| 1
SCHEDULE OF INVESTMENTS (Unaudited)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
a
A
A
SHARES VALUE
PREFERRED STOCKS - 1.6%
FINANCIAL - 1.4%
Citigroup, Inc.
6.63% 530,000 $ 538,624
6.88% 400,000 415,642
6.75% 100,000 101,793
Corebridge Financial, Inc.
6.88% 700,000 719,373
State Street Corp.
6.45% 50,000 51,801
American National Group, Inc.
7.38% 1,000 25,010
Total Financial 1,852,243
ENERGY - 0.2%
Venture Global LNG, Inc.
9.00%
a
370,000 292,201
UTILITIES - 0.0%
NextEra Energy Capital
Holdings, Inc.
6.50% due 6/1/85 225 5,697
Total Preferred Stocks
(Cost $2,160,922) 2,150,141
MONEY MARKET FUNDS
b
- 1.4%
Dreyfus Treasury Securities
Cash Management Fund—
Institutional Shares, 3.64%
c
1,855,396 1,855,396
Dreyfus Treasury Obligations
Cash Management Fund—
Institutional Shares, 3.65%
c
14,531 14,531
Total Money Market Funds
(Cost $1,869,927) 1,869,927
A
FACE
AMOUNT
~
ASSET-BACKED SECURITIES - 40.2%
COLLATERALIZED LOAN OBLIGATIONS - 23.9%
Ares Direct Lending CLO 7 LLC
2025-3A, A2 5.38% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 1/20/38
◊,a
1,400,000 1,401,710
2025-3A, B 5.58% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/38
◊,a
1,400,000 1,401,238
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,a
2,250,000 2,260,047
JCP Direct Lending CLO LLC
2023-1A, AJR 5.66% (3 Month
Term SOFR + 1.78%, Rate
Floor: 1.78%) due 7/20/37
◊,a
1,000,000 1,001,575
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 23.9% (continued)
2023-1A, BR 5.83% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/20/37
◊,a
1,000,000 $ 1,001,222
Madison Park Funding XLVIII
Ltd.
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,a
1,500,000 1,499,840
2021-48A, CR 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/19/39
◊,a
500,000 500,970
Neuberger Berman CLO 32R
Ltd.
2019-32RA, B 5.98% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/39
◊,a
1,500,000 1,504,408
Golub Capital Partners CLO
49M Ltd.
2020-49A, A1R2 5.84% (3
Month Term SOFR + 1.52%,
Rate Floor: 1.52%) due
7/20/38
◊,a
1,500,000 1,499,447
STWD LLC
2025-FL4, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 11/19/42
◊,a
1,400,000 1,399,336
A10 Issuer LLC
2025-FL6, A 5.52% (1 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 5/15/42
◊,a
700,000 698,690
2025-FL6, AS 5.94% (1 Month
Term SOFR + 1.89%, Rate
Floor: 1.89%) due 5/15/42
◊,a
700,000 698,551
Owl Rock CLO X LLC
2023-10A, AR 5.27% (3 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 4/20/37
◊,a
1,300,000 1,300,928
Golub Capital Partners CLO
54M, LP
2021-54A, A2R 5.60% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 8/5/37
◊,a
500,000 500,685
2021-54A, A1R 5.37% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 8/5/37
◊,a
500,000 500,438
Golub Capital Partners CLO
69M, LP
2023-69A, BR 5.57% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,a
450,000 450,240
2023-69A, CR 5.92% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,a
450,000 448,589
TRTX Issuer Ltd.
2025-FL7, B 6.03% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 6/18/43
◊,a
700,000 699,996
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,a
100,000 100,234

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
2 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 23.9% (continued)
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,a
750,000 $ 751,351
Cerberus Loan Funding 53 LLC
2025-4A, C 5.68% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/15/38
◊,a
750,000 749,983
BDS LLC
2025-FL15, B 5.63% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 3/19/43
◊,a
300,000 300,370
2025-FL14, AS 5.30% (1 Month
Term SOFR + 1.57%, Rate
Floor: 1.57%) due 10/17/42
◊,a
200,000 199,717
2025-FL16, B 5.85% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/19/43
◊,a
150,000 149,999
2024-FL13, AS 5.72% (1 Month
Term SOFR + 1.99%, Rate
Floor: 1.99%) due 9/19/39
◊,a
100,000 99,739
FS Rialto Issuer LLC
2025-FL10, A 5.12% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 8/19/42
◊,a
300,000 299,871
2025-FL10, B 5.58% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/19/42
◊,a
250,000 246,262
2024-FL9, B 6.03% (1 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 10/19/39
◊,a
100,000 100,250
Hlend CLO LLC
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,a
300,000 300,305
2025-3A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 1/20/37
◊,a
250,000 250,144
Ares Direct Lending CLO 6 LLC
2025-2A, B 5.55% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/16/37
◊,a
350,000 350,285
2025-2A, A1 5.20% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 10/16/37
◊,a
200,000 200,163
AGL CLO 39 Ltd.
2025-39A, B 5.38% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/20/38
◊,a
500,000 500,953
BCRED CLO LLC
2025-1A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 4/20/37
◊,a
500,000 500,377
CIFC Funding Ltd.
2015-4A, BR3 due 1/17/39
◊,a
500,000 500,000
PFP Ltd.
2025-12, AS 5.48% (1 Month
Term SOFR + 1.74%, Rate
Floor: 1.74%) due 12/18/42
◊,a
400,000 400,180
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 23.9% (continued)
STWD Ltd.
2021-FL2, AS 5.30% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.45%) due 4/18/38
◊,a
400,000 $ 399,978
LoanCore Issuer LLC
2025-CRE9, AS 5.43% (1
Month Term SOFR + 1.70%,
Rate Floor: 1.70%) due
8/18/42
◊,a
200,000 199,743
2025-CRE9, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/18/42
◊,a
100,000 99,872
2025-CRE8, B 5.58% (1 Month
Term SOFR + 1.84%, Rate
Floor: 1.84%) due 8/17/42
◊,a
100,000 99,239
Golub Capital Partners CLO
2013-16A, A1R3 5.49% (3
Month Term SOFR + 1.63%,
Rate Floor: 1.63%) due
8/9/39
◊,a
150,000 150,194
2025-83A, B 5.54% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,a
100,000 100,049
2025-83A, C 5.89% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,a
100,000 99,677
BSPRT Issuer LLC
2024-FL11, B 6.04% (1 Month
Term SOFR + 2.29%, Rate
Floor: 2.29%) due 7/15/39
◊,a
100,000 100,493
2025-FL12, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/17/43
◊,a
100,000 100,222
2025-FL12, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 1/17/43
◊,a
100,000 99,897
OWL Rock CLO XXII LLC
2025-22A, A 5.42% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 10/20/37
◊,a
300,000 300,257
Eldridge CLO Ltd.
2025-2A, C 5.50% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/39
◊,a
300,000 300,000
Ares Direct Lending CLO 8 LLC
2025-4A, B 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/20/39
◊,a
300,000 299,971
Sound Point CLO-1 Ltd.
2025-1RA, C 5.99% (3 Month
Term SOFR + 2.10%, Rate
Floor: 2.10%) due 2/20/38
◊,a
250,000 251,199
Neuberger Berman Loan
Advisers CLO 58 Ltd.
2024-58A, B 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/18/38
◊,a
250,000 250,753
Wellfleet CLO Ltd.
2022-2A, BR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/18/37
◊,a
250,000 250,739

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 3
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 23.9% (continued)
Palmer Square CLO Ltd.
2024-3A, B 5.48% (3 Month
Term SOFR + 1.60%, Rate
Floor: 1.60%) due 7/20/37
◊,a
250,000 $ 250,734
Greystone CRE Notes LLC
2025-FL4, AS 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 1/15/43
◊,a
250,000 250,727
Elmwood CLO 38 Ltd.
2025-1A, B1 5.31% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 4/22/38
◊,a
250,000 250,637
Fortress Credit BSL XVI Ltd.
2022-3A, BR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/20/35
◊,a
250,000 250,465
HPS Private Credit CLO LLC
2025-3A, B 6.31% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 7/20/37
◊,a
250,000 250,389
Fortress Credit Opportunities
XXV CLO LLC
2024-25A, A1T 5.49% (3 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 1/15/37
◊,a
250,000 250,378
Madison Park Funding LXXI Ltd.
2025-71A, B 5.36% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/23/38
◊,a
250,000 250,316
OWL Rock CLO XXI LLC
2025-21A, B 5.77% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 7/24/34
◊,a
250,000 250,261
Owl Rock CLO IX LLC
2022-9A, BR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 11/22/37
◊,a
250,000 250,258
Ares Direct Lending CLO 3 LLC
2024-3A, B 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/37
◊,a
250,000 250,241
Owl Rock CLO VII LLC
2022-7A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 4/20/38
◊,a
250,000 249,566
Cerberus Loan Funding XLVIII
LLC
2024-4A, C 6.20% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 10/15/36
◊,a
100,000 100,399
2024-4A, AN 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/15/36
◊,a
100,000 100,298
AREIT
2025-CRE11, B 6.00% (1 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 7/25/43
◊,a
150,000 149,999
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 23.9% (continued)
AREIT Ltd.
2025-CRE10, A 5.35% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 12/17/29
◊,a
150,000 $ 149,837
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, C 5.96% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,a
150,000 149,583
Acrec LLC
2025-FL3, B 5.68% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 8/18/42
◊,a
150,000 148,562
Barings CLO Ltd.
2022-3A, BR 5.63% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 10/20/37
◊,a
100,000 100,432
ABPCI Direct Lending Fund
CLO V Ltd.
2019-5A, A1RR 6.08% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 1/20/36
◊,a
100,000 100,200
BCRED MML CLO LLC
2022-1A, A1 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 4/20/35
◊,a
100,000 100,140
OWL Rock CLO XIX LLC
2024-19A, B 5.76% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 10/22/37
◊,a
100,000 100,116
Ares Direct Lending CLO 2 LLC
2024-2A, B 5.78% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 10/20/36
◊,a
100,000 100,110
Total Collateralized Loan Obligations 31,924,024
TRANSPORT-AIRCRAFT - 4.1%
Slam Ltd.
2024-1A, A 5.34% due 9/15/49
a
919,716 931,428
2025-1A, A 5.81% due 5/15/50
a
241,253 247,245
MAPS Trust
2021-1A, A 2.52% due 6/15/46
a
1,066,412 1,021,747
AASET Trust
2025-3A, A 5.24% due 2/16/50
a
696,858 697,742
2025-1A, A 5.94% due 2/16/50
a
234,448 238,931
Castlelake Aircraft Structured
Trust
2025-3A, A 5.09% due
11/15/50
a
298,019 298,841
2025-1A, A 5.78% due 2/15/50
a
233,660 237,423
Lunar Structured Aircraft
Portfolio Notes
2021-1, B 3.43% due 10/15/46
a
333,554 318,785
2021-1, A 2.64% due 10/15/46
a
163,720 156,191
Navigator Aircraft ABS Ltd.
2021-1, B 3.57% due 11/15/46
a
337,011 323,399

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
4 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
TRANSPORT-AIRCRAFT - 4.1% (continued)
Navigator Aviation Ltd.
2024-1, A 5.40% due 8/15/49
a
316,667 $ 317,934
Gilead Aviation LLC
2025-1A, A 5.79% due 3/15/50
a
240,682 244,198
ALTDE Trust
2025-1A, A 5.90% due 8/15/50
a
236,421 241,624
AASET Ltd.
2024-2A, A 5.93% due 9/16/49
a
227,925 231,118
Total Transport-Aircraft 5,506,606
WHOLE BUSINESS - 2.4%
SERVPRO Master Issuer LLC
2025-1A, A2 5.53% due
10/25/55
a
650,000 646,891
2024-1A, A2 6.17% due
1/25/54
a
393,000 405,657
Wendy's Funding LLC
2025-1A, A2I 5.42% due
12/15/55
a
750,000 747,783
Wingstop Funding LLC
2024-1A, A2 5.86% due
12/5/54
a
450,000 462,370
Taco Bell Funding LLC
2025-1A, A2II 5.05% due
8/25/55
a
150,000 149,432
2025-1A, A2I 4.82% due
8/25/55
a
150,000 149,159
DB Master Finance LLC
2021-1A, A2II 2.49% due
11/20/51
a
220,800 208,959
Planet Fitness Master Issuer
LLC
2024-1A, A2II 6.24% due
6/5/54
a
197,500 204,535
Five Guys Holdings, Inc.
2023-1A, A2 7.55% due
1/26/54
a
99,000 101,820
Arbys Funding LLC
2020-1A, A2 3.24% due
7/30/50
a
94,750 92,284
Subway Funding LLC
2024-3A, A23 5.91% due
7/30/54
a
49,500 49,078
Total Whole Business 3,217,968
SINGLE FAMILY RESIDENCE - 2.4%
Tricon Residential Trust
2024-SFR1, B 4.75% due
4/17/41
a
1,500,000 1,496,073
2025-SFR1, B 5.10% (1 Month
Term SOFR + 1.35%, Rate
Floor: 1.35%) due 3/17/42
◊,a
100,000 100,071
2024-SFR4, B 4.65% due
11/17/41
a
100,000 99,228
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
SINGLE FAMILY RESIDENCE - 2.4% (continued)
Progress Residential Trust
2025-SFR6, C 4.00% due
12/17/42
a
1,450,000 $ 1,382,302
Invitation Homes Trust
2024-SFR1, B 4.00% due
9/17/41
a
100,000 97,388
Total Single Family Residence 3,175,062
FINANCIAL - 1.9%
STEIV 1
6.82% due 4/15/46
d
750,000 750,000
Ceamer Finance LLC
6.17% due 12/15/40
d
600,000 600,000
6.79% due 11/15/39
d
89,666 92,444
Project Onyx II
6.27% due 6/15/30
d
442,917 442,869
Metis Issuer, LLC
6.89% due 5/15/55
d
250,000 253,679
Obsidian Issuer LLC
2025-1A, A 6.93% due
5/15/55
a,d
250,000 251,927
HV Structured Solutions IV
6.22% due 9/15/30
d
189,149 187,836
Steele IV Issuer 2025A-1
due 12/1/46
d,e
250,000 —
Total Financial 2,578,755
INFRASTRUCTURE - 1.7%
Hotwire Funding LLC
2024-1A, A2 5.89% due
6/20/54
a
550,000 559,367
2024-1A, B 6.67% due 6/20/54
a
150,000 153,365
Stack Infrastructure Issuer LLC
2025-1A, A2 5.00% due
5/25/50
a
400,000 395,192
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
a
350,000 352,380
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
a
300,000 296,507
Blue Stream Issuer LLC
2024-1A, A2 5.41% due
11/20/54
a
200,000 202,553
Switch ABS Issuer LLC
2025-1A, A2 5.04% due
3/25/55
a
200,000 196,600
Vantage Data Centers Issuer
LLC
2024-1A, A2 5.10% due
9/15/54
a
100,000 99,315

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 5
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
INFRASTRUCTURE - 1.7% (continued)
SBA Tower Trust
4.83% due 10/15/29
a
50,000 $ 50,312
Total Infrastructure 2,305,591
NET LEASE - 1.2%
Capital Automotive REIT
2024-2A, A1 4.90% due
5/15/54
a
563,750 563,456
2024-3A, A2 4.55% due
10/15/54
a
98,438 94,192
CMFT Net Lease Master Issuer
LLC
2021-1, A2 2.57% due 7/20/51
a
478,852 411,127
STORE Master Funding LLC
2025-1A, A5 5.17% due
10/20/55
a
349,563 348,961
STORE Master Funding I-VII
XIV XIX XX XXIV XXII
2024-1A, A2 5.70% due
5/20/54
a
99,167 101,579
Tenet Equity Funding LLC
2024-1A, A1 5.49% due
10/20/54
a
99,717 100,921
Total Net Lease 1,620,236
UNSECURED CONSUMER LOANS - 1.0%
GreenSky Home Improvement
Issuer Trust
2025-2A, B 5.07% due 6/25/60
a
350,000 353,545
2025-3A, C 4.86% due
12/27/60
a
300,000 300,577
2024-2, B 5.26% due 10/27/59
a
96,644 97,893
UPX HIL Issuer Trust
2025-1, A 5.16% due 1/25/47
a
217,014 218,690
Service Experts Issuer LLC
2025-1A, A 5.38% due 1/20/37
a
185,880 185,848
Foundation Finance Trust
2025-1A, C 5.55% due 4/15/50
a
97,482 98,738
2024-2A, B 4.93% due 3/15/50
a
84,702 84,972
Stream Innovations Issuer Trust
2024-2A, A 5.21% due 2/15/45
a
70,561 71,362
Total Unsecured Consumer Loans 1,411,625
AUTOMOTIVE - 0.7%
Avis Budget Rental Car Funding
AESOP LLC
2025-2A, B 5.51% due 8/20/31
a
900,000 924,617
TRANSPORT-CONTAINER - 0.3%
Textainer Marine Containers
VII Ltd.
2021-3A, A 1.94% due 8/20/46
a
264,000 236,694
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 40.2% (continued)
TRANSPORT-CONTAINER - 0.3% (continued)
CLI Funding IX LLC
2025-1A, A 5.35% due 6/20/50
a
189,917 $ 192,550
Total Transport-Container 429,244
INSURANCE - 0.3%
Dogwood State Bank
6.45% due 6/24/32
d
385,048 387,696
COLLATERALIZED DEBT OBLIGATIONS - 0.2%
Anchorage Credit Funding 3 Ltd.
2016-3A, A1R 2.87% due
1/28/39
a
250,000 243,332
SOLAR - 0.1%
SSI ABS Issuer LLC
2025-1, A 6.15% due 7/25/65
a
97,057 98,223
Total Asset-Backed Securities
(Cost $53,650,977) 53,822,979
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.6%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.2%
PRPM LLC
2025-5, A1 5.73% due 7/25/30
a,f
960,476 961,247
2025-RCF3, A2 5.25% due
7/25/55
a,f
740,743 744,717
2025-7, A1 5.50% due 8/25/30
a
335,663 336,494
2025-8, A1 5.39% due
10/25/30
a,f
326,407 326,887
2025-RPL3, A2 3.25% due
4/25/55
a,f
200,000 190,011
2025-6, A1 5.77% due 8/25/28
a,f
184,839 185,137
2025-2, A1 6.47% due 5/25/30
a,f
180,406 180,743
2024-6, A1 5.70% due
11/25/29
a,f
86,866 86,901
Verus Securitization Trust
2025-12, A3 5.37% due
12/25/70
a,f
1,000,000 1,002,103
2025-9, A2 5.19% due
10/27/70
a,f
733,575 735,517
2025-5, A3 5.68% due 6/25/70
a,f
408,234 410,157
2023-3, A3 6.74% due 3/25/68
a,f
103,173 103,199
2025-2, A2 5.51% due 3/25/70
a,f
85,764 86,116
2024-9, A3 5.89% due
11/25/69
a,f
83,699 84,262
FIGRE Trust
2025-HE8, B 5.36%, (WAC) due
11/25/55
◊,a
683,647 683,522
2024-HE2, A 6.38%, (WAC) due
5/25/54
◊,a
332,926 341,669
2025-HE1, B 5.93%, (WAC) due
1/25/55
◊,a
241,499 244,937
2025-PF1, B 5.91%, (WAC) due
6/25/55
◊,a
169,154 171,625

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
6 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.2%
(continued)
2025-PF2, A 5.02%, (WAC) due
10/25/55
◊,a
142,190 $ 141,914
2024-HE6, C 5.97%, (WAC)
due 12/25/54
◊,a
119,240 120,358
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,a
112,433 113,877
2024-HE4, A 5.06%, (WAC) due
9/25/54
◊,a
73,147 73,577
RCKT Mortgage Trust
2025-CES5, A1A 5.69% due
5/25/55
a,f
1,314,776 1,331,580
2025-CES1, A1A 5.65% due
1/25/45
a,f
233,856 236,172
2025-CES6, A1A 5.47% due
6/25/55
a,f
222,168 224,295
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, A2 5.22% due
9/25/70
a,f
1,470,829 1,473,119
2025-NQM3, A2 5.76% due
5/25/70
a,f
172,278 173,727
SG Residential Mortgage Trust
2025-1, A2 5.25% due
12/25/65
a,f
1,600,000 1,602,109
CAFL Issuer, LP
2025-RRTL2, A1 5.18% due
11/28/40
a,f
1,400,000 1,403,883
Angel Oak Mortgage Trust
2025-12, A3 5.34% due
12/25/70
a,f
1,388,321 1,391,417
Deephaven Residential
Mortgage Trust
2025-CES1, A2 5.48% due
10/25/55
a,f
700,000 701,281
2025-CES1, A1B 5.38% due
10/25/55
a,f
680,892 683,290
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,a
1,271,392 1,340,407
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
a,f
1,100,000 1,101,347
OBX Trust
2024-NQM18, A3 5.87% due
10/25/64
a,f
249,102 250,552
2025-NQM2, A3 5.95% due
11/25/64
a,f
193,223 194,679
2025-NQM13, A3 5.82% due
5/25/65
a,f
130,326 131,201
2025-NQM1, A3 5.85% due
12/25/64
a,f
84,059 84,601
2025-NQM1, A2 5.70% due
12/25/64
a,f
84,059 84,594
2024-NQM15, A3 5.72% due
10/25/64
a,f
72,563 72,872
2024-NQM16, A2 5.73% due
10/25/64
a,f
69,055 69,718
2024-NQM12, A3 5.83% due
7/25/64
a,f
67,289 67,912
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.2%
(continued)
2024-NQM13, A2 5.37% due
6/25/64
a,f
66,713 $ 66,797
ATLX Trust
2024-RPL2, A1 3.85% due
4/25/63
a,f
722,763 706,022
2024-RPL1, A1 3.85% due
4/25/64
a,f
88,488 86,516
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,a
367,957 374,845
2025-INV7, A7 6.00%, (WAC)
due 6/25/56
◊,a
352,938 358,596
Cross Mortgage Trust
2025-H1, A3 5.99% due
2/25/70
a,f
250,285 252,646
2025-H2, A3 5.66% due
3/25/70
a,f
208,276 209,533
2025-H6, A2 5.54% due
7/25/70
a,f
189,663 190,993
2024-H7, A3 5.97% due
11/25/69
a,f
78,752 79,395
GCAT Trust
2025-NQM4, A2 5.73% due
6/25/70
a,f
231,986 234,427
2025-NQM3, A3 5.96% due
5/25/70
a,f
225,364 227,720
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,a
181,779 185,371
2022-NQM3, A1 4.35%, (WAC)
due 4/25/67
◊,a
75,949 75,703
Easy Street Mortgage Loan
Trust
2025-RTL2, A1 5.61% due
10/25/40
a,f
700,000 707,185
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A1 5.32% due
10/25/40
a,f
700,000 700,070
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, A1A 5.70% (30
Day Average SOFR + 1.75%,
Rate Floor: 0.00%) due
6/25/55
◊,a
665,735 666,795
BRAVO Residential Funding
Trust
2025-NQM4, A1 5.61% due
2/25/65
a,f
207,847 210,052
2025-CES1, A1A 5.70% due
2/25/55
a,f
132,366 133,627
2025-NQM1, A3 5.91% due
12/25/64
a,f
121,040 121,883
2024-NQM5, A3 6.16% due
6/25/64
a,f
106,441 107,249
2024-NQM6, A2 5.66% due
8/1/64
a,f
65,717 65,993
Long Beach Mortgage Loan
Trust
2006-9, 2A2 4.07% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 10/25/36
◊
1,148,009 353,760

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 7
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.2%
(continued)
2006-9, 2A3 4.17% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 10/25/36
◊,d
925,974 $ 277,214
New Residential Mortgage Loan
Trust
2025-NQM3, A2 5.73% due
5/25/65
a
427,432 430,395
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,a
85,486 86,419
2024-NQM2, A3 5.42% due
9/25/64
a
69,454 69,756
Morgan Stanley ABS Capital I,
Inc. Trust
2007-HE2, A2D 4.06% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 1/25/37
◊
883,850 406,400
Carrington Mortgage Loan Trust
2005-NC3, M5 4.90% (1 Month
Term SOFR + 1.16%, Rate
Floor: 1.05%) due 6/25/35
◊
400,000 381,114
Towd Point Mortgage Trust
2025-CES4, A2 5.46% due
10/25/65
a,f
250,000 250,930
2024-4, A1A 4.58%, (WAC) due
10/27/64
◊,a
79,888 80,135
2023-CES2, A1A 7.29%, (WAC)
due 10/25/63
◊,a
49,082 49,693
LHOME Mortgage Trust
2025-RTL3, A1 5.24% due
8/25/40
a,f
250,000 250,724
2024-RTL5, A1 5.32% due
9/25/39
a,f
100,000 100,188
WaMu Asset-Backed Certificates
WaMu Series Trust
2007-HE2, 2A1 4.07% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.33%) due 4/25/37
◊,d
974,454 341,134
Sequoia Mortgage Trust
2025-5, A5 5.50%, (WAC) due
6/25/55
◊,a
191,136 191,721
2025-6, A11 5.50%, (WAC) due
7/25/55
◊,a
76,786 77,046
JP Morgan Mortgage Trust
2025-1, A4 6.00%, (WAC) due
6/25/55
◊,a
145,375 147,450
2024-NQM1, A3 5.95% due
2/25/64
a,f
106,593 107,539
HOMES Trust
2025-NQM1, A3 5.96% due
1/25/70
a,f
174,108 175,479
2024-AFC2, A3 5.98% due
10/25/59
a,f
77,378 77,922
NYMT Loan Trust
2025-CP1, A1 3.75%, (WAC)
due 11/25/69
◊,a
238,166 229,906
Provident Funding Mortgage
Trust
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,a
143,355 144,106
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.2%
(continued)
2025-1, A3 5.50%, (WAC) due
2/25/55
◊,a
78,315 $ 78,696
Anchor Mortgage Trust
2025-RTL1, A1 5.72% due
5/25/40
a,f
200,000 201,059
ACHM Trust
2025-HE3, A 5.20%, (WAC) due
11/25/55
◊,a
175,000 175,073
EFMT
2025-CES1, A1A 5.73% due
1/25/60
a,f
130,664 132,116
Mill City Securities Ltd.
2024-RS2, A1 3.00% due
8/1/69
a,f
69,306 65,668
2024-RS1, A1 3.00% due
11/1/69
a,f
58,703 55,681
Chase Home Lending Mortgage
Trust
2025-5, A4A 5.50%, (WAC) due
4/25/56
◊,a
116,627 117,387
Mill City Mortgage Loan Trust
2021-NMR1, M3 2.50%, (WAC)
due 11/25/60
◊,a
120,000 101,354
Finance of America HECM
Buyout
2024-HB1, M1 5.00%, (WAC)
due 10/1/34
◊,a
100,000 99,991
COLT Mortgage Loan Trust
2025-3, A2 5.56% due 3/25/70
a,f
80,285 80,579
Total Residential Mortgage-Backed Securities 31,041,779
GOVERNMENT AGENCY - 11.6%
Uniform MBS 30 Year
3.00% due 2/1/56
g
10,400,000 9,190,594
4.50% due 2/1/41
g
538,797 538,755
4.50% due 1/1/41
g
441,203 441,358
Fannie Mae
2025-104, DA 5.00% due
3/25/55 3,666,126 3,657,892
5.00% due 10/25/51 381,523 383,182
6.00% due 10/1/55 281,444 289,362
5.69% due 7/1/55 249,364 250,575
6.00% due 11/1/55 86,044 88,465
Freddie Mac
5.50% due 7/25/53 319,218 323,664
6.00% due 10/1/55 209,185 214,906
5.25% due 4/25/53 205,426 207,993
Total Government Agency 15,586,746
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,a
1,050,000 1,050,653

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
8 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.6% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
(continued)
MILE Trust
2025-STNE, B 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/15/42
◊,a
900,000 $ 900,562
RWC Commercial Mortgage
Trust
2025-1, A 5.01% due 6/25/40
a
143,895 144,126
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,a
25,000 23,422
Total Commercial Mortgage-Backed Securities 2,118,763
MILITARY HOUSING - 1.2%
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, A 7.15% due
8/10/36
a
1,436,299 1,549,995
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, XA2 0.70%, (WAC)
due 10/25/52
◊,a,h
898,067 50,788
Total Military Housing 1,600,783
Total Collateralized Mortgage Obligations
(Cost $50,253,124) 50,348,071
CORPORATE BONDS - 19.2%
FINANCIAL - 9.4%
Citadel Securities Global
Holdings LLC
6.20% due 6/18/35
a
870,000 915,799
AmFam Holdings, Inc.
3.83% due 3/11/51
a
1,355,000 909,978
UWM Holdings LLC
6.25% due 3/15/31
a
700,000 698,884
6.63% due 2/1/30
a
150,000 151,887
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/1/32
a
700,000 711,359
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 6/15/31
a
670,000 701,813
Reinsurance Group of America,
Inc.
6.65% due 9/15/55
i
670,000 692,309
Jane Street Group / JSG
Finance, Inc.
6.13% due 11/1/32
a
680,000 691,941
OneMain Finance Corp.
7.50% due 5/15/31 530,000 557,639
6.63% due 5/15/29 50,000 51,787
Encore Capital Group, Inc.
6.63% due 4/15/31
a
450,000 452,247
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 19.2% (continued)
FINANCIAL - 9.4% (continued)
GA Global Funding Trust
4.50% due 9/18/30
a
450,000 $ 444,625
Global Atlantic Fin Co.
7.25% due 3/1/56
a,i
400,000 401,875
Hunt Companies, Inc.
5.25% due 4/15/29
a
365,000 356,299
Nassau Companies of New York
7.88% due 7/15/30
a
370,000 353,168
Rocket Companies, Inc.
6.38% due 8/1/33
a
330,000 344,064
Asurion LLC and Asurion
Company-Issuer, Inc.
8.00% due 12/31/32
a
300,000 311,283
Prime Property Fund
5.81% due 7/15/35
d
300,000 301,482
Insured Lending 1 Ltd.
6.50% due 2/4/32
a,d
EUR 250,000 293,775
MidCap Funding XLVI Trust
6.28% due 4/15/28
d
250,000 250,000
Pershing Square Holdings Ltd./
Fund
3.25% due 11/15/30 250,000 231,550
Fidelis Insurance Holdings Ltd.
7.75% due 6/15/55
i
200,000 215,491
Nippon Life Insurance Co.
6.50% due 4/30/55
a,i
200,000 215,358
Allianz SE
6.55%
a,i,j
200,000 207,608
Meiji Yasuda Life Insurance Co.
6.10% due 6/11/55
a,i
200,000 207,492
EQT AB
5.85% due 5/8/35
a
200,000 205,026
BO GPS IV Capital Call Facility
D
5.38% due 10/30/32
d
200,000 200,743
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
a
200,000 192,554
Americo Life, Inc.
3.45% due 4/15/31
a
200,000 180,880
Blue Owl IV SR SEC A
5.94% due 8/22/45
d
156,000 157,742
Blue Owl IV SR SEC B
5.94% due 8/22/45
d
144,000 145,608
Focus Financial Partners LLC
6.75% due 9/15/31
a
125,000 128,515
American National Group, Inc.
7.00% due 12/1/55
i
125,000 125,135

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 9
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 19.2% (continued)
FINANCIAL - 9.4% (continued)
Belrose Funding Trust II
6.79% due 5/15/55
a
100,000 $ 103,834
Equitable Holdings, Inc.
6.70% due 3/28/55
i
77,000 80,292
MetLife, Inc.
6.35% due 3/15/55
i
70,000 73,819
American National Global
Funding
5.25% due 6/3/30
a
60,000 60,966
Fortitude Group Holdings LLC
6.25% due 4/1/30
a
50,000 52,079
Ascot Group Ltd.
6.35% due 6/15/35
a,i
50,000 51,763
Symetra Life Insurance Co.
6.55% due 10/1/55
a
50,000 51,691
PennyMac Financial Services,
Inc.
6.75% due 2/15/34
a
50,000 51,686
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
a
50,000 49,271
Farmers Insurance Exchange
7.00% due 10/15/64
a,i
20,000 20,520
Ryan Specialty LLC
5.88% due 8/1/32
a
13,000 13,283
Total Financial 12,615,120
CONSUMER, NON-CYCLICAL - 1.8%
Post Holdings, Inc.
6.50% due 3/15/36
a
750,000 751,014
Global Payments, Inc.
5.20% due 11/15/32 225,000 225,105
4.88% due 11/15/30 125,000 125,139
5.55% due 11/15/35 100,000 99,393
ADT Security Corp.
4.88% due 7/15/32
a
400,000 387,431
IQVIA, Inc.
6.25% due 6/1/32
a
200,000 208,984
Becle SAB de CV
2.50% due 10/14/31
a
200,000 174,564
CPI CG, Inc.
10.00% due 7/15/29
a
150,000 158,927
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 5/21/30 EUR 100,000 121,199
Darling Global Finance BV
4.50% due 7/15/32
a
EUR 100,000 119,046
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 19.2% (continued)
CONSUMER, NON-CYCLICAL - 1.8% (continued)
Health Care Service Corp. A
Mutual Legal Reserve Co.
5.88% due 6/15/54
a
50,000 $ 48,118
Total Consumer, Non-cyclical 2,418,920
UTILITIES - 1.7%
QTS Corp.
5.42% due 8/21/32
d
775,000 778,010
American Electric Power Co.,
Inc.
5.80% due 3/15/56
i
110,000 109,204
6.05% due 3/15/56
i
110,000 108,078
ContourGlobal Power Holdings
S.A.
6.75% due 2/28/30
a
200,000 206,222
Dominion Energy, Inc.
6.20% due 2/15/56
i
150,000 150,102
6.00% due 2/15/56
i
50,000 50,231
Spire, Inc.
6.25% due 6/1/56
i
150,000 149,254
NextEra Energy Capital
Holdings, Inc.
6.38% due 8/15/55
i
144,000 148,644
PacifiCorp
7.38% due 9/15/55
i
135,000 137,598
NiSource, Inc.
5.75% due 7/15/56
i
125,000 125,810
WEC Energy Group, Inc.
5.63% due 5/15/56
i
125,000 125,787
Hope Gas Holdings LLC
6.18% due 9/1/37
d
100,000 101,234
Terraform Global Operating, LP
6.13% due 3/1/26
a
58,000 57,587
Sierra Pacific Power Co.
6.20% due 12/15/55
i
50,000 49,553
Southern Co.
3.75% due 9/15/51
i
29,000 28,589
Total Utilities 2,325,903
COMMUNICATIONS - 1.7%
TELUS Corp.
7.00% due 10/15/55
i
330,000 343,523
6.38% due 6/9/56
i
85,000 85,141
6.63% due 6/9/56
i
85,000 84,917
6.63% due 10/15/55
i
50,000 51,022
Bell Telephone Co. of Canada or
Bell Canada
7.00% due 9/15/55
i
330,000 346,776
6.88% due 9/15/55
i
100,000 103,173

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
10 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 19.2% (continued)
COMMUNICATIONS - 1.7% (continued)
British Telecommunications plc
4.88% due 11/23/81
a,i
405,000 $ 391,263
Rogers Communications, Inc.
7.13% due 4/15/55
i
330,000 347,487
Vmed O2 UK Financing I plc
6.75% due 1/15/33
a
200,000 198,207
Verizon Communications, Inc.
5.75% due 11/30/45 175,000 173,750
Cox Communications, Inc.
2.95% due 10/1/50
a
85,000 47,296
5.80% due 12/15/53
a
50,000 42,643
Total Communications 2,215,198
CONSUMER, CYCLICAL - 1.1%
Polaris, Inc.
5.60% due 3/1/31 250,000 252,611
Allwyn Entertainment Financing
UK plc
7.25% due 4/30/30 EUR 180,000 222,305
Brightstar Lottery plc/ Brightstar
Global Solutions Corp.
5.75% due 1/15/33
a
200,000 198,567
JB Poindexter & Co., Inc.
8.75% due 12/15/31
a
185,000 193,783
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
6.63% due 5/1/32
a
175,000 176,472
Lottomatica Group SpA
4.88% due 1/31/31
a
EUR 100,000 121,017
Lindblad Expeditions LLC
7.00% due 9/15/30
a
100,000 104,318
New Flyer Holdings, Inc.
9.25% due 7/1/30
a
75,000 80,612
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
a
50,000 50,451
Whirlpool Corp.
4.50% due 6/1/46 50,000 37,543
4.60% due 5/15/50 10,000 7,352
Clarios Global LP / Clarios US
Finance Co.
6.75% due 2/15/30
a
40,000 41,752
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 3/15/33
a
25,000 25,562
Total Consumer, Cyclical 1,512,345
ENERGY - 1.0%
Venture Global Plaquemines
LNG LLC
7.50% due 5/1/33
a
120,000 129,660
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 19.2% (continued)
ENERGY - 1.0% (continued)
6.50% due 6/15/34
a
125,000 $ 127,723
6.13% due 12/15/30
a
125,000 127,293
ITT Holdings LLC
6.50% due 8/1/29
a
365,000 350,273
HF Sinclair Corp.
6.25% due 1/15/35 150,000 156,407
5.50% due 9/1/32 100,000 101,357
Sunoco LP
6.63% due 8/15/32
a
185,000 190,146
Phillips 66 Co.
6.20% due 3/15/56
i
75,000 74,693
ONEOK, Inc.
7.15% due 1/15/51 50,000 54,899
MPLX, LP
5.65% due 3/1/53 50,000 46,367
Total Energy 1,358,818
TECHNOLOGY - 0.8%
Foundry JV Holdco LLC
6.40% due 1/25/38
a
475,000 506,671
5.90% due 1/25/33
a
200,000 209,269
Oracle Corp.
5.95% due 9/26/55 150,000 132,902
4.80% due 9/26/32 75,000 72,407
5.88% due 9/26/45 50,000 45,156
6.10% due 9/26/65 50,000 44,100
Total Technology 1,010,505
INDUSTRIAL - 0.6%
Graphic Packaging International
LLC
6.38% due 7/15/32
a
310,000 315,788
Builders FirstSource, Inc.
6.38% due 3/1/34
a
185,000 191,277
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 100,000 122,435
Atkore, Inc.
4.25% due 6/1/31
a
125,000 119,952
FedEx Corp.
4.10% due 2/1/45 75,000 59,167
Amsted Industries, Inc.
6.38% due 3/15/33
a
45,000 46,349
Total Industrial 854,968
TRANSPORTATION - 0.5%
Aitx Finco LLC
5.38% due 10/23/30
d
200,000 199,817
5.67% due 10/23/32
d
200,000 199,437

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 11
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 19.2% (continued)
TRANSPORTATION - 0.5% (continued)
Terminal Investment Limited
Holding
5.63% due 7/9/32
d
200,000 $ 202,633
Total Transportation 601,887
BASIC MATERIALS - 0.4%
Perimeter Holdings LLC
6.25% due 1/15/34
a
340,000 337,766
Alumina Pty Ltd.
6.38% due 9/15/32
a
200,000 207,685
Dow Chemical Co.
6.90% due 5/15/53 50,000 51,276
Total Basic Materials 596,727
REAL ESTATE - 0.2%
Harmoni Towers LLC
5.22% due 10/30/30
d
200,000 200,279
Total Corporate Bonds
(Cost $25,538,853) 25,710,670
SENIOR FLOATING RATE INTERESTS - 10.6%
CONSUMER, CYCLICAL - 3.8%
Recess Holdings, Inc.
7.62% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 2/20/30
◊
498,239 500,965
Hni Corp.
5.77% (1 Month Term SOFR +
2.00%) due 11/20/32
◊
450,000 451,125
Peer Holding III BV
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 9/25/32
◊
450,000 450,373
Dealer Tire Financial LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/2/31
◊
398,992 398,494
Beach Acquisition Bidco LLC
6.92% (3 Month Term SOFR +
3.25%, Rate Floor: 0.00%)
due 6/28/32
◊
350,000 352,408
Bombardier Recreational
Products, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 1/22/31
◊
349,125 350,103
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
348,099 349,116
Allwyn Entertainment Financing
US LLC
5.91% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 3/29/32
◊
350,000 343,000
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.6% (continued)
CONSUMER, CYCLICAL - 3.8% (continued)
Scientific Games Corp.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/4/29
◊
349,116 $ 342,528
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
320,000 318,301
Allison Transmission, Inc.
due 11/5/32
g
300,000 301,251
UFC Holdings LLC
5.87% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 11/21/31
◊
199,000 199,800
Clarios Global, LP
6.47% (1 Month Term SOFR +
2.75%) due 1/28/32
◊
149,625 150,186
Hunter Douglas, Inc.
6.67% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 148,500 149,057
Aramark Services, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 6/22/30
◊
143,528 143,829
Flutter Entertainment plc
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 6/4/32
◊
99,500 99,500
Caesars Entertainment, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/30
◊
97,305 96,430
United Airlines, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 2/22/31
◊
49,372 49,526
PCI Gaming Authority
5.72% (1 Month Term SOFR +
2.00%) due 7/18/31
◊
29,550 29,583
Total Consumer, Cyclical 5,075,575
FINANCIAL - 2.4%
Saphilux SARL
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/27/28
◊
800,000 804,504
Harbourvest Partners, LP
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 4/18/30
◊
800,000 800,000
Aretec Group, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/9/30
◊
500,000 501,565
Hightower Holding LLC
6.65% (3 Month Term SOFR +
2.75%) due 2/3/32
◊
248,750 248,907

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
12 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.6% (continued)
FINANCIAL - 2.4% (continued)
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 9/15/31
◊
173,935 $ 174,182
Kroll LLC
6.67% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 9/13/32
◊,d,k
151,260 150,695
Amwins Group, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 1/30/32
◊
148,500 148,871
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
148,828 148,017
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
119,246 119,190
Ardonagh Midco 3, Ltd.
6.92% (6 Month Term SOFR +
2.75%) due 2/15/31
◊
99,252 98,942
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 5/17/31
◊
49,874 49,964
Total Financial 3,244,837
CONSUMER, NON-CYCLICAL - 1.4%
Sazerac Co, Inc.
6.28% (1 Month Term SOFR +
2.50%) due 9/7/32
◊
357,422 357,768
6.28% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 7/9/32
◊
202,573 202,769
Grant Thornton Advisors Holding
LLC
6.72% (1 Month Term SOFR +
3.00%) due 5/30/31
◊
199,500 200,071
6.47% (1 Month Term SOFR +
2.75%) due 6/2/31
◊
198,501 198,660
Lernen US Finco LLC
7.32% (3 Month Term SOFR +
3.50%, Rate Floor: 0.00%)
due 10/27/31
◊
397,754 398,251
Herc Holdings, Inc.
6.01% (1 Month Term SOFR +
2.00%) due 6/2/32
◊
200,000 200,708
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
148,875 148,969
Aggreko Holdings, Inc.
6.87% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 5/1/31
◊
99,500 99,997
Belron Finance US LLC
6.12% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 10/16/31
◊
59,252 59,549
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.6% (continued)
CONSUMER, NON-CYCLICAL - 1.4% (continued)
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
24,812 $ 24,785
Total Consumer, Non-cyclical 1,891,527
INDUSTRIAL - 0.9%
Brown Group Holding LLC
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
457,836 459,887
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
249,352 251,457
Blackfin Pipeline LLC
6.75% (1 Month Term SOFR +
3.00%) due 9/29/32
◊
200,000 200,166
Knife River Corp.
5.74% (3 Month Term SOFR +
2.00%) due 3/8/32
◊
148,500 148,994
Dynasty Acquisition Co, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
35,860 35,978
Transdigm, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 1/19/32
◊
24,688 24,779
1199169 BC ULC
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
13,640 13,685
Capstone Acquisition Holdings,
Inc.
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/12/29
◊,d
9,103 9,064
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,d
805 802
Total Industrial 1,144,812
ENERGY - 0.8%
Al GCX Holdings LLC
2.75% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/17/32
◊
600,000 600,378
Whitewater Matterhorn Holdings
LLC
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 6/16/32
◊
200,000 200,592
Colossus Acquireco LLC
5.41% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 7/30/32
◊
99,750 99,625
Par Petroleum LLC
7.24% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 2/28/30
◊,d
59,543 59,804

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 13
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.6% (continued)
ENERGY - 0.8% (continued)
ITT Holdings LLC
6.19% (1 Month Term SOFR +
2.48%, Rate Floor: 0.50%)
due 10/11/30
◊
49,375 $ 49,622
Total Energy 1,010,021
TECHNOLOGY - 0.7%
Ascend Learning LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
339,146 339,933
Leia Finco US LLC
7.19% (3 Month Term SOFR +
3.25%) due 10/9/31
◊
299,246 300,156
Clearwater Analytics LLC
6.46% (6 Month Term SOFR +
2.25%) due 2/10/32
◊
150,000 149,719
CCC Intelligent Solutions, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/23/32
◊
148,587 148,958
Total Technology 938,766
COMMUNICATIONS - 0.5%
Blue Finco SARL
6.92% (3 Month Term SOFR +
3.25%, Rate Floor: 0.00%)
due 7/12/32
◊
447,750 449,989
Sunrise Financing Partnership
6.69% (6 Month Term SOFR +
2.50%) due 2/29/32
◊
75,000 75,217
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
70,000 70,157
Speedster Bidco Gmbh
6.69% (3 Month Term SOFR +
3.00%) due 12/10/31
◊
49,750 49,763
Tripadvisor, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 7/8/31
◊
9,925 9,540
Total Communications 654,666
UTILITIES - 0.1%
Al GCX Fund VIII Holdings LLC
5.82% (1 Month Term SOFR +
2.00%) due 1/30/32
◊
147,522 147,338
CONSUMER DISCRETIONARY - 0.0%
Awayday LLC
8.92% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 5/1/32
◊,d
13,854 13,720
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 10.6% (continued)
BASIC MATERIALS - 0.0%
Arsenal Aic Parent LLC
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.00%)
due 8/19/30
◊
58,155 $ 58,228
Total Senior Floating Rate Interests
(Cost $14,132,368) 14,179,490
U.S. GOVERNMENT SECURITIES - 0.6%
U.S. Treasury Inflation Indexed
Bonds
2.38% due 2/15/55
l
825,496 783,060
Total U.S. Government Securities
(Cost $808,017) 783,060
FOREIGN GOVERNMENT DEBT - 0.2%
Eagle Funding Luxco SARL
5.50% due 8/17/30
a
250,000 254,647
Total Foreign Government Debt
(Cost $249,412) 254,647
CONTRACTS/
NOTIONAL
VALUE a
OTC INTEREST RATE SWAPTIONS PURCHASED
m
- 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September 2031
with exercise rate of 3.35%
(Notional Value $2,528,000) USD 2,528,000 22,491
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35%
(Notional Value $2,528,000) USD 2,528,000 22,242
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35%
(Notional Value $2,528,000) USD 2,528,000 22,242
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35%
(Notional Value $2,527,000) USD 2,527,000 22,233
Total OTC Interest Rate Swaptions Purchased
(Cost $99,038) 89,208

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
14 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 84 $ 28,875
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 118 20,650
Total Listed Options Purchased
(Cost $91,170) 49,525
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $319,000) USD 319,000 262
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring May 2026
with strike price of $ 123.50
(Notional Value $79,000) USD 79,000 207
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $31,000) USD 31,000 25
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $1,488,235) EUR 1,265,000 15
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $2,331,765) EUR 1,982,000 14
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $1,331,765) EUR 1,132,000 6
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC OPTIONS PURCHASED (continued)
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January 2026
with strike price of EUR 1.12
(Notional Value $660,000) EUR 561,000 $ 4
Total OTC Options Purchased
(Cost $44,478) 533
Total Investments - 111.5%
(Cost $148,898,286)
$ 149,258,251
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 118 (11,800)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 84 (15,225)
Total Interest Rate Options (27,025)
Total Listed Options Written
(Premium received $45,527) (27,025)
OTC INTEREST RATE SWAPTIONS WRITTEN
m
- (0.1)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $712,500) USD 712,500 (115)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $712,500) USD 712,500 (115)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $712,500) USD 712,500 (124)
Barclays Bank plc 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.93%
(Notional Value $712,500) USD 712,500 (128)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $712,500) USD 712,500 (158)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 15
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
m
- (0.1)% (continued)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.86%
(Notional Value $712,500) USD 712,500 $ (158)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.85%
(Notional Value $712,500) USD 712,500 (169)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $712,500) USD 712,500 (170)
Barclays Bank plc 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.93%
(Notional Value $712,500) USD 712,500 (188)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $712,500) USD 712,500 (189)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $712,500) USD 712,500 (189)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $712,500) USD 712,500 (193)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $712,500) USD 712,500 (194)
Barclays Bank plc 1-Year/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71%
(Notional Value $712,500) USD 712,500 (1,012)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $712,500) USD 712,500 (1,012)
Barclays Bank plc 1-Year/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71%
(Notional Value $712,500) USD 712,500 (1,129)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $712,500) USD 712,500 (1,129)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
m
- (0.1)% (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $997,500) USD 997,500 $ (1,666)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $997,500) USD 997,500 (1,666)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $1,140,000) USD 1,140,000 (1,688)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69%
(Notional Value $1,140,000) USD 1,140,000 (1,688)
Total Interest Rate Swaptions (13,080)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $712,500) USD 712,500 (87)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.85%
(Notional Value $712,500) USD 712,500 (87)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.86%
(Notional Value $712,500) USD 712,500 (91)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $997,500) USD 997,500 (1,326)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.64%
(Notional Value $997,500) USD 997,500 (1,326)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $1,140,000) USD 1,140,000 (1,671)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69%
(Notional Value $1,140,000) USD 1,140,000 (1,671)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
16 |
See Sector Classification in Other Information section.
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
m
- (0.1)% (continued)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85%
(Notional Value $2,527,000) USD 2,527,000 $ (7,746)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85%
(Notional Value $2,528,000) USD 2,528,000 (7,749)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
m
- (0.1)% (continued)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85%
(Notional Value $2,528,000) USD 2,528,000 $ (7,749)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September 2031
with exercise rate of 2.85%
(Notional Value $2,528,000) USD 2,528,000 (7,830)
Total Interest Rate Swaptions (37,333)
Total OTC Interest Rate Swaptions Written
(Premium received $107,934) (50,413)
Other Assets & Liabilities, net - (11.4)% (15,355,172)
Total Net Assets - 100% $ 133,825,641
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $100,832,217 (cost $100,448,773), or 75.3% of total net assets.
b
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
c
Rate indicated is the 7-day yield as of December 31, 2025.
d
Value determined based on Level 3 inputs — See Note 3 .
e
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
f
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
g
Security is unsettled at period end and may not have a stated effective rate.
h
Security is an interest-only strip.
i
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
j
Perpetual maturity.
k
Payment-in-kind security.
l
Face amount of security is adjusted for inflation.
m
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 3,500,000
$ (80,225) $ (75,810) $ (4,415)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 17
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.V1
(25-35%) 5.00%
Quarterly
12/20/29
$ 100,000
$ (15,468) $ (12,302) $ (3,166)
J.P. Morgan
Securities LLC
CDX.NA.HY.43.V1
(15-25%) 5.00%
Quarterly
12/20/29
100,000
(9,616) (5,115) (4,501)
$ (25,084) $ (17,417) $ (7,667)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.12% Annually 12/30/27 $ 58,700,000 $ 908,939 $ 770,437 $ 138,502
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 13,370,000 293,233 344,534 (51,301)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.90% Annually 10/31/55 3,000,000 (139,416) (99,303) (40,113)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.57% Annually 10/31/35 8,450,000 (161,258) (92,666) (68,592)
$ 901,498 $ 923,002 $ (21,504)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 866,000 1,019,737 USD 1/15/26 $ 1,390
Barclays Bank plc EUR Buy 23,000 27,076 USD 1/20/26 (24)
Morgan Stanley & Co. International
plc EUR Sell 23,000 26,896 USD 1/20/26 (157)
$ 1,209
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/31 3.35%
$ 2,528,000
$ 22,491
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
22,242
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
2,528,000
22,242

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
18 |
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
$ 2,527,000
$ 22,233
$ 89,208
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% $ 712,500 $ (87)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% 712,500 (87)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% 712,500 (91)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 997,500 (1,326)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 997,500 (1,327)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 1,140,000 (1,671)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 1,140,000 (1,671)
$ (6,260)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,527,000 (7,746)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (7,749)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 2,528,000 (7,749)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/31 2.85% 2,528,000 (7,829)
$ (31,073)
Put
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 712,500 (115)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 19
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% $ 712,500 $ (115)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 712,500 (124)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 712,500 (128)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 712,500 (158)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 712,500 (158)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% 712,500 (169)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 712,500 (170)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 712,500 (188)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 712,500 (189)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 712,500 (189)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 712,500 (193)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 712,500 (194)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 712,500 (1,012)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 712,500 (1,012)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% 712,500 (1,129)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 712,500 (1,129)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 997,500 (1,666)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
20 |
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% $ 997,500 $ (1,666)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 1,140,000 (1,688)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 1,140,000 (1,688)
$ (13,080)
a
Includes cumulative appreciation (depreciation).
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 3 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ 30,707 $ 2,119,434 $ — $ 2,150,141
Money Market Funds 1,869,927 — — 1,869,927
Asset-Backed Securities — 50,856,528 2,966,451 53,822,979
Collateralized Mortgage Obligations — 49,729,723 618,348 50,348,071
Corporate Bonds — 22,679,910 3,030,760 25,710,670
Senior Floating Rate Interests — 13,945,405 234,085 14,179,490
U.S. Government Securities — 783,060 — 783,060
Foreign Government Debt — 254,647 — 254,647
Interest Rate Swap Agreements
a
— 138,502 — 138,502
Interest Rate Swaptions Purchased — 89,208 — 89,208
Options Purchased — 50,058 — 50,058
Forward Foreign Currency Exchange Contracts
a
— 1,390 — 1,390
Unfunded loan commitments ( Note 4 )
a
— — 728 728
Total Assets $ 1,900,634 $ 140,647,865 $ 6,850,372 $ 149,398,871
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 181 $ — $ 181
Credit Default Swap Agreements
a
— 12,082 — 12,082
Options Written — 27,025 — 27,025
Interest Rate Swaptions Written — 50,413 — 50,413
Interest Rate Swap Agreements
a
— 160,006 — 160,006
Unfunded loan commitments ( Note 4 )
a
— — 3 3
Total Liabilities $ — $ 249,707 $ 3 $ 249,71 0
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 21
Significant changes in a quote would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of $865,988 transfer into Level 3 from Level 2 due to a lack of observable inputs and and did not have any securities to transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 1,616,451
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 1,350,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 618,348 Model Price Purchase Price — —
Corporate Bonds 2,185,503
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 845,257 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 174,281 Model Price Purchase Price — —
Senior Floating Rate Interests 59,804 Third Party Pricing Vendor Price — —
Unfunded loan commitments 728 Model Price Purchase Price — —
Total Assets $ 6,850,372
Liabilities:
Unfunded loan commitments $ 3 Model Price Purchase Price — —
Assets Liabilities
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets
Unfunded
Loan
Commitments
Beginning Balance
$ 1,122,734 $ 1,928,686 $ 9,084 $ — $ 43 $ 3,060,547 $ —
Purchases/(Receipts) 1,800,000 1,089,951 165,045 — 682 3,055,678 (3)
(Sales, maturities and paydowns)/
Fundings (153,880) — (57) — — (153,937) —
Total realized gains (losses)
included in earnings — — — — — — —
Total change in unrealized
appreciation (depreciation)
included in earnings 9,761 12,123 209 — 3 22,096 —
Transfers into Level 3 187,836 — 59,804 618,348 — 865,988 —
Ending Balance $ 2,966,45 1 $ 3,030,760 $ 234,085 $ 618,348 $ 728 $ 6,850,372 $ (3)
Net change in unrealized
appreciation (depreciation) for
investments in Level 3 securities
still held at December 31, 2025 $ 9,761 $ 12,123 $ 209 $ — $ 3 $ 22,096 $ (3)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
22 |
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1 A1 5.72% due 5/25/2040 6.72% 11/01/27
Angel Oak Mortgage Trust 2025-12 A3 5.34% due 12/25/2070 6.34% 11/01/29
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
ATLX Trust 2024-RPL1 A1 3.85% due 4/25/2064 4.85% 08/01/28
ATLX Trust 2024-RPL2 A1 3.85% due 4/25/2063 4.85% 10/01/28
BRAVO Residential Funding Trust 2025-NQM1 A3 5.91% due 12/25/2064 6.91% 01/01/29
BRAVO Residential Funding Trust 2025-CES1 A1A 5.70% due 2/25/2055 6.70% 03/01/29
BRAVO Residential Funding Trust 2024-NQM5 A3 6.16% due 6/25/2064 7.16% 07/01/28
BRAVO Residential Funding Trust 2025-NQM4 A1 5.61% due 2/25/2065 6.61% 04/26/29
BRAVO Residential Funding Trust 2024-NQM6 A2 5.66% due 8/1/2064 6.66% 08/01/28
CAFL Issuer, LP 2025-RRTL2 A1 5.18% due 11/28/2040 6.03% 06/28/28
COLT Mortgage Loan Trust 2025-3 A2 5.56% due 3/25/2070 6.56% 02/01/29
Cross Mortgage Trust 2025-H2 A3 5.66% due 3/25/2070 6.66% 02/01/29
Cross Mortgage Trust 2025-H6 A2 5.54% due 7/25/2070 6.54% 07/01/29
Cross Mortgage Trust 2024-H7 A3 5.97% due 11/25/2069 6.97% 10/01/28
Cross Mortgage Trust 2025-H1 A3 5.99% due 2/25/2070 6.99% 01/01/29
Deephaven Residential Mortgage Trust 2025-CES1 A1B 5.38% due 10/25/2055 6.38% 10/01/29
Deephaven Residential Mortgage Trust 2025-CES1 A2 5.48% due 10/25/2055 6.48% 10/01/29
Easy Street Mortgage Loan Trust 2025-RTL2 A1 5.61% due 10/25/2040 7.50% 12/25/27
EFMT 2025-CES1 A1A 5.73% due 1/25/2060 6.73% 02/01/29
GCAT Trust 2025-NQM3 A3 5.96% due 5/25/2070 6.96% 06/01/29
GCAT Trust 2025-NQM4 A2 5.73% due 6/25/2070 6.73% 07/01/29
HOMES Trust 2024-AFC2 A3 5.98% due 10/25/2059 6.98% 10/01/28
HOMES Trust 2025-NQM1 A3 5.96% due 1/25/2070 6.96% 01/01/29
JP Morgan Mortgage Trust 2024-NQM1 A3 5.95% due 2/25/2064 6.95% 12/01/28
LHOME Mortgage Trust 2025-RTL3 A1 5.24% due 8/25/2040 6.24% 02/25/28
LHOME Mortgage Trust 2024-RTL5 A1 5.32% due 9/25/2039 6.32% 03/25/27
Mill City Securities Ltd. 2024-RS1 A1 3.00% due 11/1/2069 6.00% 10/01/27
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 A2 5.76% due 5/25/2070 6.76% 05/01/29
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9 A2 5.22% due 9/25/2070 6.22% 11/01/29
OBX Trust 2024-NQM13 A2 5.37% due 6/25/2064 6.37% 08/01/28
OBX Trust 2024-NQM12 A3 5.83% due 7/25/2064 6.83% 08/01/28
OBX Trust 2025-NQM13 A3 5.82% due 5/25/2065 6.82% 07/01/29
OBX Trust 2024-NQM16 A2 5.73% due 10/25/2064 6.73% 10/01/28
OBX Trust 2025-NQM2 A3 5.95% due 11/25/2064 6.95% 01/01/29
OBX Trust 2025-NQM1 A2 5.70% due 12/25/2064 6.70% 12/01/28
OBX Trust 2025-NQM1 A3 5.85% due 12/25/2064 6.85% 12/01/28
OBX Trust 2024-NQM15 A3 5.72% due 10/25/2064 6.72% 10/01/28
OBX Trust 2024-NQM18 A3 5.87% due 10/25/2064 6.87% 11/01/28
PRPM LLC 2025-RCF3 A1 5.25% due 7/25/2055 6.25% 07/01/29
PRPM LLC 2025-2 A1 6.47% due 5/25/2030 9.47% 05/01/28
PRPM LLC 2025-8 A1 5.39% due 10/25/2030 8.39% 10/01/28
PRPM LLC 2025-RCF3 A2 5.25% due 7/25/2055 6.25% 07/01/29
PRPM LLC 2025-6 A1 5.77% due 8/25/2028 8.77% 08/01/28
PRPM LLC 2025-5 A1 5.73% due 7/25/2030 8.73% 07/01/28
PRPM LLC 2025-RPL3 A2 3.25% due 4/25/2055 4.25% 04/01/28
PRPM LLC 2024-6 A1 5.70% due 11/25/2029 8.70% 11/25/27
RCKT Mortgage Trust 2025-CES6 A1A 5.47% due 6/25/2055 6.47% 06/01/29
RCKT Mortgage Trust 2025-CES1 A1A 5.65% due 1/25/2045 6.65% 01/01/29
RCKT Mortgage Trust 2025-CES5 A1A 5.69% due 5/25/2055 6.69% 05/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A1 5.32% due 10/25/2040 6.32% 03/01/28
SG Residential Mortgage Trust 2025-1 A2 5.25% due 12/25/2065 6.25% 12/01/29
Towd Point Mortgage Trust 2025-CES4 A2 5.46% due 10/25/2065 6.46% 10/01/29
Verus Securitization Trust 2025-12 A3 5.37% due 12/25/2070 6.37% 12/01/29
Verus Securitization Trust 2025-2 A2 5.51% due 3/25/2070 6.51% 03/01/29

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND
December 31, 2025
| 23
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Verus Securitization Trust 2024-9 A3 5.89% due 11/25/2069 6.89% 12/01/28
Verus Securitization Trust 2025-9 A2 5.19% due 10/27/2070 6.19% 10/01/29
Verus Securitization Trust 2023-3 A3 6.74% due 3/25/2068 7.74% 04/01/27
Verus Securitization Trust 2025-5 A3 5.68% due 6/25/2070 6.68% 06/01/29

24 |
SCHEDULE OF INVESTMENTS (Unaudited)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
a
A
A
SHARES VALUE
PREFERRED STOCKS - 0.3%
FINANCIAL - 0.3%
Citigroup, Inc.
6.88% 50,000 $ 51,955
Total Preferred Stocks
(Cost $50,000) 51,955
MONEY MARKET FUNDS
a
- 1.4%
Dreyfus Treasury Securities
Cash Management Fund—
Institutio nal Shares, 3.64%
b
250,312 250,312
Dreyfus Treasury Obligations
Cash Management Fund—
Institutional Shares, 3.65%
b
4,084 4,084
Total Money Market Funds
(Cost $254,396) 254,396
A
FACE
AMOUNT
~
ASSET-BACKED SECURITIES - 54.6%
COLLATERALIZED LOAN OBLIGATIONS - 32.2%
Owl Rock CLO X LLC
2023-10A, AR 5.27% (3 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 4/20/37
◊,c
700,000 700,500
Hlend CLO LLC
2025-3A, A 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/37
◊,c
250,000 250,178
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,c
150,000 150,153
Owl Rock CLO III Ltd.
2020-3A, AR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 4/20/36
◊,c
300,000 300,456
Palmer Square CLO Ltd.
2024-3A, B 5.48% (3 Month
Term SOFR + 1.60%, Rate
Floor: 1.60%) due 7/20/37
◊,c
250,000 250,734
Elmwood CLO 38 Ltd.
2025-1A, B1 5.31% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 4/22/38
◊,c
250,000 250,637
CIFC Funding Ltd.
2022-1A, B 5.68% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 4/17/35
◊,c
250,000 250,565
AGL CLO 39 Ltd.
2025-39A, B 5.38% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/20/38
◊,c
250,000 250,477
Golub Capital Partners CLO
46M Ltd.
2019-46A, A1R 5.69% (3 Month
Term SOFR + 1.81%, Rate
Floor: 1.81%) due 4/20/37
◊,c
250,000 250,445
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 54.6% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 32.2% (continued)
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A, BR 5.70% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 4/16/35
◊,c
250,000 $ 250,434
Fortress Credit Opportunities
XXV CLO LLC
2024-25A, A1T 5.49% (3 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 1/15/37
◊,c
250,000 250,377
Madison Park Funding LXXI Ltd.
2025-71A, B 5.36% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/23/38
◊,c
250,000 250,316
BCRED CLO LLC
2025-1A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 4/20/37
◊,c
250,000 250,189
Owl Rock CLO VII LLC
2022-7A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 4/20/38
◊,c
250,000 249,566
Ares Direct Lending CLO 1 LLC
2024-1A, B 6.06% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 4/25/36
◊,c
200,000 200,372
BDS LLC
2025-FL14, AS 5.30% (1 Month
Term SOFR + 1.57%, Rate
Floor: 1.57%) due 10/17/42
◊,c
100,000 99,859
2024-FL13, AS 5.72% (1 Month
Term SOFR + 1.99%, Rate
Floor: 1.99%) due 9/19/39
◊,c
100,000 99,739
Acrec LLC
2025-FL3, AS 5.37% (1 Month
Term SOFR + 1.64%, Rate
Floor: 1.64%) due 8/18/42
◊,c
100,000 99,062
2025-FL3, B 5.68% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 8/18/42
◊,c
100,000 99,041
BSPRT Issuer LLC
2024-FL11, B 6.04% (1 Month
Term SOFR + 2.29%, Rate
Floor: 2.29%) due 7/15/39
◊,c
100,000 100,493
Barings CLO Ltd.
2022-3A, BR 5.63% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 10/20/37
◊,c
100,000 100,432
Cerberus Loan Funding 50 LLC
2025-1A, A 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/15/37
◊,c
100,000 100,300
TRTX Issuer Ltd.
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,c
100,000 100,234

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 25
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 54.6% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 32.2% (continued)
ABPCI Direct Lending Fund
CLO V Ltd.
2019-5A, A1RR 6.08% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 1/20/36
◊,c
100,000 $ 100,200
BCRED MML CLO LLC
2022-1A, A1 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 4/20/35
◊,c
100,000 100,139
JCP Direct Lending CLO LLC
2023-1A, A1R 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,c
100,000 100,135
Ares Direct Lending CLO 2 LLC
2024-2A, B 5.78% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 10/20/36
◊,c
100,000 100,109
Golub Capital Partners CLO
54M, LP
2021-54A, A1R 5.37% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 8/5/37
◊,c
100,000 100,088
Golub Capital Partners CLO
49M Ltd.
2020-49A, A1R2 5.84% (3
Month Term SOFR + 1.52%,
Rate Floor: 1.52%) due
7/20/38
◊,c
100,000 99,963
BSPDF Issuer LLC
2025-FL2, A 5.27% (1 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 12/15/42
◊,c
100,000 99,929
AREIT Ltd.
2025-CRE10, A 5.35% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 12/17/29
◊,c
100,000 99,892
LoanCore Issuer LLC
2025-CRE8, B 5.58% (1 Month
Term SOFR + 1.84%, Rate
Floor: 1.84%) due 8/17/42
◊,c
100,000 99,239
FS Rialto Issuer LLC
2025-FL10, AS 5.32% (1 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 8/19/42
◊,c
100,000 98,618
Total Collateralized Loan Obligations 5,902,871
TRANSPORT-AIRCRAFT - 9.0%
Slam Ltd.
2024-1A, A 5.34% due 9/15/49
c
459,858 465,714
Gilead Aviation LLC
2025-1A, A 5.79% due 3/15/50
c
240,682 244,198
ALTDE Trust
2025-1A, A 5.90% due 8/15/50
c
236,421 241,624
AASET Trust
2025-1A, A 5.94% due 2/16/50
c
234,448 238,930
Castlelake Aircraft Structured
Trust
2025-1A, A 5.78% due 2/15/50
c
233,660 237,423
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 54.6% (continued)
TRANSPORT-AIRCRAFT - 9.0% (continued)
Navigator Aviation Ltd.
2024-1, A 5.40% due 8/15/49
c
226,190 $ 227,096
Total Transport-Aircraft 1,654,985
INFRASTRUCTURE - 3.0%
Hotwire Funding LLC
2024-1A, B 6.67% due 6/20/54
c
100,000 102,244
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
c
100,000 100,680
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
c
100,000 98,835
Stack Infrastructure Issuer LLC
2025-1A, A2 5.00% due
5/25/50
c
100,000 98,798
Switch ABS Issuer LLC
2025-1A, A2 5.04% due
3/25/55
c
100,000 98,300
SBA Tower Trust
4.83% due 10/15/29
c
50,000 50,312
Total Infrastructure 549,169
SINGLE FAMILY RESIDENCE - 2.2%
Tricon Residential Trust
2025-SFR1, A 4.85% (1 Month
Term SOFR + 1.10%, Rate
Floor: 1.10%) due 3/17/42
◊,c
198,645 198,803
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,c
100,000 100,285
Invitation Homes Trust
2024-SFR1, B 4.00% due
9/17/41
c
100,000 97,388
Total Single Family Residence 396,476
WHOLE BUSINESS - 1.9%
Five Guys Holdings, Inc.
2023-1A, A2 7.55% due
1/26/54
c
99,000 101,820
SERVPRO Master Issuer LLC
2024-1A, A2 6.17% due
1/25/54
c
98,250 101,414
Arbys Funding LLC
2020-1A, A2 3.24% due
7/30/50
c
94,750 92,285
Subway Funding LLC
2024-3A, A2I 5.25% due
7/30/54
c
49,500 49,323
Total Whole Business 344,842

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
26 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 54.6% (continued)
COLLATERALIZED DEBT OBLIGATIONS - 1.3%
Anchorage Credit Funding 3 Ltd.
2016-3A, A1R 2.87% due
1/28/39
c
250,000 $ 243,331
AUTOMOTIVE - 1.1%
Avis Budget Rental Car Funding
AESOP LLC
2025-1A, B 5.24% due 8/20/29
c
200,000 203,309
UNSECURED CONSUMER LOANS - 1.0%
Service Experts Issuer LLC
2025-1A, A 5.38% due 1/20/37
c
92,940 92,924
Foundation Finance Trust
2024-2A, B 4.93% due 3/15/50
c
84,702 84,972
Total Unsecured Consumer Loans 177,896
FINANCIAL - 1.0%
Project Onyx II
6.27% due 6/15/30
d
98,426 98,416
HV Structured Solutions IV
6.22% due 9/15/30
d
94,575 93,918
Total Financial 192,334
INSURANCE - 0.8%
Dogwood State Bank
6.45% due 6/24/32
d
147,772 148,788
NET LEASE - 0.6%
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, A2 5.70% due
5/20/54
c
99,167 101,579
TRANSPORT-CONTAINER - 0.5%
CLI Funding IX LLC
2025-1A, A 5.35% due 6/20/50
c
94,958 96,275
Total Asset-Backed Securities
(Cost $9,954,674) 10,011,855
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.1%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.4%
BRAVO Residential Funding
Trust
2025-CES1, A1A 5.70% due
2/25/55
c,e
132,366 133,627
2025-NQM4, A1 5.61% due
2/25/65
c,e
124,708 126,031
2024-NQM1, A1 5.94% due
12/1/63
c,e
114,330 115,105
2024-NQM5, A3 6.16% due
6/25/64
c,e
106,441 107,249
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.4%
(continued)
2025-NQM7, A1 5.46%, (WAC)
due 7/25/65
◊,c
92,871 $ 93,694
2025-NQM1, A2 5.81% due
12/25/64
c,e
80,693 81,269
2024-NQM6, A2 5.66% due
8/1/64
c,e
65,717 65,993
Verus Securitization Trust
2025-1, A1 5.62%, (WAC) due
1/25/70
◊,c
166,568 168,109
2023-3, A3 6.74% due 3/25/68
c,e
103,173 103,199
2025-5, A1 5.43% due 6/25/70
c,e
90,718 91,443
2024-9, A3 5.89% due
11/25/69
c,e
83,699 84,262
FIGRE Trust
2025-HE1, B 5.93%, (WAC) due
1/25/55
◊,c
120,750 122,469
2024-HE6, C 5.97%, (WAC)
due 12/25/54
◊,c
119,240 120,358
2025-PF1, B 5.91%, (WAC) due
6/25/55
◊,c
84,577 85,813
2024-HE4, A 5.06%, (WAC) due
9/25/54
◊,c
73,147 73,577
OBX Trust
2025-NQM1, A1 5.55%, (WAC)
due 12/25/64
◊,c
168,119 169,493
2024-NQM18, A3 5.87% due
10/25/64
c,e
71,172 71,586
2024-NQM12, A3 5.83% due
7/25/64
c,e
67,289 67,912
2024-NQM13, A2 5.37% due
6/25/64
c,e
66,713 66,797
PRPM LLC
2025-5, A1 5.73% due 7/25/30
c,e
96,048 96,125
2025-RPL3, A2 3.25% due
4/25/55
c,e
100,000 95,005
2025-6, A1 5.77% due 8/25/28
c,e
92,420 92,568
2025-2, A1 6.47% due 5/25/30
c,e
90,203 90,372
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,c
342,298 360,879
GCAT Trust
2025-NQM4, A1 5.53% due
6/25/70
c,e
185,588 187,252
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,c
90,889 92,685
2022-NQM3, A1 4.35%, (WAC)
due 4/25/67
◊,c
75,949 75,703
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,c
229,973 234,278
2025-INV7, A7 6.00%, (WAC)
due 6/25/56
◊,c
88,234 89,649
RCKT Mortgage Trust
2025-CES5, A1A 5.69% due
5/25/55
c,e
131,478 133,158
2025-CES1, A1A 5.65% due
1/25/45
c,e
116,928 118,086

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 27
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.4%
(continued)
Cross Mortgage Trust
2025-H1, A3 5.99% due
2/25/70
c,e
125,143 $ 126,323
2025-H6, A1 5.18%, (WAC) due
7/25/70
◊,c
94,831 95,226
Sequoia Mortgage Trust
2025-1, A4 6.00%, (WAC) due
1/25/55
◊,c
136,606 138,119
2025-6, A11 5.50%, (WAC) due
7/25/55
◊,c
76,786 77,046
JP Morgan Mortgage Trust
2025-1, A4 6.00%, (WAC) due
6/25/55
◊,c
109,031 110,588
2024-NQM1, A3 5.95% due
2/25/64
c,e
71,062 71,693
New Residential Mortgage Loan
Trust
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,c
85,486 86,419
2024-NQM2, A3 5.42% due
9/25/64
c
69,454 69,756
GS Mortgage-Backed Securities
Trust
2025-HE1, A1 5.42% (30 Day
Average SOFR + 1.55%, Rate
Floor: 1.55%) due 10/25/55
◊,c
133,126 133,441
Chase Home Lending Mortgage
Trust
2025-5, A4A 5.50%, (WAC) due
4/25/56
◊,c
116,627 117,387
Mill City Mortgage Loan Trust
2021-NMR1, M3 2.50%, (WAC)
due 11/25/60
◊,c
120,000 101,354
Anchor Mortgage Trust
2025-RTL1, A1 5.72% due
5/25/40
c,e
100,000 100,529
NYMT Loan Trust
2025-CP1, A1 3.75%, (WAC)
due 11/25/69
◊,c
95,266 91,963
EFMT
2025-CES1, A1A 5.73% due
1/25/60
c,e
87,110 88,078
HOMES Trust
2025-NQM1, A2 5.86% due
1/25/70
c,e
87,054 87,636
ATLX Trust
2024-RPL1, A1 3.85% due
4/25/64
c,e
88,488 86,516
COLT Mortgage Loan Trust
2025-3, A1 5.35% due 3/25/70
c,e
80,285 80,720
Provident Funding Mortgage
Trust
2025-1, A3 5.50%, (WAC) due
2/25/55
◊,c
78,315 78,696
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
c
59,870 59,873
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.4%
(continued)
Mill City Securities Ltd.
2024-RS1, A1 3.00% due
11/1/69
c,e
58,703 $ 55,681
Vista Point Securitization Trust
2024-CES1, A1 6.68% due
5/25/54
c,e
52,679 53,319
Towd Point Mortgage Trust
2023-CES2, A1A 7.29%, (WAC)
due 10/25/63
◊,c
49,082 49,693
Total Residential Mortgage-Backed Securities 5,573,802
GOVERNMENT AGENCY - 7.5%
Freddie Mac
5.50% due 12/25/51 177,225 180,475
5.50% due 4/25/51 167,445 169,745
6.00% due 10/1/55 100,994 103,756
5.50% due 7/25/53 95,765 97,099
5.25% due 4/25/53 82,170 83,197
Uniform MBS 30 Year
4.50% due 2/1/41
f
377,525 377,496
4.50% due 1/1/41
f
182,475 182,539
Fannie Mae
6.00% due 10/1/55 135,696 139,514
6.00% due 11/1/55 42,044 43,227
Total Government Agency 1,377,048
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,c
25,000 23,423
Total Collateralized Mortgage Obligations
(Cost $6,927,259) 6,974,273
SENIOR FLOATING RATE INTERESTS - 8.5%
FINANCIAL - 2.3%
Kroll LLC
6.67% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 9/13/32
◊,d
100,840 100,463
Amwins Group, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 1/30/32
◊
99,000 99,248
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
99,219 98,678
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 5/17/31
◊
49,874 49,964

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
28 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 8.5% (continued)
FINANCIAL - 2.3% (continued)
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 9/15/31
◊
29,700 $ 29,742
Ryan Specialty Group LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.75%)
due 9/15/31
◊
24,750 24,766
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
19,800 19,897
Total Financial 422,758
CONSUMER, NON-CYCLICAL - 1.8%
Grant Thornton Advisors Holding
LLC
6.72% (1 Month Term SOFR +
3.00%) due 5/30/31
◊
99,750 100,035
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
99,250 99,313
TMF Sapphire Bidco BV
6.69% (3 Month Term SOFR +
2.75%) due 5/3/28
◊
79,200 79,530
Thevelia US LLC
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 6/18/29
◊
24,747 24,809
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
24,812 24,785
Total Consumer, Non-cyclical 328,472
CONSUMER, CYCLICAL - 1.7%
Clarios Global, LP
6.47% (1 Month Term SOFR +
2.75%) due 1/28/32
◊
99,750 100,124
Aramark Services, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 6/22/30
◊
95,685 95,886
Hunter Douglas, Inc.
6.67% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 79,200 79,497
PCI Gaming Authority
5.72% (1 Month Term SOFR +
2.00%) due 7/18/31
◊
29,550 29,583
Total Consumer, Cyclical 305,090
TECHNOLOGY - 1.1%
Clearwater Analytics LLC
6.46% (6 Month Term SOFR +
2.25%) due 2/10/32
◊
100,000 99,813
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 8.5% (continued)
TECHNOLOGY - 1.1% (continued)
CCC Intelligent Solutions, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/23/32
◊
99,058 $ 99,306
Total Technology 199,119
INDUSTRIAL - 1.0%
Xpo Logistics, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 5/24/28
◊
83,571 83,906
Genesee & Wyoming, Inc.
5.42% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 4/10/31
◊
49,748 49,736
Transdigm, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 1/19/32
◊
24,688 24,779
Dynasty Acquisition Co, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
14,344 14,391
Capstone Acquisition Holdings,
Inc.
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/12/29
◊,d
9,103 9,064
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,d
805 801
1199169 BC ULC
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
5,456 5,474
Total Industrial 188,151
ENERGY - 0.5%
Whitewater Matterhorn Holdings
LLC
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 6/16/32
◊
100,000 100,296
COMMUNICATIONS - 0.1%
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
20,000 20,045
Total Senior Floating Rate Interests
(Cost $1,558,127) 1,563,931
CORPORATE BONDS - 5.8%
FINANCIAL - 2.8%
Rocket Companies, Inc.
6.13% due 8/1/30
c
150,000 155,052
GA Global Funding Trust
5.40% due 1/13/30
c
150,000 153,714

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 29
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 5.8% (continued)
FINANCIAL - 2.8% (continued)
Brown & Brown, Inc.
4.70% due 6/23/28 100,000 $ 101,199
American National Global
Funding
5.25% due 6/3/30
c
30,000 30,483
F&G Global Funding
5.88% due 1/16/30
c
25,000 25,941
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
c
25,000 24,635
Nassau Companies of New York
7.88% due 7/15/30
c
15,000 14,318
Focus Financial Partners LLC
6.75% due 9/15/31
c
10,000 10,281
Total Financial 515,623
UTILITIES - 1.4%
ContourGlobal Power Holdings
SA
5.00% due 2/28/30
c
EUR 100,000 120,309
Pinnacle West Capital Corp.
4.90% due 5/15/28 100,000 101,796
Terraform Global Operating, LP
6.13% due 3/1/26
c
30,000 29,786
Total Utilities 251,891
CONSUMER, NON-CYCLICAL - 0.6%
Darling Global Finance BV
4.50% due 7/15/32
c
EUR 100,000 119,046
COMMUNICATIONS - 0.5%
Sirius XM Radio LLC
3.13% due 9/1/26
c
85,000 84,253
ENERGY - 0.4%
Venture Global Plaquemines
LNG LLC
7.50% due 5/1/33
c
40,000 43,220
6.13% due 12/15/30
c
25,000 25,459
Total Energy 68,679
CONSUMER, CYCLICAL - 0.1%
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
6.63% due 5/1/32
c
25,000 25,210
Total Corporate Bonds
(Cost $1,026,062) 1,064,702
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
g
- 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September 2031
with exercise rate of 3.35%
(Notional Value $340,000) USD 340,000 $ 3,025
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35%
(Notional Value $340,000) USD 340,000 2,992
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35%
(Notional Value $340,000) USD 340,000 2,991
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35%
(Notional Value $340,000) USD 340,000 2,991
Total OTC Interest Rate Swaptions Purchased
(Cost $13,321) 11,999
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 10 3,438
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 15 2,625
Total Listed Options Purchased
(Cost $11,229) 6,063
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $182,000) USD 182,000 150
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring May 2026
with strike price of $ 123.50
(Notional Value $42,000) USD 42,000 110

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
30 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC OPTIONS PURCHASED (continued)
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $18,000) USD 18,000 $ 15
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $467,059) EUR 397,000 5
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $731,765) EUR 622,000 4
Bank of America, N.A. Foreign
Exchange EUR/USD
Expiring January 2026 with
strike price of EUR 1.12
(Notional Value $417,647) EUR 355,000 2
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January 2026
with strike price of EUR 1.12
(Notional Value $207,059) EUR 176,000 1
Total OTC Options Purchased
(Cost $18,102) 287
Total Investments - 108.8%
(Cost $19,813,170)
$ 19,939,461
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 15 (1,500)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 10 (1,813)
Total Interest Rate Options (3,313)
Total Listed Options Written
(Premium received $5,608) (3,313)
OTC INTEREST RATE SWAPTIONS WRITTEN
g
- (0.1)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $218,750) USD 218,750 (35)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
g
- (0.1)% (continued)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $218,750) USD 218,750 $ (35)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $218,750) USD 218,750 (38)
Barclays Bank plc 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.93%
(Notional Value $218,750) USD 218,750 (39)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.86%
(Notional Value $218,750) USD 218,750 (48)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $218,750) USD 218,750 (49)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $218,750) USD 218,750 (52)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 3.85%
(Notional Value $218,750) USD 218,750 (52)
Barclays Bank plc 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.93%
(Notional Value $218,750) USD 218,750 (58)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $218,750) USD 218,750 (58)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $218,750) USD 218,750 (58)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $218,750) USD 218,750 (59)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 31
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
g
- (0.1)% (continued)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $218,750) USD 218,750 $ (59)
Barclays Bank plc 1-Year/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71%
(Notional Value $218,750) USD 218,750 (311)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $218,750) USD 218,750 (311)
Barclays Bank plc 1-Year/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71%
(Notional Value $218,750) USD 218,750 (347)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $218,750) USD 218,750 (347)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $306,250) USD 306,250 (512)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $306,250) USD 306,250 (512)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $350,000) USD 350,000 (518)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69%
(Notional Value $350,000) USD 350,000 (518)
Total Interest Rate Swaptions (4,016)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $218,750) USD 218,750 (27)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
g
- (0.1)% (continued)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.85%
(Notional Value $218,750) USD 218,750 $ (27)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring February 2026
with exercise rate of 2.86%
(Notional Value $218,750) USD 218,750 (28)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $306,250) USD 306,250 (407)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.64%
(Notional Value $306,250) USD 306,250 (407)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $350,000) USD 350,000 (513)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69%
(Notional Value $350,000) USD 350,000 (513)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85%
(Notional Value $340,000) USD 340,000 (1,042)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85%
(Notional Value $340,000) USD 340,000 (1,042)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85%
(Notional Value $340,000) USD 340,000 (1,042)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September 2031
with exercise rate of 2.85%
(Notional Value $340,000) USD 340,000 (1,053)
Total Interest Rate Swaptions (6,101)
Total OTC Interest Rate Swaptions Written
(Premium received $27,333) (10,117)
Other Assets & Liabilities, net - (8.7)% (1,592,445)
Total Net Assets - 100% $ 18,333,586

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
32 |
See Sector Classification in Other Information section.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of December 31, 2025.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $16,129,665 (cost $16,001,816), or 88.0% of total net assets.
d
Value determined based on Level 3 inputs — See Note 3 .
e
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
f
Security is unsettled at period end and may not have a stated effective rate.
g
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
$ 250,000
$ (19,383) $ (18,247) $ (1,136)
J.P. Morgan
Securities LLC ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
500,000
(11,461) (10,424) (1,037)
$ (30,844) $ (28,671) $ (2,173)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.85% Annually 10/02/40 $ 675,000 $ 14,786 $ 256 $ 14,530
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.37% Annually 10/02/30 2,650,000 13,833 218 13,615
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.39% Annually 10/02/27 8,700,000 (5,656) 237 (5,893)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.33% Annually 10/20/32 375,000 6,482 — 6,482
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.64% Annually 10/02/35 375,000 4,888 252 4,636
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 1,005,000 (2,286) (753) (1,533)
$ 32,047 $ 210 $ 31,837

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 33
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 207,000 243,748 USD 1/15/26 $ 332
Barclays Bank plc EUR Buy 8,000 9,418 USD 1/20/26 (8)
Morgan Stanley & Co. International
plc EUR Sell 8,000 9,355 USD 1/20/26 (54)
$ 270
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/31 3.35%
$ 340,000
$ 3,025
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,992
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,991
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
340,000
2,991
$ 11,999
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% $ 218,750 $ (27)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% 218,750 (27)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% 218,750 (28)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 306,250 (407)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 306,250 (407)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 350,000 (513)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
34 |
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% $ 350,000 $ (513)
$ (1,922)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (1,042)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (1,042)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 340,000 (1,042)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/31 2.85% 340,000 (1,053)
$ (4,179)
Put
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 218,750 (35)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% 218,750 (35)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 218,750 (38)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 218,750 (39)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 218,750 (48)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 218,750 (49)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% 218,750 (52)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 218,750 (52)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 218,750 (58)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 218,750 (58)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 35
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% $ 218,750 $ (58)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 218,750 (59)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 218,750 (59)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 218,750 (311)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 218,750 (311)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% 218,750 (347)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 218,750 (347)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 306,250 (512)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% 306,250 (512)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 350,000 (518)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 350,000 (518)
$ (4,016)
a
Includes cumulative appreciation (depreciation).
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ — $ 51,955 $ — $ 51,955
Money Market Funds 254,396 — — 254,396
Asset-Backed Securities — 9,670,733 341,122 10,011,855
Collateralized Mortgage Obligations — 6,974,273 — 6,974,273
Senior Floating Rate Interests — 1,453,603 110,328 1,563,931
Corporate Bonds — 1,064,702 — 1,064,702

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
36 |
Significant changes in a quote would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of $93,918 transfer into Level 3 from Level 2 due to a lack of observable inputs and and did not have any securities to transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 39,263 $ — $ 39,263
Interest Rate Swaptions Purchased — 11,999 — 11,999
Options Purchased — 6,350 — 6,350
Forward Foreign Currency Exchange Contracts
a
— 332 — 332
Unfunded loan commitments ( Note 4 )
a
— — 728 728
Total Assets $ 254,396 $ 19,273,210 $ 452,178 $ 19,979,784
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 62 $ — $ 62
Credit Default Swap Agreements
a
— 2,173 — 2,173
Options Written — 3,313 — 3,313
Interest Rate Swap Agreements
a
— 7,426 — 7,426
Interest Rate Swaptions Written — 10,117 — 10,117
Total Liabilities $ — $ 23,091 $ — $ 23,091
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 341,122
Option adjusted spread off prior
month end broker quote Broker Quote — —
Senior Floating Rate Interests 110,328 Model Price Purchase Price — —
Unfunded loan commitments 728 Model Price Purchase Price — —
Total Assets $ 452,178

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND
December 31, 2025
| 37
Assets
Asset-Backed
Securities
Senior
Floating
Rate
Interests
Unfunded
Loan
Commitments
Total
Assets
Beginning Balance
$ 150,856 $ 9,084 $ 43 $ 159,983
Purchases/(Receipts) 105,603 101,297 683 207,583
(Sales, maturities and paydowns)/Fundings (9,401) (20) — (9,421)
Total change in unrealized appreciation (depreciation) included in earnings 146 (33) 2 115
Transfers into Level 3 93,918 — — 93,918
Ending Balance $ 341,122 $ 110,328 $ 728 $ 452,178
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2025 $ 146 $ (33) $ 2 $ 115
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1 A1 5.72% due 5/25/2040 6.72% 11/01/27
ATLX Trust 2024-RPL1 A1 3.85% due 4/25/2064 4.85% 08/01/28
BRAVO Residential Funding Trust 2025-NQM1 A2 5.81% due 12/25/2064 6.81% 01/01/29
BRAVO Residential Funding Trust 2025-CES1 A1A 5.70% due 2/25/2055 6.70% 03/01/29
BRAVO Residential Funding Trust 2024-NQM5 A3 6.16% due 6/25/2064 7.16% 07/01/28
BRAVO Residential Funding Trust 2025-NQM4 A1 5.61% due 2/25/2065 6.61% 04/26/29
BRAVO Residential Funding Trust 2024-NQM6 A2 5.66% due 8/1/2064 6.66% 08/01/28
BRAVO Residential Funding Trust 2024-NQM1 A1 5.94% due 12/1/2063 6.94% 01/01/28
COLT Mortgage Loan Trust 2025-3 A1 5.35% due 3/25/2070 6.35% 02/01/29
Cross Mortgage Trust 2025-H1 A3 5.99% due 2/25/2070 6.99% 01/01/29
EFMT 2025-CES1 A1A 5.73% due 1/25/2060 6.73% 02/01/29
GCAT Trust 2025-NQM4 A1 5.53% due 6/25/2070 6.73% 07/01/29
HOMES Trust 2025-NQM1 A2 5.86% due 1/25/2070 6.86% 01/01/29
JP Morgan Mortgage Trust 2024-NQM1 A3 5.95% due 2/25/2064 6.95% 12/01/28
Mill City Securities Ltd. 2024-RS1 A1 3.00% due 11/1/2069 6.00% 10/01/27
OBX Trust 2024-NQM13 A2 5.37% due 6/25/2064 6.37% 08/01/28
OBX Trust 2024-NQM12 A3 5.83% due 7/25/2064 6.83% 08/01/28
OBX Trust 2024-NQM18 A3 5.87% due 10/25/2064 6.87% 11/01/28
PRPM LLC 2025-6 A1 5.77% due 8/25/2028 8.77% 08/01/28
PRPM LLC 2025-2 A1 6.47% due 5/25/2030 9.47% 05/01/28
PRPM LLC 2025-RPL3 A2 3.25% due 4/25/2055 4.25% 04/01/28
PRPM LLC 2025-5 A1 5.73% due 7/25/2030 8.73% 07/01/28
RCKT Mortgage Trust 2025-CES5 A1A 5.69% due 5/25/2055 6.69% 05/01/29
RCKT Mortgage Trust 2025-CES1 A1A 5.65% due 1/25/2045 6.65% 01/01/29
Verus Securitization Trust 2025-5 A1 5.43% due 6/25/2070 6.43% 06/01/29
Verus Securitization Trust 2023-3 A3 6.74% due 3/25/2068 7.74% 04/01/27
Verus Securitization Trust 2024-9 A3 5.89% due 11/25/2069 6.89% 12/01/28
Vista Point Securitization Trust 2024-CES1 A1 6.68% due 5/25/2054 7.67% 04/01/28

38 |
SCHEDULE OF INVESTMENTS (Unaudited)
CORE BOND FUND
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 0.0%
INDUSTRIAL - 0.0%
Constar International Holdings
LLC *
,a
68 $ —
COMMUNICATIONS - 0.0%
LuxCo 3 SARL
1,131 19,917
FINANCIAL - 0.0%
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,b
622,890 62
Total Common Stocks
(Cost $17,297) 19,979
PREFERRED STOCKS - 1.6%
FINANCIAL - 1.6%
Citigroup, Inc.
6.63% 6,050,000 6,148,444
6.88% 2,300,000 2,389,942
Charles Schwab Corp.
4.00% 8,500,000 7,935,474
Wells Fargo & Co.
3.90% 5,550,000 5,532,734
6.85% 850,000 888,262
Bank of America Corp.
6.63% 4,000,000 4,167,804
6.25% 900,000 914,135
State Street Corp.
6.70% 4,870,000 5,081,002
Bank of New York Mellon Corp.
3.75% 3,900,000 3,842,102
5.95% 730,000 741,151
JPMorgan Chase & Co.
3.65% 2,350,000 2,336,758
6.50% 1,570,000 1,631,405
Depository Trust & Clearing
Corp.
3.38%
c
1,000,000 986,567
CNO Financial Group, Inc.
5.13% due 11/25/60 47,725 906,775
Kuvare US Holdings, Inc.
7.00% due 2/17/51
c
681,000 679,298
Corebridge Financial, Inc.
6.88% 548,000 563,166
First Republic Bank
4.25%* 77,975 16
Total Financial 44,745,035
INDUSTRIAL - 0.0%
Constar International Holdings
LLC *
,a
7 —
a
A
A
SHARES VALUE
PREFERRED STOCKS - 1.6% (continued)
UTILITIES - 0.0%
NextEra Energy Capital
Holdings, Inc.
6.50% due 6/1/85 17,450 $ 441,834
GOVERNMENT - 0.0%
CoBank ACB
7.13% 500,000 518,147
Total Preferred Stocks
(Cost $47,589,033) 45,705,016
MONEY MARKET FUNDS
d
- 0.9%
Dreyfus Treasury Obligations
Cash Management Fund—
Institutional Shares, 3.65%
e
24,861,615 24,861,615
Dreyfus Treasury Securities
Cash Management Fund—
Institutional Shares, 3.64%
e
1,373,846 1,373,846
Total Money Market Funds
(Cost $26,235,461) 26,235,461
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 6,510 32
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,a,b
190,327 19
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,a,b
69,210 7
Total Warrants
(Cost $15,075) 58
A
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3%
GOVERNMENT AGENCY - 29.2%
Fannie Mae
5.50% due 11/1/55 88,672,153 89,931,837
6.00% due 11/1/55 37,058,550 38,101,123
5.00% due 11/1/55 26,823,979 26,757,388
5.50% due 3/1/55 18,946,616 19,373,387
3.00% due 5/1/52 16,484,399 14,609,359
6.00% due 10/1/55 13,560,806 13,942,314
5.50% due 5/1/55 13,393,178 13,608,124
5.00% due 5/1/53 11,717,505 11,713,025
5.50% due 7/1/54 8,872,142 9,077,194
6.00% due 7/1/54 8,005,117 8,326,179
5.00% due 1/25/53 7,233,840 7,265,479
5.00% due 4/1/53 6,869,867 6,879,025
5.00% due 6/1/53 6,367,382 6,399,159
5.00% due 10/25/51 5,722,847 5,747,727

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 39
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
GOVERNMENT AGENCY - 29.2% (continued)
5.00% due 8/1/53 4,922,544 $ 4,929,614
5.00% due 11/25/53 4,740,702 4,748,925
5.50% due 4/1/55 3,830,417 3,891,889
5.50% due 9/1/54 3,059,837 3,126,330
6.00% due 9/1/54 2,965,411 3,079,811
2.78% due 5/1/51 2,548,757 1,958,973
6.50% due 4/25/49 1,648,675 1,680,880
2.32% due 2/1/51 1,921,250 1,407,198
2.00% due 9/1/50 1,933,014 1,373,828
2.11% due 10/1/50 1,707,033 1,232,196
2.27% due 2/1/51 1,599,002 1,164,531
2.39% due 2/1/51 1,331,284 985,244
4.24% due 8/1/48 965,552 854,964
2.58% due 10/1/51 1,118,392 833,982
3.46% due 8/1/49 889,124 760,480
4.37% due 10/1/48 671,855 632,798
4.25% due 5/1/48 586,697 542,337
due 12/25/43
f,g
545,507 414,681
Uniform MBS 30 Year
3.00% due 2/1/56
h
147,250,000 130,126,436
2.50% due 2/1/56
h
72,005,000 60,855,476
5.00% due 2/1/56
h
56,144,000 55,935,653
4.50% due 2/1/41
h
28,435,820 28,433,598
4.50% due 1/1/41
h
13,744,180 13,749,012
2.00% due 2/1/56
h
15,965,000 12,901,028
Freddie Mac
3.00% due 5/1/52 48,860,606 43,368,247
5.50% due 11/1/55 17,216,052 17,460,622
6.00% due 8/1/54 16,340,761 17,000,813
5.50% due 9/1/53 12,816,712 13,183,751
5.00% due 4/1/53 6,629,838 6,640,045
5.00% due 10/25/51 4,556,875 4,567,950
5.50% due 4/1/55 3,845,105 3,906,814
5.00% due 3/1/53 3,740,939 3,742,091
5.00% due 11/25/51 3,513,457 3,524,578
5.50% due 6/1/53 3,122,963 3,196,009
5.50% due 9/1/54 1,868,770 1,913,686
5.00% due 2/25/52 1,898,022 1,900,392
6.00% due 9/1/54 1,785,280 1,855,519
5.50% due 7/25/53 1,787,620 1,812,519
5.25% due 4/25/53 1,232,555 1,247,959
1.98% due 5/1/50 1,280,102 897,530
Ginnie Mae
5.00% due 2/20/56 50,276,548 50,098,798
5.50% due 2/20/56 21,240,000 21,429,358
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
GOVERNMENT AGENCY - 29.2% (continued)
Government National Mortgage
Association
5.25% due 3/20/52 4,356,309 $ 4,409,976
5.00% due 1/20/55 2,473,900 2,472,808
6.00% due 6/20/47 310,653 311,155
Freddie Mac Seasoned Credit
2.00% due 5/25/60 2,734,485 2,191,226
2.00% due 11/25/59 1,045,104 838,014
Fannie Mae-Aces
1.49%, (WAC) due 3/25/35
◊,i
17,084,822 1,331,034
FARM Mortgage Trust
2021-1, A 2.18%, (WAC) due
1/25/51
◊,c
740,641 612,676
Total Government Agency 817,264,754
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5%
OBX Trust
2025-R1, A3 5.19% due
9/25/62
c,j
5,116,000 5,106,759
2024-NQM15, A2 5.57% due
10/25/64
c,j
2,539,705 2,559,089
2023-NQM9, A3 7.66% due
10/25/63
c,j
2,195,313 2,222,726
2025-HE1, M1 5.77% (30 Day
Average SOFR + 1.90%, Rate
Floot: 0.00%) due 2/25/55
◊,c
1,800,000 1,803,479
2025-NQM13, A3 5.82% due
5/25/65
c,j
1,737,677 1,749,341
2024-NQM4, A2 6.22% due
1/25/64
c,j
1,694,143 1,705,901
2025-NQM2, A3 5.95% due
11/25/64
c,j
1,043,403 1,051,266
2024-NQM5, A2 6.29% due
1/25/64
c,j
981,885 990,056
2025-NQM1, A3 5.85% due
12/25/64
c,j
966,683 972,911
2024-NQM6, A3 6.85% due
2/25/64
c,j
951,110 963,445
2024-NQM5, A1 5.99% due
1/25/64
c,j
841,615 848,815
2024-NQM6, A1 6.45% due
2/25/64
c,j
736,341 746,107
2024-NQM6, A2 6.70% due
2/25/64
c,j
613,619 621,559
2024-NQM7, A1 6.24% due
3/25/64
c,j
588,328 594,945
2024-NQM7, A3 6.60% due
3/25/64
c,j
588,330 594,443
2024-NQM8, A3 6.59% due
5/25/64
c,j
586,629 592,623
2024-NQM3, A1 6.13% due
12/25/63
c,j
571,747 577,331
2024-NQM3, A2 6.33% due
12/25/63
c,j
571,747 577,283
2024-NQM3, A3 6.43% due
12/25/63
c,j
571,747 577,007
2024-NQM5, A3 6.39% due
1/25/64
c,j
561,077 565,507
2024-NQM8, A1 6.23% due
5/25/64
c,j
494,000 499,797

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
40 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5% (continued)
2025-NQM13, A2 5.61% due
5/25/65
c,j
477,861 $ 480,788
2024-NQM7, A2 6.45% due
3/25/64
c,j
352,998 356,655
2024-NQM2, A3 6.18% due
12/25/63
c,j
305,125 306,840
GCAT Trust
2025-NQM2, A1 5.60% due
4/25/70
c,j
4,841,193 4,887,459
2022-NQM3, A3 4.35%, (WAC)
due 4/25/67
◊,c
4,139,197 4,024,225
2025-NQM4, A2 5.73% due
6/25/70
c,j
3,108,606 3,141,325
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,c
2,408,572 2,456,162
2023-NQM3, A3 7.34% due
8/25/68
c,j
1,169,120 1,180,979
2023-NQM3, A1 6.89% due
8/25/68
c,j
1,169,028 1,180,659
2024-NQM2, A3 6.54% due
6/25/59
c,j
554,807 561,363
2024-NQM2, A1 6.09% due
6/25/59
c,j
277,394 280,273
FIGRE Trust
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,c
2,323,609 2,353,457
2024-HE2, A 6.38%, (WAC) due
5/25/54
◊,c
2,197,311 2,255,015
2025-PF2, A 5.02%, (WAC) due
10/25/55
◊,c
2,132,855 2,128,707
2024-HE1, A 6.17%, (WAC) due
3/25/54
◊,c
1,932,803 1,974,528
2024-HE6, A 5.72%, (WAC) due
12/25/54
◊,c
1,947,583 1,964,290
2025-HE8, A 5.21%, (WAC) due
11/25/55
◊,c
1,904,445 1,904,130
2025-HE1, A 5.83%, (WAC) due
1/25/55
◊,c
1,368,495 1,390,564
2024-HE4, A 5.06%, (WAC) due
9/25/54
◊,c
1,206,928 1,214,016
2025-HE1, B 5.93%, (WAC) due
1/25/55
◊,c
1,038,446 1,053,231
2024-HE3, B 6.13%, (WAC) due
7/25/54
◊,c
901,659 917,654
2025-PF1, A 5.76%, (WAC) due
6/25/55
◊,c
507,287 514,707
Angel Oak Mortgage Trust
2024-2, A3 6.25% due 1/25/69
c,j
3,535,632 3,559,327
2025-12, A3 5.34% due
12/25/70
c,j
2,652,685 2,658,601
2024-4, A1 6.20% due 1/25/69
c,j
1,826,963 1,848,432
2024-3, A1 4.80% due
11/26/68
c,j
1,600,123 1,596,749
2023-1, A3 4.75% due 9/26/67
c,j
1,179,403 1,174,288
2024-4, A3 6.50% due 1/25/69
c,j
554,614 559,762
2024-4, A2 6.40% due 1/25/69
c,j
260,995 263,567
2020-1, A3 2.77% due
12/25/59
a,c
138,906 135,397
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5% (continued)
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,c
6,330,198 $ 5,977,716
2021-13, A6 2.50%, (WAC) due
4/25/52
◊,c
2,778,444 2,617,773
2024-NQM1, A2 5.85% due
2/25/64
c,j
1,421,241 1,434,967
2025-1, A4 6.00%, (WAC) due
6/25/55
◊,c
981,280 995,288
COLT Mortgage Loan Trust
2021-2, M1 2.38%, (WAC) due
8/25/66
◊,c
4,000,000 2,896,960
2023-4, A3 7.62% due
10/25/68
c,j
2,267,761 2,293,317
2023-3, A1 7.18% due 9/25/68
c,j
1,778,753 1,798,386
2024-1, A3 6.14% due 2/25/69
c,j
840,647 845,996
2025-3, A2 5.56% due 3/25/70
c,j
802,850 805,787
2024-2, A1 6.13% due 4/25/69
c,j
622,443 628,366
2023-3, A3 7.58% due 9/25/68
c,j
573,827 579,702
2024-2, A2 6.33% due 4/25/69
c,j
283,104 285,641
2024-2, A3 6.43% due 4/25/69
c,j
283,104 285,363
Verus Securitization Trust
2024-1, A3 6.12% due 1/25/69
c,j
2,575,175 2,586,563
2024-9, A3 5.89% due
11/25/69
c,j
2,218,026 2,232,937
2025-1, A3 5.98% due 1/25/70
c,j
1,332,552 1,343,597
2025-2, A2 5.51% due 3/25/70
c,j
1,286,462 1,291,745
2023-2, A3 6.85% due 3/25/68
c,j
982,354 981,655
2023-7, A3 7.42% due
10/25/68
c,j
828,917 837,776
BRAVO Residential Funding
Trust
2025-NQM2, A2 5.83% due
11/25/64
c,j
3,126,586 3,150,193
2025-CES1, A1A 5.70% due
2/25/55
c,j
1,853,119 1,870,776
2023-NQM2, A3 4.50% due
5/25/62
c,j
1,526,825 1,516,771
2024-NQM3, A2 6.39% due
3/25/64
c,j
1,006,827 1,016,668
2023-NQM8, A3 7.10% due
10/25/63
c,j
928,458 938,346
2024-CES1, A1A 6.38% due
4/25/54
c,j
642,724 651,219
Towd Point Mortgage Trust
2025-CES4, A2 5.46% due
10/25/65
c,j
3,300,000 3,312,276
2024-4, A1A 4.58%, (WAC) due
10/27/64
◊,c
2,436,580 2,444,103
2025-1, A1B 4.82%, (WAC) due
6/25/65
◊,c
1,271,435 1,271,422
2023-CES2, A1A 7.29%, (WAC)
due 10/25/63
◊,c
1,030,714 1,043,546
2023-CES1, A1A 6.75%, (WAC)
due 7/25/63
◊,c
402,975 404,803
Vista Point Securitization Trust
2025-CES1, A1 5.81% due
4/25/55
c,j
2,909,997 2,931,074

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 41
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5% (continued)
2024-CES2, A1 5.25% due
10/25/54
c,j
2,337,337 $ 2,336,505
2024-CES3, A1 5.68% due
1/25/55
c,j
2,126,495 2,137,193
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,c
5,565,356 5,669,533
2025-INV7, A7 6.00%, (WAC)
due 6/25/56
◊,c
1,058,814 1,075,789
RCKT Mortgage Trust
2024-CES4, A1A 6.15% due
6/25/44
c,j
1,834,741 1,856,544
2023-CES2, A1A 6.81%, (WAC)
due 9/25/43
◊,c
1,827,681 1,843,496
2025-CES1, A1A 5.65% due
1/25/45
c,j
1,013,376 1,023,414
2025-CES7, A1B 5.48% due
7/25/55
c,j
919,819 928,499
Cross Mortgage Trust
2024-H7, A1 5.59%, (WAC) due
11/25/69
◊,c
2,559,454 2,579,042
2025-H1, A2 5.89% due
2/25/70
c,j
1,209,713 1,222,716
2025-H1, A3 5.99% due
2/25/70
c,j
875,999 884,261
2025-H2, A3 5.66% due
3/25/70
c,j
833,105 838,133
Mill City Mortgage Loan Trust
2021-NMR1, M2 2.50% due
11/25/60
◊,c
5,810,000 5,033,233
EFMT
2025-CES1, A1A 5.73% due
1/25/60
c,j
3,919,927 3,963,491
2024-CES1, A1 5.52% due
1/26/60
c,j
821,524 827,443
Provident Funding Mortgage
Trust
2025-1, A3 5.50%, (WAC) due
2/25/55
◊,c
2,271,134 2,282,186
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,c
1,815,828 1,825,345
New Residential Mortgage Loan
Trust
2024-NQM2, A3 5.42% due
9/25/64
c
1,250,172 1,255,602
2024-NQM2, A2 5.37% due
9/25/64
c
1,250,172 1,254,845
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,c
1,196,809 1,209,859
2019-6A, A1B 3.50%, (WAC)
due 9/25/59
◊,c
298,599 284,478
LHOME Mortgage Trust
2024-RTL5, A1 5.32% due
9/25/39
c,j
2,200,000 2,204,134
2025-RTL3, A1 5.24% due
8/25/40
c,j
1,700,000 1,704,923
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5% (continued)
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, A1A 5.70% (30
Day Average SOFR + 1.75%,
Rate Floor: 0.00%) due
6/25/55
◊,c
1,775,294 $ 1,778,119
2023-FIG4, A 6.72%, (WAC)
due 11/25/53
◊,c
1,196,823 1,240,649
2025-LOC4, A1B 5.80% (30
Day Average SOFR + 1.85%)
due 6/25/55
◊,c
887,647 889,058
GS Mortgage-Backed Securities
Trust
2021-PJ10, A6 2.50%, (WAC)
due 3/25/52
◊,c
4,003,481 3,740,298
2020-NQM1, A2 1.79%, (WAC)
due 9/27/60
◊,a,c
100,462 95,019
Mill City Securities Ltd.
2024-RS1, A1 3.00% due
11/1/69
c,j
2,377,482 2,255,066
2024-RS2, A1 3.00% due
8/1/69
c,j
1,524,724 1,444,692
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A1 5.32% due
10/25/40
c,j
3,650,000 3,650,367
PRPM LLC
2024-RPL2, A1 3.50% due
5/25/54
c,j
1,673,487 1,634,892
2025-RPL3, A2 3.25% due
4/25/55
c,j
850,000 807,545
2023-RCF1, A1 4.00% due
6/25/53
c,j
588,236 583,679
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
c,j
2,650,000 2,653,245
Sequoia Mortgage Trust
2025-1, A4 6.00%, (WAC) due
1/25/55
◊,c
1,024,548 1,035,894
2025-6, A11 5.50%, (WAC) due
7/25/55
◊,c
844,650 847,506
2024-5, A5 6.00%, (WAC) due
6/25/54
◊,c
668,517 671,352
ATLX Trust
2024-RPL2, A1 3.85% due
4/25/63
c,j
2,077,943 2,029,814
PRKCM Trust
2025-AFC1, A2 5.25% due
10/25/60
c,j
1,969,274 1,971,343
CAFL Issuer, LP
2025-RRTL2, A1 5.18% due
11/28/40
c,j
1,600,000 1,604,438
Imperial Fund Mortgage Trust
2022-NQM2, A3 4.20%, (WAC)
due 3/25/67
◊,c
723,434 685,520
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,c
723,434 683,465
Morgan Stanley Residential
Mortgage Loan Trust
2024-NQM3, A2 5.35% due
7/25/69
c,j
680,867 683,181

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
42 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.5% (continued)
2024-NQM3, A1 5.04%, (WAC)
due 7/25/69
◊,c
680,861 $ 680,388
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,c
1,255,315 1,238,743
Starwood Mortgage Residential
Trust
2020-1, A2 2.41%, (WAC) due
2/25/50
◊,c
531,692 512,601
2020-1, A3 2.56%, (WAC) due
2/25/50
◊,c
531,692 511,866
Anchor Mortgage Trust
2025-RTL1, A1 5.72% due
5/25/40
c,j
1,000,000 1,005,293
ACHM Trust
2025-HE1, A 5.92%, (WAC) due
3/25/55
◊,c
845,781 857,162
American Home Mortgage
Investment Trust
2007-1, GIOP 2.08% due
5/25/47
i
5,520,687 855,359
MFRA Trust
2021-INV1, M1 2.29% due
1/25/56
◊,a,c
700,000 657,729
CSMC Trust
2018-RPL9, A1 3.85%, (WAC)
due 9/25/57
◊,c
455,673 450,199
2020-NQM1, A3 2.72% due
5/25/65
a,c
99,114 94,721
Securitized Asset Backed
Receivables LLC Trust
2006-HE2, A2C 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 7/25/36
◊
1,289,719 488,103
RALI Series Trust
2006-QO2, A1 4.29% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 2/25/46
◊
1,487,218 243,294
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 2A 4.87% (1 Year
CMT Rate  + 0.84%) due
11/25/46
◊
200,500 174,590
MASTR Adjustable Rate
Mortgages Trust
2003-5, 4A1 2.75% due
11/25/33
◊,a
184,999 165,349
Residential Mortgage Loan Trust
2020-1, A3 2.68%, (WAC) due
1/26/60
◊,a,c
13,118 13,034
Total Residential Mortgage-Backed Securities 208,688,509
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
GS Mortgage Securities Trust
2020-GSA2, B 2.34%, (WAC)
due 12/12/53 8,000,000 6,669,294
2020-GC45, XA 0.61%, (WAC)
due 2/13/53
◊,i
17,571,201 353,253
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
(continued)
2019-GC42, XA 0.80%, (WAC)
due 9/10/52
◊,i
13,721,749 $ 336,161
DBGS Mortgage Trust
2018-C1, B 4.64%, (WAC) due
10/15/51
◊
7,000,000 6,556,184
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,c
2,400,000 2,401,493
2024-VLT4, C 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 6/15/41
◊,c
1,700,000 1,696,833
2024-VLT4, B 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 6/15/41
◊,c
1,450,000 1,448,198
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, E 5.96% (1 Month
Term SOFR + 2.20%, Rate
Floor: 1.84%) due 6/15/38
◊,c
4,000,000 3,431,852
RWC Commercial Mortgage
Trust
2025-1, A 5.01% due 6/25/40
c
2,254,358 2,257,968
SMRT
2022-MINI, D 5.70% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/15/39
◊,c
2,000,000 1,993,940
BX Commercial Mortgage Trust
2024-AIRC, A 5.44% (1 Month
Term SOFR + 1.69%, Rate
Floor: 1.69%) due 8/15/41
◊,c
983,005 984,838
2024-AIRC, B 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 8/15/41
◊,c
936,195 940,833
Life Mortgage Trust
2021-BMR, D 5.26% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.40%) due 3/15/38
◊,c
1,400,000 1,392,147
BMP
2024-MF23, B 5.39% (1 Month
Term SOFR + 1.64%, Rate
Floor: 1.64%) due 6/15/41
◊,c
1,000,000 1,000,624
GS Mortgage Securities Corp.
Trust
2020-DUNE, B 5.37% (1 Month
Term SOFR + 1.61%, Rate
Floor: 1.35%) due 12/15/36
◊,c
829,420 825,972
Benchmark Mortgage Trust
2019-B14, XA 0.75%, (WAC)
due 12/15/62
◊,i
17,046,826 333,816
2018-B6, XA 0.39%, (WAC) due
10/10/51
◊,i
27,901,630 195,501
Citigroup Commercial Mortgage
Trust
2019-GC43, XA 0.60%, (WAC)
due 11/10/52
◊,i
18,442,312 366,222
2016-C2, XA 1.59%, (WAC) due
8/10/49
◊,i
1,943,178 4,688
2016-P5, XA 1.31%, (WAC) due
10/10/49
◊,i
1,388,741 3,860

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 43
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.3% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
(continued)
2016-GC37, XA 1.48%, (WAC)
due 4/10/49
◊,i
1,195,524 $ 12
CSAIL Commercial Mortgage
Trust
2019-C15, XA 0.99%, (WAC)
due 3/15/52
◊,i
10,779,118 258,797
UBS Commercial Mortgage
Trust
2017-C2, XA 1.04%, (WAC) due
8/15/50
◊,i
6,959,523 77,745
SG Commercial Mortgage
Securities Trust
2016-C5, XA 1.81%, (WAC) due
10/10/48
◊,i
6,460,996 18,161
Morgan Stanley Capital I Trust
2016-UB11, XA 1.43%, (WAC)
due 8/15/49
◊,i
5,331,402 15,239
Wells Fargo Commercial
Mortgage Trust
2016-C37, XA 0.78%, (WAC)
due 12/15/49
◊,i
2,102,818 7,377
2016-NXS5, XA 1.19%, (WAC)
due 1/15/59
◊,i
1,129,212 11
JPMDB Commercial Mortgage
Securities Trust
2016-C2, XA 1.48%, (WAC) due
6/15/49
◊,i
4,233,848 3,576
CD Mortgage Trust
2016-CD1, XA 1.32%, (WAC)
due 8/10/49
◊,i
1,984,121 3,138
Total Commercial Mortgage-Backed Securities 33,577,733
MILITARY HOUSING - 0.4%
Freddie Mac Military Housing
Bonds
2015-R1, A1 4.49%, (WAC) due
11/25/55
◊,c
6,563,866 5,670,703
2015-R1, A3 4.45%, (WAC) due
11/25/52
◊,c
2,585,500 2,332,303
2015-R1, XA1 0.70%, (WAC)
due 11/25/55
◊,c,i
9,606,718 533,892
Capmark Military Housing Trust
2006-RILY, A1 6.15% due
7/10/51
a,c
2,175,717 1,892,151
2007-ROBS, A 6.06% due
10/10/52
a,c
437,945 406,602
2007-AETC, A1 5.75% due
2/10/52
a,c
256,779 232,496
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, A 6.11% due
8/10/52
a,c
1,376,279 1,341,409
Total Military Housing 12,409,556
Total Collateralized Mortgage Obligations
(Cost $1,078,980,619) 1,071,940,552
U.S. GOVERNMENT SECURITIES - 26.1%
U.S. Treasury Notes
4.13% due 3/31/31 85,832,400 87,290,880
a
A
FACE
AMOUNT
~
VALUE
U.S. GOVERNMENT SECURITIES - 26.1% (continued)
3.63% due 3/31/28 66,300,000 $ 66,476,109
4.00% due 7/31/32 65,000,000 65,340,235
4.63% due 4/30/31 60,000,000 62,453,906
3.75% due 8/31/31 44,220,000 44,073,176
4.13% due 11/15/27 25,000,000 25,285,156
4.13% due 10/31/31 21,000,000 21,323,203
4.25% due 8/15/35 5,500,000 5,539,531
3.88% due 10/15/27 3,580,000 3,603,913
4.00% due 5/31/30 1,031,600 1,044,737
U.S. Treasury Inflation Indexed
Bonds
1.88% due 7/15/35 53,490,083 53,346,865
2.13% due 1/15/35 51,050,495 51,951,716
2.13% due 4/15/29 24,548,731 25,066,072
1.63% due 10/15/29 20,851,019 21,055,520
1.25% due 4/15/28 11,256,946 11,210,931
2.38% due 2/15/55 10,344,497 9,812,715
1.38% due 7/15/33 2,069,153 2,016,725
U.S. Treasury Bonds
due 5/15/51
f,g
167,110,000 46,929,500
1.88% due 2/15/41 55,820,000 38,995,503
2.00% due 11/15/41 31,500,000 21,984,785
1.75% due 8/15/41 16,300,000 10,998,043
4.75% due 8/15/55 10,420,000 10,244,162
due 11/15/55
f,g
40,000,000 9,271,028
4.75% due 5/15/55 9,330,000 9,168,183
due 5/15/44
f,g
22,370,000 9,094,787
due 2/15/46
f,g
10,550,000 3,797,310
due 11/15/44
f,i
4,600,000 1,771,169
U.S. Treasury Strip Principal
due 2/15/52
f,g
19,980,000 5,416,480
due 8/15/53
f,g
16,500,000 4,202,771
Total U.S. Government Securities
(Cost $737,275,154) 728,765,111
CORPORATE BONDS - 21.4%
FINANCIAL - 11.7%
Macquarie Bank Ltd.
5.64% due 8/13/36
c,k
5,450,000 5,523,913
3.62% due 6/3/30
c
2,090,000 1,999,260
Nippon Life Insurance Co.
2.75% due 1/21/51
c,k
8,150,000 7,342,047
BPCE S.A.
2.28% due 1/20/32
c,k
8,200,000 7,265,512
American National Group, Inc.
5.00% due 6/15/27 4,521,000 4,554,515
7.00% due 12/1/55
k
1,875,000 1,877,017
6.00% due 7/15/35 650,000 659,118

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
44 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Citigroup, Inc.
5.83% due 2/13/35
k
4,900,000 $ 5,092,126
4.50% due 9/11/31
k
1,050,000 1,053,250
Brighthouse Financial Global
Funding
5.65% due 6/10/29
c
5,985,000 6,115,802
Fairfax Financial Holdings Ltd.
5.75% due 5/20/35 2,350,000 2,438,037
3.38% due 3/3/31 1,630,000 1,538,618
6.50% due 5/20/55 1,000,000 1,056,815
5.63% due 8/16/32 1,000,000 1,043,209
TPG Operating Group II, LP
5.38% due 1/15/36 4,346,000 4,331,848
5.88% due 3/5/34 1,593,000 1,663,424
Liberty Mutual Group, Inc.
4.13% due 12/15/51
c,k
5,800,000 5,719,050
Pershing Square Holdings Ltd.
3.25% due 10/1/31
c
6,200,000 5,571,009
Safehold GL Holdings LLC
2.85% due 1/15/32 2,428,000 2,187,046
2.80% due 6/15/31 1,771,000 1,627,692
6.10% due 4/1/34 1,226,000 1,299,269
5.65% due 1/15/35 284,000 291,564
Wilton RE Ltd.
6.00%
c,k,l
5,426,000 5,374,989
Brookfield Finance, Inc.
5.81% due 3/3/55 1,990,000 1,963,136
5.33% due 1/15/36 1,550,000 1,552,208
4.70% due 9/20/47 650,000 562,440
3.50% due 3/30/51 630,000 437,370
3.63% due 2/15/52 620,000 436,515
5.68% due 1/15/35 300,000 310,245
National Australia Bank Ltd.
5.90% due 1/14/36
◊,c,k
3,960,000 4,163,083
2.99% due 5/21/31
c
975,000 896,903
Morgan Stanley
6.63% due 11/1/34
k
2,465,000 2,756,284
5.94% due 2/7/39
k
1,950,000 2,049,390
Global Atlantic Fin Co.
7.25% due 3/1/56
c,k
3,730,000 3,747,484
6.75% due 3/15/54
c
969,000 989,887
Allianz SE
3.20% due 4/30/73
c,k,l
5,000,000 4,711,417
Argentum Netherlands B.V. for
Swiss Re Ltd.
5.63% due 8/15/52
k
4,350,000 4,393,698
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Project Onyx I
6.25% due 6/26/30
a
4,349,086 $ 4,346,267
GLP Capital, LP / GLP Financing
II, Inc.
4.00% due 1/15/31 3,510,000 3,361,971
5.30% due 1/15/29 900,000 915,665
Societe Generale S.A.
5.52% due 1/19/28
c,k
2,750,000 2,784,885
3.34% due 1/21/33
c,k
1,300,000 1,185,747
5.25% due 5/22/29
c,k
300,000 306,039
Meiji Yasuda Life Insurance Co.
6.10% due 6/11/55
c,k
3,750,000 3,890,479
Australia & New Zealand
Banking Group Ltd.
5.82% due 6/18/36
c,k
2,170,000 2,244,321
2.57% due 11/25/35
c,k
1,800,000 1,618,670
F&G Global Funding
5.88% due 1/16/30
c
3,700,000 3,839,276
PartnerRe Finance B LLC
4.50% due 10/1/50
k
4,040,000 3,798,530
Pershing Square Holdings Ltd./
Fund
3.25% due 11/15/30 2,900,000 2,685,984
5.50% due 10/28/32
c
1,000,000 1,000,020
FS KKR Capital Corp.
2.63% due 1/15/27 1,992,000 1,937,018
3.25% due 7/15/27 1,800,000 1,737,427
Carlyle Group, Inc.
5.05% due 9/19/35 3,630,000 3,578,662
First American Financial Corp.
4.00% due 5/15/30 3,180,000 3,074,676
5.45% due 9/30/34 490,000 490,024
Sumitomo Life Insurance Co.
3.38% due 4/15/81
c,k
2,500,000 2,343,119
5.88% due 9/10/55
c,k
1,150,000 1,161,520
Commonwealth Bank of
Australia
5.93% due 3/14/46
c,k
3,420,000 3,487,601
Maple Grove Funding Trust I
4.16% due 8/15/51
c
4,750,000 3,335,190
Capital One Financial Corp.
6.05% due 2/1/35
k
1,710,000 1,820,278
5.20% due 9/11/36
k
1,500,000 1,492,434
Insured Lending 1 Ltd.
6.50% due 2/4/32
a,c
EUR 2,600,000 3,055,260
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 3/1/31
c
3,150,000 2,991,224

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 45
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Standard Chartered plc
4.64% due 4/1/31
c,k
1,609,000 $ 1,620,763
5.01% due 10/15/30
c,k
1,281,000 1,307,816
Equitable Holdings, Inc.
6.70% due 3/28/55
k
2,800,000 2,919,711
Pacific Beacon LLC
5.51% due 7/15/36
c
2,900,000 2,876,674
Lazard Group LLC
5.63% due 8/1/35 2,445,000 2,504,344
6.00% due 3/15/31 330,000 349,286
Host Hotels & Resorts LP
5.70% due 7/1/34 2,750,000 2,841,051
BO GPS IV Capital Call Facility
D
5.38% due 10/30/32
a
2,700,000 2,710,028
Blue Owl Capital GP Stakes V
A-2 B
7.21% due 8/22/43
a
2,505,000 2,642,221
Blue Owl Capital GP Stakes V
A-2 A
7.21% due 8/22/43
a
2,495,000 2,631,673
Apollo Global Management, Inc.
5.15% due 8/12/35 2,625,000 2,629,736
200 Park Funding Trust
5.74% due 2/15/55
c
2,550,000 2,536,406
Belrose Funding Trust II
6.79% due 5/15/55
c
2,440,000 2,533,556
Omnis Funding Trust
6.72% due 5/15/55
c
2,410,000 2,506,045
AmFam Holdings, Inc.
2.81% due 3/11/31
c
1,800,000 1,581,005
3.83% due 3/11/51
c
1,350,000 906,621
MetLife, Inc.
6.35% due 3/15/55
k
2,350,000 2,478,204
Accident Fund Insurance Co. of
America
8.50% due 8/1/32
c
2,450,000 2,459,497
Enstar Group Ltd.
7.50% due 4/1/45
c,k
1,300,000 1,360,350
3.10% due 9/1/31 1,170,000 1,051,534
Corebridge Global Funding
4.90% due 8/21/32
c
2,375,000 2,389,293
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
c
2,450,000 2,358,785
Reinsurance Group of America,
Inc.
5.75% due 9/15/34 1,750,000 1,825,044
6.65% due 9/15/55
k
500,000 516,649
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Nationwide Mutual Insurance
Co.
4.35% due 4/30/50
c
2,967,000 $ 2,322,732
Blue Owl IV SR SEC A
5.94% due 8/22/45
a
2,288,000 2,313,549
CoStar Group, Inc.
2.80% due 7/15/30
c
2,505,000 2,296,040
EQT AB
5.85% due 5/8/35
c
2,210,000 2,265,539
Nuveen LLC
5.85% due 4/15/34
c
2,150,000 2,260,921
Farmers Insurance Exchange
7.00% due 10/15/64
c,k
2,200,000 2,257,244
Dai-ichi Life Insurance Co. Ltd.
6.20%
c,k,l
2,150,000 2,245,888
Blue Owl IV SR SEC B
5.94% due 8/22/45
a
2,112,000 2,135,584
BNP Paribas S.A.
2.87% due 4/19/32
c,k
1,200,000 1,095,473
5.79% due 1/13/33
c,k
990,000 1,039,237
Ascot Group Ltd.
6.35% due 6/15/35
c,k
2,050,000 2,122,273
Nationwide Building Society
5.54% due 7/14/36
c,k
1,500,000 1,549,126
4.65% due 7/14/29
c,k
440,000 444,179
Westpac Banking Corp.
3.02% due 11/18/36
k
1,200,000 1,083,322
3.13% due 11/18/41 805,000 608,959
2.67% due 11/15/35
k
295,000 267,143
Americo Life, Inc.
3.45% due 4/15/31
c
2,060,000 1,863,066
Mid-Atlantic Military Family
Communities LLC
5.30% due 8/1/50
c
2,089,198 1,808,697
GLP Capital LP / GLP Financing
II, Inc.
5.75% due 11/1/37 1,775,000 1,765,441
Dyal Capital Partners III
4.40% due 6/15/40
a
1,750,000 1,697,277
Corebridge Life Holdings, Inc.
8.13% due 3/15/46
c
1,400,000 1,691,032
Trustage Financial Group, Inc.
4.63% due 4/15/32
c
1,750,000 1,686,999
Henneman Trust
6.58% due 5/15/55
c
1,600,000 1,665,968
HSBC Holdings plc
4.62% due 11/6/31
k
1,080,000 1,083,330
5.13% due 3/3/31
k
530,000 543,168

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
46 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Cliffwater Corporate Lending
Fund
6.77% due 8/4/28
a
1,550,000 $ 1,618,386
American National Global
Funding
4.63% due 12/15/28
c
1,080,000 1,084,455
5.25% due 6/3/30
c
500,000 508,047
VICI Properties LP
5.63% due 4/1/35 1,550,000 1,582,843
CNO Financial Group, Inc.
6.45% due 6/15/34 1,440,000 1,523,436
Avilease Capital Ltd.
4.75% due 11/12/30
c
1,475,000 1,462,930
HS Wildcat LLC
3.83% due 12/31/50
a
1,962,324 1,446,044
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
5.88% due 5/23/42
c,k
1,350,000 1,409,626
Fortitude Group Holdings LLC
6.25% due 4/1/30
c
1,350,000 1,406,141
Credit Agricole S.A.
4.94% (SOFR + 1.21%) due
9/11/28
◊,c
990,000 995,237
5.22% due 5/27/31
c,k
400,000 410,647
Ares Finance Co. II LLC
3.25% due 6/15/30
c
1,469,000 1,392,683
Beacon Funding Trust
6.27% due 8/15/54
c
1,350,000 1,370,555
MidCap Funding XLVI Trust
6.28% due 4/15/28
a
1,350,000 1,350,000
RGA Global Funding
5.05% due 12/6/31
c
1,300,000 1,326,246
Hanover Insurance Group, Inc.
5.50% due 9/1/35 1,300,000 1,318,709
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
c
1,689,000 1,290,580
Santander UK Group Holdings
plc
5.14% due 9/22/36
k
1,260,000 1,256,692
ING Groep N.V.
4.86% due 3/25/29
k
1,020,000 1,035,260
5.53% due 3/25/36
k
200,000 207,700
KKR Group Finance Co. VIII
LLC
3.50% due 8/25/50
c
1,650,000 1,160,093
Brookfield Capital Finance LLC
6.09% due 6/14/33 1,040,000 1,112,153
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Lloyds Banking Group plc
4.43% due 11/4/31
k
1,090,000 $ 1,086,600
Prudential Financial, Inc.
3.70% due 10/1/50
k
1,160,000 1,078,960
Janus Henderson US Holdings,
Inc.
5.45% due 9/10/34 1,060,000 1,077,090
Protective Life Corp.
4.70% due 1/15/31
c
1,070,000 1,073,371
National Health Investors, Inc.
5.35% due 2/1/33 1,070,000 1,068,510
JPMorgan Chase & Co.
5.58% due 7/23/36
k
1,030,000 1,065,482
Canadian Imperial Bank of
Commerce
4.58% due 9/8/31
k
1,050,000 1,058,003
Goldman Sachs Group, Inc.
4.02% due 10/31/38
k
1,170,000 1,052,058
Intesa Sanpaolo SpA
7.80% due 11/28/53
c
860,000 1,050,561
Royal Bank of Canada
4.50% due 8/6/29
k
1,040,000 1,050,101
KBC Group N.V.
6.32% due 9/21/34
c,k
960,000 1,046,849
Barclays plc
4.48% due 11/11/29
k
530,000 532,925
5.09% due 2/25/29
k
500,000 509,545
Athene Global Funding
2.67% due 6/7/31
c
1,170,000 1,042,286
Bank of Nova Scotia
4.94% (SOFR Compounded
Index + 1.08%) due 8/1/29
◊
1,010,000 1,018,577
Bank of America Corp.
3.56% due 4/23/27
k
1,020,000 1,018,135
Dyal Capital Partners III (A), LP
6.55% due 6/15/44
a
980,000 1,016,087
SiriusPoint Ltd.
7.00% due 4/5/29 960,000 1,015,754
DNB Bank ASA
4.89% (SOFR + 1.06%) due
11/5/30
◊,c
1,000,000 1,013,330
Nordea Bank Abp
4.75% (SOFR + 1.02%) due
9/10/29
◊,c
1,000,000 1,013,253
American Express Co.
4.89% (SOFR + 1.02%) due
1/30/31
◊
1,010,000 1,012,479

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 47
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Sumitomo Mitsui Financial
Group, Inc.
5.17% (SOFR + 1.17%) due
7/9/29
◊
1,000,000 $ 1,010,953
Jackson Financial, Inc.
4.00% due 11/23/51 1,440,000 1,004,097
Blue Owl Finance LLC
6.25% due 4/18/34 970,000 1,000,259
Belvoir Land LLC
A-3, 5.60% due 12/15/35
c
1,000,000 998,227
BGC Group, Inc.
8.00% due 5/25/28 930,000 993,297
Pine Street Trust III
6.22% due 5/15/54
c
960,000 973,192
Stewart Information Services
Corp.
3.60% due 11/15/31 1,100,000 972,524
Rocket Companies, Inc.
6.38% due 8/1/33
c
900,000 938,357
Nassau Companies of New York
7.88% due 7/15/30
c
982,000 937,326
Symetra Life Insurance Co.
6.55% due 10/1/55
c
900,000 930,441
Macquarie Group Ltd.
2.87% due 1/14/33
c,k
980,000 886,300
Mutual of Omaha Insurance Co.
6.14% due 1/16/64
c,k
850,000 881,925
Apollo Management Holdings,
LP
2.65% due 6/5/30
c
930,000 862,749
Deutsche Bank AG
3.55% due 9/18/31
k
880,000 839,812
Citadel Securities Global
Holdings LLC
5.50% due 6/18/30
c
525,000 538,785
6.20% due 6/18/35
c
250,000 263,160
Dyal Capital Partners III (B), LP
6.55% due 6/15/44
a
770,000 798,285
Globe Life, Inc.
5.85% due 9/15/34 740,000 777,009
Fort Moore Family Communities
LLC
6.09% due 1/15/51
c
848,148 768,213
Jefferies Financial Group, Inc.
6.20% due 4/14/34 700,000 738,777
Penn Mutual Life Insurance Co.
3.80% due 4/29/61
c
950,000 629,318
Assured Guaranty US Holdings,
Inc.
3.60% due 9/15/51 800,000 564,215
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
FINANCIAL - 11.7% (continued)
Fidelis Insurance Holdings Ltd.
7.75% due 6/15/55
k
500,000 $ 538,727
LPL Holdings, Inc.
6.00% due 5/20/34 510,000 536,310
Horace Mann Educators Corp.
4.70% due 10/1/30 540,000 535,431
Citizens Financial Group, Inc.
6.65% due 4/25/35
k
470,000 516,799
GA Global Funding Trust
4.50% due 9/18/30
c
500,000 494,028
Assurant, Inc.
6.75% due 2/15/34 400,000 435,626
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 4/15/50 470,000 323,706
Western And Southern Life
Insurance Co.
3.75% due 4/28/61
c
470,000 319,499
Cushman & Wakefield US
Borrower LLC
6.75% due 5/15/28
c
296,000 297,571
Swiss Re Finance Luxembourg
S.A.
5.00% due 4/2/49
c,k
200,000 201,340
KKR Group Finance Co. III LLC
5.13% due 6/1/44
c
100,000 93,410
AHG Funding
due 7/20/26
a
1,000,000 1
Total Financial 326,494,044
ENERGY - 2.5%
BP Capital Markets plc
4.88%
k,l
5,318,000 5,290,528
6.13%
k,l
1,350,000 1,392,131
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 9/15/34 2,850,000 2,938,996
5.60% due 1/15/36 2,400,000 2,427,758
MPLX, LP
5.40% due 9/15/35 1,850,000 1,863,764
6.20% due 9/15/55 1,800,000 1,784,695
5.95% due 4/1/55 1,300,000 1,253,892
5.65% due 3/1/53 50,000 46,367
Targa Resources Corp.
5.40% due 7/30/36 3,200,000 3,203,681
6.50% due 2/15/53 930,000 969,177
5.65% due 2/15/36 375,000 385,198
HF Sinclair Corp.
6.25% due 1/15/35 2,530,000 2,638,061

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
48 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
ENERGY - 2.5% (continued)
5.50% due 9/1/32 1,375,000 $ 1,393,662
Venture Global Plaquemines
LNG LLC
6.75% due 1/15/36
c
1,400,000 1,434,006
6.13% due 12/15/30
c
1,125,000 1,145,638
6.50% due 6/15/34
c
1,075,000 1,098,416
Greensaif Pipelines Bidco SARL
5.85% due 2/23/36
c
1,500,000 1,567,227
6.10% due 8/23/42
c
800,000 832,837
6.51% due 2/23/42
c
400,000 436,126
6.13% due 2/23/38
c
350,000 371,395
FLNG Liquefaction 3 LLC
3.08% due 6/30/39
a
3,711,435 3,191,023
ONEOK, Inc.
5.60% due 4/1/44 860,000 812,505
5.40% due 10/15/35 800,000 808,308
6.25% due 10/15/55 725,000 726,530
3.95% due 3/1/50 850,000 616,375
Enbridge, Inc.
6.70% due 11/15/53 940,000 1,031,987
5.63% due 4/5/34 906,000 945,795
5.55% due 6/20/35 800,000 827,680
DT Midstream, Inc.
5.80% due 12/15/34
c
2,450,000 2,542,598
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 9/30/40
c
2,986,000 2,438,906
Gulfstream Natural Gas System
LLC
5.60% due 7/23/35
c
2,200,000 2,254,811
Viper Energy Partners LLC
5.70% due 8/1/35 2,200,000 2,245,166
Boardwalk Pipelines LP
5.63% due 8/1/34 2,000,000 2,089,577
Kinder Morgan Energy Partners
LP
7.50% due 11/15/40 880,000 1,025,700
5.80% due 3/15/35 725,000 761,590
Targa Resources Partners, LP
/ Targa Resources Partners
Finance Corp.
6.88% due 1/15/29 1,734,000 1,754,664
Energy Transfer, LP
5.95% due 5/15/54 1,000,000 947,651
7.38% due 2/1/31
c
710,000 737,663
Cheniere Energy Partners, LP
5.55% due 10/30/35
c
1,000,000 1,022,378
5.75% due 8/15/34 150,000 156,618
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
ENERGY - 2.5% (continued)
Midwest Connector Capital Co.
LLC
4.63% due 4/1/29
c
1,050,000 $ 1,051,311
APA Corp.
5.35% due 7/1/49 1,250,000 1,038,937
Eni SpA
5.95% due 5/15/54
c
1,040,000 1,031,111
Plains All American Pipeline LP /
PAA Finance Corp.
4.90% due 2/15/45 1,140,000 997,098
MPLX LP
5.50% due 2/15/49 1,080,000 991,768
TransCanada PipeLines Ltd.
7.63% due 1/15/39 830,000 984,345
Phillips 66 Co.
6.20% due 3/15/56
k
987,000 982,954
Western Midstream Operating
LP
5.30% due 3/1/48 1,140,000 982,948
Energy Transfer LP
6.20% due 4/1/55 1,000,000 980,168
Cheniere Energy Partners LP
5.95% due 6/30/33 750,000 795,280
Florida Gas Transmission Co.
LLC
5.75% due 7/15/35
c
625,000 648,525
Marathon Petroleum Corp.
6.50% due 3/1/41 480,000 510,878
NuStar Logistics LP
6.00% due 6/1/26 200,000 200,407
6.38% due 10/1/30 169,000 177,872
Total Energy 70,784,682
UTILITIES - 1.9%
QTS Corp.
5.42% due 8/21/32
a
11,250,000 11,293,688
Evergy Metro, Inc.
5.13% due 8/15/35 6,025,000 6,087,891
Dominion Energy, Inc.
6.20% due 2/15/56
k
1,650,000 1,651,124
6.00% due 2/15/56
k
1,100,000 1,105,074
MN8 Portfolio IV LLC
6.31% due 7/30/45
a
2,700,000 2,742,273
NRG Energy, Inc.
2.45% due 12/2/27
c
1,750,000 1,691,148
7.00% due 3/15/33
c
480,000 530,587
ALLETE, Inc.
5.79% due 7/9/37
a
1,900,000 1,942,999

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 49
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
UTILITIES - 1.9% (continued)
CMS Energy Corp.
6.50% due 6/1/55
k
1,800,000 $ 1,850,886
Southwestern Public Service Co.
3.70% due 8/15/47 2,450,000 1,838,341
Spire, Inc.
6.25% due 6/1/56
k
1,550,000 1,542,293
Brooklyn Union Gas Co.
6.39% due 9/15/33
c
800,000 861,577
4.27% due 3/15/48
c
640,000 510,292
PacifiCorp
7.38% due 9/15/55
k
1,320,000 1,345,406
AES Corp.
3.95% due 7/15/30
c
1,362,000 1,329,358
American Electric Power Co.,
Inc.
5.80% due 3/15/56
k
650,000 645,294
6.05% due 3/15/56
k
650,000 638,644
NiSource, Inc.
5.75% due 7/15/56
k
1,075,000 1,081,963
WEC Energy Group, Inc.
5.63% due 5/15/56
k
1,075,000 1,081,771
Public Service Co. of Colorado
5.15% due 9/15/35 1,050,000 1,063,928
Capital Power US Holdings, Inc.
6.19% due 6/1/35
c
1,010,000 1,054,415
Alliant Energy Finance LLC
3.60% due 3/1/32
c
1,120,000 1,040,720
Arizona Public Service Co.
6.35% due 12/15/32 950,000 1,036,542
Enel Finance International N.V.
5.50% due 6/15/52
c
1,080,000 1,014,535
Appalachian Power Co.
4.40% due 5/15/44 1,200,000 1,006,722
Evergy Kansas Central, Inc.
5.70% due 3/15/53 1,000,000 989,551
Entergy Mississippi LLC
3.85% due 6/1/49 1,280,000 975,985
NextEra Energy Capital
Holdings, Inc.
6.38% due 8/15/55
k
884,000 912,506
Central Storage Safety Project
Trust
4.82% due 2/1/38
m
720,320 690,316
Sierra Pacific Power Co.
6.20% due 12/15/55
k
675,000 668,960
Boston Gas Co.
5.84% due 1/10/35
c
550,000 579,658
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
UTILITIES - 1.9% (continued)
Liberty Utilities Co.
5.87% due 1/31/34
c
550,000 $ 578,532
Nevada Power Co.
6.65% due 4/1/36 500,000 562,077
Alexander Funding Trust II
7.47% due 7/31/28
c
450,000 479,431
Black Hills Corp.
6.00% due 1/15/35 320,000 341,263
Southern Co.
3.75% due 9/15/51
k
322,000 317,441
Total Utilities 53,083,191
TECHNOLOGY - 1.1%
AP Grange Holdings LLC
6.50% due 3/20/45
a
12,900,000 13,641,750
5.00% due 3/20/45
a
1,400,000 1,456,000
Oracle Corp.
5.20% due 9/26/35 2,475,000 2,371,250
5.95% due 9/26/55 1,675,000 1,484,074
6.00% due 8/3/55 1,060,000 934,696
4.80% due 9/26/32 925,000 893,015
5.88% due 9/26/45 700,000 632,187
6.10% due 9/26/65 475,000 418,946
Foundry JV Holdco LLC
6.40% due 1/25/38
c
2,420,000 2,581,358
5.88% due 1/25/34
c
2,500,000 2,567,364
6.20% due 1/25/37
c
1,000,000 1,050,802
Western Digital Corp.
2.85% due 2/1/29 1,120,000 1,071,941
AP Grange Holdings LLC
Deferral
6.50% due 3/20/45
a
839,743 839,743
Atlassian Corp.
5.50% due 5/15/34 629,000 650,901
Total Technology 30,594,027
CONSUMER, NON-CYCLICAL - 1.0%
Global Payments, Inc.
5.20% due 11/15/32 2,025,000 2,025,949
4.88% due 11/15/30 1,075,000 1,076,199
5.55% due 11/15/35 1,000,000 993,932
Smithfield Foods, Inc.
2.63% due 9/13/31
c
2,500,000 2,212,553
5.20% due 4/1/29
c
1,200,000 1,215,309
3.00% due 10/15/30
c
640,000 588,853
CVS Health Corp.
6.75% due 12/10/54
k
2,170,000 2,266,283
6.20% due 9/15/55 325,000 329,986

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
50 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
CONSUMER, NON-CYCLICAL - 1.0% (continued)
JBS USA Holding Lux SARL
/ JBS USA Foods Group
Holdings, Inc. / JBS USA Food
Co.
5.50% due 1/15/36
c
2,400,000 $ 2,438,778
Altria Group, Inc.
4.45% due 5/6/50 1,365,000 1,094,117
3.70% due 2/4/51 1,280,000 904,513
Mars, Inc.
5.20% due 3/1/35
c
1,600,000 1,644,527
Highmark, Inc.
2.55% due 5/10/31
c
1,500,000 1,333,264
Yale-New Haven Health
Services Corp.
2020, 2.50% due 7/1/50 2,250,000 1,314,380
Illumina, Inc.
4.75% due 12/12/30 1,060,000 1,070,125
Aetna, Inc.
6.75% due 12/15/37 950,000 1,045,854
Tesco plc
6.15% due 11/15/37
c
980,000 1,022,659
Becle SAB de CV
2.50% due 10/14/31
c
1,050,000 916,462
BAT Capital Corp.
4.76% due 9/6/49 1,040,000 878,706
Triton Container International
Ltd.
3.15% due 6/15/31
c
930,000 837,899
Philip Morris International, Inc.
5.25% due 2/13/34 750,000 775,209
GXO Logistics, Inc.
6.50% due 5/6/34 440,000 475,312
Triton Container International
Ltd. / TAL International
Container Corp.
3.25% due 3/15/32 200,000 181,775
Total Consumer, Non-cyclical 26,642,644
INDUSTRIAL - 0.9%
Homestead Spe Issuer LLC
7.21% due 4/1/55
a
5,000,000 5,116,174
Entegris, Inc.
4.75% due 4/15/29
c
3,700,000 3,708,073
TD SYNNEX Corp.
5.30% due 10/10/35 2,550,000 2,525,067
Vontier Corp.
2.95% due 4/1/31 2,440,000 2,238,345
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 7/1/29
c
2,100,000 2,157,652
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
INDUSTRIAL - 0.9% (continued)
Berry Global, Inc.
4.88% due 7/15/26
c
2,156,000 $ 2,156,386
Stadco LA LLC
3.75% due 5/15/56
a
2,000,000 1,397,897
GXO Logistics, Inc.
6.25% due 5/6/29 1,250,000 1,316,422
CIMIC Finance USA Pty Ltd.
7.00% due 3/25/34
c
970,000 1,053,133
LBJ Infrastructure Group LLC
3.80% due 12/31/57
c
1,250,000 874,918
Flowserve Corp.
3.50% due 10/1/30 550,000 524,399
2.80% due 1/15/32 317,000 283,492
FedEx Corp.
4.10% due 2/1/45 550,000 433,891
4.75% due 11/15/45 354,000 306,229
GATX Corp.
6.05% due 6/5/54 628,000 635,815
Weir Group, Inc.
5.35% due 5/6/30
c
470,000 482,983
Norfolk Southern Corp.
4.10% due 5/15/21 600,000 415,044
Total Industrial 25,625,920
CONSUMER, CYCLICAL - 0.8%
Polaris, Inc.
5.60% due 3/1/31 2,530,000 2,556,420
6.95% due 3/15/29 1,050,000 1,113,296
Hyatt Hotels Corp.
5.40% due 12/15/35 2,350,000 2,354,851
5.75% due 3/30/32 1,000,000 1,047,687
Smithsonian Institution
2.70% due 9/1/44 4,000,000 2,738,418
Alt-2 Structured Trust
2.95%, (WAC) due 5/14/31
◊,a
2,442,347 2,287,298
LG Energy Solution Ltd.
5.50% due 7/2/34
c
1,600,000 1,622,946
Marriott International, Inc.
5.25% due 10/15/35 1,400,000 1,418,899
United Airlines Class A Pass
Through Trust
2023-1, A, 5.80% due 1/15/36 1,352,808 1,413,138
AZ Battery Property LLC
6.73% due 2/20/46
a
1,420,000 1,403,012
Flutter Treasury DAC
6.38% due 4/29/29
c
1,050,000 1,083,920

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 51
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
CONSUMER, CYCLICAL - 0.8% (continued)
Hasbro, Inc.
6.05% due 5/14/34 980,000 $ 1,039,583
Darden Restaurants, Inc.
4.55% due 2/15/48 1,200,000 982,455
Sodexo, Inc.
5.80% due 8/15/35
c
850,000 889,426
British Airways Class A Pass
Through Trust
2021-1, A, 2.90% due 3/15/35
c
678,859 620,446
American Airlines Class AA Pass
Through Trust
2016-2, AA, 3.20% due 6/15/28 584,500 571,466
General Motors Co.
6.25% due 10/2/43 500,000 507,013
Warnermedia Holdings, Inc.
5.14% due 3/15/52 230,000 151,536
Total Consumer, Cyclical 23,801,810
COMMUNICATIONS - 0.7%
British Telecommunications plc
4.88% due 11/23/81
c,k
2,900,000 2,801,637
SoftBank Corp.
5.33% due 7/9/35
c
2,600,000 2,605,424
Vodafone Group plc
4.13% due 6/4/81
k
2,550,000 2,380,941
Paramount Global
4.90% due 8/15/44 1,035,000 742,754
5.25% due 4/1/44 908,000 685,420
5.90% due 10/15/40 562,000 487,382
NTT Finance Corp.
4.62% due 7/16/28
c
930,000 942,369
5.50% due 7/16/35
c
550,000 569,491
4.88% due 7/16/30
c
300,000 305,524
Cox Communications, Inc.
2.95% due 10/1/50
c
2,081,000 1,157,904
5.80% due 12/15/53
c
600,000 511,711
Verizon Communications, Inc.
5.75% due 11/30/45 1,625,000 1,613,394
Rogers Communications, Inc.
4.55% due 3/15/52 1,594,000 1,268,466
Nokia Oyj
6.63% due 5/15/39 980,000 1,049,438
America Movil SAB de CV
6.13% due 3/30/40 980,000 1,041,961
Prosus N.V.
4.99% due 1/19/52
c
1,300,000 1,029,757
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 21.4% (continued)
COMMUNICATIONS - 0.7% (continued)
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 6/1/52 1,141,000 $ 736,428
CSC Holdings LLC
4.13% due 12/1/30
c
600,000 367,922
Telenet Finance Luxembourg
Notes SARL
5.50% due 3/1/28
c
200,000 198,854
Altice France S.A.
6.50% due 10/15/31
c
192,525 182,814
Total Communications 20,679,591
TRANSPORTATION - 0.5%
Terminal Investment Limited
Holding
6.23% due 10/1/40
a
5,600,000 5,680,878
Aitx Finco LLC
5.67% due 10/23/32
a
2,700,000 2,692,395
5.38% due 10/23/30
a
2,400,000 2,397,804
Stolthaven Houston, Inc.
5.98% due 7/17/34
a
1,960,000 1,993,089
Total Transportation 12,764,166
BASIC MATERIALS - 0.2%
Corp. Nacional del Cobre de
Chile
6.78% due 1/13/55
c
1,950,000 2,099,292
Dow Chemical Co.
6.90% due 5/15/53 1,050,000 1,076,792
Minera Mexico S.A. de CV
5.63% due 2/12/32
c
1,030,000 1,064,505
Rio Tinto Finance USA plc
5.25% due 3/14/35 60,000 61,826
Total Basic Materials 4,302,415
REAL ESTATE - 0.1%
Harmoni Towers LLC
5.22% due 10/30/30
a
2,300,000 2,303,206
GOVERNMENT - 0.0%
Amazon Conservation DAC
6.03% due 1/16/42
c
1,000,000 1,034,300
Total Corporate Bonds
(Cost $607,364,421) 598,109,996

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
52 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1%
COLLATERALIZED LOAN OBLIGATIONS - 7.8%
Cerberus Loan Funding XLIV
LLC
2023-5A, A 6.25% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 1/15/36
◊,c
8,900,000 $ 8,920,178
2023-5A, B 7.10% (3 Month
Term SOFR + 3.20%, Rate
Floor: 3.20%) due 1/15/36
◊,c
3,000,000 3,013,318
LoanCore Issuer Ltd.
2021-CRE5, C 6.21% (1 Month
Term SOFR + 2.46%, Rate
Floor: 2.46%) due 7/15/36
◊,c
7,500,000 7,482,497
2021-CRE6, C 6.16% (1 Month
Term SOFR + 2.41%, Rate
Floor: 2.30%) due 11/15/38
◊,c
4,000,000 3,973,333
Hlend CLO LLC
2025-3A, A 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/37
◊,c
4,700,000 4,703,346
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,c
4,450,000 4,454,528
Golub Capital Partners CLO
69M, LP
2023-69A, BR 5.57% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,c
8,250,000 8,254,405
Ares Direct Lending CLO 6 LLC
2025-2A, B 5.55% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/16/37
◊,c
5,350,000 5,354,350
2025-2A, A1 5.20% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 10/16/37
◊,c
2,700,000 2,702,202
Madison Park Funding XLVIII
Ltd.
2021-48A, CR 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/19/39
◊,c
4,000,000 4,007,757
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,c
4,000,000 3,999,573
Golub Capital Partners CLO
2013-16A, A1R3 5.49% (3
Month Term SOFR + 1.63%,
Rate Floor: 1.63%) due
8/9/39
◊,c
4,050,000 4,055,224
2025-83A, B 5.54% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,c
3,000,000 3,001,478
Owl Rock CLO III Ltd.
2020-3A, AR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 4/20/36
◊,c
5,500,000 5,508,365
2020-3A, BR 6.23% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 4/20/36
◊,c
1,250,000 1,252,923
Owl Rock CLO XVI LLC
2024-16A, A 5.88% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 4/20/36
◊,c
5,000,000 5,014,910
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
2024-16A, B 6.38% (3 Month
Term SOFR + 2.50%, Rate
Floor: 2.50%) due 4/20/36
◊,c
1,000,000 $ 1,002,694
TRTX Issuer Ltd.
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,c
4,200,000 4,209,837
2025-FL7, AS 5.78% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 6/18/43
◊,c
1,800,000 1,799,990
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,c
3,875,292 3,875,018
2021-2A, C 7.02% (3 Month
Term SOFR + 3.11%, Rate
Floor: 3.11%) due 4/22/33
◊,c
1,250,000 1,251,655
Cerberus Loan Funding XL LLC
2023-1A, A 6.30% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 3/22/35
◊,c
4,500,000 4,500,124
LoanCore Issuer LLC
2025-CRE9, AS 5.43% (1
Month Term SOFR + 1.70%,
Rate Floor: 1.70%) due
8/18/42
◊,c
2,450,000 2,446,848
2025-CRE8, AS 5.33% (1
Month Term SOFR + 1.59%,
Rate Floor: 1.59%) due
8/17/42
◊,c
1,100,000 1,092,510
2025-CRE9, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/18/42
◊,c
950,000 948,784
JCP Direct Lending CLO LLC
2023-1A, A1R 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,c
2,400,000 2,403,244
2023-1A, AJR 5.66% (3 Month
Term SOFR + 1.78%, Rate
Floor: 1.78%) due 7/20/37
◊,c
1,925,000 1,928,031
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A, A2TR 5.97% (3 Month
Term SOFR + 2.06%, Rate
Floor: 1.80%) due 10/15/33
◊,c
3,250,000 3,251,615
2017-9A, A1TR 5.72% (3 Month
Term SOFR + 1.81%, Rate
Floor: 1.55%) due 10/15/33
◊,c
1,000,000 999,623
FS Rialto Issuer LLC
2024-FL9, AS 5.83% (1 Month
Term SOFR + 2.09%, Rate
Floor: 2.09%) due 10/19/39
◊,c
1,800,000 1,803,471
2025-FL10, AS 5.32% (1 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 8/19/42
◊,c
1,400,000 1,380,650
2025-FL10, B 5.58% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/19/42
◊,c
1,000,000 985,050

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 53
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
Cerberus Loan Funding 52 LLC
2025-3A, A 5.49% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,c
2,900,000 $ 2,907,231
2025-3A, B 5.77% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/15/37
◊,c
1,250,000 1,251,227
Palmer Square CLO Ltd.
2023-4A, BR 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 10/20/37
◊,c
1,450,000 1,455,283
2023-4A, CR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/20/37
◊,c
1,250,000 1,254,222
2024-3A, B 5.48% (3 Month
Term SOFR + 1.60%, Rate
Floor: 1.60%) due 7/20/37
◊,c
1,000,000 1,002,937
FS Rialto
2021-FL3, C 5.90% (1 Month
Term SOFR + 2.16%, Rate
Floor: 2.16%) due 11/16/36
◊,c
2,000,000 1,998,059
2021-FL2, A 5.07% (1 Month
Term SOFR + 1.33%, Rate
Floor: 1.33%) due 5/16/38
◊,c
1,637,226 1,636,550
Cerberus Loan Funding XLVIII
LLC
2024-4A, B 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/15/36
◊,c
2,000,000 2,002,185
2024-4A, AN 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/15/36
◊,c
1,500,000 1,504,466
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,c
3,496,471 3,495,896
BCRED CLO LLC
2025-1A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 4/20/37
◊,c
3,400,000 3,402,566
BSPRT Issuer LLC
2025-FL12, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 1/17/43
◊,c
1,200,000 1,198,764
2025-FL12, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/17/43
◊,c
1,100,000 1,102,438
2024-FL11, B 6.04% (1 Month
Term SOFR + 2.29%, Rate
Floor: 2.29%) due 7/15/39
◊,c
1,000,000 1,004,934
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,c
3,116,391 3,117,310
Ares Direct Lending CLO 8 LLC
2025-4A, A1 5.07% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/39
◊,c
1,700,000 1,699,845
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
2025-4A, C 5.67% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/20/39
◊,c
800,000 $ 799,921
2025-4A, A2 5.27% (3 Month
Term SOFR + 1.60%, Rate
Floor: 1.60%) due 1/20/39
◊,c
400,000 399,963
2025-4A, B 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/20/39
◊,c
200,000 199,981
Eldridge CLO Ltd.
2025-1A, B 5.57% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/20/38
◊,c
3,000,000 3,005,434
Cerberus Loan Funding XLVII
LLC
2024-3A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/36
◊,c
3,000,000 3,004,017
Owl Rock CLO VII LLC
2022-7A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 4/20/38
◊,c
3,000,000 2,994,787
Ares LXIX CLO Ltd.
2024-69A, B 5.90% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 4/15/36
◊,c
2,500,000 2,506,322
Madison Park Funding LXXI Ltd.
2025-71A, B 5.36% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/23/38
◊,c
2,500,000 2,503,157
KREF Ltd.
2021-FL2, AS 5.15% (1 Month
Term SOFR + 1.41%, Rate
Floor: 1.30%) due 2/15/39
◊,c
1,500,000 1,471,116
2021-FL2, C 5.85% (1 Month
Term SOFR + 2.11%, Rate
Floor: 2.00%) due 2/15/39
◊,c
1,000,000 995,615
Carlyle Direct Lending CLO LLC
2015-1A, A11A 5.70% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/15/36
◊,c
2,400,000 2,404,164
A10 Issuer LLC
2025-FL6, AS 5.94% (1 Month
Term SOFR + 1.89%, Rate
Floor: 1.89%) due 5/15/42
◊,c
2,300,000 2,295,240
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A, B 5.43% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 10/20/38
◊,c
2,250,000 2,255,729
OWL Rock CLO XXII LLC
2025-22A, A 5.42% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 10/20/37
◊,c
2,200,000 2,201,883
BDS LLC
2025-FL16, B 5.85% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/19/43
◊,c
1,200,000 1,199,993
2025-FL14, AS 5.30% (1 Month
Term SOFR + 1.57%, Rate
Floor: 1.57%) due 10/17/42
◊,c
1,000,000 998,586

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
54 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,c
2,150,000 $ 2,159,600
GoldenTree Loan Management
US CLO 9 Ltd.
2021-9A, CR 6.28% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 4/20/37
◊,c
2,000,000 2,009,485
Cerberus Loan Funding XLVI,
LP
2024-2A, A 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/15/36
◊,c
1,500,000 1,503,854
2024-2A, B 6.20% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 7/15/36
◊,c
500,000 501,130
Cerberus Loan Funding 50 LLC
2025-1A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/37
◊,c
2,000,000 2,002,720
Owl Rock CLO I LLC
2019-1A, ANR 6.29% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 2/20/36
◊,c
2,000,000 2,001,455
Sound Point CLO XXXI Ltd.
2021-3A, B 5.77% (3 Month
Term SOFR + 1.91%, Rate
Floor: 1.65%) due 10/25/34
◊,c
2,000,000 2,000,194
BRSP Ltd.
2021-FL1, C 6.00% (1 Month
Term SOFR + 2.26%, Rate
Floor: 2.15%) due 8/19/38
◊,c
2,000,000 1,998,035
Canyon Capital CLO Ltd.
2014-1A, A2R 5.60% (3 Month
Term SOFR + 1.76%, Rate
Floor: 1.50%) due 1/30/31
◊,c
1,900,000 1,900,872
Ares Direct Lending CLO 7 LLC
2025-3A, B 5.58% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/38
◊,c
1,850,000 1,851,636
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, B 5.51% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 10/15/37
◊,c
1,700,000 1,701,157
STWD LLC
2025-FL4, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 11/19/42
◊,c
1,700,000 1,699,194
Golub Capital Partners CLO
54M L.P
2021-54A, BR 5.80% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 8/5/37
◊,c
1,500,000 1,501,557
HPS Private Credit CLO LLC
2025-3A, A1 5.91% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,c
1,500,000 1,500,461
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
Ares LVI CLO Ltd.
2020-56A, CR2 5.76% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 1/25/38
◊,c
1,400,000 $ 1,405,792
Golub Capital Partners CLO
54M, LP
2021-54A, A2R 5.60% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 8/5/37
◊,c
1,400,000 1,401,918
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,c
1,200,000 1,202,162
Cerberus Loan Funding 53 LLC
2025-4A, C 5.68% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/15/38
◊,c
1,100,000 1,099,975
OWL Rock CLO XXI LLC
2025-21A, B 5.77% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 7/24/34
◊,c
1,050,000 1,051,094
Madison Park Funding LVIII Ltd.
2024-58A, C 6.31% (3 Month
Term SOFR + 2.45%, Rate
Floor: 2.45%) due 4/25/37
◊,c
1,000,000 1,005,313
Voya CLO Ltd.
2024-2A, B 5.68% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/20/37
◊,c
1,000,000 1,004,391
Carlyle US CLO
2024-4A, B 5.63% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 7/20/37
◊,c
1,000,000 1,003,810
Wildwood Park CLO Ltd.
2024-1A, B1 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 10/20/37
◊,c
1,000,000 1,003,623
Elmwood CLO 38 Ltd.
2025-1A, B1 5.31% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 4/22/38
◊,c
1,000,000 1,002,549
AGL CLO 42 Ltd.
2025-42A, B 5.92% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/22/38
◊,c
1,000,000 1,002,542
Cerberus Loan Funding XLV
LLC
2024-1A, B 6.30% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 4/15/36
◊,c
1,000,000 1,002,511
Golub Capital Partners CLO
46M Ltd.
2019-46A, BR 6.18% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 4/20/37
◊,c
1,000,000 1,002,107
Owl Rock CLO VIII LLC
2022-8A, A2R 5.67% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 4/24/37
◊,c
1,000,000 1,001,670

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 55
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
Ares XXVII CLO Ltd.
2013-2A, CR3 5.71% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/28/34
◊,c
1,000,000 $ 1,001,573
Ares Direct Lending CLO 3 LLC
2024-3A, B 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/37
◊,c
1,000,000 1,000,964
Golub Capital Partners CLO
31M Ltd.
2016-31A, BRR 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 11/5/37
◊,c
1,000,000 1,000,959
CIFC Funding Ltd.
2015-4A, BR3 due 1/17/39
◊,c
1,000,000 1,000,000
Acrec LLC
2025-FL3, B 5.68% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 8/18/42
◊,c
1,000,000 990,412
ACRE Commercial Mortgage
Ltd.
2021-FL4, D 6.95% (1 Month
Term SOFR + 3.21%, Rate
Floor: 2.60%) due 12/18/37
◊,c
773,000 753,675
Wellfleet CLO Ltd.
2022-2A, BR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/18/37
◊,c
750,000 752,217
BSPDF Issuer LLC
2025-FL2, AS 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 12/15/42
◊,c
750,000 751,833
Ares Direct Lending CLO 1 LLC
2024-1A, B 6.06% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 4/25/36
◊,c
750,000 751,394
Dryden 37 Senior Loan Fund
2015-37A, BR 5.57% (3 Month
Term SOFR + 1.66%, Rate
Floor: 1.40%) due 1/15/31
◊,c
367,868 368,420
2015-37A, CR 7.42% (3 Month
Term SOFR + 3.51%, Rate
Floor: 3.25%) due 1/15/31
◊,c
333,333 334,576
2015-37A, SUB, due 1/15/31
c,n
298,799 700
Sound Point CLO XXIV
2019-3A, B1R 5.82% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.96%) due 10/25/34
◊,c
500,000 500,183
Golub Capital Partners CLO
16M-R3
2013-16A, A2R3 5.61% (3
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/9/39
◊,c
400,000 400,601
BXMT Ltd.
2020-FL2, A 5.00% (1 Month
Term SOFR + 1.26%, Rate
Floor: 1.26%) due 2/15/38
◊,c
347,244 345,508
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.8% (continued)
Copper River CLO Ltd.
2007-1A INC, , 2007-1A INC
due 1/20/21
m,n
700,000 $ 70
Babson CLO Ltd.
2014-IA, SUB, due 7/20/25
◊,c,n
650,000 65
Total Collateralized Loan Obligations 218,321,309
FINANCIAL - 1.9%
Station Place Securitization
Trust
2025-SP2, A1 4.88% (1 Month
Term SOFR + 1.15%, Rate
Floor: 1.15%) due 9/25/26
◊,a,c
7,800,000 7,800,000
2025-SP1, A1 5.16% (1 Month
Term SOFR + 1.30%, Rate
Floor: 0.00%) due 7/2/26
◊,a,c
4,500,000 4,500,000
2024-SP2, A1 5.46% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/12/26
◊,a,c
3,800,000 3,800,000
Ceamer Finance LLC
6.17% due 12/15/40
a
2,050,000 2,050,000
6.79% due 11/15/39
a
1,972,659 2,033,771
6.92% due 11/15/37
a
1,401,316 1,456,834
KKR Core Holding Co. LLC
4.00% due 8/12/31
a
4,356,857 4,074,777
HV Eight LLC
5.52% due 11/15/37
a
EUR 3,122,960 3,659,530
Lightning A
5.50% due 3/1/37
a
3,400,000 3,221,878
Thunderbird A
5.50% due 3/1/37
a
3,400,000 3,221,878
LVNV Funding LLC
7.80% due 11/5/28
a
2,900,000 3,043,923
Strategic Partners Fund VIII, LP
6.32% due 3/31/28
a
2,075,789 2,074,608
6.33% due 3/31/28
a
592,716 592,685
HV Structured Solutions IV
6.22% due 9/15/30
a
2,468,401 2,451,264
Metis Issuer, LLC
6.89% due 5/15/55
a
2,400,000 2,435,317
AHG Funding
7.27% due 12/31/44
a
1,984,917 2,038,516
AQUILA FDG
7.40% due 9/30/45
a
1,300,000 1,348,433
Project Onyx II
6.27% due 6/15/30
a
1,124,722 1,124,601
Bib Merchant Voucher
Receivables Ltd.
4.18% due 4/7/28
a
416,888 413,546

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
56 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
FINANCIAL - 1.9% (continued)
Nassau LLC
2019-1, 3.98% due 8/15/34
m
297,807 $ 267,884
Total Financial 51,609,445
WHOLE BUSINESS - 1.7%
SERVPRO Master Issuer LLC
2025-1A, A2 5.53% due
10/25/55
c
4,950,000 4,926,325
2021-1A, A2 2.39% due
4/25/51
c
4,154,250 3,928,178
2024-1A, A2 6.17% due
1/25/54
c
1,375,500 1,419,801
Subway Funding LLC
2024-3A, A23 5.91% due
7/30/54
c
2,722,500 2,699,304
2024-1A, A23 6.51% due
7/30/54
c
2,029,500 2,097,407
2024-1A, A2II 6.27% due
7/30/54
c
1,584,000 1,617,316
2024-1A, A2I 6.03% due
7/30/54
c
792,000 802,885
Arbys Funding LLC
2020-1A, A2 3.24% due
7/30/50
c
6,395,625 6,229,195
Sonic Capital LLC
2020-1A, A2I 3.85% due
1/20/50
c
2,153,667 2,131,373
2021-1A, A2I 2.19% due
8/20/51
c
2,197,463 2,046,031
2020-1A, A2II 4.34% due
1/20/50
c
946,667 914,846
Domino's Pizza Master Issuer
LLC
2017-1A, A23 4.12% due
7/25/47
c
5,076,000 5,046,884
ServiceMaster Funding LLC
2020-1, A2I 2.84% due 1/30/51
c
3,751,839 3,569,351
Wingstop Funding LLC
2024-1A, A2 5.86% due
12/5/54
c
1,500,000 1,541,234
2020-1A, A2 2.84% due
12/5/50
c
1,231,250 1,192,896
2022-1A, A2 3.73% due 3/5/52
c
248,125 240,443
Five Guys Holdings, Inc.
2023-1A, A2 7.55% due
1/26/54
c
2,029,500 2,087,301
Taco Bell Funding LLC
2025-1A, A2II 5.05% due
8/25/55
c
950,000 946,404
2025-1A, A2I 4.82% due
8/25/55
c
950,000 944,672
Wendy's Funding LLC
2025-1A, A2I 5.42% due
12/15/55
c
1,700,000 1,694,974
DB Master Finance LLC
2025-1A, A2II 5.17% due
8/20/55
c
1,200,000 1,201,254
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
WHOLE BUSINESS - 1.7% (continued)
Planet Fitness Master Issuer
LLC
2024-1A, A2II 6.24% due
6/5/54
c
987,500 $ 1,022,675
Total Whole Business 48,300,749
INFRASTRUCTURE - 1.7%
Stack Infrastructure Issuer LLC
2023-3A, A2 5.90% due
10/25/48
c
3,000,000 3,025,531
2025-1A, A2 5.00% due
5/25/50
c
2,900,000 2,865,144
2024-1A, A2 5.90% due
3/25/49
c
1,250,000 1,265,527
2023-1A, A2 5.90% due
3/25/48
c
1,000,000 1,002,375
Switch ABS Issuer LLC
2024-2A, A2 5.44% due
6/25/54
c
4,000,000 4,011,680
2025-1A, A2 5.04% due
3/25/55
c
3,050,000 2,998,155
2024-1A, A2 6.28% due
3/25/54
c
800,000 807,936
VB-S1 Issuer LLC - VBTEL
2022-1A, D 4.29% due 2/15/52
c
2,500,000 2,463,777
2024-1A, C2 5.59% due
5/15/54
c
2,350,000 2,368,816
2024-1A, D 6.64% due 5/15/54
c
1,250,000 1,271,032
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
c
5,700,000 5,738,755
Hotwire Funding LLC
2024-1A, A2 5.89% due
6/20/54
c
1,950,000 1,983,211
2021-1, A2 2.31% due 11/20/51
c
2,000,000 1,958,857
2023-1A, A2 5.69% due
5/20/53
c
1,005,000 1,014,292
2024-1A, B 6.67% due 6/20/54
c
700,000 715,706
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
c
4,850,000 4,793,526
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
c
3,350,000 3,289,989
SBA Tower Trust
1.84% due 4/15/27
c
3,000,000 2,906,242
ALLO Issuer LLC
2025-1A, A2 5.53% due
4/20/55
c
2,000,000 2,022,837
Vantage Data Centers Issuer
LLC
2024-1A, A2 5.10% due
9/15/54
c
1,100,000 1,092,462
Blue Stream Issuer LLC
2024-1A, A2 5.41% due
11/20/54
c
1,000,000 1,012,764
Total Infrastructure 48,608,614

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 57
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
TRANSPORT-AIRCRAFT - 1.7%
AASET Trust
2025-3A, A 5.24% due 2/16/50
c
3,982,048 $ 3,987,099
2024-1A, A1 6.26% due
5/16/49
c
2,704,939 2,777,336
2021-2A, A 2.80% due 1/15/47
c
2,594,272 2,460,860
2021-1A, A 2.95% due 11/16/41
c
1,947,833 1,875,256
2025-1A, A 5.94% due 2/16/50
c
984,681 1,003,508
2020-1A, A 3.35% due 1/16/40
c
320,476 318,233
Slam Ltd.
2024-1A, A 5.34% due 9/15/49
c
3,219,006 3,259,999
2021-1A, A 2.43% due 6/15/46
c
2,365,110 2,257,457
2025-1A, A 5.81% due 5/15/50
c
2,074,780 2,126,308
Castlelake Aircraft Structured
Trust
2025-3A, A 5.09% due 11/15/50
c
4,122,600 4,133,968
2025-1A, A 5.78% due 2/15/50
c
1,729,082 1,756,930
2021-1A, A 3.47% due 1/15/46
c
359,587 356,538
Navigator Aviation Ltd.
2024-1, A 5.40% due 8/15/49
c
3,392,857 3,406,435
2025-1, A 5.11% due 10/15/50
c
891,010 882,197
AASET Ltd.
2024-2A, A 5.93% due 9/16/49
c
3,646,797 3,697,881
Navigator Aircraft ABS Ltd.
2021-1, A 2.77% due 11/15/46
c
3,579,790 3,419,140
Lunar Structured Aircraft
Portfolio Notes
2021-1, A 2.64% due 10/15/46
c
2,455,805 2,342,858
Gilead Aviation LLC
2025-1A, A 5.79% due 3/15/50
c
2,262,407 2,295,459
ALTDE Trust
2025-1A, A 5.90% due 8/15/50
c
2,033,219 2,077,966
Sprite Ltd.
2021-1, A 3.75% due 11/15/46
c
688,507 673,493
MACH 1 Cayman Ltd.
2019-1, A 3.47% due 10/15/39
c
595,178 590,024
WAVE LLC
2019-1, A 3.60% due 9/15/44
c
443,933 435,982
Falcon Aerospace Ltd.
3.60% due 9/15/39
c
306,149 304,621
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
c
185,004 183,154
Total Transport-Aircraft 46,622,702
NET LEASE - 1.0%
CF Hippolyta Issuer LLC
2022-1A, A2 6.11% due
8/15/62
c
2,655,402 2,577,625
2020-1, B2 2.60% due 7/15/60
c
2,479,789 1,576,813
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
NET LEASE - 1.0% (continued)
2020-1, B1 2.28% due 7/15/60
c
674,589 $ 420,590
CARS-DB4, LP
2020-1A, A6 3.81% due
2/15/50
c
2,198,906 2,083,749
2020-1A, A5 3.48% due
2/15/50
c
1,221,615 1,199,419
SVC ABS LLC
2023-1A, A 5.15% due 2/20/53
c
3,203,958 3,166,118
CMFT Net Lease Master Issuer
LLC
2021-1, A6 3.44% due 7/20/51
c
3,570,000 3,053,681
Store Master Funding I-VII
2016-1A, A1 3.96% due
10/20/46
c
2,345,900 2,328,259
Oak Street Investment Grade
Net Lease Fund
2020-1A, A3 2.26% due
11/20/50
c
2,476,042 1,920,523
Store Master Funding I-VII XIV
XIX XX
2021-1A, A2 2.96% due
6/20/51
c
1,955,000 1,655,564
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, A2 5.70% due
5/20/54
c
932,167 954,840
2024-1A, A1 5.69% due
5/20/54
c
495,833 502,298
CARS-DB4 LP
2020-1A, B3 4.95% due
2/15/50
c
1,500,000 1,373,802
AFN ABSPROP001 LLC
2021-1A, A1 2.21% due
5/20/51
c
1,399,174 1,293,657
Tenet Equity Funding LLC
2024-1A, A1 5.49% due
10/20/54
c
997,169 1,009,213
CARS-DB5, LP
2021-1A, A4 2.76% due
8/15/51
c
985,208 839,506
Capital Automotive REIT
2024-3A, A2 4.55% due
10/15/54
c
689,063 659,345
Total Net Lease 26,615,002
SINGLE FAMILY RESIDENCE - 0.6%
Tricon Residential Trust
2025-SFR1, B 5.10% (1 Month
Term SOFR + 1.35%, Rate
Floor: 1.35%) due 3/17/42
◊,c
3,050,000 3,052,160
2021-SFR1, C 2.34% due
7/17/38
c
2,850,000 2,812,910
2023-SFR1, C 5.10% due
7/17/40
c
2,722,000 2,724,481
2023-SFR2, B 5.00% due
12/17/40
c
2,550,000 2,547,599
2024-SFR2, B 5.70% due
6/17/40
c
1,500,000 1,522,561

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
58 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
SINGLE FAMILY RESIDENCE - 0.6% (continued)
2024-SFR1, B 4.75% due
4/17/41
c
1,000,000 $ 997,382
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,c
2,000,000 2,005,701
2025-SFR6, B 5.40% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 8/17/42
◊,c
1,000,000 1,000,624
Home Partners of America Trust
2021-3, C 2.80% due 1/17/41
c
898,494 848,048
2021-2, C 2.40% due 12/17/26
c
479,748 468,554
Total Single Family Residence 17,980,020
INSURANCE - 0.5%
Dogwood State Bank
6.45% due 6/24/32
a
8,817,058 8,877,699
Obra Longevity
8.48% due 6/30/39
a
5,100,000 5,413,273
CHEST
7.13% due 3/23/43
a
900,000 940,753
Total Insurance 15,231,725
TRANSPORT-CONTAINER - 0.4%
Textainer Marine Containers
VII Ltd.
2020-1A, A 2.73% due 8/21/45
c
1,842,993 1,785,801
2021-3A, A 1.94% due 8/20/46
c
1,320,000 1,183,468
2021-2A, A 2.23% due 4/20/46
c
1,234,533 1,169,257
TIF Funding III LLC
2024-1A, A 5.48% due 4/20/49
c
2,389,063 2,398,046
MC Ltd.
2021-1, A 2.63% due 11/5/35
c
2,351,943 2,234,361
CLI Funding VI LLC
2020-1A, A 2.08% due 9/18/45
c
798,937 753,957
TIF Funding II LLC
2021-1A, A 1.65% due 2/20/46
c
571,979 524,220
Total Transport-Container 10,049,110
UNSECURED CONSUMER LOANS - 0.4%
Regional Management Issuance
Trust
2025-1, B 5.53% due 4/17/34
c
3,550,000 3,590,609
Service Experts Issuer LLC
2024-1A, A 6.39% due 11/20/35
c
1,350,746 1,384,169
2025-1A, A 5.38% due 1/20/37
c
1,208,218 1,208,012
GreenSky Home Improvement
Issuer Trust
2025-1A, B 5.39% due 3/25/60
c
2,350,000 2,383,650
Foundation Finance Trust
2024-1A, B 5.95% due
12/15/49
c
1,743,864 1,790,283
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.1% (continued)
UNSECURED CONSUMER LOANS - 0.4% (continued)
Stream Innovations Issuer Trust
2024-2A, A 5.21% due 2/15/45
c
705,608 $ 713,620
Total Unsecured Consumer Loans 11,070,343
COLLATERALIZED DEBT OBLIGATIONS - 0.3%
Anchorage Credit Funding 4 Ltd.
2016-4A, AR 2.72% due
4/27/39
c
7,250,000 6,897,345
Anchorage Credit Funding 3 Ltd.
2016-3A, A1R 2.87% due
1/28/39
c
1,100,000 1,070,659
Anchorage Credit Funding 13
Ltd.
2021-13A, A2 2.80% due
7/27/39
c
1,000,000 967,053
Total Collateralized Debt Obligations 8,935,057
AUTOMOTIVE - 0.1%
Avis Budget Rental Car Funding
AESOP LLC
2023-8A, B 6.66% due 2/20/30
c
1,800,000 1,901,342
2024-1A, B 5.85% due 6/20/30
c
1,300,000 1,346,405
Total Automotive 3,247,747
Total Asset-Backed Securities
(Cost $507,450,729) 506,591,823
REPURCHASE AGREEMENTS
o
- 2.0%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 31,717,749 31,717,749
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 23,259,682 23,259,682
Total Repurchase Agreements
(Cost $54,977,431) 54,977,431
SENIOR FLOATING RATE INTERESTS - 1.8%
CONSUMER, CYCLICAL - 0.9%
UFC Holdings LLC
5.87% (3 Month Term SOFR +
2.00%) due 11/21/31
◊
5,845,625 5,869,124
As Mileage Plan IP, Ltd.
5.63% (3 Month Term SOFR +
1.75%) due 10/15/31
◊
5,197,500 5,219,174
Wyndham Hotels & Resorts, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 5/24/30
◊
4,925,000 4,933,570
Flutter Entertainment plc
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 6/4/32
◊
3,830,750 3,830,750
DK Crown Holdings, Inc.
5.53% (1 Month Term SOFR +
1.75%) due 3/4/32
◊
3,275,250 3,274,660

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 59
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 1.8% (continued)
CONSUMER, CYCLICAL - 0.9% (continued)
Allison Transmission, Inc.
due 11/5/32
h
3,050,000 $ 3,062,718
Total Consumer, Cyclical 26,189,996
FINANCIAL - 0.4%
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
5,175,268 5,200,523
Walker & Dunlop, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 3/14/32
◊,a
2,828,625 2,839,233
Eagle Point Holdings Borrower
LLC
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,a
1,150,000 1,150,000
7.50% (1 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,a
389,526 389,526
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,a
389,526 389,526
Cliffwater LLC
8.47% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 4/22/32
◊,a
1,588,000 1,583,197
Total Financial 11,552,005
UTILITIES - 0.2%
NRG Energy, Inc.
5.59% (3 Month Term SOFR +
1.75%) due 4/16/31
◊
4,987,120 4,998,740
CONSUMER, NON-CYCLICAL - 0.2%
Herc Holdings, Inc.
6.01% (1 Month Term SOFR +
2.00%) due 6/2/32
◊
2,500,000 2,508,850
Avantor Funding, Inc.
4.40% (1 Month EURIBOR +
2.50%) due 10/11/32
◊
EUR 1,400,000 1,646,686
Total Consumer, Non-cyclical 4,155,536
INDUSTRIAL - 0.1%
Herc Holdings, Inc.
5.52% (1 Month Term SOFR +
1.75%) due 6/2/32
◊
575,000 577,036
Standard Industries, Inc.
5.48% (1 Month Term SOFR +
1.75%, Rate Floor: 1.50%)
due 9/22/28
◊
458,565 460,078
Total Industrial 1,037,114
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 1.8% (continued)
TRANSPORTATION - 0.0%
Skymiles IP, Ltd.
5.38% (3 Month Term SOFR +
1.50%) due 10/20/28
◊
469,137 $ 472,421
ENERGY - 0.0%
Venture Global Calcasieu Pass
LLC
6.69% (1 Month Term SOFR +
2.88%, Rate Floor: 1.00%)
due 8/19/26
◊
294,362 293,995
Total Senior Floating Rate Interests
(Cost $48,512,464) 48,699,807
FEDERAL AGENCY BONDS - 1.0%
Tennessee Valley Authority
Principal Strips
due 6/15/38
f,g
9,400,000 5,206,519
due 1/15/48
f,g
12,156,000 3,772,457
due 1/15/38
f,g
4,000,000 2,267,756
due 9/15/39
f,g
4,100,000 2,114,554
due 6/15/35
f,g
1,583,000 1,027,665
due 12/15/42
f,g
1,600,000 667,811
Tennessee Valley Authority
5.25% due 2/1/55 4,200,000 4,174,372
4.25% due 9/15/52 3,150,000 2,691,706
4.25% due 9/15/65 2,450,000 2,014,544
5.38% due 4/1/56 600,000 606,600
Federal Farm Credit Bank
3.51% due 6/11/40 3,300,000 2,872,320
U.S. International Development
Finance Corp.
AA-1, due 1/17/26
f
800,000 919,636
Total Federal Agency Bonds
(Cost $35,011,112) 28,335,940
MUNICIPAL BONDS - 0.4%
TEXAS - 0.1%
Tarrant County Cultural
Education Facilities Finance
Corp.
Revenue Bonds
3.29% due 9/1/40 2,100,000 1,733,394
2.78% due 9/1/34 700,000 609,707
2.69% due 9/1/33 500,000 441,867
2.41% due 9/1/31 450,000 408,871
Total Texas 3,193,839

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
60 |
a
A
FACE
AMOUNT
~
VALUE
MUNICIPAL BONDS - 0.4% (continued)
OHIO - 0.1%
Ohio Housing Finance Agency
Revenue Bonds
4.70% due 9/1/54 1,245,000 $ 1,239,579
NEW YORK - 0.1%
New York City Housing
Development Corp.
Revenue Bonds
4.80% due 2/1/53 1,550,000 1,543,339
CALIFORNIA - 0.1%
California Statewide
Communities Development
Authority
Revenue Bonds
7.14% due 8/15/47 1,160,000 1,222,505
2.68% due 2/1/39 1,200,000 930,576
Total California 2,153,081
MICHIGAN - 0.0%
Michigan State Housing
Development Authority
Revenue Bonds
4.95% due 12/1/50 1,100,000 1,101,842
ILLINOIS - 0.0%
State of Illinois
General Obligation Unlimited
5.65% due 12/1/38 361,111 376,428
Total Municipal Bonds
(Cost $10,143,266) 9,608,108
FOREIGN GOVERNMENT DEBT - 0.3%
Panama Government
International Bond
4.50% due 1/19/63 2,600,000 1,936,224
4.50% due 4/16/50 1,450,000 1,118,095
Eagle Funding Luxco SARL
5.50% due 8/17/30
c
2,950,000 3,004,841
Israel Government International
Bond
5.63% due 2/19/35 1,250,000 1,304,458
5.38% due 2/19/30 750,000 775,739
Saudi Government International
Bond
5.63% due 1/13/35
c
1,100,000 1,166,027
Total Foreign Government Debt
(Cost $10,202,960) 9,305,384
a
A
FACE
AMOUNT
~
VALUE
U.S. TREASURY BILLS - 0.2%
U.S. Treasury Bills
3.64% due 1/15/26
p
6,000,000 $ 5,992,332
Total U.S. Treasury Bills
(Cost $5,991,462) 5,992,332
CONTRACTS/
NOTIONAL
VALUE a
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co.
LLC Foreign Exchange
USD/JPY Expiring April
2026 with strike price
of $ 140.00 (Notional
Value $10,354,000) USD 10,354,000 8,516
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring May 2026
with strike price of $ 123.50
(Notional Value $2,263,000) USD 2,263,000 5,931
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $1,016,000) USD 1,016,000 836
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $24,028,235) EUR 20,424,000 235
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $37,611,765) EUR 31,970,000 228
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $21,492,941) EUR 18,269,000 94
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $10,643,529) EUR 9,047,000 65
Total OTC Options Purchased
(Cost $970,380) 15,905

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 61
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 1,154 $ 396,687
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 1,615 282,625
Total Listed Options Purchased
(Cost $1,249,273) 679,312
OTC INTEREST RATE SWAPTIONS PURCHASED
q
- 0.0%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $20,304,000) USD 20,304,000 180,635
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $20,304,000) USD 20,304,000 178,641
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $20,304,000) USD 20,304,000 178,641
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $20,303,000) USD 20,303,000 178,632
Total OTC Interest Rate Swaptions Purchased
(Cost $795,501) 716,549
Total Investments - 112.1%
(Cost $3,172,781,638)
$ 3,135,698,764
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 1,615 (161,500)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 1,154 $ (209,162)
Total Interest Rate Options (370,662)
Total Listed Options Written
(Premium received $625,216) (370,662)
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $11,406,250) USD 11,406,250 (1,834)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $11,406,250) USD 11,406,250 (1,834)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $11,406,250) USD 11,406,250 (1,988)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.93% (Notional
Value $11,406,250) USD 11,406,250 (2,054)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.86% (Notional
Value $11,406,250) USD 11,406,250 (2,533)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $11,406,250) USD 11,406,250 (2,536)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.85% (Notional
Value $11,406,250) USD 11,406,250 (2,697)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $11,406,250) USD 11,406,250 (2,721)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
62 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.93% (Notional
Value $11,406,250) USD 11,406,250 $ (3,013)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $11,406,250) USD 11,406,250 (3,026)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $11,406,250) USD 11,406,250 (3,026)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $11,406,250) USD 11,406,250 (3,081)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $11,406,250) USD 11,406,250 (3,100)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 3.71% (Notional
Value $11,406,250) USD 11,406,250 (16,196)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $11,406,250) USD 11,406,250 (16,196)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.71% (Notional
Value $11,406,250) USD 11,406,250 (18,079)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $11,406,250) USD 11,406,250 (18,079)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $15,968,750) USD 15,968,750 (26,676)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $15,968,750) USD 15,968,750 (26,676)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $18,250,000) USD 18,250,000 $ (27,027)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 3.69% (Notional
Value $18,250,000) USD 18,250,000 (27,027)
Total Interest Rate Swaptions (209,399)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $11,406,250) USD 11,406,250 (1,388)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.85% (Notional
Value $11,406,250) USD 11,406,250 (1,396)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.86% (Notional
Value $11,406,250) USD 11,406,250 (1,456)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $15,968,750) USD 15,968,750 (21,234)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.64% (Notional
Value $15,968,750) USD 15,968,750 (21,234)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $18,250,000) USD 18,250,000 (26,755)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 2.69% (Notional
Value $18,250,000) USD 18,250,000 (26,755)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $20,304,000) USD 20,304,000 (62,236)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 63
See Sector Classification in Other Information section.
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $20,304,000) USD 20,304,000 $ (62,884)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
q
- (0.0)% (continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $40,607,000) USD 40,607,000 $ (124,468)
Total Interest Rate Swaptions (349,806)
Total OTC Interest Rate Swaptions Written
(Premium received $1,459,475) (559,205)
Other Assets & Liabilities, net - (12.1)% (338,244,000)
Total Net Assets - 100% $ 2,796,524,897
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Special Purpose Acquisition Company (SPAC).
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $952,846,139 (cost $964,527,012), or 34.1% of total net assets.
d
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
e
Rate indicated is the 7-day yield as of December 31, 2025.
f
Zero coupon rate security.
g
Security is a principal-only strip.
h
Security is unsettled at period end and may not have a stated effective rate.
i
Security is an interest-only strip.
j
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
k
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
l
Perpetual maturity.
m
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $958,270
(cost $435,161), or 0.0% of total net assets - See Note 5 .
n
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
o
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
p
Rate indicated in the effective yield at the time of purchase.
q
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
BofA — Bank of America
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
64 |
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
BofA Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 50,400,000
$ (1,155,244) $ (1,097,921) $ (57,323)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 2,320,000
$ (358,876) $ (276,471) $ (82,405)
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
2,320,000
(223,098) (116,080) (107,018)
$ (581,974) $ (392,551) $ (189,423)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 4.06% Annually 01/06/28 $ 130,000,000 $ 1,511,157 $ 533,899 $ 977,258
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.90% Annually 12/04/27 88,800,000 967,389 334 967,055
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.32% Annually 07/02/27 32,600,000 477,496 115 477,381
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.98% Annually 02/06/27 70,000,000 204,383 173 204,210
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.39% Annually 08/02/29 43,670,000 (10,287) 293 (10,580)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 52,065,000 (118,391) (39,176) (79,215)
$ 3,031,747 $ 495,638 $ 2,536,109
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Nomura Global Financial Products,
Inc. EUR Sell 7,020,000 8,265,102 USD 1/15/26 $ 10,139
Morgan Stanley Capital Services LLC EUR Buy 237,000 278,853 USD 1/15/26 (160)
Barclays Bank plc EUR Buy 376,000 442,636 USD 1/20/26 (386)
Morgan Stanley Capital Services LLC EUR Sell 376,000 439,687 USD 1/20/26 (2,563)
$ 7,030

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 65
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
$ 20,304,000
$ 180,635
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
178,641
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,304,000
178,641
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
20,303,000
178,632
$ 716,549
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% $ 11,406,250 $ (1,388)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% 11,406,250 (1,396)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% 11,406,250 (1,456)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 15,968,750 (21,234)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 15,968,750 (21,234)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 18,250,000 (26,755)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 18,250,000 (26,755)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 20,303,000 (62,232)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (62,236)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 20,304,000 (62,236)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
66 |
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% $ 20,304,000 $ (62,884)
$ (349,806)
Put
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 11,406,250 (1,834)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% 11,406,250 (1,834)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 11,406,250 (1,988)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 11,406,250 (2,054)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 11,406,250 (2,533)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 11,406,250 (2,536)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% 11,406,250 (2,697)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 11,406,250 (2,721)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 11,406,250 (3,013)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 11,406,250 (3,026)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 11,406,250 (3,026)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 11,406,250 (3,081)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 11,406,250 (3,100)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 11,406,250 (16,196)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 11,406,250 (16,196)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 67
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% $ 11,406,250 $ (18,079)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 11,406,250 (18,079)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 15,968,750 (26,676)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% 15,968,750 (26,676)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 18,250,000 (27,027)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 18,250,000 (27,027)
$ (209,399)
a
Includes cumulative appreciation (depreciation).
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ — $ 19,917 $ 62 $ 19,979
Preferred Stocks 1,348,625 44,356,391 —
a
45,705,016
Money Market Funds 26,235,461 — — 26,235,461
Warrants 32 — 26 58
Collateralized Mortgage Obligations — 1,066,906,645 5,033,907 1,071,940,552
U.S. Government Securities — 728,765,111 — 728,765,111
Corporate Bonds — 509,970,105 88,139,891 598,109,996
Asset-Backed Securities — 440,018,537 66,573,286 506,591,823
Repurchase Agreements — 54,977,431 — 54,977,431
Senior Floating Rate Interests — 42,348,325 6,351,482 48,699,807
Federal Agency Bonds — 28,335,940 — 28,335,940
Municipal Bonds — 9,608,108 — 9,608,108
Foreign Government Debt — 9,305,384 — 9,305,384
U.S. Treasury Bills — 5,992,332 — 5,992,332
Interest Rate Swap Agreements
b
— 2,625,904 — 2,625,904
Interest Rate Swaptions Purchased — 716,549 — 716,549
Options Purchased — 695,217 — 695,217
Forward Foreign Currency Exchange Contracts
b
— 10,139 — 10,139

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
68 |
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded loan commitments ( Note 4 )
b
$ — $ — $ 13,883 $ 13,883
Total Assets $ 27,584,118 $ 2,944,652,035 $ 166,112,537 $ 3,138,348,690
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
b
$ — $ 3,109 $ — $ 3,109
Interest Rate Swap Agreements
b
— 89,795 — 89,795
Credit Default Swap Agreements
b
— 246,746 — 246,746
Options Written — 370,662 — 370,662
Interest Rate Swaptions Written — 559,205 — 559,205
Total Liabilities $ — $ 1,269,517 $ — $ 1,269,517
a
Includes securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 33,506,531
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 16,100,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 14,916,755 Yield Analysis Yield 4.6%-6.9% 6.3%
Asset-Backed Securities 2,050,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 3,872,658
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 1,161,249 Model Price Purchase Price — —
Common Stocks 62 Model Price Liquidation Value — —
Corporate Bonds 64,111,942
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 20,900,907 Third Party Pricing Broker Quote — —
Corporate Bonds 2,287,298 Yield Analysis Yield 5.5% —
Corporate Bonds 839,744 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 3,512,249 Model Price Purchase Price 8.1% —
Senior Floating Rate Interests 2,839,233 Third Party Pricing Broker Quote 5.8% —
Unfunded loan commitments 13,883 Model Price Purchase Price — —
Warrants 26 Model Price Liquidation Value — —
Total Assets $ 166,112,537
a
Inputs are weighted by the fair value of the i nstruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 69
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of
$5,010,411 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$1,398,550 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:
Assets
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests Warrants
Common
Stocks
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets
Beginning Balance
$ 71,825,094 $ 73,081,978 $ 5,965,837 $ 26 $ 62 $ 3,873,113 $ — $ 154,746,110
Purchases/(Receipts) 3,192,708 17,464,977 389,526 — — — 12,000 21,059,211
(Sales, maturities and
paydowns)/Fundings (5,575,481) (2,640,866) (17,873) — — (7,592) — (8,241,812)
Amortization of
premiums/discounts (8,846) — — — — (5,768) — (14,614)
Total realized gains
(losses) included in
earnings (5,491,794) (650,980) 28 — — — — (6,142,746)
Total change in
unrealized appreciation
(depreciation) included
in earnings 180,341 885,434 13,963 — — 12,904 1,883 1,094,525
Transfers into Level 3 2,451,264 1,397,898 — — — 1,161,249 — 5,010,411
Transfers out of Level 3 — (1,398,550) — — — — — (1,398,550)
Ending Balance $ 66,573,286 $ 88,139,891 $ 6,351,481 $ 26 $ 62 $ 5,033,906 $ 13,883 $ 166,112,535
Net change in
unrealized appreciation
(depreciation) for
investments in Level 3
securities still held at
December 31, 2025 $ 160,699 $ 336,860 $ 13,963 $ — $ — $ 12,904 $ 1,883 $ 526,309

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
70 |
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1 A1 5.72% due 5/25/2040 6.72% 11/01/27
Angel Oak Mortgage Trust 2024-3 A1 4.80% due 11/26/2068 5.80% 02/01/28
Angel Oak Mortgage Trust 2024-4 A1 6.20% due 1/25/2069 7.20% 03/01/28
Angel Oak Mortgage Trust 2024-4 A2 6.40% due 1/25/2069 7.40% 03/01/28
Angel Oak Mortgage Trust 2024-4 A3 6.50% due 1/25/2069 7.50% 03/01/28
Angel Oak Mortgage Trust 2023-1 A3 4.75% due 9/26/2067 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-2 A3 6.25% due 1/25/2069 7.25% 01/01/28
Angel Oak Mortgage Trust 2025-12 A3 5.34% due 12/25/2070 6.34% 11/01/29
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
ATLX Trust 2024-RPL2 A1 3.85% due 4/25/2063 4.85% 10/01/28
BRAVO Residential Funding Trust 2024-NQM3 A2 6.39% due 3/25/2064 7.39% 03/01/28
BRAVO Residential Funding Trust 2025-CES1 A1A 5.70% due 2/25/2055 6.70% 03/01/29
BRAVO Residential Funding Trust 2023-NQM8 A3 7.10% due 10/25/2063 8.10% 11/01/27
BRAVO Residential Funding Trust 2025-NQM2 A2 5.83% due 11/25/2064 6.83% 02/01/29
BRAVO Residential Funding Trust 2024-CES1 A1A 6.38% due 4/25/2054 7.38% 04/01/28
BRAVO Residential Funding Trust 2023-NQM2 A3 4.50% due 5/25/2062 5.50% 02/01/27
CAFL Issuer, LP 2025-RRTL2 A1 5.18% due 11/28/2040 6.03% 06/28/28
COLT Mortgage Loan Trust 2025-3 A2 5.56% due 3/25/2070 6.56% 02/01/29
COLT Mortgage Loan Trust 2023-4 A3 7.62% due 10/25/2068 8.62% 10/01/27
COLT Mortgage Loan Trust 2024-2 A1 6.13% due 4/25/2069 7.13% 03/01/28
COLT Mortgage Loan Trust 2024-2 A2 6.33% due 4/25/2069 7.33% 03/01/28
COLT Mortgage Loan Trust 2024-2 A3 6.43% due 4/25/2069 7.43% 03/01/28
COLT Mortgage Loan Trust 2023-3 A1 7.18% due 9/25/2068 8.18% 09/01/27
COLT Mortgage Loan Trust 2023-3 A3 7.58% due 9/25/2068 8.58% 09/01/27
COLT Mortgage Loan Trust 2024-1 A3 6.14% due 2/25/2069 7.14% 01/01/28
Cross Mortgage Trust 2025-H2 A3 5.66% due 3/25/2070 6.66% 02/01/29
Cross Mortgage Trust 2025-H1 A2 5.89% due 2/25/2070 6.89% 01/01/29
Cross Mortgage Trust 2025-H1 A3 5.99% due 2/25/2070 6.99% 01/01/29
EFMT 2025-CES1 A1A 5.73% due 1/25/2060 6.73% 02/01/29
EFMT 2024-CES1 A1 5.52% due 1/26/2060 6.52% 12/01/28
GCAT Trust 2025-NQM2 A1 5.60% due 4/25/2070 7.36% 05/01/28
GCAT Trust 2025-NQM4 A2 5.73% due 6/25/2070 6.73% 07/01/29
GCAT Trust 2023-NQM3 A3 7.34% due 8/25/2068 8.34% 09/01/27
GCAT Trust 2024-NQM2 A1 6.09% due 6/25/2059 7.36% 05/01/28
GCAT Trust 2024-NQM2 A3 6.54% due 6/25/2059 7.71% 05/01/28
GCAT Trust 2023-NQM3 A1 6.89% due 8/25/2068 7.89% 09/01/27
JP Morgan Mortgage Trust 2024-NQM1 A2 5.85% due 2/25/2064 6.85% 12/01/28
LHOME Mortgage Trust 2024-RTL5 A1 5.32% due 9/25/2039 6.32% 03/25/27
LHOME Mortgage Trust 2025-RTL3 A1 5.24% due 8/25/2040 6.24% 02/25/28
Mill City Securities Ltd. 2024-RS1 A1 3.00% due 11/1/2069 6.00% 10/01/27
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3 A2 5.35% due 7/25/2069 6.35% 09/01/28
OBX Trust 2024-NQM5 A1 5.99% due 1/25/2064 6.99% 03/01/28
OBX Trust 2024-NQM3 A3 6.43% due 12/25/2063 7.43% 02/01/28
OBX Trust 2024-NQM8 A3 6.59% due 5/25/2064 7.59% 05/01/28
OBX Trust 2024-NQM2 A3 6.18% due 12/25/2063 7.18% 01/01/28
OBX Trust 2024-NQM5 A2 6.29% due 1/25/2064 7.29% 03/01/28
OBX Trust 2025-NQM13 A3 5.82% due 5/25/2065 6.82% 07/01/29
OBX Trust 2024-NQM7 A1 6.24% due 3/25/2064 7.24% 04/01/28
OBX Trust 2024-NQM6 A3 6.85% due 2/25/2064 7.85% 01/01/28
OBX Trust 2024-NQM8 A1 6.23% due 5/25/2064 7.23% 05/01/28
OBX Trust 2024-NQM3 A2 6.33% due 12/25/2063 7.33% 02/01/28
OBX Trust 2024-NQM3 A1 6.13% due 12/25/2063 7.13% 02/01/28
OBX Trust 2024-NQM6 A2 6.70% due 2/25/2064 7.70% 04/01/28
OBX Trust 2024-NQM15 A2 5.57% due 10/25/2064 6.57% 10/01/28
OBX Trust 2024-NQM7 A2 6.45% due 3/25/2064 7.45% 04/01/28

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
| 71
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
OBX Trust 2024-NQM7 A3 6.60% due 3/25/2064 7.60% 04/01/28
OBX Trust 2024-NQM6 A1 6.45% due 2/25/2064 7.45% 04/01/28
OBX Trust 2025-NQM2 A3 5.95% due 11/25/2064 6.95% 01/01/29
OBX Trust 2025-NQM13 A2 5.61% due 5/25/2065 6.61% 07/01/29
OBX Trust 2025-NQM1 A3 5.85% due 12/25/2064 6.85% 12/01/28
OBX Trust 2023-NQM9 A3 7.66% due 10/25/2063 8.66% 10/01/27
OBX Trust 2024-NQM5 A3 6.39% due 1/25/2064 7.39% 03/01/28
OBX Trust 2025-R1 A3 5.19% due 9/25/2062 6.19% 11/01/29
OBX Trust 2024-NQM4 A2 6.22% due 1/25/2064 7.22% 02/01/28
PRKCM Trust 2025-AFC1 A2 5.25% due 10/25/2060 6.25% 09/01/29
PRPM LLC 2023-RCF1 A1 4.00% due 6/25/2053 5.00% 06/25/27
PRPM LLC 2024-RPL2 A1 3.50% due 5/25/2054 4.50% 05/25/28
PRPM LLC 2025-RPL3 A2 3.25% due 4/25/2055 4.25% 04/01/28
RCKT Mortgage Trust 2025-CES7 A1B 5.48% due 7/25/2055 6.48% 07/01/29
RCKT Mortgage Trust 2024-CES4 A1A 6.15% due 6/25/2044 7.15% 05/01/28
RCKT Mortgage Trust 2025-CES1 A1A 5.65% due 1/25/2045 6.65% 01/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A1 5.32% due 10/25/2040 6.32% 03/01/28
Towd Point Mortgage Trust 2025-CES4 A2 5.46% due 10/25/2065 6.46% 10/01/29
Verus Securitization Trust 2023-2 A3 6.85% due 3/25/2068 7.85% 03/01/27
Verus Securitization Trust 2023-7 A3 7.42% due 10/25/2068 8.42% 10/01/27
Verus Securitization Trust 2024-1 A3 6.12% due 1/25/2069 7.12% 01/01/28
Verus Securitization Trust 2024-9 A3 5.89% due 11/25/2069 6.89% 12/01/28
Verus Securitization Trust 2025-1 A3 5.98% due 1/25/2070 6.98% 01/01/29
Verus Securitization Trust 2025-2 A2 5.51% due 3/25/2070 6.51% 03/01/29
Vista Point Securitization Trust 2024-CES3 A1 5.68% due 1/25/2055 6.68% 12/01/28
Vista Point Securitization Trust 2025-CES1 A1 5.81% due 4/25/2055 6.81% 03/01/29
Vista Point Securitization Trust 2024-CES2 A1 5.25% due 10/25/2054 6.25% 09/01/28

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
CORE BOND FUND
December 31, 2025
72 |
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 31,717,749 $ 31,724,463 U.S. Treasury Note 3.88%
- 4.25% Due 12/31/32
- 11/15/34 $ 4,717,400 $ 4,736,026
U.S. Treasury Inflation
Indexed Bond 1.13% Due
10/15/30 6,572,700 6,541,936
U.S. Treasury Strips 0.00%
Due 02/15/26 - 08/15/54 52,991,078 21,074,142
31,717,749 64,281,178 32,352,104
JP Morgan Securities LLC 3.82%
Due 1/2/2026
23,259,682 23,264,618 U.S. Treasury Note 0.50%
Due 05/31/27 24,727,000 23,730,003
— — —

| 73
SCHEDULE OF INVESTMENTS (Unaudited)
FLOATING RATE STRATEGIES FUND
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 1.2%
INDUSTRIAL - 0.5%
API Heat Transfer
Intermediate *
,a
2,105 $ 2,744,747
BP Holdco LLC *
,a,b
244,278 199,683
YAK BLOCKER 2 LLC
a
15,530 13,291
YAK BLOCKER 2 LLC
a
14,354 12,284
Targus, Inc. *
,a
25,546 227
Vector Phoenix Holdings,
LP *
,a
244,278 24
Total Industrial 2,970,256
FINANCIAL - 0.3%
Fusion Buyer LLC *
46,340 1,575,560
HEALTH CARE - 0.1%
Mallinckrodt Pharmaceuticals
plc
a
5,190 529,058
CONSUMER, NON-CYCLICAL - 0.1%
WW International, Inc. *
25,462 743,872
COMMUNICATIONS - 0.1%
LuxCo 3 SARL
11,188 197,021
Xplore, Inc. *
114,139 173,238
Total Communications 370,259
CONSUMER, CYCLICAL - 0.1%
Asphalt Atd Holdco LLC *
,a
373,317 664,504
SHO EQUITY
a
178 140,024
Total Consumer, Cyclical 804,528
ENERGY - 0.0%
Permian Production Partners
LLC *
,a
401,481 40
Total Common Stocks
(Cost $11,976,274) 6,993,573
PREFERRED STOCKS - 0.0%
HEALTH CARE - 0.0%
Mallinckrodt Pharmaceuticals
plc
a
236,477,160 236
Total Preferred Stocks
(Cost $2) 236
RIGHTS - 0.0%
BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco
LLC
a
16,664 91
COMMUNICATIONS - 0.0%
Xplore, Inc.*
,a
8,701 1
Total Rights
(Cost $1) 92
a
A
A
SHARES VALUE
EXCHANGE-TRADED FUNDS
c
- 1.7%
SPDR Blackstone Senior Loan
ETF
243,601 $ 10,053,413
Total Exchange-Traded Funds
(Cost $10,087,307) 10,053,413
MONEY MARKET FUNDS
c
- 2.7%
Federated Hermes U.S.
Treasury Cash Reserves
Fund— Institutional Shares,
3.58%
d
16,270,497 16,270,497
Total Money Market Funds
(Cost $16,270,497) 16,270,497
A
FACE
AMOUNT
~
SENIOR FLOATING RATE INTERESTS - 84.3%
CONSUMER, CYCLICAL - 18.9%
Allwyn Entertainment Financing
US LLC
5.91% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 6/11/31
◊
6,347,157 6,072,135
1011778 BC ULC
5.47% (1 Month Term SOFR +
1.75%) due 9/20/30
◊
5,024,682 5,026,239
Flutter Entertainment plc
5.42% (3 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 11/30/30
◊
4,909,800 4,901,601
Recess Holdings, Inc.
7.62% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 2/20/30
◊
4,773,671 4,799,783
Peer Holding III BV
6.17% (3 Month Term SOFR +
2.50%) due 10/28/30
◊
3,704,025 3,717,915
6.17% (3 Month Term SOFR +
2.50%) due 7/1/31
◊
980,100 983,570
Cedar Fair, LP
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 5/1/31
◊
4,432,500 4,375,232
Entain Holdings Gibraltar, Ltd.
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 7/30/32
◊
2,619,613 2,597,058
5.92% (3 Month Term SOFR +
2.25%) due 10/31/29
◊
1,584,000 1,573,118
US Lbm
7.58% (1 Month Term SOFR +
3.75%, Rate Floor: 0.75%)
due 6/6/31
◊
4,198,399 3,931,171
Caesars Entertainment, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/31
◊
2,390,357 2,366,454

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
74 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
CONSUMER, CYCLICAL - 18.9% (continued)
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/30
◊
1,385,500 $ 1,373,030
Scientific Games Corp.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/4/29
◊
3,650,646 3,581,759
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
3,596,000 3,576,905
TRQ Sales LLC
6.94% (1 Month Term SOFR +
3.25%, Rate Floor: 0.00%)
due 8/13/32
◊
3,606,140 3,556,556
ABG Intermediate Holdings 2
LLC
5.97% (1 Month Term SOFR +
2.25%) due 2/11/32
◊
3,502,798 3,502,798
Upbound Group, Inc.
6.63% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 8/12/32
◊
3,473,825 3,491,194
Life Time, Inc.
5.78% (1 Month Term SOFR +
2.00%) due 11/5/31
◊
3,455,415 3,466,230
United Airlines, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 2/22/31
◊
3,314,530 3,324,905
International Entertainment Jjco
3, Ltd.
6.84% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/29/32
◊
2,867,813 2,839,134
Topgolf Callaway Brands
6.72% (1 Month Term SOFR +
3.00%) due 3/15/30
◊
2,692,800 2,698,401
Burlington Coat Factory
Warehouse Corp.
5.47% (1 Month Term SOFR +
1.75%) due 9/24/31
◊
2,679,648 2,681,872
Hunter Douglas, Inc.
6.67% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 2,577,534 2,587,199
Aramark Services, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 6/22/30
◊
2,554,387 2,559,752
Boots Group Bidco, Ltd.
7.21% (3 Month Term SOFR +
3.50%) due 8/30/32
◊
2,245,000 2,255,282
Bulldog Purchaser, Inc.
7.69% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 6/28/31
◊
2,205,698 2,217,189
Station Casinos LLC
5.72% (1 Month Term SOFR +
2.00%) due 3/14/31
◊
2,105,960 2,111,498
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
CONSUMER, CYCLICAL - 18.9% (continued)
Seaworld Parks &
Entertainment, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/4/31
◊
2,073,750 $ 2,057,326
Clarios Global, LP
6.22% (1 Month Term SOFR +
2.50%) due 5/6/30
◊
2,015,933 2,016,195
EG America LLC
5.94% (6 Month EURIBOR +
3.88%) due 2/7/28
◊
EUR 1,689,093 1,992,971
Sweetwater Borrower LLC
8.08% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 8/7/28
◊
1,764,560 1,773,382
Air Canada
5.72% (1 Month Term SOFR +
2.00%) due 3/21/31
◊
1,630,950 1,639,105
Alterra Mountain Co.
6.22% (1 Month Term SOFR +
2.50%) due 8/17/28
◊
1,632,157 1,636,238
Park River Holdings, Inc.
8.49% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/24/32
◊
1,585,000 1,592,592
Vista Management Holding, Inc.
7.74% (3 Month Term SOFR +
3.75%) due 3/26/31
◊
1,557,095 1,570,065
PCI Gaming Authority
5.72% (1 Month Term SOFR +
2.00%) due 7/18/31
◊
1,554,815 1,556,541
Live Nation Entertainment, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 10/19/32
◊
1,518,000 1,518,000
Hayward Industries, Inc.
6.33% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%),
Term B due 5/30/28
◊
1,505,902 1,512,964
UFC Holdings LLC
5.87% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 11/21/31
◊
1,414,330 1,420,016
Hni Corp.
5.77% (1 Month Term SOFR +
2.00%) due 11/20/32
◊
1,245,000 1,248,112
Asphalt Atd Holdco LLC
11.30% (3 Month Term SOFR
+ 7.00%) (in-kind rate was
4.00%) due 2/28/30
◊,a
1,347,655 1,212,890
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
920,693 923,381
Openlane, Inc.
6.36% (3 Month Term SOFR +
2.50%) due 10/1/32
◊
920,000 919,430

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
| 75
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
CONSUMER, CYCLICAL - 18.9% (continued)
Sabre Glbl, Inc.
9.82% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊
396,929 $ 349,298
9.82% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊,a
302,471 269,199
Qxo Building Products, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 4/30/32
◊
602,556 603,996
Dealer Tire Financial LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/2/31
◊
553,014 552,323
Hilton Domestic Operating Co,
Inc.
5.48% (1 Month Term SOFR +
1.75%) due 11/8/30
◊
427,249 429,659
Sho Holding I Corp.
10.33% (1 Month Term SOFR
+ 6.50%, Rate Floor: 1.00%)
due 6/30/29
◊,a
259,986 258,027
5.83% (1 Month Term SOFR +
2.00%, Rate Floor: 1.00%)
due 6/30/29
◊,a
99,864 87,881
Total Consumer, Cyclical 113,307,571
CONSUMER, NON-CYCLICAL - 17.7%
Eagle Parent Corp.
7.92% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 4/2/29
◊
6,135,937 6,141,398
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
4,880,792 4,883,867
Dermatology Intermediate
Holdings III, Inc.
8.09% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 3/30/29
◊
5,058,138 4,870,582
Grant Thornton Advisors Holding
LLC
6.47% (1 Month Term SOFR +
2.75%) due 6/2/31
◊
4,398,917 4,402,436
Prime Security Services
Borrower LLC/Prime Finance,
Inc.
6.13% (6 Month Term SOFR +
2.00%) due 10/13/30
◊
3,173,955 3,177,129
5.58% (1 Month Term SOFR +
1.75%) due 3/8/32
◊
851,819 849,102
Galaxy US Opco, Inc.
9.09% (3 Month Term SOFR +
5.75%, Rate Floor: 0.50%)
due 7/31/30
◊
4,115,789 3,943,790
Thevelia US LLC
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 6/18/29
◊
3,856,464 3,866,105
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
CONSUMER, NON-CYCLICAL - 17.7% (continued)
Belron Finance US LLC
6.12% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 10/16/31
◊
3,392,191 $ 3,409,152
Amspec Parent LLC
7.17% (3 Month Term SOFR +
3.50%) due 12/22/31
◊
3,382,361 3,382,361
Imagefirst Holdings LLC
6.73% (3 Month Term SOFR +
3.00%) due 3/7/32
◊
3,211,950 3,209,959
Congruex Group LLC
5.49% (3 Month Term SOFR +
1.50%, Rate Floor: 0.75%)
(in-kind rate was 5.00%) due
5/3/29
◊,e
3,947,039 3,201,364
Fugue Finance LLC
6.57% (3 Month Term SOFR +
2.75%) due 1/9/32
◊
2,967,508 2,974,927
Balrog Acquisition, Inc.
8.33% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/5/28
◊,a
2,530,376 2,100,212
7.83% (1 Month Term SOFR +
4.00%, Rate Floor: 1.50%)
due 9/5/28
◊
586,565 485,383
Lernen US Finco LLC
7.32% (3 Month Term SOFR +
3.50%, Rate Floor: 0.00%)
due 10/27/31
◊
2,445,888 2,448,945
Secretariat Advisors LLC
7.67% (3 Month Term SOFR +
4.00%) due 2/28/32
◊
2,382,114 2,383,615
Resonetics LLC
6.59% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 6/18/31
◊
2,364,120 2,366,484
Blue Ribbon LLC
10.13% (3 Month Term SOFR
+ 6.00%, Rate Floor: 0.75%)
due 5/8/28
◊
2,297,436 1,487,590
7.86% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%) due
5/8/28
◊,a
892,955 875,096
Outcomes Group Holdings, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 5/6/31
◊
2,341,424 2,353,787
Conair Holdings LLC
7.58% (1 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 5/17/28
◊
4,591,135 2,352,957
Pacific Dental Services LLC
6.24% (1 Month Term SOFR +
2.50%) due 3/15/31
◊
2,317,276 2,324,946
Transnetwork LLC
8.42% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
2,453,685 2,318,732

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
76 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
CONSUMER, NON-CYCLICAL - 17.7% (continued)
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
2,145,349 $ 2,142,946
Grifols SA
5.92% (3 Month Term SOFR +
2.00%, Rate Floor: 1.00%)
due 11/15/27
◊
2,130,000 2,129,105
ASP Dream Acquisition
Company LLC
8.07% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
2,238,439 2,123,719
Chef's Warehouse Parent LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 8/23/29
◊
2,081,331 2,090,010
IVI America LLC
6.92% (3 Month Term SOFR +
3.25%) due 4/9/31
◊
2,058,925 2,073,728
Midwest Physician
Administrative Services
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 3/12/28
◊
2,283,420 2,067,135
Ingenovis Health, Inc.
8.33% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 3/6/28
◊
7,269,083 1,944,480
Medical Solutions Holdings, Inc.
7.44% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/1/28
◊
8,959,512 1,891,443
Citrin Cooperman Advisors LLC
6.67% (3 Month Term SOFR +
3.00%) due 4/1/32
◊
1,870,000 1,874,675
Auxey Midco, Ltd.
10.03% (1 Month Term SOFR +
6.00%) due 6/29/27
◊
1,926,848 1,811,237
Financiere Mendel Sasu
6.59% (3 Month Term SOFR +
2.75%) due 11/8/30
◊
1,623,600 1,631,036
1261229 BC, Ltd.
9.97% (1 Month Term SOFR +
6.25%) due 10/8/30
◊
1,645,730 1,603,978
Aggreko Holdings, Inc.
6.87% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 5/1/31
◊
1,588,440 1,596,382
Sazerac Co, Inc.
6.28% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 7/9/32
◊
1,521,154 1,522,630
Mamba Purchaser, Inc.
6.73% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 10/16/31
◊
1,344,144 1,346,497
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
CONSUMER, NON-CYCLICAL - 17.7% (continued)
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR +
3.50%, Rate Floor: 0.00%)
due 12/10/32
◊
1,163,684 $ 1,166,593
3.50% (3 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 12/10/32
◊
176,316 176,757
Weight Watchers International
Holdings, Ltd.
10.49% (3 Month Term SOFR
+ 6.80%, Rate Floor: 0.50%)
due 6/24/30
◊
1,301,096 1,140,319
Surgery Center Holdings, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 12/19/30
◊
1,097,250 1,100,871
Del Monte Foods, Inc.
8.16% (3 Month Term SOFR +
4.25%) due 8/2/28
◊
2,105,964 968,743
12.47% (3 Month Term SOFR +
8.15%) due 8/2/28
◊
3,329,210 99,876
Phoenix Newco, Inc.
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 12/12/31
◊
1,015,000 1,017,751
Herc Holdings, Inc.
6.01% (1 Month Term SOFR +
2.00%) due 6/2/32
◊
995,000 998,522
American Auto Auction Group
LLC
8.17% (3 Month Term SOFR +
4.50%) due 5/22/32
◊
716,400 702,330
American Residential Services
LLC
6.42% (3 Month Term SOFR +
2.75%) due 2/2/32
◊
560,667 562,770
CHG Healthcare Services, Inc.
6.59% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 9/29/28
◊
505,324 507,447
Total Consumer, Non-cyclical 106,100,899
INDUSTRIAL - 12.9%
Transdigm, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 2/28/31
◊
3,159,097 3,169,837
6.22% (1 Month Term SOFR +
2.50%) due 1/19/32
◊
1,510,875 1,516,480
Quikrete Holdings, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 2/10/32
◊
2,570,575 2,577,927
5.97% (1 Month Term SOFR +
2.25%) due 3/19/29
◊
1,317,420 1,321,807
5.97% (1 Month Term SOFR +
2.25%) due 4/14/31
◊
712,800 714,618
Michael Baker International LLC
7.84% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/1/28
◊
4,583,308 4,589,037

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
| 77
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
INDUSTRIAL - 12.9% (continued)
Cobham Ultra Seniorco SARL
8.37% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 8/3/29
◊
3,638,312 $ 3,647,408
Engineered Machinery Holdings,
Inc.
7.76% (3 Month Term SOFR +
3.25%, Rate Floor: 0.00%)
due 5/22/28
◊
3,431,475 3,450,348
DXP Enterprises, Inc.
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
3,407,530 3,432,234
Brown Group Holding LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 7/1/31
◊
1,986,410 1,995,448
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
884,379 888,341
Pregis Topco LLC
7.72% (1 Month Term SOFR +
4.00%) due 2/28/29
◊
2,744,263 2,765,338
Hobbs & Associates LLC
6.47% (1 Month Term SOFR +
2.75%) due 7/23/31
◊
2,734,117 2,731,547
Blackfin Pipeline LLC
6.75% (1 Month Term SOFR +
3.00%) due 9/29/32
◊
2,685,000 2,687,229
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
2,658,112 2,680,547
Emerld Borrower, LP
6.12% (6 Month Term SOFR +
2.25%) due 8/4/31
◊
2,553,600 2,557,354
Pelican Products, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
2,621,817 2,362,913
Apple Bidco LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/23/31
◊
2,148,300 2,158,741
API Heat Transfer Thermasys
Corp.
10.32% (3 Month Term SOFR +
6.50%) due 11/28/29
◊,a
2,150,926 2,150,926
Savage Enterprises LLC
6.28% (1 Month Term SOFR +
2.50%) due 8/5/32
◊
2,083,778 2,091,592
Socotec US Holding, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.75%)
due 6/2/31
◊
1,999,800 2,008,959
STS Operating, Inc.
7.82% (1 Month Term SOFR +
4.00%) due 3/25/31
◊
1,980,720 1,978,244
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
INDUSTRIAL - 12.9% (continued)
Engineering Research &
Consulting LLC
8.67% (3 Month Term SOFR +
5.00%) due 8/29/31
◊,a
2,524,500 $ 1,767,150
Jbt Marel Corp.
5.47% (1 Month Term SOFR +
1.75%) due 1/2/32
◊
1,721,988 1,724,140
Energizer Holdings, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 3/19/32
◊
1,714,989 1,713,566
Red Spv LLC
5.98% (1 Month Term SOFR +
2.25%) due 3/15/32
◊
1,706,773 1,706,056
Mannington Mills, Inc.
8.42% (3 Month Term SOFR +
4.75%) due 3/7/32
◊
1,702,826 1,685,798
Frontdoor, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 12/19/31
◊
1,579,050 1,586,945
Pro Mach Group, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 10/16/32
◊
1,535,000 1,544,241
Na Rail Hold Co. LLC
6.74% (3 Month Term SOFR +
3.00%) due 2/26/32
◊
1,507,425 1,517,479
Mx Holdings US, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 3/17/32
◊
1,478,934 1,481,404
Proampac PG Borrower LLC
7.89% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 9/15/28
◊
1,202,579 1,203,240
Osmose Utility Services, Inc.
7.08% (1 Month Term SOFR +
3.25%, Rate Floor: 1.50%)
due 6/23/28
◊
1,097,839 1,076,574
Ring Container Technologies
Group LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 9/15/32
◊
1,031,554 1,033,896
Student Transportation Of
America Holdings, Inc.
6.94% (3 Month Term SOFR +
3.25%) due 6/24/32
◊
947,625 949,207
Standard Industries, Inc.
5.48% (1 Month Term SOFR +
1.75%, Rate Floor: 1.50%)
due 9/22/28
◊
804,509 807,164
Msof Beacon LLC
2.50% (3 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 12/9/25
◊
735,000 737,756
Knife River Corp.
5.74% (3 Month Term SOFR +
2.00%) due 3/8/32
◊
728,422 730,847

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
78 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
INDUSTRIAL - 12.9% (continued)
Mi Windows & Doors LLC
6.47% (1 Month Term SOFR +
2.75%) due 3/28/31
◊
719,087 $ 718,864
Siteone Landscape Supply
Holding LLC
5.50% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 3/23/30
◊
691,250 690,386
Graftech Finance, Inc.
9.86% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
670,035 679,804
Genesee & Wyoming, Inc.
5.42% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 4/10/31
◊
468,813 468,696
Harsco Corp.
6.08% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 6/9/28
◊
299,217 298,843
Total Industrial 77,598,931
FINANCIAL - 12.7%
Nexus Buyer LLC
7.22% (1 Month Term SOFR +
3.50%) due 7/31/31
◊
5,089,412 5,013,631
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
4,740,666 4,714,829
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 9/15/31
◊
4,261,558 4,267,610
Ardonagh Midco 3, Ltd.
6.92% (6 Month Term SOFR +
2.75%) due 2/15/31
◊
4,178,710 4,165,672
Pex Holdings LLC
6.42% (3 Month Term SOFR +
2.75%) due 11/26/31
◊
3,997,167 3,995,488
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
3,908,579 3,906,741
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
3,839,281 3,858,016
Corpay Technologies Operating
Co. LLC
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 4/28/28
◊
3,842,035 3,844,110
Starwood Property Mortgage
LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/2/30
◊
1,986,586 1,986,586
5.97% (1 Month Term SOFR +
2.25%) due 8/14/32
◊
1,452,959 1,456,591
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
FINANCIAL - 12.7% (continued)
Blackhawk Network Holdings,
Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 1.00%)
due 3/12/29
◊
2,720,075 $ 2,730,275
Tegra118 Wealth Solutions, Inc.
7.89% (3 Month Term SOFR +
4.00%) due 2/18/27
◊
2,747,768 2,709,299
Franklin Square Holdings, LP
5.97% (1 Month Term SOFR +
2.25%) due 4/25/31
◊
2,679,929 2,599,531
Eisner Advisory Group
7.72% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 2/28/31
◊
2,495,611 2,509,661
USI Holdings Corp.
5.92% (3 Month Term SOFR +
2.25%) due 11/21/29
◊
2,493,002 2,497,888
Harbourvest Partners, LP
5.92% (3 Month Term SOFR +
2.25%) due 4/18/30
◊,a
2,428,662 2,428,662
CFC US 2025 LLC
7.74% (3 Month Term SOFR +
3.75%) due 5/29/32
◊
2,250,000 2,185,312
Orion Advisor Solutions, Inc.
7.11% (3 Month Term SOFR +
3.25%) due 9/9/30
◊
2,103,573 2,115,836
GTCR Everest Borrower LLC
6.42% (3 Month Term SOFR +
2.75%) due 9/5/31
◊
1,921,345 1,927,743
Hightower Holding LLC
6.65% (3 Month Term SOFR +
2.75%) due 2/3/32
◊
1,766,625 1,767,738
Orion US Finco, Inc.
7.43% (3 Month Term SOFR +
3.50%) due 10/10/32
◊
1,685,000 1,691,841
Jefferies Finance LLC/JFIN Co-
Issuer Corp.
6.50% (1 Month Term SOFR +
2.75%) due 10/21/31
◊
1,701,050 1,688,292
Delos Aircraft DAC
5.42% (3 Month Term SOFR +
1.75%) due 10/31/27
◊
1,672,381 1,681,094
Aretec Group, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/9/30
◊
1,587,328 1,592,296
Walker & Dunlop, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 3/14/32
◊,a
1,331,972 1,336,967
Pioneer Acquisitionco LLC
6.94% (3 Month Term SOFR +
3.25%) due 10/23/32
◊
1,265,000 1,269,744
IMC Global Holdings LLC
7.23% (1 Month Term SOFR +
3.50%) due 6/21/32
◊
1,258,675 1,267,335

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
| 79
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
FINANCIAL - 12.7% (continued)
Saphilux SARL
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/27/28
◊
1,022,428 $ 1,028,184
Kestra Advisor Services
Holdings A, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 3/21/31
◊
1,000,000 1,000,970
Blackstone Mortgage Trust, Inc.
due 11/19/32
f
695,000 695,000
Ascensus Group Holdings, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/2/28
◊
695,000 693,784
Jones Deslauriers Insurance
Management, Inc.
3.00% (1 Month Term SOFR +
3.00%, Rate Floor: 0.00%)
due 12/9/32
◊
691,000 691,000
EP Wealth Advisors, Inc.
6.67% (3 Month Term SOFR +
3.00%) due 10/16/32
◊
590,000 591,475
Total Financial 75,909,201
TECHNOLOGY - 7.7%
Boxer Parent Co, Inc.
6.82% (3 Month Term SOFR +
3.00%) due 7/30/31
◊
5,094,264 5,076,995
Planview Parent, Inc.
7.17% (3 Month Term SOFR +
3.50%) due 12/17/27
◊
4,715,813 4,510,958
Pushpay US, Inc.
7.62% (6 Month Term SOFR +
3.75%) due 8/18/31
◊
3,968,403 3,953,522
Xerox Corp.
7.71% (6 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 11/17/29
◊
3,535,117 3,013,687
Zodiac Purchaser LLC
7.22% (1 Month Term SOFR +
3.50%) due 2/17/32
◊
2,812,324 2,801,075
Modena Buyer LLC
8.09% (3 Month Term SOFR +
4.25%) due 7/1/31
◊
2,724,575 2,707,546
Athena Health Group, Inc.
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 2/15/29
◊
2,500,536 2,503,136
Caci International, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 10/30/31
◊
2,467,556 2,468,075
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR +
4.25%) due 6/26/31
◊
2,423,704 2,375,230
Sonarsource
8.23% (1 Month Term SOFR +
4.50%) due 12/19/31
◊
1,890,000 1,866,375
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
TECHNOLOGY - 7.7% (continued)
World Wide Technology Holding
Co. LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 3/1/30
◊
1,853,540 $ 1,854,708
Orsini Bidco BV
6.55% (3 Month EURIBOR +
4.50%) due 10/21/32
◊
EUR 1,349,020 1,577,307
Ascend Learning LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
1,555,109 1,558,717
Dye & Durham Corp.
8.02% (3 Month Term SOFR +
4.25%, Rate Floor: 1.00%)
due 4/11/31
◊
1,416,964 1,303,607
Waystar Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/22/29
◊
1,271,778 1,278,136
Polaris Newco LLC
7.85% (3 Month Term SOFR +
4.00%, Rate Floor: 1.50%)
due 6/2/28
◊
1,304,310 1,255,894
Realpage, Inc.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 1.50%)
due 4/24/28
◊
1,218,471 1,216,863
Dayforce, Inc.
3.50% (1 Month Term
SOFR+3.00%, Rate Floor:
0.00%) due 10/7/32
◊
1,130,000 1,125,966
Capstone Borrower, Inc.
6.42% (3 Month Term SOFR +
2.75%) due 6/17/30
◊
1,000,000 998,420
Cloud Software Group, Inc.
6.92% (3 Month Term SOFR +
3.25%) due 8/9/32
◊
912,713 913,287
Imprivata, Inc.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/1/27
◊
630,646 632,519
Central Parent LLC
6.92% (3 Month Term SOFR +
3.25%) due 7/6/29
◊
414,586 350,151
Leia Finco US LLC
7.19% (3 Month Term SOFR +
3.25%) due 10/9/31
◊
275,000 275,836
Kaseya, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 3/20/32
◊
200,000 200,028
CCC Intelligent Solutions, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/23/32
◊
186,000 186,465
Total Technology 46,004,503

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
80 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
COMMUNICATIONS - 6.6%
Virgin Media Bristol LLC
7.05% (6 Month Term SOFR +
3.18%, Rate Floor: 0.00%)
due 3/2/31
◊
6,016,233 $ 5,952,641
Cengage Learning, Inc.
7.29% (3 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 3/24/31
◊
4,392,836 4,407,640
Gen Digital, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 2/13/32
◊
2,596,950 2,598,248
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 9/12/29
◊
1,218,441 1,219,793
Speedster Bidco Gmbh
6.69% (3 Month Term SOFR +
3.00%) due 12/10/31
◊
3,509,801 3,510,679
Charter Communications
Operating LLC
5.99% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 12/7/30
◊
3,185,000 3,181,019
Zayo Group Holdings, Inc.
6.83% (1 Month Term SOFR +
3.00%, Rate Floor: 0.00%)
due 3/11/30
◊
3,213,704 3,041,289
Midcontinent Communications
6.23% (1 Month Term SOFR +
2.50%) due 8/16/31
◊
2,475,000 2,464,184
Sunrise Financing Partnership
6.69% (6 Month Term SOFR +
2.50%) due 2/29/32
◊
2,221,614 2,228,035
Tripadvisor, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 7/8/31
◊
2,069,048 1,988,872
Altice France Holding SA
10.86% (3 Month Term SOFR +
6.88%) due 5/15/31
◊
1,903,078 1,900,299
Xplore, Inc.
6.00% (1 Month Term SOFR +
1.50%) due 10/24/31
◊
2,024,633 1,214,780
5.33% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,e
583,529 540,739
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
1,696,500 1,700,317
Go Daddy Operating Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 11/9/29
◊
1,585,472 1,587,343
Outfront Media Capital LLC
5.73% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 9/16/32
◊
1,462,600 1,466,257
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
COMMUNICATIONS - 6.6% (continued)
CNT Holdings I Corp.
6.09% (3 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 11/8/32
◊
945,300 $ 947,124
Total Communications 39,949,259
ENERGY - 5.6%
Colossus Acquireco LLC
5.41% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 7/30/32
◊
4,596,200 4,590,455
Par Petroleum LLC
7.24% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 2/28/30
◊,a
4,392,951 4,412,192
Terraform Power Operating LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 5/21/29
◊
3,801,632 3,799,274
GIP Pilot Acquisition Partners,
LP
5.94% (3 Month Term SOFR +
2.00%) due 10/4/30
◊
3,529,349 3,533,161
Liquid Tech Solutions Holdings
LLC
7.24% (3 Month Term SOFR +
3.50%) due 10/3/32
◊
2,721,362 2,728,166
Apro LLC
7.68% (3 Month Term SOFR +
3.75%) due 7/9/31
◊
2,616,875 2,627,499
Transmontaigne Operating Co.,
LP
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 11/17/28
◊
2,119,324 2,132,570
Whitewater DBR Holdco LLC
5.94% (3 Month Term SOFR +
2.25%) due 3/3/31
◊
1,841,734 1,850,943
ITT Holdings LLC
6.19% (1 Month Term SOFR +
2.48%, Rate Floor: 0.50%)
due 10/11/30
◊
1,764,658 1,773,481
Traverse Midstream Partners
LLC
6.34% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 2/16/28
◊
1,607,322 1,608,930
Whitewater Matterhorn Holdings
LLC
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 6/16/32
◊
1,560,000 1,564,618
Whitewater Whistler Holdings
LLC
5.44% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 2/15/30
◊
1,252,333 1,247,111
Bip PipeCo Holdings LLC
6.19% (3 Month Term SOFR +
2.25%, Rate Floor: 2.25%)
due 12/6/30
◊
1,205,354 1,206,861

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
| 81
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 84.3% (continued)
ENERGY - 5.6% (continued)
CVR CHC, LP
7.67% (3 Month Term SOFR +
4.00%) due 12/30/27
◊
815,100 $ 815,776
Total Energy 33,891,037
BASIC MATERIALS - 1.6%
Nic Acquisition Corp.
7.68% (3 Month Term SOFR +
3.75%, Rate Floor: 1.75%)
due 12/29/27
◊
3,528,762 2,904,630
Discovery Purchaser Corp.
7.61% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/4/29
◊
1,990,251 1,909,228
Scil US Holdings LLC
7.79% (6 Month Term SOFR +
4.00%) due 10/9/32
◊
1,560,000 1,561,950
Novelis Holdings, Inc.
5.42% (3 Month Term SOFR +
1.75%) due 3/11/32
◊
1,405,253 1,409,933
Ecovyst Catalyst Technologies
LLC
5.84% (3 Month Term SOFR +
2.00%) due 6/12/31
◊
987,500 988,033
Austin Powder, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 9/9/31
◊
643,500 645,514
Total Basic Materials 9,419,288
UTILITIES - 0.6%
NRG Energy, Inc.
5.59% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 4/16/31
◊
2,665,697 2,671,908
Al GCX Fund VIII Holdings LLC
5.82% (1 Month Term SOFR +
2.00%) due 1/30/32
◊
750,846 749,908
Total Utilities 3,421,816
Total Senior Floating Rate Interests
(Cost $527,543,248) 505,602,505
CORPORATE BONDS - 6.5%
CONSUMER, NON-CYCLICAL - 2.2%
Sotheby's
7.38% due 10/15/27
g
2,875,000 2,858,174
ADT Security Corp.
4.13% due 8/1/29
g
2,875,000 2,804,036
Tenet Healthcare Corp.
4.38% due 1/15/30 2,800,000 2,747,288
Acadia Healthcare Company,
Inc.
5.00% due 4/15/29
g
1,730,000 1,665,706
HCA, Inc.
4.50% due 2/15/27 1,500,000 1,503,265
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 6.5% (continued)
CONSUMER, NON-CYCLICAL - 2.2% (continued)
Cheplapharm Arzneimittel GmbH
5.50% due 1/15/28
g
1,312,000 $ 1,294,030
Total Consumer, Non-cyclical 12,872,499
CONSUMER, CYCLICAL - 1.1%
Fertitta Entertainment LLC /
Fertitta Entertainment Finance
Company, Inc.
4.63% due 1/15/29
g
5,000,000 4,856,165
Crocs, Inc.
4.13% due 8/15/31
g
1,755,000 1,621,301
4.25% due 3/15/29
g
80,000 77,422
Total Consumer, Cyclical 6,554,888
FINANCIAL - 1.0%
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/1/32
g
2,500,000 2,540,568
Insured Lending 1 Ltd.
6.50% due 2/4/32
a,g
EUR 1,600,000 1,880,160
Hunt Companies, Inc.
5.25% due 4/15/29
g
1,850,000 1,805,898
Total Financial 6,226,626
COMMUNICATIONS - 0.9%
VZ Secured Financing B.V.
5.00% due 1/15/32
g
3,500,000 3,167,336
McGraw-Hill Education, Inc.
5.75% due 8/1/28
g
1,575,000 1,583,132
Match Group Holdings II LLC
5.00% due 12/15/27
g
350,000 349,244
4.63% due 6/1/28
g
300,000 297,316
Total Communications 5,397,028
INDUSTRIAL - 0.8%
New Enterprise Stone & Lime
Company, Inc.
5.25% due 7/15/28
g
2,875,000 2,872,593
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
g
2,120,000 1,844,400
Standard Industries, Inc.
4.38% due 7/15/30
g
270,000 260,470
Total Industrial 4,977,463
ENERGY - 0.3%
Sunoco, LP / Sunoco Finance
Corp.
6.00% due 4/15/27 1,400,000 1,401,932

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
82 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 6.5% (continued)
ENERGY - 0.3% (continued)
Sunoco LP / Sunoco Finance
Corp.
5.88% due 3/15/28 95,000 $ 95,232
Total Energy 1,497,164
BASIC MATERIALS - 0.2%
WR Grace Holdings LLC
4.88% due 6/15/27
g
1,305,000 1,300,973
Mirabela Nickel Ltd.
due 6/24/19
a,h,i
1,279,819 3,199
Total Basic Materials 1,304,172
Total Corporate Bonds
(Cost $40,541,988) 38,829,840
ASSET-BACKED SECURITIES - 1.8%
COLLATERALIZED LOAN OBLIGATIONS - 1.0%
Golub Capital Partners CLO
69M
2023-69A, DR 6.92% (3 Month
Term SOFR + 3.05%, Rate
Floor: 3.05%) due 11/9/38
◊,g
2,750,000 2,745,005
BDS LLC
2025-FL15, C 5.88% (1 Month
Term SOFR + 2.15%, Rate
Floor: 2.15%) due 3/19/43
◊,g
2,000,000 2,002,450
BSPRT Issuer LLC
2025-FL12, C 5.93% (1 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 1/17/43
◊,g
600,000 601,293
AREIT
2025-CRE11, B 6.00% (1 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 7/25/43
◊,g
550,000 549,997
Octagon Loan Funding Ltd.
2014-1A, SUB due 11/18/31
g,j
2,071,948 5,284
Total Collateralized Loan Obligations 5,904,029
FINANCIAL - 0.8%
Project Onyx II
6.27% due 6/15/30
a
3,543,337 3,542,955
HV Structured Solutions IV
6.22% due 9/15/30
a
1,465,908 1,455,731
Total Financial 4,998,686
Total Asset-Backed Securities
(Cost $10,864,330) 10,902,715
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.4%
RALI Series Trust
2006-QO6, A1 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 6/25/46
◊
10,472,375 2,122,118
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.4% (continued)
2006-QO2, A1 4.29% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 2/25/46
◊
416,752 $ 68,177
WaMu Mortgage Pass-Through
Certificates Series Trust
2007-OA6, 1A 4.84% (Federal
Reserve U.S. 12 mo.
Cumulative Avg 1 yr. CMT +
0.81%, Rate Floor: 0.81%)
due 7/25/47
◊
1,829,144 1,565,765
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 2A 4.87% (1 Year
CMT Rate  + 0.84%) due
11/25/46
◊
1,293,225 1,126,105
American Home Mortgage
Assets Trust
2006-4, 1A12 4.06% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.32%) due 10/25/46
◊
1,962,747 977,695
HOMES Trust
2025-AFC3, A3 5.34% due
8/25/60
g,k
961,263 959,713
Lehman XS Trust
2006-16N, A4A 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 11/25/46
◊
980,039 883,678
Alliance Bancorp Trust
2007-OA1, A1 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 7/25/37
◊
291,222 260,127
Morgan Stanley Re-REMIC Trust
2010-R5, 4B 2.86% due
6/26/36
a,g
157,451 162,002
Nomura Resecuritization Trust
2015-4R, 5A1 4.47% (1 Month
Term SOFR + 0.54%, Rate
Floor: 0.43%) due 3/26/36
◊,a,g
149,679 147,061
GSAA Home Equity Trust
2007-7, A4 4.39% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 7/25/37
◊,a
35,054 34,053
New Century Home Equity Loan
Trust
2004-4, M2 4.64% (1 Month
Term SOFR + 0.91%, Rate
Floor: 0.80%) due 2/25/35
◊,a
1,937 3,512
Total Residential Mortgage-Backed Securities 8,310,006
Total Collateralized Mortgage Obligations
(Cost $12,031,565) 8,310,006
Total Investments - 99.6%
(Cost $629,315,212)
$ 596,962,877
Other Assets & Liabilities, net - 0.4% 2,326,717
Total Net Assets - 100% $ 599,289,594
*
Non-income producing security.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
| 83
See Sector Classification in Other Information section.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of December 31, 2025.
e
Payment-in-kind security.
f
Security is unsettled at period end and may not have a stated effective rate.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $40,251,729 (cost $40,744,836), or 6.7% of total net assets.
h
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,199 (cost
$1,160,811), or 0.0% of total net assets - See Note 5 .
i
Security is in default of interest and/or principal obligations.
j
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
k
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 6,818,000 (8,028,367) EUR 1/15/26 $ 10,940
Morgan Stanley & Co. LLC EUR Buy 688,000 809,498 USD 1/15/26 (464)
Morgan Stanley & Co. LLC CAD Sell 334,000 (243,010) CAD 1/15/26 (528)
$ 9,948
CAD — Canadian Dollar
EUR — Euro
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 743,872 $ 1,945,819 $ 4,303,882 $ 6,993,573
Preferred Stocks — — 236 236
Rights — — 92 92
Exchange-Traded Funds 10,053,413 — — 10,053,413
Money Market Funds 16,270,497 — — 16,270,497
Senior Floating Rate Interests — 486,384,571 19,217,934 505,602,505
Corporate Bonds — 36,946,481 1,883,359 38,829,840
Asset-Backed Securities — 5,904,029 4,998,686 10,902,715
Collateralized Mortgage Obligations — 7,963,378 346,628 8,310,006
Forward Foreign Currency Exchange Contracts
a
— 10,940 — 10,940

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
84 |
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of
$10,829,490 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$3,276,140 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded loan commitments ( Note 4 )
a
$ — $ — $ 15,887 $ 15,887
Total Assets $ 27,067,782 $ 539,155,218 $ 30,766,704 $ 596,989,704
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 992 $ — $ 992
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 4,998,686
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 346,628 Third Party Pricing Vendor Price — —
Common Stocks 3,084,478 Enterprise Value Valuation Multiple 1.8x-8.8x 5.6x
Common Stocks 664,504 Model Price Purchase Price — —
Common Stocks 529,058 Third Party Pricing Vendor Price — —
Common Stocks 25,842 Model Price Liquidation Value — —
Corporate Bonds 1,883,359 Third Party Pricing Broker Quote — —
Preferred Stocks 236 Model Price Purchase Price — —
Rights 91 Model Price Purchase Price — —
Rights 1 Model Price Liquidation Value — —
Senior Floating Rate Interests 11,096,018 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 4,412,192 Third Party Pricing Vendor Price — —
Senior Floating Rate Interests 3,363,816 Model Price Purchase Price — —
Senior Floating Rate Interests 345,908 Yield Analysis Yield 10.2%-15.2% 7.6%
Unfunded loan commitments 15,887 Model Price Purchase Price — —
Total Assets $ 30,766,704
a
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
FLOATING RATE STRATEGIES FUND
December 31, 2025
| 85
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:
Assets
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests
Common
Stocks
Preferred
Stocks Rights
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets
Beginning
Balance
$ — $ 3,199 $ 19,369,964 $ 5,249,239 $ — $ 6,147 $ — $ 781 $ 24,629,330
Purchases/
(Receipts) 3,600,000 1,855,933 2,178,676 — — — — 5,926 7,640,535
(Sales,
maturities
and
paydowns)/
Fundings (56,663) — (7,436,763) — — — — — (7,493,426)
Amortization
of premiums/
discounts — (254) 5,538 — — — — — 5,284
Total realized
gains (losses)
included in
earnings — — (60,751) — — — — — (60,751)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings (382) 24,481 (60,664) (1,474,414) 236 (6,055) — 9,180 (1,507,618)
Transfers into
Level 3 1,455,731 — 8,498,074 529,057 — — 346,628 — 10,829,490
Transfers out
of Level 3 — — (3,276,140) — — — — — (3,276,140)
Ending
Balance $ 4,998,686 $ 1,883,359 $ 19,217,934 $ 4,303,882 $ 236 $ 92 $ 346,628 $ 15,887 $ 30,766,704
Net change
in unrealized
appreciation
(depreciation)
for
investments
in Level 3
securities
still held at
December
31, 2025 $ (382) $ 24,481 $ (60,664) $ (1,474,414) $ 236 $ (6,055) $ — $ 9,180 $ (1, 507 , 618)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
9/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Common Stocks
BP Holdco LLC* $ 199,683 $ — $ — $ — $ — $ 199,683 244,278 $ —
* Non-income producing security.

86 |
SCHEDULE OF INVESTMENTS (Unaudited)
HIGH YIELD FUND
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 0.7%
HEALTH CARE - 0.3%
Mallinckrodt Pharmaceuticals
plc
a
5,857 $ 597,051
FINANCIAL - 0.2%
Fusion Buyer LLC *
11,000 374,000
Avison Young (Canada), Inc.
132 2
Total Financial 374,002
CONSUMER, NON-CYCLICAL - 0.1%
WW International, Inc. *
6,643 194,075
SAVE-A-LOT *
,a
797,632 80
Endo Guc Trust *
,a
13,040 1
Total Consumer, Non-cyclical 194,156
COMMUNICATIONS - 0.1%
LuxCo 3 SARL
5,205 91,660
CONSUMER, CYCLICAL - 0.0%
Asphalt Atd Holdco LLC
a
49,358 87,857
Accuride Corp. *
,a,b
282,985 29
Accuride Liquidating Trust *
,a,b
17 —
Total Consumer, Cyclical 87,886
INDUSTRIAL - 0.0%
BP Holdco LLC *
,a,b
23,711 19,382
YAK BLOCKER 2 LLC
a
6,243 5,342
YAK BLOCKER 2 LLC
a
5,770 4,938
Targus, Inc. *
,a
25,650 228
Vector Phoenix Holdings,
LP *
,a
23,711 3
Total Industrial 29,893
ENERGY - 0.0%
Revenir Energy, Inc.
a
3,452 380
Permian Production Partners
LLC *
,a
57,028 5
Total Energy 385
Total Common Stocks
(Cost $1,768,078) 1,375,033
PREFERRED STOCKS - 1.6%
FINANCIAL - 1.4%
Citigroup, Inc.
7.63% 775,000 812,602
Bank of America Corp.
6.63% 700,000 729,366
Goldman Sachs Group, Inc.
7.50% 475,000 505,727
American National Group, Inc.
7.38% 18,000 450,180
Avison Young (Canada), Inc. * 185,779 5,574
Total Financial 2,503,449
a
A
A
SHARES VALUE
PREFERRED STOCKS - 1.6% (continued)
ENERGY - 0.2%
Venture Global LNG, Inc.
9.00%
c
475,000 $ 375,122
TRANSPORTATION - 0.0%
U.S. Shipping Corp. *
,a
14,718 1
HEALTH CARE - 0.0%
Mallinckrodt Pharmaceuticals
plc
a
266,868,348 267
Total Preferred Stocks
(Cost $3,400,307) 2,878,839
RIGHTS - 0.0%
BASIC MATERIALS - 0.0%
Asphalt Intermediate Holdco
LLC
a
2,203 12
Total Rights
(Cost $—) 12
MONEY MARKET FUNDS
d
- 2.0%
Dreyfus Treasury Securities
Cash Management Fund—
Institutional Shares, 3.64%
e
3,770,574 3,770,574
Total Money Market Funds
(Cost $3,770,574) 3,770,574
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 4 —
Total Warrants
(Cost $9) —
A
FACE
AMOUNT
~
CORPORATE BONDS - 86.4%
CONSUMER, CYCLICAL - 20.7%
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 6/15/31
c
EUR 550,000 655,508
6.75% due 9/15/32
c
400,000 414,797
6.75% due 5/15/28
c
350,000 358,881
Wolverine World Wide, Inc.
4.00% due 8/15/29
c
1,500,000 1,386,528
Hilton Domestic Operating
Company, Inc.
5.50% due 3/31/34
c
1,150,000 1,157,898
5.75% due 9/15/33
c
200,000 204,683
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 9/15/32
c
1,325,000 1,348,432

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
| 87
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, CYCLICAL - 20.7% (continued)
Newell Brands, Inc.
6.38% due 9/15/27 500,000 $ 502,723
6.38% due 5/15/30 450,000 439,453
6.63% due 5/15/32 400,000 388,065
Lindblad Expeditions LLC
7.00% due 9/15/30
c
1,270,000 1,324,839
Wabash National Corp.
4.50% due 10/15/28
c
1,325,000 1,239,280
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 6/1/31
c
1,225,000 1,176,033
Beach Acquisition Bidco LLC
5.25% due 7/15/32
c
EUR 975,000 1,166,406
Carnival Corp.
5.13% due 5/1/29
c
1,050,000 1,061,644
Crocs, Inc.
4.25% due 3/15/29
c
1,094,000 1,058,741
Life Time, Inc.
6.00% due 11/15/31
c
1,025,000 1,050,124
Station Casinos LLC
4.63% due 12/1/31
c
700,000 663,639
6.63% due 3/15/32
c
375,000 383,874
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 3/1/30
c
1,100,000 977,637
Park River Holdings, Inc.
8.75% due 12/31/30
c
569,190 559,940
8.00% due 3/15/31
c
400,000 412,398
Allwyn Entertainment Financing
UK plc
7.88% due 4/30/29
c
901,000 937,256
Intralot Capital Luxembourg S.A.
6.75% due 10/15/31
c
EUR 800,000 935,751
Viking Cruises Ltd.
5.88% due 10/15/33
c
900,000 913,917
Boots Group Finco, LP
5.38% due 8/31/32 EUR 750,000 910,701
Deuce Finco plc
7.00% due 11/20/31
c
GBP 650,000 884,730
VOC Escrow Ltd.
5.00% due 2/15/28
c
850,000 849,968
Essendi S.A.
6.38% due 10/15/29
c
EUR 425,000 524,513
5.50% due 11/15/31
c
EUR 250,000 301,171
JB Poindexter & Co., Inc.
8.75% due 12/15/31
c
775,000 811,794
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, CYCLICAL - 20.7% (continued)
Velocity Vehicle Group LLC
8.00% due 6/1/29
c
850,000 $ 807,538
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
6.63% due 5/1/32
c
800,000 806,731
Brightstar Lottery plc/ Brightstar
Global Solutions Corp.
5.75% due 1/15/33
c
800,000 794,268
RB Global Holdings, Inc.
7.75% due 3/15/31
c
450,000 470,459
6.75% due 3/15/28
c
250,000 255,663
Allison Transmission, Inc.
5.88% due 12/1/33
c
400,000 405,825
5.88% due 6/1/29
c
275,000 279,197
Motel One GmbH/Muenchen
7.75% due 4/2/31
c
EUR 517,500 649,380
NCL Corp. Ltd.
6.25% due 9/15/33
c
625,000 624,737
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 3/15/33
c
425,000 434,552
7.13% due 2/15/31
c
175,000 189,365
New Flyer Holdings, Inc.
9.25% due 7/1/30
c
556,000 597,601
Whirlpool Corp.
6.50% due 6/15/33 575,000 557,581
Penn Entertainment, Inc.
4.13% due 7/1/29
c
579,000 536,242
Vail Resorts, Inc.
6.50% due 5/15/32
c
500,000 518,873
Lottomatica Group SpA
4.88% due 1/31/31
c
EUR 400,000 484,068
Scotts Miracle-Gro Co.
4.38% due 2/1/32 500,000 469,375
Flutter Treasury DAC
5.88% due 6/4/31
c
450,000 456,255
Acushnet Co.
5.63% due 12/1/33
c
450,000 455,056
Lithia Motors, Inc.
5.50% due 10/1/30
c
450,000 451,787
Asbury Automotive Group, Inc.
5.00% due 2/15/32
c
450,000 437,309
Scotts Miracle-Gro Company
4.00% due 4/1/31 425,000 399,867
Somnigroup International, Inc.
3.88% due 10/15/31
c
425,000 397,243

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
88 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, CYCLICAL - 20.7% (continued)
Superior Plus, LP
4.25% due 5/18/28
c
CAD 550,000 $ 393,745
QXO Building Products, Inc.
6.75% due 4/30/32
c
375,000 391,657
Superior Plus LP / Superior
General Partner, Inc.
4.50% due 3/15/29
c
250,000 244,040
Gates Corp.
6.88% due 7/1/29
c
200,000 207,696
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
6.50% due 12/15/35
c
200,000 200,044
Caesars Entertainment, Inc.
6.50% due 2/15/32
c
150,000 153,664
Total Consumer, Cyclical 38,071,142
CONSUMER, NON-CYCLICAL - 15.8%
CPI CG, Inc.
10.00% due 7/15/29
c
1,534,000 1,625,299
AMN Healthcare, Inc.
6.50% due 1/15/31
c
1,550,000 1,550,290
Tenet Healthcare Corp.
6.75% due 5/15/31 675,000 702,344
6.00% due 11/15/33
c
325,000 334,618
6.13% due 6/15/30 275,000 281,406
5.50% due 11/15/32
c
175,000 177,399
Belron UK Finance plc
5.75% due 10/15/29
c
1,425,000 1,455,196
Albertsons Companies,
Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons
LLC
5.50% due 3/31/31
c
700,000 707,380
5.88% due 2/15/28
c
475,000 476,821
United Rentals North America,
Inc.
5.38% due 11/15/33
c
1,100,000 1,099,221
Avantor Funding, Inc.
4.63% due 7/15/28
c
1,100,000 1,094,023
Bausch Health Companies, Inc.
4.88% due 6/1/28
c
1,200,000 1,074,000
Williams Scotsman, Inc.
7.38% due 10/1/31
c
725,000 757,402
6.63% due 4/15/30
c
300,000 310,077
Carriage Services, Inc.
4.25% due 5/15/29
c
1,075,000 1,033,978
TriNet Group, Inc.
7.13% due 8/15/31
c
950,000 979,251
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, NON-CYCLICAL - 15.8% (continued)
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
7.00% due 5/21/30
c
900,000 $ 939,340
Herc Holdings, Inc.
6.00% due 3/15/34
c
350,000 354,664
7.00% due 6/15/30
c
310,000 326,253
7.25% due 6/15/33
c
217,000 230,103
Boost Newco Borrower LLC
7.50% due 1/15/31
c
850,000 903,423
Post Holdings, Inc.
6.50% due 3/15/36
c
550,000 550,743
6.25% due 10/15/34
c
350,000 351,943
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
c
EUR 736,000 816,696
ADT Security Corp.
5.88% due 10/15/33
c
750,000 759,295
Sammontana Italia SpA
5.78% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 10/15/31
◊,c
EUR 625,000 741,256
Graham Holdings Co.
5.63% due 12/1/33
c
725,000 731,973
Block, Inc.
6.00% due 8/15/33
c
450,000 461,974
6.50% due 5/15/32 250,000 259,965
Performance Food Group, Inc.
6.13% due 9/15/32
c
700,000 721,636
Surgery Center Holdings, Inc.
7.25% due 4/15/32
c
700,000 708,028
Perrigo Finance Unlimited Co.
4.90% due 6/15/30 500,000 483,693
USD, 6.13% due 9/30/32 225,000 219,165
Grifols S.A.
4.75% due 10/15/28
c
600,000 592,557
Nidda Healthcare Holding GmbH
5.63% due 2/21/30
c
EUR 450,000 542,653
U.S. Foods, Inc.
7.25% due 1/15/32
c
500,000 525,562
Upbound Group, Inc.
6.38% due 2/15/29
c
514,000 506,294
Brink’s Co.
6.75% due 6/15/32
c
475,000 494,967
IQVIA, Inc.
6.25% due 6/1/32
c
450,000 470,213
Sotheby's/Bidfair Holdings, Inc.
5.88% due 6/1/29
c
500,000 465,197

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
| 89
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
CONSUMER, NON-CYCLICAL - 15.8% (continued)
Acadia Healthcare Company,
Inc.
7.38% due 3/15/33
c
450,000 $ 454,502
Service Corp. International
5.75% due 10/15/32 425,000 432,539
Cheplapharm Arzneimittel GmbH
5.50% due 1/15/28
c
344,000 339,288
Neogen Food Safety Corp.
8.63% due 7/20/30
c
300,000 319,954
Albertsons Companies,
Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons
LLC
6.25% due 3/15/33
c
300,000 308,394
Concentra Health Services, Inc.
6.88% due 7/15/32
c
275,000 287,596
Ingles Markets, Inc.
4.00% due 6/15/31
c
75,000 70,871
Total Consumer, Non-cyclical 29,029,442
INDUSTRIAL - 14.1%
TransDigm, Inc.
6.88% due 12/15/30
c
1,575,000 1,648,248
6.63% due 3/1/32
c
650,000 676,272
Enviri Corp.
5.75% due 7/31/27
c
1,575,000 1,575,846
New Enterprise Stone & Lime
Company, Inc.
9.75% due 7/15/28
c
1,225,000 1,234,188
5.25% due 7/15/28
c
300,000 299,749
Mauser Packaging Solutions
Holding Co.
7.88% due 4/15/30
c
1,025,000 1,016,913
9.25% due 4/15/30
c
500,000 480,000
Great Lakes Dredge & Dock
Corp.
5.25% due 6/1/29
c
1,525,000 1,487,328
Trinity Industries, Inc.
7.75% due 7/15/28
c
1,325,000 1,376,537
Graphic Packaging International
LLC
6.38% due 7/15/32
c
1,000,000 1,018,672
Standard Building Solutions, Inc.
5.88% due 3/15/34
c
650,000 651,900
6.50% due 8/15/32
c
350,000 360,334
Quikrete Holdings, Inc.
6.75% due 3/1/33
c
475,000 496,038
6.38% due 3/1/32
c
475,000 494,418
Waste Pro USA, Inc.
7.00% due 2/1/33
c
961,000 989,172
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
INDUSTRIAL - 14.1% (continued)
JH North America Holdings, Inc.
5.88% due 1/31/31
c
925,000 $ 944,171
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance plc
6.25% due 1/30/31
c
900,000 920,498
EMRLD Borrower, LP / Emerald
Company-Issuer, Inc.
6.63% due 12/15/30
c
825,000 859,247
Builders FirstSource, Inc.
6.75% due 5/15/35
c
500,000 522,757
6.38% due 3/1/34
c
200,000 206,786
4.25% due 2/1/32
c
100,000 95,221
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 2/1/30
c
800,000 774,885
GrafTech Finance, Inc.
4.63% due 12/23/29
c
1,000,000 742,500
Clearwater Paper Corp.
4.75% due 8/15/28
c
750,000 701,250
AmeriTex HoldCo Intermediate
LLC
7.63% due 8/15/33
c
650,000 684,875
Clean Harbors, Inc.
5.75% due 10/15/33
c
350,000 359,031
6.38% due 2/1/31
c
225,000 231,553
Advanced Drainage Systems,
Inc.
6.38% due 6/15/30
c
575,000 587,978
Enpro, Inc.
6.13% due 6/1/33
c
550,000 567,543
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 2/1/32
c
525,000 535,773
Ball Corp.
5.50% due 9/15/33 500,000 509,696
Biffa Group Holdings Ltd.
5.25% due 6/15/31
c
EUR 425,000 497,974
Calderys Financing LLC
11.25% due 6/1/28
c
425,000 451,285
Axon Enterprise, Inc.
6.25% due 3/15/33
c
400,000 416,131
Crown Americas LLC
5.88% due 6/1/33
c
375,000 383,550
Amsted Industries, Inc.
4.63% due 5/15/30
c
375,000 367,650
Sealed Air Corp/Sealed Air Corp.
US
7.25% due 2/15/31
c
350,000 364,470

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
90 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
INDUSTRIAL - 14.1% (continued)
EnerSys
6.63% due 1/15/32
c
175,000 $ 182,119
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 4/1/32
c
175,000 179,408
AAR Escrow Issuer LLC
6.75% due 3/15/29
c
150,000 155,226
Total Industrial 26,047,192
FINANCIAL - 14.0%
Jane Street Group / JSG
Finance, Inc.
6.13% due 11/1/32
c
800,000 814,048
7.13% due 4/30/31
c
475,000 499,114
6.75% due 5/1/33
c
250,000 260,949
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/1/33
c
1,225,000 1,182,850
8.50% due 3/15/30
c
200,000 209,622
Nassau Companies of New York
7.88% due 7/15/30
c
1,400,000 1,336,310
OneMain Finance Corp.
4.00% due 9/15/30 525,000 492,114
6.13% due 5/15/30 425,000 433,324
6.75% due 9/15/33 400,000 405,051
Ardonagh Finco Ltd.
7.75% due 2/15/31
c
1,200,000 1,258,026
Hunt Companies, Inc.
5.25% due 4/15/29
c
1,225,000 1,195,798
UWM Holdings LLC
6.63% due 2/1/30
c
625,000 632,862
6.25% due 3/15/31
c
450,000 449,283
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 6/15/31
c
1,025,000 1,073,669
Starwood Property Trust, Inc.
6.50% due 10/15/30
c
500,000 521,297
7.25% due 4/1/29
c
425,000 448,843
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
c
1,000,000 962,770
Iron Mountain Information
Management Services, Inc.
5.00% due 7/15/32
c
1,000,000 954,665
PennyMac Financial Services,
Inc.
7.88% due 12/15/29
c
325,000 345,816
6.88% due 5/15/32
c
275,000 287,896
7.13% due 11/15/30
c
175,000 183,965
6.75% due 2/15/34
c
125,000 129,216
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
FINANCIAL - 14.0% (continued)
United Wholesale Mortgage LLC
5.50% due 4/15/29
c
475,000 $ 471,596
5.75% due 6/15/27
c
375,000 375,999
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/1/31
c
775,000 798,782
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 3/1/31
c
724,000 687,507
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/1/30
c
650,000 662,997
Encore Capital Group, Inc.
9.25% due 4/1/29
c
600,000 632,250
Asurion LLC and Asurion
Company-Issuer, Inc.
8.00% due 12/31/32
c
600,000 622,567
Hightower Holding LLC
9.13% due 1/31/30
c
575,000 609,085
USI, Inc.
7.50% due 1/15/32
c
575,000 602,645
Kennedy-Wilson, Inc.
4.75% due 2/1/30 450,000 424,134
4.75% due 3/1/29 150,000 145,657
Kane Bidco Ltd.
5.78% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 7/15/32
◊,c
EUR 475,000 564,363
Aretec Group, Inc.
10.00% due 8/15/30
c
517,000 557,917
Liberty Mutual Group, Inc.
4.30% due 2/1/61
c
750,000 498,355
Focus Financial Partners LLC
6.75% due 9/15/31
c
475,000 488,356
Walker & Dunlop, Inc.
6.63% due 4/1/33
c
475,000 487,314
Ryan Specialty LLC
5.88% due 8/1/32
c
475,000 485,340
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC
7.25% due 2/15/31
c
450,000 463,412
HUB International Ltd.
7.38% due 1/31/32
c
425,000 446,060
Rfna LP
7.88% due 2/15/30
c
425,000 432,246
Sherwood Financing plc
7.60% (3 Month EURIBOR +
5.50%, Rate Floor: 0.00%)
due 12/15/29
◊,c
EUR 375,000 425,587

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
| 91
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
FINANCIAL - 14.0% (continued)
Rocket Mortgage LLC / Rocket
Mortgage Company-Issuer,
Inc.
4.00% due 10/15/33
c
350,000 $ 325,184
SLM Corp.
6.50% due 1/31/30 300,000 310,517
Osaic Holdings, Inc.
6.75% due 8/1/32
c
275,000 287,270
Total Financial 25,882,628
COMMUNICATIONS - 6.3%
CCO Holdings LLC / CCO
Holdings Capital Corp.
4.50% due 5/1/32 1,750,000 1,570,690
4.25% due 1/15/34
c
975,000 829,017
Vmed O2 UK Financing I plc
6.75% due 1/15/33
c
1,000,000 991,035
7.75% due 4/15/32
c
350,000 364,735
CSC Holdings LLC
3.38% due 2/15/31
c
1,025,000 620,697
4.13% due 12/1/30
c
975,000 597,873
Sunrise FinCo I B.V.
4.88% due 7/15/31
c
1,200,000 1,143,000
AMC Networks, Inc.
10.50% due 7/15/32
c
825,000 911,411
4.25% due 2/15/29 41,000 36,436
Altice France S.A.
9.50% due 11/1/29
c
693,090 712,885
6.88% due 7/15/32
c
192,525 184,620
McGraw-Hill Education, Inc.
8.00% due 8/1/29
c
775,000 783,122
7.38% due 9/1/31
c
100,000 105,506
Match Group Holdings II LLC
5.63% due 2/15/29
c
375,000 376,146
6.13% due 9/15/33
c
200,000 202,395
Outfront Media Capital LLC /
Outfront Media Capital Corp.
4.25% due 1/15/29
c
550,000 535,638
Sirius XM Radio LLC
5.50% due 7/1/29
c
525,000 529,296
Gen Digital, Inc.
6.25% due 4/1/33
c
475,000 489,835
Lamar Media Corp.
5.38% due 11/1/33
c
375,000 372,543
Zayo Group Holdings, Inc.
9.25% (in-kind rate was 0.50%)
due 3/9/30
c,f
192,992 183,342
Total Communications 11,540,222
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
ENERGY - 6.0%
CVR Energy, Inc.
5.75% due 2/15/28
c
1,179,000 $ 1,162,583
8.50% due 1/15/29
c
350,000 359,747
ITT Holdings LLC
6.50% due 8/1/29
c
1,500,000 1,439,477
Venture Global Plaquemines
LNG LLC
7.75% due 5/1/35
c
850,000 930,710
6.75% due 1/15/36
c
350,000 358,502
TransMontaigne Partners LLC
8.50% due 6/15/30
c
1,100,000 1,110,545
Venture Global LNG, Inc.
8.13% due 6/1/28
c
525,000 531,774
7.00% due 1/15/30
c
400,000 384,972
Buckeye Partners, LP
6.88% due 7/1/29
c
775,000 806,164
Sunoco, LP
7.25% due 5/1/32
c
500,000 528,668
4.63% due 5/1/30
c
275,000 267,157
Sunoco LP
5.88% due 3/15/34
c
700,000 699,938
CQP Holdco LP / BIP-V Chinook
Holdco LLC
7.50% due 12/15/33
c
600,000 642,881
Venture Global Calcasieu Pass
LLC
6.25% due 1/15/30
c
500,000 506,208
Global Partners, LP / GLP
Finance Corp.
7.13% due 7/1/33
c
425,000 432,753
Kinetik Holdings LP
5.88% due 6/15/30
c
350,000 353,136
Hess Midstream Operations, LP
5.88% due 3/1/28
c
300,000 305,632
Global Partners LP / GLP
Finance Corp.
6.88% due 1/15/29 250,000 253,306
Total Energy 11,074,153
BASIC MATERIALS - 5.5%
Kaiser Aluminum Corp.
5.88% due 3/1/34
c
700,000 702,196
4.50% due 6/1/31
c
600,000 579,675
WR Grace Holdings LLC
6.63% due 8/15/32
c
600,000 607,662
7.38% due 3/1/31
c
575,000 588,819
INEOS Finance plc
6.75% due 5/15/28
c
1,100,000 973,128

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
92 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
BASIC MATERIALS - 5.5% (continued)
Arsenal AIC Parent LLC
8.00% due 10/1/30
c
850,000 $ 901,987
SK Invictus Intermediate II SARL
5.00% due 10/30/29
c
800,000 792,157
Novelis Corp.
4.75% due 1/30/30
c
525,000 507,150
3.88% due 8/15/31
c
200,000 182,293
6.38% due 8/15/33
c
100,000 101,377
Carpenter Technology Corp.
5.63% due 3/1/34
c
760,000 771,951
Alcoa Nederland Holding B.V.
7.13% due 3/15/31
c
550,000 584,377
Minerals Technologies, Inc.
5.00% due 7/1/28
c
572,000 566,280
Compass Minerals International,
Inc.
8.00% due 7/1/30
c
275,000 287,743
6.75% due 12/1/27
c
261,000 260,992
Perimeter Holdings LLC
6.25% due 1/15/34
c
500,000 496,714
Ingevity Corp.
3.88% due 11/1/28
c
450,000 438,171
Commercial Metals Co.
6.00% due 12/15/35
c
400,000 410,062
Axalta Coating Systems Dutch
Holding B B.V.
7.25% due 2/15/31
c
250,000 263,654
Illuminate Buyer LLC / Illuminate
Holdings IV, Inc.
9.00% due 7/1/28
c
196,000 196,265
Mirabela Nickel Ltd.
due 6/24/19
a,g,h
278,115 695
Total Basic Materials 10,213,348
TECHNOLOGY - 3.3%
Cloud Software Group, Inc.
6.50% due 3/31/29
c
1,000,000 1,013,088
6.63% due 8/15/33
c
600,000 594,634
Capstone Borrower, Inc.
8.00% due 6/15/30
c
1,275,000 1,313,217
Dye & Durham Ltd.
8.63% due 4/15/29
c
1,200,000 1,131,734
TeamSystem SpA
5.53% (3 Month EURIBOR +
3.50%, Rate Floor: 3.50%)
due 7/31/31
◊,c
EUR 700,000 828,202
Amentum Holdings, Inc.
7.25% due 8/1/32
c
450,000 474,338
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 86.4% (continued)
TECHNOLOGY - 3.3% (continued)
Xerox Corp.
10.25% due 10/15/30
c
475,000 $ 454,455
Fair Isaac Corp.
6.00% due 5/15/33
c
300,000 308,144
Total Technology 6,117,812
UTILITIES - 0.7%
Terraform Global Operating, LP
6.13% due 3/1/26
c
785,000 779,410
ContourGlobal Power Holdings
S.A.
6.75% due 2/28/30
c
550,000 567,111
Total Utilities 1,346,521
Total Corporate Bonds
(Cost $158,608,388) 159,322,460
SENIOR FLOATING RATE INTERESTS - 6.4%
CONSUMER, NON-CYCLICAL - 2.8%
Blue Ribbon LLC
10.13% (3 Month Term SOFR
+ 6.00%, Rate Floor: 0.75%)
due 5/8/28
◊
924,051 598,323
7.86% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%) due
5/8/28
◊,a,f
359,155 351,972
Auxey Midco, Ltd.
10.03% (1 Month Term SOFR +
6.00%) due 6/29/27
◊
937,274 881,037
Womens Care Holdings, Inc.
8.44% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 1/15/28
◊
639,900 595,907
Scribeamerica LLC
10.25% due 4/3/25
a
753,236 519,733
Secretariat Advisors LLC
7.67% (3 Month Term SOFR +
4.00%) due 2/28/32
◊
420,745 421,010
Midwest Physician
Administrative Services
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 3/12/28
◊
460,902 417,246
Ingenovis Health, Inc.
8.33% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 3/6/28
◊
1,502,209 401,841
Weight Watchers International
Holdings, Ltd.
10.49% (3 Month Term SOFR
+ 6.80%, Rate Floor: 0.50%)
due 6/24/30
◊
339,457 297,510
Balrog Acquisition, Inc.
8.33% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/5/28
◊,a
341,250 283,238

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
| 93
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 6.4% (continued)
CONSUMER, NON-CYCLICAL - 2.8% (continued)
Florida Food Products LLC
9.05% (3 Month Term SOFR +
5.00%, Rate Floor: 1.00%)
due 10/18/30
◊
182,369 $ 136,777
9.43% (3 Month Term SOFR +
5.50%, Rate Floor: 2.00%)
due 10/18/30
◊
71,245 70,295
Moran Foods LLC
11.02% (3 Month Term SOFR
+ 7.25%, Rate Floor: 1.00%)
due 6/30/26
◊,a
472,753 183,011
5.67% (3 Month Term SOFR
+ 2.00%) (in-kind rate was
9.35%) due 6/30/26
◊,a,f
347,766 2,810
Transnetwork LLC
8.42% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
49,370 46,655
Total Consumer, Non-cyclical 5,207,365
INDUSTRIAL - 1.5%
Graftech Finance, Inc.
9.86% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
790,136 801,656
Michael Baker International LLC
7.84% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/1/28
◊
497,574 498,196
STS Operating, Inc.
7.82% (1 Month Term SOFR +
4.00%) due 3/25/31
◊
393,000 392,509
Engineering Research &
Consulting LLC
8.67% (3 Month Term SOFR +
5.00%) due 8/29/31
◊,a
470,250 329,175
Pelican Products, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
344,420 310,408
Mannington Mills, Inc.
8.42% (3 Month Term SOFR +
4.75%) due 3/7/32
◊
279,917 277,117
Osmose Utility Services, Inc.
7.08% (1 Month Term SOFR +
3.25%, Rate Floor: 1.50%)
due 6/23/28
◊
125,664 123,230
Total Industrial 2,732,291
TECHNOLOGY - 1.0%
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR +
4.25%) due 6/26/31
◊
949,952 930,953
Modena Buyer LLC
8.09% (3 Month Term SOFR +
4.25%) due 7/1/31
◊
495,000 491,906
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 6.4% (continued)
TECHNOLOGY - 1.0% (continued)
Dye & Durham Corp.
8.02% (3 Month Term SOFR +
4.25%, Rate Floor: 1.00%)
due 4/11/31
◊
330,625 $ 304,175
Central Parent LLC
6.92% (3 Month Term SOFR +
3.25%) due 7/6/29
◊
54,246 45,815
Total Technology 1,772,849
FINANCIAL - 0.6%
Galaxy Bidco, Ltd.
6.12% (6 Month EURIBOR +
4.00%) due 12/19/29
◊
EUR 600,000 711,610
Avison Young Canada, Inc.
5.49% (3 Month Term SOFR +
1.50%, Rate Floor: 2.00%)
(in-kind rate was 6.50%) due
3/12/29
◊,f
231,933 96,639
10.33% (3 Month Term SOFR
+ 6.25%, Rate Floor: 2.00%)
due 3/12/28
◊
82,702 75,121
5.60% (3 Month Term SOFR +
1.50%, Rate Floor: 2.00%)
(in-kind rate was 6.50%) due
3/12/29
◊,f
25,844 5,169
Nexus Buyer LLC
7.72% (1 Month Term SOFR +
4.00%) due 7/31/31
◊
124,688 123,623
Total Financial 1,012,162
CONSUMER, CYCLICAL - 0.5%
SGH2 LLC
8.17% (3 Month Term SOFR +
4.50%) due 7/19/32
◊
428,925 429,998
Accuride Corp.
8.42% (3 Month Term SOFR
+ 3.61%) (in-kind rate was
3.00%) due 3/7/30
◊,a,b,f
211,193 395,873
Asphalt Atd Holdco LLC
11.30% (3 Month Term SOFR
+ 7.00%) (in-kind rate was
4.00%) due 2/28/30
◊,a
178,180 160,362
Total Consumer, Cyclical 986,233
Total Senior Floating Rate Interests
(Cost $13,917,317) 11,710,900

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
94 |
See Sector Classification in Other Information section.
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 0.2%
INFRASTRUCTURE - 0.2%
Hotwire Funding LLC
2021-1, C 4.46% due 11/20/51
c
400,000 $ 393,861
Total Asset-Backed Securities
(Cost $305,761) 393,861
Total Investments - 97.3%
(Cost $181,770,434)
$ 179,451,679
Other Assets & Liabilities, net - 2.7% 5,003,785
Total Net Assets - 100% $ 184,455,464
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $149,462,946 (cost $148,471,416), or 81.0% of total net assets.
d
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
e
Rate indicated is the 7-day yield as of December 31, 2025.
f
Payment-in-kind security.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $695 (cost
$252,369), or 0.0% of total net assets - See Note 5 .
h
Security is in default of interest and/or principal obligations.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 8,980,000 10,574,176 USD 1/15/26 $ 14,409
Morgan Stanley & Co. LLC EUR Sell 483,000 434,201 USD 1/15/26 286
Morgan Stanley & Co. LLC CAD Sell 543,000 395,073 USD 1/15/26 (858)
JPMorgan Chase Bank NA GBP Sell 659,000 884,307 USD 1/15/26 (3,804)
$ 10,033
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
plc — Public Limited Company

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
| 95
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 194,075 $ 465,662 $ 715,296 $ 1,375,033
Preferred Stocks 450,180 2,428,391 268 2,878,839
Rights — — 12 12
Money Market Funds 3,770,574 — — 3,770,574
Warrants —
a
— — —
a
Corporate Bonds — 159,321,765 695 159,322,460
Senior Floating Rate Interests — 9,438,071 2,272,829 11,710,900
Asset-Backed Securities — 393,861 — 393,861
Forward Foreign Currency Exchange Contracts
b
— 14,695 — 14,695
Unfunded loan commitments ( Note 4 )
b
— — 6,863 6,863
Total Assets $ 4,414,829 $ 172,062,445 $ 2,995,963 $ 179,473,237
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
b
$ — $ 4,662 $ — $ 4,662
a
Includes securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Common Stocks $ 597,051 Third Party Pricing Vendor Price — —
Common Stocks 87,857 Model Price Purchase Price — —
Common Stocks 19,765 Enterprise Value Valuation Multiple 1.8x-8.8x 1.8x
Common Stocks 10,623 Model Price Liquidation Value — —
Corporate Bonds 695 Third Party Pricing Broker Quote — —
Preferred Stocks 267 Model Price Purchase Price — —
Preferred Stocks 1 Model Price Liquidation Value — —
Rights 12 Model Price Purchase Price — —
Senior Floating Rate Interests 1,530,773 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 581,694 Model Price Liquidation Value — —
Senior Floating Rate Interests 160,362 Model Price Purchase Price — —
Unfunded loan commitments 6,863 Model Price Purchase Price — —
Total Assets $ 2,995,963
a
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
HIGH YIELD FUND
December 31, 2025
96 |
of $1,492,614 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities to transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:
Assets
Corporate
Bonds
Senior
Floating
Rate
Interests
Common
Stocks
Preferred
Stocks Rights
Unfunded
Loan
Commitments
Total
Assets
Beginning Balance
$ 695 $ 1,434,820 $ 313,371 $ 2 $ 813 $ 32 $ 1,749,733
Purchases/(Receipts) — 35,247 — — — 476 35,723
(Sales, maturities and paydowns)/Fundings — (875) (12,896) — — — (13,771)
Total realized gains (losses) included in
earnings — 18 — — — — 18
Total change in unrealized appreciation
(depreciation) included in earnings — (91,944) (182,230) 266 (801) 6,355 (268,354)
Transfers into Level 3 — 895,563 597,051 — — — 1,492,614
Ending Balance $ 695 $ 2,272,829 $ 715,296 $ 268 $ 12 $ 6,863 $ 2,995,963
Net change in unrealized appreciation
(depreciation) for investments in Level 3
securities still held at December 31, 2025 $ — $ (91,944) $ (182,230) $ 266 $ (801) $ 6,355 $ (268,354)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
9/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Common Stocks
BP Holdco LLC* $ 19,383 $ — $ — $ — $ (1) $ 19,382 23,711 $ —
Accuride Corp.* 28 — — — 1 29 282,985 —
Accuride Liquidating
Trust* — — — — — — 17 —
Senior Floating Rate
Interests
Accuride Corp. (3 Month
Term SOFR + 3.61%)
(in-kind rate was 3.00%)
due 3/7/30
◊,a
387,874 4,505 — — 3,494 395,873 211,193 —
$ 407,285 $ 4,505 $ — $ — $ 3,494 $ 415,284 $ —
* Non-income producing security.
◊ Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a Payment-in-kind security.

| 97
SCHEDULE OF INVESTMENTS (Unaudited)
LIMITED DURATION FUND
December 31, 2025
a
A
A
SHARES VALUE
PREFERRED STOCKS - 0.6%
FINANCIAL - 0.6%
Citigroup, Inc.
3.88% 15,000,000 $ 14,947,687
6.88% 5,000,000 5,195,526
Wells Fargo & Co.
3.90%
a
12,100,000 12,062,357
Total Financial 32,205,570
Total Preferred Stocks
(Cost $31,935,810) 32,205,570
MUTUAL FUNDS - 1.2%
Guggenheim Ultra Short
Duration Fund— Institutional
Shares
b
3,488,362 35,162,687
Guggenheim Strategy Fund
III
b
716,634 17,851,361
Guggenheim Strategy Fund
II
b
616,492 15,295,175
Total Mutual Funds
(Cost $67,099,820) 68,309,223
MONEY MARKET FUNDS
c
- 1.3%
Dreyfus Treasury Securities
Cash Management Fund—
Institutional Shares, 3.64%
d
39,149,283 39,149,283
Dreyfus Treasury Obligations
Cash Management Fund—
Institutional Shares, 3.65%
d
34,095,285 34,095,285
Total Money Market Funds
(Cost $73,244,568) 73,244,568
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 19,663 98
Total Warrants
(Cost $45,531) 98
A
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9%
GOVERNMENT AGENCY - 24.1%
Uniform MBS 30 Year
4.50% due 2/1/41
e
424,447,488 424,414,326
4.50% due 1/1/41
e
205,152,512 205,224,635
5.50% due 2/1/56
e
46,170,000 46,772,292
3.00% due 2/1/56
e
31,040,000 27,430,388
6.00% due 2/1/56
e
26,670,000 27,369,278
Freddie Mac
5.00% due 6/1/55 44,594,155 44,483,448
5.50% due 2/1/53 31,621,201 32,399,848
5.00% due 3/25/52 30,070,194 30,173,377
5.00% due 11/25/51 25,296,891 25,376,963
5.00% due 4/25/53 24,888,453 24,984,609
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
GOVERNMENT AGENCY - 24.1% (continued)
5.00% due 10/25/51 21,909,824 $ 21,963,074
5.50% due 7/25/53 20,429,941 20,714,505
5.50% due 12/25/51 19,096,038 19,446,209
6.00% due 8/1/54 18,536,076 19,284,925
5.00% due 6/1/53 17,049,016 17,134,595
5.00% due 2/1/53 14,894,076 14,974,254
5.25% due 4/25/53 12,325,550 12,479,593
5.00% due 12/25/51 11,877,624 11,928,325
5.00% due 2/25/52 9,083,390 9,094,732
6.00% due 10/1/55 7,445,071 7,648,691
5.50% due 4/25/51 6,530,355 6,620,029
Fannie Mae
5.00% due 1/25/53 47,306,522 47,466,310
6.00% due 10/1/55 32,633,350 33,551,428
5.00% due 10/25/51 27,231,211 27,349,599
5.00% due 2/25/54 26,705,909 26,784,483
5.00% due 6/25/53 25,595,293 25,731,409
5.50% due 11/25/51 24,669,608 24,900,953
5.00% due 11/25/53 22,645,317 22,684,595
5.50% due 12/25/50 15,560,875 15,692,110
5.00% due 9/25/55 13,852,237 13,864,038
5.00% due 5/25/52 11,768,164 11,778,556
6.00% due 11/1/55 6,834,629 7,026,908
5.00% due 8/1/53 6,672,782 6,682,367
6.50% due 4/25/49 4,121,687 4,202,200
5.00% due 6/1/53 2,359,253 2,359,372
Government National Mortgage
Association
5.25% due 3/20/52 20,910,282 21,167,885
5.00% due 1/20/55 12,088,205 12,091,701
6.00% due 6/20/47 837,412 838,766
Ginnie Mae
6.00% due 9/20/45 6,731,898 6,783,088
Freddie Mac Seasoned Credit
2.00% due 5/25/60 2,734,485 2,191,226
2.00% due 11/25/59 1,567,655 1,257,021
Fannie Mae-Aces
1.49%, (WAC) due 3/25/35
◊,f
5,868,832 457,225
Total Government Agency 1,364,779,336
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
OBX Trust
2025-NQM16, A1 4.91%,
(WAC) due 8/25/65
◊,g
13,067,045 13,075,399
2024-NQM5, A1 5.99% due
1/25/64
g,h
12,343,691 12,449,290
2025-NQM10, A1 5.45% due
5/25/65
g,h
12,055,109 12,153,040

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
98 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
2025-J3, A5 5.00%, (WAC) due
10/25/55
◊,g
11,637,681 $ 11,604,024
2025-NQM13, A1 5.44%,
(WAC) due 5/25/65
◊,g
11,077,691 11,174,097
2025-R1, A2 5.09% due
9/25/62
g,h
4,500,000 4,491,855
2024-NQM18, A3 5.87% due
10/25/64
g,h
4,412,665 4,438,345
2024-NQM18, A2 5.66% due
10/25/64
g,h
3,273,913 3,289,723
2025-NQM2, A2 5.75% due
11/25/64
g,h
3,091,563 3,112,473
2024-NQM8, A1 6.23% due
5/25/64
g,h
2,130,376 2,155,376
2025-NQM1, A1 5.55%, (WAC)
due 12/25/64
◊,g
1,933,366 1,949,172
2024-NQM9, A2 6.28% due
1/25/64
g,h
1,873,710 1,892,541
2024-NQM17, A2 5.86% due
11/25/64
g,h
1,504,056 1,520,808
2025-NQM3, A2 5.85% due
12/1/64
g,h
1,237,989 1,248,196
2025-NQM3, A3 5.95% due
12/1/64
g,h
1,237,989 1,247,617
GCAT Trust
2025-NQM4, A1 5.53% due
6/25/70
g,h
20,414,724 20,597,773
2025-NQM3, A1 5.55% due
5/25/70
g,h
12,349,954 12,460,008
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,g
11,270,297 11,492,986
2025-NQM2, A1 5.60% due
4/25/70
g,h
10,872,170 10,976,072
2022-NQM3, A1 4.35%, (WAC)
due 4/25/67
◊,g
7,367,011 7,343,159
2025-NQM1, A1 5.37% due
11/25/69
g,h
3,974,766 4,000,434
2024-NQM2, A1 6.09% due
6/25/59
g,h
1,941,758 1,961,914
Verus Securitization Trust
2025-12, A3 5.37% due
12/25/70
g,h
14,550,000 14,580,605
2025-2, A1 5.31% due 3/25/70
g,h
10,720,503 10,785,748
2025-7, A1 5.13% due 8/25/70
g,h
8,690,746 8,724,658
2025-5, A1 5.43% due 6/25/70
g,h
4,989,507 5,029,387
2021-4, A3 1.35%, (WAC) due
7/25/66
◊,g
4,755,772 4,064,149
2021-5, A3 1.37%, (WAC) due
9/25/66
◊,g
4,384,784 3,836,841
2021-3, A3 1.44%, (WAC) due
6/25/66
◊,g
2,711,919 2,394,689
2025-1, A2 5.77% due 1/25/70
g,h
2,165,396 2,180,830
2024-5, A2 6.45% due 6/25/69
g,h
2,084,471 2,108,981
2021-6, A3 1.89%, (WAC) due
10/25/66
◊,g
2,137,710 1,899,076
2024-9, A3 5.89% due
11/25/69
g,h
1,751,822 1,763,599
2025-9, A2 5.19% due
10/27/70
g,h
1,222,625 1,225,862
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
2025-1, A1 5.62%, (WAC) due
1/25/70
◊,g
1,082,691 $ 1,092,711
Towd Point Mortgage Trust
2025-FIX1, A1 4.97% due
9/25/65
g,h
13,505,172 13,507,126
2025-1, A1A 4.82%, (WAC) due
6/25/65
◊,g
12,260,270 12,310,678
2025-HE1, A1B 5.42% (30 Day
Average SOFR + 1.55%, Rate
Floor: 1.55%) due 7/25/65
◊,g
10,000,000 9,999,967
2025-CES4, A1A 5.09% due
10/25/65
g,h
7,272,268 7,298,524
2025-HE1, A2 5.52% (30 Day
Average SOFR + 1.65%, Rate
Floor: 1.65%) due 7/25/65
◊,g
3,834,000 3,833,941
2024-4, A1A 4.58%, (WAC) due
10/27/64
◊,g
2,636,299 2,644,440
2017-6, A1 2.75%, (WAC) due
10/25/57
◊,g
2,625,996 2,591,830
2018-2, A1 3.25%, (WAC) due
3/25/58
◊,g
1,003,494 994,654
2023-CES1, A1A 6.75%, (WAC)
due 7/25/63
◊,g
604,463 607,204
2018-1, A1 3.00%, (WAC) due
1/25/58
◊,g,i
84,383 83,712
PRPM LLC
2025-7, A1 5.50% due 8/25/30
g
11,892,045 11,921,491
2025-8, A1 5.39% due
10/25/30
g,h
10,491,669 10,507,070
2025-RCF3, A1 5.25% due
7/25/55
g,h
10,222,283 10,310,567
2025-6, A1 5.77% due 8/25/28
g
7,023,897 7,035,207
2024-RPL2, A1 3.50% due
5/25/54
g,h
3,665,733 3,581,192
2025-5, A1 5.73% due 7/25/30
g,h
3,457,712 3,460,491
2024-6, A1 5.70% due
11/25/29
g,h
1,737,329 1,738,018
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,g
40,537,856 42,738,373
FIGRE Trust
2025-PF2, A 5.02%, (WAC) due
10/25/55
◊,g
9,668,940 9,650,140
2025-HE6, A 5.04%, (WAC) due
9/25/55
◊,g
8,927,280 8,899,410
2025-PF1, A 5.76%, (WAC) due
6/25/55
◊,g
4,599,401 4,666,678
2024-HE6, A 5.72%, (WAC) due
12/25/54
◊,g
4,332,379 4,369,543
2025-HE1, A 5.83%, (WAC) due
1/25/55
◊,g
4,145,735 4,212,590
2025-HE8, A 5.21%, (WAC) due
11/25/55
◊,g
4,101,880 4,101,202
2024-HE2, A 6.38%, (WAC) due
5/25/54
◊,g
2,430,359 2,494,183
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,g
2,061,266 2,087,744
2024-HE3, A 5.94%, (WAC) due
7/25/54
◊,g
1,213,772 1,235,385

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 99
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
HOMES Trust
2025-AFC3, A1 4.93%, (WAC)
due 8/25/60
◊,g
15,764,718 $ 15,763,288
2025-AFC2, A1A 5.47% due
6/25/60
g,h
13,942,401 14,051,995
2025-NQM4, A1 5.22% due
8/25/70
g,h
7,404,054 7,430,201
2024-AFC2, A1 5.58%, (WAC)
due 10/25/59
◊,g
2,901,662 2,921,988
RCKT Mortgage Trust
2025-CES6, A1A 5.47% due
6/25/55
g,h
13,633,135 13,763,612
2025-CES8, A1A 5.15%, (WAC)
due 8/25/55
◊,g
8,500,838 8,545,881
2025-CES5, A1A 5.69% due
5/25/55
g,h
6,354,753 6,435,969
2025-CES7, A1A 5.38% due
7/25/55
g,h
4,553,104 4,597,060
2024-CES4, A1A 6.15% due
6/25/44
g,h
3,936,353 3,983,131
2025-CES1, A1A 5.65% due
1/25/45
g,h
2,299,584 2,322,363
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
g
16,494,062 16,495,055
2021-GS4, A1 5.65% due
11/25/60
g
13,474,394 13,484,718
2021-GS2, A1 5.75% due
4/25/61
g
5,793,848 5,795,831
2021-GS5, A1 6.25% due
7/25/67
g
3,683,027 3,685,986
BRAVO Residential Funding
Trust
2025-NQM7, A1 5.46%, (WAC)
due 7/25/65
◊,g
12,351,786 12,461,370
2024-NQM1, A1 5.94% due
12/1/63
g,h
7,099,913 7,148,002
2025-NQM8, A1B 5.08% due
6/25/65
g,h
4,689,280 4,696,248
2025-CES2, A1 4.96% due
7/26/55
g,h
4,549,391 4,544,047
2024-NQM6, A2 5.66% due
8/1/64
g,h
2,497,263 2,507,729
2025-NQM1, A2 5.81% due
12/25/64
g,h
2,420,799 2,438,082
2025-NQM2, A3 5.93% due
11/25/64
g,h
1,667,513 1,679,369
2022-NQM3, A3 5.50%, (WAC)
due 7/25/62
◊,g
552,375 551,807
Cross Mortgage Trust
2025-H1, A1 5.74%, (WAC) due
2/25/70
◊,g
19,105,115 19,292,448
2025-H6, A1 5.18%, (WAC) due
7/25/70
◊,g
11,474,603 11,522,355
2025-H2, A1 5.36%, (WAC) due
3/25/70
◊,g
2,332,694 2,345,615
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,g
26,032,988 26,520,294
2025-INV7, A7 6.00%, (WAC)
due 6/25/56
◊,g
3,352,910 3,406,667
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
2025-INV7, A8 5.50%, (WAC)
due 6/25/56
◊,g
1,764,690 $ 1,776,791
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
g
31,601,777 31,601,777
GS Mortgage-Backed Securities
Trust
2025-HE1, A1 5.42% (30 Day
Average SOFR + 1.55%, Rate
Floor: 1.55%) due 10/25/55
◊,g
14,599,470 14,634,034
2021-PJ10, A6 2.50%, (WAC)
due 3/25/52
◊,g
8,708,301 8,135,830
2025-NQM3, A1 5.14% due
11/25/65
g,h
7,350,307 7,368,312
2020-NQM1, A1 1.38%, (WAC)
due 9/27/60
◊,g
1,102,884 1,052,826
CSMC Trust
2021-RPL7, A1 4.21%, (WAC)
due 7/27/61
◊,g
9,109,333 9,071,811
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,g
8,839,813 8,805,675
2021-NQM8, A3 2.41%, (WAC)
due 10/25/66
◊,g
6,223,150 5,492,617
2021-RPL9, A1 3.87%, (WAC)
due 2/25/61
◊,g
3,260,660 3,248,347
2018-RPL9, A1 3.85%, (WAC)
due 9/25/57
◊,g
2,734,038 2,701,194
2020-NQM1, A2 2.41% due
5/25/65
g,i
947,848 902,801
Provident Funding Mortgage
Trust
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,g
23,796,910 23,921,625
2025-1, A3 5.50%, (WAC) due
2/25/55
◊,g
5,090,473 5,115,243
LHOME Mortgage Trust
2024-RTL5, A1 5.32% due
9/25/39
g,h
20,200,000 20,237,958
2025-RTL3, A1 5.24% due
8/25/40
g,h
7,900,000 7,922,876
NYMT Loan Trust
2025-INV2, A1 5.00%, (WAC)
due 10/25/60
◊,g
9,890,440 9,939,439
2025-CP1, A1 3.75%, (WAC)
due 11/25/69
◊,g
9,050,295 8,736,440
2025-INV2, A2 5.25% due
10/25/60
g,h
2,126,445 2,134,733
2025-INV2, A3 5.46% due
10/25/60
g,h
346,165 347,503
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,g
13,863,856 13,091,879
2025-1, A4 6.00%, (WAC) due
6/25/55
◊,g
5,088,121 5,160,753
2024-NQM1, A1 5.59% due
2/25/64
g,h
1,598,881 1,611,650
Sequoia Mortgage Trust
2025-5, A5 5.50%, (WAC) due
6/25/55
◊,g
9,562,906 9,592,197

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
100 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
2025-1, A4 6.00%, (WAC) due
1/25/55
◊,g
4,781,224 $ 4,834,174
2025-6, A11 5.50%, (WAC) due
7/25/55
◊,g
4,031,283 4,044,917
2024-5, A11 6.00%, (WAC) due
6/25/54
◊,g
1,093,208 1,093,972
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM3, A1 5.53%, (WAC)
due 5/25/70
◊,g
14,212,963 14,312,780
2025-SPL1, A2 4.25% due
2/25/65
g,h
2,896,137 2,811,175
Chase Home Lending Mortgage
Trust
2025-5, A4A 5.50%, (WAC) due
4/25/56
◊,g
16,522,208 16,629,837
EFMT
2025-CES4, A1 5.43% due
6/25/60
g,h
15,548,837 15,677,502
ATLX Trust
2024-RPL2, A1 3.85% due
4/25/63
g,h
14,635,943 14,296,953
Vista Point Securitization Trust
2025-CES1, A1 5.81% due
4/25/55
g,h
10,184,989 10,258,758
2024-CES3, A1 5.68% due
1/25/55
g,h
2,327,107 2,338,815
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, A1A 5.70% (30
Day Average SOFR + 1.75%,
Rate Floor: 0.00%) due
6/25/55
◊,g
12,427,058 12,446,834
Angel Oak Mortgage Trust
2025-12, A2 5.14% due
12/25/70
g,h
4,660,792 4,671,260
2024-4, A1 6.20% due 1/25/69
g,h
4,012,793 4,059,949
2021-6, A3 1.71%, (WAC) due
9/25/66
◊,g
2,069,435 1,767,150
2024-12, A2 5.86% due
10/25/69
g,h
1,015,333 1,022,731
SG Residential Mortgage Trust
2025-1, A1 5.10%, (WAC) due
12/25/65
◊,g
9,600,000 9,620,434
2022-1, A3 3.68%, (WAC) due
3/27/62
◊,g
1,524,111 1,400,503
COLT Mortgage Loan Trust
2025-3, A1 5.35% due 3/25/70
g,h
7,265,789 7,305,199
2024-2, A1 6.13% due 4/25/69
g,h
1,386,349 1,399,543
2021-2, M1 2.38%, (WAC) due
8/25/66
◊,g
1,500,000 1,086,360
Imperial Fund Mortgage Trust
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,g
9,766,364 9,226,779
New Residential Mortgage Loan
Trust
2018-2A, A1B 3.50%, (WAC)
due 2/25/58
◊,g
3,542,884 3,391,052
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,g
2,949,280 $ 2,981,439
2018-1A, A1A 4.00%, (WAC)
due 12/25/57
◊,g
1,181,631 1,157,977
2019-6A, A1B 3.50%, (WAC)
due 9/25/59
◊,g
895,798 853,434
2017-5A, A1 5.35% (1 Month
Term SOFR + 1.61%, Rate
Floor: 1.50%) due 6/25/57
◊,g,i
316,443 315,435
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
7,644,717 7,308,976
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A1 5.32% due
10/25/40
g,h
7,300,000 7,300,734
PRPM
2025-3, A1 6.26% due 5/25/30
g,h
7,110,117 7,123,561
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, A1 3.37% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
6,356,377 6,205,354
2006-BC4, A4 4.19% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
283,924 277,718
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
g,h
5,950,000 5,957,286
Morgan Stanley ABS Capital I,
Inc. Trust
2007-HE3, A2D 4.10% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.25%) due 12/25/36
◊
4,042,002 2,025,380
2007-HE3, A2C 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 12/25/36
◊
2,895,690 1,451,233
2007-HE2, A2B 3.94% (1 Month
Term SOFR + 0.20%, Rate
Floor: 0.09%) due 1/25/37
◊
2,290,253 1,052,921
2007-HE5, A2B 4.03% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 3/25/37
◊
1,464,658 621,661
Alternative Loan Trust
2007-OA7, A1B 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 5/25/47
◊
3,578,399 3,307,620
2007-OH3, A1A 4.43% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 9/25/47
◊
1,706,963 1,628,672
Deephaven Residential
Mortgage Trust
2025-CES1, A1B 5.38% due
10/25/55
g,h
4,377,166 4,392,577
Soundview Home Loan Trust
2006-OPT5, 1A1 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
7/25/36
◊
4,137,005 4,046,475

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 101
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
2005-OPT3, M1 4.55% (1
Month Term SOFR + 0.82%,
Rate Floor: 0.71%) due
11/25/35
◊,i
61,018 $ 60,929
Mill City Securities Ltd.
2024-RS1, A1 3.00% due
11/1/69
g,h
2,524,241 2,394,267
2024-RS2, A1 3.00% due
8/1/69
g,h
1,697,988 1,608,861
American Home Mortgage
Investment Trust
2006-3, 11A1 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 12/25/46
◊
4,606,576 3,951,754
NovaStar Mortgage Funding
Trust
2007-2, A1A 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/37
◊
3,639,014 3,600,823
CAFL Issuer, LP
2025-RRTL2, A1 5.18% due
11/28/40
g,h
3,500,000 3,509,709
ACHM Trust
2025-HE3, A 5.20%, (WAC) due
11/25/55
◊,g
3,400,000 3,401,414
CIM TRUST
2025-R1, A1 5.00% due
2/25/99
g,h
3,324,931 3,314,349
HarborView Mortgage Loan
Trust
2006-14, 2A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/47
◊
1,597,168 1,517,329
2006-12, 2A2A 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 1/19/38
◊
1,263,984 1,129,985
Securitized Asset Backed
Receivables LLC Trust
2007-HE1, A2B 4.07% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 12/25/36
◊
12,284,445 2,545,180
Anchor Mortgage Trust
2025-RTL1, A1 5.72% due
5/25/40
g,h
2,200,000 2,211,644
IXIS Real Estate Capital Trust
2006-HE1, A4 4.45% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 3/25/36
◊
4,252,536 2,208,357
Ellington Financial Mortgage
Trust
2021-2, A3 1.29%, (WAC) due
6/25/66
◊,g
1,611,757 1,383,802
2020-2, A3 1.64%, (WAC) due
10/25/65
◊,g,i
521,250 492,703
Asset Backed Securities Corp.
Home Equity Loan Trust
2006-HE1, M1 3.57% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 1/25/36
◊
1,718,468 1,693,489
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
Bear Stearns Asset Backed
Securities I Trust
2006-HE9, 3A 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
1,523,851 $ 1,504,453
Citigroup Mortgage Loan Trust
2006-WF1, A1 7.00% due
3/25/36 3,104,056 1,474,702
PRKCM Trust
2022-AFC2, A3 6.14%, (WAC)
due 8/25/57
◊,g
1,268,187 1,268,586
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, A3 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 11/25/36
◊
3,552,664 1,158,291
First NLC Trust
2005-4, A4 4.63% (1 Month
Term SOFR + 0.89%, Rate
Floor: 0.78%) due 2/25/36
◊
1,142,366 1,127,949
Barclays Mortgage Loan Trust
2023-NQM1, A1A 6.03% due
1/25/63
g,h
1,091,417 1,098,192
GSAA Home Equity Trust
2006-3, A3 4.45% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 3/25/36
◊
1,970,441 946,246
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,g
941,486 929,057
Lehman XS Trust
2006-16N, A4A 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 11/25/46
◊
986,727 889,708
Credit-Based Asset Servicing
and Securitization LLC
2006-CB2, AV 3.12% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 12/25/36
◊
811,662 793,568
Long Beach Mortgage Loan
Trust
2006-8, 2A3 4.17% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 9/25/36
◊
2,186,442 544,917
Banc of America Funding Trust
2015-R2, 3A2 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 4/29/37
◊,g,i
529,409 527,785
Morgan Stanley Capital I, Inc.
Trust
2006-HE1, A4 4.43% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 1/25/36
◊
440,499 430,178
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W2, M1 4.58% (1 Month
Term SOFR + 0.85%, Rate
Floor: 0.74%) due 10/25/35
◊,i
321,840 319,927

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
102 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 19.0%
(continued)
Structured Asset Investment
Loan Trust
2006-3, A5 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 6/25/36
◊,i
307,244 $ 303,467
ACE Securities Corp. Home
Equity Loan Trust
2005-HE2, M5 4.87% (1 Month
Term SOFR + 1.13%, Rate
Floor: 1.02%) due 4/25/35
◊,i
294,829 290,316
MFA Trust
2021-INV1, A3 1.26%, (WAC)
due 1/25/56
◊,g,i
228,277 219,540
Starwood Mortgage Residential
Trust
2020-1, A1 2.28%, (WAC) due
2/25/50
◊,g,i
215,169 205,681
Nomura Resecuritization Trust
2015-4R, 5A1 4.47% (1 Month
Term SOFR + 0.54%, Rate
Floor: 0.43%) due 3/26/36
◊,g,i
99,786 98,041
Residential Mortgage Loan Trust
2020-1, A1 2.38%, (WAC) due
1/26/60
◊,g,i
78,057 77,589
First Franklin Mortgage Loan
Trust
2004-FF10, M1 4.02% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.28%) due 7/25/34
◊,i
38,802 38,646
Morgan Stanley Re-REMIC Trust
2010-R5, 4B 2.86% due
6/26/36
g,i
27,991 28,800
Total Residential Mortgage-Backed Securities 1,073,203,584
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,g
20,750,000 20,762,907
2024-VLT4, B 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 6/15/41
◊,g
7,800,000 7,790,305
MILE Trust
2025-STNE, A 5.25% (1 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 7/15/42
◊,g
13,850,000 13,858,649
BX Commercial Mortgage Trust
2022-LP2, C 5.31% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.56%) due 2/15/39
◊,g
11,410,000 11,395,769
2024-AIRC, A 5.44% (1 Month
Term SOFR + 1.69%, Rate
Floor: 1.69%) due 8/15/41
◊,g
2,200,059 2,204,161
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, D 5.66% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.54%) due 6/15/38
◊,g
10,200,000 9,006,223
2016-JP2, XA 1.74%, (WAC)
due 8/15/49
◊,f
24,581,769 10,833
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
(continued)
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,g
8,250,000 $ 7,729,401
VDCM Commercial Mortgage
Trust
2025-AZ, A 5.06%, (WAC) due
7/13/44
◊,g
7,350,000 7,435,372
MHP
2022-MHIL, C 5.01% (1 Month
Term SOFR + 1.26%, Rate
Floor: 1.26%) due 1/15/39
◊,g
6,400,000 6,390,300
RWC Commercial Mortgage
Trust
2025-1, A 5.01% due 6/25/40
g
5,084,297 5,092,438
Life Mortgage Trust
2021-BMR, D 5.26% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.40%) due 3/15/38
◊,g
4,900,000 4,872,513
Wells Fargo Commercial
Mortgage Trust
2017-C38, XA 0.90%, (WAC)
due 7/15/50
◊,f
20,967,827 223,513
2017-C42, XA 0.82%, (WAC)
due 12/15/50
◊,f
11,943,786 162,377
2017-RB1, XA 1.19%, (WAC)
due 3/15/50
◊,f
7,705,365 79,820
2016-C37, XA 0.78%, (WAC)
due 12/15/49
◊,f
20,947,301 73,489
2016-NXS5, XA 1.19%, (WAC)
due 1/15/59
◊,f
1,580,897 16
Benchmark Mortgage Trust
2018-B2, XA 0.43%, (WAC) due
2/15/51
◊,f
80,858,178 536,518
BBCMS Mortgage Trust
2018-C2, XA 0.75%, (WAC) due
12/15/51
◊,f
28,417,797 481,272
CSAIL Commercial Mortgage
Trust
2019-C15, XA 0.99%, (WAC)
due 3/15/52
◊,f
17,246,590 414,075
2016-C6, XA 1.75%, (WAC) due
1/15/49
◊,f
3,495,470 35
JPMDB Commercial Mortgage
Securities Trust
2018-C8, XA 0.59%, (WAC) due
6/15/51
◊,f
28,145,869 310,153
2016-C4, XA 0.67%, (WAC) due
12/15/49
◊,f
30,302,390 85,407
2017-C5, XA 0.89%, (WAC) due
3/15/50
◊,f
2,813,241 14,965
2016-C2, XA 1.48%, (WAC) due
6/15/49
◊,f
4,233,848 3,576
DBJPM Mortgage Trust
2017-C6, XA 0.89%, (WAC) due
6/10/50
◊,f
38,109,986 334,705
UBS Commercial Mortgage
Trust
2017-C2, XA 1.04%, (WAC) due
8/15/50
◊,f
19,254,679 215,094

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 103
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 44.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
(continued)
2017-C5, XA 1.09%, (WAC) due
11/15/50
◊,f
7,779,978 $ 105,063
COMM Mortgage Trust
2018-COR3, XA 0.44%, (WAC)
due 5/10/51
◊,f
34,893,413 289,218
CD Mortgage Trust
2017-CD4, XA 1.21%, (WAC)
due 5/10/50
◊,f
12,688,669 125,317
2017-CD6, XA 0.89%, (WAC)
due 11/13/50
◊,f
10,354,647 119,377
2016-CD1, XA 1.32%, (WAC)
due 8/10/49
◊,f
5,418,176 8,568
Morgan Stanley Bank of America
Merrill Lynch Trust
2017-C34, XA 0.76%, (WAC)
due 11/15/52
◊,f
21,781,686 245,345
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, XA 1.00%, (WAC)
due 2/15/50
◊,f
27,083,088 160,803
2016-UB10, XA 1.71%, (WAC)
due 7/15/49
◊,f
6,314,712 63
CGMS Commercial Mortgage
Trust
2017-B1, XA 0.71%, (WAC) due
8/15/50
◊,f
18,924,200 156,706
GS Mortgage Securities Trust
2017-GS6, XA 0.99%, (WAC)
due 5/10/50
◊,f
10,678,051 117,736
BANK
2017-BNK6, XA 0.76%, (WAC)
due 7/15/60
◊,f
11,285,506 91,096
Citigroup Commercial Mortgage
Trust
2016-C2, XA 1.59%, (WAC) due
8/10/49
◊,f
5,285,443 12,750
2016-GC37, XA 1.48%, (WAC)
due 4/10/49
◊,f
1,195,524 12
Total Commercial Mortgage-Backed Securities 100,915,940
Total Collateralized Mortgage Obligations
(Cost $2,547,073,225) 2,538,898,860
CORPORATE BONDS - 28.6%
FINANCIAL - 15.7%
AEGON Funding Co. LLC
5.50% due 4/16/27
g
35,000,000 35,552,308
Brighthouse Financial Global
Funding
5.55% due 4/9/27
g
34,500,000 34,983,067
Athene Global Funding
1.73% due 10/2/26
g
14,700,000 14,438,528
5.03% due 7/17/30
g
13,850,000 13,953,424
5.68% due 2/23/26
g
4,750,000 4,759,587
Societe Generale SA
2.80% due 1/19/28
a,g
18,000,000 17,724,660
1.79% due 6/9/27
a,g
10,000,000 9,893,351
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
FINANCIAL - 15.7% (continued)
Macquarie Group Ltd.
1.63% due 9/23/27
a,g
16,750,000 $ 16,449,801
3.76% due 11/28/28
a,g
7,550,000 7,492,995
Lincoln Financial Global Funding
4.63% due 8/18/30
g
15,000,000 15,089,347
4.63% due 5/28/28
g
8,750,000 8,833,090
Barclays plc
4.48% due 11/11/29
a
13,650,000 13,725,323
4.94% due 9/10/30
a
9,150,000 9,331,310
Pershing Square Holdings Ltd.
3.25% due 10/1/31
g
25,600,000 23,002,877
JPMorgan Chase & Co.
1.47% due 9/22/27
a
15,000,000 14,726,263
5.04% due 1/23/28
a
7,600,000 7,678,656
CNO Global Funding
5.88% due 6/4/27
g
13,100,000 13,389,549
4.88% due 12/10/27
g
8,650,000 8,761,114
GA Global Funding Trust
4.50% due 9/18/30
g
10,000,000 9,880,556
1.63% due 1/15/26
g
7,300,000 7,293,257
4.40% due 9/23/27
g
4,650,000 4,667,260
LPL Holdings, Inc.
5.70% due 5/20/27 14,700,000 14,981,668
4.00% due 3/15/29
g
4,450,000 4,375,665
4.63% due 11/15/27
g
2,000,000 1,999,934
BNP Paribas SA
1.32% due 1/13/27
a,g
21,350,000 21,329,783
F&G Global Funding
1.75% due 6/30/26
g
14,250,000 14,073,915
4.65% due 9/8/28
g
7,000,000 7,044,451
Reliance Standard Life Global
Funding II
5.24% due 2/2/26
g
20,850,000 20,861,665
Jackson National Life Global
Funding
4.70% due 6/5/28
g
13,700,000 13,837,313
5.60% due 4/10/26
g
6,750,000 6,776,888
Nationwide Building Society
2.97% due 2/16/28
a,g
11,300,000 11,162,591
4.65% due 7/14/29
a,g
9,300,000 9,388,329
Credit Agricole SA
1.25% due 1/26/27
a,g
17,950,000 17,912,330
Fortitude Global Funding
4.63% due 10/6/28
g
17,750,000 17,753,498
American National Group, Inc.
5.00% due 6/15/27 13,075,000 13,171,927
7.00% due 12/1/55
a
4,375,000 4,379,708

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
104 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
FINANCIAL - 15.7% (continued)
Corebridge Global Funding
4.65% due 8/20/27
g
9,500,000 $ 9,588,481
5.75% due 7/2/26
g
7,250,000 7,314,272
Mutual of Omaha Companies
Global Funding
5.00% due 4/1/30
g
15,000,000 15,331,427
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
g
10,800,000 10,642,466
3.88% due 3/1/31
g
4,100,000 3,893,339
Protective Life Corp.
4.70% due 1/15/31
g
14,450,000 14,495,525
CoStar Group, Inc.
2.80% due 7/15/30
g
15,280,000 14,005,383
Mizuho Financial Group, Inc.
4.71% due 7/8/31
a
13,800,000 13,978,176
ABN AMRO Bank NV
1.54% due 6/16/27
a,g
14,000,000 13,829,332
BO GPS IV Capital Call Facility
B
4.88% due 10/30/28
i
13,650,000 13,800,584
Brookfield Asset Management
Ltd.
4.65% due 11/15/30 13,050,000 13,143,535
Project Onyx I
6.25% due 6/26/30
i
12,017,211 12,009,421
SLM Corp.
3.13% due 11/2/26 12,096,000 11,889,913
Equitable Financial Life Global
Funding
1.80% due 3/8/28
g
12,000,000 11,423,321
American National Global
Funding
5.25% due 6/3/30
g
11,150,000 11,329,440
UWM Holdings LLC
6.25% due 3/15/31
g
11,000,000 10,982,464
6.63% due 2/1/30
g
150,000 151,887
Standard Chartered plc
5.69% due 5/14/28
a,g
10,600,000 10,816,412
Citigroup, Inc.
4.50% due 9/11/31
a
10,000,000 10,030,948
Constellation Global Funding
4.85% due 10/22/30
g
10,000,000 9,915,564
Capital One Financial Corp.
4.49% due 9/11/31
a
9,900,000 9,885,479
Cooperatieve Rabobank UA
1.98% due 12/15/27
a,g
10,000,000 9,801,275
ING Groep NV
1.73% due 4/1/27
a
9,800,000 9,738,754
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
FINANCIAL - 15.7% (continued)
Starwood Property Trust, Inc.
5.25% due 10/15/28
g
9,000,000 $ 9,065,448
Santander UK Group Holdings
plc
4.86% due 9/11/30
a
8,700,000 8,803,917
VICI Properties, LP / VICI Note
Co., Inc.
4.63% due 12/1/29
g
8,700,000 8,683,021
BPCE SA
5.72% due 1/18/30
a,g
8,200,000 8,489,193
First American Financial Corp.
4.00% due 5/15/30 7,860,000 7,599,670
Enstar Group Ltd.
4.95% due 6/1/29 7,300,000 7,354,514
Iron Mountain, Inc.
4.88% due 9/15/27
g
7,360,000 7,352,522
FS KKR Capital Corp.
2.63% due 1/15/27 7,400,000 7,195,748
HSBC Holdings plc
5.13% due 3/3/31
a
7,000,000 7,173,914
Apollo Management Holdings,
LP
4.40% due 5/27/26
g
7,115,000 7,115,710
Rocket Companies, Inc.
6.13% due 8/1/30
g
6,850,000 7,080,702
OneMain Finance Corp.
3.50% due 1/15/27 7,050,000 6,981,192
7.13% due 3/15/26 18,000 18,133
Insured Lending 1 Ltd.
6.50% due 2/4/32
g,i
EUR 5,600,000 6,580,560
MidCap Funding XLVI Trust
6.28% due 4/15/28
i
6,400,000 6,400,000
NatWest Group plc
4.89% (SOFR + 1.10%) due
5/23/29
◊
6,350,000 6,378,659
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
g
6,600,000 6,354,279
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/1/30
g
5,700,000 5,813,977
Evercore, Inc.
5.17% due 7/24/30
i
5,000,000 5,018,662
National Bank of Canada
5.60% due 7/2/27
a
4,650,000 4,684,651
Deloitte LLP
3.46% due 5/7/27
i
4,500,000 4,420,238
SBA Communications Corp.
3.13% due 2/1/29 3,472,000 3,321,125

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 105
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
FINANCIAL - 15.7% (continued)
Avilease Capital Ltd.
4.75% due 11/12/30
g
3,225,000 $ 3,198,611
Hunt Companies, Inc.
5.25% due 4/15/29
g
3,250,000 3,172,524
Encore Capital Group, Inc.
6.63% due 4/15/31
g
2,700,000 2,713,481
Blue Owl IV SR SEC A
5.94% due 8/22/45
i
2,678,000 2,707,904
PennyMac Financial Services,
Inc.
6.75% due 2/15/34
g
2,550,000 2,636,004
Blue Owl IV SR SEC B
5.94% due 8/22/45
i
2,472,000 2,499,603
Citadel Securities Global
Holdings LLC
5.50% due 6/18/30
g
1,900,000 1,949,889
Aspen Insurance Holdings Ltd.
5.75% due 7/1/30 1,600,000 1,667,990
Brookfield Finance, Inc.
3.90% due 1/25/28 1,400,000 1,395,070
Brown & Brown, Inc.
4.70% due 6/23/28 1,150,000 1,163,786
AMC East Communities LLC
5.74% due 1/15/28
g
1,090,378 1,101,852
Trinity Acquisition plc
4.40% due 3/15/26 881,000 881,176
Old Republic International Corp.
3.88% due 8/26/26 700,000 699,161
Equinix, Inc.
1.55% due 3/15/28 700,000 664,001
Nassau Companies of New York
7.88% due 7/15/30
g
639,000 609,930
Morgan Stanley
3.77% due 1/24/29
a
361,000 358,961
Assurant, Inc.
4.90% due 3/27/28 350,000 354,204
United Wholesale Mortgage LLC
5.50% due 4/15/29
g
275,000 273,029
Total Financial 888,606,397
CONSUMER, NON-CYCLICAL - 3.0%
Global Payments, Inc.
2.90% due 5/15/30 28,801,000 26,717,255
4.88% due 11/15/30 14,250,000 14,265,889
3.20% due 8/15/29 2,199,000 2,096,837
Illumina, Inc.
4.75% due 12/12/30 14,400,000 14,537,545
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
CONSUMER, NON-CYCLICAL - 3.0% (continued)
Element Fleet Management
Corp.
5.64% due 3/13/27
g
9,925,000 $ 10,093,345
6.27% due 6/26/26
g
4,400,000 4,438,975
Williams Scotsman, Inc.
4.63% due 8/15/28
g
13,592,000 13,550,312
Avantor Funding, Inc.
4.63% due 7/15/28
g
10,877,000 10,817,900
Laboratory Corp. of America
Holdings
1.55% due 6/1/26 10,571,000 10,461,890
PRA Health Sciences, Inc.
2.88% due 7/15/26
g
10,280,000 10,196,437
Altria Group, Inc.
4.50% due 8/6/30 10,000,000 10,079,741
Block, Inc.
2.75% due 6/1/26 7,750,000 7,703,727
Danone SA
2.95% due 11/2/26
g
6,952,000 6,893,820
Valvoline, Inc.
3.63% due 6/15/31
g
7,434,000 6,831,100
Royalty Pharma plc
1.75% due 9/2/27 5,150,000 4,959,862
BAT Capital Corp.
4.70% due 4/2/27 4,220,000 4,249,150
3.56% due 8/15/27 527,000 522,947
Darling Global Finance BV
4.50% due 7/15/32
g
EUR 2,050,000 2,440,439
Diageo Investment Corp.
5.13% due 8/15/30 2,250,000 2,331,012
IQVIA, Inc.
5.00% due 5/15/27
g
2,300,000 2,299,371
Triton Container International
Ltd.
2.05% due 4/15/26
g
1,800,000 1,785,881
Smithfield Foods, Inc.
4.25% due 2/1/27
g
350,000 348,787
Performance Food Group, Inc.
5.50% due 10/15/27
g
100,000 100,148
Total Consumer, Non-cyclical 167,722,370
ENERGY - 2.1%
Plains All American Pipeline, LP
/ PAA Finance Corp.
4.70% due 1/15/31 14,825,000 14,908,591
MPLX, LP
4.80% due 2/15/31 14,000,000 14,147,010
ONEOK, Inc.
4.95% due 10/15/32 14,000,000 14,063,445

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
106 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
ENERGY - 2.1% (continued)
Targa Resources Partners, LP
/ Targa Resources Partners
Finance Corp.
6.88% due 1/15/29 5,844,000 $ 5,913,641
5.50% due 3/1/30 4,800,000 4,873,943
Targa Resources Corp.
4.90% due 9/15/30 7,500,000 7,641,635
4.35% due 1/15/29 1,850,000 1,855,137
BP Capital Markets plc
4.88%
a,j
6,280,000 6,247,559
6.13%
a,j
2,675,000 2,758,482
Cheniere Energy Partners, LP
4.50% due 10/1/29 8,700,000 8,718,292
DT Midstream, Inc.
4.13% due 6/15/29
g
8,700,000 8,585,307
Occidental Petroleum Corp.
5.00% due 8/1/27 6,100,000 6,211,276
HF Sinclair Corp.
5.50% due 9/1/32 5,575,000 5,650,667
Viper Energy Partners LLC
4.90% due 8/1/30 5,500,000 5,563,085
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
g
2,800,000 2,851,364
6.50% due 1/15/34
g
2,000,000 2,048,480
Venture Global LNG, Inc.
9.50% due 2/1/29
g
4,600,000 4,767,794
CVR Energy, Inc.
5.75% due 2/15/28
g
2,973,000 2,931,602
Sabine Pass Liquefaction LLC
5.00% due 3/15/27 300,000 302,016
Sunoco, LP
5.88% due 7/15/27
g
80,000 80,200
Total Energy 120,119,526
INDUSTRIAL - 2.1%
Berry Global, Inc.
1.57% due 1/15/26 11,750,000 11,738,231
4.88% due 7/15/26
g
5,165,000 5,165,925
5.80% due 6/15/31 2,500,000 2,639,134
Sealed Air Corp.
1.57% due 10/15/26
g
16,450,000 16,100,717
GXO Logistics, Inc.
6.25% due 5/6/29 15,000,000 15,797,066
TD SYNNEX Corp.
4.30% due 1/17/29 14,400,000 14,373,863
Silgan Holdings, Inc.
1.40% due 4/1/26
g
12,600,000 12,492,882
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
INDUSTRIAL - 2.1% (continued)
Vontier Corp.
1.80% due 4/1/26 7,050,000 $ 7,004,966
2.40% due 4/1/28 3,900,000 3,737,793
Graphic Packaging International
LLC
1.51% due 4/15/26
g
6,500,000 6,440,689
Penske Truck Leasing Co. LP /
PTL Finance Corp.
4.45% due 1/29/26
g
5,475,000 5,476,817
4.20% due 4/1/27
g
500,000 500,043
Weir Group plc
2.20% due 5/13/26
g
5,410,000 5,360,891
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 7/1/29
g
4,750,000 4,880,403
Jabil, Inc.
1.70% due 4/15/26 3,800,000 3,773,573
GATX Corp.
3.85% due 3/30/27 2,900,000 2,889,611
3.50% due 3/15/28 200,000 197,143
Enviri Corp.
5.75% due 7/31/27
g
2,425,000 2,426,302
Total Industrial 120,996,049
CONSUMER, CYCLICAL - 2.0%
LG Energy Solution Ltd.
5.38% due 7/2/27
g
9,650,000 9,787,295
5.38% due 7/2/29 4,550,000 4,674,452
5.25% due 4/2/28
g
1,000,000 1,018,688
Carnival Corp.
5.13% due 5/1/29
g
13,200,000 13,346,381
LG Electronics, Inc.
5.63% due 4/24/27
g
11,000,000 11,204,733
Newell Brands, Inc.
8.50% due 6/1/28
g
5,050,000 5,295,193
6.38% due 5/15/30 3,500,000 3,417,966
6.38% due 9/15/27 1,548,000 1,556,431
Polaris, Inc.
6.95% due 3/15/29 8,700,000 9,224,453
United Airlines, Inc.
4.38% due 4/15/26
g
8,125,000 8,114,850
Alt-2 Structured Trust
2.95%, (WAC) due 5/14/31
◊,i
7,632,335 7,147,807
Choice Hotels International, Inc.
3.70% due 1/15/31 7,350,000 6,996,569
VOC Escrow Ltd.
5.00% due 2/15/28
g
6,850,000 6,849,740

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 107
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
CONSUMER, CYCLICAL - 2.0% (continued)
AS Mileage Plan IP Ltd.
5.02% due 10/20/29
g
6,720,000 $ 6,766,641
Air Canada
3.88% due 8/15/26
g
4,550,000 4,528,315
Hyatt Hotels Corp.
5.75% due 4/23/30 4,320,000 4,514,465
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 5/15/28
g
3,275,000 3,358,103
American Airlines Class AA Pass
Through Trust
2017-2, AA, 3.35% due
10/15/29 2,079,291 2,017,578
2016-3, AA, 3.00% due
10/15/28 1,290,778 1,247,492
Suburban Propane Partners,
LP/Suburban Energy Finance
Corp.
5.88% due 3/1/27 2,300,000 2,301,960
Total Consumer, Cyclical 113,369,112
TECHNOLOGY - 1.1%
Oracle Corp.
4.45% due 9/26/30 25,825,000 25,265,528
CDW LLC / CDW Finance Corp.
2.67% due 12/1/26 22,350,000 22,053,115
3.25% due 2/15/29 810,000 779,822
Microchip Technology, Inc.
5.05% due 2/15/30 11,000,000 11,224,280
Qorvo, Inc.
3.38% due 4/1/31
g
1,200,000 1,110,173
4.38% due 10/15/29 963,000 948,946
TeamSystem SpA
5.28% (3 Month EURIBOR +
3.25%, Rate Floor: 0.00%)
due 7/1/32
◊,g
EUR 1,100,000 1,299,579
NCR Voyix Corp.
5.13% due 4/15/29
g
636,000 631,524
MSCI, Inc.
3.88% due 2/15/31
g
379,000 364,008
Total Technology 63,676,975
UTILITIES - 0.9%
NextEra Energy Capital
Holdings, Inc.
4.69% due 9/1/27 18,200,000 18,416,270
NRG Energy, Inc.
4.45% due 6/15/29
g
9,096,000 9,055,844
Algonquin Power & Utilities
Corp.
5.37% due 6/15/26 8,200,000 8,238,679
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
UTILITIES - 0.9% (continued)
Terraform Global Operating, LP
6.13% due 3/1/26
g
4,600,000 $ 4,567,246
Pinnacle West Capital Corp.
4.90% due 5/15/28 4,200,000 4,275,414
PacifiCorp
7.38% due 9/15/55
a
2,750,000 2,802,929
NiSource, Inc.
5.75% due 7/15/56
a
1,175,000 1,182,610
WEC Energy Group, Inc.
5.63% due 5/15/56
a
1,175,000 1,182,401
Southern Co.
3.75% due 9/15/51
a
701,000 691,074
Total Utilities 50,412,467
COMMUNICATIONS - 0.7%
NTT Finance Corp.
1.16% due 4/3/26
g
7,598,000 7,541,860
5.05% (SOFR + 1.08%) due
7/16/28
◊,g
5,000,000 5,051,250
4.62% due 7/16/28
g
1,600,000 1,621,280
SoftBank Corp.
4.70% due 7/9/30
g
14,000,000 14,044,079
Match Group Holdings II LLC
4.63% due 6/1/28
g
4,775,000 4,732,279
Bell Telephone Co. of Canada or
Bell Canada
6.88% due 9/15/55
a
3,360,000 3,466,623
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
2.80% due 4/1/31 3,250,000 2,924,398
Sirius XM Radio LLC
3.13% due 9/1/26
g
190,000 188,330
3.88% due 9/1/31
g
75,000 69,070
CSC Holdings LLC
4.13% due 12/1/30
g
250,000 153,301
AMC Networks, Inc.
4.25% due 2/15/29 6,000 5,332
Total Communications 39,797,802
INFRASTRUCTURE - 0.3%
QTS Project Thunder
5.12% due 8/21/30
i
10,000,000 10,037,133
QTS Good News Facility
6.77% due 10/9/28
i
5,697,142 5,697,142
Total Infrastructure 15,734,275

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
108 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 28.6% (continued)
TRANSPORTATION - 0.3%
Aitx Finco LLC
5.38% due 10/23/30
i
11,500,000 $ 11,489,478
Stolthaven Houston, Inc.
5.88% due 7/17/31
i
4,704,000 4,815,843
Total Transportation 16,305,321
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CBS Studio Center
6.98% due 1/9/26
i
10,000,000 9,951,325
BASIC MATERIALS - 0.1%
Compass Minerals International,
Inc.
8.00% due 7/1/30
g
5,498,000 5,752,761
Alumina Pty Ltd.
6.13% due 3/15/30
g
2,442,000 2,522,359
Minerals Technologies, Inc.
5.00% due 7/1/28
g
90,000 89,100
Total Basic Materials 8,364,220
REAL ESTATE - 0.1%
Harmoni Towers LLC
5.22% due 10/30/30
i
5,100,000 5,107,109
Total Corporate Bonds
(Cost $1,622,282,161) 1,620,162,948
ASSET-BACKED SECURITIES - 27.0%
COLLATERALIZED LOAN OBLIGATIONS - 15.4%
Golub Capital Partners CLO
54M, LP
2021-54A, A1R 5.37% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 8/5/37
◊,g
42,500,000 42,537,243
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,g
35,563,519 35,574,011
2019-1A, A2R 6.02% (3 Month
Term SOFR + 2.11%, Rate
Floor: 1.85%) due 4/15/33
◊,g
6,250,000 6,253,183
Ares Direct Lending CLO 6 LLC
2025-2A, A1 5.20% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 10/16/37
◊,g
27,000,000 27,022,021
2025-2A, A2 5.40% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/16/37
◊,g
14,000,000 14,017,293
Cerberus Loan Funding 51 LLC
2025-2A, A 5.64% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,g
28,000,000 28,070,064
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.4% (continued)
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,g
22,610,511 $ 22,606,791
2020-4A, A2R 6.05% (3 Month
Term SOFR + 2.16%, Rate
Floor: 1.90%) due 8/20/33
◊,g
3,650,000 3,654,423
Madison Park Funding XLVIII
Ltd.
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,g
23,500,000 23,497,493
LoanCore Issuer LLC
2025-CRE9, A 5.18% (1 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 8/18/42
◊,g
21,000,000 20,974,239
2025-CRE8, AS 5.33% (1
Month Term SOFR + 1.59%,
Rate Floor: 1.59%) due
8/17/42
◊,g
2,450,000 2,433,318
Greystone CRE Notes LLC
2025-FL4, A 5.23% (1 Month
Term SOFR + 1.48%, Rate
Floor: 1.48%) due 1/15/43
◊,g
22,750,000 22,816,851
Golub Capital Partners CLO
83M, LP
2025-83A, A1 5.24% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 11/9/38
◊,g
22,800,000 22,815,157
OWL Rock CLO XXI LLC
2025-21A, A 5.27% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 7/24/34
◊,g
22,609,452 22,655,508
BCC Middle Market CLO LLC
2019-1A, A1RR 5.35% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 7/15/36
◊,g
20,750,000 20,767,345
OWL Rock CLO XXII LLC
2025-22A, A 5.42% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 10/20/37
◊,g
20,300,000 20,317,373
Cerberus Loan Funding 52 LLC
2025-3A, A 5.49% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,g
20,100,000 20,150,119
Cerberus Loan Funding XLIV
LLC
2023-5A, A 6.25% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 1/15/36
◊,g
20,000,000 20,045,344
Golub Capital Partners CLO
49M Ltd.
2020-49A, A1R2 5.84% (3
Month Term SOFR + 1.52%,
Rate Floor: 1.52%) due
7/20/38
◊,g
20,000,000 19,992,626
Cerberus Loan Funding XL LLC
2023-1A, A 6.30% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 3/22/35
◊,g
16,500,000 16,500,454

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 109
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.4% (continued)
2023-1A, B 7.50% (3 Month
Term SOFR + 3.60%, Rate
Floor: 3.60%) due 3/22/35
◊,g
3,250,000 $ 3,268,136
PFP Ltd.
2025-12, A 5.22% (1 Month
Term SOFR + 1.49%, Rate
Floor: 1.49%) due 12/18/42
◊,g
16,002,000 15,979,263
2025-12, AS 5.48% (1 Month
Term SOFR + 1.74%, Rate
Floor: 1.74%) due 12/18/42
◊,g
3,600,000 3,601,620
BXMT Ltd.
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,g
14,310,000 14,168,079
2020-FL2, A 5.00% (1 Month
Term SOFR + 1.26%, Rate
Floor: 1.26%) due 2/15/38
◊,g
2,052,580 2,042,319
2020-FL2, B 5.50% (1 Month
Term SOFR + 1.76%, Rate
Floor: 1.76%) due 2/15/38
◊,g
2,000,000 1,982,402
Golub Capital Partners CLO
69M, LP
2023-69A, BR 5.57% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,g
18,150,000 18,159,692
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,g
12,993,625 12,992,706
2021-2A, B 6.07% (3 Month
Term SOFR + 2.16%, Rate
Floor: 2.16%) due 4/22/33
◊,g
4,000,000 4,005,249
Eldridge CLO Ltd.
2025-1A, A1 5.25% (3 Month
Term SOFR + 1.33%, Rate
Floor: 1.33%) due 10/20/38
◊,g
8,000,000 8,021,920
2025-1A, A2 5.42% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 10/20/38
◊,g
5,000,000 5,008,081
2025-2A, A2 5.10% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 1/20/39
◊,g
3,700,000 3,700,000
BRSP Ltd.
2021-FL1, C 6.00% (1 Month
Term SOFR + 2.26%, Rate
Floor: 2.15%) due 8/19/38
◊,g
10,000,000 9,990,173
2021-FL1, B 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 1.90%) due 8/19/38
◊,g
6,400,000 6,388,168
Hlend CLO LLC
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,g
10,550,000 10,560,735
2025-3A, A 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/37
◊,g
5,300,000 5,303,773
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.4% (continued)
Golub Capital Partners CLO
16M-R3
2013-16A, A2R3 5.61% (3
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/9/39
◊,g
15,600,000 $ 15,623,456
Fortress Credit BSL XV Ltd.
2022-2A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 10/18/33
◊,g
15,000,000 15,016,154
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, A1 5.26% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 10/15/37
◊,g
15,000,000 14,988,618
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A, BR 5.70% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 4/16/35
◊,g
14,350,000 14,374,903
Cerberus Loan Funding 50 LLC
2025-1A, A 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/15/37
◊,g
11,500,000 11,534,524
2025-1A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/37
◊,g
2,250,000 2,253,060
BSPDF Issuer LLC
2025-FL2, A 5.27% (1 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 12/15/42
◊,g
13,650,000 13,640,333
Owl Rock CLO VII LLC
2022-7A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 4/20/38
◊,g
13,550,000 13,526,454
HPS Private Credit CLO LLC
2025-3A, A1 5.91% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,g
13,500,000 13,504,147
TRTX Issuer Ltd.
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,g
9,250,000 9,271,664
2025-FL7, AS 5.78% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 6/18/43
◊,g
3,950,000 3,949,977
JCP Direct Lending CLO LLC
2023-1A, A1R 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,g
13,000,000 13,017,573
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A, A2TR 5.97% (3 Month
Term SOFR + 2.06%, Rate
Floor: 1.80%) due 10/15/33
◊,g
11,500,000 11,505,716
Neuberger Berman CLO 32R
Ltd.
2019-32RA, B 5.98% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/39
◊,g
10,020,000 10,049,448

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
110 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.4% (continued)
2019-32RA, A 5.64% (3 Month
Term SOFR + 1.31%, Rate
Floor: 1.31%) due 7/20/39
◊,g
1,000,000 $ 1,003,487
FS Rialto
2021-FL3, B 5.65% (1 Month
Term SOFR + 1.91%, Rate
Floor: 1.91%) due 11/16/36
◊,g
7,500,000 7,489,927
2021-FL2, C 5.90% (1 Month
Term SOFR + 2.16%, Rate
Floor: 2.16%) due 5/16/38
◊,g
3,250,000 3,233,459
BDS LLC
2025-FL15, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 3/19/43
◊,g
10,500,000 10,508,659
KREF Ltd.
2021-FL2, B 5.50% (1 Month
Term SOFR + 1.76%, Rate
Floor: 1.65%) due 2/15/39
◊,g
10,700,000 10,495,392
AGL CLO 42 Ltd.
2025-42A, B 5.92% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/22/38
◊,g
10,000,000 10,025,425
BSPRT Issuer LLC
2025-FL12, A 5.12% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 1/17/43
◊,g
9,100,000 9,080,238
Golub Capital Partners CLO
2013-16A, A1R3 5.49% (3
Month Term SOFR + 1.63%,
Rate Floor: 1.63%) due
8/9/39
◊,g
9,000,000 9,011,610
CIFC Funding Ltd.
2015-4A, A1B2 5.40% (3 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 4/20/34
◊,g
5,000,000 5,007,143
2015-4A, A2R3 (3 Month Term
SOFR + 1.45%, Rate Floor:
1.45%) due 1/17/39
◊,g
4,000,000 4,000,000
FS Rialto Issuer LLC
2025-FL10, A 5.12% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 8/19/42
◊,g
6,350,000 6,347,267
2025-FL10, AS 5.32% (1 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 8/19/42
◊,g
1,650,000 1,627,195
LoanCore Issuer Ltd.
2021-CRE5, B 5.86% (1 Month
Term SOFR + 2.11%, Rate
Floor: 2.11%) due 7/15/36
◊,g
7,900,000 7,877,819
Cerberus Loan Funding XLVIII
LLC
2024-4A, B 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/15/36
◊,g
4,250,000 4,254,644
2024-4A, AN 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/15/36
◊,g
3,250,000 3,259,676
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.4% (continued)
BCRED CLO LLC
2025-1A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 4/20/37
◊,g
7,400,000 $ 7,405,586
Ares Direct Lending CLO 8 LLC
2025-4A, A1 5.07% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/39
◊,g
3,800,000 3,799,653
2025-4A, C 5.67% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/20/39
◊,g
1,700,000 1,699,831
2025-4A, A2 5.27% (3 Month
Term SOFR + 1.60%, Rate
Floor: 1.60%) due 1/20/39
◊,g
800,000 799,925
2025-4A, B 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/20/39
◊,g
400,000 399,962
Fontainbleau Vegas
9.43% due 1/31/28
i
6,000,000 6,300,000
Madison Park Funding LXV Ltd.
2025-65A, B 6.02% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/16/38
◊,g
6,000,000 6,021,895
Madison Park Funding LXXI Ltd.
2025-71A, B 5.36% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/23/38
◊,g
5,550,000 5,557,009
Carlyle Direct Lending CLO LLC
2015-1A, A11A 5.70% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/15/36
◊,g
5,150,000 5,158,934
AREIT
2025-CRE11, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
7/25/43
◊,g
4,650,000 4,649,976
A10 Issuer LLC
2025-FL6, A 5.52% (1 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 5/15/42
◊,g
4,600,000 4,591,393
Ares Direct Lending CLO 7 LLC
2025-3A, A2 5.38% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 1/20/38
◊,g
4,300,000 4,305,253
AREIT Ltd.
2025-CRE10, AS 5.50% (1
Month Term SOFR + 1.54%,
Rate Floor: 1.54%) due
1/17/30
◊,g
4,000,000 3,985,565
STWD LLC
2025-FL4, AS 5.43% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/19/42
◊,g
3,700,000 3,696,490
Cerberus Loan Funding 53 LLC
2025-4A, B 5.43% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/15/38
◊,g
3,500,000 3,499,930

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 111
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 15.4% (continued)
AGL CLO 39 Ltd.
2025-39A, B 5.38% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/20/38
◊,g
3,300,000 $ 3,306,290
STWD Ltd.
2021-FL2, B 5.65% (1 Month
Term SOFR + 1.91%, Rate
Floor: 1.80%) due 4/18/38
◊,g
2,187,000 2,185,454
2021-FL2, AS 5.30% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.45%) due 4/18/38
◊,g
550,000 549,969
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,g
2,550,000 2,554,594
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,g
2,300,000 2,310,270
Greystone CRE Notes Ltd.
2021-FL3, B 5.51% (1 Month
Term SOFR + 1.76%, Rate
Floor: 1.65%) due 7/15/39
◊,g
2,200,000 2,184,547
Dryden 37 Senior Loan Fund
2015-37A, BR 5.57% (3 Month
Term SOFR + 1.66%, Rate
Floor: 1.40%) due 1/15/31
◊,g
551,802 552,629
2015-37A, CR 7.42% (3 Month
Term SOFR + 3.51%, Rate
Floor: 3.25%) due 1/15/31
◊,g
500,000 501,864
2015-37A, SUB, due 1/15/31
◊,g,k
448,198 1,050
Elmwood CLO 38 Ltd.
2025-1A, B1 5.31% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 4/22/38
◊,g
1,000,000 1,002,549
Parliament CLO II Ltd.
2021-2A, C 6.70% (3 Month
Term SOFR + 2.81%, Rate
Floor: 2.55%) due 8/20/32
◊,g
263,081 263,090
Copper River CLO Ltd.
2007-1A INC, due 1/20/21
k,l
500,000 50
Total Collateralized Loan Obligations 870,634,898
FINANCIAL - 2.1%
Station Place Securitization
Trust
2025-SP2, A1 4.88% (1 Month
Term SOFR + 1.15%, Rate
Floor: 1.15%) due 9/25/26
◊,g,i
28,000,000 28,000,000
2025-SP1, A1 5.16% (1 Month
Term SOFR + 1.30%, Rate
Floor: 0.00%) due 7/2/26
◊,g,i
10,600,000 10,600,000
2024-SP2, A1 5.46% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/12/26
◊,g,i
8,775,000 8,775,000
KKR Core Holding Co. LLC
4.00% due 8/12/31
i
15,145,265 14,164,702
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
FINANCIAL - 2.1% (continued)
Strategic Partners Fund VIII, LP
6.33% due 3/31/28
i
10,714,489 $ 10,713,926
6.32% due 3/31/28
i
2,372,330 2,370,981
HV Eight LLC
5.52% due 11/15/37
i
EUR 8,801,068 10,313,221
Ceamer Finance LLC
6.17% due 12/15/40
i
4,400,000 4,400,000
6.79% due 11/15/39
i
1,972,659 2,033,771
3.69% due 3/24/31
i
1,549,719 1,507,173
Obsidian Issuer LLC
2025-1A, A 6.93% due 5/15/55
g,i
7,150,000 7,205,097
Lightning A
5.50% due 3/1/37
i
6,400,000 6,064,712
Thunderbird A
5.50% due 3/1/37
i
6,400,000 6,064,712
HV Structured Solutions IV
6.22% due 9/15/30
i
5,721,771 5,682,048
Project Onyx II
6.27% due 6/15/30
i
2,515,826 2,515,554
Total Financial 120,410,897
INFRASTRUCTURE - 1.9%
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
g
19,350,000 19,124,685
Switch ABS Issuer LLC
2025-1A, A2 5.04% due
3/25/55
g
11,450,000 11,255,371
2024-2A, A2 5.44% due
6/25/54
g
5,450,000 5,465,914
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
g
15,100,000 15,202,668
VB-S1 Issuer LLC - VBTEL
2022-1A, D 4.29% due 2/15/52
g
9,250,000 9,115,973
2024-1A, C2 5.59% due
5/15/54
g
4,000,000 4,032,026
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
g
11,150,000 10,950,261
Stack Infrastructure Issuer LLC
2025-1A, A2 5.00% due
5/25/50
g
6,750,000 6,668,870
2021-1A, A2 1.88% due
3/26/46
g
2,750,000 2,729,791
SBA Tower Trust
1.63% due 11/15/26
g
5,723,000 5,599,332
1.84% due 4/15/27
g
1,200,000 1,162,497
Compass Datacenters Issuer
II LLC
2025-1A, A1 5.32% due
5/25/50
g
5,500,000 5,549,467

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
112 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
INFRASTRUCTURE - 1.9% (continued)
QTS Issuer ABS II LLC
2025-1A, A2 5.04% due
10/5/55
g
5,050,000 $ 5,005,443
Blue Stream Issuer LLC
2024-1A, A2 5.41% due
11/20/54
g
3,610,000 3,656,077
Hotwire Funding LLC
2024-1A, A2 5.89% due
6/20/54
g
3,580,000 3,640,972
Total Infrastructure 109,159,347
TRANSPORT-CONTAINER - 1.5%
Triton Container Finance VIII
LLC
2021-1A, A 1.86% due 3/20/46
g
24,148,125 22,448,304
Triton Container Finance IX LLC
2025-1A, A 5.43% due 6/20/50
g
13,370,000 13,462,248
Textainer Marine Containers
VII Ltd.
2021-1A, A 1.68% due 2/20/46
g
6,930,666 6,524,081
2020-1A, A 2.73% due 8/21/45
g
2,536,592 2,457,876
2020-2A, A 2.10% due 9/20/45
g
2,429,487 2,306,507
TIF Funding II LLC
2021-1A, A 1.65% due 2/20/46
g
11,018,125 10,098,138
CLI Funding VI LLC
2020-3A, A 2.07% due
10/18/45
g
8,334,667 7,879,093
2020-1A, A 2.08% due 9/18/45
g
939,926 887,008
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
g
8,914,732 8,298,482
CLI Funding IX LLC
2025-1A, A 5.35% due 6/20/50
g
8,166,417 8,279,674
CAL Funding IV Ltd.
2020-1A, A 2.22% due 9/25/45
g
2,064,844 1,981,333
Total Transport-Container 84,622,744
TRANSPORT-AIRCRAFT - 1.4%
Castlelake Aircraft Structured
Trust
2025-2A, A 5.47% due 8/15/50
g
13,490,330 13,646,564
2025-3A, A 5.09% due
11/15/50
g
9,238,597 9,264,072
2025-1A, A 5.78% due 2/15/50
g
1,962,742 1,994,353
2021-1A, A 3.47% due 1/15/46
g
479,450 475,384
AASET Trust
2025-2A, A 5.52% due 2/16/50
g
7,227,875 7,270,203
2021-1A, A 2.95% due
11/16/41
g
7,278,744 7,007,538
2024-1A, A1 6.26% due
5/16/49
g
6,143,420 6,307,849
2025-3A, A 5.24% due 2/16/50
g
3,235,414 3,239,518
2025-1A, A 5.94% due 2/16/50
g
1,078,460 1,099,080
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
TRANSPORT-AIRCRAFT - 1.4% (continued)
Gilead Aviation LLC
2025-1A, A 5.79% due 3/15/50
g
5,054,313 $ 5,128,154
Slam Ltd.
2025-1A, A 5.81% due 5/15/50
g
4,632,066 4,747,107
ALTDE Trust
2025-1A, A 5.90% due 8/15/50
g
4,586,565 4,687,504
AASET Ltd.
2024-2A, A 5.93% due 9/16/49
g
3,965,892 4,021,445
Navigator Aviation Ltd.
2025-1, A 5.11% due 10/15/50
g
4,009,545 3,969,887
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42
g
2,508,645 2,504,908
Navigator Aircraft ABS Ltd.
2021-1, A 2.77% due 11/15/46
g
2,174,639 2,077,048
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
g
1,217,943 1,205,764
Falcon Aerospace Ltd.
3.60% due 9/15/39
g
510,249 507,701
Total Transport-Aircraft 79,154,079
WHOLE BUSINESS - 1.4%
Taco Bell Funding LLC
2021-1A, A2I 1.95% due
8/25/51
g
18,421,875 17,946,871
2025-1A, A2I 4.82% due
8/25/55
g
10,350,000 10,291,954
Subway Funding LLC
2024-1A, A2I 6.03% due
7/30/54
g
8,811,000 8,932,092
2024-3A, A2I 5.25% due
7/30/54
g
7,128,000 7,102,546
SERVPRO Master Issuer LLC
2021-1A, A2 2.39% due
4/25/51
g
11,555,500 10,926,655
2024-1A, A2 6.17% due
1/25/54
g
1,179,000 1,216,972
ServiceMaster Funding LLC
2020-1, A2I 2.84% due 1/30/51
g
8,676,129 8,254,126
Wingstop Funding LLC
2020-1A, A2 2.84% due
12/5/50
g
7,742,100 7,500,928
Arbys Funding LLC
2020-1A, A2 3.24% due
7/30/50
g
6,869,375 6,690,617
Domino's Pizza Master Issuer
LLC
2017-1A, A23 4.12% due
7/25/47
g
1,692,000 1,682,295
Total Whole Business 80,545,056

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 113
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
NET LEASE - 1.0%
Oak Street Investment Grade
Net Lease Fund
2020-1A, A1 1.85% due
11/20/50
g
31,860,927 $ 28,974,958
Capital Automotive REIT
2024-2A, A1 4.90% due
5/15/54
g
6,999,896 6,996,247
Store Master Funding I-VII XIV
XIX XX
2021-1A, A3 2.86% due
6/20/51
g
6,793,623 6,421,344
CMFT Net Lease Master Issuer
LLC
2021-1, A5 2.91% due 7/20/51
g
3,000,000 2,768,207
2021-1, A3 2.51% due 7/20/51
g
2,500,000 2,324,812
CF Hippolyta Issuer LLC
2021-1A, B1 1.98% due
3/15/61
g
5,748,930 3,499,416
CARS-DB4, LP
2020-1A, A5 3.48% due
2/15/50
g
1,954,583 1,919,071
2020-1A, A3 3.25% due
2/15/50
g
878,908 821,722
STORE Master Funding LLC
2025-1A, A4 4.95% due
10/20/55
g
2,097,375 2,097,284
New Economy Assets - Phase 1
Sponsor LLC
2021-1, A1 1.91% due
10/20/61
g
2,500,000 2,086,981
Total Net Lease 57,910,042
SINGLE FAMILY RESIDENCE - 0.9%
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,g
27,000,000 27,076,969
Tricon Residential Trust
2025-SFR1, A 4.85% (1 Month
Term SOFR + 1.10%, Rate
Floor: 1.10%) due 3/17/42
◊,g
8,740,393 8,747,333
2024-SFR2, A 4.75% due
6/17/40
g
4,984,218 5,000,362
2024-SFR1, B 4.75% due
4/17/41
g
3,300,000 3,291,362
2025-SFR2, B 5.42% due
8/17/44
g
2,798,540 2,834,119
FirstKey Homes Trust
2021-SFR1, D 2.19% due
8/17/38
g
4,000,000 3,931,288
Total Single Family Residence 50,881,433
INSURANCE - 0.5%
Dogwood State Bank
6.45% due 6/24/32
i
20,934,355 21,078,335
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 27.0% (continued)
INSURANCE - 0.5% (continued)
Obra Longevity
8.48% due 6/30/39
i
5,850,000 $ 6,209,343
Total Insurance 27,287,678
COLLATERALIZED DEBT OBLIGATIONS - 0.4%
Anchorage Credit Funding 4 Ltd.
2016-4A, AR 2.72% due
4/27/39
g
24,650,000 23,450,972
UNSECURED CONSUMER LOANS - 0.3%
GreenSky Home Improvement
Issuer Trust
2025-1A, B 5.39% due 3/25/60
g
5,213,000 5,287,646
2025-2A, B 5.07% due 6/25/60
g
3,800,000 3,838,490
Service Experts Issuer LLC
2025-1A, A 5.38% due 1/20/37
g
3,020,544 3,020,031
UPX HIL Issuer Trust
2025-1, A 5.16% due 1/25/47
g
1,736,114 1,749,523
Total Unsecured Consumer Loans 13,895,690
AUTOMOTIVE - 0.2%
Avis Budget Rental Car Funding
AESOP LLC
2021-1A, A 1.38% due 8/20/27
g
5,675,000 5,608,146
2025-1A, B 5.24% due 8/20/29
g
2,750,000 2,795,493
2020-2A, A 2.02% due 2/20/27
g
1,516,667 1,513,586
Total Automotive 9,917,225
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%
WaMu Asset-Backed Certificates
WaMu Series Trust
2007-HE2, 2A2 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.49%) due 4/25/37
◊
3,381,521 1,223,286
Total Asset-Backed Securities
(Cost $1,539,949,793) 1,529,093,347
SENIOR FLOATING RATE INTERESTS - 4.1%
CONSUMER, CYCLICAL - 1.0%
Flutter Entertainment plc
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 6/4/32
◊
10,945,000 10,945,000
Allwyn Entertainment Financing
US LLC
5.91% (3 Month Term SOFR +
2.00%) due 3/29/32
◊
7,050,000 6,909,000
Allison Transmission, Inc.
due 11/5/32
k
6,650,000 6,677,731
Peer Holding III BV
5.92% (3 Month Term SOFR +
2.25%) due 9/25/32
◊
6,000,000 6,004,980

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
114 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.1% (continued)
CONSUMER, CYCLICAL - 1.0% (continued)
Beach Acquisition Bidco LLC
6.92% (3 Month Term SOFR +
3.25%) due 6/28/32
◊
3,050,000 $ 3,070,984
5.52% (3 Month EURIBOR +
3.50%) due 9/12/32
◊
EUR 1,600,000 1,894,261
Bombardier Recreational
Products, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 5.00%)
due 1/22/31
◊
4,001,365 4,012,569
Entain Holdings Gibraltar, Ltd.
5.92% (3 Month Term SOFR +
2.25%) due 7/30/32
◊
3,939,750 3,905,829
Clarios Global, LP
5.15% (1 Month EURIBOR +
3.25%) due 1/28/32
◊
EUR 2,250,000 2,668,009
Aramark Services, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 6/22/30
◊
2,573,934 2,579,339
Cedar Fair, LP
5.72% (1 Month Term SOFR +
2.00%) due 5/1/31
◊
2,357,429 2,326,971
Upbound Group, Inc.
6.63% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 8/12/32
◊
2,064,801 2,075,125
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
1,528,918 1,533,382
UFC Holdings LLC
5.87% (3 Month Term SOFR +
2.00%) due 11/21/31
◊
1,492,500 1,498,500
DK Crown Holdings, Inc.
5.53% (1 Month Term SOFR +
1.75%) due 3/4/32
◊
1,241,247 1,241,023
Total Consumer, Cyclical 57,342,703
FINANCIAL - 1.0%
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
12,389,981 12,322,455
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
7,264,744 7,300,196
Corpay Technologies Operating
Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 4/28/28
◊
4,752,000 4,754,566
5.47% (1 Month Term SOFR +
1.75%) due 10/2/32
◊
2,300,000 2,300,483
Kroll LLC
6.67% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 9/13/32
◊,i
5,697,476 5,676,177
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.1% (continued)
FINANCIAL - 1.0% (continued)
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
4,987,469 $ 4,983,578
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/15/31
◊
4,825,659 4,832,511
Eagle Point Holdings Borrower
LLC
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,i
2,600,000 2,600,000
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,i
880,667 880,667
7.50% (1 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,i
880,667 880,667
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 5/17/31
◊
3,943,451 3,950,589
Virtu Financial
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 6/21/31 2,100,000 2,104,368
Harbourvest Partners, LP
5.92% (3 Month Term SOFR +
2.25%) due 4/18/30
◊
1,900,000 1,900,000
Starwood Property Mortgage
LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/2/30
◊
1,491,008 1,491,008
Total Financial 55,977,265
INDUSTRIAL - 0.7%
SkyMiles IP Ltd.
5.38% (3 Month Term SOFR +
1.50%) due 10/20/28
◊
13,600,000 13,695,200
Transdigm, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 3/22/30
◊
6,633,375 6,651,351
Xpo Logistics, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 5/24/28
◊
4,095,000 4,111,380
Harsco Corp.
6.08% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 6/9/28
◊
3,992,361 3,987,371
Genesee & Wyoming, Inc.
5.42% (3 Month Term SOFR +
1.75%) due 4/10/31
◊
3,658,852 3,657,937
Owens-Illinois Group, Inc.
6.84% (3 Month Term SOFR +
3.00%) due 9/30/32
◊
3,000,000 3,021,570
Lernen US Finco LLC
5.82% (3 Month EURIBOR +
3.75%) due 4/25/29
◊
EUR 1,500,000 1,780,946

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 115
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.1% (continued)
INDUSTRIAL - 0.7% (continued)
Brown Group Holding LLC
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
982,538 $ 986,940
Sba Senior Finance II LLC
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 1/25/31
◊
736,875 739,557
Total Industrial 38,632,252
ENERGY - 0.5%
ITT Holdings LLC
6.19% (1 Month Term SOFR +
2.48%, Rate Floor: 0.50%)
due 10/11/30
◊
10,118,674 10,169,268
Buckeye Partners, LP
5.47% (1 Month Term SOFR +
1.75%) due 11/22/32
◊
5,060,179 5,084,873
Colossus Acquireco LLC
5.41% (3 Month Term SOFR +
1.75%) due 7/30/32
◊
2,618,438 2,615,164
Meade Pipeline Co. LLC
5.69% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 9/22/32
◊
2,450,000 2,462,250
Whitewater Matterhorn Holdings
LLC
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 6/16/32
◊
2,390,000 2,397,074
Whitewater Whistler Holdings
LLC
5.44% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 2/15/30
◊
2,269,304 2,259,841
Venture Global Calcasieu Pass
LLC
6.69% (1 Month Term SOFR +
2.88%, Rate Floor: 1.00%)
due 8/19/26
◊
294,362 293,995
Total Energy 25,282,465
CONSUMER, NON-CYCLICAL - 0.3%
Bombardier Recreational
Products, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 5.00%)
due 12/13/29
◊
4,538,625 4,555,645
Womens Care Holdings, Inc.
8.44% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 1/15/28
◊
4,443,863 4,138,347
Lernen US Finco LLC
7.32% (3 Month Term SOFR +
3.50%) due 10/27/31
◊
2,338,265 2,341,187
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
2,293,543 2,290,975
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.1% (continued)
CONSUMER, NON-CYCLICAL - 0.3% (continued)
Sazerac Co, Inc.
6.28% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 7/9/32
◊
1,863,670 $ 1,865,478
Option Care Health, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 9/16/32
◊
1,795,500 1,803,921
Concentra Health Services, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 7/28/31
◊
397,000 399,481
Wex, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 3/5/32
◊
397,995 397,665
Total Consumer, Non-cyclical 17,792,699
INFRASTRUCTURE - 0.2%
QTS Good News Facility
6.52% (SOFR + 3.00%, Rate
Floor: 0.00%) due 10/9/28
i
11,450,000 11,445,397
COMMUNICATIONS - 0.1%
Outfront Media Capital LLC
5.73% (1 Month Term SOFR +
2.00%) due 9/16/32
◊
4,200,000 4,210,500
Zayo Group Holdings, Inc.
6.83% (1 Month Term SOFR +
3.00%) due 3/11/30
◊
961,004 909,446
Virgin Media Bristol LLC
7.05% (6 Month Term SOFR +
3.18%) due 3/2/31
◊
600,000 593,658
Blue Finco SARL
6.92% (3 Month Term SOFR +
3.25%) due 7/12/32
◊
547,250 549,986
Gen Digital, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 2/13/32
◊
497,187 497,436
Charter Communications
Operating LLC
5.99% (3 Month Term SOFR +
2.00%) due 12/7/30
◊
99,492 99,368
Total Communications 6,860,394
TECHNOLOGY - 0.1%
World Wide Technology Holding
Co. LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 3/1/30
◊
2,574,033 2,575,654
Datix Bidco, Ltd.
8.97% (6 Month GBP SONIA +
5.00%) due 4/30/31
◊,i
GBP 968,800 1,305,652
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 4/30/31
◊,i
275,000 275,000
Total Technology 4,156,306

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
116 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.1% (continued)
UTILITIES - 0.1%
NRG Energy, Inc.
5.59% (3 Month Term SOFR +
1.75%) due 4/16/31
◊
6,964,557 $ 6,980,784
BASIC MATERIALS - 0.1%
Minerals Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 11/26/31
◊
3,465,000 3,473,663
Arsenal Aic Parent LLC
6.47% (1 Month Term SOFR +
2.75%) due 8/19/30
◊
1,749,024 1,751,210
Total Basic Materials 5,224,873
Total Senior Floating Rate Interests
(Cost $228,756,727) 229,695,138
U.S. GOVERNMENT SECURITIES - 2.3%
U.S. Treasury Inflation Indexed
Bonds
2.13% due 4/15/29
m
56,497,872 57,688,511
1.25% due 4/15/28
m
25,911,601 25,805,683
1.38% due 7/15/33
m
5,542,757 5,402,315
United States Treasury Inflation
Indexed Bonds
0.50% due 1/15/28
m
23,641,558 23,223,886
0.38% due 1/15/27
m
20,070,678 19,822,509
Total U.S. Government Securities
(Cost $130,288,329) 131,942,904
REPURCHASE AGREEMENTS
n
- 1.5%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 34,207,692 34,207,692
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 25,655,769 25,655,769
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 25,085,641 25,085,641
Total Repurchase Agreements
(Cost $84,949,102) 84,949,102
MUNICIPAL BONDS - 0.2%
COLORADO - 0.1%
Fort Carson Family Housing LLC
Revenue Bonds
7.86% due 11/15/29 5,855,000 6,094,938
a
A
FACE
AMOUNT
~
VALUE
MUNICIPAL BONDS - 0.2% (continued)
CALIFORNIA - 0.1%
California Public Finance
Authority
Revenue Bonds
1.55% due 10/15/26 3,145,000 $ 3,087,282
Total Municipal Bonds
(Cost $9,280,156) 9,182,220
FOREIGN GOVERNMENT DEBT - 0.1%
Eagle Funding Luxco SARL
5.50% due 8/17/30
g
7,000,000 7,130,130
Total Foreign Government Debt
(Cost $6,983,542) 7,130,130
U.S. TREASURY BILLS - 0.0%
U.S. Treasury Bills
3.64% due 1/15/26
o
1,410,000 1,408,198
Total U.S. Treasury Bills
(Cost $1,408,011) 1,408,198
CONTRACTS/
NOTIONAL
VALUE a
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 1,478 508,063
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 1,469 257,075
Total Listed Options Purchased
(Cost $1,377,392) 765,138
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co.
LLC Foreign Exchange
USD/JPY Expiring April
2026 with strike price
of $ 140.00 (Notional
Value $22,802,000) USD 22,802,000 18,754
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring May 2026
with strike price of $ 123.50
(Notional Value $5,009,000) USD 5,009,000 13,129

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 117
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC OPTIONS PURCHASED (continued)
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $2,238,000) USD 2,238,000 $ 1,841
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $54,276,471) EUR 46,135,000 532
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $84,174,118) EUR 71,548,000 510
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $48,100,000) EUR 40,885,000 210
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $23,884,706) EUR 20,302,000 145
Total OTC Options Purchased
(Cost $2,157,933) 35,121
OTC INTEREST RATE SWAPTIONS PURCHASED
p
- 0.0%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $40,243,000) USD 40,243,000 358,023
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $40,243,000) USD 40,243,000 354,071
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $40,243,000) USD 40,243,000 354,070
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
p
(continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $40,242,000) USD 40,242,000 $ 354,062
Total OTC Interest Rate Swaptions Purchased
(Cost $1,576,712) 1,420,226
Total Investments - 111.8%
(Cost $6,348,408,812)
$ 6,328,442,791
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.0)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $25,475,000) USD 25,475,000 (4,097)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $25,475,000) USD 25,475,000 (4,097)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $25,475,000) USD 25,475,000 (4,441)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.93% (Notional
Value $25,475,000) USD 25,475,000 (4,588)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.86% (Notional
Value $25,475,000) USD 25,475,000 (5,658)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $25,475,000) USD 25,475,000 (5,663)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.85% (Notional
Value $25,475,000) USD 25,475,000 (6,023)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
118 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.0)% (continued)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $25,475,000) USD 25,475,000 $ (6,077)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.93% (Notional
Value $25,475,000) USD 25,475,000 (6,730)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $25,475,000) USD 25,475,000 (6,759)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $25,475,000) USD 25,475,000 (6,759)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $25,475,000) USD 25,475,000 (6,880)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $25,475,000) USD 25,475,000 (6,924)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 3.71% (Notional
Value $25,475,000) USD 25,475,000 (36,172)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $25,475,000) USD 25,475,000 (36,172)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.71% (Notional
Value $25,475,000) USD 25,475,000 (40,378)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $25,475,000) USD 25,475,000 (40,378)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $35,665,000) USD 35,665,000 (59,578)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.0)% (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $35,665,000) USD 35,665,000 $ (59,578)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $40,760,000) USD 40,760,000 (60,362)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 3.69% (Notional
Value $40,760,000) USD 40,760,000 (60,362)
Total Interest Rate Swaptions (467,676)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $25,475,000) USD 25,475,000 (3,100)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.85% (Notional
Value $25,475,000) USD 25,475,000 (3,119)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.86% (Notional
Value $25,475,000) USD 25,475,000 (3,251)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $35,665,000) USD 35,665,000 (47,424)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.64% (Notional
Value $35,665,000) USD 35,665,000 (47,424)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $40,760,000) USD 40,760,000 (59,757)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 2.69% (Notional
Value $40,760,000) USD 40,760,000 (59,757)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 119
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.0)% (continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $40,242,000) USD 40,242,000 $ (123,349)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $40,243,000) USD 40,243,000 (123,352)
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $40,243,000) USD 40,243,000 (123,352)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2031 with exercise
rate of 2.85% (Notional
Value $40,243,000) USD 40,243,000 (124,637)
Total Interest Rate Swaptions (718,522)
Total OTC Interest Rate Swaptions Written
(Premium received $3,191,679) (1,186,198)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 1,469 $ (146,900)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 1,478 (267,887)
Total Interest Rate Options (414,787)
Total Listed Options Written
(Premium received $692,196) (414,787)
Other Assets & Liabilities, net - (11.8)% (665,684,897)
Total Net Assets - 100% $ 5,661,156,909
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of December 31, 2025.
e
Security is unsettled at period end and may not have a stated effective rate.
f
Security is an interest-only strip.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $3,458,229,427 (cost $3,472,603,076), or
61.1% of total net assets.
h
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
i
Value determined based on Level 3 inputs — See Note 3 .
j
Perpetual maturity.
k
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
l
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50 (cost
$826), or 0.0% of total net assets - See Note 5 .
m
Face amount of security is adjusted for inflation.
n
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
o
Rate indicated in the effective yield at the time of purchase.
p
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
BofA — Bank of America

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
120 |
See Sector Classification in Other Information section.
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
BofA Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 56,800,000
$ (1,301,942) $ (1,237,412) $ (64,530)
BofA Securities,
Inc. ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
28,550,000
(2,213,564) (2,110,852) (102,712)
$ (3,515,506) $ (3,348,264) $ (167,242)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 5,085,000
$ (786,589) $ (605,998) $ (180,591)
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
5,085,000
(488,988) (254,489) (234,499)
$ (1,275,577) $ (860,487) $ (415,090)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 02/04/27 $ 260,000,000 $ 1,142,114 $ 516 $ 1,141,598
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.72% Annually 04/02/27 425,000,000 (75,624) 847 (76,471)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 4.09% Annually 01/03/27 190,000,000 754,955 387 754,568
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.00% Annually 12/03/26 220,000,000 1,099,208 389 1,098,819
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 4.37% Annually 07/03/27 60,000,000 941,497 129 941,368
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.85% Annually 08/12/26 532,000,000 206,896 482 206,414

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 121
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.49% Annually 08/13/34 $ 45,000,000 $ 852,160 $ 3,258 $ 848,902
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.68% Annually 06/03/27 150,000,000 153,542 477 153,065
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.29% Annually 09/09/30 10,000,000 83,825 (11,665) 95,490
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.42% Annually 09/02/27 175,000,000 (194,462) 153,288 (347,750)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.18% Annually 07/30/45 12,500,000 (24,375) 452 (24,827)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 3.45% Annually 10/01/26 185,800,000 (392,127) 284 (392,411)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.11% Annually 12/23/39 17,000,000 (174,166) 445 (174,611)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.55% Annually 08/12/34 49,200,000 727,965 789,155 (61,190)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 120,680,000 (274,416) (91,672) (182,744)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 3.89% Annually 07/30/35 37,500,000 (307,851) 588 (308,439)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.92% Annually 12/18/34 34,100,000 (491,061) 526 (491,587)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.12% Annually 07/17/40 57,500,000 (486,132) 861 (486,993)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 3.71% Annually 06/03/32 75,000,000 (364,094) 711 (364,805)
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.36% Annually 10/16/30 181,000,000 (7,399,233) (2,691,732) (4,707,501)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 181,100,000 (3,980,494) 341,062 (4,321,556)
$ (8,201,873) $ (1,501,212) $ (6,700,661)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
122 |
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Nomura Global Financial Products,
Inc. EUR Buy 23,178,000 27,288,966 USD 1/15/26 $ 33,477
Toronto-Dominion Bank GBP Sell 45,000 60,169 USD 1/15/26 476
Morgan Stanley Capital Services LLC EUR Sell 665,000 782,436 USD 1/15/26 (449)
Barclays Bank plc EUR Sell 844,000 993,577 USD 1/20/26 (866)
Morgan Stanley Capital Services LLC EUR Buy 844,000 986,958 USD 1/20/26 (5,753)
JPMorgan Chase Bank, N.A. GBP Buy 1,017,000 1,364,704 USD 1/15/26 (5,871)
$ 21,014
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
$ 40,243,000
$ 358,023
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
354,071
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,243,000
354,070
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
40,242,000
354,062
$ 1,420,226
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% $ 25,475,000 $ (3,100)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% 25,475,000 (3,119)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% 25,475,000 (3,251)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 35,665,000 (47,424)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 35,665,000 (47,424)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 40,760,000 (59,757)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 123
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% $ 40,760,000 $ (59,757)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,242,000 (123,349)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (123,352)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 40,243,000 (123,352)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/31 2.85% 40,243,000 (124,637)
$ (718,522)
Put
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 25,475,000 (4,097)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% 25,475,000 (4,097)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 25,475,000 (4,441)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 25,475,000 (4,588)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 25,475,000 (5,658)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 25,475,000 (5,663)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% 25,475,000 (6,023)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 25,475,000 (6,077)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 25,475,000 (6,730)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 25,475,000 (6,759)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 25,475,000 (6,759)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
124 |
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% $ 25,475,000 $ (6,880)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 25,475,000 (6,924)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 25,475,000 (36,172)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 25,475,000 (36,172)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% 25,475,000 (40,378)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 25,475,000 (40,378)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 35,665,000 (59,578)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% 35,665,000 (59,578)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 40,760,000 (60,362)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 40,760,000 (60,362)
$ (467,676)
a
Includes cumulative appreciation (depreciation).
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Preferred Stocks $ — $ 32,205,570 $ — $ 32,205,570
Mutual Funds 68,309,223 — — 68,309,223
Money Market Funds 73,244,568 — — 73,244,568
Warrants 98 — — 98
Collateralized Mortgage Obligations — 2,534,933,488 3,965,372 2,538,898,860

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 125
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Corporate Bonds $ — $ 1,512,480,139 $ 107,682,809 $ 1,620,162,948
Asset-Backed Securities — 1,375,094,772 153,998,575 1,529,093,347
Senior Floating Rate Interests — 206,631,578 23,063,560 229,695,138
U.S. Government Securities — 131,942,904 — 131,942,904
Repurchase Agreements — 84,949,102 — 84,949,102
Municipal Bonds — 9,182,220 — 9,182,220
Foreign Government Debt — 7,130,130 — 7,130,130
U.S. Treasury Bills — 1,408,198 — 1,408,198
Interest Rate Swap Agreements
a
— 5,240,224 — 5,240,224
Interest Rate Swaptions Purchased — 1,420,226 — 1,420,226
Options Purchased — 800,259 — 800,259
Forward Foreign Currency Exchange Contracts
a
— 33,953 — 33,953
Unfunded loan commitments ( Note 4 )
a
— — 71,135 71,135
Total Assets $ 141,553,889 $ 5,903,452,763 $ 288,781,451 $ 6,333,788,103
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 12,939 $ — $ 12,939
Options Written — 414,787 — 414,787
Credit Default Swap Agreements
a
— 582,332 — 582,332
Interest Rate Swaptions Written — 1,186,198 — 1,186,198
Interest Rate Swap Agreements
a
— 11,940,885 — 11,940,885
Total Liabilities $ — $ 14,137,141 $ — $ 14,137,141
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 69,629,449
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 47,375,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 26,294,126 Yield Analysis Yield 6.1%-6.9% 6.3%
Asset-Backed Securities 6,300,000 Model Price Purchase Price — —
Asset-Backed Securities 4,400,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 3,965,372 Third Party Pricing Vendor Price — —
Corporate Bonds 71,905,975
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 15,648,467 Model Price Purchase Price — —
Corporate Bonds 12,980,560 Third Party Pricing Broker Quote — —
Corporate Bonds 7,147,807 Yield Analysis Yield 5.5% —
Senior Floating Rate Interests 23,063,560 Model Price Purchase Price — —
Unfunded loan commitments 71,135 Model Price Purchase price — —
Total Assets $ 288,781,451
a Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
126 |
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of
$9,647,420 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$194,617 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 127
Assets
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets
Beginning
Balance
$ 169,169,599 $ 59,511,784 $ 19,162,038 $ 194,617 $ 2,148 $ 248,040,186
Purchases/
(Receipts) 8,387,701 48,762,091 6,556,072 — 165,113 63,870,977
(Sales,
maturities
and
paydowns)/
Fundings (30,538,521) (2,024,261) (2,634,233) — (239,846) (35,436,861)
Amortization
of premiums/
discounts (792) 2,739 1,228 — 686 3,861
Total realized
gains (losses)
included in
earnings 613,807 495,642 — — — 1,109,449
Total change
in unrealized
appreciation
(depreciation)
included in
earnings 684,733 934,814 (21,545) — 143,034 1,741,036
Transfers into
Level 3 5,682,048 — — 3,965,372 — 9,647,420
Transfers out
of Level 3 — — — (194,617) — (194,617)
Ending
Balance $ 153,998,575 $ 107,682,809 $ 23,063,560 $ 3,965,372 $ 71,135 $ 288,781,451
Net change
in unrealized
appreciation
(depreciation)
for
investments
in Level 3
securities
still held at
December
31, 2025 $ 632,338 $ 934,814 $ (510) $ — $ 143,034 $ 1,709,676

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
128 |
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1 A1 5.72% due 5/25/2040 6.72% 11/01/27
Angel Oak Mortgage Trust 2024-4 A1 6.20% due 1/25/2069 7.20% 03/01/28
Angel Oak Mortgage Trust 2025-12 A2 5.14% due 12/25/2070 6.14% 11/01/29
Angel Oak Mortgage Trust 2024-12 A2 5.86% due 10/25/2069 6.86% 11/01/28
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
ATLX Trust 2024-RPL2 A1 3.85% due 4/25/2063 4.85% 10/01/28
Barclays Mortgage Loan Trust 2023-NQM1 A1A 6.03% due 1/25/2063 7.03% 04/01/27
BRAVO Residential Funding Trust 2025-NQM2 A3 5.93% due 11/25/2064 6.93% 02/01/29
BRAVO Residential Funding Trust 2025-NQM8 A1B 5.08% due 6/25/2065 6.08% 08/01/29
BRAVO Residential Funding Trust 2024-NQM6 A2 5.66% due 8/1/2064 6.66% 08/01/28
BRAVO Residential Funding Trust 2025-CES2 A1 4.96% due 7/26/2055 5.96% 08/01/29
BRAVO Residential Funding Trust 2025-NQM1 A2 5.81% due 12/25/2064 6.81% 01/01/29
BRAVO Residential Funding Trust 2024-NQM1 A1 5.94% due 12/1/2063 6.94% 01/01/28
CAFL Issuer, LP 2025-RRTL2 A1 5.18% due 11/28/2040 6.03% 06/28/28
CIM TRUST 2025-R1 A1 5.00% due 2/25/2099 9.00% 03/01/29
COLT Mortgage Loan Trust 2024-2 A1 6.13% due 4/25/2069 7.13% 03/01/28
COLT Mortgage Loan Trust 2025-3 A1 5.35% due 3/25/2070 6.35% 02/01/29
Deephaven Residential Mortgage Trust 2025-CES1 A1B 5.38% due 10/25/2055 6.38% 10/01/29
EFMT 2025-CES4 A1 5.43% due 6/25/2060 6.43% 07/01/29
GCAT Trust 2025-NQM1 A1 5.37% due 11/25/2069 6.37% 04/01/29
GCAT Trust 2025-NQM3 A1 5.55% due 5/25/2070 6.96% 06/01/29
GCAT Trust 2024-NQM2 A1 6.09% due 6/25/2059 7.36% 05/01/28
GCAT Trust 2025-NQM4 A1 5.53% due 6/25/2070 6.73% 07/01/29
GCAT Trust 2025-NQM2 A1 5.60% due 4/25/2070 7.36% 05/01/28
GS Mortgage-Backed Securities Trust 2025-NQM3 A1 5.14% due 11/25/2065 6.14% 08/01/29
HOMES Trust 2025-AFC2 A1A 5.47% due 6/25/2060 6.47% 06/01/29
HOMES Trust 2025-NQM4 A1 5.22% due 8/25/2070 6.47% 07/01/29
JP Morgan Mortgage Trust 2024-NQM1 A1 5.59% due 2/25/2064 6.59% 12/01/28
LHOME Mortgage Trust 2025-RTL3 A1 5.24% due 8/25/2040 6.24% 02/25/28
LHOME Mortgage Trust 2024-RTL5 A1 5.32% due 9/25/2039 6.32% 03/25/27
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
Mill City Securities Ltd. 2024-RS1 A1 3.00% due 11/1/2069 6.00% 10/01/27
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A2 4.25% due 2/25/2065 5.25% 09/01/29
NYMT Loan Trust 2025-INV2 A3 5.46% due 10/25/2060 6.46% 09/01/29
NYMT Loan Trust 2025-INV2 A2 5.25% due 10/25/2060 6.25% 09/01/29
OBX Trust 2024-NQM17 A2 5.86% due 11/25/2064 6.86% 11/01/28
OBX Trust 2025-NQM2 A2 5.75% due 11/25/2064 6.75% 01/01/29
OBX Trust 2024-NQM8 A1 6.23% due 5/25/2064 7.23% 05/01/28
OBX Trust 2024-NQM18 A3 5.87% due 10/25/2064 6.87% 11/01/28
OBX Trust 2025-NQM3 A3 5.95% due 12/1/2064 6.95% 02/01/29
OBX Trust 2025-NQM3 A2 5.85% due 12/1/2064 6.85% 02/01/29
OBX Trust 2024-NQM5 A1 5.99% due 1/25/2064 6.99% 03/01/28
OBX Trust 2025-NQM10 A1 5.45% due 5/25/2065 6.45% 05/01/29
OBX Trust 2025-R1 A2 5.09% due 9/25/2062 6.09% 11/01/29
OBX Trust 2024-NQM18 A2 5.66% due 10/25/2064 6.66% 11/01/28
OBX Trust 2024-NQM9 A2 6.28% due 1/25/2064 7.46% 06/01/28
PRPM 2025-3 A1 6.26% due 5/25/2030 9.26% 05/01/28
PRPM LLC 2024-6 A1 5.70% due 11/25/2029 8.70% 11/25/27
PRPM LLC 2025-5 A1 5.73% due 7/25/2030 8.73% 07/01/28
PRPM LLC 2025-RCF3 A1 5.25% due 7/25/2055 6.25% 07/01/29
PRPM LLC 2024-RPL2 A1 3.50% due 5/25/2054 4.50% 05/25/28
PRPM LLC 2025-8 A1 5.39% due 10/25/2030 8.39% 10/01/28
RCKT Mortgage Trust 2025-CES5 A1A 5.69% due 5/25/2055 6.69% 05/01/29
RCKT Mortgage Trust 2025-CES6 A1A 5.47% due 6/25/2055 6.47% 06/01/29
RCKT Mortgage Trust 2025-CES1 A1A 5.65% due 1/25/2045 6.65% 01/01/29
RCKT Mortgage Trust 2024-CES4 A1A 6.15% due 6/25/2044 7.15% 05/01/28

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
| 129
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
RCKT Mortgage Trust 2025-CES7 A1A 5.38% due 7/25/2055 6.38% 07/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A1 5.32% due 10/25/2040 6.32% 03/01/28
Towd Point Mortgage Trust 2025-CES4 A1A 5.09% due 10/25/2065 6.09% 10/01/29
Towd Point Mortgage Trust 2025-FIX1 A1 4.97% due 9/25/2065 5.97% 09/01/29
Verus Securitization Trust 2024-5 A2 6.45% due 6/25/2069 7.45% 06/01/28
Verus Securitization Trust 2025-9 A2 5.19% due 10/27/2070 6.19% 10/01/29
Verus Securitization Trust 2024-9 A3 5.89% due 11/25/2069 6.89% 12/01/28
Verus Securitization Trust 2025-1 A2 5.77% due 1/25/2070 6.77% 01/01/29
Verus Securitization Trust 2025-2 A1 5.31% due 3/25/2070 6.31% 03/01/29
Verus Securitization Trust 2025-12 A3 5.37% due 12/25/2070 6.37% 12/01/29
Verus Securitization Trust 2025-5 A1 5.43% due 6/25/2070 6.43% 06/01/29
Verus Securitization Trust 2025-7 A1 5.13% due 8/25/2070 6.13% 08/01/29
Vista Point Securitization Trust 2024-CES3 A1 5.68% due 1/25/2055 6.68% 12/01/28
Vista Point Securitization Trust 2025-CES1 A1 5.81% due 4/25/2055 6.81% 03/01/29
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 34,207,692 $ 34,214,933 U.S. Treasury Strips 0.00%
Due 08/15/47 $ 101,535,800 $ 34,891,864
— — —
BNP Paribas 3.80% Due 1/2/2026 25,655,769 25,661,185 U.S. Treasury Strips 0.00%
Due 02/15/27 - 08/15/48 51,493,273 25,490,240
U.S. Treasury Inflation
Indexed Bond 3.63% Due
04/15/28 100 213
U.S. Treasury Bond 4.25%
Due 02/15/54 738,800 683,956
25,655,769 52,232,173 26,174,409
JP Morgan Securities LLC 3.82%
Due 1/2/2026
25,085,641 25,090,965 U.S. Treasury Note 3.63%
Due 08/31/27 25,222,400 25,592,863
— — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
LIMITED DURATION FUND
December 31, 2025
130 |
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy
Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm.The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
9/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Mutual Funds
Guggenheim Ultra
Short Duration Fund —
Institutional Shares $ 34,752,250 $ 237,963 $ (37,311) $ 312,585 $ (102,800) $ 35,162,687 3,488,362 $ 222,469
Guggenheim Strategy
Fund III 17,657,078 147,967 — — 46,316 17,851,361 716,634 112,471
Guggenheim Strategy
Fund II 15,146,443 129,110 — — 19,622 15,295,175 616,492 95,349
$ 67,555,771 $ 515,040 $ (37,311) $ 312,585 $ (36,862) $ 68,309,223 $ 430,289

| 131
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
MACRO OPPORTUNITIES FUND
December 31, 2025
a
A
A
SHARES VALUE
COMMON STOCKS - 0.4%
TRANSPORT-AIRCRAFT - 0.3%
FTAI Aircraft Leasing Offshore
SPV, LP
a,b
24,375,000 $ 26,458,721
HEALTH CARE - 0.1%
Mallinckrodt Pharmaceuticals
plc
a
37,667 3,839,699
COMMUNICATIONS - 0.0%
LuxCo 3 SARL
113,237 1,994,109
Xplore, Inc. *
204,119 309,808
Total Communications 2,303,917
CONSUMER, CYCLICAL - 0.0%
SHO EQUITY
a
1,150 903,398
Accuride Corp. *
,a,b
3,399,497 340
Accuride Liquidating Trust *
,a,b
209 —
Total Consumer, Cyclical 903,738
INDUSTRIAL - 0.0%
API Heat Transfer
Intermediate
a
743 968,811
YAK BLOCKER 2 LLC
a
74,424 63,691
YAK BLOCKER 2 LLC
a
68,788 58,868
BP Holdco LLC
a,b
37,539 30,686
Targus, Inc.
a
25,546 227
Vector Phoenix Holdings, LP
a
37,539 4
Total Industrial 1,122,287
FINANCIAL - 0.0%
Checkers Holdings, Inc. *
,a
158,620 631,308
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,c
6,864,930 686
Total Financial 631,994
ENERGY - 0.0%
Permian Production Partners
LLC *
,a
573,522 57
CONSUMER, NON-CYCLICAL - 0.0%
WW International, Inc. *
20,023 584,972
SAVE-A-LOT *
,a
1,053,728 105
Total Consumer, Non-cyclical 585,077
Total Common Stocks
(Cost $34,540,974) 35,845,490
PREFERRED STOCKS - 4.2%
FINANCIAL - 3.3%
Citigroup, Inc.
3.88% 30,600,000 30,493,283
6.88% 14,050,000 14,599,427
6.63% 9,130,000 9,278,561
6.75% 5,600,000 5,700,402
a
A
A
SHARES VALUE
PREFERRED STOCKS - 4.2% (continued)
FINANCIAL - 3.3% (continued)
Goldman Sachs Group, Inc.
4.13% 20,500,000 $ 20,303,042
7.50% 13,600,000 14,396,362
6.85% 4,800,000 4,991,589
6.13% 4,250,000 4,309,296
Bank of America Corp.
4.38% 13,850,000 13,700,006
6.25% 11,900,000 12,086,901
6.63% 11,550,000 12,034,534
6.13% 3,900,000 3,958,071
Wells Fargo & Co.
3.90% 25,750,000 25,669,893
6.85% 8,250,000 8,621,366
Bank of New York Mellon Corp.
3.75% 20,550,000 20,244,924
5.95% 1,650,000 1,675,205
JPMorgan Chase & Co.
6.50% 20,000,000 20,782,223
Charles Schwab Corp.
4.00% 18,700,000 17,458,043
Corebridge Financial, Inc.
6.88% 12,503,000 12,849,025
State Street Corp.
6.70% 9,590,000 10,042,456
6.45% 1,100,000 1,139,632
American National Group, Inc.
7.38% 369,000 9,228,690
Jackson Financial, Inc.
8.00% 284,000 7,403,880
CNO Financial Group, Inc.
5.13% due 11/25/60 321,950 6,117,050
Kuvare US Holdings, Inc.
7.00% due 2/17/51
d
5,755,000 5,740,613
Selective Insurance Group, Inc.
4.60% 246,000 4,113,120
First Republic Bank
4.25% 803,675 161
4.50% 238,300 48
Total Financial 296,937,803
GOVERNMENT - 0.3%
CoBank ACB
4.25% 23,325,000 22,831,478
7.13% 2,500,000 2,590,735
Federal Agricultural Mortgage
Corp.
5.75% 272,820 5,775,600
Total Government 31,197,813

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
132 |
a
A
A
SHARES VALUE
PREFERRED STOCKS - 4.2% (continued)
COMMUNICATIONS - 0.3%
AT&T Mobility II LLC
6.80%*
,a
27,000 $ 27,704,320
ENERGY - 0.2%
Venture Global LNG, Inc.
9.00%
d
18,150,000 14,333,612
UTILITIES - 0.1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 6/1/85 248,975 6,304,047
HEALTH CARE - 0.0%
Mallinckrodt Pharmaceuticals
plc
a
1,716,259,188 1,716
Total Preferred Stocks
(Cost $407,695,524) 376,479,311
RIGHTS - 0.0%
COMMUNICATIONS - 0.0%
Xplore, Inc.*
,a
15,561 2
Total Rights
(Cost $—) 2
EXCHANGE-TRADED FUNDS
e
- 1.3%
iShares Silver Trust
970,500 62,519,610
SPDR S&P 500 ETF Trust
61,000 41,597,120
iShares Core S&P 500 ETF
16,000 10,959,040
Total Exchange-Traded Funds
(Cost $83,147,224) 115,075,770
MUTUAL FUNDS - 3.5%
Guggenheim Limited Duration
Fund— Class R6
b
5,772,440 142,752,434
Guggenheim Ultra Short
Duration Fund— Institutional
Shares
b
5,593,694 56,384,440
NAA Risk Managed Real
Estate Fund
1,139,302 36,526,008
NAA Opportunity Fund
1,032,035 31,394,503
Guggenheim Strategy Fund
III
b
1,150,558 28,660,400
Guggenheim Strategy Fund
II
b
986,407 24,472,764
Total Mutual Funds
(Cost $314,145,959) 320,190,549
MONEY MARKET FUNDS
e
- 1.8%
Federated Hermes U.S.
Treasury Cash Reserves
Fund— Institutional Shares,
3.58%
f
98,627,330 98,627,328
Dreyfus Treasury Obligations
Cash Management Fund—
Institutional Shares, 3.65%
f
32,410,606 32,410,606
a
A
A
SHARES VALUE
MONEY MARKET FUNDS
e
- 1.8% (continued)
Goldman Sachs U.S. Treasury
Liquid Reserves Fund—
Institutional Shares, 1.00%
f
30,645,157 $ 30,645,157
Total Money Market Funds
(Cost $161,683,091) 161,683,091
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 128,004 640
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49
a
1,716,232 172
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27
a,c
762,770 76
Total Warrants
(Cost $296,403) 888
A
FACE
AMOUNT
~
CORPORATE BONDS - 27.5%
FINANCIAL - 9.2%
Insured Lending 1 Ltd.
6.50% due 2/4/32
a,d
EUR 41,750,000 49,060,425
Jane Street Group / JSG
Finance, Inc.
7.13% due 4/30/31
d
33,375,000 35,069,326
6.13% due 11/1/32
d
5,000,000 5,087,800
Pershing Square Holdings Ltd.
3.25% due 10/1/31
d
31,500,000 28,304,322
Wilton RE Ltd.
6.00%
d,g,h
27,267,000 27,010,657
Global Atlantic Fin Co.
7.25% due 3/1/56
d,h
24,855,000 24,971,503
Liberty Mutual Group, Inc.
4.30% due 2/1/61
d
36,940,000 24,545,661
American National Group, Inc.
6.00% due 7/15/35 16,275,000 16,503,297
7.00% due 12/1/55
h
7,550,000 7,558,124
OneMain Finance Corp.
6.13% due 5/15/30 11,360,000 11,582,508
4.00% due 9/15/30 7,250,000 6,795,861
6.75% due 9/15/33 2,500,000 2,531,571
7.88% due 3/15/30 2,225,000 2,352,519
7.13% due 3/15/26 698,000 703,143
UWM Holdings LLC
6.25% due 3/15/31
d
16,385,000 16,358,879
6.63% due 2/1/30
d
6,500,000 6,581,763
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/1/32
d
11,200,000 11,381,742

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 133
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
FINANCIAL - 9.2% (continued)
6.50% due 10/1/30
d
10,975,000 $ 11,194,456
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
d
23,000,000 22,143,699
Fidelis Insurance Holdings Ltd.
7.75% due 6/15/55
h
20,500,000 22,087,807
Sherwood Financing plc
7.63% due 12/15/29
d
EUR 16,090,000 18,358,224
7.60% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 2,882,000 3,270,775
Encore Capital Group, Inc.
8.50% due 5/15/30
d
12,100,000 13,006,847
9.25% due 4/1/29
d
4,450,000 4,689,187
6.63% due 4/15/31
d
3,800,000 3,818,974
Equitable Holdings, Inc.
6.70% due 3/28/55
h
20,500,000 21,376,457
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 3/1/31
d
21,650,000 20,558,727
PennyMac Financial Services,
Inc.
7.13% due 11/15/30
d
9,275,000 9,750,149
6.75% due 2/15/34
d
6,500,000 6,719,225
7.88% due 12/15/29
d
3,675,000 3,910,375
FS KKR Capital Corp.
3.25% due 7/15/27 21,000,000 20,269,979
MidCap Funding XLVI Trust
6.28% due 4/15/28
a
19,600,000 19,600,000
Kennedy-Wilson, Inc.
5.00% due 3/1/31 18,169,000 17,087,608
4.75% due 2/1/30 250,000 235,630
Kane Bidco Ltd.
5.78% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 7/15/32
◊,d
EUR 7,825,000 9,297,136
7.75% due 7/15/31
d
GBP 4,475,000 6,154,073
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/1/31
d
14,770,000 15,223,244
Focus Financial Partners LLC
6.75% due 9/15/31
d
14,685,000 15,097,922
Meiji Yasuda Life Insurance Co.
6.10% due 6/11/55
d,h
13,650,000 14,161,343
Belrose Funding Trust II
6.79% due 5/15/55
d
13,050,000 13,550,373
Hunt Companies, Inc.
5.25% due 4/15/29
d
13,700,000 13,373,410
Hampton Roads PPV LLC
6.62% due 6/15/53
a,d
16,335,000 13,113,026
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
FINANCIAL - 9.2% (continued)
Allianz SE
6.55%
d,g,h
11,000,000 $ 11,418,462
Pershing Square Holdings Ltd./
Fund
3.25% due 11/15/30 10,480,000 9,706,590
5.50% due 10/28/32
d
1,000,000 1,000,020
Galaxy Bidco Ltd.
8.13% due 12/19/29
d
GBP 7,500,000 10,612,969
Enstar Group Ltd.
7.50% due 4/1/45
d,h
9,650,000 10,097,982
Nassau Companies of New York
7.88% due 7/15/30
d
10,526,000 10,047,139
Dai-ichi Life Insurance Co. Ltd.
6.20%
d,g,h
8,150,000 8,513,482
Farmers Insurance Exchange
7.00% due 10/15/64
d,h
7,830,000 8,033,737
Ascot Group Ltd.
6.35% due 6/15/35
d,h
7,450,000 7,712,651
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 6/15/31
d
7,150,000 7,489,496
Iron Mountain, Inc.
4.75% due 1/15/34
d
EUR 6,550,000 7,484,655
Rocket Companies, Inc.
6.38% due 8/1/33
d
6,750,000 7,037,678
Nippon Life Insurance Co.
6.50% due 4/30/55
d,h
6,450,000 6,945,289
Stewart Information Services
Corp.
3.60% due 11/15/31 7,788,000 6,885,470
Americo Life, Inc.
3.45% due 4/15/31
d
7,470,000 6,755,874
Toronto-Dominion Bank
8.13% due 10/31/82
h
6,300,000 6,643,626
Dyal IV Issuer A
3.65% due 2/22/41
a
7,117,500 6,622,902
Asurion LLC and Asurion
Company-Issuer, Inc.
8.00% due 12/31/32
d
6,075,000 6,303,489
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/1/33
d
6,325,000 6,107,371
PartnerRe Finance B LLC
4.50% due 10/1/50
h
6,460,000 6,073,886
Blue Owl IV SR SEC A
5.94% due 8/22/45
a
5,746,000 5,810,162
CNO Financial Group, Inc.
6.45% due 6/15/34 5,200,000 5,501,295

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
134 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
FINANCIAL - 9.2% (continued)
Blue Owl IV SR SEC B
5.94% due 8/22/45
a
5,304,000 $ 5,363,227
Cushman & Wakefield US
Borrower LLC
6.75% due 5/15/28
d
5,303,000 5,331,154
Walker & Dunlop, Inc.
6.63% due 4/1/33
d
5,125,000 5,257,860
Fortitude Group Holdings LLC
6.25% due 4/1/30
d
4,950,000 5,155,850
Bank of Nova Scotia
8.63% due 10/27/82
h
4,650,000 4,938,533
Ryan Specialty LLC
5.88% due 8/1/32
d
4,648,000 4,749,177
Reinsurance Group of America,
Inc.
6.65% due 9/15/55
h
4,460,000 4,608,505
United Wholesale Mortgage LLC
5.75% due 6/15/27
d
4,550,000 4,562,126
Sumitomo Life Insurance Co.
5.88% due 9/10/55
d,h
4,000,000 4,040,068
Alliant Holdings Intermediate
LLC / Alliant Holdings
Company-Issuer
7.00% due 1/15/31
d
3,475,000 3,605,227
Dyal IV Issuer B
3.65% due 2/22/41
a
3,832,500 3,566,178
Symetra Life Insurance Co.
6.55% due 10/1/55
d
3,250,000 3,359,928
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
d
4,250,000 3,247,464
Rfna LP
7.88% due 2/15/30
d
3,025,000 3,076,571
Accident Fund Insurance Co. of
America
8.50% due 8/1/32
d
3,000,000 3,011,630
Citadel Securities Global
Holdings LLC
6.20% due 6/18/35
d
2,850,000 3,000,030
Osaic Holdings, Inc.
6.75% due 8/1/32
d
2,650,000 2,768,243
Prudential Financial, Inc.
5.13% due 3/1/52
h
2,750,000 2,724,860
Blue Owl Capital GP Stakes V
A-1 B
7.11% due 8/22/43
a
2,505,000 2,551,654
Blue Owl Capital GP Stakes V
A-1 A
7.11% due 8/22/43
a
2,495,000 2,541,468
AHG Funding
due 7/20/26
a
1,000,000 1
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
FINANCIAL - 9.2% (continued)
Atlas Mara Ltd.
due 12/31/20
a,d,i
1,183,303 $ 1
Total Financial 834,711,727
COMMUNICATIONS - 3.1%
British Telecommunications plc
4.88% due 11/23/81
d,h
28,200,000 27,243,501
4.25% due 11/23/81
d,h
5,250,000 5,183,697
TELUS Corp.
6.63% due 10/15/55
h
7,850,000 8,010,477
6.38% due 6/9/56
h
7,280,000 7,292,078
6.63% due 6/9/56
h
7,280,000 7,272,883
7.00% due 10/15/55
h
6,350,000 6,610,223
McGraw-Hill Education, Inc.
8.00% due 8/1/29
d
22,634,000 22,871,204
5.75% due 8/1/28
d
4,600,000 4,623,750
Rogers Communications, Inc.
7.00% due 4/15/55
h
19,450,000 20,348,609
7.13% due 4/15/55
h
2,100,000 2,211,283
AMC Networks, Inc.
10.50% due 7/15/32
d
18,150,000 20,051,042
10.25% due 1/15/29
d
2,125,000 2,228,300
4.25% due 2/15/29 238,000 211,505
Bell Telephone Co. of Canada or
Bell Canada
6.88% due 9/15/55
h
21,020,000 21,687,028
7.00% due 9/15/55
h
350,000 367,792
Sunrise FinCo I B.V.
4.88% due 7/15/31
d
20,200,000 19,240,500
Altice France S.A.
6.50% due 4/15/32
d
10,203,825 9,782,222
6.88% due 7/15/32
d
9,056,376 8,684,516
CSC Holdings LLC
4.13% due 12/1/30
d
20,672,000 12,676,141
4.63% due 12/1/30
d
2,715,000 969,774
Vodafone Group plc
5.13% due 6/4/81
h
16,875,000 13,243,931
Virgin Media Finance plc
5.00% due 7/15/30
d
11,400,000 10,050,322
Sirius XM Radio LLC
4.13% due 7/1/30
d
8,900,000 8,464,500
3.13% due 9/1/26
d
1,550,000 1,536,372
Paramount Global
5.25% due 4/1/44 6,271,000 4,733,774
5.90% due 10/15/40 2,332,000 2,022,374
4.90% due 8/15/44 1,797,000 1,289,593

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 135
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
COMMUNICATIONS - 3.1% (continued)
Vmed O2 UK Financing I plc
6.75% due 1/15/33
d
7,800,000 $ 7,730,075
Telenet Finance Luxembourg
Notes SARL
5.50% due 3/1/28
d
7,000,000 6,959,878
CCO Holdings LLC / CCO
Holdings Capital Corp.
4.50% due 6/1/33
d
7,683,000 6,725,380
Cox Communications, Inc.
2.95% due 10/1/50
d
4,709,000 2,620,168
5.80% due 12/15/53
d
2,100,000 1,790,989
Virgin Media Vendor Financing
Notes IV DAC
5.00% due 7/15/28
d
3,650,000 3,581,073
Match Group Holdings II LLC
6.13% due 9/15/33
d
2,500,000 2,529,938
Ziggo B.V.
4.88% due 1/15/30
d
1,685,000 1,592,715
Time Warner Cable LLC
4.50% due 9/15/42 1,085,000 834,390
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 6/1/52 1,191,000 768,699
Zayo Group Holdings, Inc.
9.25% due 3/9/30
d,j
450,315 427,799
Total Communications 284,468,495
CONSUMER, CYCLICAL - 3.1%
Deuce Finco plc
7.00% due 11/20/31
d
GBP 9,150,000 12,454,274
5.55% (3 Month EURIBOR +
3.50%) due 11/20/32
◊,d
EUR 8,450,000 10,071,024
Intralot Capital Luxembourg S.A.
6.50% (3 Month EURIBOR +
4.50%, Rate Floor: 0.00%)
due 10/15/31
◊,d
EUR 10,050,000 11,671,769
6.75% due 10/15/31
d
EUR 6,100,000 7,135,101
Motel One GmbH/Muenchen
7.75% due 4/2/31 EUR 12,915,000 16,206,263
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 6/1/31
d
15,216,000 14,607,775
Lottomatica Group SpA
4.88% due 1/31/31
d
EUR 10,750,000 13,009,327
Flutter Treasury DAC
6.13% due 6/4/31
d
GBP 9,000,000 12,214,081
AZ Battery Property LLC
6.73% due 2/20/46
a
11,600,000 11,461,226
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
CONSUMER, CYCLICAL - 3.1% (continued)
Brightstar Lottery plc/ Brightstar
Global Solutions Corp.
5.75% due 1/15/33
d
11,250,000 $ 11,169,393
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 9/15/32
d
9,750,000 9,922,423
JB Poindexter & Co., Inc.
8.75% due 12/15/31
d
9,275,000 9,715,341
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
6.50% due 12/15/35
d
9,284,000 9,286,050
Penn Entertainment, Inc.
4.13% due 7/1/29
d
9,665,000 8,951,266
1011778 BC ULC / New Red
Finance, Inc.
4.00% due 10/15/30
d
9,333,000 8,888,788
Essendi S.A.
5.38% due 5/15/30
d
EUR 2,850,000 3,440,060
5.63% due 5/15/32
d
EUR 2,850,000 3,432,656
5.81% (3 Month EURIBOR +
3.75%) due 5/15/32
◊,d
EUR 1,400,000 1,666,214
Versuni Group B.V.
3.13% due 6/15/28 EUR 7,050,000 8,134,070
Newell Brands, Inc.
6.38% due 5/15/30 8,300,000 8,105,461
Wabash National Corp.
4.50% due 10/15/28
d
8,574,000 8,019,313
Quicktop Holdco AB
6.54% (3 Month EURIBOR +
4.50%, Rate Floor: 0.00%)
due 3/21/30
◊,d
EUR 6,000,000 7,216,515
TVL Finance plc
5.77% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 6/30/30
◊
EUR 6,150,000 7,184,203
Asmodee Group AB
4.25% due 12/15/31
d
EUR 5,155,000 6,110,603
New Flyer Holdings, Inc.
9.25% due 7/1/30
d
5,200,000 5,589,074
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
6.63% due 5/1/32
d
5,450,000 5,495,856
QXO Building Products, Inc.
6.75% due 4/30/32
d
4,875,000 5,091,541
NCL Corp. Ltd.
5.88% due 1/15/31
d
2,500,000 2,490,541
6.25% due 9/15/33
d
2,200,000 2,199,074
Superior Plus LP / Superior
General Partner, Inc.
4.50% due 3/15/29
d
4,800,000 4,685,560

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
136 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
CONSUMER, CYCLICAL - 3.1% (continued)
Beach Acquisition Bidco LLC
5.25% due 7/15/32
d
EUR 3,450,000 $ 4,127,282
Boots Group Finco LP
7.38% due 8/31/32
d
GBP 1,500,000 2,090,631
5.38% due 8/31/32
d
EUR 1,600,000 1,942,829
Air Canada
4.63% due 8/15/29
d
CAD 5,550,000 4,028,845
Allwyn Entertainment Financing
UK plc
7.88% due 4/30/29
d
3,052,000 3,174,813
7.25% due 4/30/30 EUR 540,000 666,915
Whirlpool Corp.
4.50% due 6/1/46 3,953,000 2,968,184
4.60% due 5/15/50 990,000 727,801
Station Casinos LLC
4.63% due 12/1/31
d
3,800,000 3,602,612
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 3/1/30
d
3,500,000 3,110,662
Wolverine World Wide, Inc.
4.00% due 8/15/29
d
3,229,000 2,984,732
United Airlines, Inc.
4.63% due 4/15/29
d
1,700,000 1,692,626
Clarios Global LP / Clarios US
Finance Co.
6.75% due 2/15/30
d
1,050,000 1,096,001
Crocs, Inc.
4.13% due 8/15/31
d
1,100,000 1,016,200
American Airlines Group, Inc.
Pass-Through Trust
2016-1, AA, 3.58% due 1/15/28 652,006 645,089
2017-1, AA, 3.65% due 2/15/29 307,450 301,947
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 6/15/31
d
EUR 750,000 893,874
Suburban Propane Partners,
LP/Suburban Energy Finance
Corp.
5.88% due 3/1/27 660,000 660,562
American Airlines Class AA Pass
Through Trust
2017-2, AA, 3.35% due
10/15/29 332,687 322,813
2019-1, AA, 3.15% due 2/15/32 294,658 278,514
Air Canada Pass-Through Trust
20-2, A, 5.25% due 4/1/29
d
550,379 562,548
Caesars Entertainment, Inc.
6.50% due 2/15/32
d
400,000 409,770
United Airlines, Inc. Pass-
Through Trust
2019-1, AA, 4.15% due 8/25/31 288,679 283,451
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
CONSUMER, CYCLICAL - 3.1% (continued)
Boots Group Finco, LP
5.38% due 8/31/32 EUR 200,000 $ 242,854
Total Consumer, Cyclical 283,456,397
ENERGY - 2.4%
BP Capital Markets plc
4.88%
g,h
26,079,000 25,944,280
6.13%
g,h
4,125,000 4,253,733
CVR Energy, Inc.
8.50% due 1/15/29
d
20,090,000 20,649,454
5.75% due 2/15/28
d
3,070,000 3,027,252
Sunoco, LP
4.63% due 5/1/30
d
20,000,000 19,429,572
7.25% due 5/1/32
d
1,500,000 1,586,004
ITT Holdings LLC
6.50% due 8/1/29
d
19,477,000 18,691,132
Occidental Petroleum Corp.
7.95% due 6/15/39 12,735,000 14,966,261
4.50% due 7/15/44 2,850,000 2,257,272
Midwest Connector Capital Co.
LLC
4.63% due 4/1/29
d
12,737,000 12,752,906
Venture Global LNG, Inc.
9.50% due 2/1/29
d
8,700,000 9,017,350
9.88% due 2/1/32
d
3,000,000 3,099,217
Kinetik Holdings LP
5.88% due 6/15/30
d
6,100,000 6,154,654
6.63% due 12/15/28
d
4,164,000 4,287,575
Targa Resources Partners, LP
/ Targa Resources Partners
Finance Corp.
6.88% due 1/15/29 10,145,000 10,265,895
HF Sinclair Corp.
5.50% due 9/1/32 8,600,000 8,716,724
Venture Global Plaquemines
LNG LLC
7.50% due 5/1/33
d
5,640,000 6,094,026
6.50% due 6/15/34
d
2,300,000 2,350,100
Global Partners LP / GLP
Finance Corp.
6.88% due 1/15/29 7,750,000 7,852,494
CQP Holdco LP / BIP-V Chinook
Holdco LLC
7.50% due 12/15/33
d
6,550,000 7,018,122
NuStar Logistics LP
6.38% due 10/1/30 4,586,000 4,826,756
Global Partners, LP / GLP
Finance Corp.
8.25% due 1/15/32
d
2,200,000 2,317,207
7.13% due 7/1/33
d
2,120,000 2,158,675

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 137
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
ENERGY - 2.4% (continued)
TransMontaigne Partners LLC
8.50% due 6/15/30
d
3,450,000 $ 3,483,072
Phillips 66 Co.
6.20% due 3/15/56
h
1,718,000 1,710,957
5.88% due 3/15/56
h
1,718,000 1,699,619
Venture Global Calcasieu Pass
LLC
3.88% due 11/1/33
d
2,198,000 1,884,591
4.13% due 8/15/31
d
760,000 691,579
3.88% due 8/15/29
d
510,000 478,095
Plains All American Pipeline LP /
PAA Finance Corp.
4.70% due 6/15/44 2,450,000 2,084,704
Rockies Express Pipeline LLC
6.88% due 4/15/40
d
1,925,000 1,990,002
ONEOK, Inc.
7.15% due 1/15/51 1,740,000 1,910,490
MPLX, LP
5.65% due 3/1/53 1,390,000 1,289,011
Total Energy 214,938,781
CONSUMER, NON-CYCLICAL - 2.4%
Block, Inc.
due 5/1/26
k
21,951,000 21,540,516
6.00% due 8/15/33
d
4,590,000 4,712,135
Darling Global Finance BV
4.50% due 7/15/32
d
EUR 15,800,000 18,809,240
Post Holdings, Inc.
6.50% due 3/15/36
d
13,950,000 13,968,853
DaVita, Inc.
4.63% due 6/1/30
d
8,678,000 8,438,400
3.75% due 2/15/31
d
4,892,000 4,519,588
Herc Holdings, Inc.
5.75% due 3/15/31
d
4,950,000 5,023,476
7.00% due 6/15/30
d
3,390,000 3,567,732
7.25% due 6/15/33
d
2,370,000 2,513,110
6.63% due 6/15/29
d
175,000 181,667
1261229 BC Ltd.
10.00% due 4/15/32
d
9,627,095 10,012,342
Surgery Center Holdings, Inc.
7.25% due 4/15/32
d
9,130,000 9,234,706
Verisure Holding AB
5.50% due 5/15/30
d
EUR 7,450,000 9,073,959
Sotheby's/Bidfair Holdings, Inc.
5.88% due 6/1/29
d
9,400,000 8,745,699
CVS Health Corp.
7.00% due 3/10/55
h
7,770,000 8,151,104
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 2.4% (continued)
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
d
EUR 7,000,000 $ 7,767,488
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 5/21/30
d
EUR 3,650,000 4,423,778
7.00% due 5/21/30
d
3,000,000 3,131,132
Becle SAB de CV
2.50% due 10/14/31
d
7,650,000 6,677,083
Sammontana Italia SpA
5.78% (3 Month EURIBOR +
3.75%, Rate Floor: 0.00%)
due 10/15/31
◊,d
EUR 4,900,000 5,811,447
Boost Newco Borrower LLC
7.50% due 1/15/31
d
5,275,000 5,606,534
CPI CG, Inc.
10.00% due 7/15/29
d
5,221,000 5,531,738
JBS USA Holding Lux SARL/
JBS USA Food Co./ JBS Lux
Co. SARL
4.38% due 2/2/52 6,500,000 5,052,622
Central Garden & Pet Co.
4.13% due 4/30/31
d
5,300,000 4,999,627
CAB SELAS
3.38% due 2/1/28
d
EUR 4,100,000 4,676,459
Carriage Services, Inc.
4.25% due 5/15/29
d
4,805,000 4,621,640
Perrigo Finance Unlimited Co.
5.38% due 9/30/32 EUR 3,550,000 4,244,966
Bausch Health Companies, Inc.
4.88% due 6/1/28
d
4,633,000 4,146,535
U.S. Foods, Inc.
6.88% due 9/15/28
d
3,875,000 4,008,602
Cheplapharm Arzneimittel GmbH
5.50% due 1/15/28
d
3,566,000 3,517,158
TriNet Group, Inc.
7.13% due 8/15/31
d
2,232,000 2,300,726
Nidda Healthcare Holding GmbH
5.28% (3 Month EURIBOR +
3.25%, Rate Floor: 0.00%)
due 10/15/32
◊,d
EUR 1,900,000 2,252,847
Upbound Group, Inc.
6.38% due 2/15/29
d
1,450,000 1,428,262
Grifols S.A.
3.88% due 10/15/28 EUR 1,200,000 1,394,715
Altria Group, Inc.
4.45% due 5/6/50 1,670,000 1,338,590
Belron UK Finance plc
4.63% due 10/15/29
d
EUR 700,000 845,345

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
138 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
CONSUMER, NON-CYCLICAL - 2.4% (continued)
Acadia Healthcare Company,
Inc.
7.38% due 3/15/33
d
600,000 $ 606,002
Total Consumer, Non-cyclical 212,875,823
UTILITIES - 1.8%
Spire, Inc.
6.45% due 6/1/56
h
18,085,000 18,015,129
6.25% due 6/1/56
h
2,640,000 2,626,873
American Electric Power Co.,
Inc.
5.80% due 3/15/56
h
8,210,000 8,150,563
6.05% due 3/15/56
h
8,210,000 8,066,571
PacifiCorp
7.38% due 9/15/55
h
13,285,000 13,540,696
QTS Corp.
5.42% due 8/21/32
a
10,800,000 10,841,941
Dominion Energy, Inc.
6.20% due 2/15/56
h
5,725,000 5,728,900
6.00% due 2/15/56
h
3,950,000 3,968,221
AES Corp.
3.95% due 7/15/30
d
7,554,000 7,372,958
2.45% due 1/15/31 2,426,000 2,199,505
Alexander Funding Trust II
7.47% due 7/31/28
d
7,750,000 8,256,863
Terraform Global Operating, LP
6.13% due 3/1/26
d
8,138,000 8,080,054
NRG Energy, Inc.
7.00% due 3/15/33
d
6,950,000 7,682,454
NiSource, Inc.
5.75% due 7/15/56
h
7,325,000 7,372,443
WEC Energy Group, Inc.
5.63% due 5/15/56
h
7,325,000 7,371,134
ContourGlobal Power Holdings
SA
5.00% due 2/28/30
d
EUR 5,900,000 7,098,259
CMS Energy Corp.
6.50% due 6/1/55
h
6,710,000 6,899,692
NextEra Energy Capital
Holdings, Inc.
6.38% due 8/15/55
h
6,676,000 6,891,281
Hope Gas Holdings LLC
6.18% due 9/1/37
a
3,900,000 3,948,050
6.08% due 9/1/35
a
2,600,000 2,634,450
ContourGlobal Power Holdings
S.A.
6.75% due 2/28/30
d
4,800,000 4,949,328
5.00% due 2/28/30 EUR 800,000 962,476
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
UTILITIES - 1.8% (continued)
Sierra Pacific Power Co.
6.20% due 12/15/55
h
5,950,000 $ 5,896,759
Southern Co.
3.75% due 9/15/51
h
1,138,000 1,121,887
Total Utilities 159,676,487
INDUSTRIAL - 1.7%
Homestead Spe Issuer LLC
7.21% due 4/1/55
a
18,000,000 18,418,225
Great Lakes Dredge & Dock
Corp.
5.25% due 6/1/29
d
17,160,000 16,736,097
AmeriTex HoldCo Intermediate
LLC
7.63% due 8/15/33
d
15,090,000 15,899,639
Biffa Group Holdings Ltd.
5.25% due 6/15/31
d
EUR 6,575,000 7,703,949
7.38% due 6/15/31
d
GBP 5,600,000 7,612,161
Standard Building Solutions, Inc.
6.25% due 8/1/33
d
12,200,000 12,462,750
New Enterprise Stone & Lime
Company, Inc.
5.25% due 7/15/28
d
5,870,000 5,865,085
9.75% due 7/15/28
d
5,350,000 5,390,125
XPO, Inc.
6.25% due 6/1/28
d
9,170,000 9,350,016
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 4/1/32
d
7,455,000 7,642,795
GrafTech Finance, Inc.
4.63% due 12/23/29
d
10,000,000 7,425,000
Atkore, Inc.
4.25% due 6/1/31
d
7,700,000 7,389,016
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance plc
5.00% due 1/30/31
d
EUR 2,900,000 3,445,390
6.25% due 1/30/31
d
3,325,000 3,400,727
Enviri Corp.
5.75% due 7/31/27
d
5,885,000 5,888,160
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
d
6,520,000 5,672,400
Builders FirstSource, Inc.
6.75% due 5/15/35
d
3,880,000 4,056,596
6.38% due 6/15/32
d
800,000 828,908
Waste Pro USA, Inc.
7.00% due 2/1/33
d
4,520,000 4,652,507
TransDigm, Inc.
6.25% due 1/31/34
d
2,865,000 2,972,956

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 139
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
INDUSTRIAL - 1.7% (continued)
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 1,900,000 $ 2,326,261
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 2/1/32
d
1,500,000 1,530,779
FedEx Corp.
4.75% due 11/15/45 1,286,000 1,112,459
3.88% due 8/1/42 285,000 225,607
Amsted Industries, Inc.
6.38% due 3/15/33
d
254,000 261,616
Total Industrial 158,269,224
BASIC MATERIALS - 1.6%
Compass Minerals International,
Inc.
8.00% due 7/1/30
d
20,360,000 21,303,421
WR Grace Holdings LLC
6.63% due 8/15/32
d
16,120,000 16,325,847
SNF Group SACA
4.50% due 3/15/32
d
EUR 12,500,000 15,143,037
Kaiser Aluminum Corp.
4.50% due 6/1/31
d
13,250,000 12,801,144
Novelis Corp.
6.38% due 8/15/33
d
12,575,000 12,748,172
SK Invictus Intermediate II SARL
5.00% due 10/30/29
d
11,525,000 11,412,017
Perimeter Holdings LLC
6.25% due 1/15/34
d
10,570,000 10,500,543
Minerals Technologies, Inc.
5.00% due 7/1/28
d
8,060,000 7,979,400
Corp. Nacional del Cobre de
Chile
6.78% due 1/13/55
d
6,950,000 7,482,092
Alcoa Nederland Holding B.V.
6.13% due 5/15/28
d
7,450,000 7,450,000
Alumina Pty Ltd.
6.38% due 9/15/32
d
6,700,000 6,957,447
Novelis Sheet Ingot GmbH
3.38% due 4/15/29
d
EUR 4,500,000 5,164,304
SCIL IV LLC / SCIL USA
Holdings LLC
9.50% due 7/15/28
d
EUR 3,500,000 4,321,292
Arsenal AIC Parent LLC
8.00% due 10/1/30
d
3,800,000 4,032,411
Dow Chemical Co.
6.90% due 5/15/53 1,950,000 1,999,757
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
BASIC MATERIALS - 1.6% (continued)
Mirabela Nickel Ltd.
due 3/31/28
a,d,i
1,885,418 $ 4,714
Total Basic Materials 145,625,598
TECHNOLOGY - 1.5%
AP Grange Holdings LLC
6.50% due 3/20/45
a
43,700,000 46,212,750
5.00% due 3/20/45
a
4,900,000 5,096,000
TeamSystem SpA
5.28% (3 Month EURIBOR +
3.25%, Rate Floor: 0.00%)
due 7/1/32
◊,d
EUR 17,700,000 20,911,405
5.53% (3 Month EURIBOR +
3.50%, Rate Floor: 3.50%)
due 7/31/31
◊,d
EUR 350,000 414,101
Dye & Durham Ltd.
8.63% due 4/15/29
d
16,098,000 15,182,207
Oracle Corp.
5.20% due 9/26/35 6,900,000 6,610,757
5.88% due 9/26/45 2,750,000 2,483,591
5.95% due 9/26/55 2,750,000 2,436,539
Qorvo, Inc.
3.38% due 4/1/31
d
9,225,000 8,534,453
Xerox Corp.
10.25% due 10/15/30
d
8,800,000 8,419,388
Capstone Borrower, Inc.
8.00% due 6/15/30
d
5,325,000 5,484,611
Cloud Software Group, Inc.
6.50% due 3/31/29
d
5,300,000 5,369,366
Fair Isaac Corp.
6.00% due 5/15/33
d
3,615,000 3,713,136
AP Grange Holdings LLC
Deferral
6.50% due 3/20/45
a
2,844,709 2,844,709
Total Technology 133,713,013
TRANSPORTATION - 0.4%
Terminal Investment Limited
Holding
6.23% due 10/1/40
a
20,000,000 20,288,852
AITX FINCO LLC
6.00% due 10/23/35
a
18,400,000 18,319,309
Total Transportation 38,608,161
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CBS Studio Center
6.98% due 1/9/26
a
22,000,000 21,892,914

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
140 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 27.5% (continued)
INFRASTRUCTURE - 0.1%
QTS Good News Facility
6.77% due 10/9/28
a
9,528,408 $ 9,528,408
Total Corporate Bonds
(Cost $2,514,797,998) 2,497,765,028
SENIOR FLOATING RATE INTERESTS - 24.1%
CONSUMER, CYCLICAL - 6.0%
QSRP Finco SARL
6.07% (6 Month EURIBOR +
4.00%, Rate Floor: 4.00%)
due 6/19/31
◊
EUR 15,200,000 17,766,675
3.75% due 6/19/31
◊
EUR 4,950,000 5,785,858
Hunter Douglas, Inc.
5.02% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 16,400,000 19,402,494
6.67% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 3,960,000 3,974,850
Peer Holding III BV
6.17% (3 Month Term SOFR +
2.50%) due 7/1/31
◊
10,315,800 10,352,318
4.77% (3 Month EURIBOR +
2.75%) due 9/29/32
◊
EUR 5,000,000 5,901,940
6.17% (3 Month Term SOFR +
2.50%) due 10/28/30
◊
3,438,750 3,451,645
4.77% (3 Month EURIBOR +
2.75%) due 11/26/31
◊
EUR 1,000,000 1,180,729
4.77% (3 Month EURIBOR +
2.75%) due 7/1/31
◊
EUR 1,000,000 1,179,753
Recess Holdings, Inc.
7.62% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 2/20/30
◊
21,240,777 21,356,964
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
21,229,328 21,291,318
Scientific Games Corp.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/4/29
◊
21,211,499 20,811,238
FR Refuel LLC
5.50% (1 Month Term SOFR +
4.75%, Rate Floor: 1.75%)
due 11/8/28
◊
20,845,747 20,689,404
Casper Bidco Sasu
5.87% (6 Month EURIBOR +
3.75%) due 3/21/31
◊
EUR 16,996,376 20,108,054
Upbound Group, Inc.
6.63% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 8/12/32
◊
19,335,438 19,432,115
MB2 Dental Solutions LLC
9.22% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 2/13/31
◊,a
16,350,329 16,298,812
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, CYCLICAL - 6.0% (continued)
5.25% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 2/13/31
◊,a
2,604,242 $ 2,585,197
9.22% (1 Month Term SOFR +
5.50%, Rate Floor: 1.00%)
due 2/15/31
◊,a
181,800 165,207
Caesars Entertainment, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/31
◊
10,025,697 9,925,440
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/30
◊
8,757,485 8,678,668
Fertitta Entertainment LLC
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 1/27/29
◊
18,538,251 18,528,797
Dealer Tire Financial LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/2/31
◊
16,505,304 16,484,672
Allwyn Entertainment Financing
UK Plc
4.90% (1 Month EURIBOR +
3.00%) due 3/29/32
◊
EUR 13,900,000 16,322,620
NFM & J LLC
9.67% (3 Month Term SOFR +
5.75%, Rate Floor: 1.00%)
due 11/30/27
◊,a
8,223,173 8,118,827
9.69% (3 Month Term SOFR +
5.75%, Rate Floor: 1.00%)
due 11/30/27
◊,a
8,089,241 7,986,595
Tackle SARL
3.25% (3 Month EURIBOR +
3.25%) due 5/18/28
◊
EUR 6,900,000 8,135,190
5.32% (3 Month EURIBOR +
3.25%) due 5/22/28
◊
EUR 6,456,011 7,594,500
Clarios Global, LP
5.15% (1 Month EURIBOR +
3.25%) due 1/28/32
◊
EUR 7,400,000 8,774,784
4.90% (1 Month EURIBOR +
3.00%) due 7/16/31
◊
EUR 4,810,000 5,694,623
6.22% (1 Month Term SOFR +
2.50%) due 5/6/30
◊
1,158,300 1,158,451
Betclic Everest Group SAS
5.01% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 12/9/31
◊
EUR 13,150,000 15,573,250
Park River Holdings, Inc.
8.49% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/24/32
◊
14,350,000 14,418,737
Elvis UK Holdco, Ltd.
5.62% (3 Month EURIBOR +
3.60%) due 10/23/31
◊
EUR 10,600,000 12,552,968
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
12,185,000 12,120,298

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 141
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, CYCLICAL - 6.0% (continued)
FCG Acquisitions, Inc.
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 3/31/28
◊
11,941,125 $ 11,980,292
Laseraway Intermediate
Holdings II LLC
9.89% (3 Month Term SOFR +
5.75%, Rate Floor: 0.75%)
due 10/14/27
◊
12,033,153 11,927,863
Sandy Bidco BV
5.96% (6 Month EURIBOR +
3.85%) due 8/17/29
◊
EUR 9,175,000 10,643,754
TRQ Sales LLC
6.94% (1 Month Term SOFR +
3.25%, Rate Floor: 0.00%)
due 8/13/32
l
9,465,000 9,334,856
Quimper AB
5.86% (6 Month EURIBOR +
3.75%) due 3/29/30
◊
EUR 5,600,000 6,650,906
5.86% (6 Month EURIBOR +
3.75%) due 3/25/30
◊
EUR 2,020,000 2,399,077
Allwyn Entertainment Financing
US LLC
5.91% (3 Month Term SOFR +
2.00%) due 3/29/32
◊
6,000,000 5,880,000
5.91% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 6/11/31 1,940,634 1,856,546
Gibson Brands, Inc.
8.85% (1 Month Term SOFR +
5.00%, Rate Floor: 0.75%)
due 8/11/28
◊
7,968,000 7,204,427
PCI Gaming Authority
5.72% (1 Month Term SOFR +
2.00%) due 7/18/31
◊
7,092,000 7,099,872
Boots Group Bidco, Ltd.
7.21% (3 Month Term SOFR +
3.50%) due 8/30/32
◊
6,150,000 6,178,167
Shaw Development LLC
9.84% (3 Month Term SOFR +
6.00%) due 10/30/29
◊,a
6,058,053 5,711,295
Vista Management Holding, Inc.
7.74% (3 Month Term SOFR +
3.75%) due 3/26/31
◊
5,618,250 5,665,050
Alterra Mountain Co.
6.22% (1 Month Term SOFR +
2.50%) due 8/17/28
◊
3,583,881 3,592,840
6.22% (1 Month Term SOFR +
2.50%) due 5/31/30
◊
2,044,875 2,052,543
SGH2 LLC
8.17% (3 Month Term SOFR +
4.50%) due 7/19/32
◊
5,386,500 5,399,966
Grant Thornton Advisors Holding
LLC
5.15% (1 Month EURIBOR +
3.25%) due 9/11/32
◊
EUR 4,550,000 5,377,449
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, CYCLICAL - 6.0% (continued)
Arcis Golf LLC
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/24/28
◊
5,302,563 $ 5,309,191
Accuride Corp.
8.24% (3 Month Term SOFR
+ 5.81%) (in-kind rate was
3.00%) due 3/7/30
◊,a,b,j
2,537,058 4,755,623
United Airlines, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 2/22/31
◊
4,328,678 4,342,227
UFC Holdings LLC
5.87% (3 Month Term SOFR +
2.00%) due 11/21/31
◊
4,306,609 4,323,921
Parts Europe SA
5.00% (3 Month EURIBOR +
3.00%) due 2/3/31
◊
EUR 3,550,000 4,218,536
Entain Holdings (Gibraltar) Ltd.
5.52% (3 Month EURIBOR +
3.50%) due 6/30/28
◊
EUR 3,295,850 3,897,972
Beach Acquisition Bidco LLC
6.92% (3 Month Term SOFR +
3.25%) due 6/28/32
◊
1,940,000 1,953,347
5.52% (3 Month EURIBOR +
3.50%) due 9/12/32
◊
EUR 1,600,000 1,894,261
International Entertainment Jjco
3, Ltd.
6.84% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/29/32
◊
2,487,516 2,462,640
5.32% (3 Month EURIBOR +
3.25%) due 4/29/32
◊
EUR 1,000,000 1,173,995
Tacala Investment Corp.
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 1/31/31
◊
3,538,792 3,560,273
Motel One Gmbh
5.66% (1 Month EURIBOR +
3.63%) due 6/4/32
◊
EUR 3,000,000 3,550,858
Openlane, Inc.
6.36% (3 Month Term SOFR +
2.50%) due 10/1/32
◊
2,500,000 2,498,450
AI Aqua Merger Sub, Inc.
6.86% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/31/28
◊
2,319,199 2,323,443
Evergreen Acqco 1, LP
6.70% (3 Month Term SOFR +
3.00%) due 9/13/32
◊
2,287,333 2,296,483
Sho Holding I Corp.
10.33% (1 Month Term SOFR
+ 6.50%, Rate Floor: 1.00%)
due 6/30/29
◊,a
1,673,181 1,660,569
5.83% (1 Month Term SOFR +
2.00%, Rate Floor: 1.00%)
due 6/30/29
◊,a
645,762 568,271

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
142 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, CYCLICAL - 6.0% (continued)
Eden SAS
5.52% (3 Month EURIBOR +
3.50%) due 6/22/29
◊
EUR 1,500,000 $ 1,778,955
White Cap Supply Holdings LLC
6.97% (1 Month Term SOFR +
3.25%) due 10/19/29
◊
1,287,000 1,291,929
Air Canada
5.72% (1 Month Term SOFR +
2.00%) due 3/21/31
◊
982,500 987,412
Oil Changer 1L DDTL Funded
10.59% ((3 Month Term SOFR
+ 6.75%) and (6 Month Term
SOFR + 6.75%)) due 2/8/27
◊,a
847,269 847,269
US Lbm
7.58% (1 Month Term SOFR +
3.75%, Rate Floor: 0.75%)
due 6/6/31
◊
493,734 462,308
Gulfside Supply, Inc.
6.67% (3 Month Term SOFR +
3.00%) due 6/17/31
◊
346,667 341,252
Total Consumer, Cyclical 549,257,079
CONSUMER, NON-CYCLICAL - 4.3%
Womens Care Holdings, Inc.
8.44% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 1/15/28
◊
29,970,238 27,909,784
Nidda Healthcare Holding Gmbh
5.57% (3 Month EURIBOR +
3.50%) due 12/9/32
◊
EUR 18,347,239 21,856,683
Almaviva Development Sasu
6.27% (3 Month EURIBOR +
4.25%) due 4/8/31
◊
EUR 18,500,000 21,594,349
Fugue Finance LLC
6.57% (3 Month Term SOFR +
2.75%) due 1/9/32
◊
20,602,396 20,653,902
Citrin Cooperman Advisors LLC
6.67% (3 Month Term SOFR +
3.00%) due 4/1/32
◊
18,778,935 18,825,882
Auxey Midco, Ltd.
10.03% (1 Month Term SOFR +
6.00%) due 6/29/27
◊
15,704,468 14,762,200
Blue Ribbon LLC
10.13% (3 Month Term SOFR
+ 6.00%, Rate Floor: 0.75%)
due 5/8/28
◊
14,021,538 9,078,946
7.86% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%) due
5/8/28
◊,a
5,536,321 5,425,595
Shilton Bidco, Ltd.
5.77% (3 Month EURIBOR +
3.75%) due 1/14/30
◊
EUR 11,800,000 13,660,406
Cube Healthcare Europe Bidco
SAS
5.40% (1 Month EURIBOR +
3.50%) due 10/24/29
◊
EUR 11,400,000 13,500,764
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
Artisan Newco BV
5.50% (3 Month EURIBOR +
3.50%) due 3/1/32
◊
EUR 11,325,000 $ 13,383,996
Grant Thornton Advisors Holding
LLC
6.47% (1 Month Term SOFR +
2.75%) due 6/2/31
◊
7,286,514 7,292,343
6.72% (1 Month Term SOFR +
3.00%) due 5/30/31
◊
5,985,000 6,002,117
Rainbow UK Bidco, Ltd.
8.72% (6 Month GBP SONIA +
4.75%) due 2/26/29
◊
GBP 9,750,000 13,149,404
Compleat Food Group Holdings,
Ltd.
6.00% due 1/25/28 GBP 8,900,000 11,979,537
Merative, LP
8.17% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 9/30/32
◊,a
10,992,534 10,992,534
IVI America LLC
6.92% (3 Month Term SOFR +
3.25%) due 4/9/31
◊
9,944,263 10,015,762
Pacific Dental Services LLC
6.24% (1 Month Term SOFR +
2.50%) due 3/15/31
◊
9,800,875 9,833,316
Eagle Bidco, Ltd.
5.65% (1 Month EURIBOR +
3.75%) due 2/27/32
◊
EUR 8,000,000 9,485,971
Inspired Finco Holdings, Ltd.
5.15% (1 Month EURIBOR +
3.25%) due 2/28/31
◊
EUR 7,700,000 9,095,140
Belron Finance US LLC
6.12% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 10/16/31
◊
8,581,701 8,624,609
Boluda Towage SL
5.38% (1 Month EURIBOR +
3.50%) due 1/31/30
◊
EUR 7,215,385 8,549,936
Lernen US Finco LLC
7.32% (3 Month Term SOFR +
3.50%) due 10/27/31
◊
8,446,752 8,457,311
Florida Food Products LLC
9.05% (3 Month Term SOFR +
5.00%, Rate Floor: 1.00%)
due 10/18/30
◊
7,205,454 5,404,091
9.43% (3 Month Term SOFR +
5.50%, Rate Floor: 2.00%)
due 10/18/30
◊
2,814,897 2,777,374
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR +
3.50%, Rate Floor: 0.00%)
due 12/10/32
◊
6,869,211 6,886,384
3.50% (3 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 12/10/32
◊
1,040,789 1,043,391

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 143
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
Curriculum Associates LLC
8.47% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 5/7/32
◊,a
4,791,041 $ 4,769,381
5.29% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 5/7/32
◊,a
2,867,375 2,867,375
Eagle Parent Corp.
7.92% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 4/2/29
◊
6,487,150 6,492,924
Hanger, Inc.
7.22% (1 Month Term SOFR +
3.50%) due 10/23/31
◊
5,011,936 5,024,316
5.69% (1 Month Term SOFR +
3.50%) due 10/23/31
◊
382,165 383,109
Aenova Holding Gmbh
5.07% (3 Month EURIBOR +
3.00%) due 8/22/31
◊
EUR 4,000,000 4,748,391
Outcomes Group Holdings, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 5/6/31
◊
4,285,049 4,307,674
ASP Dream Acquisition
Company LLC
8.07% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
4,366,067 4,142,306
Celeste Bidco BV
5.82% (3 Month EURIBOR +
3.75%) due 7/20/29
◊
EUR 3,200,000 3,796,043
Secretariat Advisors LLC
7.67% (3 Month Term SOFR +
4.00%) due 2/28/32
◊
3,339,389 3,341,493
Scribeamerica LLC
10.25% due 4/3/25
a
4,739,043 3,269,940
Ingenovis Health, Inc.
8.33% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 3/6/28
◊
12,125,443 3,243,556
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
3,176,000 3,172,443
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
2,970,056 2,971,927
Amspec Parent LLC
7.17% (3 Month Term SOFR +
3.50%) due 12/22/31
◊
2,886,080 2,886,080
Sazerac Co, Inc.
6.28% (1 Month Term SOFR +
2.50%, Rate Floor: 0.00%)
due 7/9/32
◊
2,795,505 2,798,217
Aggreko Holdings, Inc.
6.87% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 5/1/31
◊
2,496,773 2,509,256
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
CONSUMER, NON-CYCLICAL - 4.3% (continued)
Congruex Group LLC
5.49% (3 Month Term SOFR +
1.50%, Rate Floor: 0.75%)
(in-kind rate was 5.00%) due
5/3/29
◊
2,929,363 $ 2,375,948
Snacking Investments US LLC
6.84% (3 Month Term SOFR +
3.00%) due 10/9/32
◊
2,300,000 2,311,500
Anticimex Global AB
6.81% (3 Month Term SOFR +
3.00%) due 11/17/31
◊
2,290,060 2,298,648
Imagefirst Holdings LLC
6.73% (3 Month Term SOFR +
3.00%) due 3/7/32
◊
2,233,125 2,231,740
American Auto Auction Group
LLC
8.17% (3 Month Term SOFR +
4.50%) due 5/22/32
◊
2,158,688 2,116,291
Mamba Purchaser, Inc.
6.73% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 10/16/31
◊
1,890,500 1,893,808
Weight Watchers International
Holdings, Ltd.
10.49% (3 Month Term SOFR
+ 6.80%, Rate Floor: 0.50%)
due 6/24/30
◊
2,036,123 1,784,519
Bowtie Germany Bidco Gmbh
6.02% (3 Month EURIBOR +
4.00%) due 8/1/31
◊
EUR 1,350,000 1,593,651
TMF Sapphire Bidco BV
6.69% (3 Month Term SOFR +
2.75%) due 5/3/28
◊
569,250 571,624
1261229 BC, Ltd.
9.97% (1 Month Term SOFR +
6.25%) due 10/8/30
◊
492,525 480,030
Medical Solutions Holdings, Inc.
7.44% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/1/28
◊
2,189,445 462,214
Moran Foods LLC
11.02% (3 Month Term SOFR
+ 7.25%, Rate Floor: 1.00%)
due 6/30/26
◊,a
624,539 241,771
5.67% (3 Month Term SOFR
+ 2.00%) (in-kind rate was
9.35%) due 6/30/26
◊,a
459,424 3,713
Total Consumer, Non-cyclical 389,331,615
INDUSTRIAL - 3.9%
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
22,413,625 22,602,796
Cobham Ultra Seniorco SARL
8.37% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 8/3/29
◊
11,307,589 11,335,858

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
144 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
INDUSTRIAL - 3.9% (continued)
5.83% (6 Month EURIBOR +
3.75%) due 8/6/29
◊
EUR 7,000,000 $ 8,287,393
Capstone Acquisition Holdings,
Inc.
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/12/29
◊,a
17,639,037 17,563,495
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,a
483,022 480,953
Michael Baker International LLC
7.84% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/1/28
◊
17,899,498 17,921,872
Proampac PG Borrower LLC
7.89% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 9/15/28
◊
16,318,477 16,327,452
Quikrete Holdings, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 4/14/31
◊
7,615,573 7,634,993
5.97% (1 Month Term SOFR +
2.25%) due 2/10/32
◊
7,602,550 7,624,293
DXP Enterprises, Inc.
6.97% (1 Month Term SOFR +
3.25%, Rate Floor: 1.00%)
due 10/11/30
◊
13,877,648 13,978,261
Engineered Machinery Holdings,
Inc.
5.52% (3 Month EURIBOR +
3.50%) due 11/22/32
◊
EUR 8,000,000 9,450,718
6.92% (3 Month Term SOFR +
3.25%) due 11/26/32
◊
3,751,965 3,772,601
3.25% due 11/22/32 549,403 552,425
Apple Bidco LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/23/31
◊
12,877,976 12,940,563
Blackfin Pipeline LLC
6.75% (1 Month Term SOFR +
3.00%) due 9/29/32
◊
12,500,000 12,510,375
Owens-Illinois Group, Inc.
6.84% (3 Month Term SOFR +
3.00%) due 9/30/32
◊
12,365,000 12,453,904
STS Operating, Inc.
7.82% (1 Month Term SOFR +
4.00%) due 3/25/31
◊
12,243,845 12,228,540
Hobbs & Associates LLC
6.47% (1 Month Term SOFR +
2.75%) due 7/23/31
◊
12,141,828 12,130,415
Node Acquico Gmbh
3.50% due 12/8/32 EUR 9,825,000 11,601,930
Drive Bidco BV
5.54% (3 Month EURIBOR +
3.50%) due 7/23/31
◊
EUR 8,800,000 10,427,020
Red Spv LLC
5.98% (1 Month Term SOFR +
2.25%) due 3/15/32
◊
10,198,750 10,194,467
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
INDUSTRIAL - 3.9% (continued)
Talbot Participation SAS
5.40% (1 Month EURIBOR +
3.50%) due 6/27/32
◊
EUR 7,750,000 $ 9,152,560
Socotec US Holding, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.75%)
due 6/2/31
◊
8,863,500 8,904,095
Azuria Water Solutions, Inc.
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 5/17/28
◊
8,557,055 8,589,144
Indicor LLC
5.52% (3 Month EURIBOR +
3.50%) due 11/22/29
◊
EUR 6,451,128 7,624,916
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/22/29
◊
396,992 399,112
DG Investment Intermediate
Holdings 2, Inc.
7.47% (1 Month Term SOFR +
3.75%) due 7/12/32
◊
7,196,372 7,196,372
Integrated Power Services
Holdings, Inc.
8.58% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 11/22/28
◊,a
6,920,783 6,906,478
Finco Utilitas BV
5.07% (6 Month EURIBOR +
2.95%) due 9/27/30
◊
EUR 5,350,000 6,340,474
Climater Bidco II SAS
5.77% (3 Month EURIBOR +
3.75%) due 3/31/32
◊,a
EUR 5,250,000 6,184,698
Lernen US Finco LLC
5.82% (3 Month EURIBOR +
3.75%) due 4/25/29
◊
EUR 4,950,000 5,877,123
Apave SA
5.29% (3 Month EURIBOR +
3.27%) due 12/9/31
◊
EUR 4,850,000 5,759,818
Graftech Finance, Inc.
9.86% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
5,221,215 5,297,341
Transdigm, Inc.
6.22% (1 Month Term SOFR +
2.50%) due 8/13/32
◊
4,389,000 4,406,380
Na Rail Hold Co. LLC
6.74% (3 Month Term SOFR +
3.00%) due 2/26/32
◊
4,328,250 4,357,119
Tiger Acquisition LLC
6.23% (1 Month Term SOFR +
2.50%) due 8/16/32
◊
4,179,525 4,189,974
Mannington Mills, Inc.
8.42% (3 Month Term SOFR +
4.75%) due 3/7/32
◊
3,732,222 3,694,900
Savage Enterprises LLC
6.28% (1 Month Term SOFR +
2.50%) due 8/5/32
◊
3,631,750 3,645,369

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 145
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
INDUSTRIAL - 3.9% (continued)
TSG Solutions Holding Saca
5.30% (3 Month EURIBOR +
3.25%) due 5/4/32
◊
EUR 3,000,000 $ 3,551,740
Mi Windows & Doors LLC
6.47% (1 Month Term SOFR +
2.75%) due 3/28/31
◊
3,547,353 3,546,253
Mold-Rite Plastics, Inc.
8.99% (1 Month Term SOFR +
5.25%) due 10/4/28
◊
3,454,560 3,473,284
Pro Mach Group, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 10/16/32
◊
3,000,000 3,018,060
Cube A&D Buyer, Inc.
6.91% (3 Month Term SOFR +
3.00%) due 10/20/31
◊
2,754,222 2,770,279
Brown Group Holding LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 7/1/31
◊
1,382,190 1,388,479
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
1,231,289 1,236,805
Ilpea Parent, Inc.
7.72% (1 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 6/22/28
◊
2,027,956 2,021,629
Student Transportation Of
America Holdings, Inc.
6.94% (3 Month Term SOFR +
3.25%) due 6/24/32
◊
1,890,500 1,893,657
Madison Safety & Flow LLC
6.23% (1 Month Term SOFR +
2.50%) due 9/26/31
◊
1,257,761 1,265,358
API Heat Transfer Thermasys
Corp.
10.32% (3 Month Term SOFR +
6.50%) due 11/28/29
◊,a
759,521 759,521
Ring Container Technologies
Group LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 9/15/32
◊
698,250 699,835
Total Industrial 356,171,097
FINANCIAL - 3.8%
Saphilux SARL
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/27/28 19,500,000 19,609,785
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/27/28
◊
3,054,650 3,071,848
Aretec Group, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/9/30
◊
22,416,970 22,487,135
Kroll LLC
6.67% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 9/13/32
◊,a
21,983,181 21,901,003
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
FINANCIAL - 3.8% (continued)
Ardonagh Midco 3, Ltd.
5.70% (6 Month EURIBOR +
3.63%) due 2/15/31
◊
EUR 13,600,000 $ 16,055,514
6.92% (6 Month Term SOFR +
2.75%) due 2/15/31
◊
5,627,581 5,610,023
Hightower Holding LLC
6.65% (3 Month Term SOFR +
2.75%) due 2/3/32
◊
20,775,132 20,788,221
Higginbotham Insurance Agency,
Inc.
8.22% (1 Month Term SOFR +
4.50%) due 6/11/31
◊,a
20,619,367 20,505,886
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
15,158,125 15,151,001
8.07% (1 Month Term SOFR +
4.25%) due 8/19/28
◊
3,049,338 3,053,150
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
1,791,000 1,789,603
Eisner Advisory Group
7.72% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 2/28/31
◊
15,878,322 15,967,717
Cliffwater LLC
8.47% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 4/22/32
◊,a
14,510,350 14,466,465
Nexus Buyer LLC
7.22% (1 Month Term SOFR +
3.50%) due 7/31/31
◊
10,549,158 10,392,081
7.72% (1 Month Term SOFR +
4.00%) due 7/31/31
◊
3,142,125 3,115,291
Diot-Siaci Bidco SAS
5.52% (3 Month EURIBOR +
3.50%) due 7/26/32
◊
EUR 10,550,000 12,520,162
3.50% due 7/26/32 EUR 19,231 22,822
Cegid Group Sasu
4.82% (3 Month EURIBOR +
2.75%) due 1/31/30
◊
EUR 10,000,000 11,778,145
PHM Group Holding Oy
5.52% (3 Month EURIBOR +
3.50%) due 4/22/32
◊
EUR 10,000,000 11,777,440
Penta Technologies BV
5.27% (3 Month EURIBOR +
3.25%) due 6/28/32
◊
EUR 8,050,000 9,506,853
Galaxy Bidco, Ltd.
6.12% (6 Month EURIBOR +
4.00%) due 12/19/29
◊
EUR 7,500,000 8,895,125
CFC US 2025 LLC
7.74% (3 Month Term SOFR +
3.75%) due 5/29/32
◊
6,590,000 6,400,537
Pex Holdings LLC
6.42% (3 Month Term SOFR +
2.75%) due 11/26/31
◊
6,252,750 6,250,124
Cross Financial Corp.
6.47% (1 Month Term SOFR +
2.75%) due 10/31/31
◊,a
5,784,653 5,799,115

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
146 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
FINANCIAL - 3.8% (continued)
Tegra118 Wealth Solutions, Inc.
7.89% (3 Month Term SOFR +
4.00%) due 2/18/27
◊
5,819,830 $ 5,738,352
Ascensus Group Holdings, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/2/28
◊
5,730,000 5,719,972
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/15/31
◊
5,643,036 5,651,049
Chrysaor Bidco SARL
7.14% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 10/30/31
◊
5,546,524 5,581,190
Blackhawk Network Holdings,
Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 1.00%)
due 3/12/29
◊
4,940,397 4,958,923
Orion US Finco, Inc.
7.43% (3 Month Term SOFR +
3.50%) due 10/10/32
◊
4,640,000 4,658,838
IMC Global Holdings LLC
7.23% (1 Month Term SOFR +
3.50%) due 6/21/32
◊
4,589,818 4,621,396
Amwins Group, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 1/30/32
◊
4,257,000 4,267,642
Orion Advisor Solutions, Inc.
7.11% (3 Month Term SOFR +
3.25%) due 9/9/30
◊
4,162,586 4,186,854
Starwood Property Mortgage
LLC
5.97% (1 Month Term SOFR +
2.25%) due 8/14/32
◊
3,990,000 3,999,975
OEG Borrower LLC
7.20% (3 Month Term SOFR +
3.50%) due 6/30/31
◊
3,378,550 3,386,996
Cervantes Bidco SL
5.36% (6 Month EURIBOR +
3.25%) due 12/3/31
◊
EUR 2,800,000 3,311,766
Pioneer Acquisitionco LLC
6.94% (3 Month Term SOFR +
3.25%) due 10/23/32
◊
3,050,000 3,061,437
GTCR Everest Borrower LLC
6.42% (3 Month Term SOFR +
2.75%) due 9/5/31
◊
3,023,805 3,033,874
Kestra Advisor Services
Holdings A, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 3/21/31
◊
2,940,928 2,943,781
Hig Fin 2, Ltd.
5.32% (3 Month EURIBOR +
3.25%) due 2/15/31
◊
EUR 2,000,000 2,370,036
Eagle Point Holdings Borrower
LLC
7.50% (1 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
a
1,050,000 1,050,000
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
FINANCIAL - 3.8% (continued)
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
a
1,050,000 $ 1,050,000
Osaic Holdings, Inc.
6.60% (6 Month Term SOFR +
3.00%) due 8/2/32
◊
1,500,000 1,505,340
Virtu Financial
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 6/21/31
◊
1,250,000 1,252,600
Jones Deslauriers Insurance
Management, Inc.
3.00% (1 Month Term SOFR +
3.00%, Rate Floor: 0.00%)
due 12/9/32
◊
1,150,000 1,150,000
EP Wealth Advisors, Inc.
6.67% (3 Month Term SOFR +
3.00%) due 10/16/32
◊
1,000,000 1,002,500
Total Financial 341,417,567
TECHNOLOGY - 3.4%
Sitecore Holding III AS
11.03% (3 Month Term SOFR
+ 7.00%, Rate Floor: 0.50%)
due 3/12/29
◊,a
15,345,682 15,249,076
9.05% (3 Month EURIBOR +
7.00%) due 3/12/29
◊,a
EUR 10,635,109 12,418,642
Modena Buyer LLC
8.09% (3 Month Term SOFR +
4.25%) due 7/1/31
◊
22,004,795 21,867,265
Datix Bidco, Ltd.
8.97% (6 Month GBP SONIA +
5.00%) due 4/30/31
◊,a
GBP 12,072,000 16,269,434
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 4/30/31
◊,a
3,430,000 3,430,000
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR +
4.25%) due 6/26/31
◊
19,673,166 19,279,703
Visma AS
5.80% (6 Month EURIBOR +
3.70%) due 12/5/28
◊
EUR 16,296,596 19,245,881
Zodiac Purchaser LLC
7.22% (1 Month Term SOFR +
3.50%) due 2/17/32
◊
18,916,313 18,840,647
Boxer Parent Co, Inc.
6.82% (3 Month Term SOFR +
3.00%) due 7/30/31
◊
14,091,156 14,043,387
5.40% (1 Month EURIBOR +
3.50%) due 7/30/31
◊
EUR 3,286,331 3,876,867
Leia Finco US LLC
7.19% (3 Month Term SOFR +
3.25%) due 10/9/31
◊
17,570,417 17,623,831
Ascend Learning LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
16,518,392 16,556,715

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 147
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
TECHNOLOGY - 3.4% (continued)
Cloud Software Group, Inc.
6.92% (3 Month Term SOFR +
3.25%) due 3/24/31
◊
15,575,000 $ 15,587,149
Planview Parent, Inc.
7.17% (3 Month Term SOFR +
3.50%) due 12/17/27
◊
14,106,012 13,493,247
Precise Bidco BV
5.10% (3 Month EURIBOR +
3.00%) due 11/22/30
◊
EUR 11,400,000 13,458,566
Cegid Group Sasu
4.82% (3 Month EURIBOR +
2.75%) due 7/10/28
◊
EUR 9,725,000 11,457,674
Pushpay US, Inc.
7.62% (6 Month Term SOFR +
3.75%) due 8/18/31
◊
10,852,104 10,811,409
Kerridge Commercial Systems
Group, Ltd.
8.47% (3 Month GBP SONIA
+ 2.24%, Rate Floor: 1.00%)
due 11/21/32
a
GBP 7,997,768 10,778,592
Realpage, Inc.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 1.50%)
due 4/24/28
◊
10,670,141 10,656,056
Kaseya, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 3/20/32
◊
10,570,125 10,571,605
Dayforce, Inc.
3.50% (1 Month Term
SOFR+3.00%, Rate Floor:
0.00%) due 10/7/32
◊
10,220,000 10,183,515
Corelogic, Inc.
(1 Month Term SOFR + 3.50%,
Rate Floor: 1.50%) due
6/2/28
◊
7,577,216 7,574,488
Capstone Borrower, Inc.
6.42% (3 Month Term SOFR +
2.75%) due 6/17/30
◊
7,249,340 7,237,886
Polaris Newco LLC
4.21% (1 Month Term SOFR +
3.25%) due 6/4/26
◊,a
4,268,096 4,125,669
Finastra US, Inc.
10.97% (3 Month Term SOFR
+ 7.25%, Rate Floor: 1.00%)
due 9/13/29
◊
2,096,962 2,102,205
Athena Health Group, Inc.
6.47% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 2/15/29
◊
1,032,449 1,033,522
Xerox Corp.
7.71% (6 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 11/17/29
◊
534,913 456,013
Central Parent LLC
6.92% (3 Month Term SOFR +
3.25%) due 7/6/29
◊
289,233 244,280
Total Technology 308,473,324
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
COMMUNICATIONS - 1.8%
Zephyr Bidco, Ltd.
8.72% (1 Month GBP SONIA +
4.75%) due 7/20/28
◊
GBP 20,850,000 $ 28,091,677
GD Towers
5.87% (6 Month EURIBOR +
3.75%) due 11/18/32
◊,a
EUR 19,650,000 22,802,081
Total Webhosting Solutions BV
5.90% (1 Month EURIBOR +
4.00%) due 11/6/31
◊
EUR 18,000,000 21,019,601
Speedster Bidco Gmbh
6.69% (3 Month Term SOFR +
3.00%) due 12/10/31
◊
8,614,161 8,616,314
5.37% (3 Month EURIBOR +
3.25%) due 12/10/31
◊,a
EUR 5,700,000 6,753,865
Blue Finco SARL
5.52% (3 Month EURIBOR +
3.50%) due 9/30/29
◊
EUR 7,500,000 8,832,551
6.92% (3 Month Term SOFR +
3.25%) due 7/12/32
◊
4,527,250 4,549,886
Firstdigital Communications LLC
8.33% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 12/17/26
◊,a
10,316,862 10,153,824
Redhalo Midco UK, Ltd.
5.27% (3 Month EURIBOR +
3.25%) due 3/22/31
◊
EUR 8,500,000 10,005,830
Masorange Finco plc
4.63% (6 Month EURIBOR +
2.50%) due 3/20/31
◊
EUR 6,100,000 7,180,152
Cengage Learning, Inc.
7.29% (3 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 3/24/31
◊
6,644,332 6,666,723
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
6,535,000 6,549,704
Gen Digital, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 2/13/32
◊
5,671,500 5,674,336
Tripadvisor, Inc.
6.47% (1 Month Term SOFR +
2.75%) due 7/8/31
◊
5,444,862 5,233,874
Zayo Group Holdings, Inc.
6.83% (1 Month Term SOFR +
3.00%) due 3/11/30
◊
3,937,839 3,726,574
Xplore, Inc.
6.00% (1 Month Term SOFR +
1.50%) due 10/24/31
◊
3,620,762 2,172,457
5.33% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,j
1,046,905 970,135
Sunrise Financing Partnership
6.43% (3 Month Term SOFR +
2.50%) due 2/15/32
◊
2,650,000 2,658,056
Total Communications 161,657,640

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
148 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
BASIC MATERIALS - 0.3%
Lummus Technology Holdings
V LLC
6.22% (1 Month Term SOFR +
2.50%) due 12/31/29
◊
9,817,444 $ 9,820,979
Scil US Holdings LLC
6.13% (6 Month EURIBOR +
4.00%) due 10/11/32
◊
EUR 4,550,000 5,351,143
7.79% (6 Month Term SOFR +
4.00%) due 10/9/32
◊
1,250,000 1,251,563
Discovery Purchaser Corp.
7.61% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/4/29
◊
6,300,013 6,043,539
Arsenal Aic Parent LLC
6.47% (1 Month Term SOFR +
2.75%) due 8/19/30
◊
3,524,877 3,529,283
Paint Intermediate III LLC
6.67% (3 Month Term SOFR +
3.00%) due 10/9/31
l
1,396,482 1,401,719
Ecovyst Catalyst Technologies
LLC
5.84% (3 Month Term SOFR +
2.00%) due 6/12/31
◊
587,530 587,847
Total Basic Materials 27,986,073
ENERGY - 0.3%
Par Petroleum LLC
7.24% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 2/28/30
◊,a
8,860,857 8,899,668
Liquid Tech Solutions Holdings
LLC
7.24% (3 Month Term SOFR +
3.50%) due 10/3/32
◊
8,345,511 8,366,375
Apro LLC
7.68% (3 Month Term SOFR +
3.75%) due 7/9/31
◊
6,270,625 6,296,084
Bip PipeCo Holdings LLC
6.19% (3 Month Term SOFR +
2.25%, Rate Floor: 2.25%)
due 12/6/30 3,352,248 3,356,438
Venture Global Calcasieu Pass
LLC
6.69% (1 Month Term SOFR +
2.88%, Rate Floor: 1.00%)
due 8/19/26
◊
1,913,356 1,910,964
Total Energy 28,829,529
INFRASTRUCTURE - 0.2%
QTS Good News Facility
6.52% (SOFR + 3.00%, Rate
Floor: 0.00%) due 10/9/28
a
19,150,000 19,142,301
UTILITIES - 0.1%
Grid Alliance Partners LLC
8.42% (3 Month Term SOFR +
4.75%) due 7/1/32
◊,a
6,327,452 6,327,452
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 24.1% (continued)
UTILITIES - 0.1% (continued)
Project Aurora US Finco, Inc.
6.49% (3 Month Term SOFR +
2.75%) due 9/30/32
◊
2,300,000 $ 2,308,625
Total Utilities 8,636,077
CONSUMER DISCRETIONARY - 0.0%
Awayday LLC
8.92% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 5/1/32
◊,a
3,854,229 3,816,926
Total Senior Floating Rate Interests
(Cost $2,159,947,019) 2,194,719,228
ASSET-BACKED SECURITIES - 21.1%
COLLATERALIZED LOAN OBLIGATIONS - 11.9%
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A, CR 6.97% (3 Month
Term SOFR + 3.06%, Rate
Floor: 2.80%) due 10/15/33
◊,d
35,000,000 35,044,593
2017-9A, DR 8.12% (3 Month
Term SOFR + 4.21%, Rate
Floor: 3.95%) due 10/15/33
◊,d
7,750,000 7,745,305
2017-9A, A2TR 5.97% (3 Month
Term SOFR + 2.06%, Rate
Floor: 1.80%) due 10/15/33
◊,d
2,950,000 2,951,466
Golub Capital Partners CLO
69M
2023-69A, DR 6.92% (3 Month
Term SOFR + 3.05%, Rate
Floor: 3.05%) due 11/9/38
◊,d
38,312,500 38,242,913
FS Rialto
2021-FL3, D 6.35% (1 Month
Term SOFR + 2.61%, Rate
Floor: 2.61%) due 11/16/36
◊,d
36,500,000 35,995,001
Ares Direct Lending CLO 6 LLC
2025-2A, D 7.05% (3 Month
Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,d
21,450,000 21,424,296
2025-2A, C 5.95% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/16/37
◊,d
9,000,000 8,975,049
Cerberus Loan Funding 52 LLC
2025-3A, C 6.17% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,d
22,700,000 22,790,269
2025-3A, D 7.37% (3 Month
Term SOFR + 3.40%, Rate
Floor: 3.40%) due 10/15/37
◊,d
6,800,000 6,765,261
LoanCore Issuer Ltd.
2021-CRE6, D 6.71% (1 Month
Term SOFR + 2.96%, Rate
Floor: 2.85%) due 11/15/38
◊,d
11,300,000 11,188,862
2021-CRE5, D 6.86% (1 Month
Term SOFR + 3.11%, Rate
Floor: 3.11%) due 7/15/36
◊,d
8,250,000 8,169,859
2022-CRE7, D 7.04% (30 Day
Average SOFR + 3.10%, Rate
Floor: 3.10%) due 1/17/37
◊,d
6,400,000 6,337,441

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 149
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
2021-CRE5, C 6.21% (1 Month
Term SOFR + 2.46%, Rate
Floor: 2.46%) due 7/15/36
◊,d
3,400,000 $ 3,392,065
Fontainbleau Vegas
9.43% due 1/31/28
a
26,499,999 27,825,000
TRTX Issuer Ltd.
2025-FL6, B 5.78% (1 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 9/18/42
◊,d
17,100,000 16,681,886
2025-FL7, C 6.28% (1 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 6/18/43
◊,d
8,000,000 7,999,945
Cerberus Loan Funding XLVII
LLC
2024-3A, C 6.45% (3 Month
Term SOFR + 2.55%, Rate
Floor: 2.55%) due 7/15/36
◊,d
20,150,000 20,238,956
2024-3A, D 8.25% (3 Month
Term SOFR + 4.35%, Rate
Floor: 4.35%) due 7/15/36
◊,d
3,900,000 3,931,555
BXMT Ltd.
2020-FL2, C 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 2.01%) due 2/15/38
◊,d
15,640,000 15,432,010
2020-FL2, D 6.05% (1 Month
Term SOFR + 2.31%, Rate
Floor: 2.31%) due 2/15/38
◊,d
8,000,000 7,823,427
Cerberus Loan Funding XLIV
LLC
2023-5A, C 8.10% (3 Month
Term SOFR + 4.20%, Rate
Floor: 4.20%) due 1/15/36
◊,d
22,800,000 22,855,242
BDS LLC
2025-FL16, C 6.10% (1 Month
Term SOFR + 2.10%, Rate
Floor: 2.10%) due 7/19/43
◊,d
15,208,000 15,207,900
2025-FL15, C 5.88% (1 Month
Term SOFR + 2.15%, Rate
Floor: 2.15%) due 3/19/43
◊,d
7,450,000 7,459,126
FS Rialto Issuer LLC
2024-FL9, C 6.38% (1 Month
Term SOFR + 2.64%, Rate
Floor: 2.65%) due 10/19/39
◊,d
10,450,000 10,435,987
2025-FL10, C 5.88% (1 Month
Term SOFR + 2.15%, Rate
Floor: 2.15%) due 8/19/42
◊,d
9,800,000 9,647,060
2025-FL10, B 5.58% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/19/42
◊,d
1,500,000 1,477,574
BCRED CLO LLC
2025-1A, C 5.88% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 4/20/37
◊,d
21,000,000 20,935,973
Hlend CLO LLC
2025-3A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 1/20/37
◊,d
18,400,000 18,410,604
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,d
1,600,000 1,601,628
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
BSPRT Issuer LLC
2024-FL11, C 6.39% (1 Month
Term SOFR + 2.64%, Rate
Floor: 2.64%) due 7/15/39
◊,d
7,825,000 $ 7,885,632
2025-FL12, C 5.93% (1 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 1/17/43
◊,d
6,850,000 6,864,764
2025-FL12, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/17/43
◊,d
3,750,000 3,758,311
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, D 7.01% (3 Month
Term SOFR + 3.25%, Rate
Floor: 3.25%) due 10/15/37
◊,d
17,600,000 17,576,442
Owl Rock CLO I LLC
2019-1A, C 8.14% (3 Month
Term SOFR + 4.25%, Rate
Floor: 4.25%) due 2/20/36
◊,d
17,250,000 17,293,825
Cerberus Loan Funding XLV
LLC
2024-1A, C 7.05% (3 Month
Term SOFR + 3.15%, Rate
Floor: 3.15%) due 4/15/36
◊,d
17,150,000 17,145,982
Madison Park Funding XLVIII
Ltd.
2021-48A, D1R 6.32% (3 Month
Term SOFR + 2.65%, Rate
Floor: 2.65%) due 1/19/39
◊,d
16,750,000 16,749,925
Owl Rock CLO VIII LLC
2022-8A, CR 6.27% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 4/24/37
◊,d
16,000,000 15,964,754
STWD Ltd.
2022-FL3, D 6.73% (30 Day
Average SOFR + 2.75%, Rate
Floor: 2.75%) due 11/15/38
◊,d
11,900,000 11,724,482
2021-FL2, D 6.65% (1 Month
Term SOFR + 2.91%, Rate
Floor: 2.80%) due 4/18/38
◊,d
3,750,000 3,735,293
Golub Capital Partners CLO
83M
2025-83A, D 6.89% (3 Month
Term SOFR + 3.05%, Rate
Floor: 3.05%) due 11/9/38
◊,d
14,900,000 14,871,706
OCP CLO Ltd.
2025-44A, SUB due
10/24/38
◊,d,l
9,800,000 7,546,980
2024-38A, SUB due 1/21/38
◊,d,l
8,250,000 5,568,668
2021-23A, ER 8.73% (3 Month
Term SOFR + 4.85%, Rate
Floor: 4.85%) due 1/17/37
◊,d
1,750,000 1,745,407
RR 39 Ltd.
2025-39A, SUB due 4/15/38
◊,d,l
18,750,000 14,739,187
Wonder Lake Park CLO Ltd.
2025-1A, SUB (1 Month Term
SOFR + 5.65%, Rate Floor:
1.00%) due 7/24/38
◊,d,l
18,203,000 14,307,012

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
150 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
Carlyle Direct Lending CLO LLC
2015-1A, BR 6.65% (3 Month
Term SOFR + 2.75%, Rate
Floor: 2.75%) due 7/15/36
◊,d
14,200,000 $ 14,181,232
Golub Capital Partners CLO
16M-R3
2013-16A, CR3 6.46% (3 Month
Term SOFR + 2.60%, Rate
Floor: 2.60%) due 8/9/39
◊,d
14,150,000 14,125,338
Goldentree Loan Management
US CLO 9 Ltd.
2021-9A, DR 7.23% (3 Month
Term SOFR + 3.35%, Rate
Floor: 3.35%) due 4/20/37
◊,d
13,500,000 13,546,190
Ares Direct Lending CLO 2 LLC
2024-2A, D 7.78% (3 Month
Term SOFR + 3.90%, Rate
Floor: 3.90%) due 10/20/36
◊,d
13,050,000 13,055,054
Owl Rock CLO VII LLC
2022-7A, BR 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 4/20/38
◊,d
12,900,000 12,874,217
Octagon 78 Ltd.
2025-3A, SUB due 10/20/38
◊,d,l
16,696,400 12,816,157
Brant Point CLO Ltd.
2025-7A, SUB due 7/25/38
◊,d
12,454,500 9,468,035
2025-8A, SUB , (WAC) due
3/31/38
◊,a,d
4,000,000 3,333,600
Cerberus Loan Funding XL LLC
2023-1A, C 8.30% (3 Month
Term SOFR + 4.40%, Rate
Floor: 4.40%) due 3/22/35
◊,d
12,750,000 12,787,963
Ares LXXVII CLO Ltd.
2025-77A, SUB due 7/15/38
◊,d
14,970,000 12,679,141
OWL Rock CLO XXI LLC
2025-21A, C 6.27% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 7/24/34
◊,d
12,575,000 12,546,499
Owl Rock CLO IX LLC
2022-9A, CR 6.18% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 11/22/37
◊,d
12,550,000 12,520,256
OWL Rock CLO XXII LLC
2025-22A, C 6.15% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/20/37
◊,d
12,150,000 12,116,845
HPS Private Credit CLO LLC
2025-3A, D 8.26% (3 Month
Term SOFR + 4.00%, Rate
Floor: 4.00%) due 7/20/37
◊,d
6,000,000 6,004,469
2025-3A, C 7.06% (3 Month
Term SOFR + 2.80%, Rate
Floor: 2.80%) due 7/20/37
◊,d
5,900,000 5,893,652
LoanCore Issuer LLC
2025-CRE9, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/18/42
◊,d
11,900,000 11,884,772
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
Fortress Credit BSL XV Ltd.
2022-2A, CR 6.48% (3 Month
Term SOFR + 2.60%, Rate
Floor: 2.60%) due 10/18/33
◊,d
11,150,000 $ 11,187,467
Cerberus Loan Funding 50 LLC
2025-1A, C 6.50% (3 Month
Term SOFR + 2.60%, Rate
Floor: 2.60%) due 7/15/37
◊,d
10,800,000 10,832,859
KREF Ltd.
2021-FL2, AS 5.15% (1 Month
Term SOFR + 1.41%, Rate
Floor: 1.30%) due 2/15/39
◊,d
11,000,000 10,788,181
Cerberus Loan Funding 53 LLC
2025-4A, D 6.88% (3 Month
Term SOFR + 3.20%, Rate
Floor: 3.20%) due 1/15/38
◊,d
10,750,000 10,749,654
Owl Rock CLO XVI LLC
2024-16A, C 7.18% (3 Month
Term SOFR + 3.30%, Rate
Floor: 3.30%) due 4/20/36
◊,d
10,150,000 10,152,217
Cerberus Loan Funding 51 LLC
2025-2A, C 6.47% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 10/15/37
◊,d
10,100,000 10,139,657
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, CR 7.17% (3 Month
Term SOFR + 3.26%, Rate
Floor: 3.00%) due 4/15/33
◊,d
9,900,000 9,911,815
Symphony CLO 48 Ltd.
2025-48A, SUB due 4/20/38
◊,d,l
12,800,000 9,792,000
Cerberus Loan Funding XLVI LP
2024-2A, C 6.95% (3 Month
Term SOFR + 3.05%, Rate
Floor: 3.05%) due 7/15/36
◊,d
8,000,000 7,996,198
2024-2A, D 8.85% (3 Month
Term SOFR + 4.95%, Rate
Floor: 4.95%) due 7/15/36
◊,d
1,000,000 1,007,665
FS RIALTO
2021-FL2, D 6.65% (1 Month
Term SOFR + 2.91%, Rate
Floor: 2.91%) due 5/16/38
◊,d
8,850,000 8,816,481
Generate CLO 21 Ltd.
2025-21A, SUB due 7/25/38
◊,d,l
11,450,000 8,737,037
STWD LLC
2025-FL4, C 5.93% (1 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 11/19/42
◊,d
8,700,000 8,695,895
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A, E 8.48% (3 Month
Term SOFR + 4.60%, Rate
Floor: 4.60%) due 10/20/38
◊,d
8,650,000 8,404,236
Regatta 34 Funding Ltd.
2025-3A, SUB due 7/20/38
◊,d
9,560,000 7,936,712
RR Ltd.
2025-41A, SUB , (WAC) due
10/15/40
◊,d
9,700,000 7,889,010

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 151
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
Regatta 33 Funding Ltd.
2025-2A, SUB due 7/25/38
◊,d
9,420,000 $ 7,635,946
Octagon 74 Ltd.
2025-2A, SUB due 4/22/38
◊,d
12,750,000 7,602,825
AREIT
2025-CRE11, B 6.00% (1 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 7/25/43
◊,d
7,231,000 7,230,959
ACRE Commercial Mortgage
Ltd.
2021-FL4, D 6.95% (1 Month
Term SOFR + 3.21%, Rate
Floor: 2.60%) due 12/18/37
◊,d
7,350,000 7,166,250
Carlyle US CLO Ltd.
2025-4A, SUB , (WAC) due
10/25/37
◊,d
9,550,000 7,014,475
Ballyrock CLO 14 Ltd.
2020-14A, SUB due 7/20/37
◊,d
9,750,000 6,734,227
Dryden 37 Senior Loan Fund
2015-37A, BR 5.57% (3 Month
Term SOFR + 1.66%, Rate
Floor: 1.40%) due 1/15/31
◊,d
3,494,745 3,499,985
2015-37A, CR 7.42% (3 Month
Term SOFR + 3.51%, Rate
Floor: 3.25%) due 1/15/31
◊,d
3,166,667 3,178,475
2015-37A, SUB, due 1/15/31
◊,d,l
4,736,186 11,092
Madison Park Funding LVIII Ltd.
2024-58A, D 7.51% (3 Month
Term SOFR + 3.65%, Rate
Floor: 3.65%) due 4/25/37
◊,d
6,600,000 6,633,129
Eldridge CLO Ltd.
2025-1A, C 5.87% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 10/20/38
◊,d
6,200,000 6,225,643
Neuberger Berman CLO 32R
Ltd.
2019-32RA, C 6.18% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/20/39
◊,d
5,800,000 5,819,076
LoanCore 2025 Issuer LLC
2025-CRE8, C 5.88% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 8/17/42
◊,d
5,750,000 5,695,334
LRECS LLC
2025-CRE1, B 6.00% (1 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 8/19/43
◊,d
5,650,000 5,649,938
Madison Park Funding LXXI Ltd.
2025-71A, E 8.61% (3 Month
Term SOFR + 4.75%, Rate
Floor: 4.75%) due 4/23/38
◊,d
5,500,000 5,511,097
Cerberus Loan Funding XLVIII
LLC
2024-4A, D 7.75% (3 Month
Term SOFR + 3.85%, Rate
Floor: 3.85%) due 10/15/36
◊,d
5,350,000 5,375,420
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
AREIT Ltd.
2025-CRE10, B 5.80% (1 Month
Term SOFR + 1.84%, Rate
Floor: 1.84%) due 1/17/30
◊,d
5,200,000 $ 5,192,712
AGL CLO 35 Ltd.
2024-35A, SUB due 1/21/38
◊,d,l
7,750,000 4,799,575
2024-35A, E 9.02% (3 Month
Term SOFR + 5.15%, Rate
Floor: 5.15%) due 1/21/38
◊,d
300,000 300,186
Ares LXXVIII CLO Ltd.
2025-78A, SUB , (WAC) due
1/15/39
◊,d,l
5,050,000 4,594,995
Hamlin Park CLO Ltd.
2024-1A, SUB due 10/20/37
◊,d,l
5,550,000 4,160,447
Neuberger Berman Loan
Advisers CLO 60 Ltd.
2025-60A, SUB due 4/22/39
◊,d,l
4,650,000 3,708,375
Magnetite LII Ltd.
2025-52A, SUB , (WAC) due
1/25/39
◊,a,d,l
4,100,000 3,690,000
Elmwood CLO XI Ltd.
2021-4A, ER 8.58% (3 Month
Term SOFR + 4.70%, Rate
Floor: 4.70%) due 1/20/38
◊,d
3,750,000 3,637,452
Neuberger Berman Loan
Advisers CLO 38 Ltd.
2020-38A, ER2 8.48% (3 Month
Term SOFR + 4.60%, Rate
Floor: 4.60%) due 10/20/36
◊,d
3,500,000 3,421,376
PFP Ltd.
2024-11, B 6.27% (1 Month
Term SOFR + 2.49%, Rate
Floor: 2.49%) due 9/17/39
◊,d
2,239,942 2,238,477
2025-12, B 5.78% (1 Month
Term SOFR + 2.04%, Rate
Floor: 2.04%) due 12/18/42
◊,d
1,000,000 1,000,074
Midocean Credit CLO XXI
2025-21A, SUB , (WAC) due
10/20/38
◊,d,l
4,000,000 3,169,200
Ballyrock CLO Ltd.
2019-1A, DR 10.92% (3 Month
Term SOFR + 7.01%, Rate
Floor: 6.75%) due 7/15/32
◊,d
3,150,000 3,150,900
Neuberger Berman Loan
Advisers CLO 57 Ltd.
2024-57A, SUB due
10/24/38
◊,d,l
4,250,000 3,053,965
Ares Direct Lending CLO 1 LLC
2024-1A, B 6.06% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 4/25/36
◊,d
2,750,000 2,755,111
Acrec Fl 3 LLC
2025-FL3, C 6.03% (1 Month
Term SOFR + 2.29%, Rate
Floor: 2.29%) due 8/18/42
◊,d
2,675,000 2,639,179

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
152 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
JCP Direct Lending CLO LLC
2023-1A, BR 5.83% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/20/37
◊,d
2,550,000 $ 2,553,117
Bayard Park CLO Ltd.
2025-1A, SUB due 7/24/38
◊,d,l
3,600,000 2,506,824
OHA Credit Partners VII Ltd.
2012-7A, ER4 8.39% (3 Month
Term SOFR + 4.50%, Rate
Floor: 4.50%) due 2/20/38
◊,d
2,250,000 2,236,417
HGI CRE CLO Ltd.
2021-FL2, E 6.30% (1 Month
Term SOFR + 2.56%, Rate
Floor: 2.56%) due 9/17/36
◊,d
1,200,000 1,200,593
2021-FL2, D 6.00% (1 Month
Term SOFR + 2.26%, Rate
Floor: 2.26%) due 9/17/36
◊,d
999,819 1,000,311
Madison Park Funding LXV Ltd.
2025-65A, C 6.12% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/16/38
◊,d
2,150,000 2,156,547
Greystone CRE Notes LLC
2025-FL4, AS 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 1/15/43
◊,d
2,050,000 2,055,960
Golub Capital Partners CLO
69M, LP
2023-69A, CR 5.92% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,d
1,600,000 1,594,982
Sound Point CLO-1 Ltd.
2025-1RA, C 5.99% (3 Month
Term SOFR + 2.10%, Rate
Floor: 2.10%) due 2/20/38
◊,d
1,200,000 1,205,754
Great Lakes CLO Ltd.
2014-1A, SUB , (WAC) due
10/15/29
◊,d,l
1,500,000 767,805
Voya CLO Ltd.
2013-1A, INC , (WAC) due
10/15/30
◊,d
28,970,307 697,605
BSPDF Issuer LLC
2025-FL2, AS 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 12/15/42
◊,d
500,000 501,222
CARLYLE US CLO Ltd.
2020-1A, DRR 8.83% (3 Month
Term SOFR + 4.95%, Rate
Floor: 4.95%) due 1/20/38
◊,d
500,000 500,288
BNPP IP CLO Ltd.
2014-2A, E 9.35% (3 Month
Term SOFR + 5.51%) due
10/30/25
◊,d
4,760,752 269,454
Dryden 50 Senior Loan Fund
2017-50A, SUB due 7/15/30
◊,d
7,895,000 227,359
Carlyle Global Market Strategies
CLO Ltd.
2013-3X, SUB due 10/15/30
◊,l
4,938,326 35,902
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 11.9% (continued)
2012-3A, SUB , (WAC) due
1/14/32
◊,d
6,400,000 $ 14,584
Octagon Loan Funding Ltd.
2014-1A, SUB due 11/18/31
◊,d,l
19,435,737 49,561
AMMC CLO XI Ltd.
2012-11A, SUB due 4/30/31
◊,a,d
5,650,000 41,245
Dryden 41 Senior Loan Fund
2015-41A, SUB due 4/15/31
◊,d
11,700,000 39,947
Venture XIII CLO Ltd.
2013-13A, SUB , (WAC) due
9/10/29
◊,d
13,790,000 1,379
Babson CLO Ltd.
2014-IA, SUB, due 7/20/25
◊,d
11,900,000 1,190
Copper River CLO Ltd.
2007-1A INC, due 1/20/21
l,m
8,150,000 815
Marathon CLO V Ltd.
2013-5A, SUB due 11/21/27
◊,d
5,500,000 550
Total Collateralized Loan Obligations 1,079,490,433
FINANCIAL - 2.7%
HV Structured Solutions IV
6.22% due 9/15/30
a
39,948,367 39,671,024
Lightning A
5.50% due 3/1/37
a
34,800,000 32,976,869
Thunderbird A
5.50% due 3/1/37
a
34,800,000 32,976,869
Obsidian Issuer LLC
2025-1A, A 6.93% due
5/15/55
a,d
21,900,000 22,068,760
KKR Core Holding Co. LLC
4.00% due 8/12/31
a
20,249,011 18,938,013
Metis Issuer, LLC
6.89% due 5/15/55
a
17,900,000 18,163,410
AQUILA FDG
7.40% due 9/30/45
a
17,000,000 17,633,350
Ceamer Finance LLC
6.92% due 11/15/37
a
7,742,271 8,049,008
6.79% due 11/15/39
a
5,828,310 6,008,868
3.69% due 3/24/31
a
2,066,292 2,009,564
Project Onyx I
6.25% due 6/26/30
a
13,161,708 13,153,175
Lightning B
7.50% due 3/1/37
a
7,000,000 6,706,488
Thunderbird B
7.50% due 3/1/37
a
7,000,000 6,706,488
Bib Merchant Voucher
Receivables Ltd.
4.18% due 4/7/28
a
6,378,390 6,327,255

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 153
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
FINANCIAL - 2.7% (continued)
Nassau LLC
2019-1, 3.98% due 8/15/34
m
4,943,599 $ 4,446,868
Project Onyx II
6.27% due 6/15/30
a
4,191,172 4,190,721
STEIV 1
6.82% due 4/15/46
a
3,950,000 3,950,000
AHG Funding
7.27% due 12/31/44
a
2,481,147 2,548,146
Steele IV Issuer 2025A-1
due 12/1/46
a,n
1,275,000 —
Total Financial 246,524,876
TRANSPORT-AIRCRAFT - 2.4%
AASET Trust
2024-1A, A1 6.26% due
5/16/49
d
13,157,922 13,510,094
2021-1A, A 2.95% due
11/16/41
d
9,534,130 9,178,887
2025-2A, A 5.52% due 2/16/50
d
8,143,406 8,191,095
2025-1A, A 5.94% due 2/16/50
d
7,267,884 7,406,845
2020-1A, A 3.35% due 1/16/40
d
1,923,498 1,910,033
2020-1A, B 4.34% due 1/16/40
d
1,432,680 1,407,608
2025-3A, A 5.24% due 2/16/50
d
647,083 647,903
2019-2, A 3.38% due 10/16/39
d
178,164 177,999
Castlelake Aircraft Structured
Trust
2025-2A, A 5.47% due 8/15/50
d
13,879,942 14,040,689
2025-1A, A 5.78% due 2/15/50
d
8,084,629 8,214,835
2019-1A, A 3.97% due 4/15/39
d
2,726,282 2,671,756
2025-3A, A 5.09% due
11/15/50
d
1,092,737 1,095,750
2021-1A, A 3.47% due 1/15/46
d
107,876 106,961
Navigator Aircraft ABS Ltd.
2021-1, B 3.57% due 11/15/46
d
21,499,263 20,630,934
Slam Ltd.
2025-1A, A 5.81% due 5/15/50
d
8,588,623 8,801,928
2024-1A, A 5.34% due 9/15/49
d
8,185,473 8,289,711
2021-1A, B 3.42% due 6/15/46
d
2,580,120 2,469,984
Navigator Aviation Ltd.
2024-1, B 6.09% due 8/15/49
d
13,571,429 13,581,181
2025-1, A 5.11% due 10/15/50
d
940,511 931,208
AASET Ltd.
2024-2A, A 5.93% due 9/16/49
d
13,174,055 13,358,594
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42
d
13,265,716 13,245,950
GAIA Aviation Ltd.
2019-1, A 3.97% due 12/15/44
d,o
8,574,559 8,495,105
2019-1, B 5.19% due
12/15/44
d,o
4,716,821 4,650,668
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
TRANSPORT-AIRCRAFT - 2.4% (continued)
Lunar Structured Aircraft
Portfolio Notes
2021-1, B 3.43% due 10/15/46
d
11,480,914 $ 10,972,583
Aaset Trust
2021-2A, B 3.54% due 1/15/47
d
11,486,371 10,952,204
JOL Air Ltd.
2019-1, A 3.97% due 4/15/44
d
7,203,780 7,169,289
Sprite Ltd.
2021-1, A 3.75% due 11/15/46
d
6,120,066 5,986,603
Labrador Aviation Finance Ltd.
2016-1A, A1 4.30% due
1/15/42
d
4,736,071 4,742,330
Project Silver
2019-1, A 3.97% due 7/15/44
d
4,500,675 4,455,894
WAVE LLC
2019-1, A 3.60% due 9/15/44
d
3,968,761 3,897,681
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
d
3,196,457 3,164,496
MACH 1 Cayman Ltd.
2019-1, A 3.47% due 10/15/39
d
2,668,035 2,644,930
Falcon Aerospace Ltd.
3.60% due 9/15/39
d
1,253,172 1,246,914
2017-1, B 6.30% due 2/15/42
d
322,333 322,333
MAPS Trust
2021-1A, A 2.52% due 6/15/46
d
1,532,165 1,467,992
Lift
6.73% due 12/15/30
a
742,480 763,870
Total Transport-Aircraft 220,802,837
INFRASTRUCTURE - 1.6%
VB-S1 Issuer LLC - VBTEL
2022-1A, F 5.27% due 2/15/52
d
39,650,000 38,775,004
2024-1A, F 8.87% due 5/15/54
d
5,950,000 6,159,219
Hotwire Funding LLC
2023-1A, C 8.84% due 5/20/53
d
20,000,000 20,428,628
2021-1, C 4.46% due 11/20/51
d
11,750,000 11,569,647
2024-1A, C 9.19% due 6/20/54
d
7,250,000 7,523,609
Switch ABS Issuer LLC
2024-2A, A2 5.44% due
6/25/54
d
17,550,000 17,601,248
2025-1A, A2 5.04% due
3/25/55
d
11,550,000 11,353,671
QTS Issuer ABS II LLC
2025-1A, A2 5.04% due
10/5/55
d
7,950,000 7,879,856
Vault DI Issuer LLC
2021-1A, A2 2.80% due
7/15/46
d
7,150,000 7,049,278

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
154 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
INFRASTRUCTURE - 1.6% (continued)
Blue Stream Issuer LLC
2023-1A, B 6.90% due 5/20/53
d
3,400,000 $ 3,452,337
2024-1A, B 6.04% due
11/20/54
d
1,850,000 1,882,734
Aligned Data Centers Issuer LLC
2021-1A, B 2.48% due 8/15/46
d
4,925,000 4,836,614
ALLO Issuer LLC
2025-1A, B 6.16% due 4/20/55
d
2,100,000 2,132,656
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
d
1,650,000 1,661,219
Total Infrastructure 142,305,720
INSURANCE - 0.9%
Dogwood State Bank
6.45% due 6/24/32
a
38,601,033 38,866,520
Obra Longevity
8.48% due 6/30/39
a
34,300,000 36,406,915
CHEST
7.13% due 3/23/43
a
5,400,000 5,644,518
Total Insurance 80,917,953
WHOLE BUSINESS - 0.7%
SERVPRO Master Issuer LLC
2025-1A, A2 5.53% due
10/25/55
d
29,100,000 28,960,820
Subway Funding LLC
2024-1A, A23 6.51% due
7/30/54
d
17,572,500 18,160,478
2024-3A, A23 5.91% due
7/30/54
d
8,959,500 8,883,163
Five Guys Holdings, Inc.
2023-1A, A2 7.55% due
1/26/54
d
9,256,500 9,520,132
Wendy's Funding LLC
2025-1A, A2I 5.42% due
12/15/55
d
1,600,000 1,595,270
2018-1A, A2II 3.88% due
3/15/48
d
130,334 128,105
Total Whole Business 67,247,968
NET LEASE - 0.5%
CARS-DB4 LP
2020-1A, B3 4.95% due
2/15/50
d
27,799,000 25,460,223
CARS-DB7 LP
2023-1A, A2 6.50% due
9/15/53
d
11,045,750 11,140,686
SVC ABS LLC
2023-1A, B 5.55% due 2/20/53
d
5,907,854 5,792,649
CMFT Net Lease Master Issuer
LLC
2021-1, A2 2.57% due 7/20/51
d
478,852 411,126
Total Net Lease 42,804,684
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.2%
CFMT LLC
2022-HB9, M1 3.25% due
9/25/37
◊,d
8,650,000 $ 8,394,681
WaMu Asset-Backed Certificates
WaMu Series Trust
2007-HE2, 2A2 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.49%) due 4/25/37
◊
16,638,049 6,018,916
Saluda Grade Alternative
Mortgage Trust
2023-FIG4, B 7.12% due
11/25/53
◊,d
3,283,178 3,391,233
Total Residential Mortgage-Backed Securities 17,804,830
UNSECURED CONSUMER LOANS - 0.1%
Service Experts Issuer LLC
2025-1A, A 5.38% due 1/20/37
d
4,646,991 4,646,201
Regional Management Issuance
Trust
2025-1, C 5.73% due 4/17/34
d
1,600,000 1,618,149
UPX HIL Issuer Trust
2025-1, A 5.16% due 1/25/47
d
1,432,294 1,443,357
Total Unsecured Consumer Loans 7,707,707
SOLAR - 0.1%
SSI ABS Issuer LLC
2025-1, A 6.15% due 7/25/65
d
4,027,858 4,076,244
SINGLE FAMILY RESIDENCE - 0.0%
STAR Trust
2025-SFR6, C 5.75% (1 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 8/17/42
◊,d
700,000 703,868
COLLATERALIZED DEBT OBLIGATIONS - 0.0%
Anchorage Credit Funding 4 Ltd.
2016-4A, CR 3.52% due
4/27/39
d
4,250,000 3,919,709
Total Asset-Backed Securities
(Cost $1,963,689,972) 1,914,306,829
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5%
GOVERNMENT AGENCY - 9.0%
Uniform MBS 30 Year
5.50% due 2/1/56 235,670,000 238,744,337
3.00% due 2/1/56 160,170,000 141,543,981
5.00% due 2/1/56 87,805,000 87,479,161
6.00% due 2/1/56 8,320,000 8,538,148
Fannie Mae
5.50% due 5/1/55 63,090,911 64,103,454
6.00% due 10/1/55 54,671,625 56,209,709
5.00% due 5/1/53 30,696,531 30,710,862

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 155
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
GOVERNMENT AGENCY - 9.0% (continued)
5.00% due 8/1/53 19,283,873 $ 19,311,571
6.00% due 11/1/55 11,443,848 11,765,799
5.00% due 6/1/53 6,818,075 6,818,418
Freddie Mac
5.50% due 2/1/53 46,349,374 47,490,691
5.50% due 3/1/55 28,852,477 29,315,519
5.00% due 6/1/53 24,731,344 24,855,484
5.00% due 2/1/53 21,335,810 21,450,666
5.00% due 3/1/53 16,899,985 16,905,192
6.00% due 10/1/55 12,472,892 12,814,021
Total Government Agency 818,057,013
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2%
PRPM LLC
2025-7, A1 5.50% due 8/25/30
d
23,304,573 23,362,277
2025-8, A1 5.39% due
10/25/30
d,o
17,392,856 17,418,387
2025-2, A1 6.47% due 5/25/30
d,o
15,560,056 15,589,090
2025-6, A1 5.77% due 8/25/28
d
12,106,981 12,126,474
2025-RCF3, A2 5.25% due
7/25/55
d,o
200,000 200,516
GCAT Trust
2025-NQM3, A3 5.96% due
5/25/70
d,o
19,072,115 19,271,480
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,d
17,359,893 17,702,906
2025-NQM4, A3 5.88% due
6/25/70
d,o
12,109,643 12,236,647
2025-NQM1, A3 5.83% due
11/25/69
d,o
9,605,684 9,701,038
2022-NQM5, A3 5.71% due
8/25/67
d,o
7,190,484 7,167,232
2023-NQM2, A3 6.60% due
11/25/67
d,o
2,094,497 2,087,092
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,d
62,444,924 65,834,622
OBX Trust
2024-NQM5, M1 6.51% due
1/25/64
d
12,495,000 12,601,905
2024-NQM6, M1 6.92%, (WAC)
due 2/25/64
◊,d
6,901,000 6,999,993
2024-NQM4, M1 6.62%, (WAC)
due 1/25/64
◊,d
5,250,000 5,293,527
2023-NQM2, A3 6.80% due
1/25/62
d,o
4,463,536 4,454,480
2025-NQM13, A3 5.82% due
5/25/65
d,o
1,390,142 1,399,473
FIGRE Trust
2025-HE8, C 5.46%, (WAC)
due 11/25/55
◊,d
9,815,214 9,813,314
2024-HE5, C 5.70%, (WAC)
due 10/25/54
◊,d
5,913,211 5,985,209
2024-HE6, C 5.97%, (WAC)
due 12/25/54
◊,d
3,613,760 3,647,641
2025-HE1, C 6.03%, (WAC)
due 1/25/55
◊,d
3,094,409 3,132,661
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
2024-HE4, B 5.25%, (WAC) due
9/25/54
◊,d
2,763,499 $ 2,779,686
2024-HE4, C 5.30%, (WAC)
due 9/25/54
◊,d
2,377,282 2,389,040
2025-PF1, C 6.11%, (WAC) due
6/25/55
◊,d
1,014,922 1,029,654
2025-PF1, B 5.91%, (WAC) due
6/25/55
◊,d
634,326 643,595
Mill City Securities Ltd.
2024-RS1, A2 4.00% due
11/1/69
d,o
23,164,000 21,612,244
2024-RS2, A1 3.00% due
8/1/69
d,o
5,648,411 5,351,926
Easy Street Mortgage Loan
Trust
2025-RTL2, A1 5.61% due
10/25/40
d,o
24,450,000 24,700,962
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, A4 4.15% (1
Month Term SOFR + 0.41%,
Rate Floor: 0.30%) due
12/25/36
◊
19,117,227 10,019,889
2006-WMC3, A4 4.15% (1
Month Term SOFR + 0.41%,
Rate Floor: 0.30%) due
8/25/36
◊
7,432,632 5,647,724
2006-HE3, A4 3.88% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 11/25/36
◊
4,285,086 3,995,191
2006-WMC4, A3 4.09% (1
Month Term SOFR + 0.35%,
Rate Floor: 0.24%) due
12/25/36
◊
6,580,318 3,447,807
2006-WMC4, A2 4.01% (1
Month Term SOFR + 0.27%,
Rate Floor: 0.16%) due
12/25/36
◊
2,782,389 1,457,109
Ameriquest Mortgage Securities
Trust
2006-M3, A1 4.02% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 10/25/36
◊
17,257,722 9,552,367
2006-M3, A2D 4.09% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 10/25/36
◊
29,902,532 8,805,973
2006-M3, A2B 3.95% (1 Month
Term SOFR + 0.21%, Rate
Floor: 0.10%) due 10/25/36
◊
12,431,034 3,660,836
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM10, XS 1.75%,
(WAC) due 11/25/70
◊,d,p
267,727,700 10,880,049
2025-NQM10, AIOS 0.33%,
(WAC) due 11/25/70
◊,d,p
267,727,700 2,862,761
2025-NQM10, B3 7.01%,
(WAC) due 11/25/70
◊,d
2,945,200 2,833,620
2025-NQM10, B1 6.84%,
(WAC) due 11/25/70
◊,d
2,600,000 2,621,949
2025-NQM3, A3 5.86%, (WAC)
due 5/25/70
◊,d
775,253 780,541

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
156 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
Provident Funding Mortgage
Trust
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,d
19,113,984 $ 19,214,156
Long Beach Mortgage Loan
Trust
2006-6, 2A4 4.35% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 7/25/36
◊
12,964,692 5,115,260
2006-8, 2A3 4.17% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 9/25/36
◊
15,305,097 3,814,422
2006-1, 2A3 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 2/25/36
◊
3,392,193 3,029,568
2006-4, 2A3 4.17% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 5/25/36
◊
9,469,627 2,731,304
2006-6, 2A3 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 7/25/36
◊
4,037,048 1,587,154
2006-8, 2A2 4.03% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 9/25/36
◊
4,147,394 1,029,811
2006-6, 2A2 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 7/25/36
◊
2,336,962 916,961
WaMu Asset-Backed Certificates
WaMu Series Trust
2007-HE2, 2A4 4.57% (1 Month
Term SOFR + 0.83%, Rate
Floor: 0.83%) due 4/25/37
◊
21,834,964 7,904,032
2007-HE4, 1A 4.02% (1 Month
Term SOFR + 0.28%, Rate
Floor: 0.28%) due 7/25/47
◊
7,968,671 5,614,745
2007-HE1, 2A4 4.31% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.57%) due 1/25/37
◊
6,545,182 2,966,617
2007-HE4, 2A4 4.10% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.36%) due 7/25/47
◊
1,745,935 1,018,936
Verus Securitization Trust
2025-2, A3 5.66% due 3/25/70
d,o
16,938,410 17,032,318
RALI Series Trust
2006-QO6, A1 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 6/25/46
◊
30,674,403 6,215,849
2007-QO2, A1 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 2/25/47
◊
12,616,122 3,782,679
2006-QO8, 1A3A 4.25% (1
Month Term SOFR + 0.51%,
Rate Floor: 0.40%) due
10/25/46
◊
2,160,850 2,111,282
2006-QO6, A2 4.31% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 6/25/46
◊
7,981,062 1,657,263
2006-QO6, A3 4.37% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 6/25/46
◊
5,035,370 1,059,234
2006-QO2, A2 4.39% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 2/25/46
◊
5,947,913 985,355
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
2006-QO2, A3 4.53% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 2/25/46
◊
3,182,638 $ 528,743
2006-QO2, A1 4.29% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 2/25/46
◊
213,333 34,899
Morgan Stanley ABS Capital I,
Inc. Trust
2006-HE8, A2D 4.07% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 10/25/36
◊
17,483,718 7,651,415
2007-HE2, A2D 4.06% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 1/25/37
◊
7,070,803 3,251,204
2006-HE6, A2B 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/36
◊
4,066,666 1,397,154
2007-HE4, A2C 4.08% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 2/25/37
◊
3,548,857 1,121,723
2006-HE4, A3 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 6/25/36
◊
2,055,142 1,022,284
HOMES Trust
2025-AFC3, A3 5.34% due
8/25/60
d,o
12,015,791 11,996,409
2025-AFC2, A2 5.73% due
6/25/60
d,o
1,664,093 1,672,310
CAFL Issuer, LP
2025-RRTL2, A2 5.62% due
11/28/40
d,o
13,500,000 13,537,310
PRPM
2025-3, A1 6.26% due 5/25/30
d,o
13,140,216 13,165,063
American Home Mortgage
Assets Trust
2006-6, A2A 4.06% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 12/25/46
◊
5,935,818 5,187,146
2006-1, 1A2 4.04% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 5/25/46
◊
4,940,320 4,656,727
2006-3, 2A11 4.97% (Federal
Reserve US 12 mo.
Cumulative Avg 1 yr. CMT +
0.94%, Rate Floor: 0.94%)
due 10/25/46
◊
4,481,174 2,975,546
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, A4 4.07% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 11/25/36
◊
20,193,552 6,584,035
2006-2, A3 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 11/25/36
◊
17,757,314 5,789,499
COLT Mortgage Loan Trust
2025-3, A3 5.71% due 3/25/70
d,o
11,855,680 11,903,603
RCKT Mortgage Trust
2025-CES8, A2 5.50%, (WAC)
due 8/25/55
◊,d
7,550,000 7,632,448
2025-CES7, A2 5.73% due
7/25/55
d,o
3,156,000 3,202,569

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 157
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
Carrington Mortgage Loan Trust
2005-NC3, M5 4.90% (1 Month
Term SOFR + 1.16%, Rate
Floor: 1.05%) due 6/25/35
◊
11,000,000 $ 10,480,625
New Residential Mortgage Loan
Trust
2025-NQM3, A3 5.99% due
5/25/65
d
10,050,634 10,200,591
GSAMP Trust
2007-NC1, A1 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/46
◊
16,227,311 8,624,316
Finance of America HECM
Buyout
2024-HB1, M2 6.00%, (WAC)
due 10/1/34
◊,d
8,000,000 8,000,501
GS Mortgage-Backed Securities
Trust
2025-NQM3, A3 5.49% due
11/25/65
d,o
5,183,454 5,208,648
2025-HE1, M1 5.92% (30 Day
Average SOFR + 2.05%, Rate
Floor: 2.05%) due 10/25/55
◊,d
2,600,000 2,611,620
IXIS Real Estate Capital Trust
2007-HE1, A3 4.01% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 5/25/37
◊
22,382,819 4,547,029
2007-HE1, A4 4.08% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 5/25/37
◊
15,857,912 3,221,075
Mastr Asset Backed Securities
Trust
2006-WMC3, A4 4.17% (1
Month Term SOFR + 0.43%,
Rate Floor: 0.32%) due
8/25/36
◊
9,466,457 3,192,072
2006-HE3, A2 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 8/25/36
◊
8,739,533 2,480,078
2006-HE3, A3 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 8/25/36
◊
7,347,857 2,085,121
Citigroup Mortgage Loan Trust,
Inc.
2007-AMC3, A2C 4.10% (1
Month Term SOFR + 0.36%,
Rate Floor: 0.25%) due
3/25/37
◊
8,395,048 7,429,181
LSTAR Securities Investment
Ltd.
2024-1, A 7.12% (30 Day
Average SOFR + 4.10%, Rate
Floor: 3.10%) due 1/1/29
◊,d
6,598,786 6,584,322
SG Residential Mortgage Trust
2025-1, A3 5.35% due
12/25/65
d,o
6,250,000 6,257,866
GSAA Home Equity Trust
2006-3, A3 4.45% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 3/25/36
◊
8,800,026 4,225,953
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
2006-9, A4A 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 6/25/36
◊
6,743,658 $ 1,681,968
2007-7, A4 4.39% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 7/25/37
◊,a
132,328 128,551
Legacy Mortgage Asset Trust
2021-GS2, A1 5.75% due
4/25/61
d
5,799,237 5,801,222
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
d
5,643,174 5,643,174
CIM TRUST
2025-R1, A1 5.00% due
2/25/99
d,o
5,541,552 5,523,916
BRAVO Residential Funding
Trust
2025-NQM7, A3 5.81% due
7/25/65
d,o
4,039,870 4,067,817
2025-CES2, A2 5.19% due
7/26/55
d,o
1,250,000 1,249,306
Vista Point Securitization Trust
2025-CES1, A1 5.81% due
4/25/55
d,o
5,237,994 5,275,933
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A2 5.66% due
10/25/40
d,o
5,210,000 5,208,930
First NLC Trust
2007-1, A4 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 8/25/37
◊,d
5,803,617 2,920,071
2007-1, A1 3.92% (1 Month
Term SOFR + 0.18%, Rate
Floor: 0.07%) due 8/25/37
◊,d
4,401,069 2,214,353
Argent Securities Trust
2006-W5, A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 6/25/36
◊
7,606,419 5,089,109
Alternative Loan Trust
2007-OA7, A1A 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 5/25/47
◊
5,000,583 4,647,761
Merrill Lynch Mortgage Investors
Trust
2007-HE2, A2B 4.27% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 2/25/37
◊
6,469,463 1,809,934
2007-HE2, A2C 4.37% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 2/25/37
◊
4,682,964 1,310,075
2007-HE2, A2A 4.09% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 2/25/37
◊
3,723,437 1,041,738
2007-HE2, A2D 4.69% (1 Month
Term SOFR + 0.95%, Rate
Floor: 0.84%) due 2/25/37
◊
1,515,199 423,822

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
158 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
4,759,737 $ 4,550,698
ACE Securities Corp. Home
Equity Loan Trust
2007-ASP1, A2D 4.61% (1
Month Term SOFR + 0.87%,
Rate Floor: 0.76%) due
3/25/37
◊
9,696,504 3,949,493
ACHM Trust
2025-HE1, A 5.92%, (WAC) due
3/25/55
◊,d
3,129,390 3,171,501
2025-HE3, B 5.45%, (WAC) due
11/25/55
◊,d
700,000 700,764
HSI Asset Securitization Corp.
Trust
2007-HE1, 2A3 4.04% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 1/25/37
◊
5,153,609 3,707,035
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 2A 4.87% (1 Year
CMT Rate  + 0.84%) due
11/25/46
◊
3,147,851 2,741,062
First Franklin Mortgage Loan
Trust
2006-FF16, 2A4 4.27% (1
Month Term SOFR + 0.53%,
Rate Floor: 0.42%) due
12/25/36
◊
6,613,927 2,673,446
Lehman XS Trust Series
2006-18N, A3 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 12/25/36
◊
2,510,251 2,519,622
Lehman XS Trust
2006-10N, 1A3A 4.27% (1
Month Term SOFR + 0.53%,
Rate Floor: 0.42%) due
7/25/46
◊
1,793,984 1,769,225
Morgan Stanley Mortgage Loan
Trust
2006-9AR, A2 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 8/25/36
◊
7,320,633 1,524,192
Alliance Bancorp Trust
2007-OA1, A1 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 7/25/37
◊
1,601,721 1,430,698
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
d,o
1,400,000 1,401,714
Cross Mortgage Trust
2025-H6, A3 5.64% due
7/25/70
d,o
1,327,640 1,336,905
Anchor Mortgage Trust
2025-RTL1, A1 5.72% due
5/25/40
d,o
1,000,000 1,005,293
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 8.2% (continued)
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, M1 6.25% (30 Day
Average SOFR + 2.30%) due
6/25/55
◊,d
1,000,000 $ 1,002,148
Towd Point Mortgage Trust
2025-1, A1B 4.82%, (WAC) due
6/25/65
◊,d
908,168 908,158
NYMT Loan Trust
2025-CP1, A2 3.75% due
11/25/69
◊,d
800,000 746,862
Nomura Resecuritization Trust
2015-4R, 5A1 4.47% (1 Month
Term SOFR + 0.54%, Rate
Floor: 0.43%) due 3/26/36
◊,a,d
385,355 378,615
Morgan Stanley Re-REMIC Trust
2010-R5, 4B 2.86% due
6/26/36
a,d
304,406 313,204
Total Residential Mortgage-Backed Securities 747,213,233
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust
2024-VLT4, D 6.19% (1 Month
Term SOFR + 2.44%, Rate
Floor: 2.44%) due 6/15/41
◊,d
20,650,000 20,605,125
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,d
3,350,000 3,352,084
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,d
21,644,000 20,278,201
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, G 6.76% (1 Month
Term SOFR + 3.00%, Rate
Floor: 2.64%) due 6/15/38
◊,d
15,000,000 12,011,295
SMRT
2022-MINI, D 5.70% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/15/39
◊,d
10,000,000 9,969,702
GS Mortgage Securities Corp.
Trust
2020-DUNE, E 6.52% (1 Month
Term SOFR + 2.76%, Rate
Floor: 2.65%) due 12/15/36
◊,d
6,087,943 5,819,118
2020-DUNE, D 5.92% (1 Month
Term SOFR + 2.16%, Rate
Floor: 1.90%) due 12/15/36
◊,d
2,280,905 2,225,805
MHP
2022-MHIL, E 6.36% (1 Month
Term SOFR + 2.61%, Rate
Floor: 2.61%) due 1/15/39
◊,d
7,200,000 7,193,428
BX Commercial Mortgage Trust
2024-AIRC, C 6.34% (1 Month
Term SOFR + 2.59%, Rate
Floor: 2.59%) due 8/15/41
◊,d
6,085,269 6,130,502
RWC Commercial Mortgage
Trust
2025-1, AS 5.26% due 6/25/40
d
1,000,000 1,001,235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 159
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
(continued)
2025-1, C 6.26% due 6/25/40
d
300,000 $ 300,492
2025-1, B 5.76% due 6/25/40
d
300,000 300,306
MILE Trust
2025-STNE, B 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/15/42
◊,d
500,000 500,312
Total Commercial Mortgage-Backed Securities 89,687,605
MILITARY HOUSING - 0.3%
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, XA2 0.70%, (WAC)
due 10/25/52
◊,d,p
152,446,835 8,621,235
2015-R1, XA3 0.70%, (WAC)
due 11/25/52
◊,d,p
143,196,909 6,636,203
Capmark Military Housing Trust
2007-AET2, A 6.06% due
10/10/52
a,d
5,311,550 5,196,163
Freddie Mac Military Housing
Bonds
2015-R1, XA1 0.70%, (WAC)
due 11/25/55
◊,d,p
61,161,321 3,399,034
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, A 7.15% due
8/10/36
d
3,111,982 3,358,324
Total Military Housing 27,210,959
Total Collateralized Mortgage Obligations
(Cost $1,816,254,653) 1,682,168,810
REPURCHASE AGREEMENTS
q
- 2.4%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 87,382,550 87,382,550
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 65,536,913 65,536,913
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 64,080,537 64,080,537
Total Repurchase Agreements
(Cost $217,000,000) 217,000,000
U.S. TREASURY BILLS - 0.3%
U.S. Treasury Bills
3.64% due 1/15/26
r,s
15,505,000 15,485,183
3.63% due 1/13/26
r,s
5,485,000 5,479,128
3.24% due 1/6/26
r
5,000,000 4,998,081
3.68% due 1/27/26
r
5,000,000 4,987,745
Total U.S. Treasury Bills
(Cost $30,945,280) 30,950,137
a
A
FACE
AMOUNT
~
VALUE
FOREIGN GOVERNMENT DEBT - 0.1%
Eagle Funding Luxco SARL
5.50% due 8/17/30
d
10,700,000 $ 10,898,913
Total Foreign Government Debt
(Cost $10,674,843) 10,898,913
CONTRACTS/
NOTIONAL
VALUE a
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co.
LLC Foreign Exchange
USD/JPY Expiring April
2026 with strike price
of $ 140.00 (Notional
Value $37,719,000) USD 37,719,000 31,021
Goldman Sachs & Co. LLC
Foreign Exchange USD/
JPY Expiring May 2026
with strike price of $ 123.50
(Notional Value $8,257,000) USD 8,257,000 21,642
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026
with strike price of $ 140.00
(Notional Value $3,701,000) USD 3,701,000 3,044
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $86,870,588) EUR 73,840,000 851
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $136,007,059) EUR 115,606,000 826
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $77,740,000) EUR 66,079,000 340
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $38,488,235) EUR 32,715,000 234
Total OTC Options Purchased
(Cost $3,524,568) 57,958

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
160 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 3,950 $ 1,357,812
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 5,530 967,750
Total Listed Options Purchased
(Cost $4,279,628) 2,325,562
OTC INTEREST RATE SWAPTIONS PURCHASED
t
- 0.0%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2031 with exercise
rate of 3.35% (Notional
Value $66,020,000) USD 66,020,000 587,349
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $66,022,000) USD 66,022,000 580,882
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $66,021,000) USD 66,021,000 580,873
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
t
(continued)
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $66,020,000) USD 66,020,000 $ 580,865
Total OTC Interest Rate Swaptions Purchased
(Cost $2,586,692) 2,329,969
Total Investments - 105.2%
(Cost $9,725,209,828)
$ 9,561,797,535
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.0)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $40,718,750) USD 40,718,750 (6,548)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $40,718,750) USD 40,718,750 (6,548)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $40,718,750) USD 40,718,750 (7,098)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.93% (Notional
Value $40,718,750) USD 40,718,750 (7,334)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.86% (Notional
Value $40,718,750) USD 40,718,750 (9,044)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $40,718,750) USD 40,718,750 (9,052)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.85% (Notional
Value $40,718,750) USD 40,718,750 (9,627)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 161
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.0)% (continued)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $40,718,750) USD 40,718,750 $ (9,713)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.93% (Notional
Value $40,718,750) USD 40,718,750 (10,757)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $40,718,750) USD 40,718,750 (10,804)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $40,718,750) USD 40,718,750 (10,804)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $40,718,750) USD 40,718,750 (10,997)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $40,718,750) USD 40,718,750 (11,066)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 3.71% (Notional
Value $40,718,750) USD 40,718,750 (57,816)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $40,718,750) USD 40,718,750 (57,816)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.71% (Notional
Value $40,718,750) USD 40,718,750 (64,539)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $40,718,750) USD 40,718,750 (64,539)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $57,006,250) USD 57,006,250 (95,229)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.0)% (continued)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $57,006,250) USD 57,006,250 $ (95,229)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $65,150,000) USD 65,150,000 (96,482)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 3.69% (Notional
Value $65,150,000) USD 65,150,000 (96,482)
Total Interest Rate Swaptions (747,524)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $40,718,750) USD 40,718,750 (4,955)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.85% (Notional
Value $40,718,750) USD 40,718,750 (4,984)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.86% (Notional
Value $40,718,750) USD 40,718,750 (5,197)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $57,006,250) USD 57,006,250 (75,802)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.64% (Notional
Value $57,006,250) USD 57,006,250 (75,802)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $65,150,000) USD 65,150,000 (95,513)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 2.69% (Notional
Value $65,150,000) USD 65,150,000 (95,513)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
162 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
t
- (0.0)% (continued)
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $66,020,000) USD 66,020,000 $ (202,364)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $66,021,000) USD 66,021,000 (202,367)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $66,022,000) USD 66,022,000 (202,370)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2031 with exercise
rate of 2.85% (Notional
Value $66,020,000) USD 66,020,000 (204,471)
Total Interest Rate Swaptions (1,169,338)
Total OTC Interest Rate Swaptions Written
(Premium received $5,124,116) (1,916,862)
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 5,530 (553,000)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 3,950 $ (715,938)
Total Interest Rate Options (1,268,938)
Total Listed Options Written
(Premium received $2,137,185) (1,268,938)
OTC OPTIONS WRITTEN - (0.0)%
Call Options on:
Equity Options
Bank Of America, National
Association iShares iBoxx $
High Yield Corporate Bond
ETF Expiring January 2026
with strike price of $ 81.00
(Notional Value $718,489) USD 718,489 (178)
Goldman Sachs & Co. LLC
iShares iBoxx $ High
Yield Corporate Bond ETF
Expiring January 2026
with strike price of $ 81.00
(Notional Value $719,380) USD 719,380 (16,429)
Bank Of America, National
Association iShares iBoxx $
High Yield Corporate Bond
ETF Expiring January 2026
with strike price of $ 81.00
(Notional Value $721,797) USD 721,797 (55,546)
Goldman Sachs & Co. LLC
iShares iBoxx $ High
Yield Corporate Bond ETF
Expiring January 2026
with strike price of $ 81.00
(Notional Value $719,603) USD 719,603 (103,708)
Total Equity Options (175,861)
Total OTC Options Written
(Premium received $340,040) (175,861)
Other Assets & Liabilities, net - (5.2)% (465,760,533)
Total Net Assets - 100% $ 9,092,675,341
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
Special Purpose Acquisition Company (SPAC).
d
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $3,951,523,208 (cost $4,012,906,767), or
43.5% of total net assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 163
See Sector Classification in Other Information section.
e
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f
Rate indicated is the 7-day yield as of December 31, 2025.
g
Perpetual maturity.
h
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
i
Security is in default of interest and/or principal obligations.
j
Payment-in-kind security.
k
Zero coupon rate security.
l
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
m
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,447,683
(cost $14,479,067), or 0.0% of total net assets - See Note 5 .
n
Security is unsettled at period end and may not have a stated effective rate.
o
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
p
Security is an interest-only strip.
q
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
r
Rate indicated in the effective yield at the time of purchase.
s
All or a portion of this security is pledged as collateral for futures and swap agreements at December 31, 2025.
t
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
BofA — Bank of America
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Commodity Futures Contracts Purchased
Gold 100 oz. Futures Contracts 107 Feb 2026 $ 46,449,770 $ 2,522,406
—
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 175,700,000
$ (4,027,310) $ (3,828,984) $ (198,326)
J.P. Morgan
Securities LLC ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
88,100,000
(6,830,647) (6,514,344) (316,303)
$ (10,857,957) $ (10,343,328) $ (514,629)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 27,695,000
$ (4,284,089) $ (3,340,892) $ (943,197)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
164 |
OTC Credit Default Swap Agreements Protection Purchased (continued)
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
J.P. Morgan
Securities LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
$ 27,695,000
$ (2,663,230) $ (1,397,670) $ (1,265,560)
$ (6,947,319) $ (4,738,562) $ (2,208,757)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
JPMorgan
Chase
Bank, N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.75% Annually 08/01/29 $ 152,530,000 $ 1,645,392 $ 669 $ 1,644,723
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 199,875,000 (454,498) (150,417) (304,081)
$ 1,190,894 $ (149,748) $ 1,340,642
Total Return Swap Agreements
Counterparty Index Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Pay
4.25% (Federal
Funds Rate +
0.61%) At Maturity 06/16/26 74,100 $ 44,030,220 $ 5,329,031
OTC Equity Index Swap Agreements Sold Short
Citibank, N.A.
iShares Core S&P
500 ETF Receive
4.40% (Federal
Funds Rate +
0.76%) At Maturity 01/12/26 16,000 10,575,200 (267,672)
Toronto-Dominion
Bank
SPDR S&P 500
ETF Trust Receive
4.41% (Federal
Funds Rate +
0.77%) At Maturity 01/26/26 36,000 23,689,800 (629,458)
$ 34,265,000 $ (897,130)
OTC Interest Rate Swap Agreements
Bank of America,
N.A.
Autocallable Worst-
Of Basket Note,
2-year maturity,
with 60% barrier
- 9.71% Pay
2.67% (U.S.
Secured
Overnight
Financing Rate
- 1.20%) At Maturity 02/01/28 8,000,000 8,000,000 (128)
J.P. Morgan
Securities LLC
Autocallable Worst-
Of Basket Note,
3-year maturity,
Non-Call 1 year,
50% barrier - 10% Pay
3.67% (U.S.
Secured
Overnight
Financing Rate
- 0.20%) At Maturity 03/02/29 8,000,000 8,000,000 (176)
Bank of America,
N.A.
Autocallable worst-
of basket note,
2-year maturity,
with 50% barrier
- 10.05% Pay
3.66% (U.S.
Secured
Overnight
Financing Rate
- 0.21%) At Maturity 01/19/28 8,000,000 8,000,000 (248)
J.P. Morgan
Securities LLC
Autocallable Worst-
Of Basket Note,
4-year maturity,
Non-Call 1 year,
50% barrier
- 9.05% Pay
3.75% (U.S.
Secured
Overnight
Financing Rate
- 0.12%) At Maturity 04/03/30 8,000,000 8,000,000 (1,520)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 165
Total Return Swap Agreements (continued)
Counterparty Index Type
a
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Goldman Sachs
International
Goldman Sachs
Swaption
Forward Volatility
Index Pay
2.64% (Federal
Funds Rate
- 1.00%) At Maturity 05/15/26 252,444 $ 39,154,027 $ (3,686,411)
$ 71,154,027 $ (3,688,483)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Nomura Securities International, Inc. EUR Sell 752,949,000 886,493,657 USD 1/15/26 $ 1,085,368
The Toronto-Dominion Bank EUR Sell 4,296,000 1,820,991 USD 1/15/26 7,721
The Toronto-Dominion Bank GBP Buy 698,000 933,286 USD 1/15/26 7,384
TD Securities Inc./ Valeurs Mobilieres
TD Inc. EUR Sell 7,855,000 9,242,956 USD 1/15/26 6,100
Barclays Bank plc EUR Buy 1,360,000 1,601,024 USD 1/20/26 (1,395)
Morgan Stanley & Co. LLC EUR Sell 7,947,000 9,341,169 USD 1/15/26 (4,250)
Morgan Stanley & Co. LLC CAD Sell 6,205,000 4,514,606 USD 1/15/26 (9,800)
TD Securities Inc./ Valeurs Mobilieres
TD Inc. GBP Sell 1,746,000 2,337,822 USD 1/15/26 (15,201)
Citibank, N.A. GBP Sell 5,622,000 7,533,100 USD 1/15/26 (43,473)
JPMorgan Chase Bank, N.A. GBP Sell 83,251,000 111,713,851 USD 1/15/26 (480,608)
$ 551,846
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/31 3.35%
$ 66,020,000
$ 587,349
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,022,000
580,882
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,021,000
580,873
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
66,020,000
580,865
$ 2,329,969
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% $ 40,718,750 $ (4,955)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
166 |
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% $ 40,718,750 $ (4,984)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% 40,718,750 (5,197)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 57,006,250 (75,802)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 57,006,250 (75,802)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 65,150,000 (95,513)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 65,150,000 (95,513)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 66,020,000 (202,364)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 66,021,000 (202,367)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 66,022,000 (202,370)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/31 2.85% 66,020,000 (204,471)
$ (1,169,338)
Put
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 40,718,750 (6,548)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% 40,718,750 (6,548)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 40,718,750 (7,098)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 40,718,750 (7,334)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 40,718,750 (9,044)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 40,718,750 (9,052)

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 167
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% $ 40,718,750 $ (9,627)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 40,718,750 (9,713)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 40,718,750 (10,757)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 40,718,750 (10,804)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 40,718,750 (10,804)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 40,718,750 (10,997)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 40,718,750 (11,066)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 40,718,750 (57,816)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 40,718,750 (57,816)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% 40,718,750 (64,539)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 40,718,750 (64,539)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 57,006,250 (95,229)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% 57,006,250 (95,229)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 65,150,000 (96,482)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 65,150,000 (96,482)
$ (747,524)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the
Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
168 |
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 584,972 $ 2,303,917 $ 32,956,601 $ 35,845,490
Preferred Stocks 38,942,596 309,830,679 27,706,036 376,479,311
Rights — — 2 2
Exchange-Traded Funds 115,075,770 — — 115,075,770
Mutual Funds 320,190,549 — — 320,190,549
Money Market Funds 161,683,091 — — 161,683,091
Warrants 640 — 248 888
Corporate Bonds — 2,218,044,436 279,720,592 2,497,765,028
Senior Floating Rate Interests — 1,881,616,110 313,103,118 2,194,719,228
Asset-Backed Securities — 1,555,657,153 358,649,676 1,914,306,829
Collateralized Mortgage Obligations — 1,676,152,277 6,016,533 1,682,168,810
Repurchase Agreements — 217,000,000 — 217,000,000
U.S. Treasury Bills — 30,950,137 — 30,950,137
Foreign Government Debt — 10,898,913 — 10,898,913
Total Return Swap Agreements
a
— 5,329,031 — 5,329,031
Commodity Futures Contracts
a
2,522,406 — — 2,522,406
Options Purchased — 2,383,520 — 2,383,520
Interest Rate Swaptions Purchased — 2,329,969 — 2,329,969
Interest Rate Swap Agreements
a
— 1,644,723 — 1,644,723
Forward Foreign Currency Exchange Contracts
a
— 1,106,573 — 1,106,573
Unfunded loan commitments ( Note 4 )
a
— — 2,736, 647 2,736, 647
Total Assets $ 639,000,024 $ 7,915,247,438 $ 1,020,889, 453 $ 9,575,13 6 , 915
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 304,081 $ — $ 304,081
Forward Foreign Currency Exchange Contracts
a
— 554,727 — 554,727
Equity Index Swap Agreements
a
— 897,130 — 897,130
Options Written — 1,444,799 — 1,444,799
Interest Rate Swaptions Written — 1,916,862 — 1,916,862
Credit Default Swap Agreements
a
— 2,723,386 — 2,723,386
Total Return Swap Agreements
a
— 3,688,483 — 3,688,483
Unfunded loan commitments ( Note 4 )
a
— — 5,669 5,669
Total Liabilities $ — $ 11,529,468 $ 5,669 $ 11,535,137
a
Reported as unrealized appreciation/depreciation at period end.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 169
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of
$78,613,224 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$27,914,286 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 209,533,331
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 110,276,500 Yield Analysis Yield 4.6%-8.3% 6.3%
Asset-Backed Securities 31,199,845 Model Price Purchase Price — —
Asset-Backed Securities 7,640,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 6,016,533
Option adjusted spread off prior
month end broker quote Broker Quote — —
Common Stocks 26,458,721 Model Price Purchase Price — —
Common Stocks 3,839,699 Third Party Pricing Vendor Price — —
Common Stocks 2,534,207 Enterprise Value Valuation Multiple 1.8x-8.8x 5.6x
Common Stocks 123,974 Model Price Liquidation Value — —
Corporate Bonds 125,480,670
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 119,973,889 Third Party Pricing Broker Quote — —
Corporate Bonds 31,421,323 Model Price Purchase Price — —
Corporate Bonds 2,844,709 Third Party Pricing Trade Price — —
Corporate Bonds 1 Model Price Liquidation Value — —
Preferred Stocks 27,704,320 Yield Analysis Yield 5.7% —
Preferred Stocks 1,716 Model Price Purchase Price — —
Rights 2 Model Price Liquidation Value — —
Senior Floating Rate Interests 214,767,668 Model Price Purchase Price — —
Senior Floating Rate Interests 34,199,381 Yield Analysis Yield 9.9%-15.2% 7.6%
Senior Floating Rate Interests 22,802,081 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 20,679,348 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 15,653,533 Third Party Pricing Vendor Price — —
Senior Floating Rate Interests 5,001,107 Model Price Liquidation Value — —
Unfunded loan commitments 2,736, 647 Model Price Purchase Price — —
Warrants 248 Model Price Liquidation Value — —
Total Assets $ 1,020,889, 453
Liabilities:
Unfunded loan commitments $ 5,669 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
170 |
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December
31, 2025:
Assets Liabilities
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests Warrants
Common
Stocks
Preferred
Stocks Rights
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets Commitments
Beginning Balance
$ 317,793,322 $ 213,314,428 $ 256,931,637 $ 248 $ 27,796,504 $ 27,721,474 $ 2 $ 5,222,772 $ 956,434 $ 849,736,821 $
Purchases/(Receipts) 11,898,195 66,828,269 71,818,095 — 73,843 15 — — — 150,618,417
(Sales, maturities and
paydowns)/Fundings (4,630,212) (1,708,907) (27,986,240) — (12,588) — — (19,006) 624,512 (33,732,441)
Amortization of premiums/
discounts (3,260) (26,190) 355,621 — — — — (78) — 326,093
Corporate actions (3,447,147) — — — — — — — — (3,447,147)
Total realized gains (losses)
included in earnings 2,297 — 49,248 — (24,575) — — (31) — 26,939
Total change in unrealized
appreciation (depreciation)
included in earnings 2,720,612 1,312,992 211,757 — 1,283,718 (15,453) — (7,494) 1,155,701 6,661,833
Transfers into Level 3 43,045,869 — 30,907,286 — 3,839,699 — — 820,370 — 78,613,224
Transfers out of Level 3 (8,730,000) — (19,184,286) — — — — — — (27,914,286)
Ending Balance $ 358,649,676 $ 279,720,592 $ 313,103,118 $ 248 $ 32,956,601 $ 27,706,036 $ 2 $ 6,016,533 $ 2,736,647 $ 1,020,889,453 $
Net change in unrealized
appreciation (depreciation)
for investments in Level
3 securities still held at
December 31, 2025 $ 2,391,306 $ 1,312,992 $ 211,757 $ — $ 1,247,255 $ (15,453) $ — $ (7,494) $ 1,155,701 $ 6,296,064 $

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 171
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1 A1 5.72% due 5/25/2040 6.72% 11/01/27
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
BRAVO Residential Funding Trust 2025-NQM7 A3 5.81% due 7/25/2065 6.81% 07/01/29
BRAVO Residential Funding Trust 2025-CES2 A2 5.19% due 7/26/2055 6.19% 08/01/29
CAFL Issuer, LP 2025-RRTL2 A2 5.62% due 11/28/2040 6.52% 06/28/28
CIM TRUST 2025-R1 A1 5.00% due 2/25/2099 9.00% 03/01/29
COLT Mortgage Loan Trust 2025-3 A3 5.71% due 3/25/2070 6.71% 02/01/29
Cross Mortgage Trust 2025-H6 A3 5.64% due 7/25/2070 6.64% 07/01/29
Easy Street Mortgage Loan Trust 2025-RTL2 A1 5.61% due 10/25/2040 7.50% 12/25/27
GAIA Aviation Ltd. 2019-1 A 3.97% due 12/15/2044 2.00% 10/15/26
GAIA Aviation Ltd. 2019-1 B 5.19% due 12/15/2044 2.00% 10/15/26
GCAT Trust 2022-NQM5 A3 5.71% due 8/25/2067 6.71% 10/01/26
GCAT Trust 2025-NQM3 A3 5.96% due 5/25/2070 6.96% 06/01/29
GCAT Trust 2023-NQM2 A3 6.60% due 11/25/2067 7.60% 01/01/27
GCAT Trust 2025-NQM1 A3 5.83% due 11/25/2069 6.83% 04/01/29
GCAT Trust 2025-NQM4 A3 5.88% due 6/25/2070 6.88% 07/01/29
GS Mortgage-Backed Securities Trust 2025-NQM3 A3 5.49% due 11/25/2065 6.49% 08/01/29
HOMES Trust 2025-AFC3 A3 5.34% due 8/25/2060 6.34% 09/01/29
HOMES Trust 2025-AFC2 A2 5.73% due 6/25/2060 6.73% 06/01/29
Mill City Securities Ltd. 2024-RS1 A2 4.00% due 11/1/2069 7.00% 10/01/27
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
OBX Trust 2025-NQM13 A3 5.82% due 5/25/2065 6.82% 07/01/29
OBX Trust 2023-NQM2 A3 6.80% due 1/25/2062 7.80% 02/01/27
PRPM 2025-3 A1 6.26% due 5/25/2030 9.26% 05/01/28
PRPM LLC 2025-RCF3 A2 5.25% due 7/25/2055 6.25% 07/01/29
PRPM LLC 2025-8 A1 5.39% due 10/25/2030 8.39% 10/01/28
PRPM LLC 2025-2 A1 6.47% due 5/25/2030 9.47% 05/01/28
RCKT Mortgage Trust 2025-CES7 A2 5.73% due 7/25/2055 6.73% 07/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A2 5.66% due 10/25/2040 6.71% 03/01/28
SG Residential Mortgage Trust 2025-1 A3 5.35% due 12/25/2065 6.35% 12/01/29
Verus Securitization Trust 2025-2 A3 5.66% due 3/25/2070 6.66% 03/01/29
Vista Point Securitization Trust 2025-CES1 A1 5.81% due 4/25/2055 6.81% 03/01/29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
172 |
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 87,382,550 $ 87,401,046 U.S. Treasury Bond 4.75%
Due 11/15/53 $ 89,625,300 $ 89,130,202
— — —
BNP Paribas 3.80% Due 1/2/2026 65,536,913 65,550,749 U.S. Treasury Strips 0.00%
Due 02/15/34 - 08/15/55 126,531,623 64,984,456
U.S. Treasury Note 0.50%
- 4.25% Due 10/31/27
- 11/15/34 1,800 1,821
U.S. Treasury Inflation
Indexed Bond 0.63% -
2.38%  Due 02/15/43
- 02/15/55 1,768,500 1,875,487
65,536,913 128,301,923 66,861,764
JPMorgan Securities LLC 3.82%
Due 1/2/2026
64,080,537 64,094,136 U.S. Treasury Inflation
Indexed Bond 0.13%
- 0.36% Due 10/15/26
- 07/15/27 58,900 77,607
U.S. Treasury Note 0.50%
- 3.38% Due 06/30/27
- 12/31/27 65,403,200 65,298,423
64,080,537 65,462,100 65,376,030

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MACRO OPPORTUNITIES FUND
December 31, 2025
| 173
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy
Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm.The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
9/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Common Stocks
FTAI Aircraft Leasing
Offshore SPV, LP $ 25,143,443 $ — $ — $ — $ 1,315,278 $ 26,458,721 24,375,000 $ —
BP Holdco LLC 30,686 — — — — 30,686 37,539 —
Accuride Corp.* 340 — — — — 340 3,399,497 —
Accuride Liquidating
Trust* — — — — — — 209 —
Mutual Funds
Guggenheim Limited
Duration Fund — Class
R6 140,843,401 1,679,478 — — 229,555 142,752,434 5,772,440 —
Guggenheim Ultra
Short Duration Fund —
Institutional Shares 55,726,292 602,809 — — 55,339 56,384,440 5,593,694 —
Guggenheim Strategy
Fund III 28,348,479 357,706 — — (45,785) 28,660,400 1,150,558 —
Guggenheim Strategy
Fund II 24,234,787 306,546 — — (68,569) 24,472,764 986,407 —
Senior Floating Rate
Interests
Accuride Corp. 8.24%
(3 Month Term SOFR +
5.81%) (in-kind rate was
3.00%) due 3/7/30
◊,a
4,659,526 56,215 — — 39,882 4,755,623 2,537,058 —
$ 278,986,954 $ 3,002,754 $ — $ — $ 1,525,700 $ 283,515,408 $ —
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Payment-in-kind security.

174 |
SCHEDULE OF INVESTMENTS (Unaudited)
MUNICIPAL INCOME FUND
December 31, 2025
a
A
A
SHARES VALUE
MONEY MARKET FUNDS
a
- 2.2%
BlackRock Liquidity Funds
MuniCash , 2.84%
b
861,792 $ 861,792
Total Money Market Funds
(Cost $861,792) 861,792
A
FACE
AMOUNT
MUNICIPAL BONDS - 96.1%
CALIFORNIA - 12.2%
Newport Mesa Unified School
District
General Obligation Unlimited
due 8/1/39
c
$ 1,300,000 772,970
San Bernardino Community
College District
General Obligation Unlimited
due 8/1/49
c
2,000,000 592,830
Compton Unified School District
General Obligation Unlimited
due 6/1/40
c
1,000,000 518,719
California Statewide
Communities Development
Authority
Revenue Bonds
5.25% due 8/15/52 500,000 511,191
California Municipal Finance
Authority
Revenue Bonds
5.00% due 7/1/50 500,000 511,065
City of Los Angeles Department
of Airports
Revenue Bonds
5.00% due 5/15/35 250,000 304,830
Alameda Corridor Transportation
Authority
Revenue Bonds
5.20% due 10/1/51
d
500,000 284,275
California Enterprise
Development Authority
Revenue Bonds
5.00% due 6/1/34
e
250,000 262,156
El Monte Union High School
District
General Obligation Unlimited
due 6/1/43
c
500,000 230,391
Westside Elementary School
District
General Obligation Unlimited
5.00% due 8/1/48 155,000 158,065
FHLMC Multifamily VRD
Certificates
Revenue Bonds
2.40% due 10/15/29 150,000 143,948
Coast Community College
District
General Obligation Unlimited
due 8/1/40
c
250,000 141,388
M-S-R Energy Authority
Revenue Bonds
6.13% due 11/1/29 130,000 137,636
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
CALIFORNIA - 12.2% (continued)
Department of Veterans Affairs
Veteran's Farm & Home
Purchase Program
Revenue Bonds
3.45% due 12/1/39 $ 110,000 $ 108,314
Total California 4,677,778
TEXAS - 7.4%
Prosper Independent School
District
General Obligation Unlimited
5.00% due 2/15/28 600,000 630,430
New Hope Cultural Education
Facilities Finance Corp.
Revenue Bonds
5.50% due 8/15/49 500,000 542,966
State of Texas
General Obligation Unlimited
5.00% due 8/1/27 500,000 519,730
County of Fort Bend Texas Toll
Road
Revenue Bonds
5.25% due 3/1/55 250,000 264,531
Harris County-Houston Sports
Authority
Revenue Bonds
due 11/15/53
c
1,000,000 244,613
Arlington Higher Education
Finance Corp.
Revenue Bonds
5.00% due 12/1/46 200,000 197,381
Midland Independent School
District
General Obligation Unlimited
5.00% due 2/15/28 180,000 189,243
Central Texas Regional Mobility
Authority
Revenue Bonds
5.00% due 1/1/45 100,000 102,492
Hutto Independent School
District
General Obligation Unlimited
5.00% due 8/1/49 100,000 101,433
Texas Municipal Gas Acquisition
and Supply Corp. I
Revenue Bonds
6.25% due 12/15/26 35,000 36,103
Total Texas 2,828,922
PENNSYLVANIA - 5.6%
Pennsylvania Housing Finance
Agency
Revenue Bonds
4.95% due 10/1/38 740,000 789,782
Revenue Bonds
5.20% due 4/1/53 200,000 203,814
School District of Philadelphia
General Obligation Limited
5.25% due 9/1/43 575,000 621,734

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
December 31, 2025
| 175
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
PENNSYLVANIA - 5.6% (continued)
Philadelphia Authority for
Industrial Development
Revenue Bonds
5.50% due 7/1/53 $ 500,000 $ 536,364
Total Pennsylvania 2,151,694
NEW YORK - 5.5%
New York State Dormitory
Authority
Revenue Bonds
5.25% due 7/1/55 500,000 534,012
Revenue Bonds
5.00% due 7/1/51 300,000 309,920
Westchester County Local
Development Corp.
Revenue Bonds
5.75% due 11/1/53 750,000 807,667
New York Power Authority
Revenue Bonds
5.25% due 11/15/41 250,000 283,274
New York City Housing
Development Corp.
Revenue Bonds
4.80% due 2/1/53 200,000 199,141
Total New York 2,134,014
TENNESSEE - 4.6%
Metropolitan Government
Nashville & Davidson County
Health & Educational Facilities
Board
Revenue Bonds
2.25% due 7/1/45 1,493,606 1,035,468
Revenue Bonds
2.48% due 12/1/37 200,000 169,383
Tennessee Housing
Development Agency
Revenue Bonds
5.10% due 7/1/45 285,000 294,034
Metropolitan Government of
Nashville & Davidson County
Tennessee Water & Sewer
Revenue Bonds
5.25% due 7/1/55 250,000 266,631
Total Tennessee 1,765,516
WASHINGTON - 4.5%
Snohomish County Public Utility
District No. 1 Electric System
Revenue Bonds
5.25% due 12/1/55 1,000,000 1,072,716
University of Washington
Revenue Bonds
5.00% due 4/1/28 250,000 263,557
Central Puget Sound Regional
Transit Authority
Revenue Bonds
5.00% due 11/1/41 200,000 201,929
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
WASHINGTON - 4.5% (continued)
Washington State Convention
Center Public Facilities District
Revenue Bonds
4.00% due 7/1/48 $ 210,000 $ 181,401
Total Washington 1,719,603
GEORGIA - 4.3%
State of Georgia
General Obligation Unlimited
5.00% due 1/1/31 1,000,000 1,123,482
Columbia County Hospital
Authority
Revenue Bonds
5.00% due 4/1/48 500,000 514,955
Total Georgia 1,638,437
MICHIGAN - 4.2%
Michigan Technological
University
Revenue Bonds
5.25% due 10/1/53 1,000,000 1,044,919
Ypsilanti School District
General Obligation Unlimited
5.00% due 5/1/28 350,000 352,337
Michigan State Housing
Development Authority
Revenue Bonds
3.35% due 12/1/34 200,000 199,565
Total Michigan 1,596,821
OREGON - 4.0%
Clackamas & Washington
Counties School District No. 3
General Obligation Unlimited
due 6/15/48
c
2,000,000 657,282
General Obligation Unlimited
due 6/15/50
c
400,000 117,436
General Obligation Unlimited
due 6/15/49
c
350,000 108,832
Salem-Keizer School District
No. 24J
General Obligation Unlimited
due 6/15/40
c
1,250,000 664,768
Total Oregon 1,548,318
MASSACHUSETTS - 3.4%
Massachusetts Development
Finance Agency
Revenue Bonds
5.50% due 8/15/50 500,000 517,397
Revenue Bonds
5.00% due 7/1/50 500,000 515,388
Revenue Bonds
5.00% due 10/1/34 150,000 162,600
Revenue Bonds
5.00% due 6/1/35 90,000 103,072
Total Massachusetts 1,298,457

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
December 31, 2025
176 |
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
NEBRASKA - 3.3%
Nebraska Investment Finance
Authority
Revenue Bonds
4.95% due 9/1/38 $ 1,000,000 $ 1,061,130
Central Plains Energy Project
Revenue Bonds
5.00% due 9/1/29 200,000 211,945
Total Nebraska 1,273,075
MAINE - 2.7%
Maine Health & Higher
Educational Facilities Authority
Revenue Bonds
5.25% due 7/1/48 1,000,000 1,050,785
MISSOURI - 2.6%
Missouri Housing Development
Commission
Revenue Bonds
5.15% due 11/1/55 500,000 506,670
Revenue Bonds
5.00% due 11/1/50 500,000 505,369
Total Missouri 1,012,039
OHIO - 2.5%
Ohio Housing Finance Agency
Revenue Bonds
5.25% due 9/1/55 500,000 512,758
State of Ohio
Revenue Bonds
5.00% due 10/1/27 250,000 260,831
American Municipal Power, Inc.
Revenue Bonds
5.00% due 2/15/41 200,000 200,577
Total Ohio 974,166
SOUTH CAROLINA - 2.4%
South Carolina Public Service
Authority
Revenue Bonds
5.00% due 12/1/55 500,000 518,674
Charleston County Airport
District
Revenue Bonds
5.00% due 7/1/43 200,000 206,954
South Carolina State Housing
Finance & Development
Authority
Revenue Bonds
4.70% due 1/1/55 195,000 195,144
Total South Carolina 920,772
NORTH CAROLINA - 2.2%
Inlivian
Revenue Bonds
2.02% due 4/1/42 971,607 661,553
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
NORTH CAROLINA - 2.2% (continued)
North Carolina Medical Care
Commission
Revenue Bonds
5.13% due 10/1/56 $ 190,000 $ 189,325
Total North Carolina 850,878
MARYLAND - 2.0%
Maryland Economic
Development Corp.
Revenue Bonds
5.00% due 7/1/45 500,000 520,142
Maryland Department of
Housing & Community
Development
Revenue Bonds
5.10% due 3/1/52 250,000 255,269
Total Maryland 775,411
NEW MEXICO - 2.0%
New Mexico Mortgage Finance
Authority
Revenue Bonds
5.20% due 9/1/55 500,000 509,957
Revenue Bonds
4.95% due 9/1/38 245,000 261,310
Total New Mexico 771,267
ARIZONA - 1.9%
Arizona Industrial Development
Authority
Revenue Bonds
5.25% due 11/1/48 500,000 511,475
Salt Verde Financial Corp.
Revenue Bonds
5.00% due 12/1/32 200,000 217,747
Total Arizona 729,222
COLORADO - 1.7%
City & County of Denver
Colorado Airport System
Revenue Bonds
5.00% due 12/1/28 200,000 211,479
Canyons Metropolitan District
No. 5
General Obligation Limited
4.13% due 12/1/54 200,000 177,293
City & County of Denver
Colorado Pledged Excise Tax
Revenue Bonds
due 8/1/30
c
200,000 168,190
Colorado School of Mines
Revenue Bonds
5.00% due 12/1/47 100,000 100,962
Total Colorado 657,924
OKLAHOMA - 1.5%
Oklahoma Development Finance
Authority
Revenue Bonds
5.00% due 8/15/28 350,000 361,888

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
December 31, 2025
| 177
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
OKLAHOMA - 1.5% (continued)
Oklahoma City Airport Trust
Revenue Bonds
5.00% due 7/1/30 $ 200,000 $ 209,218
Total Oklahoma 571,106
LOUISIANA - 1.4%
Louisiana Public Facilities
Authority
Revenue Bonds
5.25% due 7/1/65 500,000 517,122
Revenue Bonds
5.00% due 5/15/47
f
5,000 4,994
Total Louisiana 522,116
FLORIDA - 1.4%
Mid-Bay Bridge Authority
Revenue Bonds
5.00% due 10/1/40 250,000 272,972
Florida Housing Finance Corp.
Revenue Bonds
5.13% due 1/1/56 250,000 252,437
Total Florida 525,409
WEST VIRGINIA - 1.3%
West Virginia Hospital Finance
Authority
Revenue Bonds
5.00% due 6/1/42 300,000 301,693
Revenue Bonds
5.50% due 6/1/50 200,000 212,875
Total West Virginia 514,568
RHODE ISLAND - 1.3%
Rhode Island Health and
Educational Building Corp.
Revenue Bonds
5.25% due 5/15/54 500,000 512,914
ALABAMA - 1.3%
Alabama Housing Finance
Authority
Revenue Bonds
5.13% due 10/1/50 500,000 513,195
IDAHO - 1.3%
Idaho Housing & Finance
Association
Revenue Bonds
5.15% due 7/1/45 500,000 520,121
ILLINOIS - 1.1%
Illinois Finance Authority
Revenue Bonds
5.00% due 8/15/26 400,000 404,933
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
KENTUCKY - 1.0%
City of Somerset
General Obligation Unlimited
5.00% due 6/1/28 $ 350,000 $ 368,771
ARKANSAS - 0.9%
County of Baxter
Revenue Bonds
5.00% due 9/1/26 330,000 331,544
PUERTO RICO - 0.9%
Puerto Rico Sales Tax Financing
Corp. Sales Tax
Revenue Bonds
5.00% due 7/1/58 350,000 336,964
ALASKA - 0.7%
University of Alaska
Revenue Bonds
5.00% due 10/1/40 260,000 261,917
UTAH - 0.7%
Downtown Revitalization Public
Infrastructure District
Revenue Bonds
5.50% due 6/1/55 250,000 265,017
VERMONT - 0.5%
Vermont Educational & Health
Buildings Financing Agency
Revenue Bonds
5.00% due 12/1/46 200,000 200,329
CONNECTICUT - 0.5%
New Haven Housing Authority
Revenue Bonds
2.26% due 5/1/38 237,155 194,643
VIRGINIA - 0.4%
Loudoun County Economic
Development Authority
Revenue Bonds
due 7/1/49
c
500,000 156,560
IOWA - 0.3%
PEFA, Inc.
Revenue Bonds
5.00% due 9/1/49
g
100,000 100,897

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
December 31, 2025
178 |
See Sector Classification in Other Information section.
a
A
FACE
AMOUNT VALUE
MUNICIPAL BONDS - 96.1% (continued)
KANSAS - 0.3%
University of Kansas Hospital
Authority
Revenue Bonds
5.00% due 9/1/48 $ 100,000 $ 100,894
WISCONSIN - 0.3%
Public Finance Authority
Revenue Bonds
4.50% due 7/15/49
e
150,000 132,056
Total Municipal Bonds
(Cost $38,179,486) 36,909,053
Total Investments - 98.3%
(Cost $39,041,278)
$ 37,770,845
Other Assets & Liabilities, net - 1.7% 659,282
Total Net Assets - 100% $ 38,430,127
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of December 31, 2025.
c
Zero coupon rate security.
d
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. The coupon rate will increase to 5.20% at 10/01/2037.
e
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $394,212 (cost $411,848), or 1.0% of total net assets.
f
Value determined based on Level 3 inputs — See Note 3 .
g
The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.52% Annually 09/18/35 $ 1,200,000 $ 27,248 $ 2,594 $ 24,654
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 4.16% Annually 07/25/50 2,100,000 11,178 (6,620) 17,798
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.01% Annually 06/23/55 800,000 23,105 5,681 17,424
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 3.81% Annually 09/11/40 450,000 11,724 304 11,420
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 3.99% Annually 08/26/40 600,000 3,978 303 3,675

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
MUNICIPAL INCOME FUND
December 31, 2025
| 179
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.26% Annually 09/08/28 $ 2,000,000 $ (6,585) $ (3,643) $ (2,942)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.41% Annually 08/26/30 3,125,000 (13,235) 10,083 (23,318)
$ 57,413 $ 8,702 $ 48,711
a
Includes cumulative appreciation (depreciation).
BofA — Bank of America
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
Note 3 in the Notes to Financial Statements):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 861,792 $ — $ — $ 861,792
Municipal Bonds — 36,904,059 4,994 36,909,053
Interest Rate Swap Agreements
a
— 74,971 — 74,971
Total Assets $ 861,792 $ 36,979,030 $ 4,994 $ 37,845,816
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 26,260 $ — $ 26,260
a
Reported as unrealized appreciation/depreciation at period end.

180 |
SCHEDULE OF INVESTMENTS (Unaudited)
TOTAL RETURN BOND FUND
December 31, 2025
a
A
A SHARES VALUE
COMMON STOCKS - 0.1%
TRANSPORT-AIRCRAFT - 0.1%
FTAI Aircraft Leasing Offshore
SPV, LP *
, a,b
28,875,000 $ 31,343,408
FINANCIAL - 0.0%
Pershing Square Tontine
Holdings, Ltd. — Class A*
, a,c
9,315,080 931
CONSUMER, NON-CYCLICAL - 0.0%
WW International, Inc. *
36,869 1,077,128
COMMUNICATIONS - 0.0%
LuxCo 3 SARL *
90,960 1,601,810
Xplore , Inc. *
80,273 121,837
Total Communications 1,723,647
INDUSTRIAL - 0.0%
API Heat Transfer
Intermediate *
,a
31 40,408
YAK BLOCKER 2 LLC
a
44,094 37,735
YAK BLOCKER 2 LLC
a
40,754 34,877
BP Holdco LLC *
, a,b
532 435
Vector Phoenix Holdings,
LP *
,a
532 —
Total Industrial 113,455
Total Common Stocks
(Cost $32,164,445) 34,258,569
PREFERRED STOCKS - 2.5%
FINANCIAL - 2.2%
Citigroup, Inc.
6.88% 41,425,000 43,044,930
6.75% 35,721,000 36,361,442
3.88% 31,175,000 31,066,277
6.63% 11,890,000 12,083,472
Goldman Sachs Group, Inc.
7.50% 32,500,000 34,403,070
6.85% 29,050,000 30,209,512
3.80% 25,830,000 25,594,339
6.13% 9,350,000 9,480,451
3.65% 2,450,000 2,414,795
Wells Fargo & Co.
3.90% 66,688,000 66,480,536
6.85% 12,840,000 13,417,980
7.63% 4,100,000 4,373,093
Bank of New York Mellon Corp.
3.75% 65,200,000 64,232,069
5.95% 8,680,000 8,812,596
Bank of America Corp.
4.38% 27,700,000 27,400,012
6.63% 20,560,000 21,422,512
6.25% 20,125,000 20,441,083
a
A
A SHARES VALUE
PREFERRED STOCKS - 2.5% (continued)
FINANCIAL - 2.2% (continued)
Charles Schwab Corp.
4.00% 73,673,000 $ 68,780,022
JPMorgan Chase & Co.
3.65% 37,412,000 37,201,180
6.50% 20,220,000 21,010,828
State Street Corp.
6.45% 18,790,000 19,466,985
6.70% 2,645,000 2,759,600
American National Group, Inc.
7.38% 590,500 14,768,405
CNO Financial Group, Inc.
5.13% due 11/25/60 710,775 13,504,725
Jackson Financial, Inc.
8.00% 472,000 12,305,040
Kuvare US Holdings, Inc.
7.00% due 2/17/51
d
10,715,000 10,688,212
Selective Insurance Group, Inc.
4.60% 541,225 9,049,282
Corebridge Financial, Inc.
6.88% 5,108,000 5,249,366
Depository Trust & Clearing
Corp.
3.38%
d
4,750,000 4,686,193
First Republic Bank
4.25%* 2,368,525 474
4.50%* 276,775 55
Total Financial 670,708,536
COMMUNICATIONS - 0.2%
AT&T Mobility II LLC
6.80%
a
47,000 48,226,039
ENERGY - 0.1%
Venture Global LNG, Inc.
9.00%
d
21,555,000 17,022,645
GOVERNMENT - 0.0%
CoBank ACB
7.13% 8,250,000 8,549,426
4.25% 3,300,000 3,230,177
Total Government 11,779,603
UTILITIES - 0.0%
NextEra Energy Capital
Holdings, Inc.
6.50% due 6/1/85 353,400 8,948,088
Total Preferred Stocks
(Cost $828,376,866) 756,684,911

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 181
a
A
A SHARES VALUE
RIGHTS - 0.0%
COMMUNICATIONS - 0.0%
Xplore , Inc.*
,a
6,119 $ 1
Total Rights
(Cost $—) 1
MUTUAL FUNDS - 0.9%
Guggenheim Limited Duration
Fund— Class R6
b
5,657,484 139,909,585
Guggenheim Strategy Fund
III
b
2,277,710 56,737,766
Guggenheim Ultra Short
Duration Fund— Institutional
Shares
b
3,195,730 32,212,955
Guggenheim Strategy Fund
II
b
1,187,061 29,450,981
Total Mutual Funds
(Cost $252,312,659) 258,311,287
MONEY MARKET FUNDS
e
- 3.0%
Dreyfus Treasury Securities
Cash Management Fund—
Institutional Shares, 3.64%
f
628,238,022 628,238,022
Dreyfus Treasury Obligations
Cash Management Fund—
Institutional Shares, 3.65%
f
289,590,827 289,590,827
Federated Hermes U.S.
Treasury Cash Reserves
Fund— Institutional Shares,
3.58%
f
5,755,824 5,755,824
Total Money Market Funds
(Cost $923,584,673) 923,584,673
WARRANTS - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 101,490 507
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
, a,c
2,846,274 285
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
, a,c
1,035,008 104
Total Warrants
(Cost $233,835) 896
A
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1%
GOVERNMENT AGENCY - 29.2%
Uniform MBS 30 Year
3.00% due 2/1/56
g
1,863,050,000 1,646,397,667
2.50% due 2/1/56
g
991,130,000 837,659,714
5.00% due 2/1/56
g
712,797,000 710,151,853
5.50% due 2/1/56
g
518,360,000 525,122,053
4.50% due 2/1/41
g
284,336,787 284,314,572
4.50% due 1/1/41
g
257,323,213 257,413,678
2.00% due 2/1/56
g
192,250,000 155,353,757
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
GOVERNMENT AGENCY - 29.2% (continued)
6.00% due 2/1/56
g
123,255,000 $ 126,486,704
Fannie Mae
5.50% due 4/1/55 212,466,451 216,788,164
5.00% due 5/1/53 197,582,059 197,665,184
6.00% due 10/1/55 184,747,837 189,945,370
6.00% due 9/1/54 170,204,793 176,770,965
3.00% due 5/1/52 198,934,810 176,314,709
5.50% due 9/1/54 151,572,641 154,866,486
5.50% due 2/1/55 132,368,772 135,550,441
5.50% due 11/1/55 106,025,559 107,531,767
5.00% due 4/1/53 100,409,679 100,543,542
5.00% due 1/25/53 87,533,123 87,916,314
5.00% due 8/1/53 69,603,213 69,703,188
5.00% due 10/25/51 68,931,686 69,231,367
5.00% due 11/25/53 57,403,570 57,503,136
6.00% due 11/1/55 38,671,373 39,759,320
5.00% due 2/25/54 33,886,887 33,986,589
5.50% due 3/1/55 26,762,095 27,364,909
5.00% due 6/1/53 24,676,463 24,678,161
5.50% due 5/1/55 22,997,936 23,367,028
5.00% due 5/25/52 14,766,605 14,779,645
due 12/25/43
h
8,024,608 6,100,106
3.05% due 3/1/50 5,608,149 4,356,436
2.51% due 10/1/46 5,169,724 4,121,329
4.24% due 8/1/48 3,282,876 2,906,879
3.42% due 10/1/47 2,537,225 2,194,622
3.00% due 1/1/52 2,434,273 2,173,743
3.26% due 11/1/46 2,169,179 1,853,329
2.69% due 2/1/52 2,342,671 1,771,775
5.00% due 3/1/55 1,755,801 1,751,487
2.49% due 9/1/51 2,372,969 1,726,297
2.62% due 12/1/51 2,183,754 1,629,743
2.93% due 3/1/52 1,956,001 1,536,454
3.46% due 8/1/49 1,555,967 1,330,839
2.51% due 7/1/50 1,669,654 1,263,261
2.43% due 12/1/51 1,900,000 1,202,890
3.74% due 2/1/48 1,158,495 1,027,109
4.05% due 9/1/48 1,075,594 979,423
2.32% due 7/1/50 1,278,602 942,788
3.96% due 6/1/49 893,156 795,630
3.60% due 10/1/47 851,096 743,447
2.65% due 12/1/51 940,258 703,973
2.34% due 3/1/51 819,756 604,482
3.91% due 7/1/49 627,294 551,595
3.18% due 9/1/42 592,305 508,309
2.56% due 5/1/39 571,691 454,415

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
182 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
GOVERNMENT AGENCY - 29.2% (continued)
2.51% due 2/1/48 539,916 $ 419,624
3.00% due 7/1/46 379,206 342,341
3.51% due 11/1/47 342,975 299,916
4.33% due 9/1/48 308,942 290,617
4.22% due 4/1/49 307,704 273,184
3.50% due 10/1/45 283,456 269,367
3.77% due 8/1/45 281,535 243,409
4.23% due 7/1/39 261,234 242,950
2.00% due 2/25/52 389,308 238,836
5.00% due 12/1/44 192,005 195,201
3.50% due 11/1/47 200,847 188,787
4.50% due 4/1/48 189,107 187,122
3.00% due 3/1/52 197,600 176,942
2.50% due 1/25/52 265,213 170,101
3.95% due 6/1/49 181,606 162,115
3.50% due 12/1/45 163,519 155,261
3.50% due 8/1/43 162,740 155,099
3.18% due 8/1/42 169,800 145,720
2.06% due 9/1/36 140,000 109,629
4.00% due 10/1/45 105,588 102,230
2.34% due 9/1/39 120,252 93,730
5.00% due 5/1/44 85,778 87,208
2.50% due 11/25/50 144,343 85,297
5.00% due 4/1/44 58,892 59,320
2.00% due 10/25/51 104,509 56,733
2.28% due 1/1/51 64,943 47,832
3.50% due 6/1/46 10,970 10,374
Freddie Mac
6.00% due 8/1/54 217,606,826 226,396,070
3.00% due 5/1/52 202,868,566 180,064,366
5.50% due 9/1/53 165,701,223 170,446,498
5.50% due 11/1/55 166,546,485 168,912,434
5.50% due 4/1/55 99,378,011 100,971,582
5.00% due 4/1/53 96,896,735 97,045,907
5.50% due 9/1/54 92,674,791 94,902,254
6.00% due 9/1/54 88,441,560 91,921,152
5.00% due 3/1/53 59,855,719 59,874,161
5.00% due 10/25/51 51,854,850 51,980,878
6.00% due 10/1/55 42,148,974 43,301,733
5.50% due 5/1/55 39,630,471 40,266,494
5.50% due 6/1/53 38,898,740 39,808,576
5.00% due 11/25/51 34,629,570 34,739,183
5.50% due 7/25/53 22,009,431 22,315,996
5.00% due 2/25/52 19,361,631 19,385,806
5.25% due 4/25/53 15,068,601 15,256,925
5.50% due 2/1/53 10,735,593 10,999,948
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
GOVERNMENT AGENCY - 29.2% (continued)
5.00% due 8/1/53 7,614,324 $ 7,650,935
3.50% due 3/1/53 1,854,843 1,719,007
2.50% due 3/25/52 2,310,978 1,447,507
1.96% due 5/1/50 1,463,362 1,023,211
5.00% due 9/1/52 820,003 832,349
3.00% due 8/1/46 406,659 369,825
4.50% due 6/1/48 164,910 164,002
3.50% due 12/1/45 152,001 144,241
2.00% due 10/25/51 261,273 142,878
4.00% due 11/1/45 133,678 129,497
4.00% due 8/1/45 120,984 117,250
4.00% due 9/1/45 112,955 109,457
2.00% due 9/25/51 173,382 89,268
2.50% due 2/25/52 143,358 85,828
4.00% due 5/25/52
a
81,000 65,544
Ginnie Mae
5.00% due 2/20/56
g
545,158,901 543,231,519
5.50% due 2/20/56
g
269,350,000 271,751,293
Government National Mortgage
Association
5.25% due 3/20/52 53,050,161 53,703,707
5.00% due 1/20/55 28,986,226 28,972,555
6.00% due 6/20/47 4,355,895 4,362,935
Fannie Mae-Aces
1.49%, (WAC) due 3/25/35
◊,i
196,353,291 15,297,374
Freddie Mac Seasoned Credit
2.00% due 11/25/59 9,405,932 7,542,128
2.00% due 5/25/60 7,656,557 6,135,433
FARM Mortgage Trust
2021-1, A 2.18%, (WAC) due
1/25/51
◊,d
9,024,715 7,465,460
Total Government Agency 8,916,348,755
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
OBX Trust
2025-NQM13, A3 5.82% due
5/25/65
d,j
21,069,334 21,210,759
2025-NQM10, A1 5.45% due
5/25/65
d,j
13,346,728 13,455,151
2024-NQM5, A3 6.39% due
1/25/64
d,j
12,652,283 12,752,182
2024-NQM6, A3 6.85% due
2/25/64
d,j
11,406,567 11,554,503
2024-NQM5, A1 5.99% due
1/25/64
d,j
10,239,653 10,327,252
2024-NQM4, A1 6.07% due
1/25/64
d,j
9,430,666 9,511,180
2025-NQM2, A3 5.95% due
11/25/64
d,j
9,262,323 9,332,128
2025-NQM1, A3 5.85% due
12/25/64
d,j
9,204,503 9,263,806
2025-NQM13, A2 5.61% due
5/25/65
d,j
8,930,582 8,983,658

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 183
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2024-NQM6, A1 6.45% due
2/25/64
d,j
8,713,363 $ 8,828,930
2024-NQM9, A3 6.44% due
1/25/64
d,j
8,452,732 8,538,910
2024-NQM7, A1 6.24% due
3/25/64
d,j
8,413,092 8,507,719
2025-NQM3, A2 5.85% due
12/1/64
d,j
7,015,268 7,073,108
2024-NQM8, A3 6.59% due
5/25/64
d,j
6,857,385 6,927,448
2024-NQM6, A2 6.70% due
2/25/64
d,j
6,811,173 6,899,310
2024-NQM16, A3 5.89% due
10/25/64
d,j
6,594,724 6,662,064
2024-NQM5, A2 6.29% due
1/25/64
d,j
6,312,115 6,364,643
2025-NQM16, A3 5.21% due
8/25/65
d,j
6,282,712 6,274,703
2024-NQM17, A3 6.02% due
11/25/64
d,j
6,166,628 6,213,678
2024-NQM7, A3 6.60% due
3/25/64
d,j
6,089,216 6,152,484
2024-NQM8, A1 6.23% due
5/25/64
d,j
6,020,628 6,091,280
2024-NQM11, A3 6.23% due
6/25/64
d,j
6,031,877 6,084,914
2025-NQM3, A3 5.95% due
12/1/64
d,j
5,777,280 5,822,213
2024-NQM18, A3 5.87% due
10/25/64
d,j
5,693,761 5,726,897
2025-NQM2, A2 5.75% due
11/25/64
d,j
5,631,282 5,669,369
2025-NQM10, A3 5.71% due
5/25/65
d,j
5,553,961 5,583,422
2024-NQM15, A3 5.72% due
10/25/64
d,j
5,442,226 5,465,431
2024-NQM10, A2 6.33% due
5/25/64
d,j
5,377,954 5,433,007
2024-NQM8, A2 6.44% due
5/25/64
d,j
5,125,286 5,176,912
2024-NQM4, A3 6.32% due
1/25/64
d,j
5,138,901 5,173,391
2024-NQM11, A2 6.13% due
6/25/64
d,j
4,622,253 4,664,639
2024-NQM7, A2 6.45% due
3/25/64
d,j
4,235,976 4,279,854
2024-NQM3, A1 6.13% due
12/25/63
d,j
4,173,755 4,214,515
2023-NQM2, A1 6.32% due
1/25/62
d,j
4,144,365 4,137,100
2024-NQM11, A1 5.88% due
6/25/64
d,j
3,933,504 3,971,141
2024-NQM13, A2 5.37% due
6/25/64
d,j
3,869,347 3,874,249
2024-NQM3, A2 6.33% due
12/25/63
d,j
3,459,071 3,492,563
2023-NQM9, A3 7.66% due
10/25/63
d,j
3,420,846 3,463,564
2025-NQM16, A2 5.06% due
8/25/65
d,j
3,350,524 3,342,939
2024-NQM16, A2 5.73% due
10/25/64
d,j
3,302,886 3,334,626
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2025-NQM1, A2 5.70% due
12/25/64
d,j
3,194,257 $ 3,214,556
2024-NQM17, A2 5.86% due
11/25/64
d,j
2,707,300 2,737,455
2024-NQM2, A3 6.18% due
12/25/63
d,j
2,425,744 2,439,375
2023-NQM2, A2 6.72% due
1/25/62
d,j
2,410,947 2,406,369
2024-NQM9, A2 6.28% due
1/25/64
d,j
2,366,791 2,390,578
2024-NQM4, A2 6.22% due
1/25/64
d,j
2,371,800 2,388,261
2024-NQM12, A3 5.83% due
7/25/64
d,j
2,085,963 2,105,269
2024-NQM3, A3 6.43% due
12/25/63
d,j
1,086,320 1,096,313
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,d
209,366,961 220,732,028
PRPM LLC
2025-7, A1 5.50% due 8/25/30
d
66,605,045 66,769,966
2025-8, A1 5.39% due
10/25/30
d,j
54,183,642 54,263,178
2025-6, A1 5.77% due 8/25/28
d
35,777,515 35,835,121
2024-RPL2, A1 3.50% due
5/25/54
d,j
20,262,738 19,795,429
2025-5, A1 5.73% due 7/25/30
d,j
17,480,655 17,494,704
2024-6, A1 5.70% due
11/25/29
d,j
12,508,770 12,513,731
2025-RCF3, A1 5.25% due
7/25/55
d,j
8,518,569 8,592,139
2023-RCF1, A1 4.00% due
6/25/53
d,j
2,941,181 2,918,397
FIGRE Trust
2024-HE2, A 6.38%, (WAC) due
5/25/54
◊,d
29,830,160 30,613,530
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,d
26,649,549 26,991,873
2025-PF2, A 5.02%, (WAC) due
10/25/55
◊,d
25,736,444 25,686,403
2024-HE6, A 5.72%, (WAC) due
12/25/54
◊,d
25,040,353 25,255,159
2025-HE1, A 5.83%, (WAC) due
1/25/55
◊,d
17,508,688 17,791,034
2024-HE4, A 5.06%, (WAC) due
9/25/54
◊,d
15,760,282 15,852,848
2025-HE8, A 5.21%, (WAC) due
11/25/55
◊,d
13,477,607 13,475,379
2024-HE1, A 6.17%, (WAC) due
3/25/54
◊,d
11,467,963 11,715,531
2024-HE3, A 5.94%, (WAC) due
7/25/54
◊,d
9,016,592 9,177,145
2025-PF1, A 5.76%, (WAC) due
6/25/55
◊,d
8,454,781 8,578,452
2024-HE5, B 5.59%, (WAC) due
10/25/54
◊,d
6,745,962 6,832,869
2025-HE1, B 5.93%, (WAC) due
1/25/55
◊,d
5,795,979 5,878,500
2025-HE8, B 5.36%, (WAC) due
11/25/55
◊,d
5,347,094 5,346,116

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
184 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2024-HE3, B 6.13%, (WAC) due
7/25/54
◊,d
3,745,354 $ 3,811,794
2024-HE6, B 5.87%, (WAC) due
12/25/54
◊,d
2,726,616 2,752,312
2025-HE6, C 5.25%, (WAC)
due 9/25/55
◊,d
2,536,714 2,526,598
2024-HE3, C 6.23%, (WAC)
due 7/25/54
◊,d
1,942,035 1,976,406
GCAT Trust
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,d
28,993,748 29,566,633
2022-NQM3, A1 4.35%, (WAC)
due 4/25/67
◊,d
29,514,374 29,058,647
2025-NQM2, A3 6.01% due
4/25/70
d,j
18,216,083 18,450,181
2022-NQM5, A1 5.71% due
8/25/67
d,j
18,019,272 17,962,394
2025-NQM4, A3 5.88% due
6/25/70
d,j
15,660,877 15,825,126
2025-NQM4, A1B 5.53% due
6/25/70
d,j
15,266,907 15,379,613
2025-NQM3, A1 5.55% due
5/25/70
d,j
12,169,663 12,278,110
2023-NQM3, A1 6.89% due
8/25/68
d,j
11,836,406 11,954,170
2025-NQM3, A2 5.75% due
5/25/70
d,j
10,787,730 10,897,819
2025-NQM4, A2 5.73% due
6/25/70
d,j
7,813,272 7,895,509
2024-NQM2, A2 6.44% due
6/25/59
d,j
7,767,849 7,863,870
2023-NQM3, A3 7.34% due
8/25/68
d,j
3,010,483 3,041,020
2024-NQM2, A1 6.09% due
6/25/59
d,j
2,262,981 2,286,471
2023-NQM2, A2 6.24% due
11/25/67
d,j
2,002,093 1,995,152
2024-NQM2, A3 6.54% due
6/25/59
d,j
1,719,901 1,740,225
JP Morgan Mortgage Trust
2021-12, A6 2.50%, (WAC) due
2/25/52
◊,d
76,953,468 72,668,491
2021-13, A6 2.50%, (WAC) due
4/25/52
◊,d
33,696,890 31,748,280
2025-1, A4 6.00%, (WAC) due
6/25/55
◊,d
12,738,474 12,920,315
2024-NQM1, A2 5.85% due
2/25/64
d,j
5,862,618 5,919,238
2024-NQM1, A3 5.95% due
2/25/64
d,j
5,578,369 5,627,896
2024-NQM1, A1 5.59% due
2/25/64
d,j
4,796,643 4,834,951
Verus Securitization Trust
2025-2, A2 5.51% due 3/25/70
d,j
15,351,774 15,414,824
2024-9, A2 5.69% due
11/25/69
d,j
13,391,854 13,472,008
2024-9, A3 5.89% due
11/25/69
d,j
12,642,747 12,727,739
2025-7, A2 5.38%, (WAC) due
8/25/70
◊,d
11,587,662 11,643,000
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2023-7, A3 7.42% due
10/25/68
d,j
11,052,221 $ 11,170,347
2025-1, A3 5.98% due 1/25/70
d,j
10,743,697 10,832,752
2024-5, A3 6.65% due 6/25/69
d,j
9,951,666 10,070,974
2025-7, A3 5.54%, (WAC) due
8/25/70
◊,d
9,221,847 9,265,694
2025-1, A2 5.77% due 1/25/70
d,j
8,734,875 8,797,131
2025-9, A2 5.19% due
10/27/70
d,j
6,210,937 6,227,380
2025-5, A2 5.58% due 6/25/70
d,j
4,785,413 4,811,763
2025-5, A3 5.68% due 6/25/70
d,j
4,626,655 4,648,448
2025-2, A1 5.31% due 3/25/70
d,j
4,288,201 4,314,299
2025-5, A1 5.43% due 6/25/70
d,j
2,404,035 2,423,250
2024-1, A3 6.12% due 1/25/69
d,j
2,123,855 2,133,248
2023-2, A3 6.85% due 3/25/68
d,j
2,115,499 2,113,993
2024-5, A2 6.45% due 6/25/69
d,j
1,681,025 1,700,791
BRAVO Residential Funding
Trust
2023-NQM2, A1 4.50% due
5/25/62
d,j
25,067,414 24,924,002
2025-NQM8, A3 5.59% due
6/25/65
d,j
15,449,877 15,517,498
2025-NQM7, A3 5.81% due
7/25/65
d,j
13,698,409 13,793,173
2025-CES2, A1 4.96% due
7/26/55
d,j
11,563,035 11,549,453
2025-NQM2, A3 5.93% due
11/25/64
d,j
9,171,319 9,236,530
2024-NQM3, A1 6.19% due
3/25/64
d,j
8,528,157 8,611,651
2025-NQM1, A2 5.81% due
12/25/64
d,j
7,943,447 8,000,160
2024-NQM1, A3 6.40% due
12/1/63
d,j
4,411,435 4,440,037
2023-NQM6, A3 7.06% due
9/25/63
d,j
4,197,156 4,223,108
2024-NQM3, A3 6.50% due
3/25/64
d,j
3,938,472 3,976,774
2025-NQM7, A2 5.66% due
7/25/65
d,j
3,484,504 3,507,064
2023-NQM5, A3 7.01% due
6/25/63
d,j
2,594,780 2,607,093
2024-NQM3, A2 6.39% due
3/25/64
d,j
1,444,501 1,458,620
2025-NQM8, A2 5.29% due
6/25/65
d,j
1,332,995 1,333,628
Cross Mortgage Trust
2024-H7, A1 5.59%, (WAC) due
11/25/69
◊,d
18,113,061 18,251,682
2025-H6, A1 5.18%, (WAC) due
7/25/70
◊,d
15,742,017 15,807,529
2025-H1, A2 5.89% due
2/25/70
d,j
15,372,526 15,537,765
2025-H6, A2 5.54% due
7/25/70
d,j
13,513,478 13,608,220
2025-H1, A3 5.99% due
2/25/70
d,j
11,262,841 11,369,068

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 185
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2024-H7, A2 5.82% due
11/25/69
d,j
8,505,264 $ 8,578,313
2025-H2, A1 5.36%, (WAC) due
3/25/70
◊,d
8,497,671 8,544,742
2024-H7, A3 5.97% due
11/25/69
d,j
5,394,542 5,438,543
2025-H2, A3 5.66% due
3/25/70
d,j
4,790,354 4,819,263
2024-H5, A3 6.16% due
8/26/69
d,j
4,203,702 4,246,286
CSMC Trust
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,d
50,120,743 49,927,182
2021-RPL7, A1 4.21%, (WAC)
due 7/27/61
◊,d
40,964,889 40,796,151
2021-RPL9, A1 3.87%, (WAC)
due 2/25/61
◊,d
14,020,838 13,967,893
Angel Oak Mortgage Trust
2024-4, A1 6.20% due 1/25/69
d,j
21,499,437 21,752,082
2023-1, A3 4.75% due 9/26/67
d,j
17,658,615 17,585,672
2023-2, A1 4.65% due
10/25/67
d,j
17,665,769 17,578,851
2024-2, A1 5.99% due 1/25/69
d,j
14,142,529 14,262,810
2024-2, A2 6.19% due 1/25/69
d,j
6,929,839 6,982,801
2024-4, A3 6.50% due 1/25/69
d,j
6,622,740 6,684,217
2024-3, A1 4.80% due
11/26/68
d,j
6,520,501 6,497,612
2024-2, A3 6.25% due 1/25/69
d,j
6,391,716 6,434,552
2024-12, A3 6.01% due
10/25/69
d,j
3,319,356 3,343,368
2024-4, A2 6.40% due 1/25/69
d,j
3,262,434 3,294,581
Vista Point Securitization Trust
2025-CES1, A1 5.81% due
4/25/55
d,j
35,611,711 35,869,643
2024-CES2, A1 5.25% due
10/25/54
d,j
31,518,629 31,507,415
2024-CES3, A1 5.68% due
1/25/55
d,j
27,323,451 27,460,910
2024-CES1, A1 6.68% due
5/25/54
d,j
6,558,521 6,638,245
Towd Point Mortgage Trust
2024-4, A1B 4.58%, (WAC) due
10/27/64
◊,d
31,202,601 31,159,077
2025-1, A1B 4.82%, (WAC) due
6/25/65
◊,d
29,243,015 29,297,547
2025-CES4, A1A 5.09% due
10/25/65
d,j
8,379,965 8,410,220
2025-FIX1, A2 5.16% due
9/25/65
d,j
7,500,000 7,485,038
2025-FIX1, A1 4.97% due
9/25/65
d,j
6,894,249 6,895,246
2025-CES4, A1B 5.29% due
10/25/65
d,j
5,465,278 5,487,413
2025-CES4, A2 5.46% due
10/25/65
d,j
5,111,000 5,130,012
2023-CES1, A1A 6.75%, (WAC)
due 7/25/63
◊,d
3,022,315 3,036,020
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
HOMES Trust
2025-AFC2, A1A 5.47% due
6/25/60
d,j
29,683,821 $ 29,917,151
2024-AFC2, A1 5.58%, (WAC)
due 10/25/59
◊,d
16,674,886 16,791,692
2025-NQM4, A1 5.22% due
8/25/70
d,j
16,564,197 16,622,693
2025-NQM1, A2 5.86% due
1/25/70
d,j
7,747,825 7,799,604
2025-AFC2, A1B 5.57% due
6/25/60
d,j
6,611,397 6,662,185
2024-AFC2, A3 5.98% due
10/25/59
d,j
4,449,215 4,480,505
2025-NQM1, A3 5.96% due
1/25/70
d,j
3,124,376 3,148,977
2025-AFC3, A2 5.14% due
8/25/60
d,j
2,840,533 2,831,230
2025-NQM4, A2 5.47% due
8/25/70
d,j
2,576,231 2,589,757
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,d
66,876,263 68,128,106
2025-INV7, A7 6.00%, (WAC)
due 6/25/56
◊,d
8,161,690 8,292,543
2025-INV7, A8 5.50%, (WAC)
due 6/25/56
◊,d
4,852,897 4,886,175
LHOME Mortgage Trust
2025-RTL3, A1 5.24% due
8/25/40
d,j
40,250,000 40,366,552
2024-RTL5, A1 5.32% due
9/25/39
d,j
38,700,000 38,772,721
Legacy Mortgage Asset Trust
2021-GS2, A1 5.75% due
4/25/61
d
28,511,120 28,520,880
2021-GS3, A1 5.75% due
7/25/61
d
27,719,604 27,721,273
2021-GS5, A1 6.25% due
7/25/67
d
17,757,858 17,772,121
2021-GS4, A1 5.65% due
11/25/60
d
3,930,032 3,933,043
Morgan Stanley ABS Capital I,
Inc. Trust
2006-NC5, A2C 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 10/25/36
◊
23,112,806 12,067,163
2007-HE5, A2D 4.19% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 3/25/37
◊
24,621,310 10,453,556
2007-HE2, A2D 4.06% (1 Month
Term SOFR + 0.32%, Rate
Floor: 0.21%) due 1/25/37
◊
20,770,484 9,550,412
2006-HE6, A2D 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 9/25/36
◊
21,922,309 7,521,790
2006-HE5, A2C 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 8/25/36
◊
11,992,269 6,008,178
2007-HE3, A2B 3.96% (1 Month
Term SOFR + 0.22%, Rate
Floor: 0.11%) due 12/25/36
◊
9,763,861 4,893,350

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
186 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2007-HE2, A2C 3.98% (1 Month
Term SOFR + 0.24%, Rate
Floor: 0.13%) due 1/25/37
◊
9,152,270 $ 4,207,355
2006-HE4, A4 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 6/25/36
◊
7,319,946 3,660,930
2006-HE5, A2D 4.35% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 8/25/36
◊
7,185,678 3,597,750
2007-HE2, A2B 3.94% (1 Month
Term SOFR + 0.20%, Rate
Floor: 0.09%) due 1/25/37
◊
7,678,581 3,530,151
2006-HE4, A3 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 6/25/36
◊
4,681,974 2,328,942
2007-NC3, A2C 4.04% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 5/25/37
◊
2,820,276 2,196,552
2007-HE6, A1 3.91% (1 Month
Term SOFR + 0.23%, Rate
Floor: 0.12%) due 5/25/37
◊
1,988,996 1,821,902
2007-HE3, A1 3.98% (1 Month
Term SOFR + 0.24%, Rate
Floor: 0.13%) due 12/25/36
◊,d
1,782,422 1,110,020
2006-HE6, A2C 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 9/25/36
◊
2,778,884 953,938
RCKT Mortgage Trust
2024-CES4, A1A 6.15% due
6/25/44
d,j
21,716,662 21,974,734
2025-CES1, A1A 5.65% due
1/25/45
d,j
12,823,104 12,950,126
2025-CES7, A1A 5.38% due
7/25/55
d,j
11,497,737 11,608,738
2025-CES8, A1A 5.15%, (WAC)
due 8/25/55
◊,d
9,445,376 9,495,423
2025-CES8, A1B 5.25%, (WAC)
due 8/25/55
◊,d
6,139,494 6,171,643
2024-CES4, A1B 6.30% due
6/25/44
d,j
4,514,797 4,567,549
2023-CES1, A1A 6.52%, (WAC)
due 6/25/43
◊,d
2,414,577 2,422,230
2023-CES2, A1A 6.81%, (WAC)
due 9/25/43
◊,d
2,284,601 2,304,370
COLT Mortgage Loan Trust
2023-3, A1 7.18% due 9/25/68
d,j
24,472,202 24,742,312
2025-3, A2 5.56% due 3/25/70
d,j
9,691,198 9,726,650
2024-2, A1 6.13% due 4/25/69
d,j
7,554,189 7,626,084
2023-3, A3 7.58% due 9/25/68
d,j
5,508,742 5,565,134
2021-2, M1 2.38%, (WAC) due
8/25/66
◊,d
7,108,000 5,147,899
2025-3, A1 5.35% due 3/25/70
d,j
4,014,248 4,036,021
2023-4, A3 7.62% due
10/25/68
d,j
3,348,917 3,386,657
2024-2, A2 6.33% due 4/25/69
d,j
3,114,145 3,142,046
2024-2, A3 6.43% due 4/25/69
d,j
2,887,662 2,910,707
2024-1, A3 6.14% due 2/25/69
d,j
2,690,070 2,707,188
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
GS Mortgage-Backed Securities
Trust
2021-PJ10, A6 2.50%, (WAC)
due 3/25/52
◊,d
48,655,442 $ 45,456,901
2025-NQM3, A1 5.14% due
11/25/65
d,j
15,167,975 15,205,130
2025-NQM3, A2 5.34% due
11/25/65
d,j
3,016,600 3,028,869
Provident Funding Mortgage
Trust
2025-1, A3 5.50%, (WAC) due
2/25/55
◊,d
28,428,332 28,566,667
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,d
21,455,447 21,567,890
EFMT
2025-CES4, A1 5.43% due
6/25/60
d,j
39,186,663 39,510,929
2024-CES1, A1 5.52% due
1/26/60
d,j
10,474,437 10,549,899
Mill City Securities Ltd.
2024-RS1, A1 3.00% due
11/1/69
d,j
30,555,052 28,981,772
2024-RS2, A1 3.00% due
8/1/69
d,j
20,373,782 19,304,363
New Residential Mortgage Loan
Trust
2024-NQM2, A2 5.37% due
9/25/64
d
18,474,767 18,543,820
2024-NQM2, A3 5.42% due
9/25/64
d
13,335,865 13,393,782
2025-NQM3, A2 5.73% due
5/25/65
d
7,786,954 7,840,944
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,d
7,480,058 7,561,622
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
d
46,343,612 46,343,612
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, A1A 5.70% (30
Day Average SOFR + 1.75%,
Rate Floor: 0.00%) due
6/25/55
◊,d
16,554,617 16,580,962
2023-FIG4, A 6.72%, (WAC)
due 11/25/53
◊,d
14,329,533 14,854,251
2025-LOC4, A1B 5.80% (30
Day Average SOFR + 1.85%)
due 6/25/55
◊,d
14,102,048 14,124,463
NYMT Loan Trust
2025-CP1, A1 3.75%, (WAC)
due 11/25/69
◊,d
45,665,881 44,082,238
JP Morgan Mortgage Acquisition
Trust
2006-WMC4, A1A 4.11% (1
Month Term SOFR + 0.37%,
Rate Floor: 0.26%) due
12/25/36
◊
54,312,324 34,626,480
2006-WMC4, A3 4.09% (1
Month Term SOFR + 0.35%,
Rate Floor: 0.24%) due
12/25/36
◊
11,538,946 6,045,918

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 187
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2006-WMC3, A5 4.33% (1
Month Term SOFR + 0.59%,
Rate Floor: 0.48%) due
8/25/36
◊
1,622,012 $ 1,238,920
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, A1 5.32% due
10/25/40
d,j
41,589,000 41,593,184
Sequoia Mortgage Trust
2025-1, A4 6.00%, (WAC) due
1/25/55
◊,d
13,182,517 13,328,508
2025-6, A11 5.50%, (WAC) due
7/25/55
◊,d
10,097,404 10,131,554
2024-5, A5 6.00%, (WAC) due
6/25/54
◊,d
8,132,450 8,167,795
2025-5, A5 5.50%, (WAC) due
6/25/55
◊,d
6,154,572 6,173,424
CIM TRUST
2025-R1, A1 5.00% due
2/25/99
d,j
37,220,755 37,102,300
Home Equity Loan Trust
2007-FRE1, 1AV1 4.04% (1
Month Term SOFR + 0.30%,
Rate Floor: 0.19%) due
4/25/37
◊
35,936,733 34,358,463
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM3, A3 5.86%, (WAC)
due 5/25/70
◊,d
9,259,965 9,323,133
2025-NQM3, A2 5.76% due
5/25/70
d,j
8,829,269 8,903,517
2024-NQM3, A2 5.35% due
7/25/69
d,j
6,570,364 6,592,699
2024-NQM3, A1 5.04%, (WAC)
due 7/25/69
◊,d
6,127,750 6,123,490
GSAMP Trust
2007-NC1, A1 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/46
◊
22,633,071 12,028,780
2006-HE8, A2D 4.31% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 1/25/37
◊
10,107,000 8,936,331
2006-NC2, A1 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 6/25/36
◊
10,471,532 5,909,674
2007-NC1, A2C 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 12/25/46
◊
6,474,391 3,214,158
ACHM Trust
2025-HE3, A 5.20%, (WAC) due
11/25/55
◊,d
17,828,000 17,835,415
2025-HE1, A 5.92%, (WAC) due
3/25/55
◊,d
10,605,035 10,747,743
CAFL Issuer, LP
2025-RRTL2, A1 5.18% due
11/28/40
d,j
17,850,000 17,899,514
2025-RRTL2, A2 5.62% due
11/28/40
d,j
4,600,000 4,612,713
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
Alternative Loan Trust
2007-OA4, A1 4.19% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 5/25/47
◊
11,705,577 $ 10,714,734
2007-OH3, A1A 4.43% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 9/25/47
◊
5,050,603 4,818,952
2006-43CB, 1A1 6.00% (1
Month Term SOFR + 0.61%,
Rate Floor: 6.00%) due
2/25/37
◊
5,688,969 2,810,970
2007-OA7, A1A 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 5/25/47
◊
1,855,262 1,724,362
2007-OH3, A1B 4.29% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 9/25/47
◊
502,048 480,044
Imperial Fund Mortgage Trust
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,d
10,473,160 9,894,525
2022-NQM2, A3 4.20%, (WAC)
due 3/25/67
◊,d
10,295,195 9,755,634
WaMu Asset-Backed Certificates
WaMu Series Trust
2007-HE1, 2A3 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.41%) due 1/25/37
◊
30,392,296 13,785,933
2007-HE4, 1A 4.02% (1 Month
Term SOFR + 0.28%, Rate
Floor: 0.28%) due 7/25/47
◊
4,142,538 3,140,745
2007-HE4, 2A4 4.10% (1 Month
Term SOFR + 0.36%, Rate
Floor: 0.36%) due 7/25/47
◊
2,954,722 1,724,389
American Home Mortgage
Investment Trust
2007-1, GIOP 2.08% due
5/25/47
i
114,759,519 17,780,496
Securitized Asset Backed
Receivables LLC Trust
2006-WM4, A2A 4.01% (1
Month Term SOFR + 0.27%,
Rate Floor: 0.16%) due
11/25/36
◊
28,443,462 7,733,123
2007-BR2, A1 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 2/25/37
◊,d
7,575,812 6,663,038
2006-WM4, A2C 4.17% (1
Month Term SOFR + 0.43%,
Rate Floor: 0.32%) due
11/25/36
◊
4,991,790 1,357,046
2006-HE2, A2C 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 7/25/36
◊
3,009,345 1,138,908
Citigroup Mortgage Loan Trust
2007-AMC1, A1 4.17% (1
Month Term SOFR + 0.43%,
Rate Floor: 0.32%) due
12/25/36
◊,d
18,630,226 10,493,510
2006-WF1, A1 7.00% due
3/25/36 12,271,679 5,830,135

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
188 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
ACE Securities Corp. Home
Equity Loan Trust
2006-NC1, M1 4.46% (1 Month
Term SOFR + 0.73%, Rate
Floor: 0.62%) due 12/25/35
◊
10,994,745 $ 10,542,776
2007-ASP1, A2B 4.25% (1
Month Term SOFR + 0.51%,
Rate Floor: 0.40%) due
3/25/37
◊
7,519,862 3,063,299
2007-WM2, A1 4.27% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 2/25/37
◊
5,753,933 2,457,197
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 1A 4.86% (Federal
Reserve US 12 mo.
Cumulative Avg 1 yr. CMT +
0.83%, Rate Floor: 0.83%)
due 11/25/46
◊
7,202,414 6,476,599
2006-AR10, A2A 4.19% (1
Month Term SOFR + 0.45%,
Rate Floor: 0.34%) due
12/25/36
◊
6,220,160 5,219,710
2006-AR9, 2A 4.87% (1 Year
CMT Rate  + 0.84%) due
11/25/46
◊
3,224,041 2,807,407
2006-7, A5 3.91% due 9/25/36 4,954,617 1,284,181
2006-8, A6 4.10% due
10/25/36
a
312,393 98,619
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
d,j
15,300,000 15,318,736
IXIS Real Estate Capital Trust
2007-HE1, A2 3.96% (1 Month
Term SOFR + 0.22%, Rate
Floor: 0.11%) due 5/25/37
◊
30,510,998 6,202,221
2006-HE1, A4 4.45% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 3/25/36
◊
10,212,379 5,303,324
2007-HE1, A4 4.08% (1 Month
Term SOFR + 0.34%, Rate
Floor: 0.23%) due 5/25/37
◊
5,790,551 1,176,183
2007-HE1, A3 4.01% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 5/25/37
◊
5,438,384 1,104,798
2007-HE1, A1 3.91% (1 Month
Term SOFR + 0.17%, Rate
Floor: 0.06%) due 5/25/37
◊
4,524,484 919,722
Finance of America HECM
Buyout
2024-HB1, M1 5.00%, (WAC)
due 10/1/34
◊,d
14,650,000 14,648,753
Soundview Home Loan Trust
2006-OPT5, 1A1 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
7/25/36
◊
14,743,400 14,420,772
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
NovaStar Mortgage Funding
Trust
2007-2, A1A 4.05% (1 Month
Term SOFR + 0.31%, Rate
Floor: 0.20%) due 9/25/37
◊
12,739,189 $ 12,605,493
2007-1, A1A 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 3/25/37
◊
2,351,939 1,541,848
Starwood Mortgage Residential
Trust
2020-1, A3 2.56%, (WAC) due
2/25/50
◊,d
6,911,999 6,654,263
2020-1, A2 2.41%, (WAC) due
2/25/50
◊,d
5,316,922 5,126,008
Merrill Lynch Mortgage Investors
Trust
2007-HE2, A2C 4.37% (1 Month
Term SOFR + 0.63%, Rate
Floor: 0.52%) due 2/25/37
◊
29,717,049 8,313,445
2006-HE6, A1 3.97% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/37
◊
6,938,078 3,387,306
American Home Mortgage
Assets Trust
2007-5, A1 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.19%) due 6/25/47
◊
7,438,537 7,043,499
2006-4, 1A11 4.04% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.30%) due 10/25/46
◊
6,043,410 3,005,950
2006-6, A1A 4.04% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 12/25/46
◊
1,684,496 1,469,348
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, A1 3.37% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
10,587,563 10,336,011
2006-BC4, A4 4.19% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 12/25/36
◊
1,004,122 982,172
Anchor Mortgage Trust
2025-RTL1, A1 5.72% due
5/25/40
d,j
11,050,000 11,108,484
RALI Series Trust
2007-QO4, A1A 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 5/25/47
◊
3,375,008 3,168,487
2006-QO2, A1 4.29% (1 Month
Term SOFR + 0.55%, Rate
Floor: 0.44%) due 2/25/46
◊
16,536,210 2,705,162
2007-QO2, A1 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 2/25/47
◊
7,273,353 2,180,762
2006-QO6, A1 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 6/25/46
◊
4,715,292 955,505
2006-QO2, A2 4.39% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 2/25/46
◊
5,362,610 888,391

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 189
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2007-QO3, A1 4.17% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 3/25/47
◊,a
712,285 $ 657,791
2006-QO2, A3 4.53% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 2/25/46
◊
1,105,132 183,599
Ameriquest Mortgage Securities
Trust
2006-M3, A2C 4.01% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 10/25/36
◊
25,350,915 7,465,804
2006-M3, A2B 3.95% (1 Month
Term SOFR + 0.21%, Rate
Floor: 0.10%) due 10/25/36
◊
10,649,087 3,136,068
ABFC Trust
2007-WMC1, A1A 5.10% (1
Month Term SOFR + 1.36%,
Rate Floor: 1.25%) due
6/25/37
◊
13,085,704 9,355,091
HarborView Mortgage Loan
Trust
2006-14, 2A1A 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/47
◊
5,285,569 5,021,355
2006-12, 2A2A 4.23% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 1/19/38
◊
3,781,290 3,380,422
Fremont Home Loan Trust
2006-E, 2A2 4.09% (1 Month
Term SOFR + 0.35%, Rate
Floor: 0.24%) due 1/25/37
◊
10,554,870 4,835,375
2006-D, 2A3 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 11/25/36
◊
9,597,097 3,341,522
Merrill Lynch Alternative Note
Asset Trust
2007-A1, A2C 4.31% (1 Month
Term SOFR + 0.57%, Rate
Floor: 0.46%) due 1/25/37
◊
18,003,413 5,401,507
2007-A1, A2B 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 1/25/37
◊
6,827,195 2,049,849
First Franklin Mortgage Loan
Trust
2006-FF16, 2A3 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
12/25/36
◊
18,134,533 7,310,756
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W4, A2D 4.61% (1 Month
Term SOFR + 0.87%, Rate
Floor: 0.76%) due 2/25/36
◊
8,448,447 6,951,893
ATLX Trust
2024-RPL1, A1 3.85% due
4/25/64
d,j
6,902,089 6,748,251
Deephaven Residential
Mortgage Trust
2025-CES1, A2 5.48% due
10/25/55
d,j
5,982,800 5,993,748
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
Long Beach Mortgage Loan
Trust
2006-8, 2A3 4.17% (1 Month
Term SOFR + 0.43%, Rate
Floor: 0.32%) due 9/25/36
◊
13,631,769 $ 3,397,386
2006-6, 2A4 4.35% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 7/25/36
◊
4,290,806 1,692,951
2006-8, 2A2 4.03% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 9/25/36
◊
3,638,065 903,343
LSTAR Securities Investment
Ltd.
2024-1, A 7.12% (30 Day
Average SOFR + 4.10%, Rate
Floor: 3.10%) due 1/1/29
◊,d
5,903,138 5,890,199
Option One Mortgage Loan Trust
2007-5, 1A1 4.07% (1 Month
Term SOFR + 0.33%, Rate
Floor: 0.22%) due 5/25/37
◊
6,053,264 3,666,298
2007-2, 3A3 4.35% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 3/25/37
◊
4,511,093 2,214,246
Mastr Asset Backed Securities
Trust
2006-NC2, A5 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 8/25/36
◊
6,901,921 2,418,880
2006-WMC3, A4 4.17% (1
Month Term SOFR + 0.43%,
Rate Floor: 0.32%) due
8/25/36
◊
5,384,678 1,815,704
2007-WMC1, A4 4.17% (1
Month Term SOFR + 0.43%,
Rate Floor: 0.32%) due
1/25/37
◊
5,555,717 1,559,988
Bravo Residential Funding Trust
2025-NQM1, A3 5.91% due
12/25/64
d,j
5,734,872 5,774,815
First NLC Trust
2005-4, A4 4.63% (1 Month
Term SOFR + 0.89%, Rate
Floor: 0.78%) due 2/25/36
◊
4,174,554 4,121,870
2005-1, A 2.95% (1 Month Term
SOFR + 0.57%, Rate Floor:
0.46%) due 5/25/35
◊
1,769,756 1,606,180
Asset Backed Securities Corp.
Home Equity Loan Trust
2006-HE1, M1 3.57% (1 Month
Term SOFR + 0.71%, Rate
Floor: 0.60%) due 1/25/36
◊
5,166,690 5,091,587
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, A3 4.00% (1 Month
Term SOFR + 0.26%, Rate
Floor: 0.15%) due 11/25/36
◊
15,408,156 5,023,592
Lehman XS Trust
2007-2N, 2A 4.03% (1 Month
Term SOFR + 0.29%, Rate
Floor: 0.18%) due 2/25/37
◊
3,931,486 3,757,639

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
190 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2007-15N, 2A1 4.35% (1 Month
Term SOFR + 0.61%) due
8/25/37
◊
917,895 $ 908,788
2006-10N, 1A3A 4.27% (1
Month Term SOFR + 0.53%,
Rate Floor: 0.42%) due
7/25/46
◊
226,608 223,481
CWABS Asset-Backed
Certificates Trust
2006-12, 1A 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
4,972,445 4,662,163
2005-15, M1 3.08% (1 Month
Term SOFR + 0.79%, Rate
Floor: 0.68%) due 3/25/36
◊,a
198,932 197,584
Bear Stearns Asset Backed
Securities I Trust
2006-HE9, 3A 4.13% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
4,765,107 4,704,420
Deutsche Alt-A Securities
Mortgage Loan Trust
2006-AR4, A1 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 12/25/36
◊
8,788,652 3,000,122
2007-OA2, A1 4.80% (Federal
Reserve US 12 mo.
Cumulative Avg 1 yr. CMT +
0.77%, Rate Floor: 0.77%)
due 4/25/47
◊
1,780,826 1,625,759
WaMu Mortgage Pass-Through
Certificates Series Trust
2007-OA6, 1A 4.84% (Federal
Reserve U.S. 12 mo.
Cumulative Avg 1 yr. CMT +
0.81%, Rate Floor: 0.81%)
due 7/25/47
◊
3,652,660 3,126,714
2006-AR13, 1A 4.91%
(Federal Reserve US 12 mo.
Cumulative Avg 1 yr. CMT +
0.88%, Rate Floor: 0.88%)
due 10/25/46
◊
1,144,829 1,016,747
2006-AR11, 3A1A 4.95%
(Federal Reserve US 12 mo.
Cumulative Avg 1 yr. CMT +
0.92%, Rate Floor: 0.92%)
due 9/25/46
◊,a
515,611 463,636
Citigroup Mortgage Loan Trust,
Inc.
2007-AMC3, A2B 4.03% (1
Month Term SOFR + 0.29%,
Rate Floor: 0.18%) due
3/25/37
◊
5,125,039 4,535,443
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,d
3,870,553 3,819,457
GSAA Home Equity Trust
2006-5, 2A2 4.21% (1 Month
Term SOFR + 0.47%, Rate
Floor: 0.36%) due 3/25/36
◊
11,560,749 3,683,952
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
2007-7, A4 4.39% (1 Month
Term SOFR + 0.65%, Rate
Floor: 0.54%) due 7/25/37
◊,a
49,075 $ 47,674
Credit-Based Asset Servicing
and Securitization LLC
2006-CB2, AV 3.12% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 12/25/36
◊
3,623,491 3,542,713
Master Asset-Backed Securities
Trust
2006-WMC4, A5 4.15% (1
Month Term SOFR + 0.41%,
Rate Floor: 0.30%) due
10/25/36
◊
10,064,477 3,262,459
Impac Secured Assets Corp.
2005-2, A1W 4.35% (1 Month
Term SOFR + 0.61%, Rate
Floor: 0.50%) due 3/25/36
◊
3,195,903 3,087,261
GSAA Trust
2007-3, 1A2 4.19% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 3/25/47
◊
10,127,532 2,624,238
ASG Resecuritization Trust
2010-3, 3M32 4.39% (1 Month
Term SOFR + 0.40%, Rate
Floor: 0.29%) due 12/28/45
◊,d
1,577,840 1,532,131
C-BASS Mortgage Loan Trust
2007-CB2, A2C 3.48% due
2/25/37
j
2,272,112 1,305,877
Morgan Stanley Capital I, Inc.
Trust
2006-HE1, A4 4.43% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 1/25/36
◊
1,109,405 1,083,412
Alliance Bancorp Trust
2007-OA1, A1 4.33% (1 Month
Term SOFR + 0.59%, Rate
Floor: 0.48%) due 7/25/37
◊
436,833 390,190
Impac Secured Assets Trust
2006-2, 1A2B 4.19% (1 Month
Term SOFR + 0.45%, Rate
Floor: 0.34%) due 8/25/36
◊,a
330,095 311,647
Nomura Resecuritization Trust
2015-4R, 5A1 4.47% (1 Month
Term SOFR + 0.54%, Rate
Floor: 0.43%) due 3/26/36
◊,a,d
149,679 147,061
Structured Asset Investment
Loan Trust
2006-3, A5 4.15% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 6/25/36
◊,a
62,684 61,913
2004-BNC2, A6 5.05% (1 Month
Term SOFR + 1.31%, Rate
Floor: 1.20%) due 12/25/34
◊,a
57,289 57,160
Morgan Stanley Re-REMIC Trust
2010-R5, 4B 2.86% due
6/26/36
a,d
69,978 72,001
Residential Mortgage Loan Trust
2020-1, A3 2.68%, (WAC) due
1/26/60
◊,a,d
70,182 69,732

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 191
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.2%
(continued)
GreenPoint Mortgage Funding
Trust
2006-AR1, A1A 4.43% (1 Month
Term SOFR + 0.69%, Rate
Floor: 0.58%) due 2/25/36
◊,a
76,820 $ 68,778
Total Residential Mortgage-Backed Securities 3,727,116,704
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,d
54,250,000 54,283,744
2024-VLT4, C 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 6/15/41
◊,d
20,650,000 20,611,533
2024-VLT4, B 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 6/15/41
◊,d
17,150,000 17,128,684
BX Commercial Mortgage Trust
2024-AIRC, A 5.44% (1 Month
Term SOFR + 1.69%, Rate
Floor: 1.69%) due 8/15/41
◊,d
14,838,694 14,866,365
2024-AIRC, B 5.89% (1 Month
Term SOFR + 2.14%, Rate
Floor: 2.14%) due 8/15/41
◊,d
10,672,625 10,725,500
2024-AIR2, A 5.24% (1 Month
Term SOFR + 1.49%, Rate
Floor: 1.49%) due 10/15/41
◊,d
9,591,801 9,603,726
2022-LP2, D 5.71% (1 Month
Term SOFR + 1.96%, Rate
Floor: 1.96%) due 2/15/39
◊,d
4,410,000 4,404,500
2024-AIR2, B 5.54% (1 Month
Term SOFR + 1.79%, Rate
Floor: 1.79%) due 10/15/41
◊,d
3,644,885 3,651,683
SMRT
2022-MINI, D 5.70% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/15/39
◊,d
32,500,000 32,401,532
RWC Commercial Mortgage
Trust
2025-1, A 5.01% due 6/25/40
d
26,988,025 27,031,239
MILE Trust
2025-STNE, A 5.25% (1 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 7/15/42
◊,d
24,050,000 24,065,019
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, E 5.96% (1 Month
Term SOFR + 2.20%, Rate
Floor: 1.84%) due 6/15/38
◊,d
14,350,000 12,311,769
2021-NYAH, F 6.31% (1 Month
Term SOFR + 2.55%, Rate
Floor: 2.19%) due 6/15/38
◊,d
8,000,000 6,663,704
2016-JP3, XA 1.29%, (WAC)
due 8/15/49
◊,i
46,755,003 129,979
VDCM Commercial Mortgage
Trust
2025-AZ, A 5.06%, (WAC) due
7/13/44
◊,d
18,650,000 18,866,624
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
(continued)
Life Mortgage Trust
2021-BMR, F 6.21% (1 Month
Term SOFR + 2.46%, Rate
Floor: 2.35%) due 3/15/38
◊,d
13,650,000 $ 13,301,585
2021-BMR, E 5.61% (1 Month
Term SOFR + 1.86%, Rate
Floor: 1.75%) due 3/15/38
◊,d
3,675,000 3,649,706
Citigroup Commercial Mortgage
Trust
2019-GC43, XA 0.60%, (WAC)
due 11/10/52
◊,i
202,865,436 4,028,441
2019-GC41, XA 1.01%, (WAC)
due 8/10/56
◊,i
94,220,986 2,639,733
2015-GC35, B 4.35%, (WAC)
due 11/10/48
◊
810,679 748,947
2016-C2, XA 1.59%, (WAC) due
8/10/49
◊,i
26,893,578 64,875
2016-P5, XA 1.31%, (WAC) due
10/10/49
◊,i
22,219,859 61,753
2016-P4, XA 1.88%, (WAC) due
7/10/49
◊,i
27,232,194 46,894
2016-C3, XA 0.91%, (WAC) due
11/15/49
◊,i
8,730,008 30,408
2015-GC35, XA 0.51%, (WAC)
due 11/10/48
◊,i
6,650,868 2,896
2016-GC37, XA 1.48%, (WAC)
due 4/10/49
◊,i
8,181,671 82
DBGS Mortgage Trust
2018-C1, B 4.64%, (WAC) due
10/15/51
◊
7,588,000 7,106,903
Benchmark Mortgage Trust
2020-IG3, T33D 3.13%, (WAC)
due 9/15/48
◊,d
5,232,000 3,184,503
2019-B14, XA 0.75%, (WAC)
due 12/15/62
◊,i
93,757,543 1,835,988
2018-B6, B 4.59%, (WAC) due
10/10/51
◊
750,000 708,094
2018-B2, XA 0.43%, (WAC) due
2/15/51
◊,i
86,647,702 574,934
2018-B6, XA 0.39%, (WAC) due
10/10/51
◊,i
57,574,792 403,415
GS Mortgage Securities Trust
2020-GC45, XA 0.61%, (WAC)
due 2/13/53
◊,i
142,541,280 2,865,664
2019-GC42, XA 0.80%, (WAC)
due 9/10/52
◊,i
64,034,829 1,568,751
2017-GS6, B 3.87% due
5/10/50 521,000 462,470
2017-GS6, XA 0.99%, (WAC)
due 5/10/50
◊,i
39,536,406 435,928
BMP
2024-MF23, B 5.39% (1 Month
Term SOFR + 1.64%, Rate
Floor: 1.64%) due 6/15/41
◊,d
4,900,000 4,903,059
JPMDB Commercial Mortgage
Securities Trust
2016-C4, B 3.64%, (WAC) due
12/15/49
◊
2,650,000 2,460,905
2017-C7, XA 0.82%, (WAC) due
10/15/50
◊,i
109,439,967 1,227,194

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
192 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
(continued)
2016-C4, XA 0.67%, (WAC) due
12/15/49
◊,i
66,665,257 $ 187,896
2017-C5, XA 0.89%, (WAC) due
3/15/50
◊,i
6,849,272 36,434
2016-C2, XA 1.48%, (WAC) due
6/15/49
◊,i
15,681,794 13,246
GS Mortgage Securities Corp.
Trust
2020-DUNE, B 5.37% (1 Month
Term SOFR + 1.61%, Rate
Floor: 1.35%) due 12/15/36
◊,d
3,110,325 3,097,395
2020-DUNE, D 5.92% (1 Month
Term SOFR + 2.16%, Rate
Floor: 1.90%) due 12/15/36
◊,d
829,420 809,384
BANK
2020-BN25, XB 0.44%, (WAC)
due 1/15/63
◊,i
140,000,000 2,339,778
2017-BNK6, XA 0.76%, (WAC)
due 7/15/60
◊,i
32,120,287 259,272
2017-BNK4, XA 1.32%, (WAC)
due 5/15/50
◊,i
10,206,342 124,292
CSAIL Commercial Mortgage
Trust
2019-C15, XA 0.99%, (WAC)
due 3/15/52
◊,i
84,077,124 2,018,616
2016-C6, XA 1.75%, (WAC) due
1/15/49
◊,i
2,796,376 28
Wells Fargo Commercial
Mortgage Trust
2017-C38, XA 0.90%, (WAC)
due 7/15/50
◊,i
60,484,117 644,749
2017-C42, XA 0.82%, (WAC)
due 12/15/50
◊,i
28,266,960 384,292
2017-RB1, XA 1.19%, (WAC)
due 3/15/50
◊,i
31,842,816 329,860
2017-RC1, XA 1.37%, (WAC)
due 1/15/60
◊,i
15,390,696 161,322
2016-BNK1, XA 1.67%, (WAC)
due 8/15/49
◊,i
31,185,904 97,001
2016-C35, XA 1.84%, (WAC)
due 7/15/48
◊,i
17,820,453 38,531
2016-C37, XA 0.78%, (WAC)
due 12/15/49
◊,i
9,058,292 31,779
2016-NXS5, XA 1.19%, (WAC)
due 1/15/59
◊,i
7,001,115 70
COMM Mortgage Trust
2018-COR3, XA 0.44%, (WAC)
due 5/10/51
◊,i
194,337,741 1,610,788
BBCMS Mortgage Trust
2018-C2, XA 0.75%, (WAC) due
12/15/51
◊,i
55,414,704 938,481
CD Mortgage Trust
2017-CD6, XA 0.89%, (WAC)
due 11/13/50
◊,i
33,134,870 382,005
2017-CD4, XA 1.21%, (WAC)
due 5/10/50
◊,i
23,983,785 236,871
2017-CD3, XA 0.97%, (WAC)
due 2/10/50
◊,i
28,266,663 212,605
2016-CD2, XA 0.55%, (WAC)
due 11/10/49
◊,i
29,010,154 50,623
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
(continued)
2016-CD1, XA 1.32%, (WAC)
due 8/10/49
◊,i
27,548,755 $ 43,566
UBS Commercial Mortgage
Trust
2017-C5, XA 1.09%, (WAC) due
11/15/50
◊,i
30,209,488 407,958
2017-C2, XA 1.04%, (WAC) due
8/15/50
◊,i
33,811,680 377,710
CGMS Commercial Mortgage
Trust
2017-B1, XA 0.71%, (WAC) due
8/15/50
◊,i
56,267,956 465,938
JPMCC Commercial Mortgage
Securities Trust
2017-JP6, XA 1.00%, (WAC)
due 7/15/50
◊,i
44,198,519 353,730
Morgan Stanley Capital I Trust
2016-UBS9, C 4.60%, (WAC)
due 3/15/49
◊
275,000 243,441
DBJPM Mortgage Trust
2017-C6, XA 0.89%, (WAC) due
6/10/50
◊,i
15,159,440 133,139
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, XA 1.00%, (WAC)
due 2/15/50
◊,i
19,653,214 116,689
2016-UB10, XA 1.71%, (WAC)
due 7/15/49
◊,i
971,494 10
SG Commercial Mortgage
Securities Trust
2016-C5, XA 1.81%, (WAC) due
10/10/48
◊,i
4,115,654 11,569
JPMBB Commercial Mortgage
Securities Trust
2015-C27, XA 0.70%, (WAC)
due 2/15/48
◊,i
8,747,039 87
Total Commercial Mortgage-Backed Securities 325,217,884
MILITARY HOUSING - 0.6%
Freddie Mac Military Housing
Bonds
2015-R1, A1 4.49%, (WAC) due
11/25/55
◊,k
106,656,302 92,132,656
2015-R1, B3 4.45%, (WAC) due
11/25/52
◊,d
19,617,977 17,696,794
2015-R1, B2 4.30%, (WAC) due
10/25/52
◊,d
12,797,451 10,632,656
2015-R1, XA1 0.70%, (WAC)
due 11/25/55
◊,i,k
160,271,351 8,907,064
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, A 6.11% due
8/10/52
a,d
20,777,388 20,250,957
2025-WPAFB, A 7.15% due
8/10/36
d
13,538,179 14,609,851
2005-DRUM, A 5.47% due
5/10/50
a,d
4,178,806 3,773,813
2005-BLIS, A2 5.25% due
7/10/50
a,d
2,500,000 1,983,328

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 193
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 43.1% (continued)
MILITARY HOUSING - 0.6% (continued)
Capmark Military Housing Trust
2006-RILY, A1 6.15% due
7/10/51
a,d
12,184,015 $ 10,596,044
2007-ROBS, A 6.06% due
10/10/52
a,d
7,256,546 6,880,620
2007-AETC, A1 5.75% due
2/10/52
a,d
6,896,401 6,244,225
2006-RILY, A2 4.43% (1 Month
Term SOFR + 0.48%, Rate
Floor: 0.37%) due 7/10/51
◊,a,d
6,539,892 4,767,731
Total Military Housing 198,475,739
Total Collateralized Mortgage Obligations
(Cost $13,351,094,286) 13,167,159,082
CORPORATE BONDS - 25.2%
FINANCIAL - 12.9%
Pershing Square Holdings Ltd.
3.25% due 10/1/31
d
101,800,000 91,472,379
Macquarie Bank Ltd.
5.64% due 8/13/36
d,l
46,285,000 46,912,719
3.62% due 6/3/30
d
34,605,000 33,102,584
Wilton RE Ltd.
6.00%
d,l,m
80,224,000 79,469,798
Fairfax Financial Holdings Ltd.
3.38% due 3/3/31 39,803,000 37,571,553
5.75% due 5/20/35 17,425,000 18,077,788
5.63% due 8/16/32 13,100,000 13,666,035
6.50% due 5/20/55 3,320,000 3,508,627
CoStar Group, Inc.
2.80% due 7/15/30
d
73,508,000 67,376,157
GLP Capital, LP / GLP Financing
II, Inc.
4.00% due 1/15/31 51,638,000 49,460,250
5.30% due 1/15/29 15,867,000 16,143,174
Nippon Life Insurance Co.
2.75% due 1/21/51
d,l
45,350,000 40,854,214
5.95% due 4/16/54
d,l
13,950,000 14,525,802
2.90% due 9/16/51
d,l
10,380,000 9,303,595
Safehold GL Holdings LLC
2.80% due 6/15/31 27,977,000 25,713,127
2.85% due 1/15/32 27,008,000 24,327,734
6.10% due 4/1/34 9,168,000 9,715,906
5.65% due 1/15/35 2,750,000 2,823,239
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 3/1/31
d
46,892,000 44,528,399
2.88% due 10/15/26
d
17,717,000 17,458,571
Project Onyx I
6.25% due 6/26/30
a
61,840,952 61,800,862
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
FS KKR Capital Corp.
2.63% due 1/15/27 30,549,000 $ 29,705,799
3.25% due 7/15/27 30,100,000 29,053,637
Host Hotels & Resorts, LP
3.50% due 9/15/30 41,072,000 39,168,751
2.90% due 12/15/31 20,200,000 18,295,712
First American Financial Corp.
4.00% due 5/15/30 40,891,000 39,536,656
2.40% due 8/15/31 11,875,000 10,359,045
5.45% due 9/30/34 7,250,000 7,250,350
Liberty Mutual Group, Inc.
4.30% due 2/1/61
d
74,981,000 49,822,907
4.13% due 12/15/51
d,l
3,600,000 3,549,755
3.95% due 5/15/60
d
4,064,000 2,815,911
Maple Grove Funding Trust I
4.16% due 8/15/51
d
77,700,000 54,556,691
Brookfield Finance, Inc.
5.81% due 3/3/55 12,635,000 12,464,431
5.68% due 1/15/35 9,400,000 9,721,014
5.33% due 1/15/36 9,510,000 9,523,549
4.70% due 9/20/47 9,790,000 8,471,205
3.50% due 3/30/51 9,526,000 6,613,310
3.63% due 2/15/52 9,380,000 6,604,046
BPCE S.A.
5.88% due 1/14/31
d,l
20,000,000 20,891,733
5.39% due 5/28/31
d,l
12,200,000 12,522,946
7.00% due 10/19/34
d,l
10,000,000 11,134,319
5.94% due 5/30/35
d,l
7,750,000 8,082,209
National Australia Bank Ltd.
5.90% due 1/14/36
d,l
23,750,000 24,967,983
2.99% due 5/21/31
d
14,525,000 13,361,548
3.35% due 1/12/37
d,l
14,550,000 13,299,881
Morgan Stanley
5.94% due 2/7/39
l
23,310,000 24,498,098
6.63% due 11/1/34
l
21,862,000 24,445,387
Pershing Square Holdings Ltd./
Fund
3.25% due 11/15/30 50,750,000 47,004,719
5.50% due 10/28/32
d
1,800,000 1,800,036
Standard Chartered plc
5.01% due 10/15/30
d,l
31,331,000 31,986,865
4.64% due 4/1/31
d,l
16,067,000 16,184,461
Sumitomo Life Insurance Co.
3.38% due 4/15/81
d,l
39,900,000 37,396,183
5.88% due 9/10/55
d,l
10,550,000 10,655,679
American National Group, Inc.
6.00% due 7/15/35 31,375,000 31,815,111

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
194 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
7.00% due 12/1/55
l
12,775,000 $ 12,788,746
6.14% due 6/13/32
d
2,000,000 2,081,764
United Wholesale Mortgage LLC
5.50% due 4/15/29
d
46,832,000 46,496,374
Global Atlantic Fin Co.
7.25% due 3/1/56
d,l
41,670,000 41,865,320
6.75% due 3/15/54
d
3,190,000 3,258,762
Nationwide Mutual Insurance
Co.
4.35% due 4/30/50
d
56,156,000 43,962,024
LPL Holdings, Inc.
6.00% due 5/20/34 20,950,000 22,030,789
4.00% due 3/15/29
d
15,257,000 15,002,139
5.75% due 6/15/35 6,650,000 6,842,524
Bain Capital, LP
3.41% due 4/15/41
a
36,000,000 26,407,085
3.72% due 4/15/42
a
20,300,000 15,221,693
Capital One Financial Corp.
6.38% due 6/8/34
l
22,450,000 24,266,895
5.20% due 9/11/36
l
12,275,000 12,213,084
5.88% due 7/26/35
l
2,280,000 2,399,714
6.05% due 2/1/35
l
1,860,000 1,979,951
F&G Global Funding
5.88% due 1/16/30
d
38,565,000 40,016,665
Allianz SE
6.55%
d,l,m
36,800,000 38,199,946
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
d
39,650,000 38,173,811
Australia & New Zealand
Banking Group Ltd.
5.82% due 6/18/36
d,l
24,460,000 25,297,743
5.20% due 9/30/35
d,l
10,000,000 10,047,515
2.57% due 11/25/35
d,l
1,600,000 1,438,818
Prime Property Fund
5.81% due 7/15/35
a
36,000,000 36,177,827
TPG Operating Group II, LP
5.88% due 3/5/34 26,485,000 27,655,852
5.38% due 1/15/36 8,237,000 8,210,177
Equitable Holdings, Inc.
6.70% due 3/28/55
l
34,318,000 35,785,232
Insured Lending 1 Ltd.
6.50% due 2/4/32
a,d
EUR 29,400,000 34,547,940
American National Global
Funding
5.25% due 6/3/30
d
18,010,000 18,299,840
5.55% due 1/28/30
d
12,225,000 12,552,785
4.63% due 12/15/28
d
3,570,000 3,584,727
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Commonwealth Bank of
Australia
5.93% due 3/14/46
d,l
29,470,000 $ 30,052,518
3.61% due 9/12/34
d,l
3,550,000 3,423,883
Carlyle Group, Inc.
5.05% due 9/19/35 33,700,000 33,223,391
MidCap Funding XLVI Trust
6.28% due 4/15/28
a
33,100,000 33,100,000
OneMain Finance Corp.
6.63% due 5/15/29 9,925,000 10,279,759
7.50% due 5/15/31 8,250,000 8,680,233
7.13% due 3/15/26 6,588,000 6,636,540
6.13% due 5/15/30 3,650,000 3,721,493
3.88% due 9/15/28 2,270,000 2,212,401
7.13% due 11/15/31 1,125,000 1,174,317
Stewart Information Services
Corp.
3.60% due 11/15/31 36,711,000 32,456,664
Beacon Funding Trust
6.27% due 8/15/54
d
31,900,000 32,385,707
Societe Generale S.A.
3.34% due 1/21/33
d,l
22,830,000 20,823,546
6.07% due 1/19/35
d,l
8,750,000 9,235,182
5.25% due 5/22/29
d,l
1,790,000 1,826,031
Bank of America Corp.
5.74% due 2/12/36
l
16,850,000 17,557,663
5.52% due 10/25/35
l
10,000,000 10,242,217
3.56% due 4/23/27
l
3,350,000 3,343,874
MetLife, Inc.
6.35% due 3/15/55
l
28,930,000 30,508,276
Americo Life, Inc.
3.45% due 4/15/31
d
32,364,000 29,270,028
VICI Properties LP
5.63% due 4/1/35 28,500,000 29,103,883
Dai-ichi Life Insurance Co. Ltd.
6.20%
d,l,m
27,750,000 28,987,622
Lazard Group LLC
5.63% due 8/1/35 27,430,000 28,095,774
6.00% due 3/15/31 740,000 783,246
Farmers Insurance Exchange
7.00% due 10/15/64
d,l
28,140,000 28,872,203
Meiji Yasuda Life Insurance Co.
6.10% due 6/11/55
d,l
22,800,000 23,654,111
5.80% due 9/11/54
d,l
4,093,000 4,166,117
Westpac Banking Corp.
3.02% due 11/18/36
l
15,650,000 14,128,324
3.13% due 11/18/41 12,214,000 9,239,538

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 195
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
2.67% due 11/15/35
l
4,467,000 $ 4,045,179
Reinsurance Group of America,
Inc.
5.75% due 9/15/34 20,050,000 20,909,792
6.65% due 9/15/55
l
6,190,000 6,396,108
AmFam Holdings, Inc.
2.81% due 3/11/31
d
19,525,000 17,149,513
3.83% due 3/11/51
d
14,873,000 9,988,273
Nuveen LLC
5.85% due 4/15/34
d
25,425,000 26,736,708
Ardonagh Finco Ltd.
6.88% due 2/15/31
d
EUR 16,950,000 20,528,876
7.75% due 2/15/31
d
5,300,000 5,556,280
Ascot Group Ltd.
6.35% due 6/15/35
d,l
25,150,000 26,036,668
Dyal Capital Partners III
4.40% due 6/15/40
a
26,750,000 25,944,094
Encore Capital Group, Inc.
6.63% due 4/15/31
d
15,150,000 15,225,645
8.50% due 5/15/30
d
9,950,000 10,695,713
Jane Street Group / JSG
Finance, Inc.
7.13% due 4/30/31
d
24,480,000 25,722,759
Trustage Financial Group, Inc.
4.63% due 4/15/32
d
26,450,000 25,497,781
Dyal IV Issuer A
3.65% due 2/22/41
a
27,170,000 25,281,947
Belrose Funding Trust II
6.79% due 5/15/55
d
23,810,000 24,722,941
Hunt Companies, Inc.
5.25% due 4/15/29
d
25,121,000 24,522,148
BO GPS IV Capital Call Facility
C
5.16% due 10/30/30
a
24,150,000 24,275,730
Cliffwater Corporate Lending
Fund
6.77% due 8/4/28
a
22,700,000 23,701,518
Omnis Funding Trust
6.72% due 5/15/55
d
22,640,000 23,542,261
Citigroup, Inc.
FF, 6.95%
l,m
19,190,000 19,784,410
4.50% due 9/11/31
l
3,480,000 3,490,770
Macquarie Group Ltd.
2.87% due 1/14/33
d,l
17,431,000 15,764,385
1.63% due 9/23/27
d,l
4,125,000 4,051,070
2.69% due 6/23/32
d,l
3,164,000 2,877,353
CNO Financial Group, Inc.
6.45% due 6/15/34 21,310,000 22,544,730
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
200 Park Funding Trust
5.74% due 2/15/55
d
22,000,000 $ 21,882,718
Lloyds Banking Group plc
5.59% due 11/26/35
l
17,200,000 17,975,309
4.43% due 11/4/31
l
3,590,000 3,578,801
Nationwide Building Society
5.54% due 7/14/36
d,l
18,400,000 19,002,617
4.65% due 7/14/29
d,l
1,720,000 1,736,336
Corebridge Life Holdings, Inc.
8.13% due 3/15/46
d
17,100,000 20,654,746
Enstar Group Ltd.
7.50% due 4/1/45
d,l
16,125,000 16,873,571
3.10% due 9/1/31 3,840,000 3,451,187
PartnerRe Finance B LLC
4.50% due 10/1/50
l
21,056,000 19,797,485
Henneman Trust
6.58% due 5/15/55
d
18,650,000 19,418,945
EQT AB
5.85% due 5/8/35
d
18,665,000 19,134,062
UWM Holdings LLC
6.25% due 3/15/31
d
15,450,000 15,425,369
6.63% due 2/1/30
d
3,500,000 3,544,026
Ares Finance Co. II LLC
3.25% due 6/15/30
d
19,788,000 18,759,981
Swiss Re Finance Luxembourg
S.A.
5.00% due 4/2/49
d,l
18,300,000 18,422,570
GA Global Funding Trust
2.90% due 1/6/32
d
16,400,000 14,563,718
4.50% due 9/18/30
d
3,000,000 2,964,167
Credit Agricole S.A.
5.22% due 5/27/31
d,l
13,700,000 14,064,657
4.94% (SOFR + 1.21%) due
9/11/28
◊,d
3,280,000 3,297,352
Fortitude Group Holdings LLC
6.25% due 4/1/30
d
16,600,000 17,290,325
Brookfield Capital Finance LLC
6.09% due 6/14/33 15,900,000 17,003,108
Avilease Capital Ltd.
4.75% due 11/12/30
d
16,825,000 16,687,325
Hanover Insurance Group, Inc.
5.50% due 9/1/35 16,175,000 16,407,780
BNP Paribas S.A.
2.87% due 4/19/32
d,l
7,200,000 6,572,838
5.50% due 5/20/30
d,l
5,923,000 6,127,109
5.79% due 1/13/33
d,l
3,270,000 3,432,633

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
196 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Prudential Financial, Inc.
3.70% due 10/1/50
l
17,139,000 $ 15,941,628
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
d
20,809,000 15,900,349
KKR Group Finance Co. VIII
LLC
3.50% due 8/25/50
d
22,210,000 15,615,560
RGA Global Funding
5.00% due 8/25/32
d
12,750,000 12,846,581
5.05% due 12/6/31
d
2,700,000 2,754,512
Blue Owl Capital GP Stakes V
A-2 B
7.21% due 8/22/43
a
14,303,550 15,087,082
Blue Owl Capital GP Stakes V
A-2 A
7.21% due 8/22/43
a
14,246,450 15,026,854
Jefferies Financial Group, Inc.
6.20% due 4/14/34 11,363,000 11,992,467
6.25% due 1/15/36 2,330,000 2,468,755
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/1/32
d
14,150,000 14,379,612
Nassau Companies of New York
7.88% due 7/15/30
d
15,045,000 14,360,555
Dyal IV Issuer B
3.65% due 2/22/41
a
14,630,000 13,613,356
PennyMac Financial Services,
Inc.
6.75% due 2/15/34
d
13,145,000 13,588,341
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 6/15/31
d
12,675,000 13,276,834
Kennedy-Wilson, Inc.
4.75% due 3/1/29 13,195,000 12,812,924
4.75% due 2/1/30 81,000 76,344
Host Hotels & Resorts LP
5.70% due 7/1/34 12,075,000 12,474,796
Evercore , Inc.
5.47% due 7/24/32
a
6,900,000 6,930,309
5.17% due 7/24/30
a
5,000,000 5,018,662
Rocket Companies, Inc.
6.38% due 8/1/33
d
11,250,000 11,729,464
Symetra Life Insurance Co.
6.55% due 10/1/55
d
10,900,000 11,268,680
Atlantic Marine Corps.
Communities LLC
5.34% due 12/1/50
d
10,484,752 10,065,467
5.37% due 12/1/50
d
712,017 622,232
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Mutual of Omaha Insurance Co.
6.14% due 1/16/64
d,l
10,150,000 $ 10,531,218
HSBC Holdings plc
5.13% due 3/3/31
l
6,770,000 6,938,200
4.62% due 11/6/31
l
3,580,000 3,591,039
RenaissanceRe Holdings Ltd.
5.80% due 4/1/35 9,900,000 10,339,967
Globe Life, Inc.
5.85% due 9/15/34 9,810,000 10,300,626
NatWest Group plc
6.02% due 3/2/34
l
9,600,000 10,298,696
GLP Capital LP / GLP Financing
II, Inc.
5.75% due 11/1/37 6,575,000 6,539,592
3.25% due 1/15/32 4,150,000 3,754,749
Galaxy Bidco Ltd.
8.13% due 12/19/29
d
GBP 7,200,000 10,188,450
Blue Owl Finance LLC
6.25% due 4/18/34 9,880,000 10,188,207
Swiss RE Subordinated Finance
plc
6.19% due 4/1/46
d,l
9,800,000 10,115,443
KKR Group Finance Co. X LLC
3.25% due 12/15/51
d
15,150,000 10,051,980
Penn Mutual Life Insurance Co.
3.80% due 4/29/61
d
14,970,000 9,916,723
Citadel Securities Global
Holdings LLC
5.50% due 6/18/30
d
6,825,000 7,004,207
6.20% due 6/18/35
d
2,650,000 2,789,501
Assured Guaranty US Holdings,
Inc.
3.60% due 9/15/51 13,031,000 9,190,359
Accident Fund Insurance Co. of
America
8.50% due 8/1/32
d
9,000,000 9,034,889
SLM Corp.
3.13% due 11/2/26 9,132,000 8,976,413
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
6.50% due 10/1/31
d
8,600,000 8,863,906
Mid-Atlantic Military Family
Communities LLC
5.30% due 8/1/50
d
5,682,618 4,919,656
5.24% due 8/1/50
d
3,574,246 3,275,909
Aretec Group, Inc.
10.00% due 8/15/30
d
7,447,000 8,036,378
Five Corners Funding Trust III
5.79% due 2/15/33
d
7,550,000 7,959,417

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 197
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Clarion Lion Properties Fund
Holdings LP
5.53% due 12/1/35
a
8,000,000 $ 7,857,386
BO GPS IV Capital Call Facility
D
5.38% due 10/30/32
a
7,750,000 7,778,785
Blue Owl Capital GP Stakes V
A-1 B
7.11% due 8/22/43
a
7,615,200 7,757,029
Ryan Specialty LLC
5.88% due 8/1/32
d
7,573,000 7,737,848
Blue Owl Capital GP Stakes V
A-1 A
7.11% due 8/22/43
a
7,584,800 7,726,062
CNO Global Funding
1.75% due 10/7/26
d
7,400,000 7,268,464
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
6.63% due 10/15/31
d
6,850,000 6,740,880
Fidelis Insurance Holdings Ltd.
7.75% due 6/15/55
l
6,075,000 6,545,533
Santander UK Group Holdings
plc
5.14% due 9/22/36
l
6,440,000 6,423,093
Blue Owl IV SR SEC A
5.94% due 8/22/45
a
6,240,000 6,309,679
Dyal Capital Partners III (A), LP
6.55% due 6/15/44
a
5,880,000 6,096,524
Ohana Military Communities
LLC
5.56% due 10/1/36
d
3,820,000 3,836,499
5.78% due 10/1/36
d
2,200,000 2,255,902
Blue Owl IV SR SEC B
5.94% due 8/22/45
a
5,760,000 5,824,319
Western And Southern Life
Insurance Co.
3.75% due 4/28/61
d
8,263,000 5,617,072
Belvoir Land LLC
A-3, 5.60% due 12/15/35
d
5,600,000 5,590,071
Argentum Netherlands B.V. for
Swiss Re Ltd.
5.63% due 8/15/52
l
4,900,000 4,949,223
Deloitte LLP
7.33% due 11/20/26
a
4,800,000 4,903,081
Manulife Financial Corp.
4.06% due 2/24/32
l
4,815,000 4,799,093
Dyal Capital Partners III (B), LP
6.55% due 6/15/44
a
4,620,000 4,789,712
Cushman & Wakefield US
Borrower LLC
6.75% due 5/15/28
d
4,710,000 4,735,005
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 4/15/50 6,852,000 $ 4,719,218
Blue Cross and Blue Shield of
Florida Inc.
5.44% due 9/30/35
a
4,700,000 4,641,258
ING Groep N.V.
4.86% due 3/25/29
l
3,360,000 3,410,268
5.53% due 3/25/36
l
1,150,000 1,194,278
DaVinciRe Holdings Ltd.
5.95% due 4/15/35
d
4,400,000 4,521,380
HS Wildcat LLC
3.83% due 12/31/50
a
4,905,810 3,615,110
National Health Investors, Inc.
5.35% due 2/1/33 3,560,000 3,555,043
Protective Life Corp.
4.70% due 1/15/31
d
3,540,000 3,551,153
Janus Henderson US Holdings,
Inc.
5.45% due 9/10/34 3,460,000 3,515,786
JPMorgan Chase & Co.
5.58% due 7/23/36
l
3,390,000 3,506,782
Canadian Imperial Bank of
Commerce
4.58% due 9/8/31
l
3,480,000 3,506,523
Goldman Sachs Group, Inc.
4.02% due 10/31/38
l
3,870,000 3,479,884
KBC Group N.V.
6.32% due 9/21/34
d,l
3,180,000 3,467,687
Royal Bank of Canada
4.50% due 8/6/29
l
3,430,000 3,463,314
Deutsche Bank AG
3.55% due 9/18/31
l
3,610,000 3,445,139
Intesa Sanpaolo SpA
7.80% due 11/28/53
d
2,800,000 3,420,432
Brighthouse Financial Global
Funding
5.65% due 6/10/29
d
3,330,000 3,402,777
Athene Global Funding
2.67% due 6/7/31
d
3,780,000 3,367,385
SiriusPoint Ltd.
7.00% due 4/5/29 3,150,000 3,332,943
BGC Group, Inc.
8.00% due 5/25/28 3,120,000 3,332,352
Nordea Bank Abp
4.75% (SOFR + 1.02%) due
9/10/29
◊,d
3,280,000 3,323,471
Jackson Financial, Inc.
4.00% due 11/23/51 4,710,000 3,284,233

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
198 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Pine Street Trust III
6.22% due 5/15/54
d
3,200,000 $ 3,243,972
Barclays plc
4.48% due 11/11/29
l
3,200,000 3,217,658
DNB Bank ASA
4.89% (SOFR + 1.06%) due
11/5/30
◊,d
3,060,000 3,100,790
Bank of Nova Scotia
4.94% (SOFR Compounded
Index + 1.08%) due 8/1/29
◊
3,060,000 3,085,987
American Express Co.
4.89% (SOFR + 1.02%) due
1/30/31
◊
3,060,000 3,067,512
Sumitomo Mitsui Financial
Group, Inc.
5.17% (SOFR + 1.17%) due
7/9/29
◊
3,020,000 3,053,078
KKR Group Finance Co. III LLC
5.13% due 6/1/44
d
2,710,000 2,531,402
Aurora Military Housing LLC
5.82% due 7/15/34
d
2,062,431 2,107,966
Iron Mountain, Inc.
4.88% due 9/15/27
d
1,938,000 1,936,031
Horace Mann Educators Corp.
4.70% due 10/1/30 1,770,000 1,755,024
Ares Finance Co. IV LLC
3.65% due 2/1/52
d
2,450,000 1,705,155
Assurant, Inc.
6.75% due 2/15/34 1,450,000 1,579,144
Blackstone Holdings Finance
Company LLC
3.20% due 1/30/52
d
2,150,000 1,439,462
Public Storage Operating Co.
2.30% due 5/1/31 1,500,000 1,356,246
Fort Moore Family Communities
LLC
6.09% due 1/15/51
d
1,517,739 1,338,159
Fort Knox Military Housing
Privatization Project
4.20% (1 Month Term SOFR +
0.45%) due 2/15/52
◊,d
1,595,546 1,263,762
Midwest Family Housing LLC
5.58% due 1/1/51
d
1,239,633 1,044,153
Focus Financial Partners LLC
6.75% due 9/15/31
d
1,000,000 1,028,119
Citizens Financial Group, Inc.
6.65% due 4/25/35
l
900,000 989,614
Pacific Beacon LLC
5.51% due 7/15/36
d
500,000 495,978
AHG Funding
due 7/20/26
a,n
3,775,000 4
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
FINANCIAL - 12.9% (continued)
Atlas Mara Ltd.
due 12/31/20
a,d,o
542,348 $ 1
Total Financial 3,935,017,892
ENERGY - 3.2%
BP Capital Markets plc
4.88%
l,m
62,830,000 62,505,430
6.13%
l,m
18,945,000 19,536,236
MPLX, LP
5.40% due 9/15/35 24,150,000 24,329,669
6.20% due 9/15/55 21,750,000 21,565,064
5.95% due 4/1/55 21,200,000 20,448,082
5.65% due 3/1/53 1,630,000 1,511,574
ONEOK, Inc.
5.40% due 10/15/35 25,125,000 25,385,914
6.25% due 10/15/55 23,000,000 23,048,550
7.15% due 1/15/51 6,341,000 6,962,308
5.65% due 9/1/34 5,050,000 5,218,686
5.60% due 4/1/44 2,860,000 2,702,050
5.05% due 11/1/34 1,200,000 1,189,284
3.95% due 3/1/50 1,600,000 1,160,235
Targa Resources Corp.
5.40% due 7/30/36 19,675,000 19,697,635
5.50% due 2/15/35 10,700,000 10,960,563
6.50% due 3/30/34 9,937,000 10,845,118
5.65% due 2/15/36 4,875,000 5,007,574
6.50% due 2/15/53 2,860,000 2,980,479
6.13% due 5/15/55 250,000 248,430
FLNG Liquefaction 3 LLC
3.08% due 6/30/39
a
57,466,065 49,408,253
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 9/15/34 37,730,000 38,908,182
5.60% due 1/15/36 5,275,000 5,336,009
HF Sinclair Corp.
6.25% due 1/15/35 22,415,000 23,372,389
5.50% due 9/1/32 19,560,000 19,825,480
Greensaif Pipelines Bidco SARL
6.10% due 8/23/42
d
17,000,000 17,697,779
5.85% due 2/23/36
d
11,900,000 12,433,334
6.51% due 2/23/42
d
6,500,000 7,087,050
6.13% due 2/23/38
d
5,550,000 5,889,267
Venture Global LNG, Inc.
9.50% due 2/1/29
d
29,800,000 30,887,015
9.88% due 2/1/32
d
10,300,000 10,640,646
Enbridge, Inc.
5.55% due 6/20/35 20,250,000 20,950,643

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 199
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
ENERGY - 3.2% (continued)
5.63% due 4/5/34 12,478,000 $ 13,026,084
6.70% due 11/15/53 3,140,000 3,447,275
ITT Holdings LLC
6.50% due 8/1/29
d
38,518,000 36,963,857
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 9/30/40
d
43,921,000 35,873,815
DT Midstream, Inc.
5.80% due 12/15/34
d
29,400,000 30,511,172
4.30% due 4/15/32
d
3,250,000 3,139,345
Sunoco, LP
7.25% due 5/1/32
d
17,125,000 18,106,881
4.63% due 5/1/30
d
15,663,000 15,216,269
Gulfstream Natural Gas System
LLC
5.60% due 7/23/35
d
26,525,000 27,185,843
Viper Energy Partners LLC
5.70% due 8/1/35 26,575,000 27,120,585
Plains All American Pipeline LP
5.95% due 6/15/35 24,100,000 25,098,534
Occidental Petroleum Corp.
5.38% due 1/1/32 18,470,000 18,913,243
6.38% due 9/1/28 3,175,000 3,325,762
Energy Transfer LP
6.00% due 2/1/29
d
11,400,000 11,524,148
6.20% due 4/1/55 8,750,000 8,576,473
Venture Global Plaquemines
LNG LLC
6.75% due 1/15/36
d
9,225,000 9,449,078
6.13% due 12/15/30
d
3,800,000 3,869,709
6.50% due 6/15/34
d
3,575,000 3,652,873
Cheniere Energy Partners, LP
5.55% due 10/30/35
d
11,800,000 12,064,062
5.75% due 8/15/34 2,950,000 3,080,148
Midwest Connector Capital Co.
LLC
4.63% due 4/1/29
d
14,608,000 14,626,242
Whistler Pipeline LLC
5.95% due 9/30/34
d
13,450,000 13,908,305
Venture Global Calcasieu Pass
LLC
3.88% due 11/1/33
d
10,672,000 9,150,299
4.13% due 8/15/31
d
2,667,000 2,426,898
6.25% due 1/15/30
d
1,500,000 1,518,623
Phillips 66 Co.
5.88% due 3/15/56
l
7,360,000 7,281,254
6.20% due 3/15/56
l
4,200,000 4,182,782
Buckeye Partners, LP
3.95% due 12/1/26 11,100,000 10,980,132
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
ENERGY - 3.2% (continued)
Cheniere Energy Partners LP
5.95% due 6/30/33 8,845,000 $ 9,378,998
Kinetik Holdings LP
6.63% due 12/15/28
d
9,007,000 9,274,301
Energy Transfer, LP
7.38% due 2/1/31
d
7,610,000 7,906,504
5.95% due 5/15/54 1,350,000 1,279,329
Freeport LNG Development, LP
5.92% due 12/31/39
a
8,238,580 8,377,034
Florida Gas Transmission Co.
LLC
5.75% due 7/15/35
d
7,600,000 7,886,069
Boardwalk Pipelines LP
5.63% due 8/1/34 6,675,000 6,973,962
CQP Holdco LP / BIP-V Chinook
Holdco LLC
7.50% due 12/15/33
d
5,000,000 5,357,345
Sunoco LP
6.63% due 8/15/32
d
4,200,000 4,316,830
NuStar Logistics LP
6.38% due 10/1/30 3,340,000 3,515,343
Eni SpA
5.95% due 5/15/54
d
3,480,000 3,450,257
APA Corp.
5.35% due 7/1/49 4,110,000 3,416,024
TransCanada PipeLines Ltd.
7.63% due 1/15/39 2,870,000 3,403,698
Kinder Morgan Energy Partners
LP
7.50% due 11/15/40 2,910,000 3,391,805
Plains All American Pipeline LP /
PAA Finance Corp.
4.90% due 2/15/45 3,770,000 3,297,421
Western Midstream Operating
LP
5.30% due 3/1/48 3,750,000 3,233,380
MPLX LP
5.50% due 2/15/49 3,250,000 2,984,486
NuStar Logistics, LP
5.63% due 4/28/27 1,880,000 1,900,347
Marathon Petroleum Corp.
6.50% due 3/1/41 1,650,000 1,756,143
BP Capital Markets America, Inc.
4.99% due 4/10/34 1,500,000 1,529,634
Eastern Gas Transmission &
Storage, Inc.
4.60% due 12/15/44 500,000 428,759
Total Energy 975,016,288

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
200 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
UTILITIES - 1.5%
QTS Corp.
5.42% due 8/21/32
a
51,300,000 $ 51,499,218
NRG Energy, Inc.
2.45% due 12/2/27
d
26,000,000 25,125,622
7.00% due 3/15/33
d
10,440,000 11,540,261
MN8 Portfolio IV LLC
6.31% due 7/30/45
a
32,700,000 33,211,974
Dominion Energy, Inc.
6.20% due 2/15/56
l
19,225,000 19,238,095
6.00% due 2/15/56
l
13,230,000 13,291,028
Hope Gas Holdings LLC
6.18% due 9/1/37
a
13,500,000 13,666,318
6.08% due 9/1/35
a
7,400,000 7,498,051
5.99% due 9/1/33
a
3,000,000 3,055,133
ALLETE, Inc.
5.79% due 7/9/37
a
23,600,000 24,134,096
CMS Energy Corp.
6.50% due 6/1/55
l
22,615,000 23,254,326
American Electric Power Co.,
Inc.
5.80% due 3/15/56
l
10,280,000 10,205,577
6.05% due 3/15/56
l
10,280,000 10,100,408
AES Corp.
3.95% due 7/15/30
d
17,898,000 17,469,049
Spire, Inc.
6.25% due 6/1/56
l
16,850,000 16,766,219
Brooklyn Union Gas Co.
6.39% due 9/15/33
d
12,675,000 13,650,612
6.42% due 7/18/54
d
1,180,000 1,226,917
4.27% due 3/15/48
d
1,300,000 1,036,531
PacifiCorp
7.38% due 9/15/55
l
15,050,000 15,339,667
Central Storage Safety Project
Trust
4.82% due 2/1/38
k
14,766,560 14,151,478
Alexander Funding Trust II
7.47% due 7/31/28
d
12,360,000 13,168,365
Terraform Global Operating, LP
6.13% due 3/1/26
d
13,221,000 13,126,861
NiSource, Inc.
5.75% due 7/15/56
l
12,325,000 12,404,827
WEC Energy Group, Inc.
5.63% due 5/15/56
l
12,325,000 12,402,625
NextEra Energy Capital
Holdings, Inc.
6.38% due 8/15/55
l
11,277,000 11,640,649
Black Hills Corp.
6.00% due 1/15/35 7,830,000 8,350,268
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
UTILITIES - 1.5% (continued)
5.95% due 3/15/28 50,000 $ 51,844
Boston Gas Co.
5.84% due 1/10/35
d
7,450,000 7,851,738
Sierra Pacific Power Co.
6.20% due 12/15/55
l
7,875,000 7,804,534
Liberty Utilities Co.
5.87% due 1/31/34
d
6,450,000 6,784,604
Southern Co.
3.75% due 9/15/51
l
3,863,000 3,808,303
Public Service Co. of Colorado
5.15% due 9/15/35 3,460,000 3,505,895
Capital Power US Holdings, Inc.
6.19% due 6/1/35
d
3,350,000 3,497,316
Arizona Public Service Co.
6.35% due 12/15/32 3,140,000 3,426,045
Alliant Energy Finance LLC
3.60% due 3/1/32
d
3,680,000 3,419,508
Entergy Mississippi LLC
3.85% due 6/1/49 4,410,000 3,362,575
Enel Finance International N.V.
5.50% due 6/15/52
d
3,570,000 3,353,600
Evergy Kansas Central, Inc.
5.70% due 3/15/53 3,350,000 3,314,996
Appalachian Power Co.
4.40% due 5/15/44 3,730,000 3,129,228
ContourGlobal Power Holdings
S.A.
5.00% due 2/28/30 EUR 2,550,000 3,067,892
Nevada Power Co.
6.65% due 4/1/36 1,180,000 1,326,502
Southwestern Public Service Co.
4.50% due 8/15/41 1,380,000 1,229,296
Total Utilities 455,488,051
CONSUMER, NON-CYCLICAL - 1.3%
Smithfield Foods, Inc.
2.63% due 9/13/31
d
45,782,000 40,518,036
3.00% due 10/15/30
d
14,033,000 12,911,514
Global Payments, Inc.
5.20% due 11/15/32 22,700,000 22,710,634
4.88% due 11/15/30 11,975,000 11,988,352
5.55% due 11/15/35 11,075,000 11,007,799
Altria Group, Inc.
4.45% due 5/6/50 25,185,000 20,187,058
3.70% due 2/4/51 25,038,000 17,693,129
Triton Container International
Ltd.
3.15% due 6/15/31
d
33,621,000 30,291,386

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 201
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
CONSUMER, NON-CYCLICAL - 1.3% (continued)
IQVIA, Inc.
5.00% due 5/15/27
d
10,699,000 $ 10,696,073
5.00% due 10/15/26
d
8,700,000 8,695,053
6.25% due 6/1/32
d
7,315,000 7,643,576
Mars, Inc.
5.20% due 3/1/35
d
19,775,000 20,325,331
Yale-New Haven Health
Services Corp.
2020, 2.50% due 7/1/50 32,350,000 18,897,865
JBS USA Holding Lux SARL
/ JBS USA Foods Group
Holdings, Inc. / JBS USA Food
Co.
5.50% due 1/15/36
d
18,200,000 18,494,070
Valvoline, Inc.
3.63% due 6/15/31
d
18,300,000 16,815,863
Highmark, Inc.
2.55% due 5/10/31
d
17,850,000 15,865,846
Universal Health Services, Inc.
5.05% due 10/15/34 13,850,000 13,590,666
BAT Capital Corp.
5.63% due 8/15/35 9,550,000 9,947,554
4.76% due 9/6/49 3,950,000 3,337,393
Becle SAB de CV
2.50% due 10/14/31
d
13,000,000 11,346,677
GXO Logistics, Inc.
6.50% due 5/6/34 10,485,000 11,326,473
Darling Global Finance BV
4.50% due 7/15/32
d
EUR 9,350,000 11,130,784
CVS Health Corp.
7.00% due 3/10/55
l
4,050,000 4,248,645
6.20% due 9/15/55 3,925,000 3,985,213
6.75% due 12/10/54
l
30,000 31,331
JBS USA Holding Lux SARL/
JBS USA Food Co./ JBS Lux
Co. SARL
4.38% due 2/2/52 9,710,000 7,547,840
Perrigo Finance Unlimited Co.
5.38% due 9/30/32 EUR 5,000,000 5,978,825
Health Care Service Corp. A
Mutual Legal Reserve Co.
5.88% due 6/15/54
d
4,800,000 4,619,291
Central Garden & Pet Co.
4.13% due 4/30/31
d
3,854,000 3,635,578
Sotheby's/ Bidfair Holdings, Inc.
5.88% due 6/1/29
d
3,900,000 3,628,535
Illumina, Inc.
4.75% due 12/12/30 3,520,000 3,553,622
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
CONSUMER, NON-CYCLICAL - 1.3% (continued)
Aetna, Inc.
6.75% due 12/15/37 3,130,000 $ 3,445,815
Tesco plc
6.15% due 11/15/37
d
3,240,000 3,381,035
TriNet Group, Inc.
7.13% due 8/15/31
d
2,725,000 2,808,905
Boost Newco Borrower LLC
7.50% due 1/15/31
d
2,600,000 2,763,410
Providence St Joseph Health
Obligated Group
21A, 2.70% due 10/1/51 4,250,000 2,511,210
Beth Israel Lahey Health, Inc.
L, 3.08% due 7/1/51 2,700,000 1,767,027
Triton Container International
Ltd. / TAL International
Container Corp.
3.25% due 3/15/32 1,850,000 1,681,415
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
5.75% due 4/15/26
d
964,000 964,345
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
5.38% due 5/21/30 EUR 603,000 730,832
DaVita, Inc.
3.75% due 2/15/31
d
149,000 137,657
4.63% due 6/1/30
d
76,000 73,902
Total Consumer, Non-cyclical 402,915,565
TECHNOLOGY - 1.3%
AP Grange Holdings LLC
6.50% due 3/20/45
a
155,100,000 164,018,250
5.00% due 3/20/45
a
16,400,000 17,056,000
Oracle Corp.
5.20% due 9/26/35 29,675,000 28,431,046
5.95% due 9/26/55 20,150,000 17,853,186
4.80% due 9/26/32 11,075,000 10,692,049
5.88% due 9/26/45 8,350,000 7,541,084
6.10% due 9/26/65 5,625,000 4,961,208
6.00% due 8/3/55 3,460,000 3,050,988
Foundry JV Holdco LLC
5.88% due 1/25/34
d
20,056,000 20,596,423
6.20% due 1/25/37
d
17,300,000 18,178,866
6.40% due 1/25/38
d
13,925,000 14,853,478
5.90% due 1/25/33
d
10,100,000 10,568,106
Fair Isaac Corp.
5.25% due 5/15/26
d
15,640,000 15,659,599
6.00% due 5/15/33
d
1,700,000 1,746,150

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
202 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
TECHNOLOGY - 1.3% (continued)
MSCI, Inc.
3.63% due 9/1/30
d
11,844,000 $ 11,313,040
AP Grange Holdings LLC
Deferral
6.50% due 3/20/45
a
10,096,439 10,096,439
Atlassian Corp.
5.50% due 5/15/34 7,540,000 7,802,537
Qorvo , Inc.
3.38% due 4/1/31
d
8,245,000 7,627,812
Cloud Software Group, Inc.
6.50% due 3/31/29
d
7,200,000 7,294,233
QTS Irving DC3 LLC
5.96% due 7/9/29
a
7,000,000 7,213,262
TeamSystem SpA
5.28% (3 Month EURIBOR +
3.25%, Rate Floor: 0.00%)
due 7/1/32
◊,d
EUR 5,700,000 6,734,181
Western Digital Corp.
2.85% due 2/1/29 3,680,000 3,522,092
Total Technology 396,810,029
COMMUNICATIONS - 1.3%
British Telecommunications plc
4.88% due 11/23/81
d,l
47,450,000 45,840,572
4.25% due 11/23/81
d,l
8,250,000 8,145,810
TELUS Corp.
6.63% due 10/15/55
l
13,850,000 14,133,135
6.38% due 6/9/56
l
12,320,000 12,340,440
6.63% due 6/9/56
l
12,320,000 12,307,956
7.00% due 10/15/55
l
9,850,000 10,253,653
Sirius XM Radio LLC
3.13% due 9/1/26
d
26,975,000 26,737,836
4.13% due 7/1/30
d
12,010,000 11,422,319
Vodafone Group plc
4.13% due 6/4/81
l
40,537,000 37,849,502
Paramount Global
5.90% due 10/15/40 17,415,000 15,102,764
5.25% due 4/1/44 19,397,000 14,642,165
4.90% due 8/15/44 6,518,000 4,677,555
Rogers Communications, Inc.
4.55% due 3/15/52 23,692,000 18,853,518
5.25% due 3/15/82
d,l
8,775,000 8,771,169
7.13% due 4/15/55
l
5,650,000 5,949,404
Bell Telephone Co. of Canada or
Bell Canada
7.00% due 9/15/55
l
25,250,000 26,533,584
6.88% due 9/15/55
l
5,825,000 6,009,845
SoftBank Corp.
5.33% due 7/9/35
d
31,550,000 31,615,817
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
COMMUNICATIONS - 1.3% (continued)
Verizon Communications, Inc.
5.75% due 11/30/45 18,415,000 $ 18,283,476
Cox Communications, Inc.
2.95% due 10/1/50
d
19,041,000 10,594,736
5.80% due 12/15/53
d
7,025,000 5,991,284
Altice France S.A.
6.50% due 4/15/32
d
13,707,780 13,141,400
6.50% due 10/15/31
d
1,763,529 1,674,578
NTT Finance Corp.
5.50% due 7/16/35
d
6,550,000 6,782,120
4.88% due 7/16/30
d
4,000,000 4,073,651
4.62% due 7/16/28
d
3,410,000 3,455,353
Vmed O2 UK Financing I plc
6.75% due 1/15/33
d
10,000,000 9,910,352
4.00% due 1/31/29
d
GBP 150,000 191,349
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 6/1/52 7,382,000 4,764,514
CSC Holdings LLC
4.13% due 12/1/30
d
5,772,000 3,539,410
Nokia Oyj
6.63% due 5/15/39 3,240,000 3,469,570
America Movil SAB de CV
6.13% due 3/30/40 3,250,000 3,455,485
Prosus N.V.
4.99% due 1/19/52
d
4,320,000 3,421,963
McGraw-Hill Education, Inc.
5.75% due 8/1/28
d
1,549,000 1,556,997
Match Group Holdings II LLC
4.13% due 8/1/30
d
1,250,000 1,183,139
Sunrise FinCo I B.V.
4.88% due 7/15/31
d
200,000 190,500
Total Communications 406,866,921
INDUSTRIAL - 1.3%
Homestead Spe Issuer LLC
7.21% due 4/1/55
a
62,000,000 63,440,554
Builders FirstSource , Inc.
6.38% due 3/1/34
d
52,000,000 53,764,460
Vontier Corp.
2.95% due 4/1/31 33,592,000 30,815,777
2.40% due 4/1/28 14,150,000 13,561,479
TD SYNNEX Corp.
2.65% due 8/9/31 34,240,000 30,789,524

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 203
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
INDUSTRIAL - 1.3% (continued)
Mauser Packaging Solutions
Holding Co.
7.88% due 4/15/30
d
23,759,000 $ 23,571,550
Flowserve Corp.
2.80% due 1/15/32 20,400,000 18,243,634
3.50% due 10/1/30 5,292,000 5,045,670
Stadco LA LLC
3.75% due 5/15/56
a
31,000,000 21,667,399
Graphic Packaging International
LLC
6.38% due 7/15/32
d
13,930,000 14,190,101
GXO Logistics, Inc.
6.25% due 5/6/29 13,120,000 13,817,167
Trinity Industries, Inc.
7.75% due 7/15/28
d
13,225,000 13,739,394
Clean Harbors, Inc.
5.75% due 10/15/33
d
13,075,000 13,412,387
Weir Group plc
2.20% due 5/13/26
d
13,015,000 12,896,857
Hillenbrand, Inc.
3.75% due 3/1/31 8,076,000 8,090,319
6.25% due 2/15/29 4,074,000 4,165,058
Standard Building Solutions, Inc.
6.50% due 8/15/32
d
7,970,000 8,205,322
Virgin Media Vendor Financing
Notes III DAC
4.88% due 7/15/28
d
GBP 5,000,000 6,560,247
Norfolk Southern Corp.
4.10% due 5/15/21 9,100,000 6,294,831
FedEx Corp.
4.10% due 2/1/45 6,694,000 5,280,844
EnerSys
6.63% due 1/15/32
d
4,725,000 4,917,218
GATX Corp.
6.05% due 6/5/54 4,428,000 4,483,104
4.70% due 4/1/29 125,000 126,309
Amsted Industries, Inc.
6.38% due 3/15/33
d
3,609,000 3,717,219
Hexcel Corp.
5.88% due 2/26/35 3,475,000 3,634,367
CIMIC Finance USA Pty Ltd.
7.00% due 3/25/34
d
3,240,000 3,517,683
Genesee & Wyoming, Inc.
6.25% due 4/15/32
d
3,235,000 3,336,104
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.38% due 12/15/30 EUR 2,550,000 3,122,087
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
INDUSTRIAL - 1.3% (continued)
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
d
3,100,000 $ 2,697,000
TransDigm , Inc.
6.63% due 3/1/32
d
2,336,000 2,430,419
Weir Group, Inc.
5.35% due 5/6/30
d
1,620,000 1,664,749
Stanley Black & Decker, Inc.
3.00% due 5/15/32 1,550,000 1,403,220
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.25% due 7/1/29
d
1,000,000 1,027,453
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 2/1/30
d
250,000 242,151
Total Industrial 403,871,657
CONSUMER, CYCLICAL - 1.2%
Alt-2 Structured Trust
2.95%, (WAC) due 5/14/31
◊,a
37,551,086 35,167,213
Polaris, Inc.
5.60% due 3/1/31 19,375,000 19,577,324
6.95% due 3/15/29 13,000,000 13,783,666
Flutter Treasury DAC
6.38% due 4/29/29
d
25,950,000 26,788,315
5.00% due 4/29/29
d
EUR 4,900,000 5,946,432
LG Energy Solution Ltd.
5.38% due 7/2/29
d
15,000,000 15,410,283
5.50% due 7/2/34
d
7,100,000 7,201,821
5.25% due 4/2/28
d
5,400,000 5,500,916
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
d
16,000,000 16,144,233
5.02% due 10/20/29
d
9,670,000 9,737,116
Hasbro, Inc.
6.05% due 5/14/34 23,976,000 25,433,706
Air Canada
3.88% due 8/15/26
d
23,429,000 23,317,337
Brightstar Lottery Holdings B.V.
4.25% due 3/15/30
d
EUR 14,500,000 17,322,120
AZ Battery Property LLC
6.73% due 2/20/46
a
16,480,000 16,282,845
Whirlpool Corp.
4.60% due 5/15/50 14,513,000 10,669,264
5.75% due 3/1/34 4,575,000 4,243,939
American Airlines Class AA Pass
Through Trust
2017-2, AA, 3.35% due
10/15/29 6,674,525 6,476,427
2016-2, AA, 3.20% due 6/15/28 4,325,300 4,228,850

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
204 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
CONSUMER, CYCLICAL - 1.2% (continued)
2016-3, AA, 3.00% due
10/15/28 3,060,578 $ 2,957,943
2019-1, AA, 3.15% due 2/15/32 129,790 122,679
United Airlines, Inc.
4.38% due 4/15/26
d
12,700,000 12,684,135
Hyatt Hotels Corp.
5.75% due 3/30/32 12,100,000 12,677,013
Essendi S.A.
5.38% due 5/15/30
d
EUR 4,850,000 5,854,137
5.63% due 5/15/32
d
EUR 2,750,000 3,312,212
5.81% (3 Month EURIBOR +
3.75%) due 5/15/32
◊,d
EUR 1,900,000 2,261,290
Lottomatica Group SpA
4.88% due 1/31/31
d
EUR 9,400,000 11,375,597
British Airways Class A Pass
Through Trust
2021-1, A, 2.90% due 3/15/35
d
12,299,328 11,241,014
Sodexo, Inc.
5.80% due 8/15/35
d
10,275,000 10,751,590
United Airlines Class A Pass
Through Trust
2023-1, A, 5.80% due 1/15/36 6,950,634 7,260,607
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 6/15/31
d
EUR 5,650,000 6,733,854
Live Nation Entertainment, Inc.
6.50% due 5/15/27
d
4,635,000 4,677,526
Allwyn Entertainment Financing
UK plc
7.25% due 4/30/30 EUR 3,780,000 4,668,404
Delta Air Lines, Inc. / SkyMiles
IP Ltd.
4.75% due 10/20/28
d
3,800,000 3,823,077
Darden Restaurants, Inc.
4.55% due 2/15/48 3,970,000 3,250,288
Warnermedia Holdings, Inc.
5.14% due 3/15/52 3,819,000 2,516,148
General Motors Co.
6.25% due 10/2/43 1,600,000 1,622,442
JB Poindexter & Co., Inc.
8.75% due 12/15/31
d
1,230,000 1,288,396
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
6.63% due 5/1/32
d
750,000 756,310
JetBlue Class A Pass Through
Trust
20-1, A, 4.00% due 11/15/32 100,922 96,077
Total Consumer, Cyclical 373,162,546
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
TRANSPORTATION - 0.6%
Terminal Investment Limited
Holding
6.23% due 10/1/40
a
65,600,000 $ 66,547,435
Aitx Finco LLC
5.67% due 10/23/32
a
37,200,000 37,095,221
5.38% due 10/23/30
a
22,600,000 22,579,322
Stolthaven Houston, Inc.
5.88% due 7/17/31
a
13,916,000 14,246,870
5.98% due 7/17/34
a
12,544,000 12,755,768
TFI International, Inc.
3.35% due 1/5/33
a
14,000,000 12,107,922
Koninklijke Vopak N.V.
6.04% due 6/20/32
a
5,500,000 5,632,989
Total Transportation 170,965,527
BASIC MATERIALS - 0.2%
Novelis Corp.
6.38% due 8/15/33
d
15,675,000 15,890,862
Minerals Technologies, Inc.
5.00% due 7/1/28
d
13,913,000 13,773,870
Dow Chemical Co.
6.90% due 5/15/53 12,940,000 13,270,185
Alumina Pty Ltd.
6.38% due 9/15/32
d
10,100,000 10,488,093
6.13% due 3/15/30
d
2,558,000 2,642,176
Alcoa Nederland Holding B.V.
7.13% due 3/15/31
d
3,200,000 3,400,012
6.13% due 5/15/28
d
2,800,000 2,800,000
Minera Mexico S.A. de CV
5.63% due 2/12/32
d
3,350,000 3,462,225
Yamana Gold, Inc.
4.63% due 12/15/27 3,000,000 3,017,520
WR Grace Holdings LLC
6.63% due 8/15/32
d
2,000,000 2,025,539
Perimeter Holdings LLC
6.25% due 1/15/34
d
1,670,000 1,659,026
Rio Tinto Finance USA plc
5.25% due 3/14/35 537,000 553,343
Total Basic Materials 72,982,851
REAL ESTATE - 0.1%
Harmoni Towers LLC
5.22% due 10/30/30
a
26,500,000 26,536,937
INFRASTRUCTURE - 0.1%
QTS Good News Facility
6.77% due 10/9/28
a
24,841,033 24,841,033

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 205
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 25.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CBS Studio Center
6.98% due 1/9/26
a
34,100,000 $ 33,934,017
GOVERNMENT - 0.1%
Amazon Conservation DAC
6.03% due 1/16/42
d
16,700,000 17,272,810
Total Corporate Bonds
(Cost $7,862,100,644) 7,695,682,124
ASSET-BACKED SECURITIES - 20.9%
COLLATERALIZED LOAN OBLIGATIONS - 9.5%
Hlend CLO LLC
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,d
53,450,000 53,504,385
2025-3A, A 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/37
◊,d
52,250,000 52,287,197
2025-3A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 1/20/37
◊,d
7,550,000 7,554,351
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,d
59,269,166 59,264,976
2021-2A, C 7.02% (3 Month
Term SOFR + 3.11%, Rate
Floor: 3.11%) due 4/22/33
◊,d
20,925,000 20,952,701
2021-2A, B 6.07% (3 Month
Term SOFR + 2.16%, Rate
Floor: 2.16%) due 4/22/33
◊,d
19,200,000 19,225,196
Golub Capital Partners CLO
69M, LP
2023-69A, BR 5.57% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,d
55,830,000 55,859,813
2023-69A, CR 5.92% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,d
39,730,000 39,605,395
Ares Direct Lending CLO 6 LLC
2025-2A, A1 5.20% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 10/16/37
◊,d
51,100,000 51,141,677
2025-2A, C 5.95% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/16/37
◊,d
38,550,000 38,443,128
2025-2A, B 5.55% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/16/37
◊,d
4,300,000 4,303,496
BDS LLC
2025-FL15, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 3/19/43
◊,d
40,300,000 40,333,235
2025-FL16, B 5.85% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/19/43
◊,d
13,200,000 13,199,921
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
2025-FL15, B 5.63% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 3/19/43
◊,d
12,950,000 $ 12,965,960
2025-FL14, AS 5.30% (1 Month
Term SOFR + 1.57%, Rate
Floor: 1.57%) due 10/17/42
◊,d
10,200,000 10,185,574
2024-FL13, A 5.31% (1 Month
Term SOFR + 1.58%, Rate
Floor: 1.58%) due 9/19/39
◊,d
5,000,000 4,991,075
2024-FL13, AS 5.72% (1 Month
Term SOFR + 1.99%, Rate
Floor: 1.99%) due 9/19/39
◊,d
4,000,000 3,989,568
2024-FL13, B 5.97% (1 Month
Term SOFR + 2.24%, Rate
Floor: 2.24%) due 9/19/39
◊,d
3,900,000 3,890,896
Golub Capital Partners CLO
2013-16A, A1R3 5.49% (3
Month Term SOFR + 1.63%,
Rate Floor: 1.63%) due
8/9/39
◊,d
51,154,000 51,219,989
2025-83A, C 5.89% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 11/9/38
◊,d
17,750,000 17,692,742
2025-83A, B 5.54% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,d
15,650,000 15,657,712
Cerberus Loan Funding 52 LLC
2025-3A, A 5.49% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,d
66,400,000 66,565,568
2025-3A, B 5.77% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/15/37
◊,d
15,825,000 15,840,537
LoanCore Issuer Ltd.
2021-CRE6, B 5.76% (1 Month
Term SOFR + 2.01%, Rate
Floor: 1.90%) due 11/15/38
◊,d
44,000,000 43,733,791
2021-CRE6, C 6.16% (1 Month
Term SOFR + 2.41%, Rate
Floor: 2.30%) due 11/15/38
◊,d
22,825,000 22,672,830
2021-CRE5, D 6.86% (1 Month
Term SOFR + 3.11%, Rate
Floor: 3.11%) due 7/15/36
◊,d
14,350,000 14,210,604
Cerberus Loan Funding XLIV
LLC
2023-5A, A 6.25% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 1/15/36
◊,d
50,000,000 50,113,360
2023-5A, B 7.10% (3 Month
Term SOFR + 3.20%, Rate
Floor: 3.20%) due 1/15/36
◊,d
24,950,000 25,060,761
TRTX Issuer Ltd.
2025-FL6, AS 5.48% (1 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 9/18/42
◊,d
26,900,000 26,896,525
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,d
25,400,000 25,459,489
2025-FL7, B 6.03% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 6/18/43
◊,d
14,025,000 14,024,910

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
206 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
2025-FL7, AS 5.78% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 6/18/43
◊,d
6,600,000 $ 6,599,962
Cerberus Loan Funding XL LLC
2023-1A, A 6.30% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 3/22/35
◊,d
64,859,750 64,861,534
2023-1A, B 7.50% (3 Month
Term SOFR + 3.60%, Rate
Floor: 3.60%) due 3/22/35
◊,d
4,600,000 4,625,669
FS Rialto
2021-FL3, C 5.90% (1 Month
Term SOFR + 2.16%, Rate
Floor: 2.16%) due 11/16/36
◊,d
31,150,000 31,119,763
2021-FL2, C 5.90% (1 Month
Term SOFR + 2.16%, Rate
Floor: 2.16%) due 5/16/38
◊,d
15,665,000 15,585,273
2021-FL3, B 5.65% (1 Month
Term SOFR + 1.91%, Rate
Floor: 1.91%) due 11/16/36
◊,d
8,420,000 8,408,691
2021-FL2, A 5.07% (1 Month
Term SOFR + 1.33%, Rate
Floor: 1.33%) due 5/16/38
◊,d
2,230,424 2,229,503
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A, A2TR 5.97% (3 Month
Term SOFR + 2.06%, Rate
Floor: 1.80%) due 10/15/33
◊,d
46,200,000 46,222,961
2017-9A, BR 6.12% (3 Month
Term SOFR + 2.21%, Rate
Floor: 1.95%) due 10/15/33
◊,d
6,700,000 6,708,528
2017-9A, A1TR 5.72% (3 Month
Term SOFR + 1.81%, Rate
Floor: 1.55%) due 10/15/33
◊,d
3,450,000 3,448,699
LoanCore Issuer LLC
2025-CRE9, AS 5.43% (1
Month Term SOFR + 1.70%,
Rate Floor: 1.70%) due
8/18/42
◊,d
28,150,000 28,113,785
2025-CRE8, AS 5.33% (1
Month Term SOFR + 1.59%,
Rate Floor: 1.59%) due
8/17/42
◊,d
13,700,000 13,606,715
2025-CRE9, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/18/42
◊,d
10,925,000 10,911,019
2025-CRE8, B 5.58% (1 Month
Term SOFR + 1.84%, Rate
Floor: 1.84%) due 8/17/42
◊,d
3,300,000 3,274,898
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, BR 6.17% (3 Month
Term SOFR + 2.26%, Rate
Floor: 2.00%) due 4/15/33
◊,d
30,400,000 30,435,319
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,d
24,564,493 24,571,739
Owl Rock CLO III Ltd.
2020-3A, AR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 4/20/36
◊,d
41,250,000 41,312,741
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
2020-3A, BR 6.23% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 4/20/36
◊,d
13,500,000 $ 13,531,568
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,d
37,994,982 37,988,732
2020-4A, A2R 6.05% (3 Month
Term SOFR + 2.16%, Rate
Floor: 1.90%) due 8/20/33
◊,d
16,750,000 16,770,296
FS Rialto Issuer LLC
2025-FL10, AS 5.32% (1 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 8/19/42
◊,d
17,750,000 17,504,672
2025-FL10, B 5.58% (1 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/19/42
◊,d
12,950,000 12,756,391
2024-FL9, AS 5.83% (1 Month
Term SOFR + 2.09%, Rate
Floor: 2.09%) due 10/19/39
◊,d
12,150,000 12,173,433
2024-FL9, B 6.03% (1 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 10/19/39
◊,d
10,850,000 10,877,142
Golub Capital Partners CLO
49M Ltd.
2020-49A, A1R2 5.84% (3
Month Term SOFR + 1.52%,
Rate Floor: 1.52%) due
7/20/38
◊,d
25,700,000 25,690,524
2020-49A, BR2 6.17% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/20/38
◊,d
15,000,000 15,015,219
2020-49A, CR2 6.67% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 7/20/38
◊,d
12,600,000 12,571,692
OWL Rock CLO XXII LLC
2025-22A, A 5.42% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 10/20/37
◊,d
26,450,000 26,472,636
2025-22A, B 5.75% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 10/20/37
◊,d
25,550,000 25,570,772
Cerberus Loan Funding 51 LLC
2025-2A, A 5.64% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,d
43,000,000 43,107,599
2025-2A, B 5.94% (3 Month
Term SOFR + 1.82%, Rate
Floor: 1.82%) due 10/15/37
◊,d
8,000,000 8,008,958
Owl Rock CLO XVI LLC
2024-16A, A 5.88% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 4/20/36
◊,d
39,550,000 39,667,938
2024-16A, B 6.38% (3 Month
Term SOFR + 2.50%, Rate
Floor: 2.50%) due 4/20/36
◊,d
9,550,000 9,575,728
Cerberus Loan Funding XLVIII
LLC
2024-4A, AN 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/15/36
◊,d
20,150,000 20,209,989

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 207
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
2024-4A, B 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/15/36
◊,d
14,700,000 $ 14,716,063
2024-4A, C 6.20% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 10/15/36
◊,d
10,700,000 10,742,729
Eldridge CLO Ltd.
2025-1A, B 5.57% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/20/38
◊,d
35,850,000 35,914,942
2025-2A, C 5.50% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/39
◊,d
8,975,000 8,975,000
Cerberus Loan Funding 50 LLC
2025-1A, A 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/15/37
◊,d
31,550,000 31,644,716
2025-1A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/37
◊,d
11,800,000 11,816,049
AREIT Ltd.
2025-CRE10, A 5.35% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 12/17/29
◊,d
21,850,000 21,826,304
2025-CRE10, AS 5.50% (1
Month Term SOFR + 1.54%,
Rate Floor: 1.54%) due
1/17/30
◊,d
18,000,000 17,935,042
BSPRT Issuer LLC
2025-FL12, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 1/17/43
◊,d
13,900,000 13,885,684
2025-FL12, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 1/17/43
◊,d
12,600,000 12,627,924
2024-FL11, AS 5.85% (1 Month
Term SOFR + 2.10%, Rate
Floor: 2.10%) due 7/15/39
◊,d
8,900,000 8,901,327
2024-FL11, B 6.04% (1 Month
Term SOFR + 2.29%, Rate
Floor: 2.29%) due 7/15/39
◊,d
3,800,000 3,818,750
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, A1 5.26% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 10/15/37
◊,d
18,600,000 18,585,886
2025-1A, C 5.96% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,d
13,800,000 13,761,622
2025-1A, B 5.51% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 10/15/37
◊,d
6,300,000 6,304,286
Owl Rock CLO VII LLC
2022-7A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 4/20/38
◊,d
38,050,000 37,983,881
Carlyle Direct Lending CLO LLC
2015-1A, A11A 5.70% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/15/36
◊,d
28,850,000 28,900,049
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
2015-1A, A12B 5.90% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 7/15/36
◊,d
7,500,000 $ 7,496,944
Palmer Square CLO Ltd.
2023-4A, BR 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 10/20/37
◊,d
19,950,000 20,022,682
2023-4A, CR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/20/37
◊,d
16,250,000 16,304,889
KREF Ltd.
2021-FL2, AS 5.15% (1 Month
Term SOFR + 1.41%, Rate
Floor: 1.30%) due 2/15/39
◊,d
19,300,000 18,928,353
2021-FL2, C 5.85% (1 Month
Term SOFR + 2.11%, Rate
Floor: 2.00%) due 2/15/39
◊,d
16,600,000 16,527,202
Fortress Credit BSL XV Ltd.
2022-2A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 10/18/33
◊,d
35,000,000 35,037,692
Ares Direct Lending CLO 8 LLC
2025-4A, A1 5.07% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/39
◊,d
19,500,000 19,498,222
2025-4A, C 5.67% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/20/39
◊,d
8,700,000 8,699,137
2025-4A, A2 5.27% (3 Month
Term SOFR + 1.60%, Rate
Floor: 1.60%) due 1/20/39
◊,d
4,400,000 4,399,588
2025-4A, B 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/20/39
◊,d
2,300,000 2,299,780
BXMT Ltd.
2020-FL2, B 5.50% (1 Month
Term SOFR + 1.76%, Rate
Floor: 1.76%) due 2/15/38
◊,d
16,000,000 15,859,213
2020-FL2, A 5.00% (1 Month
Term SOFR + 1.26%, Rate
Floor: 1.26%) due 2/15/38
◊,d
6,227,924 6,196,790
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,d
6,008,500 5,948,910
2020-FL2, C 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 2.01%) due 2/15/38
◊,d
5,360,000 5,288,720
JCP Direct Lending CLO LLC
2023-1A, A1R 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,d
32,011,250 32,054,523
Madison Park Funding LXXI Ltd.
2025-71A, B 5.36% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/23/38
◊,d
31,200,000 31,239,403
PFP Ltd.
2025-12, A 5.22% (1 Month
Term SOFR + 1.49%, Rate
Floor: 1.49%) due 12/18/42
◊,d
11,800,000 11,783,233

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
208 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
2025-12, AS 5.48% (1 Month
Term SOFR + 1.74%, Rate
Floor: 1.74%) due 12/18/42
◊,d
7,554,000 $ 7,557,399
2024-11, AS 5.97% (1 Month
Term SOFR + 2.19%, Rate
Floor: 2.19%) due 9/17/39
◊,d
5,009,191 5,009,083
2024-11, A 5.61% (1 Month
Term SOFR + 1.83%, Rate
Floor: 1.83%) due 9/17/39
◊,d
3,719,011 3,719,233
GoldenTree Loan Management
US CLO 24 Ltd.
2025-24A, B 5.43% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 10/20/38
◊,d
27,650,000 27,720,400
Fontainbleau Vegas
9.43% due 1/31/28
a
26,250,000 27,562,500
Golub Capital Partners CLO
16M-R3
2013-16A, BR3 5.81% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/9/39
◊,d
18,750,000 18,772,028
2013-16A, A2R3 5.61% (3
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/9/39
◊,d
6,000,000 6,009,022
Madison Park Funding LIII Ltd.
2022-53A, B 5.62% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 4/21/35
◊,d
24,000,000 24,052,824
Madison Park Funding XLVIII
Ltd.
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,d
14,000,000 13,998,506
2021-48A, CR 5.42% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/19/39
◊,d
9,900,000 9,919,198
Neuberger Berman CLO 32R
Ltd.
2019-32RA, B 5.98% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/39
◊,d
14,100,000 14,141,439
2019-32RA, C 6.18% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/20/39
◊,d
8,345,000 8,372,447
Cerberus Loan Funding XLVI,
LP
2024-2A, A 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 7/15/36
◊,d
16,500,000 16,542,395
2024-2A, B 6.20% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 7/15/36
◊,d
5,900,000 5,913,333
Golub Capital Partners CLO
54M L.P
2021-54A, BR 5.80% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 8/5/37
◊,d
21,000,000 21,021,804
Ares Direct Lending CLO 7 LLC
2025-3A, B 5.58% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/38
◊,d
20,250,000 20,267,907
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
STWD LLC
2025-FL4, AS 5.43% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/19/42
◊,d
11,150,000 $ 11,139,423
2025-FL4, B 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 11/19/42
◊,d
8,200,000 8,196,110
AGL CLO 39 Ltd.
2025-39A, B 5.38% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/20/38
◊,d
18,910,000 18,946,046
GoldenTree Loan Management
US CLO 9 Ltd.
2021-9A, CR 6.28% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 4/20/37
◊,d
18,550,000 18,637,970
BCRED CLO LLC
2025-1A, C 5.88% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 4/20/37
◊,d
11,300,000 11,265,547
2025-1A, B 5.58% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 4/20/37
◊,d
7,150,000 7,155,397
HPS Private Credit CLO LLC
2025-3A, B 6.31% (3 Month
Term SOFR + 2.05%, Rate
Floor: 2.05%) due 7/20/37
◊,d
9,150,000 9,164,239
2025-3A, A1 5.91% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,d
8,500,000 8,502,611
Golub Capital Partners CLO
54M, LP
2021-54A, A1R 5.37% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 8/5/37
◊,d
9,050,000 9,057,931
2021-54A, A2R 5.60% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 8/5/37
◊,d
7,800,000 7,810,686
Owl Rock CLO I LLC
2019-1A, ANR 6.29% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 2/20/36
◊,d
14,400,000 14,410,473
2019-1A, BR 7.14% (3 Month
Term SOFR + 3.25%, Rate
Floor: 3.25%) due 2/20/36
◊,d
1,100,000 1,105,144
Ares LXXVIII CLO Ltd.
2025-78A, SUB , (WAC) due
1/15/39
◊,d,n
17,000,000 15,468,300
Voya CLO Ltd.
2024-2A, B 5.68% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/20/37
◊,d
14,750,000 14,814,769
2013-1A, INC , (WAC) due
10/15/30
◊,d,n
10,575,071 254,648
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,d
13,900,000 13,925,044

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 209
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
BCC Middle Market CLO LLC
2019-1A, A1RR 5.35% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 7/15/36
◊,d
13,850,000 $ 13,861,577
Ares Direct Lending CLO 2 LLC
2024-2A, C 6.23% (3 Month
Term SOFR + 2.35%, Rate
Floor: 2.35%) due 10/20/36
◊,d
13,600,000 13,568,058
OWL Rock CLO XXI LLC
2025-21A, B 5.77% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 7/24/34
◊,d
13,250,000 13,263,805
Madison Park Funding LXV Ltd.
2025-65A, C 6.12% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 7/16/38
◊,d
7,200,000 7,221,925
2025-65A, B 6.02% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/16/38
◊,d
5,500,000 5,520,071
OWL Rock CLO XIX LLC
2024-19A, B 5.76% (3 Month
Term SOFR + 1.90%, Rate
Floor: 1.90%) due 10/22/37
◊,d
12,700,000 12,714,783
Magnetite LII Ltd.
2025-52A, SUB , (WAC) due
1/25/39
◊,a,d,n
13,850,000 12,465,000
Midocean Credit CLO XXI
2025-21A, SUB , (WAC) due
10/20/38
◊,d,n
15,600,000 12,359,880
Cerberus Loan Funding 53 LLC
2025-4A, C 5.68% (3 Month
Term SOFR + 2.00%, Rate
Floor: 2.00%) due 1/15/38
◊,d
12,250,000 12,249,726
Cerberus Loan Funding XLV
LLC
2024-1A, B 6.30% (3 Month
Term SOFR + 2.40%, Rate
Floor: 2.40%) due 4/15/36
◊,d
12,000,000 12,030,130
Golub Capital Partners CLO
83M
2025-83A, A2 5.39% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 11/9/38
◊,d
12,000,000 12,011,125
KKR CLO 16 Ltd.
16, A2R3 5.45% (3 Month Term
SOFR + 1.60%, Rate Floor:
1.60%) due 10/20/34
◊,d
11,850,000 11,902,911
Greystone CRE Notes Ltd.
2021-FL3, C 5.86% (1 Month
Term SOFR + 2.11%, Rate
Floor: 2.00%) due 7/15/39
◊,d
12,000,000 11,877,961
Golub Capital Partners CLO
31M Ltd.
2016-31A, BRR 5.75% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 11/5/37
◊,d
9,500,000 9,509,115
2016-31A, CRR 6.20% (3
Month Term SOFR + 2.30%,
Rate Floor: 2.30%) due
11/5/37
◊,d
2,250,000 2,244,408
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
BRSP Ltd.
2024-FL2, A 5.68% (1 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 8/19/37
◊,d
5,650,000 $ 5,646,632
2021-FL1, D 6.55% (1 Month
Term SOFR + 2.81%, Rate
Floor: 2.70%) due 8/19/38
◊,d
4,200,000 4,202,124
2024-FL2, AS 6.11% (1 Month
Term SOFR + 2.38%, Rate
Floor: 2.38%) due 8/19/37
◊,d
1,850,000 1,849,989
Brant Point CLO Ltd.
2025-8A, SUB , (WAC) due
3/31/38
◊,a,d,n
13,914,000 11,595,928
Carlyle US CLO Ltd.
2025-4A, SUB , (WAC) due
10/25/37
◊,d,n
15,000,000 11,017,500
BSPDF Issuer LLC
2025-FL2, AS 5.69% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 12/15/42
◊,d
10,300,000 10,325,179
Golub Capital Partners CLO
46M Ltd.
2019-46A, BR 6.18% (3 Month
Term SOFR + 2.30%, Rate
Floor: 2.30%) due 4/20/37
◊,d
10,300,000 10,321,700
Ares Direct Lending CLO 1 LLC
2024-1A, B 6.06% (3 Month
Term SOFR + 2.20%, Rate
Floor: 2.20%) due 4/25/36
◊,d
9,750,000 9,768,122
Acrec LLC
2025-FL3, AS 5.37% (1 Month
Term SOFR + 1.64%, Rate
Floor: 1.64%) due 8/18/42
◊,d
5,900,000 5,844,655
2025-FL3, B 5.68% (1 Month
Term SOFR + 1.94%, Rate
Floor: 1.94%) due 8/18/42
◊,d
3,250,000 3,218,839
Serenity-Peace Park CLO Ltd.
2025-1A, SUB , (WAC) due
10/24/38
◊,d,n
12,500,000 8,995,000
Boyce Park CLO Ltd.
2022-1A, B1 5.62% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 4/21/35
◊,d
8,800,000 8,823,175
Madison Park Funding LVIII Ltd.
2024-58A, C 6.31% (3 Month
Term SOFR + 2.45%, Rate
Floor: 2.45%) due 4/25/37
◊,d
8,250,000 8,293,835
Fortress Credit Opportunities
XXV CLO LLC
2024-25A, A2 5.65% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 1/15/37
◊,d
7,200,000 7,208,485
Dryden 37 Senior Loan Fund
2015-37A, BR 5.57% (3 Month
Term SOFR + 1.66%, Rate
Floor: 1.40%) due 1/15/31
◊,d
3,678,679 3,684,195
2015-37A, CR 7.42% (3 Month
Term SOFR + 3.51%, Rate
Floor: 3.25%) due 1/15/31
◊,d
3,333,334 3,345,763
2015-37A, SUB, due 1/15/31
◊,d,n
2,987,987 6,998

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
210 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
Fortress Credit BSL XVI Ltd.
2022-3A, BR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/20/35
◊,d
7,000,000 $ 7,013,031
RR Ltd.
2025-41A, SUB , (WAC) due
10/15/40
◊,d,n
8,500,000 6,913,050
Owl Rock CLO VIII LLC
2022-8A, A2R 5.67% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 4/24/37
◊,d
6,500,000 6,510,854
Owl Rock CLO IX LLC
2022-9A, BR 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 11/22/37
◊,d
6,450,000 6,456,647
CIFC Funding Ltd.
2015-4A, BR3 due 1/17/39
◊,d,n
6,000,000 6,000,000
Barings CLO Ltd.
2022-3A, BR 5.63% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 10/20/37
◊,d
5,950,000 5,975,724
Elmwood CLO 38 Ltd.
2025-1A, B1 5.31% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 4/22/38
◊,d
5,500,000 5,514,018
Ares Direct Lending CLO 3 LLC
2024-3A, B 5.73% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 1/20/37
◊,d
5,450,000 5,455,255
Cerberus Loan Funding XLVII
LLC
2024-3A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/36
◊,d
5,250,000 5,257,030
Sound Point CLO XXIV
2019-3A, B1R 5.82% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.96%) due 10/25/34
◊,d
5,150,000 5,151,888
AGL CLO 42 Ltd.
2025-42A, B 5.92% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/22/38
◊,d
5,000,000 5,012,713
Ares LXVII CLO Ltd.
2022-67A, BR 5.41% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/25/38
◊,d
5,000,000 5,009,395
STWD Ltd.
2021-FL2, C 5.95% (1 Month
Term SOFR + 2.21%, Rate
Floor: 2.10%) due 4/18/38
◊,d
2,820,000 2,778,034
2021-FL2, A 5.05% (1 Month
Term SOFR + 1.31%, Rate
Floor: 1.20%) due 4/18/38
◊,d
2,094,892 2,094,892
Owl Rock CLO XVII LLC
2024-17A, B 5.85% (3 Month
Term SOFR + 1.95%, Rate
Floor: 1.95%) due 7/15/36
◊,d
4,300,000 4,305,538
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 9.5% (continued)
Carlyle US CLO
2024-4A, B 5.63% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 7/20/37
◊,d
3,700,000 $ 3,714,097
Dryden XXVI Senior Loan Fund
2013-26A, CR 6.02% (3 Month
Term SOFR + 2.11%) due
4/15/29
◊,d
3,500,000 3,508,197
Ares XXVII CLO Ltd.
2013-2A, CR3 5.71% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 10/28/34
◊,d
2,800,000 2,804,404
ACRE Commercial Mortgage
Ltd.
2021-FL4, C 6.10% (1 Month
Term SOFR + 2.36%, Rate
Floor: 1.75%) due 12/18/37
◊,d
2,683,272 2,629,606
Sound Point CLO XXXI Ltd.
2021-3A, B 5.77% (3 Month
Term SOFR + 1.91%, Rate
Floor: 1.65%) due 10/25/34
◊,d
2,200,000 2,200,214
Great Lakes CLO Ltd.
2014-1A, SUB , (WAC) due
10/15/29
◊,d,n
461,538 236,247
LCM XXIV Ltd.
24A, CR 6.05% (3 Month Term
SOFR + 2.16%) due 3/20/30
◊,d
183,576 183,956
Carlyle Global Market Strategies
CLO Ltd.
2012-3A, SUB , (WAC) due
1/14/32
◊,d,n
8,920,000 20,326
Venture XIII CLO Ltd.
2013-13A, SUB , (WAC) due
9/10/29
◊,d,n
3,700,000 370
Copper River CLO Ltd.
2007-1A INC, due 1/20/21
◊,k,n
1,500,000 150
Babson CLO Ltd.
2014-IA, SUB, due 7/20/25
◊,d,n
1,300,000 130
Total Collateralized Loan Obligations 2,898,431,201
TRANSPORT-AIRCRAFT - 2.3%
AASET Trust
2024-1A, A1 6.26% due
5/16/49
d
46,625,810 47,873,750
2025-2A, A 5.52% due 2/16/50
d
32,139,951 32,328,169
2021-1A, A 2.95% due
11/16/41
d
32,395,538 31,188,477
2021-2A, A 2.80% due 1/15/47
d
28,676,433 27,201,727
2025-3A, A 5.24% due 2/16/50
d
16,127,292 16,147,750
2025-1A, A 5.94% due 2/16/50
d
12,238,178 12,472,172
2020-1A, A 3.35% due 1/16/40
d
5,259,814 5,222,996
2019-2, A 3.38% due 10/16/39
d
110,945 110,842
Castlelake Aircraft Structured
Trust
2025-3A, A 5.09% due
11/15/50
d
47,683,083 47,814,565

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 211
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
TRANSPORT-AIRCRAFT - 2.3% (continued)
2025-2A, A 5.47% due 8/15/50
d
45,779,458 $ 46,309,639
2025-1A, A 5.78% due 2/15/50
d
22,197,681 22,555,183
2021-1A, A 3.47% due 1/15/46
d
5,542,136 5,495,137
Slam Ltd.
2024-1A, A 5.34% due 9/15/49
d
32,383,203 32,795,586
2025-1A, A 5.81% due 5/15/50
d
25,669,368 26,306,885
2021-1A, A 2.43% due 6/15/46
d
13,921,898 13,288,213
2021-1A, B 3.42% due 6/15/46
d
1,075,050 1,029,160
Navigator Aviation Ltd.
2024-1, A 5.40% due 8/15/49
d
44,197,619 44,374,498
2025-1, A 5.11% due 10/15/50
d
20,790,233 20,584,601
AASET Ltd.
2024-2A, A 5.93% due 9/16/49
d
46,906,928 47,563,991
Navigator Aircraft ABS Ltd.
2021-1, A 2.77% due 11/15/46
d
47,440,576 45,311,595
Lift
6.73% due 12/15/30
a
42,345,348 43,565,257
Lunar Structured Aircraft
Portfolio Notes
2021-1, A 2.64% due 10/15/46
d
32,927,439 31,413,043
Gilead Aviation LLC
2025-1A, A 5.79% due 3/15/50
d
28,159,744 28,571,144
ALTDE Trust
2025-1A, A 5.90% due 8/15/50
d
25,864,443 26,433,655
Sprite Ltd.
2021-1, A 3.75% due 11/15/46
d
11,566,926 11,314,680
WAVE LLC
2019-1, A 3.60% due 9/15/44
d
10,526,540 10,338,009
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42
d
9,031,123 9,017,667
MAPS Trust
2021-1A, A 2.52% due 6/15/46
d
8,310,523 7,962,449
Castlelake Aircraft Securitization
Trust
2018-1, A 4.13% due 6/15/43
d
3,725,774 3,688,520
Falcon Aerospace Ltd.
3.60% due 9/15/39
d
2,460,676 2,448,389
Total Transport-Aircraft 700,727,749
FINANCIAL - 2.2%
Station Place Securitization
Trust
2025-SP1, A1 5.16% (1 Month
Term SOFR + 1.30%, Rate
Floor: 0.00%) due 7/2/26
◊,a,d
50,725,000 50,725,000
2024-SP2, A1 5.46% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/12/26
◊,a,d
50,500,000 50,500,000
2025-SP2, A1 4.88% (1 Month
Term SOFR + 1.15%, Rate
Floor: 1.15%) due 9/25/26
◊,a,d
31,800,000 31,800,000
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
FINANCIAL - 2.2% (continued)
KKR Core Holding Co. LLC
4.00% due 8/12/31
a
69,543,736 $ 65,041,210
Ceamer Finance LLC
6.79% due 11/15/39
a
25,510,067 26,300,352
6.17% due 12/15/40
a
23,050,000 23,050,000
3.69% due 3/24/31
a
8,015,492 7,795,436
6.92% due 11/15/37
a
5,254,935 5,463,128
Lightning A
5.50% due 3/1/37
a
57,700,000 54,677,166
Thunderbird A
5.50% due 3/1/37
a
57,700,000 54,677,166
HV Eight LLC
5.52% due 11/15/37
a
EUR 45,957,191 53,853,311
LVNV Funding LLC
7.80% due 11/5/28
a
39,400,000 41,355,370
6.84% due 6/12/29
a
11,400,000 11,709,889
Strategic Partners Fund VIII, LP
6.32% due 3/31/28
a
30,780,988 30,763,475
6.33% due 3/31/28
a
9,984,992 9,984,467
Obsidian Issuer LLC
2025-1A, A 6.93% due
5/15/55
a,d
36,500,000 36,781,267
Metis Issuer, LLC
6.89% due 5/15/55
a
29,900,000 30,339,998
HV Structured Solutions IV
6.22% due 9/15/30
a
28,760,176 28,560,508
AQUILA FDG
7.40% due 9/30/45
a
15,650,000 16,233,055
Project Onyx II
6.27% due 6/15/30
a
13,822,242 13,820,752
Bib Merchant Voucher
Receivables Ltd.
4.18% due 4/7/28
a
8,921,408 8,849,886
AHG Funding
7.27% due 12/31/44
a
8,336,653 8,561,769
Nassau LLC
2019-1, 3.98% due 8/15/34
k
5,181,845 4,661,174
Industrial DPR Funding Ltd.
2016-1A, 3 5.24% due
4/15/26
a,d
336,479 336,155
Total Financial 665,840,534
INFRASTRUCTURE - 2.0%
Switch ABS Issuer LLC
2024-2A, A2 5.44% due
6/25/54
d
52,900,000 53,054,473
2025-1A, A2 5.04% due
3/25/55
d
35,700,000 35,093,164
2024-1A, A2 6.28% due
3/25/54
d
9,550,000 9,644,739

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
212 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
INFRASTRUCTURE - 2.0% (continued)
Stack Infrastructure Issuer LLC
2025-1A, A2 5.00% due
5/25/50
d
37,950,000 $ 37,493,868
2023-3A, A2 5.90% due
10/25/48
d
31,313,000 31,579,486
2024-1A, A2 5.90% due
3/25/49
d
16,250,000 16,451,853
2023-2A, A2 5.90% due
7/25/48
d
6,000,000 6,030,191
2023-1A, A2 5.90% due
3/25/48
d
6,000,000 6,014,251
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
d
76,175,000 76,692,929
VB-S1 Issuer LLC - VBTEL
2022-1A, D 4.29% due 2/15/52
d
40,900,000 40,307,384
2024-1A, C2 5.59% due
5/15/54
d
28,950,000 29,181,791
2024-1A, D 6.64% due 5/15/54
d
3,950,000 4,016,462
Hotwire Funding LLC
2023-1A, C 8.84% due 5/20/53
d
31,200,000 31,868,660
2024-1A, A2 5.89% due
6/20/54
d
22,750,000 23,137,464
2021-1, A2 2.31% due 11/20/51
d
5,350,000 5,239,943
2024-1A, C 9.19% due 6/20/54
d
3,860,000 4,005,673
2021-1, B 2.66% due 11/20/51
d
4,025,000 3,944,956
2024-1A, B 6.67% due 6/20/54
d
3,150,000 3,220,676
Aligned Data Centers Issuer LLC
2021-1A, A2 1.94% due
8/15/46
d
47,980,000 47,120,496
2023-1A, A2 6.00% due
8/17/48
d
2,600,000 2,619,141
2023-2A, A2 6.50% due
11/16/48
d
1,345,000 1,364,166
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
d
41,150,000 40,670,841
Vantage Data Centers Issuer
LLC
2024-1A, A2 5.10% due
9/15/54
d
30,550,000 30,340,641
SBA Tower Trust
4.83% due 10/15/29
d
22,150,000 22,288,085
6.60% due 1/15/28
d
3,800,000 3,891,088
QTS Issuer ABS II LLC
2025-1A, A2 5.04% due
10/5/55
d
23,550,000 23,342,214
Blue Stream Issuer LLC
2023-1A, A2 5.40% due
5/20/53
d
6,625,000 6,665,987
2024-1A, A2 5.41% due
11/20/54
d
5,100,000 5,165,094
Compass Datacenters Issuer
II LLC
2025-1A, A1 5.32% due
5/25/50
d
9,669,000 9,755,964
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
INFRASTRUCTURE - 2.0% (continued)
ALLO Issuer LLC
2025-1A, A2 5.53% due
4/20/55
d
8,150,000 $ 8,243,062
2024-1A, A2 5.94% due
7/20/54
d
1,000,000 1,015,086
Total Infrastructure 619,459,828
WHOLE BUSINESS - 1.7%
SERVPRO Master Issuer LLC
2021-1A, A2 2.39% due
4/25/51
d
43,173,640 40,824,152
2025-1A, A2 5.53% due
10/25/55
d
30,000,000 29,856,516
2024-1A, A2 6.17% due
1/25/54
d
22,715,400 23,446,999
2022-1A, A2 3.13% due
1/25/52
d
22,618,750 21,453,299
Subway Funding LLC
2024-3A, A23 5.91% due
7/30/54
d
35,838,000 35,532,653
2024-1A, A23 6.51% due
7/30/54
d
28,264,500 29,210,233
2024-1A, A2II 6.27% due
7/30/54
d
18,711,000 19,104,545
2024-1A, A2I 6.03% due
7/30/54
d
9,405,000 9,534,256
Arbys Funding LLC
2020-1A, A2 3.24% due
7/30/50
d
93,170,518 90,745,988
Taco Bell Funding LLC
2025-1A, A2II 5.05% due
8/25/55
d
24,050,000 23,958,956
2025-1A, A2I 4.82% due
8/25/55
d
19,400,000 19,291,199
Wingstop Funding LLC
2020-1A, A2 2.84% due
12/5/50
d
25,117,500 24,335,072
2024-1A, A2 5.86% due
12/5/54
d
16,860,000 17,323,466
2022-1A, A2 3.73% due 3/5/52
d
1,191,000 1,154,128
Sonic Capital LLC
2021-1A, A2II 2.64% due
8/20/51
d
14,081,953 12,208,208
2020-1A, A2I 3.85% due
1/20/50
d
12,012,253 11,887,912
2021-1A, A2I 2.19% due
8/20/51
d
9,856,505 9,177,274
2020-1A, A2II 4.34% due
1/20/50
d
6,896,467 6,664,651
ServiceMaster Funding LLC
2020-1, A2II 3.34% due
1/30/51
d
27,632,177 24,681,364
2020-1, A2I 2.84% due 1/30/51
d
9,192,007 8,744,911
Five Guys Holdings, Inc.
2023-1A, A2 7.55% due
1/26/54
d
25,190,550 25,907,995
Wendy's Funding LLC
2025-1A, A2I 5.42% due
12/15/55
d
18,975,000 18,918,906

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 213
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
WHOLE BUSINESS - 1.7% (continued)
DB Master Finance LLC
2025-1A, A2II 5.17% due
8/20/55
d
14,100,000 $ 14,114,730
Domino's Pizza Master Issuer
LLC
2017-1A, A23 4.12% due
7/25/47
d
7,802,000 7,757,248
Planet Fitness Master Issuer
LLC
2024-1A, A2II 6.24% due
6/5/54
d
1,925,625 1,994,216
Total Whole Business 527,828,877
NET LEASE - 0.8%
CARS-DB4, LP
2020-1A, A5 3.48% due
2/15/50
d
21,740,830 21,345,828
2020-1A, A6 3.81% due
2/15/50
d
19,811,718 18,774,175
2020-1A, A3 3.25% due
2/15/50
d
3,357,429 3,138,976
Store Master Funding I-VII
2016-1A, A1 3.96% due
10/20/46
d
25,892,475 25,697,764
2016-1A, A2 4.32% due
10/20/46
d
10,265,666 10,157,758
2018-1A, A4 4.74% due
10/20/48
d
2,772,775 2,736,874
CF Hippolyta Issuer LLC
2022-1A, A2 6.11% due
8/15/62
d
20,036,218 19,449,351
2020-1, B1 2.28% due 7/15/60
d
10,075,718 6,281,961
2020-1, B2 2.60% due 7/15/60
d
4,312,872 2,742,408
Capital Automotive REIT
2024-2A, A2 5.25%, REIT due
5/15/54
d
13,927,833 13,898,692
2024-3A, A2 4.55%, REIT due
10/15/54
d
9,696,094 9,277,919
2024-2A, A1 4.90%, REIT due
5/15/54
d
3,288,542 3,286,827
CMFT Net Lease Master Issuer
LLC
2021-1, A5 2.91% due 7/20/51
d
10,050,000 9,273,495
2021-1, A4 3.04% due 7/20/51
d
5,050,000 4,363,040
2021-1, A3 2.51% due 7/20/51
d
3,000,000 2,789,775
2021-1, A6 3.44% due 7/20/51
d
3,215,000 2,750,024
SVC ABS LLC
2023-1A, A 5.15% due 2/20/53
d
15,132,542 14,953,819
2023-1A, B 5.55% due 2/20/53
d
3,475,208 3,407,440
Store Master Funding I-VII XIV
XIX XX
2021-1A, A2 2.96% due
6/20/51
d
12,512,000 10,595,607
2021-1A, A4 3.70% due
6/20/51
d
3,502,382 3,064,362
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
NET LEASE - 0.8% (continued)
Oak Street Investment Grade
Net Lease Fund
2020-1A, A3 2.26% due
11/20/50
d
14,856,250 $ 11,523,140
Tenet Equity Funding LLC
2024-1A, A1 5.49% due
10/20/54
d
10,021,548 10,142,591
New Economy Assets Phase 1
Sponsor LLC
2021-1, B1 2.41% due
10/20/61
d
10,000,000 6,135,425
Store Master Funding I-VII XIV
XIX XX XXIV XXII
2024-1A, A1 5.69% due
5/20/54
d
5,950,000 6,027,573
CARS-DB5, LP
2021-1A, A4 2.76% due
8/15/51
d
6,502,375 5,540,741
STORE Master Funding LLC
2025-1A, A5 5.17% due
10/20/55
d
4,843,938 4,835,610
CARS-DB7, LP
2023-1A, A1 5.75% due
9/15/53
d
4,259,938 4,291,472
Total Net Lease 236,482,647
SINGLE FAMILY RESIDENCE - 0.7%
Tricon Residential Trust
2023-SFR2, B 5.00% due
12/17/40
d
31,239,000 31,209,354
2024-SFR4, B 4.65% due
11/17/41
d
10,775,000 10,691,770
2024-SFR3, B 5.00% due
8/17/41
d
10,500,000 10,549,104
2024-SFR2, A 4.75% due
6/17/40
d
9,968,435 10,000,723
2024-SFR3, C 5.25% due
8/17/41
d
9,550,000 9,528,325
2024-SFR2, C 5.90% due
6/17/40
d
9,215,000 9,338,086
2024-SFR2, B 5.70% due
6/17/40
d
7,950,000 8,069,574
2021-SFR1, D 2.59% due
7/17/38
d
7,000,000 6,912,362
2024-SFR1, B 4.75% due
4/17/41
d
3,600,000 3,590,576
Home Partners of America Trust
2021-2, D 2.65% due 12/17/26
d
46,295,664 45,192,906
2021-3, C 2.80% due 1/17/41
d
14,969,807 14,129,335
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,d
28,150,000 28,230,247
2025-SFR6, B 5.40% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 8/17/42
◊,d
6,850,000 6,854,274
FirstKey Homes Trust
2021-SFR1, D 2.19% due
8/17/38
d
13,174,000 12,947,698

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
214 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
SINGLE FAMILY RESIDENCE - 0.7% (continued)
Invitation Homes Trust
2024-SFR1, B 4.00% due
9/17/41
d
13,100,000 $ 12,757,778
Total Single Family Residence 220,002,112
INSURANCE - 0.6%
Dogwood State Bank
6.45% due 6/24/32
a
105,018,028 105,740,312
Obra Longevity
8.48% due 6/30/39
a
67,000,000 71,115,549
CHEST
7.13% due 3/23/43
a
17,190,000 17,968,381
JGWPT XXIII LLC
2011-1A, A 4.70% due
10/15/56
d
1,714,221 1,707,618
JGWPT XXIV LLC
2011-2A, A 4.94% due 9/15/56
d
1,278,599 1,272,551
321 Henderson Receivables
VI LLC
2010-1A, A 5.56% due 7/15/59
d
252,736 254,355
VICOF 2
4.00% due 2/22/30
a
245,569 244,963
SPSS
5.14% due 11/15/52
a
115,209 106,905
Total Insurance 198,410,634
TRANSPORT-CONTAINER - 0.4%
Textainer Marine Containers
VII Ltd.
2020-1A, A 2.73% due 8/21/45
d
27,585,043 26,729,022
2021-3A, A 1.94% due 8/20/46
d
20,453,400 18,337,842
2021-2A, A 2.23% due 4/20/46
d
2,036,666 1,928,976
TIF Funding III LLC
2024-1A, A 5.48% due 4/20/49
d
28,929,375 29,038,158
Triton Container Finance IX LLC
2025-1A, A 5.43% due 6/20/50
d
20,150,500 20,289,530
MC Ltd.
2021-1, A 2.63% due 11/5/35
d
7,114,629 6,758,942
CLI Funding IX LLC
2025-1A, A 5.35% due 6/20/50
d
4,463,042 4,524,938
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
d
1,925,582 1,792,472
Total Transport-Container 109,399,880
COLLATERALIZED DEBT OBLIGATIONS - 0.4%
Anchorage Credit Funding 4 Ltd.
2016-4A, AR 2.72% due
4/27/39
d
111,754,127 106,318,171
Anchorage Credit Funding 13
Ltd.
2021-13A, A2 2.80% due
7/27/39
d
2,700,000 2,611,044
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 20.9% (continued)
COLLATERALIZED DEBT OBLIGATIONS - 0.4% (continued)
2021-13A, C2 3.65% due
7/27/39
d
1,950,000 $ 1,797,469
Total Collateralized Debt Obligations 110,726,684
UNSECURED CONSUMER LOANS - 0.2%
Service Experts Issuer LLC
2024-1A, A 6.39% due
11/20/35
d
16,035,779 16,432,567
2025-1A, A 5.38% due 1/20/37
d
14,312,732 14,310,299
Foundation Finance Trust
2024-2A, B 4.93% due 3/15/50
d
6,945,527 6,967,715
2025-1A, C 5.55% due 4/15/50
d
3,558,080 3,603,923
UPX HIL Issuer Trust
2025-1, A 5.16% due 1/25/47
d
8,822,931 8,891,077
Stream Innovations Issuer Trust
2024-2A, A 5.21% due 2/15/45
d
5,927,103 5,994,408
GreenSky Home Improvement
Issuer Trust
2024-2, B 5.26% due 10/27/59
d
2,609,397 2,643,115
Total Unsecured Consumer Loans 58,843,104
AUTOMOTIVE - 0.1%
Avis Budget Rental Car Funding
AESOP LLC
2023-8A, B 6.66% due 2/20/30
d
15,350,000 16,214,223
2023-8A, A 6.02% due 2/20/30
d
11,000,000 11,527,272
2024-3A, B 5.58% due
12/20/30
d
8,250,000 8,501,316
2025-2A, B 5.51% due 8/20/31
d
4,950,000 5,085,394
Total Automotive 41,328,205
Total Asset-Backed Securities
(Cost $6,406,088,876) 6,387,481,455
U.S. GOVERNMENT SECURITIES - 16.7%
U.S. Treasury Bonds
4.38% due 11/15/39 481,310,000 474,823,597
due 5/15/51
h,p
1,576,540,000 442,739,712
2.00% due 11/15/41 585,030,000 408,309,806
1.88% due 2/15/41 337,960,000 236,096,744
due 5/15/44
i,p
388,845,000 158,089,511
1.75% due 8/15/41 207,280,000 139,857,321
due 2/15/46
i,p
290,070,000 104,406,224
due 11/15/51
h,p
275,000,000 75,526,668
due 2/15/51
h,p
235,000,000 66,803,384
due 11/15/44
i,p
75,000,000 28,877,749
4.75% due 8/15/55 2,210,000 2,172,706
U.S. Treasury Inflation Indexed
Bonds
2.13% due 1/15/35
q
619,570,187 630,507,776
1.88% due 7/15/35
q
524,609,435 523,204,814
2.13% due 4/15/29
q
321,091,504 327,858,199

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 215
a
A
FACE
AMOUNT
~
VALUE
U.S. GOVERNMENT SECURITIES - 16.7% (continued)
1.63% due 10/15/29
q
265,941,030 $ 268,549,308
1.25% due 4/15/28
q
147,143,592 146,542,117
2.38% due 2/15/55
q
118,685,687 112,584,388
1.38% due 7/15/33
q
29,986,637 29,226,837
U.S. Treasury Notes
4.13% due 11/30/29 265,300,000 269,880,569
4.25% due 2/28/31 197,000,000 201,532,539
4.25% due 5/15/35 192,162,000 193,753,341
4.25% due 8/15/35 180,000,000 181,293,750
4.63% due 2/15/35 58,500,000 60,723,457
3.63% due 8/31/30 10,024,000 9,988,368
3.63% due 8/31/29 8,450,000 8,448,680
3.88% due 7/31/30 4,203,000 4,234,030
4.00% due 5/31/30 1,997,400 2,022,836
3.63% due 3/31/28 1,531,000 1,535,067
Total U.S. Government Securities
(Cost $5,310,247,324) 5,109,589,498
SENIOR FLOATING RATE INTERESTS - 5.0%
FINANCIAL - 1.3%
Higginbotham Insurance Agency,
Inc.
8.22% (1 Month Term SOFR +
4.50%) due 6/11/31
◊,a
49,348,160 49,076,566
0.50% due 6/11/31
◊,a
5,819,453 5,787,425
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
45,217,279 44,970,844
Citadel Securities Global
Holdings LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 10/31/31
◊
42,248,680 42,454,854
Kroll LLC
6.67% (3 Month Term SOFR
+ 3.00%) (in-kind rate was
2.75%) due 9/13/32
◊,a,r
29,294,101 29,184,593
Eagle Point Holdings Borrower
LLC
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,a
14,877,692 14,877,692
7.50% (1 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,a
5,043,838 5,043,838
7.63% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 3/31/28
◊,a
5,043,838 5,043,838
Asurion LLC
7.97% (1 Month Term SOFR +
4.25%) due 9/19/30
◊
23,779,000 23,767,824
Cegid Group Sasu
4.82% (3 Month EURIBOR +
2.75%) due 1/31/30
◊
EUR 18,950,000 22,319,584
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
FINANCIAL - 1.3% (continued)
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 5/17/31
◊
20,888,626 $ 20,926,434
Hightower Holding LLC
6.65% (3 Month Term SOFR +
2.75%) due 2/3/32
◊
20,340,697 20,353,512
Cliffwater LLC
8.47% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 4/22/32
◊,a
19,475,902 19,416,999
Eisner Advisory Group
7.72% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 2/28/31
◊
16,612,444 16,705,972
Galaxy Bidco , Ltd.
6.12% (6 Month EURIBOR +
4.00%) due 12/19/29
◊
EUR 13,250,000 15,714,721
Focus Financial Partners LLC
6.22% (1 Month Term SOFR +
2.50%) due 9/15/31
◊
14,374,891 14,395,304
Saphilux SARL
6.73% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/27/28
◊
13,450,000 13,525,724
PHM Group Holding Oy
5.52% (3 Month EURIBOR +
3.50%) due 4/22/32
◊
EUR 9,100,000 10,717,470
Amwins Group, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.75%)
due 1/30/32
◊
7,227,000 7,245,068
Corpay Technologies Operating
Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 4/28/28
◊
4,653,000 4,655,513
Starwood Property Mortgage
LLC
5.97% (1 Month Term SOFR +
2.25%) due 8/14/32
◊
3,591,000 3,599,977
Virtu Financial
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 6/21/31
◊
2,670,000 2,675,554
Aretec Group, Inc.
6.72% (1 Month Term SOFR +
3.00%) due 8/9/30
◊
1,775,000 1,780,556
Ardonagh Midco 3, Ltd.
6.92% (6 Month Term SOFR +
2.75%) due 2/15/31
◊
1,389,526 1,385,191
Total Financial 395,625,053
CONSUMER, CYCLICAL - 1.3%
Peer Holding III BV
6.17% (3 Month Term SOFR +
2.50%) due 7/1/31
◊
18,800,100 18,866,652
5.92% (3 Month Term SOFR +
2.25%) due 9/25/32
◊
6,750,000 6,755,603

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
216 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
CONSUMER, CYCLICAL - 1.3% (continued)
4.77% (3 Month EURIBOR +
2.75%) due 11/26/31
◊
EUR 4,300,000 $ 5,077,134
4.77% (3 Month EURIBOR +
2.75%) due 7/1/31
◊
EUR 2,000,000 2,359,507
4.77% (3 Month EURIBOR +
2.75%) due 9/29/32
◊
EUR 1,800,000 2,124,698
Allwyn Entertainment Financing
US LLC
5.91% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 6/11/31
◊
19,008,719 18,185,071
5.91% (3 Month Term SOFR +
2.00%) due 3/29/32
◊
12,150,000 11,907,000
Hunter Douglas, Inc.
6.67% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 14,246,100 14,299,523
5.02% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 1/17/32
◊
EUR 12,000,000 14,196,947
MB2 Dental Solutions LLC
9.22% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 2/13/31
◊,a
22,408,665 22,338,060
5.25% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 2/13/31
◊,a
3,569,201 3,543,098
9.22% (1 Month Term SOFR +
5.50%, Rate Floor: 1.00%)
due 2/15/31
◊,a
246,539 224,037
Betclic Everest Group SAS
5.01% (3 Month EURIBOR +
3.00%, Rate Floor: 3.25%)
due 12/9/31
◊
EUR 18,200,000 21,553,851
Clarios Global, LP
6.47% (1 Month Term SOFR +
2.75%) due 1/28/32
◊
11,720,625 11,764,577
5.15% (1 Month EURIBOR +
3.25%) due 1/28/32
◊
EUR 4,350,000 5,158,150
4.90% (1 Month EURIBOR +
3.00%) due 7/16/31
◊
EUR 2,850,870 3,375,182
ABG Intermediate Holdings 2
LLC
5.97% (1 Month Term SOFR +
2.25%) due 2/11/32
◊
19,652,744 19,652,744
1011778 BC ULC
5.47% (1 Month Term SOFR +
1.75%) due 9/20/30
◊
18,715,987 18,721,789
Life Time, Inc.
5.78% (1 Month Term SOFR +
2.00%) due 11/5/31
◊
17,880,188 17,936,153
United Airlines, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 2/22/31
◊
17,142,403 17,196,059
Recess Holdings, Inc.
7.62% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 2/20/30
◊
14,495,468 14,574,758
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
CONSUMER, CYCLICAL - 1.3% (continued)
Grant Thornton Advisors Holding
LLC
5.15% (1 Month EURIBOR +
3.25%) due 9/11/32
◊
EUR 12,075,000 $ 14,270,921
Pacific Bells LLC
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 11/13/28
◊
14,205,587 14,247,068
FR Refuel LLC
5.50% (1 Month Term SOFR +
4.75%, Rate Floor: 0.75%)
due 11/8/28
◊
13,371,907 13,271,617
Scientific Games Corp.
6.93% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 4/4/29
◊
12,957,197 12,712,695
Live Nation Entertainment, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 10/19/32
◊
11,900,000 11,900,000
As Mileage Plan IP, Ltd.
5.63% (3 Month Term SOFR +
1.75%) due 10/15/31
◊
11,286,000 11,333,063
PCI Gaming Authority
5.72% (1 Month Term SOFR +
2.00%) due 7/18/31
◊
11,196,792 11,209,220
Wyndham Hotels & Resorts, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 5/24/30
◊
7,505,700 7,518,760
Petsmart LLC
7.73% (1 Month Term SOFR +
4.00%) due 8/9/32
◊
6,670,000 6,634,582
Allwyn Entertainment Financing
UK Plc
4.90% (1 Month EURIBOR +
3.00%) due 3/29/32
◊
EUR 5,000,000 5,871,446
Entain Holdings (Gibraltar) Ltd.
5.52% (3 Month EURIBOR +
3.50%) due 6/30/28
◊
EUR 4,716,996 5,578,749
Casper Bidco Sasu
5.87% (6 Month EURIBOR +
3.75%) due 3/21/31
◊
EUR 4,250,000 5,028,085
Entain Holdings Gibraltar, Ltd.
5.92% (3 Month Term SOFR +
2.25%) due 7/30/32
◊
4,875,000 4,833,026
Caesars Entertainment, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 2/6/30
◊
4,670,659 4,628,623
Seaworld Parks &
Entertainment, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/4/31
◊
4,443,750 4,408,556
Alterra Mountain Co.
6.22% (1 Month Term SOFR +
2.50%) due 5/31/30
◊
3,416,438 3,429,249

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 217
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
CONSUMER, CYCLICAL - 1.3% (continued)
Air Canada
5.72% (1 Month Term SOFR +
2.00%) due 3/21/31
◊
3,390,242 $ 3,407,193
Hni Corp.
5.77% (1 Month Term SOFR +
2.00%) due 11/20/32
◊
2,925,000 2,932,313
Dealer Tire Financial LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 7/2/31
◊
2,423,879 2,420,849
Station Casinos LLC
5.72% (1 Month Term SOFR +
2.00%) due 3/14/31
◊
2,161,500 2,167,185
Upbound Group, Inc.
6.63% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 8/12/32
◊
453,803 456,072
Total Consumer, Cyclical 398,069,865
CONSUMER, NON-CYCLICAL - 0.6%
Nidda Healthcare Holding Gmbh
5.57% (3 Month EURIBOR +
3.50%) due 12/9/32
◊
EUR 27,891,306 33,222,966
Prime Security Services
Borrower LLC/Prime Finance,
Inc.
5.58% (1 Month Term SOFR +
1.75%) due 3/8/32
◊
20,525,472 20,459,996
6.13% (6 Month Term SOFR +
2.00%) due 10/13/30
◊
4,438,210 4,442,648
Froneri US, Inc.
6.45% (6 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 9/30/31
◊
23,537,138 23,510,776
Grant Thornton Advisors Holding
LLC
6.72% (1 Month Term SOFR +
3.00%) due 5/30/31
◊
21,236,775 21,297,512
Wex , Inc.
5.47% (1 Month Term SOFR +
1.75%) due 3/5/32
◊
17,368,750 17,354,334
Womens Care Holdings, Inc.
8.44% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 1/15/28
◊
15,353,972 14,298,386
Blue Ribbon LLC
10.13% (3 Month Term SOFR
+ 6.00%, Rate Floor: 0.75%)
due 5/8/28
◊
11,694,375 7,572,108
7.86% (3 Month Term SOFR
+ 4.00%, Rate Floor: 0.75)
(in-kind rate was 4.00%) due
5/8/28
◊,a,r
4,617,454 4,525,105
Hanger, Inc.
7.22% (1 Month Term SOFR +
3.50%) due 10/23/31
◊
8,858,817 8,880,699
5.69% (1 Month Term SOFR +
3.50%) due 10/23/31
◊
675,494 677,163
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
CONSUMER, NON-CYCLICAL - 0.6% (continued)
Reynolds Consumer Products
LLC
5.47% (1 Month Term SOFR +
1.75%) due 3/4/32
◊
8,195,894 $ 8,234,824
Boost Newco Borrower LLC
5.67% (3 Month Term SOFR +
2.00%) due 1/31/31
◊
3,908,229 3,910,692
Weight Watchers International
Holdings, Ltd.
10.49% (3 Month Term SOFR
+ 6.80%, Rate Floor: 0.50%)
due 6/24/30
◊
3,749,221 3,285,929
Fugue Finance LLC
6.57% (3 Month Term SOFR +
2.75%) due 1/9/32
◊
2,985,000 2,992,463
Valvoline, Inc.
5.87% (1 Month Term SOFR +
2.00%) due 3/19/32
◊
2,300,000 2,312,949
Medline Borrower, LP
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 10/23/30
◊
864,282 867,074
Total Consumer, Non-cyclical 177,845,624
INDUSTRIAL - 0.5%
Quikrete Holdings, Inc.
5.97% (1 Month Term SOFR +
2.25%) due 4/14/31
◊
11,721,659 11,751,550
5.97% (1 Month Term SOFR +
2.25%) due 2/10/32
◊
8,282,413 8,306,100
5.97% (1 Month Term SOFR +
2.25%) due 3/19/29
◊
6,497,589 6,519,226
Emerld Borrower, LP
6.07% (3 Month Term SOFR +
2.25%) due 5/31/30
◊
18,150,989 18,186,383
6.12% (6 Month Term SOFR +
2.25%) due 8/4/31
◊
7,722,791 7,734,144
Capstone Acquisition Holdings,
Inc.
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/12/29
◊,a
20,827,338 20,738,141
8.32% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,a
1,098,875 1,094,169
Red Spv LLC
5.98% (1 Month Term SOFR +
2.25%) due 3/15/32
◊
17,114,000 17,106,812
Genesee & Wyoming, Inc.
5.42% (3 Month Term SOFR +
1.75%) due 4/10/31
◊
15,010,000 15,006,247
Sba Senior Finance II LLC
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 1/25/31
◊
13,330,402 13,378,925
Savage Enterprises LLC
6.28% (1 Month Term SOFR +
2.50%) due 8/5/32
◊
9,950,000 9,987,312

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
218 |
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
INDUSTRIAL - 0.5% (continued)
Brown Group Holding LLC
6.22% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 7/1/31
◊
4,908,384 $ 4,930,717
6.56% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 7/1/31
◊
4,411,333 4,431,096
Dynasty Acquisition Co, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
5,687,396 5,706,164
Transdigm , Inc.
6.22% (1 Month Term SOFR +
2.50%) due 1/19/32
◊
4,789,375 4,807,144
Mx Holdings US, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 3/17/32
◊
2,805,918 2,810,604
Knife River Corp.
5.74% (3 Month Term SOFR +
2.00%) due 3/8/32
◊
2,499,750 2,508,074
1199169 BC ULC
5.72% (1 Month Term SOFR +
2.00%) due 10/31/31
◊
2,163,304 2,170,443
Frontdoor , Inc.
5.97% (1 Month Term SOFR +
2.25%) due 12/19/31
◊
2,079,000 2,089,395
Hillman Group, Inc.
5.73% (1 Month Term SOFR +
2.00%, Rate Floor: 1.50%)
due 7/14/28
◊
1,519,844 1,523,644
Graftech Finance, Inc.
9.86% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
979,768 994,053
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
603,375 608,467
Energizer Holdings, Inc.
5.73% (1 Month Term SOFR +
2.00%) due 3/19/32
◊
494,048 493,638
API Heat Transfer Thermasys
Corp.
10.32% (3 Month Term SOFR +
6.50%) due 11/28/29
◊,a
31,515 31,515
Total Industrial 162,913,963
TECHNOLOGY - 0.4%
Polaris Newco LLC
8.72% (1 Month GBP SONIA +
5.00%) due 6/2/28
◊
GBP 21,728,533 26,745,539
5.82% (3 Month EURIBOR +
3.75%) due 6/2/28
◊
EUR 3,731,770 4,154,191
Visma AS
5.80% (6 Month EURIBOR +
3.70%) due 12/5/28
a
EUR 23,750,000 28,048,168
Modena Buyer LLC
8.09% (3 Month Term SOFR +
4.25%) due 7/1/31
◊
24,491,000 24,337,931
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
TECHNOLOGY - 0.4% (continued)
Datix Bidco , Ltd.
8.97% (6 Month GBP SONIA +
5.00%) due 4/30/31
◊,a
GBP 10,570,675 $ 14,246,098
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 4/30/31
◊,a
2,613,869 2,613,869
Ascend Learning LLC
6.72% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
3,790,452 3,799,246
Waystar Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 10/22/29
◊
1,021,765 1,026,874
CCC Intelligent Solutions, Inc.
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 1/23/32
◊
346,703 347,570
Total Technology 105,319,486
COMMUNICATIONS - 0.4%
Total Webhosting Solutions BV
5.90% (1 Month EURIBOR +
4.00%) due 11/6/31
◊
EUR 21,200,000 24,756,419
Gen Digital, Inc.
5.47% (1 Month Term SOFR +
1.75%) due 2/13/32
◊
13,532,000 13,538,766
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 9/12/29
◊
10,464,645 10,476,261
Speedster Bidco Gmbh
5.37% (3 Month EURIBOR +
3.25%) due 12/10/31
◊,a
EUR 10,200,000 12,085,864
6.69% (3 Month Term SOFR +
3.00%) due 12/10/31
◊
9,920,212 9,922,692
Tripadvisor , Inc.
6.47% (1 Month Term SOFR +
2.75%) due 7/8/31
◊
19,764,726 18,998,843
Masorange Finco plc
4.63% (6 Month EURIBOR +
2.50%) due 3/20/31
◊
EUR 10,000,000 11,770,742
GD Towers
5.87% (6 Month EURIBOR +
3.75%) due 11/18/32
a
EUR 6,000,000 6,962,468
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR +
3.25%) due 3/29/32
◊
5,680,000 5,692,780
Go Daddy Operating Co. LLC
5.47% (1 Month Term SOFR +
1.75%) due 5/30/31
◊
4,205,950 4,212,007
Zephyr Bidco , Ltd.
8.72% (1 Month GBP SONIA +
4.75%) due 7/20/28
◊
GBP 2,400,000 3,233,574
Sunrise Financing Partnership
6.43% (3 Month Term SOFR +
2.50%) due 2/15/32
◊
1,900,000 1,905,776
6.69% (6 Month Term SOFR +
2.50%) due 2/29/32
◊
1,300,000 1,303,757

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 219
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
COMMUNICATIONS - 0.4% (continued)
Xplore , Inc.
6.00% (1 Month Term SOFR +
1.50%) due 10/24/31
◊
1,423,884 $ 854,330
5.33% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,r
411,701 381,511
Zayo Group Holdings, Inc.
6.83% (1 Month Term SOFR +
3.00%) due 3/11/30
◊
1,058,446 1,001,660
Total Communications 127,097,450
ENERGY - 0.2%
Colossus Acquireco LLC
5.41% (3 Month Term SOFR +
1.75%) due 7/30/32
◊
23,441,250 23,411,949
ITT Holdings LLC
6.19% (1 Month Term SOFR +
2.48%, Rate Floor: 0.50%)
due 10/11/30
◊
14,828,507 14,902,650
Liquid Tech Solutions Holdings
LLC
7.24% (3 Month Term SOFR +
3.50%) due 10/3/32
◊
11,089,551 11,117,275
Al GCX Holdings LLC
2.75% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/17/32
◊
5,400,000 5,403,402
Whitewater DBR Holdco LLC
5.94% (3 Month Term SOFR +
2.25%) due 3/3/31
◊
4,542,615 4,565,328
Venture Global Calcasieu Pass
LLC
6.69% (1 Month Term SOFR +
2.88%, Rate Floor: 1.00%)
due 8/19/26
◊
4,219,868 4,214,593
UGI Energy Services LLC
6.22% (1 Month Term SOFR +
2.50%) due 2/22/30
◊
3,744,033 3,753,393
Terraform Power Operating LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 5/21/29
◊
1,181,710 1,180,977
Total Energy 68,549,567
INFRASTRUCTURE - 0.2%
QTS Good News Facility
6.52% (SOFR + 3.00%, Rate
Floor: 0.00%) due 10/9/28
◊,a
49,925,000 49,904,929
BASIC MATERIALS - 0.1%
Scil US Holdings LLC
7.79% (6 Month Term SOFR +
4.00%) due 10/9/32
◊
10,000,000 10,012,500
6.13% (6 Month EURIBOR +
4.00%) due 10/11/32
◊
EUR 7,425,000 8,732,359
Novelis Holdings, Inc.
5.42% (3 Month Term SOFR +
1.75%) due 3/11/32
◊
8,337,000 8,364,762
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 5.0% (continued)
BASIC MATERIALS - 0.1% (continued)
Arsenal Aic Parent LLC
6.47% (1 Month Term SOFR +
2.75%) due 8/19/30
◊
5,020,591 $ 5,026,867
Minerals Technologies, Inc.
5.72% (1 Month Term SOFR +
2.00%) due 11/26/31
◊
990,000 992,475
Total Basic Materials 33,128,963
CONSUMER DISCRETIONARY - 0.0%
Awayday LLC
8.92% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 5/1/32
◊,a
3,186,458 3,155,618
UTILITIES - 0.0%
Al GCX Fund VIII Holdings LLC
5.82% (1 Month Term SOFR +
2.00%) due 1/30/32
◊
2,065,311 2,062,729
Total Senior Floating Rate Interests
(Cost $1,506,167,302) 1,523,673,247
FEDERAL AGENCY BONDS - 1.0%
Tennessee Valley Authority
4.25% due 9/15/65 139,137,000 114,407,207
5.25% due 2/1/55 89,098,000 88,554,324
4.63% due 9/15/60 60,988,000 54,383,366
5.38% due 4/1/56 9,283,000 9,385,113
due 9/15/53
i,p
1,612,000 359,449
due 9/15/55
i,p
1,612,000 321,610
due 9/15/56
i,p
1,612,000 302,808
due 3/15/57
i,p
1,612,000 294,674
due 9/15/57
i,p
1,612,000 286,757
due 9/15/58
i,p
1,612,000 270,695
due 3/15/59
i,p
1,612,000 263,410
due 9/15/59
i,p
1,612,000 256,321
due 9/15/60
i,p
1,612,000 242,711
due 9/15/54
i,p
1,020,000 215,451
due 3/15/61
i,p
1,020,000 149,444
due 9/15/61
i,p
1,020,000 145,422
due 9/15/62
i,p
1,020,000 137,701
due 3/15/63
i,p
1,020,000 133,995
due 9/15/63
i,p
1,020,000 129,911
due 9/15/64
i,p
1,020,000 123,002
due 3/15/65
i,p
1,020,000 119,230
due 9/15/65
i,p
1,020,000 116,010
Tennessee Valley Authority
Principal Strips
due 1/15/48
h,p
38,804,000 12,042,317
due 12/15/42
h,p
23,785,000 9,927,431
due 1/15/38
h,p
15,800,000 8,957,636

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
220 |
a
A
FACE
AMOUNT
~
VALUE
FEDERAL AGENCY BONDS - 1.0% (continued)
due 9/15/39
h,p
8,655,000 $ 4,463,773
due 4/1/56
h,p
11,415,000 2,204,613
due 9/15/65
h,p
3,500,000 401,163
Federal Farm Credit Bank
3.11% due 8/5/48 1,500,000 1,103,742
2.58% due 3/15/41 350,000 261,173
2.69% due 11/29/41 350,000 261,131
2.40% due 9/16/41 350,000 251,466
1.99% due 7/30/40 300,000 209,289
2.60% due 9/6/39 250,000 193,979
2.90% due 12/9/41 220,000 168,716
2.59% due 12/30/41 180,000 132,061
2.74% due 11/1/39 144,000 113,616
2.84% due 6/1/46 140,000 95,938
2.59% due 8/24/46 140,000 91,306
3.67% due 2/26/44 70,000 58,967
Federal Home Loan Bank
2.15% due 2/25/41 350,000 246,145
2.45% due 8/16/41 270,000 196,112
3.63% due 6/22/43 100,000 84,612
Federal Home Loan Mortgage
Corp.
2.25% due 9/15/50 360,000 203,332
Total Federal Agency Bonds
(Cost $427,283,088) 312,267,129
REPURCHASE AGREEMENTS
s
- 0.7%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 90,201,342 90,201,342
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 67,651,007 67,651,007
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 66,147,651 66,147,651
Total Repurchase Agreements
(Cost $224,000,000) 224,000,000
FOREIGN GOVERNMENT DEBT - 0.3%
Eagle Funding Luxco SARL
5.50% due 8/17/30
d
35,650,000 36,312,733
Israel Government International
Bond
5.38% due 3/12/29 9,800,000 10,085,421
5.63% due 2/19/35 8,750,000 9,131,203
5.38% due 2/19/30 5,250,000 5,430,175
Panama Government
International Bond
4.50% due 4/16/50 22,700,000 17,503,970
a
A
FACE
AMOUNT
~
VALUE
FOREIGN GOVERNMENT DEBT - 0.3% (continued)
Saudi Government International
Bond
5.63% due 1/13/35
d
13,900,000 $ 14,734,343
Total Foreign Government Debt
(Cost $98,170,011) 93,197,845
U.S. TREASURY BILLS - 0.1%
U.S. Treasury Bills
3.67% due 1/15/26
t
30,200,000 30,161,402
Total U.S. Treasury Bills
(Cost $30,157,027) 30,161,402
MUNICIPAL BONDS - 0.1%
CALIFORNIA - 0.1%
California Statewide
Communities Development
Authority
Revenue Bonds
7.14% due 8/15/47 10,150,000 10,696,917
California Public Finance
Authority
Revenue Bonds
3.07% due 10/15/40 8,000,000 6,457,499
Hillsborough City School District
General Obligation Unlimited
due 9/1/37
p
1,000,000 570,597
due 9/1/39
p
1,000,000 504,389
Oakland Redevelopment Agency
Successor Agency
Tax Allocation
4.00% due 9/1/39 1,100,000 978,655
Total California 19,208,057
TEXAS - 0.0%
Central Texas Turnpike System
Revenue Bonds
3.03% due 8/15/41 3,150,000 2,459,355
Tarrant County Cultural
Education Facilities Finance
Corp.
Revenue Bonds
3.42% due 9/1/50 2,500,000 1,808,769
Total Texas 4,268,124
ILLINOIS - 0.0%
State of Illinois
General Obligation Unlimited
5.65% due 12/1/38 4,225,000 4,404,212
6.63% due 2/1/35 1,400,000 1,485,202

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 221
a
A
FACE
AMOUNT
~
VALUE
MUNICIPAL BONDS - 0.1% (continued)
ILLINOIS - 0.0% (continued)
City of Chicago Illinois
General Obligation Unlimited
6.31% due 1/1/44 4,500,000 $ 4,580,106
Total Illinois 10,469,520
WASHINGTON - 0.0%
Central Washington University
Revenue Bonds
6.95% due 5/1/40 1,750,000 1,919,696
OKLAHOMA - 0.0%
Tulsa Airports Improvement
Trust
Revenue Bonds
3.10% due 6/1/45 1,000,000 753,684
Oklahoma Development Finance
Authority
Revenue Bonds
4.65% due 8/15/30 450,000 448,398
Total Oklahoma 1,202,082
Total Municipal Bonds
(Cost $41,044,386) 37,067,479
CONTRACTS/
NOTIONAL
VALUE a
OTC INTEREST RATE SWAPTIONS PURCHASED
u
- 0.0%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $217,132,000) USD 217,132,000 1,931,720
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $217,133,000) USD 217,133,000 1,910,404
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $217,132,000) USD 217,132,000 1,910,395
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
u
(continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 3.35% (Notional
Value $217,131,000) USD 217,131,000 $ 1,910,387
Total OTC Interest Rate Swaptions Purchased
(Cost $8,507,232) 7,662,906
LISTED OPTIONS PURCHASED - 0.0%
Call Options Purchased:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 97.50 13,358 4,591,813
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 97.50 18,698 3,272,150
Total Listed Options Purchased
(Cost $14,471,529) 7,863,963
OTC OPTIONS PURCHASED - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs & Co.
LLC Foreign Exchange
USD/JPY Expiring April
2026 with strike price
of $ 140.00 (Notional
Value $127,043,000) USD 127,043,000 104,486
Goldman Sachs & Co.
LLC Foreign Exchange
USD/JPY Expiring May
2026 with strike price
of $ 123.50 (Notional
Value $27,674,000) USD 27,674,000 72,533
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April
2026 with strike price
of $ 140.00 (Notional
Value $12,467,000) USD 12,467,000 10,253
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $290,221,176) EUR 246,688,000 2,845
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $454,604,706) EUR 386,414,000 2,758

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
222 |
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC OPTIONS PURCHASED (continued)
Bank of America, N.A.
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $259,755,294) EUR 220,792,000 $ 1,136
Goldman Sachs & Co. LLC
Foreign Exchange EUR/
USD Expiring January
2026 with strike price
of EUR 1.12 (Notional
Value $128,795,294) EUR 109,476,000 782
Total OTC Options Purchased
(Cost $11,816,594) 194,793
Total Investments - 119.6%
(Cost $37,327,820,777)
$ 36,568,841,260
OTC INTEREST RATE SWAPTIONS WRITTEN
u
- (0.0)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.94% (Notional
Value $135,871,875) USD 135,871,875 (21,850)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.94% (Notional
Value $135,871,875) USD 135,871,875 (21,850)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 3.93% (Notional
Value $135,871,875) USD 135,871,875 (23,685)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.93% (Notional
Value $135,871,875) USD 135,871,875 (24,473)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.86% (Notional
Value $135,871,875) USD 135,871,875 (30,179)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.89% (Notional
Value $135,871,875) USD 135,871,875 (30,204)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
u
- (0.0)% (continued)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 3.85% (Notional
Value $135,871,875) USD 135,871,875 $ (32,122)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.85% (Notional
Value $135,871,875) USD 135,871,875 (32,410)
Barclays Bank plc 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.93% (Notional
Value $135,871,875) USD 135,871,875 (35,893)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.94% (Notional
Value $135,871,875) USD 135,871,875 (36,051)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.94% (Notional
Value $135,871,875) USD 135,871,875 (36,051)
The Toronto-Dominion Bank
6-Month/5-Year Interest
Rate Swap Expiring
February 2026 with exercise
rate of 2.93% (Notional
Value $135,871,875) USD 135,871,875 (36,697)
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 3.89% (Notional
Value $135,871,875) USD 135,871,875 (36,927)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 3.71% (Notional
Value $135,871,875) USD 135,871,875 (192,924)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.71% (Notional
Value $135,871,875) USD 135,871,875 (192,924)
Barclays Bank plc 1-Year/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.71% (Notional
Value $135,871,875) USD 135,871,875 (215,357)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.71% (Notional
Value $135,871,875) USD 135,871,875 (215,357)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 223
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
u
- (0.0)% (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 3.64% (Notional
Value $190,220,625) USD 190,220,625 $ (317,763)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% (Notional
Value $190,220,625) USD 190,220,625 (317,763)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 3.69% (Notional
Value $217,395,000) USD 217,395,000 (321,944)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 3.69% (Notional
Value $217,395,000) USD 217,395,000 (321,944)
Total Interest Rate Swaptions (2,494,368)
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 6-Month/5-Year
Interest Rate Swap Expiring
February 2031 with exercise
rate of 2.85% (Notional
Value $135,871,875) USD 135,871,875 (16,534)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.85% (Notional
Value $135,871,875) USD 135,871,875 (16,632)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring February
2026 with exercise
rate of 2.86% (Notional
Value $135,871,875) USD 135,871,875 (17,341)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2031 with exercise
rate of 2.64% (Notional
Value $190,220,625) USD 190,220,625 (252,938)
Morgan Stanley Capital
Services LLC 6-Month/5-
Year Interest Rate
Swap Expiring August
2026 with exercise
rate of 2.64% (Notional
Value $190,220,625) USD 190,220,625 (252,938)
a
CONTRACTS/
NOTIONAL
VALUE a VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
u
- (0.0)% (continued)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2028 with exercise
rate of 2.69% (Notional
Value $217,395,000) USD 217,395,000 $ (318,714)
The Toronto-Dominion Bank
1-Year/2-Year Interest
Rate Swap Expiring
August 2026 with exercise
rate of 2.69% (Notional
Value $217,395,000) USD 217,395,000 (318,714)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $(217,133,000)) USD (217,133,000) (665,553)
BNP Paribas 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $(217,132,000)) USD (217,132,000) (672,480)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September
2026 with exercise
rate of 2.85% (Notional
Value $(434,263,000)) USD (434,263,000) (1,331,097)
Total Interest Rate Swaptions (3,862,941)
Total OTC Interest Rate Swaptions Written
(Premium received $17,056,164) (6,357,309)
LISTED OPTIONS WRITTEN - (0.0)%
Call Options on:
Interest Rate Options
Bank of America, N.A. 3
Month SOFR Option
Expiring September 2026
with strike price of $ 98.00 18,698 (1,869,800)
Bank of America, N.A. 3
Month SOFR Option
Expiring March 2027 with
strike price of $ 98.00 13,358 (2,421,138)
Total Interest Rate Options (4,290,938)
Total Listed Options Written
(Premium received $7,226,376) (4,290,938)
Other Assets & Liabilities, net - (19.6)% (5,974,237,242)
Total Net Assets - 100% $ 30,583,955,771
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
224 |
See Sector Classification in Other Information section.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
Special Purpose Acquisition Company (SPAC).
d
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $13,039,392,249 (cost $13,173,948,839), or
42.6% of total net assets.
e
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f
Rate indicated is the 7-day yield as of December 31, 2025.
g
Security is unsettled at period end and may not have a stated effective rate.
h
Security is a principal-only strip.
i
Security is an interest-only strip.
j
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
k
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $85,183,419
(cost $111,086,269), or 0.3% of total net assets - See Note 5 .
l
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
m
Perpetual maturity.
n
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
o
Security is in default of interest and/or principal obligations.
p
Zero coupon rate security.
q
Face amount of security is adjusted for inflation.
r
Payment-in-kind security.
s
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
t
Rate indicated in the effective yield at the time of purchase.
u
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions .
BofA — Bank of America
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
BofA Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30
$ 591,600,000
$ (13,560,366) $ (12,893,609) $ (666,757)
BofA Securities,
Inc. ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
295,350,000
(22,899,339) (21,839,465) (1,059,874)
$ (36,459,705) $ (34,733,074) $ (1,726,631)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
JPMorgan Chase
Bank, N.A.
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 44,055,000
$ (6,814,788) $ (5,304,454) $ (1,510,334)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 225
OTC Credit Default Swap Agreements Protection Purchased (continued)
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
JPMorgan Chase
Bank, N.A.
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
$ 44,055,000
$ (4,236,454) $ (2,220,442) $ (2,016,012)
$ (11,051,242) $ (7,524,896) $ (3,526,346)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
JPMorgan
Chase
Bank, N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 4.48% Annually 11/02/33 $ 214,640,000 $ 12,219,889 $ 1,386 $ 12,218,503
JPMorgan
Chase
Bank, N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.76% Annually 02/06/29 650,000,000 4,540,815 1,994 4,538,821
JPMorgan
Chase
Bank, N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.59% Annually 01/02/28 660,000,000 (1,510,642) 1,628 (1,512,270)
JPMorgan
Chase
Bank, N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.80% Annually 04/01/32 175,000,000 1,708,952 1,144 1,707,808
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.40% Annually 04/04/28 900,000,000 (4,415,616) 1,953 (4,417,569)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.57% Annually 10/31/35 350,000,000 (6,679,302) (6,227,277) (452,025)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 671,370,000 (1,526,636) (505,224) (1,021,412)
BofA
Securities,
Inc. CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 803,000,000 (12,091,503) 1,142 (12,092,645)
$ (7,754,043) $ (6,723,254) $ (1,030,789)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc EUR Sell 392,248,000 461,881,905 USD 1/15/26 $ 629,375
Toronto-Dominion Bank GBP Buy 482,000 644,475 USD 1/15/26 5,099
Morgan Stanley Capital Services LLC CAD Sell 235,000 170,980 USD 1/15/26 (371)
Morgan Stanley Capital Services LLC EUR Buy 3,410,000 4,012,192 USD 1/15/26 (2,302)
Barclays Bank plc EUR Buy 4,544,000 5,349,303 USD 1/20/26 (4,661)
Morgan Stanley Capital Services LLC EUR Sell 4,544,000 5,313,669 USD 1/20/26 (30,973)
JPMorgan Chase Bank, N.A. GBP Sell 46,485,000 62,377,849 USD 1/15/26 (268,358)
$ 327,809

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
226 |
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/31 3.35%
$ 217,132,000
$ 1,931,720
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,133,000
1,910,404
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,132,000
1,910,395
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
217,131,000
1,910,387
$ 7,662,906
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/31 2.85% $ 135,871,875 $ (16,534)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 02/13/26 2.85% 135,871,875 (16,632)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.86% 02/13/26 2.86% 135,871,875 (17,341)
Morgan Stanley
Capital Services
LLC 6-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 190,220,625 (252,938)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/31 2.64% 190,220,625 (252,938)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/28 2.69% 217,395,000 (318,714)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 217,395,000 (318,714)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% (217,131,000) (665,547)
Morgan Stanley
Capital Services
LLC 9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% (217,132,000) (665,550)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% (217,133,000) (665,553)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 227
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% $ (217,132,000) $ (672,480)
$ (3,862,941)
Put
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/31 3.94% 135,871,875 (21,850)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.94%
02/18/26 3.94% 135,871,875 (21,850)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 135,871,875 (23,685)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.93%
02/19/26 3.93% 135,871,875 (24,473)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.86%
02/13/26 3.86% 135,871,875 (30,179)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.89%
02/20/31 2.89% 135,871,875 (30,204)
Morgan Stanley
Capital Services
LLC 6-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/26 3.85% 135,871,875 (32,122)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.85%
02/13/31 3.85% 135,871,875 (32,410)
Barclays Bank plc
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 135,871,875 (35,893)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/26 2.94% 135,871,875 (36,051)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.94%
02/18/31 2.94% 135,871,875 (36,051)
The Toronto-
Dominion Bank
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.93%
02/19/26 2.93% 135,871,875 (36,697)
BNP Paribas
6-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.89%
02/20/31 3.89% 135,871,875 (36,927)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 135,871,875 (192,924)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/28 3.71% 135,871,875 (192,924)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
228 |
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/28 2.71% $ 135,871,875 $ (215,357)
Barclays Bank
plc 1-Year/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 2.71%
08/19/26 2.71% 135,871,875 (215,357)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 190,220,625 (317,763)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/28 3.64% 190,220,625 (317,763)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 217,395,000 (321,944)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/31 3.69% 217,395,000 (321,944)
$ (2,494,368)
a
Includes cumulative appreciation (depreciation).
BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 1,077,128 $ 1,723,647 $ 31,457,794 $ 34,258,569
Preferred Stocks 58,576,069 649,882,803 48,226,039 756,684,911
Rights — — 1 1
Mutual Funds 258,311,287 — — 258,311,287
Money Market Funds 923,584,673 — — 923,584,673
Warrants 507 — 389 896
Collateralized Mortgage Obligations — 13,110,343,224 56,815,858 13,167,159,082
Corporate Bonds — 6,484,178,662 1,211,503,462 7,695,682,124
Asset-Backed Securities — 5,435,937,300 951,544,155 6,387,481,455
U.S. Government Securities — 5,109,589,498 — 5,109,589,498
Senior Floating Rate Interests — 1,225,731,157 297,942,090 1,523,673,247
Federal Agency Bonds — 312,267,129 — 312,267,129
Repurchase Agreements — 224,000,000 — 224,000,000
Foreign Government Debt — 93,197,845 — 93,197,845

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 229
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Municipal Bonds $ — $ 37,067,479 $ — $ 37,067,479
U.S. Treasury Bills — 30,161,402 — 30,161,402
Interest Rate Swap Agreements
a
— 18,465,132 — 18,465,132
Options Purchased — 8,058,756 — 8,058,756
Interest Rate Swaptions Purchased — 7,662,906 — 7,662,906
Forward Foreign Currency Exchange Contracts
a
— 634,474 — 634,474
Unfunded loan commitments ( Note 4 )
a
— — 767,493 767,493
Total Assets $ 1,241,549,664 $ 32,748,901,414 $ 2,598,257,281 $ 36,588,708,359
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Forward Foreign Currency Exchange Contracts
a
$ — $ 306,665 $ — $ 306,665
Options Written — 4,290,938 — 4,290,938
Credit Default Swap Agreements
a
— 5,252,977 — 5,252,977
Interest Rate Swaptions Written — 6,357,309 — 6,357,309
Interest Rate Swap Agreements
a
— 19,495,921 — 19,495,921
Unfunded loan commitments ( Note 4 )
a
— — 20,575 20,575
Total Liabilities $ — $ 35,703,810 $ 20,575 $ 35,724,385
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 489,214,791
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 254,630,936 Yield Analysis Yield 3.0%-6.9% 6.3%
Asset-Backed Securities 133,025,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 39,158,428 Model Price Purchase Price — —
Asset-Backed Securities 35,515,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 54,496,716
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 2,319,142 Model Price Purchase Price — —
Common Stocks 31,343,408 Model Price Purchase Price — —
Common Stocks 73,543 Model Price Liquidation Value — —
Common Stocks 40,843 Enterprise Value Valuation Multiple 1.8x-8.8x 5.6x
Corporate Bonds 800,897,339
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 306,567,416 Third Party Pricing Broker Quote — —
Corporate Bonds 58,775,054 Model Price Purchase Price — —
Corporate Bonds 35,167,213 Yield Analysis Yield 5.5% —
Corporate Bonds 10,096,439 Third Party Pricing Trade Price — —
Corporate Bonds 1 Model Price Liquidation Value — —
Preferred Stocks 48,226,039 Yield Analysis Yield 5.7% —
Rights 1 Model Price Liquidation Value — —
Senior Floating Rate Interests 246,320,485 Model Price Purchase Price — —
Senior Floating Rate Interests 32,573,273 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 12,085,864 Third Party Pricing Vendor Price — —

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
230 |
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2025, the Fund had securities with a total value of
$54,561,440 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$9,462,188 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Senior Floating Rate Interests $ 6,962,468 Third Party Pricing Trade Price — —
Unfunded loan commitments 767,493 Model Price Purchase Price — —
Warrants 389 Model Price Liquidation Value — —
Total Assets $ 2,598,257,281
Liabilities:
Unfunded loan commitments $ 20,575 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
231 |
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December
31, 2025:
Assets Liabilities
Asset-Backed
Securities
Corporate
Bonds
Senior
Floating
Rate
Interests Warrants
Common
Stocks
Preferred
Stocks Rights
Collateralized
Mortgage
Obligations
Unfunded
Loan
Commitments
Total
Assets Commitments
Beginning Balance
$ 1,010,134,871 $ 998,276,608 $ 238,476,134 $ 388 $ 29,896,671 $ 48,255,899 $ 1 $ 56,399,501 $ 73,968 $ 2,381,514,041 $
Purchases/(Receipts) 49,558,280 218,843,754 47,713,397 — — — — — 891,302 317,006,733
(Sales, maturities and
paydowns )/ Fundings (69,179,754) (9,740,942) (602,293) — — — — (169,270) (63,585) (79,755,844)
Amortization of premiums/
discounts 5,901 5,538 174,588 — — — — (23,701) — 162,326
Total realized gains (losses)
included in earnings (75,875,222) (1,136,435) (220) — — — — (11,880) 135 (77,023,622)
Total change in unrealized
appreciation (depreciation)
included in earnings 4,393,643 5,254,939 94,620 1 1,561,123 (29,860) — 114,256 (134,327) 11,254,395
Transfers into Level 3 40,156,436 — 12,085,864 — — — — 2,319,140 — 54,561,440
Transfers out of Level 3 (7,650,000) — — — — — — (1,812,188) — (9,462,188)
Ending Balance $ 951,544,155 $ 1,211,503,462 $ 297,942,090 $ 389 $ 31,457,794 $ 48,226,039 $ 1 $ 56,815,858 $ 767,493 $ 2,598,257,281 $
Net change in unrealized
appreciation (depreciation)
for investments in Level
3 securities still held at
December 31, 2025 $ 4,121,181 $ 4,192,075 $ 93,715 $ 1 $ 1,561,123 $ (29,860) $ — $ 114,256 $ (134,327) $ 9,918,164 $

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 232
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Anchor Mortgage Trust 2025-RTL1 A1 5.72% due 5/25/2040 6.72% 11/01/27
Angel Oak Mortgage Trust 2024-4 A3 6.50% due 1/25/2069 7.50% 03/01/28
Angel Oak Mortgage Trust 2024-4 A2 6.40% due 1/25/2069 7.40% 03/01/28
Angel Oak Mortgage Trust 2024-4 A1 6.20% due 1/25/2069 7.20% 03/01/28
Angel Oak Mortgage Trust 2024-2 A2 6.19% due 1/25/2069 7.19% 01/01/28
Angel Oak Mortgage Trust 2024-12 A3 6.01% due 10/25/2069 7.01% 11/01/28
Angel Oak Mortgage Trust 2024-3 A3 4.80% due 11/26/2068 5.80% 02/01/28
Angel Oak Mortgage Trust 2024-3 A1 4.80% due 11/26/2068 5.80% 02/01/28
Angel Oak Mortgage Trust 2023-1 A2 4.75% due 9/26/2067 5.75% 01/01/27
Angel Oak Mortgage Trust 2023-2 A3 4.65% due 10/25/2067 5.65% 02/01/27
Angel Oak Mortgage Trust 2023-2 A1 4.65% due 10/25/2067 5.65% 02/01/27
Angel Oak Mortgage Trust 2024-2 A1 5.99% due 1/25/2069 6.99% 01/01/28
Angel Oak Mortgage Trust 2023-1 A3 4.75% due 9/26/2067 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-2 A3 6.25% due 1/25/2069 7.25% 01/01/28
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
ATLX Trust 2024-RPL1 A1 3.85% due 4/25/2064 4.85% 08/01/28
Bravo Residential Funding Trust 2025-NQM1 A3 5.91% due 12/25/2064 6.91% 01/01/29
BRAVO Residential Funding Trust 2025-NQM1 A2 5.81% due 12/25/2064 6.81% 01/01/29
BRAVO Residential Funding Trust 2025-NQM2 A3 5.93% due 11/25/2064 6.93% 02/01/29
BRAVO Residential Funding Trust 2023-NQM5 A3 7.01% due 6/25/2063 8.01% 07/01/27
BRAVO Residential Funding Trust 2025-NQM7 A2 5.66% due 7/25/2065 6.66% 07/01/29
BRAVO Residential Funding Trust 2025-NQM8 A2 5.29% due 6/25/2065 6.29% 08/01/29
BRAVO Residential Funding Trust 2025-NQM8 A3 5.59% due 6/25/2065 6.59% 08/01/29
BRAVO Residential Funding Trust 2023-NQM2 A1 4.50% due 5/25/2062 5.50% 02/01/27
BRAVO Residential Funding Trust 2023-NQM2 A2 4.50% due 5/25/2062 5.50% 02/01/27
BRAVO Residential Funding Trust 2024-NQM3 A3 6.50% due 3/25/2064 7.50% 03/01/28
BRAVO Residential Funding Trust 2024-NQM3 A1 6.19% due 3/25/2064 7.19% 03/01/28
BRAVO Residential Funding Trust 2023-NQM6 A3 7.06% due 9/25/2063 8.06% 08/01/27
BRAVO Residential Funding Trust 2025-CES2 A1 4.96% due 7/26/2055 5.96% 08/01/29
BRAVO Residential Funding Trust 2025-NQM7 A3 5.81% due 7/25/2065 6.81% 07/01/29
BRAVO Residential Funding Trust 2023-NQM2 A3 4.50% due 5/25/2062 5.50% 02/01/27
BRAVO Residential Funding Trust 2024-NQM1 A3 6.40% due 12/1/2063 7.40% 01/01/28
BRAVO Residential Funding Trust 2024-NQM3 A2 6.39% due 3/25/2064 7.39% 03/01/28
CAFL Issuer, LP 2025-RRTL2 A1 5.18% due 11/28/2040 6.03% 06/28/28
CAFL Issuer, LP 2025-RRTL2 A2 5.62% due 11/28/2040 6.52% 06/28/28
CIM TRUST 2025-R1 A1 5.00% due 2/25/2099 9.00% 03/01/29
COLT Mortgage Loan Trust 2023-3 A3 7.58% due 9/25/2068 8.58% 09/01/27
COLT Mortgage Loan Trust 2023-4 A3 7.62% due 10/25/2068 8.62% 10/01/27
COLT Mortgage Loan Trust 2024-2 A3 6.43% due 4/25/2069 7.43% 03/01/28
COLT Mortgage Loan Trust 2024-1 A3 6.14% due 2/25/2069 7.14% 01/01/28
COLT Mortgage Loan Trust 2024-2 A2 6.33% due 4/25/2069 7.33% 03/01/28
COLT Mortgage Loan Trust 2025-3 A2 5.56% due 3/25/2070 6.56% 02/01/29
COLT Mortgage Loan Trust 2024-2 A1 6.13% due 4/25/2069 7.13% 03/01/28
COLT Mortgage Loan Trust 2023-3 A1 7.18% due 9/25/2068 8.18% 09/01/27
COLT Mortgage Loan Trust 2025-3 A1 5.35% due 3/25/2070 6.35% 02/01/29
Cross Mortgage Trust 2024-H7 A3 5.97% due 11/25/2069 6.97% 10/01/28
Cross Mortgage Trust 2024-H7 A2 5.82% due 11/25/2069 6.82% 10/01/28
Cross Mortgage Trust 2025-H1 A2 5.89% due 2/25/2070 6.89% 01/01/29
Cross Mortgage Trust 2025-H6 A2 5.54% due 7/25/2070 6.54% 07/01/29
Cross Mortgage Trust 2025-H1 A3 5.99% due 2/25/2070 6.99% 01/01/29
Cross Mortgage Trust 2025-H2 A3 5.66% due 3/25/2070 6.66% 02/01/29
Cross Mortgage Trust 2024-H5 A3 6.16% due 8/26/2069 7.16% 07/01/28
Deephaven Residential Mortgage Trust 2025-CES1 A2 5.48% due 10/25/2055 6.48% 10/01/29
EFMT 2024-CES1 A1 5.52% due 1/26/2060 6.52% 12/01/28
EFMT 2025-CES4 A1 5.43% due 6/25/2060 6.43% 07/01/29
GCAT Trust 2025-NQM3 A1 5.55% due 5/25/2070 6.96% 06/01/29

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 233
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
GCAT Trust 2025-NQM4 A2 5.73% due 6/25/2070 6.73% 07/01/29
GCAT Trust 2023-NQM3 A1 6.89% due 8/25/2068 7.89% 09/01/27
GCAT Trust 2025-NQM4 A3 5.88% due 6/25/2070 6.88% 07/01/29
GCAT Trust 2022-NQM5 A3 5.71% due 8/25/2067 6.71% 10/01/26
GCAT Trust 2022-NQM5 A1 5.71% due 8/25/2067 6.71% 10/01/26
GCAT Trust 2023-NQM2 A2 6.24% due 11/25/2067 7.24% 01/01/27
GCAT Trust 2025-NQM2 A3 6.01% due 4/25/2070 7.01% 05/01/29
GCAT Trust 2023-NQM3 A3 7.34% due 8/25/2068 8.34% 09/01/27
GCAT Trust 2025-NQM3 A2 5.75% due 5/25/2070 6.75% 06/01/29
GCAT Trust 2025-NQM4 A1B 5.53% due 6/25/2070 6.53% 07/01/29
GCAT Trust 2024-NQM2 A3 6.54% due 6/25/2059 7.71% 05/01/28
GCAT Trust 2024-NQM2 A2 6.44% due 6/25/2059 7.56% 05/01/28
GCAT Trust 2024-NQM2 A1 6.09% due 6/25/2059 7.36% 05/01/28
GS Mortgage-Backed Securities Trust 2025-NQM3 A1 5.14% due 11/25/2065 6.14% 08/01/29
GS Mortgage-Backed Securities Trust 2025-NQM3 A2 5.34% due 11/25/2065 6.34% 08/01/29
HOMES Trust 2025-AFC2 A1B 5.57% due 6/25/2060 6.57% 06/01/29
HOMES Trust 2025-NQM4 A1 5.22% due 8/25/2070 6.47% 07/01/29
HOMES Trust 2025-AFC2 A1A 5.47% due 6/25/2060 6.47% 06/01/29
HOMES Trust 2025-NQM1 A2 5.86% due 1/25/2070 6.86% 01/01/29
HOMES Trust 2024-AFC2 A3 5.98% due 10/25/2059 6.98% 10/01/28
HOMES Trust 2025-AFC3 A2 5.14% due 8/25/2060 6.14% 09/01/29
HOMES Trust 2025-NQM1 A3 5.96% due 1/25/2070 6.96% 01/01/29
HOMES Trust 2025-NQM4 A2 5.47% due 8/25/2070 6.47% 07/01/29
JP Morgan Mortgage Trust 2024-NQM1 A3 5.95% due 2/25/2064 6.95% 12/01/28
JP Morgan Mortgage Trust 2024-NQM1 A1 5.59% due 2/25/2064 6.59% 12/01/28
JP Morgan Mortgage Trust 2024-NQM1 A2 5.85% due 2/25/2064 6.85% 12/01/28
LHOME Mortgage Trust 2024-RTL5 A1 5.32% due 9/25/2039 6.32% 03/25/27
LHOME Mortgage Trust 2025-RTL3 A1 5.24% due 8/25/2040 6.24% 02/25/28
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
Mill City Securities Ltd. 2024-RS1 A1 3.00% due 11/1/2069 6.00% 10/01/27
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 A2 5.76% due 5/25/2070 6.76% 05/01/29
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3 A2 5.35% due 7/25/2069 6.35% 09/01/28
OBX Trust 2024-NQM8 A3 6.59% due 5/25/2064 7.59% 05/01/28
OBX Trust 2024-NQM12 A3 5.83% due 7/25/2064 6.83% 08/01/28
OBX Trust 2024-NQM16 A3 5.89% due 10/25/2064 6.89% 10/01/28
OBX Trust 2025-NQM2 A2 5.75% due 11/25/2064 6.75% 01/01/29
OBX Trust 2025-NQM2 A3 5.95% due 11/25/2064 6.95% 01/01/29
OBX Trust 2024-NQM5 A2 6.29% due 1/25/2064 7.29% 03/01/28
OBX Trust 2025-NQM10 A3 5.71% due 5/25/2065 6.71% 05/01/29
OBX Trust 2025-NQM13 A2 5.61% due 5/25/2065 6.61% 07/01/29
OBX Trust 2024-NQM17 A2 5.86% due 11/25/2064 6.86% 11/01/28
OBX Trust 2024-NQM18 A3 5.87% due 10/25/2064 6.87% 11/01/28
OBX Trust 2025-NQM1 A2 5.70% due 12/25/2064 6.70% 12/01/28
OBX Trust 2025-NQM1 A3 5.85% due 12/25/2064 6.85% 12/01/28
OBX Trust 2023-NQM9 A3 7.66% due 10/25/2063 8.66% 10/01/27
OBX Trust 2024-NQM5 A3 6.39% due 1/25/2064 7.39% 03/01/28
OBX Trust 2025-NQM3 A2 5.85% due 12/1/2064 6.85% 02/01/29
OBX Trust 2024-NQM15 A3 5.72% due 10/25/2064 6.72% 10/01/28
OBX Trust 2024-NQM4 A1 6.07% due 1/25/2064 7.07% 02/01/28
OBX Trust 2024-NQM16 A2 5.73% due 10/25/2064 6.73% 10/01/28
OBX Trust 2025-NQM16 A3 5.21% due 8/25/2065 6.21% 09/01/29
OBX Trust 2024-NQM6 A3 6.85% due 2/25/2064 7.85% 01/01/28
OBX Trust 2025-NQM10 A1 5.45% due 5/25/2065 6.45% 05/01/29
OBX Trust 2025-NQM16 A2 5.06% due 8/25/2065 6.06% 09/01/29
OBX Trust 2024-NQM5 A1 5.99% due 1/25/2064 6.99% 03/01/28
OBX Trust 2025-NQM13 A3 5.82% due 5/25/2065 6.82% 07/01/29
OBX Trust 2024-NQM13 A2 5.37% due 6/25/2064 6.37% 08/01/28
OBX Trust 2024-NQM11 A2 6.13% due 6/25/2064 7.08% 07/01/28
OBX Trust 2024-NQM2 A3 6.18% due 12/25/2063 7.18% 01/01/28
OBX Trust 2024-NQM3 A3 6.43% due 12/25/2063 7.43% 02/01/28
OBX Trust 2024-NQM9 A3 6.44% due 1/25/2064 7.66% 06/01/28
OBX Trust 2024-NQM7 A1 6.24% due 3/25/2064 7.24% 04/01/28
OBX Trust 2025-NQM10 A2 5.61% due 5/25/2065 6.61% 05/01/29

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
234 |
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
OBX Trust 2024-NQM7 A2 6.45% due 3/25/2064 7.45% 04/01/28
OBX Trust 2024-NQM9 A2 6.28% due 1/25/2064 7.46% 06/01/28
OBX Trust 2024-NQM8 A2 6.44% due 5/25/2064 7.44% 05/01/28
OBX Trust 2024-NQM6 A2 6.70% due 2/25/2064 7.70% 04/01/28
OBX Trust 2024-NQM6 A1 6.45% due 2/25/2064 7.45% 04/01/28
OBX Trust 2025-NQM3 A3 5.95% due 12/1/2064 6.95% 02/01/29
OBX Trust 2024-NQM4 A3 6.32% due 1/25/2064 7.32% 02/01/28
OBX Trust 2024-NQM7 A3 6.60% due 3/25/2064 7.60% 04/01/28
OBX Trust 2024-NQM11 A1 5.88% due 6/25/2064 6.83% 07/01/28
OBX Trust 2024-NQM3 A2 6.33% due 12/25/2063 7.33% 02/01/28
OBX Trust 2024-NQM8 A1 6.23% due 5/25/2064 7.23% 05/01/28
OBX Trust 2024-NQM3 A1 6.13% due 12/25/2063 7.13% 02/01/28
OBX Trust 2024-NQM11 A3 6.23% due 6/25/2064 7.18% 07/01/28
OBX Trust 2023-NQM2 A2 6.72% due 1/25/2062 7.72% 02/01/27
OBX Trust 2023-NQM2 A1 6.32% due 1/25/2062 7.32% 02/01/27
OBX Trust 2024-NQM4 A2 6.22% due 1/25/2064 7.22% 02/01/28
OBX Trust 2024-NQM10 A2 6.33% due 5/25/2064 7.33% 06/01/28
OBX Trust 2024-NQM17 A3 6.02% due 11/25/2064 7.02% 11/01/28
PRPM LLC 2023-RCF1 A1 4.00% due 6/25/2053 5.00% 06/25/27
PRPM LLC 2024-RPL2 A1 3.50% due 5/25/2054 4.50% 05/25/28
PRPM LLC 2025-RCF3 A1 5.25% due 7/25/2055 6.25% 07/01/29
PRPM LLC 2025-5 A1 5.73% due 7/25/2030 8.73% 07/01/28
PRPM LLC 2024-6 A1 5.70% due 11/25/2029 8.70% 11/25/27
RCKT Mortgage Trust 2024-CES4 A1B 6.30% due 6/25/2044 7.30% 05/01/28
RCKT Mortgage Trust 2024-CES4 A1A 6.15% due 6/25/2044 7.15% 05/01/28
RCKT Mortgage Trust 2025-CES1 A1A 5.65% due 1/25/2045 6.65% 01/01/29
RCKT Mortgage Trust 2025-CES7 A1A 5.38% due 7/25/2055 6.38% 07/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1 A1 5.32% due 10/25/2040 6.32% 03/01/28
Towd Point Mortgage Trust 2025-FIX1 A2 5.16% due 9/25/2065 6.16% 09/01/29
Towd Point Mortgage Trust 2025-CES4 A2 5.46% due 10/25/2065 6.46% 10/01/29
Towd Point Mortgage Trust 2025-FIX1 A1 4.97% due 9/25/2065 5.97% 09/01/29
Towd Point Mortgage Trust 2025-CES4 A1B 5.29% due 10/25/2065 6.29% 10/01/29
Towd Point Mortgage Trust 2025-CES4 A1A 5.09% due 10/25/2065 6.09% 10/01/29
Verus Securitization Trust 2025-1 A3 5.98% due 1/25/2070 6.98% 01/01/29
Verus Securitization Trust 2025-5 A3 5.68% due 6/25/2070 6.68% 06/01/29
Verus Securitization Trust 2025-5 A2 5.58% due 6/25/2070 6.58% 06/01/29
Verus Securitization Trust 2025-9 A2 5.19% due 10/27/2070 6.19% 10/01/29
Verus Securitization Trust 2023-2 A3 6.85% due 3/25/2068 7.85% 03/01/27
Verus Securitization Trust 2023-7 A3 7.42% due 10/25/2068 8.42% 10/01/27
Verus Securitization Trust 2024-5 A2 6.45% due 6/25/2069 7.45% 06/01/28
Verus Securitization Trust 2024-1 A3 6.12% due 1/25/2069 7.12% 01/01/28
Verus Securitization Trust 2024-5 A3 6.65% due 6/25/2069 7.65% 06/01/28
Verus Securitization Trust 2024-9 A2 5.69% due 11/25/2069 6.69% 12/01/28
Verus Securitization Trust 2024-9 A3 5.89% due 11/25/2069 6.89% 12/01/28
Verus Securitization Trust 2025-1 A2 5.77% due 1/25/2070 6.77% 01/01/29
Verus Securitization Trust 2025-5 A1 5.43% due 6/25/2070 6.43% 06/01/29
Verus Securitization Trust 2025-2 A2 5.51% due 3/25/2070 6.51% 03/01/29
Verus Securitization Trust 2025-2 A1 5.31% due 3/25/2070 6.31% 03/01/29
Vista Point Securitization Trust 2025-CES1 A1 5.81% due 4/25/2055 6.81% 03/01/29
Vista Point Securitization Trust 2024-CES2 A1 5.25% due 10/25/2054 6.25% 09/01/28
Vista Point Securitization Trust 2024-CES1 A1 6.68% due 5/25/2054 7.67% 04/01/28
Vista Point Securitization Trust 2024-CES3 A1 5.68% due 1/25/2055 6.68% 12/01/28

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
| 235
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 90,201,342 $ 90,220,434 U.S. Treasury Inflation
Indexed Bond Due 1.13%
10/15/30 $ 57,736,000 $ 57,465,765
U.S. Treasury Note 2.86%
- 3.86% Due 12/31/29
- 05/15/32 2,000 2,008
U.S. Treasury Bond 3.86%
- 4.86% Due 08/15/40
- 02/15/54 33,415,600 34,537,652
90,201,342 91,153,600 92,005,425
BNP Paribas 3.80% Due 1/2/2026 67,651,007 67,665,289 U.S. Treasury Note 1.25%
Due 05/31/28 200 190
U.S. Treasury Strips 0.00%
Due 02/15/27 - 11/15/52 39,235,314 22,864,794
U.S. Treasury Inflation
Indexed Bond 0.63% -
2.36% Due 10/15/2028
- 02/15/43 43,193,100 46,153,611
67,651,007 82,428,614 69,018,595
J.P. Morgan Securities LLC 3.82%
Due 1/2/2026
66,147,651 66,161,689 U.S. Treasury Inflation
Indexed Bond 0.38%
to 0.63% Due 01/15/26
- 07/15/27 51,208,700 67,484,862
U.S. Treasury Note 3.50%
Due 11/30/30 100 99
66,147,651 51,208,800 67,484,961

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
TOTAL RETURN BOND FUND
December 31, 2025
236 |
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy
Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim
Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy
Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/
data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm.The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended December 31, 2025, in which the company is an affiliated issuer, were as follows:
Security Name
Value
9/30/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
12/31/25
Shares
12/31/25
Investment
Income
Common Stocks
FTAI Aircraft Leasing
Offshore SPV, LP* $ 29,785,310 $ — $ — $ — $ 1,558,098 $ 31,343,408 28,875,000 $ —
BP Holdco LLC* 435 — — — — 435 532 —
Mutual Funds
Guggenheim Limited
Duration Fund — Class
R6 138,038,569 1,646,032 — — 224,984 139,909,585 5,657,484 1,329,271
Guggenheim Strategy
Fund III 56,120,270 708,135 — — (90,639) 56,737,766 2,277,710 569,166
Guggenheim Ultra
Short Duration Fund —
Institutional Shares 31,836,949 344,391 — — 31,615 32,212,955 3,195,730 271,104
Guggenheim Strategy
Fund II 29,164,595 368,904 — — (82,518) 29,450,981 1,187,061 301,541
$ 284,946,128 $ 3,067,462 $ — $ — $ 1,641,540 $ 289,655,130 $ 2,471,082
* Non-income producing security.

| 237
SCHEDULE OF INVESTMENTS
ULTRA SHORT DURATION FUND
December 31, 2025
a
A
A
SHARES VALUE
EXCHANGE-TRADED FUNDS
a
- 9.7%
SPDR S&P 500 ETF Trust
40,000 $ 27,276,800
iShares Core S&P 500 ETF
38,000 26,027,720
Total Exchange-Traded Funds
(Cost $51,438,880) 53,304,520
MONEY MARKET FUNDS
a
- 1.8%
Dreyfus Treasury Securities
Cash Management Fund—
Institutional Shares, 3.64%
b
9,631,237 9,631,237
Total Money Market Funds
(Cost $9,631,237) 9,631,237
A
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.4%
Verus Securitization Trust
2021-5, A3 1.37%, (WAC) due
9/25/66
◊,c
1,511,994 1,323,049
2021-6, A3 1.89%, (WAC) due
10/25/66
◊,c
1,359,354 1,207,608
2025-7, A1 5.13% due 8/25/70
c,d
965,638 969,407
2025-2, A1 5.31% due 3/25/70
c,d
857,640 862,860
2025-1, A1 5.62%, (WAC) due
1/25/70
◊,c
832,839 840,547
2021-4, A3 1.35%, (WAC) due
7/25/66
◊,c
746,980 638,348
2024-9, A3 5.89% due
11/25/69
c,d
418,495 421,309
2021-3, A3 1.44%, (WAC) due
6/25/66
◊,c
445,530 393,413
2025-5, A1 5.43% due 6/25/70
c,d
226,796 228,609
Legacy Mortgage Asset Trust
2021-GS3, A1 5.75% due
7/25/61
c
2,424,717 2,424,863
2021-GS4, A1 5.65% due
11/25/60
c
2,386,091 2,387,919
2021-GS2, A1 5.75% due
4/25/61
c
1,077,925 1,078,294
2021-GS5, A1 6.25% due
7/25/67
c
708,274 708,843
OBX Trust
2025-NQM16, A1 4.91%,
(WAC) due 8/25/65
◊,c
1,292,345 1,293,171
2025-J3, A5 5.00%, (WAC) due
10/25/55
◊,c
1,159,295 1,155,943
2025-NQM13, A1 5.44%,
(WAC) due 5/25/65
◊,c
1,086,048 1,095,500
2025-NQM1, A1 5.55%, (WAC)
due 12/25/64
◊,c
840,594 847,466
2024-NQM18, A3 5.87% due
10/25/64
c,d
711,720 715,862
2025-NQM10, A1 5.45% due
5/25/65
c,d
430,540 434,037
2025-R1, A2 5.09% due
9/25/62
c,d
400,000 399,276
2025-NQM2, A2 5.75% due
11/25/64
c,d
386,445 389,059
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.4%
(continued)
Sequoia Mortgage Trust
2025-5, A5 5.50%, (WAC) due
6/25/55
◊,c
4,204,987 $ 4,217,867
2025-1, A4 6.00%, (WAC) due
1/25/55
◊,c
1,366,064 1,381,193
2025-6, A11 5.50%, (WAC) due
7/25/55
◊,c
383,932 385,230
BRAVO Residential Funding
Trust
2024-NQM1, A1 5.94% due
12/1/63
c,d
1,714,955 1,726,570
2025-NQM7, A1 5.46%, (WAC)
due 7/25/65
◊,c
1,207,317 1,218,029
2025-CES1, A1A 5.70% due
2/25/55
c,d
882,438 890,846
2024-NQM5, A3 6.16% due
6/25/64
c,d
495,304 499,064
2025-CES2, A1 4.96% due
7/26/55
c,d
473,895 473,338
2025-NQM8, A1B 5.08% due
6/25/65
c,d
459,654 460,337
2025-NQM1, A2 5.81% due
12/25/64
c,d
403,466 406,347
GCAT Trust
2025-NQM4, A1 5.53% due
6/25/70
c,d
2,041,472 2,059,777
2025-NQM3, A1 5.55% due
5/25/70
c,d
1,216,966 1,227,811
2025-INV3, A5 6.00%, (WAC)
due 8/25/55
◊,c
1,090,674 1,112,224
2025-NQM2, A1 5.60% due
4/25/70
c,d
1,025,676 1,035,479
OSAT Trust
2021-RPL1, A1 6.12% due
5/25/65
c
5,078,857 5,078,857
CSMC Trust
2021-RPL7, A1 4.21%, (WAC)
due 7/27/61
◊,c
1,626,667 1,619,966
2021-NQM8, A3 2.41%, (WAC)
due 10/25/66
◊,c
1,244,381 1,098,304
2021-RPL4, A1 4.15%, (WAC)
due 12/27/60
◊,c
996,436 992,588
2021-RPL9, A1 3.87%, (WAC)
due 2/25/61
◊,c
652,132 649,669
2020-NQM1, A1 2.21% due
5/25/65
c
497,319 478,438
Towd Point Mortgage Trust
2025-1, A1A 4.82%, (WAC) due
6/25/65
◊,c
2,361,237 2,370,945
2025-FIX1, A1 4.97% due
9/25/65
c,d
1,322,185 1,322,376
2025-CES4, A1A 5.09% due
10/25/65
c,d
722,411 725,019
2017-6, A1 2.75%, (WAC) due
10/25/57
◊,c
132,572 130,848
2018-2, A1 3.25%, (WAC) due
3/25/58
◊,c
112,752 111,759
HOMES Trust
2025-AFC3, A1 4.93%, (WAC)
due 8/25/60
◊,c
1,538,021 1,537,882

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
238 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.4%
(continued)
2025-AFC2, A1A 5.47% due
6/25/60
c,d
1,349,265 $ 1,359,871
2024-AFC2, A1 5.58%, (WAC)
due 10/25/59
◊,c
773,777 779,197
2025-NQM4, A1 5.22% due
8/25/70
c,d
711,928 714,442
PRPM LLC
2025-7, A1 5.50% due 8/25/30
c
1,150,843 1,153,693
2025-8, A1 5.39% due
10/25/30
c,d
1,025,852 1,027,358
2025-RCF3, A1 5.25% due
7/25/55
c,d
979,635 988,096
2025-6, A1 5.77% due 8/25/28
c
693,148 694,264
2025-5, A1 5.73% due 7/25/30
c,d
336,166 336,437
RCKT Mortgage Trust
2025-CES6, A1A 5.47% due
6/25/55
c,d
1,333,010 1,345,767
2025-CES8, A1A 5.15%, (WAC)
due 8/25/55
◊,c
944,538 949,542
2025-CES5, A1A 5.69% due
5/25/55
c,d
657,388 665,790
2025-CES7, A1A 5.38% due
7/25/55
c,d
459,909 464,350
NYMT Loan Trust
2025-INV2, A1 5.00%, (WAC)
due 10/25/60
◊,c
2,472,610 2,484,860
2025-CP1, A1 3.75%, (WAC)
due 11/25/69
◊,c
905,029 873,644
Imperial Fund Mortgage Trust
2022-NQM2, A2 4.02%, (WAC)
due 3/25/67
◊,c
3,436,313 3,246,459
PMT Loan Trust
2025-INV8, A7 6.00%, (WAC)
due 7/25/56
◊,c
2,575,702 2,623,916
2025-INV7, A7 6.00%, (WAC)
due 6/25/56
◊,c
485,290 493,070
FIGRE Trust
2025-PF2, A 5.02%, (WAC) due
10/25/55
◊,c
947,935 946,092
2025-HE6, A 5.04%, (WAC) due
9/25/55
◊,c
829,310 826,721
2024-HE5, A 5.44%, (WAC) due
10/25/54
◊,c
749,551 759,180
2025-HE1, A 5.83%, (WAC) due
1/25/55
◊,c
402,499 408,989
Cross Mortgage Trust
2025-H1, A1 5.74%, (WAC) due
2/25/70
◊,c
1,751,997 1,769,177
2025-H6, A1 5.18%, (WAC) due
7/25/70
◊,c
1,137,977 1,142,713
LHOME Mortgage Trust
2024-RTL5, A1 5.32% due
9/25/39
c,d
1,950,000 1,953,664
2025-RTL3, A1 5.24% due
8/25/40
c,d
750,000 752,172
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.4%
(continued)
GS Mortgage-Backed Securities
Trust
2025-HE1, A1 5.42% (30 Day
Average SOFR + 1.55%, Rate
Floor: 1.55%) due 10/25/55
◊,c
1,464,385 $ 1,467,851
2025-NQM3, A1 5.14% due
11/25/65
c,d
679,797 681,462
2020-NQM1, A1 1.38%, (WAC)
due 9/27/60
◊,c
170,725 162,976
NLT Trust
2025-NQM1, PT 7.47%, (WAC)
due 10/25/70
◊,c
1,955,988 2,062,165
Provident Funding Mortgage
Trust
2025-4, A4 5.50%, (WAC) due
9/25/55
◊,c
1,290,194 1,296,956
2025-1, A3 5.50%, (WAC) due
2/25/55
◊,c
469,890 472,176
Chase Home Lending Mortgage
Trust
2025-5, A4A 5.50%, (WAC) due
4/25/56
◊,c
1,671,659 1,682,548
EFMT
2025-CES4, A1 5.43% due
6/25/60
c,d
1,527,920 1,540,564
New Residential Mortgage Loan
Trust
2020-1A, A1B 3.50%, (WAC)
due 10/25/59
◊,c
756,614 714,032
2018-2A, A1B 3.50%, (WAC)
due 2/25/58
◊,c
409,400 391,855
2025-NQM3, A1 5.53%, (WAC)
due 5/25/65
◊,c
256,459 259,256
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, A1A 5.70% (30
Day Average SOFR + 1.75%,
Rate Floor: 0.00%) due
6/25/55
◊,c
1,198,323 1,200,230
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, A1 3.37% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
1,104,669 1,078,423
CFMT LLC
2022-HB9, A 3.25%, (WAC) due
9/25/37
◊,c
1,046,096 1,032,286
Angel Oak Mortgage Trust
2022-1, A3 3.29%, (WAC) due
12/25/66
◊,c
1,128,392 1,023,598
JP Morgan Mortgage Trust
2025-1, A4 6.00%, (WAC) due
6/25/55
◊,c
726,874 737,251
COLT Mortgage Loan Trust
2025-3, A1 5.35% due 3/25/70
c,d
682,422 686,124
Archwest Mortgage Trust
2025-RTL1, A1 5.20% due
10/25/40
c,d
600,000 600,735

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
| 239
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 18.4%
(continued)
Soundview Home Loan Trust
2006-OPT5, 1A1 4.13% (1
Month Term SOFR + 0.39%,
Rate Floor: 0.28%) due
7/25/36
◊
603,942 $ 590,726
SG Residential Mortgage Trust
2022-1, A3 3.68%, (WAC) due
3/27/62
◊,c
371,734 341,586
Barclays Mortgage Loan Trust
2023-NQM1, A1A 6.03% due
1/25/63
c,d
324,151 326,163
Ellington Financial Mortgage
Trust
2020-2, A2 1.49%, (WAC) due
10/25/65
◊,c,e
201,087 189,823
2020-2, A3 1.64%, (WAC) due
10/25/65
◊,c,e
115,833 109,490
Vista Point Securitization Trust
2025-CES1, A1 5.81% due
4/25/55
c,d
291,000 293,107
Mill City Securities Ltd.
2024-RS2, A1 3.00% due
8/1/69
c,d
173,264 164,170
Argent Securities, Inc. Asset-
Backed Pass-Through
Certificates
2005-W2, M1 4.58% (1 Month
Term SOFR + 0.85%, Rate
Floor: 0.74%) due 10/25/35
◊,e
68,807 68,398
Banc of America Funding Trust
2015-R2, 3A2 4.11% (1 Month
Term SOFR + 0.37%, Rate
Floor: 0.26%) due 4/29/37
◊,c,e
61,811 61,621
Residential Mortgage Loan Trust
2020-1, A1 2.38%, (WAC) due
1/26/60
◊,c,e
35,776 35,561
Starwood Mortgage Residential
Trust
2020-1, A1 2.28%, (WAC) due
2/25/50
◊,c,e
35,862 34,280
Total Residential Mortgage-Backed Securities 101,091,023
GOVERNMENT AGENCY - 9.7%
Freddie Mac
5.00% due 12/25/51 11,877,624 11,928,325
5.50% due 12/25/51 2,879,913 2,932,723
5.00% due 11/25/51 2,529,689 2,537,696
5.00% due 4/25/53 2,422,770 2,432,130
5.00% due 10/25/51 2,163,365 2,168,623
5.50% due 7/25/53 1,915,307 1,941,985
5.50% due 4/25/51 1,674,450 1,697,443
5.00% due 3/25/52 1,450,823 1,455,801
5.25% due 4/25/53 1,232,555 1,247,959
5.00% due 2/25/52 903,820 904,948
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9% (continued)
GOVERNMENT AGENCY - 9.7% (continued)
Fannie Mae
5.00% due 1/25/53 3,361,624 $ 3,376,397
5.00% due 10/25/51 2,670,662 2,682,272
5.00% due 9/25/55 2,673,239 2,675,516
5.00% due 2/25/54 2,626,081 2,633,808
5.00% due 6/25/53 2,491,577 2,504,827
5.50% due 11/25/51 2,401,466 2,423,987
5.00% due 11/25/53 2,243,368 2,247,259
5.50% due 12/25/50 1,527,002 1,539,880
5.00% due 5/25/52 1,189,532 1,190,583
Government National Mortgage
Association
5.25% due 3/20/52 2,032,944 2,057,989
5.00% due 1/20/55 1,189,004 1,189,348
Total Government Agency 53,769,499
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, D 5.66% (1 Month
Term SOFR + 1.90%, Rate
Floor: 1.54%) due 6/15/38
◊,c
2,700,000 2,384,000
BX Trust
2025-VOLT, A 5.45% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 12/15/44
◊,c
1,950,000 1,951,213
BX Commercial Mortgage Trust
2022-LP2, C 5.31% (1 Month
Term SOFR + 1.56%, Rate
Floor: 1.56%) due 2/15/39
◊,c
1,855,000 1,852,686
WMRK Commercial Mortgage
Trust
2022-WMRK, B 7.19% (1 Month
Term SOFR + 3.44%, Rate
Floor: 3.44%) due 11/15/27
◊,c
1,836,963 1,841,633
BXHPP Trust
2021-FILM, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 8/15/36
◊,c
1,500,000 1,405,346
MILE Trust
2025-STNE, A 5.25% (1 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 7/15/42
◊,c
1,350,000 1,350,843
MHP
2022-MHIL, C 5.01% (1 Month
Term SOFR + 1.26%, Rate
Floor: 1.26%) due 1/15/39
◊,c
1,200,000 1,198,181
VDCM Commercial Mortgage
Trust
2025-AZ, A 5.06%, (WAC) due
7/13/44
◊,c
700,000 708,131
Citigroup Commercial Mortgage
Trust
2019-GC41, XA 1.01%, (WAC)
due 8/10/56
◊,f
22,433,568 628,508

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
240 |
a
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
(continued)
Benchmark Mortgage Trust
2019-B14, XA 0.75%, (WAC)
due 12/15/62
◊,f
29,831,946 $ 584,178
Morgan Stanley Capital I Trust
2018-H3, XA 0.78%, (WAC) due
7/15/51
◊,f
31,037,204 506,133
RWC Commercial Mortgage
Trust
2025-1, A 5.01% due 6/25/40
c
479,651 480,419
Life Mortgage Trust
2021-BMR, C 4.96% (1 Month
Term SOFR + 1.21%, Rate
Floor: 1.10%) due 3/15/38
◊,c
261,660 260,544
JPMDB Commercial Mortgage
Securities Trust
2018-C8, XA 0.59%, (WAC) due
6/15/51
◊,f
19,600,188 215,984
Total Commercial Mortgage-Backed Securities 15,367,799
Total Collateralized Mortgage Obligations
(Cost $171,676,672) 170,228,321
ASSET-BACKED SECURITIES - 25.5%
COLLATERALIZED LOAN OBLIGATIONS - 18.0%
BCC Middle Market CLO LLC
2019-1A, A1RR 5.35% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 7/15/36
◊,c
10,750,000 10,758,986
Eldridge CLO Ltd.
2025-1A, A1 5.25% (3 Month
Term SOFR + 1.33%, Rate
Floor: 1.33%) due 10/20/38
◊,c
5,500,000 5,515,070
Cerberus Loan Funding 51 LLC
2025-2A, A 5.64% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,c
5,500,000 5,513,763
FS Rialto
2021-FL3, B 5.65% (1 Month
Term SOFR + 1.91%, Rate
Floor: 1.91%) due 11/16/36
◊,c
5,500,000 5,492,613
Golub Capital Partners CLO
54M, LP
2021-54A, A1R 5.37% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 8/5/37
◊,c
5,250,000 5,254,600
BRSP Ltd.
2021-FL1, B 5.75% (1 Month
Term SOFR + 2.01%, Rate
Floor: 1.90%) due 8/19/38
◊,c
4,250,000 4,242,143
Owl Rock CLO IV Ltd.
2020-4A, A1R 5.75% (3 Month
Term SOFR + 1.86%, Rate
Floor: 1.60%) due 8/20/33
◊,c
4,195,765 4,195,075
Ares Direct Lending CLO 6 LLC
2025-2A, A1 5.20% (3 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 10/16/37
◊,c
2,500,000 2,502,039
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 25.5% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.0% (continued)
2025-2A, A2 5.40% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 10/16/37
◊,c
1,300,000 $ 1,301,606
BXMT Ltd.
2020-FL2, AS 5.25% (1 Month
Term SOFR + 1.51%, Rate
Floor: 1.51%) due 2/15/38
◊,c
2,550,000 2,524,710
2020-FL2, A 5.00% (1 Month
Term SOFR + 1.26%, Rate
Floor: 1.26%) due 2/15/38
◊,c
408,522 406,480
Madison Park Funding XLVIII
Ltd.
2021-48A, BR 5.22% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 1/19/39
◊,c
2,700,000 2,699,712
Madison Park Funding LXV Ltd.
2025-65A, B 6.02% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/16/38
◊,c
2,500,000 2,509,123
JCP Direct Lending CLO LLC
2023-1A, A1R 5.53% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/37
◊,c
2,500,000 2,503,379
CIFC Funding 2013-III-R Ltd.
2013-3RA, A2R 5.07% (3 Month
Term SOFR + 1.20%, Rate
Floor: 1.20%) due 4/24/31
◊,c
2,500,000 2,499,537
Cerberus Loan Funding XXXII,
LP
2021-2A, A 5.79% (3 Month
Term SOFR + 1.88%, Rate
Floor: 1.88%) due 4/22/33
◊,c
2,279,583 2,279,422
Greystone CRE Notes LLC
2025-FL4, A 5.23% (1 Month
Term SOFR + 1.48%, Rate
Floor: 1.48%) due 1/15/43
◊,c
2,250,000 2,256,612
OWL Rock CLO XXI LLC
2025-21A, A 5.27% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 7/24/34
◊,c
2,236,100 2,240,655
Golub Capital Partners CLO
83M, LP
2025-83A, A1 5.24% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 11/9/38
◊,c
2,200,000 2,201,462
Cerberus Loan Funding 52 LLC
2025-3A, A 5.49% (3 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 10/15/37
◊,c
2,000,000 2,004,987
OWL Rock CLO XXII LLC
2025-22A, A 5.42% (3 Month
Term SOFR + 1.47%, Rate
Floor: 1.47%) due 10/20/37
◊,c
2,000,000 2,001,712
Golub Capital Partners CLO
49M Ltd.
2020-49A, A1R2 5.84% (3
Month Term SOFR + 1.52%,
Rate Floor: 1.52%) due
7/20/38
◊,c
2,000,000 1,999,263

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
| 241
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 25.5% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.0% (continued)
LoanCore Issuer LLC
2025-CRE9, A 5.18% (1 Month
Term SOFR + 1.45%, Rate
Floor: 1.45%) due 8/18/42
◊,c
2,000,000 $ 1,997,547
Madison Park Funding LIII Ltd.
2022-53A, B 5.62% (3 Month
Term SOFR + 1.75%, Rate
Floor: 1.75%) due 4/21/35
◊,c
1,750,000 1,753,852
Golub Capital Partners CLO
69M, LP
2023-69A, BR 5.57% (3 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 11/9/38
◊,c
1,750,000 1,750,934
THL Credit Lake Shore MM CLO
I Ltd.
2019-1A, A1R 5.87% (3 Month
Term SOFR + 1.96%, Rate
Floor: 1.70%) due 4/15/33
◊,c
1,649,854 1,650,341
Hlend CLO LLC
2025-4A, B 6.07% (3 Month
Term SOFR + 1.85%, Rate
Floor: 1.85%) due 8/15/37
◊,c
1,050,000 1,051,068
2025-3A, A 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 1/20/37
◊,c
500,000 500,356
PFP Ltd.
2025-12, A 5.22% (1 Month
Term SOFR + 1.49%, Rate
Floor: 1.49%) due 12/18/42
◊,c
1,500,000 1,497,869
Neuberger Berman Loan
Advisers CLO 47 Ltd.
2022-47A, BR 5.70% (3 Month
Term SOFR + 1.55%, Rate
Floor: 1.55%) due 4/16/35
◊,c
1,400,000 1,402,429
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A, A1 5.26% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 10/15/37
◊,c
1,400,000 1,398,938
Cerberus Loan Funding 50 LLC
2025-1A, A 5.55% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/15/37
◊,c
1,350,000 1,354,053
Owl Rock CLO VII LLC
2022-7A, AR 5.28% (3 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 4/20/38
◊,c
1,350,000 1,347,654
BSPDF Issuer LLC
2025-FL2, A 5.27% (1 Month
Term SOFR + 1.52%, Rate
Floor: 1.52%) due 12/15/42
◊,c
1,250,000 1,249,115
AGL CLO 42 Ltd.
2025-42A, B 5.92% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/22/38
◊,c
1,000,000 1,002,542
BDS LLC
2025-FL15, AS 5.38% (1 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 3/19/43
◊,c
1,000,000 1,000,825
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 25.5% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 18.0% (continued)
STWD Ltd.
2021-FL2, B 5.65% (1 Month
Term SOFR + 1.91%, Rate
Floor: 1.80%) due 4/18/38
◊,c
1,000,000 $ 999,293
Greystone CRE Notes Ltd.
2021-FL3, B 5.51% (1 Month
Term SOFR + 1.76%, Rate
Floor: 1.65%) due 7/15/39
◊,c
1,000,000 992,976
TRTX Issuer Ltd.
2025-FL6, A 5.27% (1 Month
Term SOFR + 1.54%, Rate
Floor: 1.54%) due 9/18/42
◊,c
900,000 902,108
Golub Capital Partners CLO
2013-16A, A1R3 5.49% (3
Month Term SOFR + 1.63%,
Rate Floor: 1.63%) due
8/9/39
◊,c
900,000 901,161
BSPRT Issuer LLC
2025-FL12, A 5.12% (1 Month
Term SOFR + 1.39%, Rate
Floor: 1.39%) due 1/17/43
◊,c
900,000 898,045
Neuberger Berman CLO 32R
Ltd.
2019-32RA, A 5.64% (3 Month
Term SOFR + 1.31%, Rate
Floor: 1.31%) due 7/20/39
◊,c
500,000 501,743
2019-32RA, B 5.98% (3 Month
Term SOFR + 1.65%, Rate
Floor: 1.65%) due 7/20/39
◊,c
300,000 300,882
Madison Park Funding LXXI Ltd.
2025-71A, B 5.36% (3 Month
Term SOFR + 1.50%, Rate
Floor: 1.50%) due 4/23/38
◊,c
550,000 550,695
CIFC Funding Ltd.
2022-1A, B 5.68% (3 Month
Term SOFR + 1.80%, Rate
Floor: 1.80%) due 4/17/35
◊,c
500,000 501,129
Golub Capital Partners CLO
16M-R3
2013-16A, A2R3 5.61% (3
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/9/39
◊,c
400,000 400,601
LRECS LLC
2025-CRE1, AS 5.75% (1
Month Term SOFR + 1.75%,
Rate Floor: 1.75%) due
8/19/43
◊,c
250,000 250,450
FS Rialto Issuer LLC
2025-FL10, AS 5.32% (1 Month
Term SOFR + 1.59%, Rate
Floor: 1.59%) due 8/19/42
◊,c
150,000 147,927
Total Collateralized Loan Obligations 99,207,482
TRANSPORT-CONTAINER - 1.9%
Triton Container Finance VIII
LLC
2021-1A, A 1.86% due 3/20/46
c
4,322,812 4,018,524

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
242 |
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 25.5% (continued)
TRANSPORT-CONTAINER - 1.9% (continued)
Triton Container Finance IX LLC
2025-1A, A 5.43% due 6/20/50
c
2,578,500 $ 2,596,290
Textainer Marine Containers
VII Ltd.
2021-1A, A 1.68% due 2/20/46
c
1,288,000 1,212,440
2020-1A, A 2.73% due 8/21/45
c
356,708 345,639
CLI Funding VIII LLC
2021-1A, A 1.64% due 2/18/46
c
1,545,220 1,438,403
CLI Funding IX LLC
2025-1A, A 5.35% due 6/20/50
c
1,044,542 1,059,028
Total Transport-Container 10,670,324
WHOLE BUSINESS - 1.6%
Domino's Pizza Master Issuer
LLC
2018-1A, A2II 4.33% due
7/25/48
c
4,254,275 4,241,803
Taco Bell Funding LLC
2021-1A, A2I 1.95% due
8/25/51
c
3,193,125 3,110,791
Wingstop Funding LLC
2020-1A, A2 2.84% due
12/5/50
c
1,329,750 1,288,327
Total Whole Business 8,640,921
NET LEASE - 1.5%
Oak Street Investment Grade
Net Lease Fund
2020-1A, A1 1.85% due
11/20/50
c
5,277,577 4,799,533
CF Hippolyta Issuer LLC
2021-1A, B1 1.98% due
3/15/61
c
2,120,507 1,290,768
Capital Automotive REIT
2024-2A, A1 4.90%, REIT due
5/15/54
c
1,174,479 1,173,867
STORE Master Funding LLC
2025-1A, A4 4.95% due
10/20/55
c
799,000 798,965
Total Net Lease 8,063,133
FINANCIAL - 0.9%
Station Place Securitization
Trust
2025-SP2, A1 4.88% (1 Month
Term SOFR + 1.15%, Rate
Floor: 1.15%) due 9/25/26
◊,c,e
2,700,000 2,700,000
2025-SP1, A1 5.16% (1 Month
Term SOFR + 1.30%, Rate
Floor: 0.00%) due 7/2/26
◊,c,e
900,000 900,000
2024-SP2, A1 5.46% (1 Month
Term SOFR + 1.70%, Rate
Floor: 1.70%) due 7/12/26
◊,c,e
900,000 900,000
HV Structured Solutions IV
6.22% due 9/15/30
e
567,448 563,509
Total Financial 5,063,509
a
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 25.5% (continued)
SINGLE FAMILY RESIDENCE - 0.7%
STAR Trust
2025-SFR6, A 5.15% (1 Month
Term SOFR + 1.40%, Rate
Floor: 1.40%) due 8/17/42
◊,c
2,750,000 $ 2,757,840
Tricon Residential Trust
2025-SFR1, A 4.85% (1 Month
Term SOFR + 1.10%, Rate
Floor: 1.10%) due 3/17/42
◊,c
993,227 994,015
Total Single Family Residence 3,751,855
INFRASTRUCTURE - 0.6%
Vantage Data Centers LLC
2025-1A, A2 5.13% due
8/15/55
c
1,350,000 1,334,280
QTS Issuer ABS I LLC
2025-1A, A2 5.44% due
5/25/55
c
1,300,000 1,308,839
Stack Infrastructure Issuer LLC
2025-1A, A2 5.00% due
5/25/50
c
700,000 691,587
Total Infrastructure 3,334,706
TRANSPORT-AIRCRAFT - 0.2%
Slam Ltd.
2021-1A, A 2.43% due 6/15/46
c
1,075,050 1,026,117
UNSECURED CONSUMER LOANS - 0.1%
Service Experts Issuer LLC
2025-1A, A 5.38% due 1/20/37
c
278,819 278,772
Total Asset-Backed Securities
(Cost $141,978,418) 140,036,819
CORPORATE BONDS - 18.8%
FINANCIAL - 10.5%
Brighthouse Financial Global
Funding
5.55% due 4/9/27
c
3,900,000 3,954,608
AEGON Funding Co. LLC
5.50% due 4/16/27
c
3,750,000 3,809,176
Macquarie Group Ltd.
3.76% due 11/28/28
c,g
2,753,000 2,732,214
Enstar Group Ltd.
4.95% due 6/1/29 2,700,000 2,720,163
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26
c
2,650,000 2,611,346
Societe Generale S.A.
5.52% due 1/19/28
c,g
1,300,000 1,316,491
5.21% (SOFR + 1.42%) due
5/22/29
◊,c
1,200,000 1,206,032
Lloyds Banking Group plc
5.09% due 11/26/28
g
2,300,000 2,343,734

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
| 243
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 18.8% (continued)
FINANCIAL - 10.5% (continued)
Barclays plc
4.48% due 11/11/29
g
1,350,000 $ 1,357,450
4.94% due 9/10/30
g
850,000 866,843
American National Group, Inc.
5.00% due 6/15/27 2,150,000 2,165,938
CNO Global Funding
5.88% due 6/4/27
c
1,660,000 1,696,691
4.88% due 12/10/27
c
450,000 455,780
HSBC Holdings plc
5.13% due 11/19/28
g
2,100,000 2,138,883
F&G Global Funding
5.88% due 1/16/30
c
2,000,000 2,075,284
Nationwide Building Society
4.65% due 7/14/29
c,g
2,000,000 2,018,995
BPCE SA
5.72% due 1/18/30
c,g
1,800,000 1,863,481
Fortitude Global Funding
4.63% due 10/6/28
c
1,750,000 1,750,345
BO GPS IV Capital Call Facility
B
4.88% due 10/30/28
e
1,350,000 1,364,893
Athene Global Funding
5.03% due 7/17/30
c
1,350,000 1,360,081
Brookfield Asset Management
Ltd.
4.65% due 11/15/30 1,350,000 1,359,676
Protective Life Corp.
4.70% due 1/15/31
c
1,350,000 1,354,253
Santander UK Group Holdings
plc
4.86% due 9/11/30
g
1,300,000 1,315,528
Jackson National Life Global
Funding
4.70% due 6/5/28
c
1,300,000 1,313,030
GA Global Funding Trust
1.63% due 1/15/26
c
1,300,000 1,298,799
VICI Properties, LP / VICI Note
Co., Inc.
4.63% due 12/1/29
c
1,300,000 1,297,463
LPL Holdings, Inc.
5.70% due 5/20/27 1,200,000 1,222,993
OneMain Finance Corp.
3.50% due 1/15/27 1,150,000 1,138,776
Standard Chartered plc
5.55% due 1/21/29
c,g
1,000,000 1,026,079
Starwood Property Trust, Inc.
5.25% due 10/15/28
c
1,000,000 1,007,272
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 18.8% (continued)
FINANCIAL - 10.5% (continued)
Citigroup, Inc.
4.90% (SOFR + 1.17%) due
9/11/31
◊
1,000,000 $ 1,003,600
United Wholesale Mortgage LLC
5.75% due 6/15/27
c
1,000,000 1,002,665
Lincoln Financial Global Funding
4.63% due 5/28/28
c
900,000 908,546
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 8/15/28
c
700,000 673,939
NatWest Group plc
4.89% (SOFR + 1.10%) due
5/23/29
◊
650,000 652,934
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/1/30
c
500,000 509,998
UWM Holdings LLC
6.25% due 3/15/31
c
500,000 499,203
Encore Capital Group, Inc.
6.63% due 4/15/31
c
250,000 251,248
Total Financial 57,644,430
CONSUMER, NON-CYCLICAL - 1.9%
HCA, Inc.
5.00% due 3/1/28 2,250,000 2,291,938
Triton Container International
Ltd.
2.05% due 4/15/26
c
2,200,000 2,182,744
Global Payments, Inc.
4.50% due 11/15/28 1,475,000 1,477,805
Williams Scotsman, Inc.
4.63% due 8/15/28
c
1,400,000 1,395,706
Avantor Funding, Inc.
4.63% due 7/15/28
c
1,400,000 1,392,393
Element Fleet Management
Corp.
6.27% due 6/26/26
c
1,200,000 1,210,630
Cheplapharm Arzneimittel GmbH
5.50% due 1/15/28
c
700,000 690,412
Total Consumer, Non-cyclical 10,641,628
INDUSTRIAL - 1.8%
Silgan Holdings, Inc.
1.40% due 4/1/26
c
2,350,000 2,330,022
Vontier Corp.
1.80% due 4/1/26 2,150,000 2,136,266
TD SYNNEX Corp.
4.30% due 1/17/29 1,400,000 1,397,459
GXO Logistics, Inc.
6.25% due 5/6/29 1,300,000 1,369,079

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
244 |
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 18.8% (continued)
INDUSTRIAL - 1.8% (continued)
Berry Global, Inc.
1.65% due 1/15/27 1,100,000 $ 1,070,876
Enviri Corp.
5.75% due 7/31/27
c
700,000 700,376
Jabil, Inc.
4.25% due 5/15/27 600,000 600,834
Weir Group plc
2.20% due 5/13/26
c
440,000 436,006
Total Industrial 10,040,918
TECHNOLOGY - 1.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/1/26 4,300,000 4,242,881
Microchip Technology, Inc.
4.90% due 3/15/28 2,200,000 2,230,236
Oracle Corp.
4.45% due 9/26/30 1,400,000 1,369,671
Total Technology 7,842,788
CONSUMER, CYCLICAL - 1.1%
LG Energy Solution Ltd.
5.25% due 4/2/28
c
1,000,000 1,018,688
5.38% due 7/2/29 450,000 462,309
Polaris, Inc.
6.95% due 3/15/29 1,300,000 1,378,367
Carnival Corp.
5.13% due 5/1/29
c
1,300,000 1,314,416
Newell Brands, Inc.
8.50% due 6/1/28
c
950,000 996,125
VOC Escrow Ltd.
5.00% due 2/15/28
c
650,000 649,975
Total Consumer, Cyclical 5,819,880
ENERGY - 1.1%
CVR Energy, Inc.
5.75% due 2/15/28
c
1,400,000 1,380,506
Targa Resources Corp.
4.35% due 1/15/29 1,350,000 1,353,749
Cheniere Energy Partners, LP
4.50% due 10/1/29 1,300,000 1,302,733
DT Midstream, Inc.
4.13% due 6/15/29
c
1,300,000 1,282,862
Targa Resources Partners, LP
/ Targa Resources Partners
Finance Corp.
6.88% due 1/15/29 500,000 505,958
Total Energy 5,825,808
a
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 18.8% (continued)
UTILITIES - 0.7%
NextEra Energy Capital
Holdings, Inc.
4.69% due 9/1/27 1,800,000 $ 1,821,389
NRG Energy, Inc.
4.45% due 6/15/29
c
1,300,000 1,294,261
Pinnacle West Capital Corp.
4.90% due 5/15/28 450,000 458,080
Total Utilities 3,573,730
COMMUNICATIONS - 0.2%
NTT Finance Corp.
4.62% due 7/16/28
c
1,350,000 1,367,955
BASIC MATERIALS - 0.1%
Compass Minerals International,
Inc.
8.00% due 7/1/30
c
550,000 575,485
Total Corporate Bonds
(Cost $102,888,073) 103,332,622
FOREIGN GOVERNMENT DEBT - 5.3%
Israel Government International
Bond
0.50% due 2/27/26 ILS 91,000,000 28,454,872
Eagle Funding Luxco SARL
5.50% due 8/17/30
c
700,000 713,013
Total Foreign Government Debt
(Cost $27,719,286) 29,167,885
REPURCHASE AGREEMENTS
h
- 4.3%
BofA Securities, Inc. issued
12/31/25 at 3.81% due
1/2/2026 9,626,639 9,626,639
BNP Paribas issued 12/31/25 at
3.80% due 1/2/2026 7,219,979 7,219,979
JPMorgan Securities LLC
issued 12/31/25 at 3.82% due
1/2/2026 7,059,535 7,059,535
Total Repurchase Agreements
(Cost $23,906,153) 23,906,153
SENIOR FLOATING RATE INTERESTS - 1.4%
FINANCIAL - 0.4%
Jane Street Group LLC
5.82% (3 Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 12/15/31
◊
1,138,309 1,132,106
Corpay Technologies Operating
Co. LLC
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 10/2/32
◊
700,000 700,147

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
| 245
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 1.4% (continued)
FINANCIAL - 0.4% (continued)
CPI Holdco B LLC
5.72% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 5/17/31
◊
150,000 $ 150,271
Total Financial 1,982,524
CONSUMER, NON-CYCLICAL - 0.3%
Bombardier Recreational
Products, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/13/29
◊
847,875 851,054
Option Care Health, Inc.
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 9/16/32
◊
698,250 701,525
Total Consumer, Non-cyclical 1,552,579
INDUSTRIAL - 0.3%
SkyMiles IP Ltd.
5.38% (3 Month Term SOFR +
1.50%, Rate Floor: 0.00%)
due 10/20/28
◊
1,400,000 1,409,800
Transdigm, Inc.
5.97% (1 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 3/22/30
◊
349,125 350,071
Total Industrial 1,759,871
COMMUNICATIONS - 0.1%
Outfront Media Capital LLC
5.73% (1 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 9/16/32
◊
400,000 401,000
BASIC MATERIALS - 0.1%
Novelis Holdings, Inc.
5.42% (3 Month Term SOFR +
1.75%) due 3/11/32
◊
646,742 648,896
a
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 1.4% (continued)
CONSUMER, CYCLICAL - 0.1%
Peer Holding III BV
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.00%)
due 9/25/32
◊
600,000 $ 600,498
ENERGY - 0.1%
Buckeye Partners, LP
5.47% (1 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 11/22/32
◊
497,908 500,338
Meade Pipeline Co. LLC
5.69% (3 Month Term SOFR +
2.00%, Rate Floor: 0.00%)
due 9/22/32
◊
250,000 251,250
Whitewater Whistler Holdings
LLC
5.44% (3 Month Term SOFR +
1.75%, Rate Floor: 0.00%)
due 2/15/30
◊
122,525 122,013
Total Energy 873,601
Total Senior Floating Rate Interests
(Cost $7,790,678) 7,818,969
U.S. TREASURY BILLS - 0.6%
U.S. Treasury Bills
3.64% due 1/15/26
i
2,655,000 2,651,607
3.63% due 1/13/26
i
260,000 259,721
3.54% due 1/22/26
i
220,000 219,566
Total U.S. Treasury Bills
(Cost $3,130,492) 3,130,894
Total Investments - 98.3%
(Cost $540,159,889)
$ 540,557,420
Other Assets & Liabilities, net - 1.7% 9,498,346
Total Net Assets - 100% $ 550,055,766
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
b
Rate indicated is the 7-day yield as of December 31, 2025.
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $311,184,376 (cost $313,830,780), or 56.6% of total net assets.
d
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2025. See table below for additional step information for each security.
e
Value determined based on Level 3 inputs — See Note 3 .
f
Security is an interest-only strip.
g
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
246 |
See Sector Classification in Other Information section.
h
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
i
Rate indicated in the effective yield at the time of purchase.
BofA — Bank of America
ILS — Israeli New Shekel
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  —Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.33% Annually 10/20/32 $ 9,000,000 $ 155,558 $ — $ 155,558
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.26% Annually 09/08/28 20,000,000 65,845 (7,224) 73,069
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.29% Annually 09/09/30 5,000,000 41,912 (2,389) 44,301
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.85% Annually 11/27/39 1,000,000 17,190 292 16,898
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.33% Annually 09/23/27 20,000,000 26,946 340 26,606
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.88% Annually 07/22/35 5,000,000 (35,962) 332 (36,294)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.58% Annually 07/22/30 12,500,000 (41,040) 340 (41,380)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.83% Annually 11/27/31 8,200,000 (130,482) 305 (130,787)
BofA
Securities,
Inc. CME Receive
U.S. Secured
Overnight
Financing
Rate 3.87% Annually 11/27/29 9,000,000 (156,819) 281 (157,100)
$ (56,852) $ (7,723) $ (49,129)

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
| 247
Total Return Swap Agreements
Counterparty Index Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Depreciation
OTC Equity Index Swap Agreements Sold Short
Citibank, N.A.
iShares Core S&P
500 ETF Receive
4.40% (Federal
Funds Rate +
0.76%) At Maturity 01/12/26 38,000 $ 25,116,100 $ (544,004)
Toronto-Dominion
Bank
SPDR S&P 500
ETF Trust Receive
4.41% (Federal
Funds Rate +
0.77%) At Maturity 01/26/26 40,000 26,322,000 (619,663)
$ 51,438,100 $ (1,163,667)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Depreciation
Goldman Sachs International ILS Sell 91,453,753 27,274,389 USD 2/27/26 $ (1,497,308)
a
Includes cumulative appreciation (depreciation).
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the
Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
BofA — Bank of America
CME — Chicago Mercantile Exchange
ILS — Israeli New Shekel
The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note
3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Exchange-Traded Funds $ 53,304,520 $ — $ — $ 53,304,520
Money Market Funds 9,631,237 — — 9,631,237
Collateralized Mortgage Obligations — 169,729,148 499,173 170,228,321
Asset-Backed Securities — 134,973,310 5,063,509 140,036,819
Corporate Bonds — 101,967,729 1,364,893 103,332,622
Foreign Government Debt — 29,167,885 — 29,167,885
Repurchase Agreements — 23,906,153 — 23,906,153
Senior Floating Rate Interests — 7,818,969 — 7,818,969
U.S. Treasury Bills — 3,130,894 — 3,130,894
Interest Rate Swap Agreements
a
— 316,432 — 316,432
Total Assets $ 62,935,757 $ 471,010,520 $ 6,927,575 $ 540,873,852
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
a
$ — $ 365,561 $ — $ 365,561
Equity Index Swap Agreements
a
— 1,163,667 — 1,163,667
Forward Foreign Currency Exchange Contracts
a
— 1,497,308 — 1,497,308
Total Liabilities $ — $ 3,026,536 $ — $ 3,026,536
a
Reported as unrealized appreciation/depreciation at period end.

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
248 |
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2025:
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
December 31, 2025 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 4,500,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 563,509
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 499,173 Third Party Pricing Vendor Price — —
Corporate Bonds 1,364,893
Option adjusted spread off prior
month end broker quote Broker Quote — —
Total Assets $ 6,927,575
Assets
Asset-Backed
Securities
Corporate
Bonds
Collateralized
Mortgage
Obligations
Total
Assets
Beginning Balance
$ 5,500,000 $ — $ — $ 5,500,000
Purchases/(Receipts) — 1,350,000 — 1,350,000
(Sales, maturities and paydowns)/Fundings (1,000,000) — — (1,000,000)
Total change in unrealized appreciation (depreciation) included in earnings — 14,893 — 14,893
Transfers into Level 3 563,509 — 499,173 1,062,682
Ending Balance $ 5,063,509 $ 1,364,893 $ 499,173 $ 6,927,575
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2025 $ — $ 14,893 $ — $ 14,893

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
| 249
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Archwest Mortgage Trust 2025-RTL1 A1 5.20% due 10/25/2040 6.16% 04/25/28
Barclays Mortgage Loan Trust 2023-NQM1 A1A 6.03% due 1/25/2063 7.03% 04/01/27
BRAVO Residential Funding Trust 2024-NQM1 A1 5.94% due 12/1/2063 6.94% 01/01/28
BRAVO Residential Funding Trust 2025-CES2 A1 4.96% due 7/26/2055 5.96% 08/01/29
BRAVO Residential Funding Trust 2025-NQM1 A2 5.81% due 12/25/2064 6.81% 01/01/29
BRAVO Residential Funding Trust 2024-NQM5 A3 6.16% due 6/25/2064 7.16% 07/01/28
BRAVO Residential Funding Trust 2025-NQM8 A1B 5.08% due 6/25/2065 6.08% 08/01/29
BRAVO Residential Funding Trust 2025-CES1 A1A 5.70% due 2/25/2055 6.70% 03/01/29
COLT Mortgage Loan Trust 2025-3 A1 5.35% due 3/25/2070 6.35% 02/01/29
EFMT 2025-CES4 A1 5.43% due 6/25/2060 6.43% 07/01/29
GCAT Trust 2025-NQM4 A1 5.53% due 6/25/2070 6.73% 07/01/29
GCAT Trust 2025-NQM3 A1 5.55% due 5/25/2070 6.96% 06/01/29
GCAT Trust 2025-NQM2 A1 5.60% due 4/25/2070 7.36% 05/01/28
GS Mortgage-Backed Securities Trust 2025-NQM3 A1 5.14% due 11/25/2065 6.14% 08/01/29
HOMES Trust 2025-NQM4 A1 5.22% due 8/25/2070 6.47% 07/01/29
HOMES Trust 2025-AFC2 A1A 5.47% due 6/25/2060 6.47% 06/01/29
LHOME Mortgage Trust 2025-RTL3 A1 5.24% due 8/25/2040 6.24% 02/25/28
LHOME Mortgage Trust 2024-RTL5 A1 5.32% due 9/25/2039 6.32% 03/25/27
Mill City Securities Ltd. 2024-RS2 A1 3.00% due 8/1/2069 6.00% 12/01/27
OBX Trust 2025-R1 A2 5.09% due 9/25/2062 6.09% 11/01/29
OBX Trust 2025-NQM2 A2 5.75% due 11/25/2064 6.75% 01/01/29
OBX Trust 2025-NQM10 A1 5.45% due 5/25/2065 6.45% 05/01/29
OBX Trust 2024-NQM18 A3 5.87% due 10/25/2064 6.87% 11/01/28
PRPM LLC 2025-8 A1 5.39% due 10/25/2030 8.39% 10/01/28
PRPM LLC 2025-5 A1 5.73% due 7/25/2030 8.73% 07/01/28
PRPM LLC 2025-RCF3 A1 5.25% due 7/25/2055 6.25% 07/01/29
RCKT Mortgage Trust 2025-CES6 A1A 5.47% due 6/25/2055 6.47% 06/01/29
RCKT Mortgage Trust 2025-CES7 A1A 5.38% due 7/25/2055 6.38% 07/01/29
RCKT Mortgage Trust 2025-CES5 A1A 5.69% due 5/25/2055 6.69% 05/01/29
Towd Point Mortgage Trust 2025-CES4 A1A 5.09% due 10/25/2065 6.09% 10/01/29
Towd Point Mortgage Trust 2025-FIX1 A1 4.97% due 9/25/2065 5.97% 09/01/29
Verus Securitization Trust 2025-5 A1 5.43% due 6/25/2070 6.43% 06/01/29
Verus Securitization Trust 2025-7 A1 5.13% due 8/25/2070 6.13% 08/01/29
Verus Securitization Trust 2025-2 A1 5.31% due 3/25/2070 6.31% 03/01/29
Verus Securitization Trust 2024-9 A3 5.89% due 11/25/2069 6.89% 12/01/28
Vista Point Securitization Trust 2025-CES1 A1 5.81% due 4/25/2055 6.81% 03/01/29

SCHEDULE OF INVESTMENTS
(continued)
ULTRA SHORT DURATION FUND
December 31, 2025
250 |
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At December 31, 2025, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Face Value
BofA Securities, Inc. 3.81% Due
1/2/2026
$ 9,626,639 $ 9,628,677 U.S. Treasury Inflation
Indexed Bond 0.50% Due
01/15/28 $ 7,551,700 $ 9,819,202
— — —
BNP Paribas 3.80% Due 1/2/2026 7,219,979 7,221,503 U.S. Treasury Strips 0.00%
Due 02/15/27 - 11/15/45 12,716,877 7,173,392
U.S. Treasury Bond 1.88%
- 2.25% Due 02/15/51
- 02/15/52 337,700 192,446
U.S. Treasury Note 1.13%
Due 01/15/28 100 96
7,219,979 13,054,677 7,365,934
JPMorgan Securities LLC 3.82%
Due 1/2/2026
7,059,535 7,061,033 U.S. Treasury Note 3.75%
Due 05/31/30 7,151,200 7,202,279
— — —

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
THE GUGGENHEIM FUNDS | 251
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust may issue an unlimited number of authorized shares. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.
This report covers the following Funds:
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Consolidation of Subsidiary
The consolidated financial statements of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Financial Statements presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.
The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the
Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of- income requirements that apply to regulated investment companies (“RICs”) under the
Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
Fund Name Diversification Status
Active INvestment Series (GAINS) - Core Plus Fund Diversified
Active INvestment Series (GAINS) - Limited Duration Fund Diversified
Core Bond Fund Diversified
Floating Rate Strategies Fund Diversified
High Yield Fund Diversified
Limited Duration Fund Diversified
Macro Opportunities Fund Diversified
Municipal Income Fund Diversified
Total Return Bond Fund Diversified
Ultra Short Duration Fund Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
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252 | THE GUGGENHEIM FUNDS
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and closed-end investment companies are generally valued at the last quoted sale price.
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS | 253
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary
Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the
Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s)
“fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A
SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
254 | THE GUGGENHEIM FUNDS
one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.
Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments.
These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Speculation: the use of an instrument to express macro-economic and other investment views.
Note 1 ‒ Organization, Consolidation of Subsidiary and Significant Accounting Policies (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS | 255
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities;
securities held as collateral are noted on the Funds’ Schedules of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
256 | THE GUGGENHEIM FUNDS
of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS | 257
the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the
Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the
Note 2 ‒ Financial Instruments and Derivatives (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
258 | THE GUGGENHEIM FUNDS
markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31,
2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of December 31, 2025, were as follows:
Fund Borrower Maturity Date Par
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Active
Investment
Series (GAINS):
Core Plus Fund
Awayday LLC 05/02/32 36,111 $ 35,765 $ 35,762 $ (3)
Kroll LLC 09/13/32 10,000 9,273 10,001 728
$ 725
Active
Investment
Series (GAINS):
Limited Duration
Fund
Kroll LLC 09/13/32 10,000 9,273 10,001 728
Note 3 ‒ Fair Value Measurement (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS | 259
Fund Borrower Maturity Date Par
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Core Bond Fund
Cliffwater LLC 03/09/32 150,000 $ 136,116 $ 149,999 $ 13,883
Floating Rate
Strategies Fund
Graftech Finance, Inc. 12/21/29 382,877 382,877 388,459 5,582
Liquid Tech Solutions Holdings
LLC 10/03/32 278,638 277,284 279,334 2,050
Orsini Bidco BV 10/21/32 EUR 250,980 286,781 293,452 6,671
Secretariat Advisors LLC 02/27/32 289,171 287,769 289,353 1,584
$ 15,887
High Yield Fund
Graftech Finance, Inc. 12/21/29 451,506 451,506 458,089 6,583
Secretariat Advisors LLC 02/27/32 51,075 50,828 51,108 280
$ 6,863
Limited Duration
Fund
Datix Bidco, Ltd. 10/30/30 246,050 214,937 246,050 31,113
Datix Bidco, Ltd. 04/30/31 293,000 293,000 293,000 —
Kroll LLC 09/13/32 550,000 509,978 550,000 40,022
QTS Good News Facility 10/09/28 4,984,585 — — —
$ 71,135
Macro
Opportunities
Fund
Awayday LLC 05/02/32 10,046,111 9,949,942 9,948,880 (1,062)
Azuria Water Solutions, Inc. 05/17/28 824,026 816,490 827,116 10,626
Care Bidco 05/04/28 EUR 9,200,000 9,686,011 10,810,920 1,124,909
Citrin Cooperman Advisors LLC 04/01/32 980,000 970,253 982,450 12,197
Cliffwater LLC 03/09/32 1,380,000 1,252,272 1,380,000 127,728
Curriculum Associates LLC 05/07/32 1,911,584 1,911,584 1,911,584 —
Datix Bidco, Ltd. 04/30/31 3,640,000 3,640,000 3,640,000 —
Datix Bidco, Ltd. 10/30/30 3,078,000 2,688,791 3,078,000 389,209
FR Refuel LLC 11/08/28 65,217 64,914 64,729 (185)
FTAI Aircraft Leasing Offshore
SPV, LP 8,125,000 — 813 813
Graftech Finance, Inc. 12/21/29 2,983,552 2,983,552 3,027,052 43,500
Grid Alliance Partners LLC 03/31/30 4,315,692 4,027,666 4,315,692 288,026
Grid Alliance Partners LLC 07/01/32 1,855,998 1,855,998 1,855,998 —
Hanger, Inc. 10/23/31 266,578 265,300 267,237 1,937
Higginbotham Insurance
Agency, Inc. 06/11/31 1,750,104 1,745,775 1,741,353 (4,422)
Hobbs & Associates LLC 07/23/31 141,667 140,268 141,312 1,044
Integrated Power Services
Holdings, Inc. 11/22/28 1,268,038 1,262,088 1,265,417 3,329
Kerridge Commercial Systems
Group, Ltd. 11/21/32 GBP 3,920,982 4,848,859 5,284,307 435,448
Kroll LLC 09/13/32 2,050,000 1,900,846 2,049,999 149,153
Liquid Tech Solutions Holdings
LLC 10/03/32 854,489 850,338 856,626 6,288
MB2 Dental Solutions LLC 02/13/31 828,200 727,773 752,607 24,834
Note 4 ‒ Unfunded Loan Commitments  (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
260 | THE GUGGENHEIM FUNDS
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Fund Borrower Maturity Date Par
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
MB2 Dental Solutions LLC 06/04/26 2,416,043 $ 2,393,702 $ 2,398,374 $ 4,672
Merative, LP 09/30/32 1,256,290 1,250,199 1,256,290 6,091
Merative, LP 09/30/32 1,101,176 1,042,405 1,101,177 58,772
Polaris Newco LLC 02/13/31 3,406,169 3,246,654 3,292,505 45,851
QTS Good News Facility 10/09/28 8,336,665 — — —
Secretariat Advisors LLC 02/27/32 405,376 403,412 405,632 2,220
$ 2,73 0 , 978
Total Return
Bond Fund
Awayday LLC 05/02/32 8,305,556 8,226,048 8,225,170 (878)
Cliffwater LLC 03/09/32 1,874,863 1,701,332 1,874,863 173,531
Datix Bidco, Ltd. 10/30/30 2,682,258 2,343,090 2,682,258 339,168
Datix Bidco, Ltd. 04/30/31 3,194,733 3,194,733 3,194,733 —
FR Refuel LLC 11/08/28 2,015,217 2,005,832 2,000,103 (5,729)
FTAI Aircraft Leasing Offshore
SPV, LP 9,625,000 — 963 963
Graftech Finance, Inc. 12/21/29 559,867 559,867 568,030 8,163
Hanger, Inc. 10/23/31 471,188 468,929 472,352 3,423
Higginbotham Insurance
Agency, Inc. 06/11/31 4,863,992 4,851,962 4,839,673 (12,289)
Higginbotham Insurance
Agency, Inc. 06/11/31 2,138,947 2,128,854 2,127,175 (1,679)
Kroll LLC 09/13/32 2,663,750 2,469,941 2,663,750 193,809
Liquid Tech Solutions Holdings
LLC 10/03/32 1,135,449 1,129,932 1,138,287 8,355
MB2 Dental Solutions LLC 02/13/31 1,123,120 986,931 1,020,609 33,678
MB2 Dental Solutions LLC 06/04/26 3,311,266 3,280,647 3,287,050 6,403
QTS Good News Facility 10/09/28 22,138,436 — — —
$ 74 6 , 918
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR — Euro
GBP — British Pound
Fund Restricted Securities Acquisition Date Cost Value
Core Bond Fund
Central Storage Safety Project Trust
4.82% due 2/1/2038 03/20/18 $ 734,039 $ 690,316
Copper River CLO Ltd.
2007-1A INC, , 2007-1A INC due
1/20/2021
a
05/09/14 — 70
Nassau LLC
2019-1, 3.98% due 8/15/2034 08/16/19 297,807 267,884
$ 1,031,846 $ 958,270
Note 4 ‒ Unfunded Loan Commitments  (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
THE GUGGENHEIM FUNDS | 261
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not
Fund Restricted Securities Acquisition Date Cost Value
Floating Rate Strategies Fund
Mirabela Nickel Ltd.
due 3/31/2028
b
12/31/13 $ 1,160,811 $ 3,199
High Yield Fund
Mirabela Nickel Ltd.
due 3/31/2028
b
12/31/13 $ 252,369 $ 695
Limited Duration Fund
Copper River CLO Ltd.
2007-1A INC, due 1/20/2021
a
05/09/14 $ — $ 50
Macro Opportunities Fund
Copper River CLO Ltd.
2007-1A INC, due 1/20/2021
a
05/09/14 $ — $ 815
Nassau LLC
2019-1, 3.98% due 8/15/2034 08/16/19 4,943,567 4,446,868
$ 4,943,567 $ 4,447,683
Total Return Bond Fund
Central Storage Safety Project Trust
4.82% due 2/1/2038 02/02/18 $ 15,155,000 $ 14,151,478
Copper River CLO Ltd.
2007-1A INC, due 1/20/2021
◊,a
05/09/14 — 150
Freddie Mac Military Housing Bonds
2015-R1, XA10.70%, (WAC) due
11/25/2055
◊,c
12/16/19 12,484,575 8,907,064
Freddie Mac Military Housing Bonds
2015-R1, A14.49%, (WAC) due
11/25/2055
◊
03/07/18 76,513,620 57,463,553
Nassau LLC
2019-1, 3.98% due 8/15/2034 08/16/19 5,178,074 4,661,174
$ 109,331,269 $ 85,183,419
a
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
b
Security is in default of interest and/or principal obligations.
◊
Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
c
Security is an interest-only strip.
Note 5 ‒ Restricted Securities (continued)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
December 31, 2025
262 | THE GUGGENHEIM FUNDS
limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.
Note 6 ‒ Market Risks (continued)

THE GUGGENHEIM FUNDS | 263
OTHER INFORMATION (Unaudited)
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.